UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 09/30/21

Item 1.	Reports to Stockholders.

[INSERT SEMI-ANNUAL REPORT]

SEMIANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

September 30, 2021

Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ U.S. Equity ETF
Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF
Franklin LibertyQ Global Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Franklin LibertyQ International Equity Hedged ETF

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Economic and Market Overview

Global developed and emerging market equities, as measured by the MSCI All Country World Index-NR (net of tax withholding when dividends are paid), posted a +6.26% total return for the six months ended September 30, 2021.1 Global equities benefited from the continued progress of vaccination programs for COVID-19, solid economic growth and a rebound in global trade. However, the Chinese government’s imposition of additional restrictions on some businesses pressured Asian and global emerging market stocks. The combination of increased consumer demand and persistent supply chain disruptions contributed to higher inflation in many countries. Additionally, the spread of the highly contagious Delta variant, which caused COVID-19 cases to rise even in some intensively vaccinated areas, pressured global equities during the six-month period.

In the U.S., the economy continued to recover amid declining unemployment, solid wage growth and high business confidence. GDP growth was robust, as strong consumer spending, driven by a surge in consumer demand, supported the economy. A rebound in corporate earnings and the U.S. Senate’s passage of a bipartisan infrastructure bill further bolstered investor sentiment. The U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25% and continued its program of open-ended U.S. Treasury and mortgage bond purchases to help keep markets functioning. In its September 2021 meeting statement, the Fed indicated that it plans to soon reduce its purchases of U.S. Treasury and mortgage-backed securities but declined to provide a timetable. The Fed also maintained that it views inflation as partially transitory and that further employment progress was needed before the Fed would consider raising the range for the federal funds target rate.

The eurozone economy showed signs of recovery, as quarter-over-quarter GDP increased in the second quarter of 2021 after contracting for the previous two quarters. Most of the eurozone’s largest economies posted improving growth rates, as increased vaccination rates helped consumer activity return to pre-pandemic levels. The fastest rate of business activity growth in more than a decade also helped European developed market equities, as measured by the MSCI Europe Index-NR, to post a +5.75% total return for the six months under review.1 However, in September 2021, the annual inflation rate in the eurozone reached the highest level in 13 years, and the prospect of energy shortages as winter approaches tempered investor optimism.

Asian developed and emerging market equities, as measured by the MSCI All Country Asia Index-NR, posted a -2.48% total return for the six-month period.1 Although China continued to grow, its economy was pressured by higher commodity prices, increased fuel costs and production disruption caused by government-mandated suspensions of power use. Asian equity markets experienced heightened volatility due to inflation concerns and rising COVID-19 infection rates in some countries. Unexpected regulatory changes by the Chinese government, which negatively impacted education- and technology-related businesses, and concerns about a large property developer’s solvency pressured Asian stocks late in the six-month period.

Global emerging market stocks, as measured by the MSCI Emerging Markets Index-NR, posted a -3.45% total return for the six months under review.1 Higher COVID-19 cases in some countries, limited vaccine rollouts and concerns about rising interest rates and elevated inflation dampened investor enthusiasm in global emerging market equities. Investor concerns that problems in China’s highly indebted property development sector could affect other emerging markets further hurt returns.

The foregoing information reflects our analysis and opinions as of September 30, 2021. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin LibertyQ Emerging Markets ETF

This semiannual report for Franklin LibertyQ Emerging Markets ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Emerging Markets (EM) Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from emerging market countries that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI EM Index over the long term by selecting equity securities from the MSCI EM Index that have exposure to these investment-style factors.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -0.30% based on market price and +0.78% based on net asset value (NAV). In comparison, the LibertyQ EM Index-NR posted a +1.30% cumulative total return for the same period, while the MSCI EM Index-NR posted a -3.45% cumulative total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Geographic Composition*

9/30/21

% of Total Net Assets
Asia	68.1%
Europe	13.6%
Middle East & Africa	12.1%
Latin America & Caribbean	6.2%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ EM Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Banks	12.4%
Oil, Gas & Consumable Fuels	10.5%
Metals & Mining	8.8%
IT Services	5.6%
Diversified Telecommunication Services	5.2%
Semiconductors & Semiconductor Equipment	4.7%
Wireless Telecommunication Services	4.4%
Chemicals	4.0%
Food Products	3.9%
Beverages	3.4%

1. The LibertyQ EM Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EM Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EM Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of emerging markets.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 39.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
Gazprom PJSC Oil, Gas & Consumable Fuels, Russia	1.5%
United Microelectronics Corp. Semiconductors & Semiconductor Equipment, Taiwan	1.5%
HCL Technologies Ltd. IT Services, India	1.4%
Infosys Ltd. IT Services, India	1.3%
Tata Consultancy Services Ltd. IT Services, India	1.3%
Al-Rajhi Bank Banks, Saudi Arabia	1.3%
LUKOIL PJSC Oil, Gas & Consumable Fuels, Russia	1.2%
Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk, B Diversified Telecommunication Services, Indonesia	1.2%
Asian Paints Ltd. Chemicals, India	1.2%
Hindustan Unilever Ltd. Household Products, India	1.2%

Top 10 Countries

9/30/21

% of Total Net Assets
China	25.7%
India	15.2%
Taiwan	13.1%
Russia	11.0%
South Korea	7.2%
Saudi Arabia	4.6%
South Africa	4.3%
Brazil	3.1%
Mexico	2.5%
Indonesia	2.2%

Thank you for your participation in Franklin LibertyQ Emerging Markets ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+0.78%	-0.30%	+0.78%	-0.30%
1-Year	+23.28%	+21.93%	+23.28%	+21.93%
5-Year	+29.67%	+27.33%	+5.33%	+4.95%
Since Inception (6/1/16)	+41.44%	+40.23%	+6.72%	+6.55%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.230242

Total Annual Operating Expenses5

0.45%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Fund is designed for the aggressive portion of a well-diversified portfolio. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional provider information.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,007.80	$2.26	$1,022.81	$2.28	0.45%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin LibertyQ Global Dividend ETF

This semiannual report for Franklin LibertyQ Global Dividend ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Dividend Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed and emerging market countries with high and persistent dividend income that have favorable exposure to a quality investment-style factor, subject to a maximum 2% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI All Country World Index (ACWI) ex REITs Index over the long term by applying dividend persistence and yield screens and the quality factor selection process.

Performance Overview

For the six-month period, the Fund posted cumulative total returns of +4.98% based on market price and +4.82% based on net asset value (NAV). In comparison, the LibertyQ Global Dividend Index-NR posted a +4.83% cumulative total return for the same period, while the MSCI ACWI ex REITs Index-NR posted a +6.17% cumulative total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Geographic Composition*

9/30/21

% of Total Net Assets
North America	50.2%
Europe	21.6%
Asia	15.3%
Middle East & Africa	6.2%
Australia & New Zealand	6.2%
Short-Term Investments & Other Net Assets	0.5%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Dividend Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Banks	14.9%
Pharmaceuticals	10.1%
Insurance	9.2%
Diversified Telecommunication Services	5.0%
Tobacco	4.6%
Semiconductors & Semiconductor Equipment	4.5%
IT Services	4.5%
Capital Markets	4.2%
Household Products	4.1%
Electrical Equipment	4.1%

1. The LibertyQ Global Dividend Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI ex REITs Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI ex REITs Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding REIT securities.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 49.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
Paychex Inc. IT Services, United States	2.3%
Macquarie Group Ltd. Capital Markets, Australia	2.3%
Target Corp. Multiline Retail, United States	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	2.2%
Roche Holding AG, Non-Voting Pharmaceuticals, Switzerland	2.2%
KDDI Corp. Wireless Telecommunication Services, Japan	2.1%
Cisco Systems Inc. Communications Equipment, United States	2.1%
The Procter & Gamble Co. Household Products, United States	2.1%
Eaton Corp. PLC Electrical Equipment, United States	2.1%
Gilead Sciences Inc. Biotechnology, United States	2.1%

Top 10 Countries

9/30/21

% of Total Net Assets
United States	41.4%
Japan	9.3%
Canada	8.8%
Switzerland	7.8%
United Kingdom	6.0%
Australia	5.7%
Saudi Arabia	3.9%
Taiwan	3.0%
Finland	2.4%
Germany	2.3%

Thank you for your participation in Franklin LibertyQ Global Dividend ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+4.82%	+4.98%	+4.82%	+4.98%
1-Year	+26.91%	+26.93%	+26.91%	+26.93%
5-Year	+55.39%	+54.94%	+9.22%	+9.15%
Since Inception (6/1/16)	+60.59%	+60.79%	+9.29%	+9.32%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 11 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.631124

Total Annual Operating Expenses5

0.45%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available income for the Fund. There can be no assurance that the Fund’s quality factor stock selection process and dividend screens of the Underlying Index will enhance performance. Exposure to investment factors and the use of dividend screens may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December  1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional provider information.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,048.20	$2.31	$1,022.81	$2.28	0.45%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

12	Semiannual Report	franklintempleton.com

Franklin LibertyQ Global Equity ETF

This semiannual report for Franklin LibertyQ Global Equity ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed and emerging market countries that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI All Country World Index (ACWI) over the long term by selecting equity securities from the MSCI ACWI that have exposure to these investment-style factors.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +4.72% based on market price and +5.06% based on net asset value (NAV). In comparison, the LibertyQ Global Equity Index-NR posted a +5.12% cumulative total return for the same period, while the MSCI ACWI-NR posted a +6.26% cumulative total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Geographic Composition*

9/30/21

% of Total Net Assets
North America	58.6%
Europe	18.3%
Asia	16.6%
Australia & New Zealand	4.1%
Middle East & Africa	1.2%
Latin America & Caribbean	0.9%
Short-Term Investments & Other Net Assets	0.3%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Pharmaceuticals	9.7%
Semiconductors & Semiconductor Equipment	8.5%
IT Services	5.4%
Software	5.4%
Biotechnology	4.9%
Metals & Mining	4.7%
Diversified Telecommunication Services	3.8%
Specialty Retail	3.3%
Banks	3.1%
Technology Hardware, Storage & Peripherals	3.1%

1. The LibertyQ Global Equity Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 54.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
Novo Nordisk AS, B Pharmaceuticals, Denmark	1.2%
Adobe Inc. Software, United States	1.2%
Eli Lilly & Co. Pharmaceuticals, United States	1.2%
Microsoft Corp. Software, United States	1.2%
Alphabet Inc., A, C Interactive Media & Services, United States	1.2%
Apple Inc. Technology Hardware, Storage & Peripherals, United States	1.1%
Accenture PLC, A IT Services, United States	1.1%
Oracle Corp. Software, United States	1.1%
Facebook Inc., A Interactive Media & Services, United States	1.1%
ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	1.1%

Top 10 Countries

9/30/21

% of Total Net Assets
United States	55.7%
Japan	6.4%
United Kingdom	5.0%
Switzerland	4.0%
Australia	3.9%
China	3.1%
Canada	2.9%
Taiwan	2.2%
India	2.1%
Netherlands	1.8%

Thank you for your participation in Franklin LibertyQ Global Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+5.06%	+4.72%	+5.06%	+4.72%
1-Year	+22.36%	+21.71%	+22.36%	+21.71%
5-Year	+71.69%	+70.08%	+11.42%	+11.21%
Since Inception (6/1/16)	+79.42%	+79.21%	+11.59%	+11.56%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 16 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.371046

Total Annual Operating Expenses5

0.35%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional provider information.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,050.60	$1.75	$1,023.36	$1.72	0.34%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin LibertyQ International Equity Hedged ETF

This semiannual report for Franklin LibertyQ International Equity Hedged ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ International Equity Hedged Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed market countries in Europe, Australasia and the Far East (EAFE) that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 2% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI EAFE Index over the long term by selecting equity securities from the MSCI EAFE Index that have exposure to these investment-style factors. The Underlying Index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the Underlying Index.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +3.96% based on market price and +5.70% based on net asset value (NAV). In comparison, LibertyQ International Equity Hedged Index-NR posted a +5.90% cumulative total return for the same period, while the MSCI EAFE 100% Hedged to USD Index-NR posted a +6.48% cumulative total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 20.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Geographic Composition

9/30/21

% of Total Net Assets
Europe	54.5%
Asia	31.1%
Australia & New Zealand	12.6%
North America	0.6%
Middle East & Africa	0.5%
Short-Term Investments & Other Net Assets	0.7%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ International Equity Hedged Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Pharmaceuticals	12.9%
Metals & Mining	8.4%
Semiconductors & Semiconductor Equipment	5.1%
Diversified Telecommunication Services	4.9%
Automobiles	3.9%
Tobacco	3.5%
Food & Staples Retailing	3.5%
Banks	3.3%
Health Care Equipment & Supplies	3.2%
Chemicals	3.0%

1. The LibertyQ International Equity Hedged Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EAFE Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EAFE Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 71.

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FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
Novo Nordisk AS, B Pharmaceuticals, Denmark	2.4%
ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	2.4%
Toyota Motor Corp. Automobiles, Japan	2.3%
Roche Holding AG, Non-Voting Pharmaceuticals, Switzerland	2.2%
Nestle SA Food Products, Switzerland	2.0%
CSL Ltd. Biotechnology, Australia	2.0%
GlaxoSmithKline PLC Pharmaceuticals, United Kingdom	2.0%
Tokyo Electron Ltd. Semiconductors & Semiconductor Equipment, Japan	1.9%
Novartis AG Pharmaceuticals, Switzerland	1.9%
Sanofi Pharmaceuticals, France	1.8%

Top 10 Countries

9/30/21

% of Total Net Assets
Japan	28.4%
United Kingdom	17.1%
Australia	11.9%
Switzerland	9.8%
Spain	5.3%
Netherlands	4.9%
Denmark	4.6%
France	3.8%
Sweden	3.1%
Hong Kong	1.9%

Thank you for your participation in Franklin LibertyQ International Equity Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+5.70%	+3.96%	+5.70%	+3.96%
1-Year	+22.04%	+20.37%	+22.04%	+20.37%
5-Year	+48.81%	+46.80%	+8.27%	+7.98%
Since Inception (6/1/16)	+50.91%	+49.80%	+8.02%	+7.87%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.151427

Total Annual Operating Expenses5

0.40%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The Fund will attempt to hedge the currency exposure of non-U.S. dollar denominated securities held in its portfolio by investing in foreign currency forward contracts. Foreign currency forward contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Currency management strategies could result in losses to the Fund if currencies do not perform as the investment manager expects. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional provider information.

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FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,057.00	$2.06	$1,023.06	$2.03	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin LibertyQ U.S. Equity ETF

This semiannual report for Franklin LibertyQ U.S. Equity ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Large Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 1000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 1000® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of +6.24% based on market price and +6.35% based on net asset value (NAV). In comparison, the LibertyQ U.S. Large Cap Equity Index posted a +6.42% cumulative total return for the same period, while the Russell 1000® Index posted a +8.76% cumulative total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 25.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Information Technology	24.9%
Health Care	18.1%
Industrials	14.8%
Consumer Staples	13.4%
Consumer Discretionary	8.0%
Communication Services	6.3%
Utilities	4.5%
Materials	3.8%
Financials	3.8%
Real Estate	2.2%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Large Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Large Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell 1000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 1000® Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000® Index, which represents the majority of the U.S. market’s total capitalization.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 79.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Top 10 Holdings

9/30/21

Company Sector/Industry	% of Total Net Assets
NVIDIA Corp. Information Technology	1.3%
Intuit Inc. Information Technology	1.2%
Thermo Fisher Scientific Inc. Health Care	1.2%
Costco Wholesale Corp. Consumer Staples	1.2%
Eli Lilly & Co. Health Care	1.2%
Adobe Inc. Information Technology	1.1%
Accenture PLC, A Information Technology	1.1%
Apple Inc. Information Technology	1.1%
Microsoft Corp. Information Technology	1.1%
S&P Global Inc. Financials	1.1%

Thank you for your participation in Franklin LibertyQ U.S. Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+6.35%	+6.24%	+6.35%	+6.24%
1-Year	+23.98%	+23.63%	+23.98%	+23.63%
3-Year	+43.10%	+42.89%	+12.69%	+12.63%
Since Inception (4/26/17)	+80.28%	+80.19%	+14.23%	+14.22%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 26 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.400638

Total Annual Operating Expenses5

0.15%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. To the extent the Fund concentrates in a specific industry or group of industries, the Fund will carry much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries; there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,063.50	$0.78	$1,024.32	$0.76	0.15%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin LibertyQ U.S. Mid Cap Equity ETF

This semiannual report for Franklin LibertyQ U.S. Mid Cap Equity ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Mid Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell Midcap® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell Midcap® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of +7.69% based on market price and +7.70% based on net asset value (NAV). In comparison, the LibertyQ U.S. Mid Cap Equity Index posted a +7.85% cumulative total return for the same period, while the Russell Midcap® Index posted a +6.50% cumulative total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 30.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Industrials	20.6%
Information Technology	18.3%
Consumer Discretionary	14.8%
Health Care	11.2%
Financials	10.4%
Consumer Staples	7.1%
Real Estate	7.0%
Utilities	4.3%
Communication Services	3.0%
Materials	2.9%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Mid Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ U.S. Mid Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell). It is based on the Russell Midcap® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell Midcap® Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000® Index, which represents a modest amount of the Russell 1000® Index’s total market capitalization.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 86.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Top 10 Holdings

9/30/21

Company Sector/Industry	% of Total Net Assets
Fortinet Inc. Information Technology	1.3%
MSCI Inc. Financials	1.3%
ResMed Inc. Health Care	1.2%
AutoZone Inc. Consumer Discretionary	1.2%
Synopsys Inc. Information Technology	1.2%
O’Reilly Automotive Inc. Consumer Discretionary	1.1%
Carrier Global Corp. Industrials	1.1%
Xilinx Inc. Information Technology	1.1%
Tractor Supply Co. Consumer Discretionary	1.1%
IDEXX Laboratories Inc. Health Care	1.1%

Thank you for your participation in Franklin LibertyQ U.S. Mid Cap Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+7.70%	+7.69%	+7.70%	+7.69%
1-Year	+33.97%	+33.91%	+33.97%	+33.91%
3-Year	+49.92%	+50.07%	+14.45%	+14.49%
Since Inception (4/26/17)	+81.95%	+82.24%	+14.47%	+14.51%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 31 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.219504

Total Annual Operating Expenses5

0.30%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Historically, mid-size company securities have been more volatile in price than larger company securities, especially over the short term. Mid-size companies may be more susceptible to particular economic events or competitive factors than are larger, more broadly diversified companies. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,077.00	$1.56	$1,023.56	$1.52	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin LibertyQ U.S. Small Cap Equity ETF

This semiannual report for Franklin LibertyQ U.S. Small Cap Equity ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 2000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 2000® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of +3.49% based on market price and +3.58% based on net asset value (NAV). In comparison, the LibertyQ U.S. Small Cap Equity Index posted a +3.73% cumulative total return for the same period, while the Russell 2000® Index posted a -0.25% cumulative total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 35.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Consumer Discretionary	23.1%
Industrials	18.8%
Information Technology	15.3%
Health Care	10.5%
Financials	8.8%
Consumer Staples	5.7%
Real Estate	5.6%
Utilities	4.8%
Communication Services	3.8%
Materials	2.8%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ U.S. Small Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell). It is based on the Russell 2000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 2000® Index is market capitalization weighted and measures performance of the approximately 2,000 smallest companies in the Russell 3000® Index, which represent a small amount of the total market capitalization of the Russell 3000® Index.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 92.

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FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Top 10 Holdings

9/30/21

Company Sector/Industry	% of Total Net Assets
Crocs Inc. Consumer Discretionary	1.4%
SAIA Inc. Industrials	1.0%
Lattice Semiconductor Corp. Information Technology	0.9%
Texas Roadhouse Inc., A Consumer Discretionary	0.9%
Exponent Inc. Industrials	0.9%
Tetra Tech Inc. Industrials	0.9%
J2 Global Inc. Information Technology	0.9%
SPS Commerce Inc. Information Technology	0.9%
AMN Healthcare Services Inc. Health Care	0.8%
Macy’s Inc. Consumer Discretionary	0.8%

Thank you for your participation in Franklin LibertyQ U.S. Small Cap Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-month	+3.58%	+3.49%	+3.58%	+3.49%
1-Year	+47.91%	+48.32%	+47.91%	+48.32%
3-Year	+30.57%	+31.21%	+9.30%	+9.48%
Since Inception (4/26/17)	+57.19%	+57.44%	+10.75%	+10.79%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 36 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	35

FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.129121

Total Annual Operating Expenses5

0.35%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Smaller, mid-sized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger company stocks, especially over the short term. Smaller companies may be more susceptible to particular events or economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

36	Semiannual Report	franklintempleton.com

FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,035.80	$1.79	$1,023.31	$1.78	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Semiannual Report	37

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Emerging Markets ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31,
		2021		2020	2019	2018		2017[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$30.78	$22.20		$29.70	$33.41	$29.29		$25.66

Income from investment operations[b]:

Net investment income[c]	0.85	0.84		1.24	1.14	0.83		0.47

Net realized and unrealized gains (losses)	(0.60)	8.55		(6.96)	(3.76)	4.15		3.25

Total from investment operations	0.25	9.39		(5.72)	(2.62)	4.98		3.72

Less distributions from net investment income	(0.23)	(0.81)		(1.78)	(1.09)	(0.86)		(0.09)

Net asset value, end of period	$30.80	$30.78		$22.20	$29.70	$33.41		$29.29

Total return[d]	0.78%	42.57%		(20.55)%	(7.70)%	17.20%		14.55%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.45%	0.45%		0.49%	0.55%	0.69%	[f]	0.75%

Expenses net of waiver and payments by affiliates	0.45%	0.45%		0.49%	0.55%	0.54%	[f]	0.55%

Net investment income	5.42%	3.15%		4.26%	3.75%	2.61%		2.09%

Supplemental data

Net assets, end of period (000’s)	$24,641	$24,627		$57,711	$344,484	$400,908		$328,086

Portfolio turnover rate[g]	13.70% [h]	40.22%	[h]	44.11% [h]	52.42%	32.87%		31.66%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	13.70%	36.91%	41.78%

38	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin LibertyQ Emerging Markets ETF

		Industry	Shares	Value
	Common Stocks 99.0%
	Brazil 2.7%
	Ambev SA	Beverages	76,800	$215,647
	BB Seguridade Participacoes SA	Insurance	20,800	76,155
	Engie Brasil Energia SA	Independent Power and Renewable Electricity Producers	4,400	30,249
	Petrobras Distribuidora SA	Specialty Retail	8,000	34,488
	Telefonica Brasil SA	Diversified Telecommunication Services	12,409	97,629
	TIM SA	Wireless Telecommunication Services	17,600	37,953
	Vale SA	Metals & Mining	11,860	165,943

				658,064

	Chile 0.6%
	Colbun SA	Independent Power and Renewable Electricity Producers	161,524	26,132
	Compania Cervecerias Unidas SA	Beverages	2,872	25,530
	Enel Americas SA	Electric Utilities	546,020	64,498
	Enel Chile SA	Electric Utilities	632,104	29,885

				146,045

	China 25.7%
a	360 DigiTech Inc.	Consumer Finance	940	19,101
b	A-Living Services Co. Ltd., 144A	Commercial Services & Supplies	8,000	28,466
	Agile Group Holdings Ltd.	Real Estate Management & Development	12,000	11,222
	Agricultural Bank of China Ltd., A	Banks	77,600	35,349
	Agricultural Bank of China Ltd., H	Banks	548,000	188,658
	Anhui Conch Cement Co. Ltd., A	Construction Materials	6,000	37,930
	Anhui Conch Cement Co. Ltd., H	Construction Materials	34,230	184,679
	Anhui Kouzi Distillery Co. Ltd., A	Beverages	800	6,257
	Apeloa Pharmaceutical Co. Ltd., A	Pharmaceuticals	1,200	7,099
	Autobio Diagnostics Co. Ltd., A	Health Care Equipment & Supplies	390	3,221
	Bank of Beijing Co. Ltd., A	Banks	26,400	17,834
	Bank of Chengdu Co. Ltd., A	Banks	3,200	5,880
	Bank of China Ltd., A	Banks	14,000	6,616
	Bank of China Ltd., H	Banks	616,000	218,399
	Bank of Communications Co. Ltd., A	Banks	53,600	37,372
	Bank of Communications Co. Ltd., H	Banks	224,400	133,176
	Bank of Hangzhou Co. Ltd., A	Banks	6,000	13,880
	Bank of Jiangsu Co. Ltd., A	Banks	8,800	7,936
	Bank of Nanjing Co. Ltd., A	Banks	10,800	15,144
	Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	23,200	31,274
	Beijing Enterprises Holdings Ltd.	Gas Utilities	5,000	20,007
a	Brilliance China Automotive Holdings Ltd.	Automobiles	66,000	28,434
	By-health Co. Ltd., A	Personal Products	1,600	7,001
	C&S Paper Co. Ltd., A	Household Products	1,200	3,213
	Chaozhou Three-Circle Group Co. Ltd., A	Electronic Equipment, Instruments & Components	1,600	9,197
	China Cinda Asset Management Co. Ltd., H	Capital Markets	208,000	35,269
	China CITIC Bank Corp. Ltd., H	Banks	236,000	106,713
	China Communications Services Corp. Ltd., H	Construction & Engineering	24,000	13,318
	China Conch Venture Holdings Ltd.	Construction & Engineering	37,000	171,344
	China Construction Bank Corp., A	Banks	800	740
	China Construction Bank Corp., H	Banks	316,000	226,507
	China Everbright Bank Co. Ltd., A	Banks	47,600	25,002
	China Everbright Bank Co. Ltd., H	Banks	80,000	28,261
b,c	China Feihe Ltd., 144A, Reg S	Food Products	52,000	87,773
	China Hongqiao Group Ltd.	Metals & Mining	40,000	51,486
	China Lesso Group Holdings Ltd.	Building Products	20,000	32,063
	China Medical System Holdings Ltd.	Pharmaceuticals	36,000	65,668
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	24,000	41,189
	China Minsheng Banking Corp. Ltd., A	Banks	46,400	28,110

franklintempleton.com	Semiannual Report	39

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China Minsheng Banking Corp. Ltd., H	Banks	146,000	$58,703
	China National Building Material Co. Ltd., H	Construction Materials	72,000	97,484
	China Overseas Property Holdings Ltd.	Real Estate Management & Development	25,000	20,746
	China Pacific Insurance Group Co. Ltd., A	Insurance	6,400	26,913
	China Pacific Insurance Group Co. Ltd., H	Insurance	45,600	135,605
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	264,000	130,904
	China Railway Group Ltd., H	Construction & Engineering	60,000	29,905
	China Resources Cement Holdings Ltd.	Construction Materials	66,000	63,671
	China Resources Power Holdings Co. Ltd.	Independent Power and Renewable Electricity Producers	32,000	92,284
	China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	8,800	30,897
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	96,120	224,969
	China South Publishing & Media Group Co. Ltd., A	Media	2,400	3,332
	China Taiping Insurance Holdings Co. Ltd.	Insurance	29,600	45,020
	China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	25,200	85,900
a	Chongqing Brewery Co. Ltd., A	Beverages	600	12,200
	Chongqing Rural Commercial Bank Co. Ltd., A	Banks	5,600	3,349
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	28,000	10,215
	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	26,400	208,564
	Daan Gene Co. Ltd.	Biotechnology	1,860	5,352
b	Dali Foods Group Co. Ltd., 144A	Food Products	50,000	30,188
	Dongfeng Motor Group Co. Ltd., H	Automobiles	64,000	57,138
	Financial Street Holdings Co. Ltd., A	Real Estate Management & Development	2,000	1,859
	Focus Media Information Technology Co. Ltd.	Media	16,400	18,601
	Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	4,800	81,810
	Fujian Sunner Development Co. Ltd.	Food Products	2,000	6,694
	G-bits Network Technology Xiamen Co. Ltd., A	Entertainment	100	6,063
	Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	5,040	3,670
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	Household Durables	800	2,277
	Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	28,800	22,124
	Guangzhou Shiyuan Electronic Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	800	9,712
	Guangzhou Wondfo Biotech Co. Ltd., A	Health Care Equipment & Supplies	390	2,598
	Haitian International Holdings Ltd.	Machinery	10,000	30,894
	Hangzhou Robam Appliances Co. Ltd., A	Household Durables	1,200	6,284
	Heilongjiang Agriculture Co. Ltd., A	Food Products	2,000	4,695
	Henan Shuanghui Investment & Development Co. Ltd.	Food Products	3,900	16,406
	Hengan International Group Co. Ltd.	Personal Products	10,000	53,567
	Hithink RoyalFlush Information Network Co. Ltd., A	Capital Markets	600	11,146
	Hopson Development Holdings Ltd.	Real Estate Management & Development	10,400	37,006
	Huaxia Bank Co. Ltd., A	Banks	12,400	10,702
	Huaxin Cement Co. Ltd., A	Construction Materials	2,000	6,337
	Hunan Valin Steel Co. Ltd., A	Metals & Mining	8,400	8,629
	Industrial and Commercial Bank of China Ltd.	Banks	18,800	13,574
	Industrial and Commercial Bank of China Ltd., H	Banks	376,000	209,140
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A	Chemicals	10,000	8,863

40	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	6,400	$37,385
	Intco Medical Technology Co. Ltd.	Health Care Equipment & Supplies	600	5,451
	Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	1,070	9,709
	Jason Furniture Hangzhou Co. Ltd., A	Household Durables	400	3,719
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	25,000	25,338
	Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	1,200	15,726
	Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	1,500	38,599
	Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	3,200	4,512
	Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	3,600	5,260
	Juewei Food Co. Ltd., A	Food Products	800	7,927
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	8,000	36,225
	Kingfa Sci & Tech Co. Ltd., A	Chemicals	1,600	3,637
	Kunlun Tech Co. Ltd.	Entertainment	1,200	3,152
	Kweichow Moutai Co. Ltd., A	Beverages	790	224,001
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	32,000	23,554
	Luzhou Laojiao Co. Ltd., A	Beverages	1,700	58,365
	Maxscend Microelectronics Co. Ltd., A	Electronic Equipment, Instruments & Components	200	10,908
	Muyuan Foods Co. Ltd.	Food Products	6,720	54,039
	NanJi E-Commerce Co. Ltd.	Media	2,800	2,863
	NetEase Inc., ADR	Entertainment	2,424	207,010
	New China Life Insurance Co. Ltd., H	Insurance	8,800	26,000
a	New Hope Liuhe Co. Ltd.	Food Products	4,800	10,977
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	36,000	44,349
	Ningxia Baofeng Energy Group Co. Ltd., A	Chemicals	3,600	8,969
a	Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	2,000	3,359
	Ovctek China Inc., A	Health Care Equipment & Supplies	989	12,513
	Perfect World Co. Ltd.	Entertainment	2,000	4,673
	PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	232,000	109,970
	PICC Property and Casualty Co. Ltd., H	Insurance	108,000	104,745
b	Postal Savings Bank of China Co. Ltd., 144A	Banks	164,000	113,341
	RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	5,200	3,883
	Sany Heavy Industry Co. Ltd., A	Machinery	9,200	36,264
	Seazen Group Ltd.	Real Estate Management & Development	36,000	28,811
	Seazen Holdings Co. Ltd., A	Real Estate Management & Development	2,400	13,863
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	12,800	29,352
	Shandong Buchang Pharmaceuticals Co. Ltd., A	Pharmaceuticals	1,600	4,571
	Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	2,600	13,266
	Shandong Sun Paper Industry JSC Ltd., A	Paper & Forest Products	2,400	4,447
	Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	7,600	14,761
	Shanghai Pudong Development Bank Co. Ltd., A	Banks	19,200	26,774
	Shanxi Lu’an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	3,200	7,442
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	1,120	54,751
	Shengyi Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	2,000	6,712
	Shenzhen Goodix Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	600	10,299
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	18,000	23,169
	Shenzhen Investment Ltd.	Real Estate Management & Development	48,000	12,085
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	1,273	76,021
a	Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	1,200	5,383
	Sichuan Chuantou Energy Co Ltd., A	Independent Power and Renewable Electricity Producers	4,400	9,797

franklintempleton.com	Semiannual Report	41

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Sichuan Swellfun Co. Ltd., A	Beverages	600	$11,821
b	Smoore International Holdings Ltd., 144A	Tobacco	13,000	60,619
	Suofeiya Home Collection Co. Ltd.	Household Durables	400	1,031
	Tangshan Jidong Cement Co. Ltd.	Construction Materials	1,600	3,191
	The People’s Insurance Co. Group of China Ltd., H	Insurance	140,000	43,522
	Toly Bread Co. Ltd., A	Food Products	1,120	5,045
	Tonghua Dongbao Pharmaceutical Co. Ltd.	Pharmaceuticals	2,000	3,260
	Tongkun Group Co. Ltd., A	Chemicals	2,000	6,799
a	Topchoice Medical Investment Corp., A	Health Care Providers & Services	400	18,718
	Uni-President China Holdings Ltd.	Food Products	12,000	11,422
a	Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	6,472	72,098
	Wanhua Chemical Group Co. Ltd., A	Chemicals	3,600	59,544
	Want Want China Holdings Ltd.	Food Products	80,000	60,529
	Weifu High-Technology Group Co. Ltd., A	Auto Components	1,200	3,845
	Weihai Guangwei Composites Co. Ltd., A	Chemicals	800	8,121
	Wens Foodstuffs Group Co. Ltd.	Food Products	10,400	23,317
	Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co. Ltd.	Entertainment	3,200	10,407
	Wuliangye Yibin Co. Ltd., A	Beverages	4,400	149,569
	Xiamen C & D Inc., A	Trading Companies & Distributors	3,200	4,145
b,c	Yadea Group Holdings Ltd., 144A, Reg S	Automobiles	18,000	29,412
	Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	2,400	10,780
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	34,000	64,378
	Yealink Network Technology Corp. Ltd.	Communications Equipment	1,000	12,589
	Yihai International Holding Ltd.	Food Products	8,400	46,777
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	28,800	27,081
	Yunda Holding Co. Ltd., A	Air Freight & Logistics	3,050	9,097
	Yutong Bus Co. Ltd., A	Machinery	2,000	3,511
	Zhejiang Longsheng Group Co. Ltd., A	Chemicals	2,800	5,865
	Zhejiang NHU Co. Ltd.	Pharmaceuticals	2,880	11,986
	Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	2,800	3,315
	Zhejiang Supor Co. Ltd.	Household Durables	800	5,790
	Zhejiang Weixing New Building Materials Co. Ltd., A	Building Products	2,000	5,234
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	3,632
	Zhuzhou Kibing Group Co. Ltd., A	Building Products	1,600	4,296

				6,335,451

	Czech Republic 0.2%
	CEZ AS	Electric Utilities	1,608	52,393

	Egypt 0.1%
	Eastern Co. SAE	Tobacco	33,544	26,118
a	Fawry for Banking & Payment Technology Services SAE	IT Services	5,024	4,542

				30,660

	Greece 0.4%
	Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	4,088	76,847
	JUMBO SA	Specialty Retail	1,584	25,903

				102,750

	Hong Kong 0.5%
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	22,000	36,400
	The Wharf Holdings Ltd.	Real Estate Management & Development	24,000	79,695

				116,095

	Hungary 0.2%
	Richter Gedeon Nyrt	Pharmaceuticals	1,408	38,545

42	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India 15.2%
	Adani Total Gas Ltd	Gas Utilities	3,096	$59,359
	Ambuja Cements Ltd.	Construction Materials	7,492	40,393
	Asian Paints Ltd.	Chemicals	6,608	288,850
	Bajaj Auto Ltd.	Automobiles	1,612	83,234
	Bharti Infratel Ltd.	Diversified Telecommunication Services	10,044	41,771
	Britannia Industries Ltd.	Food Products	2,260	120,233
	Coal India Ltd.	Oil, Gas & Consumable Fuels	41,280	102,939
	Colgate-Palmolive (India) Ltd.	Personal Products	2,876	64,686
	Container Corp. of India Ltd.	Road & Rail	4,016	38,105
	Dabur India Ltd.	Personal Products	11,336	94,236
	GAIL India Ltd.	Gas Utilities	36,516	78,146
	HCL Technologies Ltd.	IT Services	20,204	348,281
b,c	HDFC Asset Management Co. Ltd., 144A, Reg S	Capital Markets	1,216	47,649
	Hero Motocorp Ltd.	Automobiles	2,688	102,573
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	16,052	64,876
	Hindustan Unilever Ltd.	Household Products	7,844	285,513
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	19,404	32,755
	Indraprastha Gas Ltd.	Gas Utilities	4,764	34,215
	Infosys Ltd.	IT Services	14,012	316,229
	IPCA Laboratories Ltd.	Pharmaceuticals	1,000	32,486
	ITC Ltd.	Tobacco	77,068	245,187
b	Larsen & Toubro Infotech Ltd., 144A	IT Services	796	61,824
	Marico Ltd.	Personal Products	11,808	87,096
	Nestle India Ltd.	Food Products	768	201,195
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	124	52,964
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	14,908	47,911
	Pidilite Industries Ltd.	Chemicals	2,936	94,216
	REC Ltd.	Diversified Financial Services	16,864	35,863
	Tata Consultancy Services Ltd.	IT Services	6,068	308,646
	Tech Mahindra Ltd.	IT Services	11,728	218,136
	Wipro Ltd.	IT Services	13,680	116,864

				3,746,431

	Indonesia 2.2%
	Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	321,200	39,498
	Gudang Garam Tbk PT	Tobacco	10,000	22,742
	Indofood CBP Sukses Makmur Tbk PT	Food Products	44,400	25,903
	Indofood Sukses Makmur Tbk PT	Food Products	68,000	30,170
	Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk, B	Diversified Telecommunication Services	1,140,800	294,117
	Unilever Indonesia Tbk PT	Household Products	203,600	56,190
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels	38,800	70,484

				539,104

	Kuwait 0.3%
	Mobile Telecommunications Co. KSCP	Wireless Telecommunication Services	34,108	67,741

	Malaysia 2.0%
a	AMMB Holdings Bhd.	Banks	26,800	20,357
	Digi.com Bhd.	Wireless Telecommunication Services	76,800	81,634
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies	43,200	63,461
	Kossan Rubber Industries	Health Care Equipment & Supplies	30,400	16,774
	MISC Bhd.	Marine	13,600	22,447
	Nestle (Malaysia) Bhd.	Food Products	1,800	57,227
	Petronas Gas Bhd.	Gas Utilities	17,600	70,711
	Sime Darby Bhd.	Industrial Conglomerates	27,600	14,965
	Supermax Corp. Bhd	Health Care Equipment & Supplies	34,062	19,445
	Top Glove Corp. Bhd.	Health Care Equipment & Supplies	141,200	97,135

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Malaysia (continued)
	Westports Holdings Bhd.	Transportation Infrastructure		21,200	$22,788

					486,944

	Mexico 2.5%
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	56,932	64,845
	Grupo Mexico SAB de CV, B	Metals & Mining		50,136	201,061
	Kimberly-Clark de Mexico SAB de CV, A	Household Products		37,352	61,797
	Megacable Holdings SAB de CV	Media		7,032	21,598
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		80,852	275,994

					625,295

	Pakistan 0.0%†
	MCB Bank Ltd.	Banks		9,124	8,076

	Philippines 0.6%
	Globe Telecom Inc.	Wireless Telecommunication Services		720	42,119
	Manila Electric Co.	Electric Utilities		5,320	31,079
	Metro Pacific Investments Corp.	Diversified Financial Services		224,000	16,028
	PLDT Inc.	Wireless Telecommunication Services		1,520	50,061

					139,287

	Poland 0.6%
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels		4,856	100,293
	Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels		28,232	45,953

					146,246

	Qatar 1.4%
	Industries Qatar QSC	Industrial Conglomerates		36,564	155,154
	Masraf Al Rayan QSC	Banks		69,184	85,107
	Qatar Electricity & Water Co. QSC	Multi-Utilities		11,088	51,557
	Qatar Fuel QSC	Oil, Gas & Consumable Fuels		9,264	45,646

					337,464

	Russia 10.6%
	Alrosa PJSC	Metals & Mining		70,872	129,524
	Gazprom PJSC	Oil, Gas & Consumable Fuels		74,932	372,205
	Inter RAO UES PJSC	Electric Utilities		1,069,176	68,262
	LUKOIL PJSC	Oil, Gas & Consumable Fuels		3,168	301,718
	MMC Norilsk Nickel PJSC	Metals & Mining		684	204,866
	Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services		12,248	118,071
	Moscow Exchange MICEX	Capital Markets		27,504	65,725
	NLMK PJSC	Metals & Mining		41,836	124,706
c	PhosAgro PJSC, GDR, Reg S	Chemicals		3,796	84,575
	Polymetal International PLC	Metals & Mining		8,252	140,415
	Polyus Gold OJSC	Metals & Mining		932	153,146
	Rosneft PJSC	Oil, Gas & Consumable Fuels		25,020	211,751
	Severstal PAO	Metals & Mining		7,756	161,950
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels		162,924	82,352
	Tatneft PAO	Oil, Gas & Consumable Fuels		37,336	270,998
	TCS Group Holding PLC, GDR	Banks		1,460	133,622

					2,623,886

	Saudi Arabia 4.6%

	Abdullah Al Othaim Markets Co.	Food & Staples Retailing		836	25,098

	Advanced Petrochemical Co.	Chemicals		2,628	52,550

	Al-Rajhi Bank	Banks		9,432	308,306

	Bupa Arabia for Cooperative Insurance Co.	Insurance		1,052	41,848

	Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services		544	25,237

44	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Saudi Arabia (continued)

	Jarir Marketing Co.	Specialty Retail	1,640	$91,648

	Saudi Arabian Fertilizer Co.	Chemicals	4,464	205,901

	Saudi Cement Co.	Construction Materials	1,652	27,660

	Saudi Telecom Co.	Diversified Telecommunication Services	7,876	266,684

	Yanbu National Petrochemical Co.	Chemicals	4,912	93,245

				1,138,177

	South Africa 4.3%
	African Rainbow Minerals Ltd.	Metals & Mining	2,376	29,944
	Anglo American Platinum Ltd.	Metals & Mining	572	49,593
	AngloGold Ashanti Ltd.	Metals & Mining	8,676	137,086
	Clicks Group Ltd.	Food & Staples Retailing	5,020	92,659
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	7,100	75,993
	Gold Fields Ltd.	Metals & Mining	9,368	76,762
	Impala Platinum Holdings Ltd.	Metals & Mining	13,656	155,821
	Kumba Iron Ore Ltd.	Metals & Mining	2,272	74,895
	Mr. Price Group Ltd.	Specialty Retail	6,124	81,906
	Sibanye Stillwater Ltd.	Metals & Mining	31,568	97,610
	Tiger Brands Ltd.	Food Products	3,316	41,275
	Vodacom Group Ltd.	Wireless Telecommunication Services	15,676	150,081

				1,063,625

	South Korea 7.0%
	Coway Co. Ltd.	Household Durables	1,192	74,701
	Hana Financial Group Inc.	Banks	6,236	244,384
	Industrial Bank of Korea	Banks	6,236	55,302
	KB Financial Group Inc.	Banks	4,992	233,157
	Korea Zinc Co. Ltd.	Metals & Mining	156	66,274
	KT&G Corp.	Tobacco	2,768	189,833
	Kumho Petrochemical Co. Ltd.	Chemicals	372	59,382
	NCSoft Corp.	Entertainment	312	158,899
a	Pearl Abyss Corp.	Entertainment	572	38,842
	S-1 Corp.	Commercial Services & Supplies	352	24,854
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,104	194,262
	Seegene Inc.	Biotechnology	724	37,117
	Shinhan Financial Group Co. Ltd.	Banks	7,024	239,670
	Woori Financial Group Inc.	Banks	10,504	103,354

				1,720,031

	Taiwan 13.1%
	Accton Technology Corp.	Communications Equipment	10,260	96,853
	Acer Inc.	Technology Hardware, Storage & Peripherals	32,000	28,427
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	7,435	97,406
	Asia Cement Corp.	Construction Materials	44,000	72,016
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	13,000	151,882
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	63,880	253,360
	Compal Electronics Inc.	Technology Hardware, Storage & Peripherals	44,000	37,271
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	3,480	75,819
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	30,000	66,223
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	8,576	66,181
	Fubon Financial Holding Co. Ltd.	Insurance	70,500	194,087
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	4,580	130,690
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	1,920	150,923
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	48,000	107,679
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	13,000	60,426
	Nien Made Enterprise Co. Ltd.	Household Durables	4,000	56,855
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	14,380	211,619

franklintempleton.com	Semiannual Report	45

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	28,000	$67,336
	Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	13,600	51,011
	Ruentex Development Co. Ltd.	Real Estate Management & Development	21,000	43,266
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	24,000	44,967
	Taiwan Cement Corp.	Construction Materials	96,201	176,101
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	33,400	118,564
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	13,100	272,716
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	162,000	372,140
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	20,000	108,756
	Wan Hai Lines Ltd.	Marine	6,600	48,208
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	1,480	46,216
	WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	16,000	27,853

				3,234,851

	Thailand 1.6%
	Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	28,800	166,833
	Bumrungrad Hospital PCL	Health Care Providers & Services	400	1,673
	Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	8,800	36,802
	Carabao Group PCL, NVDR	Beverages	3,200	11,349
	Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	54,800	130,380
	Krung Thai Bank PCL, NVDR	Banks	48,800	15,865
	Osotspa PCL, NVDR	Beverages	18,000	18,088
	Sri Trang Gloves Thailand PCL, NVDR	Health Care Equipment & Supplies	15,200	14,039

				395,029

	Turkey 1.2%
	Aselsan Elektronik Sanayi Ve Ticaret A/S	Aerospace & Defense	12,428	21,179
	BIM Birlesik Magazalar A/S	Food & Staples Retailing	11,624	83,605
	Eregli Demir ve Celik Fabrikalari TAS	Metals & Mining	38,500	72,153
	Ford Otomotiv Sanayi AS	Automobiles	2,064	38,821
	Turkcell Iletisim Hizmetleri A/S	Wireless Telecommunication Services	30,000	51,766
	Turkiye Is Bankasi A/S, C	Banks	33,844	19,771

				287,295

	United Arab Emirates 1.4%
	Abu Dhabi National Oil Co. for Distribution PJSC	Specialty Retail	31,264	35,408
	Dubai Islamic Bank PJSC	Banks	34,632	46,671
	Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	39,804	260,292

				342,371

	Total Common Stocks (Cost $20,895,987)			24,381,856

	Preferred Stocks 1.0%
	Brazil 0.4%
d	Bradespar SA, 10.306%, pfd.	Metals & Mining	3,614	34,671
d	Companhia Energetica de Minas Gerais, 5.738%, pfd.	Electric Utilities	11,200	28,838
d	Companhia Paranaense de Energia, 13.297%, pfd.	Electric Utilities	18,000	24,049

				87,558

	Russia 0.4%
d	Surgutneftegas PJSC, 16.675%, pfd.	Oil, Gas & Consumable Fuels	190,396	105,419

	South Korea 0.2%
d	LG Household & Health Care Ltd., 1.721%, pfd.	Personal Products	40	21,689

46	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Preferred Stocks (continued)
	South Korea (continued)
d	Samsung Electronics Co. Ltd., 4.323%, pfd.	Technology Hardware, Storage & Peripherals	572	$33,625

				55,314

	Total Preferred Stocks (Cost $243,582)			248,291

	Total Investments (Cost $21,139,569) 100.0%			24,630,147
	Other Assets, less Liabilities 0.0%†			10,650

	Net Assets 100.0%			$24,640,797

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $459,272, representing 1.9% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $249,408, representing 1.0% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI Emerging Markets Index	Long	2	$124,560	12/17/21	$(5,444)

*As of period end

See Note 8 regarding other derivative information.

See abbreviations on page 124.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	47

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Global Dividend ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31,
			2021		2020	2019	2018	2017[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$33.29		$23.32		$28.20	$28.22	$27.31	$25.43

Income from investment operations[b]:

Net investment income[c]	0.51		0.92		1.04	0.95	0.86	0.67

Net realized and unrealized gains (losses)	1.11		9.95		(4.90)	(0.02)	1.03	1.79

Total from investment operations	1.62		10.87		(3.86)	0.93	1.89	2.46

Less distributions from net investment income	(0.63)		(0.90)		(1.02)	(0.95)	(0.98)	(0.58)

Net asset value, end of period	$34.28		$33.29		$23.32	$28.20	$28.22	$27.31

Total return[d]	4.82%		47.20%		(14.34)%	3.51%	6.91%	9.79%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.45%		0.45%		0.45%	0.45%	0.75%f	0.98%

Expenses net of waiver and payments by affiliates	0.45%		0.45%		0.45%	0.45%	0.45%f	0.45%

Net investment income	2.89%		3.21%		3.60%	3.43%	3.05%	3.11%

Supplemental data

Net assets, end of period (000’s)	$27,428		$26,632		$18,653	$16,920	$16,933	$27,306

Portfolio turnover rate[g]	15.95%	[h]	42.38%	[h]	19.79% [h]	25.75%	43.32%	13.38%

aFor the period June 1,2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	15.95%	42.38%	19.79%

48	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin LibertyQ Global Dividend ETF

		Industry	Shares	Value
	Common Stocks 99.5%
	Australia 5.7%
	Australian Stock Exchange Ltd.	Capital Markets	3,924	$229,595
	Commonwealth Bank of Australia	Banks	7,440	560,699
	Macquarie Group Ltd.	Capital Markets	4,832	635,252
	Sonic Healthcare Ltd.	Health Care Providers & Services	4,816	141,450

				1,566,996

	Belgium 0.2%
	Proximus SADP	Diversified Telecommunication Services	2,108	41,874

	Canada 8.8%
	Canadian Imperial Bank of Commerce	Banks	4,160	463,007
	IGM Financial Inc.	Capital Markets	1,776	63,436
	Royal Bank of Canada	Banks	5,580	555,115
	Sun Life Financial Inc.	Insurance	4,692	241,480
	TELUS Corp.	Diversified Telecommunication Services	3,984	87,551
	The Bank of Nova Scotia	Banks	7,980	491,077
	The Toronto-Dominion Bank	Banks	7,724	511,234

				2,412,900

	China 1.1%
	China Medical System Holdings Ltd.	Pharmaceuticals	12,000	21,889
	China Merchants Bank Co. Ltd., A	Banks	8,000	62,535
	China Vanke Co. Ltd., A	Real Estate Management & Development	7,200	23,773
	China Vanke Co. Ltd., H	Real Estate Management & Development	21,600	59,101
	Logan Group Co. Ltd.	Real Estate Management & Development	11,000	11,502
[a,b]	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	28,000	129,126

				307,926

	Denmark 0.3%
	Tryg AS	Insurance	3,756	85,410

	Finland 2.4%
	Elisa OYJ	Diversified Telecommunication Services	2,120	131,792
	Kone OYJ, B	Machinery	5,488	386,580
	UPM-Kymmene OYJ	Paper & Forest Products	4,008	142,650

				661,022

	Germany 2.3%
	Allianz SE	Insurance	2,136	482,330
	Hannover Rueck SE	Insurance	784	137,519

				619,849

	Hong Kong 0.3%
	Sino Land Co. Ltd.	Real Estate Management & Development	30,000	40,387
	Xinyi Glass Holdings Ltd.	Building Products	16,000	47,889

				88,276

	Indonesia 0.4%
	Bank Rakyat Indonesia Persero Tbk PT	Banks	449,665	120,958

	Ireland 1.3%
	Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals	4,188	345,594

	Japan 9.3%
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,800	210,370
	Japan Tobacco Inc.	Tobacco	10,800	211,983
	KDDI Corp.	Wireless Telecommunication Services	17,600	582,224
	Lawson Inc.	Food & Staples Retailing	500	24,558
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	13,800	381,564

franklintempleton.com	Semiannual Report	49

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Dividend ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	1,200	$31,383
ORIX Corp.	Diversified Financial Services	20,000	378,221
Sekisui House Ltd.	Household Durables	6,400	134,883
Sompo Holdings Inc.	Insurance	2,400	104,991
T&D Holdings Inc.	Insurance	5,600	77,745
Tokio Marine Holdings Inc.	Insurance	7,400	399,331

			2,537,253

Malaysia 0.1%
Petronas Gas Bhd.	Gas Utilities	8,200	32,945

New Zealand 0.5%
Spark New Zealand Ltd.	Diversified Telecommunication Services	37,172	122,574

Norway 0.3%
Orkla ASA	Food Products	7,660	70,394

Philippines 0.1%
Globe Telecom Inc.	Wireless Telecommunication Services	300	17,549

Qatar 1.7%
Masraf Al Rayan QSC	Banks	54,320	66,822
Qatar International Islamic Bank QSC	Banks	7,832	20,913
Qatar Islamic Bank SAQ	Banks	17,012	85,270
Qatar National Bank SAQ	Banks	55,488	291,842

			464,847

Russia 0.7%
Polymetal International PLC	Metals & Mining	4,124	70,174
Tatneft PAO	Oil, Gas & Consumable Fuels	18,464	134,018

			204,192

Saudi Arabia 3.9%
Al-Rajhi Bank	Banks	14,428	471,611
Jarir Marketing Co.	Specialty Retail	1,128	63,036
National Commercial Bank	Banks	23,508	384,833
Saudi Telecom Co.	Diversified Telecommunication Services	4,388	148,579

			1,068,059

Singapore 0.9%
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	112,400	203,671
Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	4,100	54,270

			257,941

South Africa 0.2%
Mr. Price Group Ltd.	Specialty Retail	4,548	60,827

Spain 0.3%
Red Electrica Corp. SA	Electric Utilities	4,388	88,030

Switzerland 7.8%
EMS-Chemie Holding AG	Chemicals	72	68,230
Novartis AG	Pharmaceuticals	6,356	523,483
Roche Holding AG, Bearer	Pharmaceuticals	32	13,186
Roche Holding AG, Non-Voting	Pharmaceuticals	1,636	599,700
SGS SA	Professional Services	88	257,156
Swisscom AG	Diversified Telecommunication Services	236	135,956
Zurich Insurance Group AG	Insurance	1,336	549,381

			2,147,092

50	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Dividend ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Taiwan 3.0%
Chailease Holding Co. Ltd.	Diversified Financial Services	17,850	$157,610
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	29,000	603,722
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	13,000	70,692

			832,024

Turkey 0.1%
Ford Otomotiv Sanayi AS	Automobiles	1,296	24,376

United Arab Emirates 0.4%
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	17,856	116,767

United Kingdom 6.0%
GlaxoSmithKline PLC	Pharmaceuticals	29,008	548,989
Legal & General Group PLC	Insurance	73,456	278,414
Schroders PLC	Capital Markets	1,700	82,404
Smiths Group PLC	Industrial Conglomerates	4,456	86,579
St. James’s Place Capital PLC	Capital Markets	6,944	141,100
Unilever PLC	Personal Products	9,308	502,645

			1,640,131

United States 41.4%
3M Co.	Industrial Conglomerates	2,752	482,756
Altria Group Inc.	Tobacco	11,224	510,916
Cisco Systems Inc.	Communications Equipment	10,672	580,877
Cummins Inc.	Machinery	2,120	476,067
Eaton Corp. PLC	Electrical Equipment	3,832	572,156
Emerson Electric Co.	Electrical Equipment	5,916	557,287
Fidelity National Financial Inc.	Insurance	3,980	180,453
Garmin Ltd.	Household Durables	2,816	437,775
Gilead Sciences Inc.	Biotechnology	8,180	571,373
International Business Machines Corp.	IT Services	3,896	541,271
Johnson & Johnson	Pharmaceuticals	3,316	535,534
Kimberly-Clark Corp.	Household Products	4,228	559,956
LyondellBasell Industries NV, A	Chemicals	3,308	310,456
Merck & Co. Inc.	Pharmaceuticals	7,076	531,478
Nucor Corp.	Metals & Mining	3,224	317,532
Packaging Corp. of America	Containers & Packaging	1,208	166,028
Paychex Inc.	IT Services	5,660	636,467
Philip Morris International Inc.	Tobacco	5,792	549,024
QUALCOMM Inc.	Semiconductors & Semiconductor Equipment	4,352	561,321
Target Corp.	Multiline Retail	2,688	614,934
The Coca-Cola Co.	Beverages	10,344	542,750
The Procter & Gamble Co.	Household Products	4,112	574,858
United Parcel Service Inc., B	Air Freight & Logistics	2,612	475,645
Western Union Co.	IT Services	2,732	55,241

			11,342,155

Total Common Stocks (Cost $23,610,290)			27,277,961

Total Investments (Cost $23,610,290) 99.5%			27,277,961
Other Assets, less Liabilities 0.5%			150,010

Net Assets 100.0%			$27,427,971

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the value of this security was $129,126, representing 0.5% of net assets.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the value of this security was $129,126, representing 0.5% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Dividend ETF (continued)

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI All Country World Index	Long	3	$110,295	12/17/21	$(3,101)

*As of period end

See Note 8 regarding other derivative information.

52	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Global Equity ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31,
			2021		2020	2019	2018	2017[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$37.65		$26.77		$30.90	$30.14	$27.18	$25.32

Income from investment operations[b]:

Net investment income[c]	0.58		0.81		0.90	0.89	0.74	0.56

Net realized and unrealized gains (losses)	1.33		10.97		(4.00)	0.67	3.01	1.92

Total from investment operations	1.91		11.78		(3.10)	1.56	3.75	2.48

Less distributions from net investment income	(0.37)		(0.90)		(1.03)	(0.80)	(0.79)	(0.62)

Net asset value, end of period	$39.19		$37.65		$26.77	$30.90	$30.14	$27.18

Total return[d]	5.06%		44.55%		(10.53)%	5.44%	13.91%	9.95%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.35%		0.35%		0.35%	0.35%	0.90%f	1.04%

Expenses net of waiver and payments by affiliates	0.34%		0.34%		0.34%	0.34%	0.35%f	0.35%

Net investment income	2.87%		2.45%		2.86%	2.99%	2.53%	2.60%

Supplemental data

Net assets, end of period (000’s)	$15,675		$15,059		$16,059	$24,721	$18,082	$21,744

Portfolio turnover rate[g]	11.59%	[h]	31.70%	[h]	27.85% [h]	34.99%	35.01%	13.84%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	11.59%	31.70%	27.85%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	53

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin LibertyQ Global Equity ETF

		Industry		Shares	Value
	Common Stocks and Other Equity Interests 99.4%
	Australia 3.9%
	AGL Energy Ltd.	Multi-Utilities		773	$3,227
	Aurizon Holdings Ltd.	Road & Rail		2,247	6,152
	BHP Group Ltd.	Metals & Mining		3,724	101,172
	Brambles Ltd.	Commercial Services & Supplies		1,685	13,109
	Coles Group Ltd.	Food & Staples Retailing		1,405	17,243
	CSL Ltd.	Biotechnology		504	106,817
	Endeavour Group Ltd.	Food & Staples Retailing		1,282	6,464
	Evolution Mining Ltd.	Metals & Mining		1,896	4,780
	Fortescue Metals Group Ltd.	Metals & Mining		3,378	36,504
	Magellan Financial Group Ltd.	Capital Markets		144	3,679
	Medibank Private Ltd.	Insurance		3,386	8,781
	Newcrest Mining Ltd.	Metals & Mining		758	12,396
	REA Group Ltd.	Interactive Media & Services		64	7,344
	Rio Tinto Ltd.	Metals & Mining		600	43,419
	Rio Tinto PLC	Metals & Mining		1,720	113,952
	Sonic Healthcare Ltd.	Health Care Providers & Services		476	13,980
	Telstra Corp. Ltd.	Diversified Telecommunication Services		5,042	14,313
	Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels		78	2,199
	Wesfarmers Ltd.	Multiline Retail		1,446	58,232
	Woolworths Group Ltd.	Food & Staples Retailing		1,298	36,895

					610,658

	Austria 0.0%†
	OMV AG	Oil, Gas & Consumable Fuels		106	6,410

	Belgium 0.1%
	Colruyt SA	Food & Staples Retailing		67	3,416
	Proximus SADP	Diversified Telecommunication Services		200	3,973

					7,389

	Brazil 0.6%
	Ambev SA	Beverages		4,500	12,636
	BB Seguridade Participacoes SA	Insurance		1,000	3,661
	CPFL Energia SA	Electric Utilities		100	494
	Engie Brasil Energia SA	Independent Power and Renewable Electricity Producers		200	1,375
	Petrobras Distribuidora SA	Specialty Retail		400	1,724
	Telefonica Brasil SA	Diversified Telecommunication Services		600	4,721
	TIM SA	Wireless Telecommunication Services		800	1,725
	Vale SA	Metals & Mining		4,900	68,560

					94,896

	Canada 2.9%
	Algonquin Power & Utilities Corp.	Multi-Utilities		508	7,446
	Alimentation Couche-Tard Inc., B	Food & Staples Retailing		625	23,908
	B2Gold Corp.	Metals & Mining		1,282	4,382
	BCE Inc.	Diversified Telecommunication Services		130	6,511
	Canadian Apartment Properties REIT	Equity Real Estate Investment Trusts (REITs	)	88	4,106
	Canadian National Railway Co.	Road & Rail		722	83,652
	CCL Industries Inc., B	Containers & Packaging		76	3,935
a	CGI Inc., A	IT Services		217	18,429
	Constellation Software Inc.	Software		23	37,673
	Dollarama Inc.	Multiline Retail		252	10,929
	Empire Co. Ltd., A	Food & Staples Retailing		168	5,119
	Fairfax Financial Holdings Ltd.	Insurance		14	5,651
	Franco-Nevada Corp.	Metals & Mining		192	24,939
b	Hydro One Ltd., 144A	Electric Utilities		314	7,421
	IGM Financial Inc.	Capital Markets		82	2,929

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
	Keyera Corp.	Oil, Gas & Consumable Fuels		204	$5,132
	Kirkland Lake Gold Ltd.	Metals & Mining		332	13,827
	Magna International Inc.	Auto Components		322	24,228
	Metro Inc., A	Food & Staples Retailing		250	12,213
	Power Corp. of Canada	Insurance		580	19,114
	Quebecor Inc., B	Media		180	4,349
	RioCan Real Estate Investment Trust	Equity Real Estate Investment Trusts (REITs	)	194	3,314
	Rogers Communications Inc., B	Wireless Telecommunication Services		352	16,435
	Saputo Inc.	Food Products		240	6,102
	Shaw Communications Inc.	Media		448	13,021
	TC Energy Corp.	Oil, Gas & Consumable Fuels		478	23,001
	TELUS Corp.	Diversified Telecommunication Services		416	9,142
	The Bank of Nova Scotia	Banks		624	38,400
	West Fraser Timber Co. Ltd.	Paper & Forest Products		54	4,547
	Wheaton Precious Metals Corp.	Metals & Mining		426	16,033

					455,888

	Chile 0.1%
	Antofagasta PLC	Metals & Mining		210	3,856
	Colbun SA	Independent Power and Renewable Electricity Producers		8,017	1,297
	Compania Cervecerias Unidas SA	Beverages		138	1,227
	Enel Americas SA	Electric Utilities		27,564	3,256
	Enel Chile SA	Electric Utilities		32,890	1,555

					11,191

	China 3.1%
a	360 DigiTech Inc.	Consumer Finance		46	935
b	A-Living Services Co. Ltd., 144A	Commercial Services & Supplies		500	1,779
	Agricultural Bank of China Ltd., A	Banks		4,800	2,187
	Agricultural Bank of China Ltd., H	Banks		34,000	11,705
	Anhui Conch Cement Co. Ltd., A	Construction Materials		300	1,896
	Anhui Conch Cement Co. Ltd., H	Construction Materials		1,670	9,010
	Bank of Beijing Co. Ltd., A	Banks		1,400	946
	Bank of Chengdu Co. Ltd., A	Banks		200	368
	Bank of China Ltd., A	Banks		3,200	1,512
	Bank of China Ltd., H	Banks		104,000	36,873
	Bank of Communications Co. Ltd., A	Banks		2,800	1,952
	Bank of Communications Co. Ltd., H	Banks		11,000	6,528
	Bank of Hangzhou Co. Ltd., A	Banks		400	925
	Bank of Jiangsu Co. Ltd., A	Banks		400	361
	Bank of Nanjing Co. Ltd., A	Banks		600	841
	Bank of Shanghai Co. Ltd., A	Banks		400	453
	Baoshan Iron & Steel Co. Ltd., A	Metals & Mining		1,200	1,618
	Beijing Enterprises Holdings Ltd.	Gas Utilities		500	2,001
a	Brilliance China Automotive Holdings Ltd.	Automobiles		4,000	1,723
	Chaozhou Three-Circle Group Co. Ltd., A	Electronic Equipment, Instruments & Components		200	1,150
	China Cinda Asset Management Co. Ltd., H	Capital Markets		12,000	2,035
	China CITIC Bank Corp. Ltd., H	Banks		12,000	5,426
	China Conch Venture Holdings Ltd.	Construction & Engineering		2,000	9,262
	China Construction Bank Corp., A	Banks		600	555
	China Construction Bank Corp., H	Banks		107,000	76,697
	China Everbright Bank Co. Ltd., A	Banks		2,400	1,261
	China Everbright Bank Co. Ltd., H	Banks		4,000	1,413
b	China Feihe Ltd., 144A	Food Products		2,000	3,376
	China Hongqiao Group Ltd.	Metals & Mining		2,000	2,574
	China Lesso Group Holdings Ltd.	Building Products		1,000	1,603
	China Medical System Holdings Ltd.	Pharmaceuticals		2,000	3,648

franklintempleton.com	Semiannual Report	55

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	2,000	$3,432
	China Minsheng Banking Corp. Ltd., A	Banks	2,400	1,454
	China Minsheng Banking Corp. Ltd., H	Banks	8,000	3,217
	China National Building Material Co. Ltd., H	Construction Materials	4,000	5,416
	China Overseas Property Holdings Ltd.	Real Estate Management & Development	1,000	830
	China Pacific Insurance Group Co. Ltd., A	Insurance	400	1,682
	China Pacific Insurance Group Co. Ltd., H	Insurance	2,400	7,137
	China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	1,800	1,244
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	14,000	6,942
	China Railway Group Ltd., H	Construction & Engineering	4,000	1,994
	China Resources Cement Holdings Ltd.	Construction Materials	4,000	3,859
	China Resources Power Holdings Co. Ltd.	Independent Power and Renewable Electricity Producers	2,000	5,768
	China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	400	1,404
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	5,000	11,703
	China Taiping Insurance Holdings Co. Ltd.	Insurance	1,600	2,434
	China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	1,400	4,772
	Chongqing Rural Commercial Bank Co. Ltd., A	Banks	400	239
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	2,000	730
	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	1,500	11,850
b	Dali Foods Group Co. Ltd., 144A	Food Products	3,000	1,811
	Dongfeng Motor Group Co. Ltd., H	Automobiles	4,000	3,571
	Focus Media Information Technology Co. Ltd.	Media	860	975
	Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	212	3,613
	Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	630	459
	Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	1,600	1,229
	Haitian International Holdings Ltd.	Machinery	1,000	3,089
	Heilongjiang Agriculture Co. Ltd., A	Food Products	200	469
	Hello Group Inc., ADR	Interactive Media & Services	80	846
	Henan Shuanghui Investment & Development Co. Ltd.	Food Products	200	841
	Hengan International Group Co. Ltd.	Personal Products	500	2,678
	Hithink RoyalFlush Information Network Co. Ltd., A	Capital Markets	100	1,858
	Hopson Development Holdings Ltd.	Real Estate Management & Development	600	2,135
	Huaxia Bank Co. Ltd., A	Banks	600	518
	Huaxin Cement Co. Ltd., A	Construction Materials	200	634
	Hunan Valin Steel Co. Ltd., A	Metals & Mining	400	411
	Industrial and Commercial Bank of China Ltd.	Banks	3,400	2,455
	Industrial and Commercial Bank of China Ltd., H	Banks	66,000	36,711
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A	Chemicals	600	532
	Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	400	2,337
	Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	100	907
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	2,000	2,027
	Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	100	1,311
	Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	100	2,573
	Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	100	141
	Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	200	292
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	1,000	4,528
	Kweichow Moutai Co. Ltd., A	Beverages	67	18,998
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	2,000	1,472

56	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Luzhou Laojiao Co. Ltd., A	Beverages	100	$3,433
	Muyuan Foods Co. Ltd.	Food Products	378	3,040
	NetEase Inc., ADR	Entertainment	320	27,328
	New China Life Insurance Co. Ltd., H	Insurance	400	1,182
a	New Hope Liuhe Co. Ltd.	Food Products	400	915
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	2,000	2,464
	Ningxia Baofeng Energy Group Co. Ltd., A	Chemicals	200	498
a	Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	200	336
	PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	12,000	5,688
	PICC Property and Casualty Co. Ltd., H	Insurance	6,000	5,819
b	Postal Savings Bank of China Co. Ltd., 144A	Banks	8,000	5,529
	RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	300	224
	Seazen Group Ltd.	Real Estate Management & Development	2,000	1,601
	Seazen Holdings Co. Ltd., A	Real Estate Management & Development	200	1,155
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	600	1,376
	Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	160	816
	Shandong Sun Paper Industry JSC Ltd., A	Paper & Forest Products	200	371
	Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	600	1,165
	Shanghai Pudong Development Bank Co. Ltd., A	Banks	1,600	2,231
	Shanxi Lu’an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	200	465
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	140	6,844
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	1,000	1,287
	Shenzhen Investment Ltd.	Real Estate Management & Development	2,000	504
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	100	5,972
	Sichuan Chuantou Energy Co Ltd., A	Independent Power and Renewable Electricity Producers	200	445
	Sinotruk Hong Kong Ltd.	Machinery	500	745
b	Smoore International Holdings Ltd., 144A	Tobacco	1,000	4,663
	The People’s Insurance Co. Group of China Ltd., H	Insurance	8,000	2,487
	Tongkun Group Co. Ltd., A	Chemicals	200	680
a	Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	326	3,632
	Want Want China Holdings Ltd.	Food Products	4,000	3,026
	Wens Foodstuffs Group Co. Ltd.	Food Products	720	1,614
	Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co. Ltd.	Entertainment	200	650
	Wuliangye Yibin Co. Ltd., A	Beverages	200	6,799
b	Yadea Group Holdings Ltd., 144A,	Automobiles	1,000	1,634
	Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	200	898
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	2,000	3,787
	Yihai International Holding Ltd.	Food Products	600	3,341
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	1,600	1,504
	Yunda Holding Co. Ltd., A	Air Freight & Logistics	200	597
	Zhejiang Longsheng Group Co. Ltd., A	Chemicals	200	419
	Zhejiang NHU Co. Ltd.	Pharmaceuticals	140	583
	Zhejiang Weixing New Building Materials Co. Ltd., A	Building Products	200	523

				486,411

	Czech Republic 0.0%†
	CEZ AS	Electric Utilities	84	2,737

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Denmark 1.7%
	AP Moeller-Maersk A/S, B	Marine		3	$8,129
	Coloplast AS, B	Health Care Equipment & Supplies		176	27,609
a	Genmab A/S	Biotechnology		34	14,885
	Novo Nordisk AS, B	Pharmaceuticals		1,956	189,439
	Novozymes AS	Chemicals		192	13,167
	Pandora AS	Textiles, Apparel & Luxury Goods		147	17,871

					271,100

	Egypt 0.0%†
	Eastern Co. SAE	Tobacco		1,624	1,265
a	Fawry for Banking & Payment Technology Services SAE	IT Services		280	253

					1,518

	Finland 0.3%
	Elisa OYJ	Diversified Telecommunication Services		160	9,947
	Kone OYJ, B	Machinery		314	22,118
	Orion OYJ	Pharmaceuticals		131	5,200
	UPM-Kymmene OYJ	Paper & Forest Products		448	15,945

					53,210

	France 0.5%
	Biomerieux	Health Care Equipment & Supplies		34	3,884
	Hermes International	Textiles, Apparel & Luxury Goods		34	47,147
	Ipsen SA	Pharmaceuticals		32	3,062
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	178	4,010
	Orange SA	Diversified Telecommunication Services		1,108	12,009
	Sartorius Stedim Biotech	Life Sciences Tools & Services		24	13,454

					83,566

	Germany 0.1%
a	HelloFresh SE	Internet & Direct Marketing Retail		132	12,232
a,b	Zalando SE, 144A	Internet & Direct Marketing Retail		21	1,931

					14,163

	Greece 0.0%†
	Hellenic Telecommunications Organization SA	Diversified Telecommunication Services		236	4,436
	JUMBO SA	Specialty Retail		112	1,832

					6,268

	Hong Kong 0.6%
	CK Asset Holdings Ltd.	Real Estate Management & Development		2,500	14,484
	CK Infrastructure Holdings Ltd.	Electric Utilities		500	2,794
	CLP Holdings Ltd.	Electric Utilities		1,000	9,634
	Guangdong Investment Ltd.	Water Utilities		2,000	2,610
	Henderson Land Development Co. Ltd.	Real Estate Management & Development		1,000	3,834
	HKT Trust and HKT Ltd.	Diversified Telecommunication Services		4,000	5,477
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components		1,000	1,655
	Power Assets Holdings Ltd.	Electric Utilities		1,500	8,825
	Sino Land Co. Ltd.	Real Estate Management & Development		4,000	5,385
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development		1,000	12,512
	The Wharf Holdings Ltd.	Real Estate Management & Development		1,000	3,321
b	WH Group Ltd., 144A	Food Products		7,000	4,991
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development		1,000	5,177
	Xinyi Glass Holdings Ltd.	Building Products		2,000	5,986

					86,685

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Hungary 0.0%†
	Richter Gedeon Nyrt	Pharmaceuticals	72	$1,971

	India 2.1%
	Adani Total Gas Ltd	Gas Utilities	154	2,953
	Ambuja Cements Ltd.	Construction Materials	388	2,092
	Asian Paints Ltd.	Chemicals	326	14,250
	Bajaj Auto Ltd.	Automobiles	80	4,131
	Bharti Infratel Ltd.	Diversified Telecommunication Services	534	2,221
	Britannia Industries Ltd.	Food Products	114	6,065
	Coal India Ltd.	Oil, Gas & Consumable Fuels	2,024	5,047
	Colgate-Palmolive (India) Ltd.	Personal Products	138	3,104
	Container Corp. of India Ltd.	Road & Rail	202	1,917
	Dabur India Ltd.	Personal Products	560	4,655
	GAIL India Ltd.	Gas Utilities	1,904	4,075
	HCL Technologies Ltd.	IT Services	1,146	19,755
b	HDFC Asset Management Co. Ltd., 144A	Capital Markets	60	2,351
	Hero Motocorp Ltd.	Automobiles	134	5,113
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	810	3,274
	Hindustan Unilever Ltd.	Household Products	950	34,579
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	1,030	1,739
	Indraprastha Gas Ltd.	Gas Utilities	232	1,666
	Infosys Ltd., ADR	IT Services	3,902	86,819
	IPCA Laboratories Ltd.	Pharmaceuticals	50	1,624
	ITC Ltd.	Tobacco	3,838	12,210
b	Larsen & Toubro Infotech Ltd.,, 144A	IT Services	40	3,107
	Marico Ltd.	Personal Products	578	4,263
	Nestle India Ltd.	Food Products	38	9,955
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	6	2,563
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	758	2,436
	Pidilite Industries Ltd.	Chemicals	146	4,685
	REC Ltd.	Diversified Financial Services	860	1,829
	Tata Consultancy Services Ltd.	IT Services	1,172	59,613
	Tech Mahindra Ltd.	IT Services	584	10,862
	Wipro Ltd.	IT Services	706	6,031

				324,984

	Indonesia 0.2%
	Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	18,000	2,213
	Gudang Garam Tbk PT	Tobacco	600	1,365
	Indofood CBP Sukses Makmur Tbk PT	Food Products	2,000	1,167
	Indofood Sukses Makmur Tbk PT	Food Products	4,200	1,863
	Kalbe Farma Tbk PT	Pharmaceuticals	20,600	2,058
	Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk, B	Diversified Telecommunication Services	57,500	14,825
	Unilever Indonesia Tbk PT	Household Products	10,300	2,843
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels	2,000	3,633

				29,967

	Ireland 0.2%
	Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals	324	26,737

	Israel 0.1%
a	Check Point Software Technologies Ltd.	Software	134	15,147
	ICL Group Ltd.	Chemicals	664	4,878

				20,025

	Italy 0.4%
	DiaSorin SpA	Health Care Equipment & Supplies	30	6,305
	Ferrari NV	Automobiles	120	25,166

franklintempleton.com	Semiannual Report	59

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares	Value
Common Stocks and Other Equity Interests (continued)
Italy (continued)
Moncler SpA	Textiles, Apparel & Luxury Goods	208	$12,781
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	116	6,760
Snam SpA	Gas Utilities	1,951	10,844
Telecom Italia SpA	Diversified Telecommunication Services	5,378	2,115
Telecom Italia Spa Savings Share	Diversified Telecommunication Services	5,820	2,360

			66,331

Japan 6.4%
ABC-Mart Inc.	Specialty Retail	50	2,837
Advantest Corp.	Semiconductors & Semiconductor Equipment	200	17,979
Astellas Pharma Inc.	Pharmaceuticals	1,900	31,376
Azbil Corp.	Electronic Equipment, Instruments & Components	100	4,311
Bridgestone Corp.	Auto Components	600	28,533
Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	200	4,422
Capcom Co. Ltd.	Entertainment	200	5,566
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	720	26,477
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	100	11,687
Hitachi Ltd.	Industrial Conglomerates	800	47,609
Hoya Corp.	Health Care Equipment & Supplies	430	67,347
Iida Group Holdings Co. Ltd.	Household Durables	200	5,164
ITOCHU Corp.	Trading Companies & Distributors	1,500	44,056
Japan Post Bank Co. Ltd.	Banks	400	3,442
Japan Post Holdings Co. Ltd.	Insurance	800	6,773
Japan Tobacco Inc.	Tobacco	1,500	29,442
Kajima Corp.	Construction & Engineering	400	5,170
Kakaku.com Inc.	Interactive Media & Services	200	6,498
KAO Corp.	Personal Products	507	30,241
KDDI Corp.	Wireless Telecommunication Services	2,100	69,470
Koei Tecmo Holdings Co. Ltd.	Entertainment	100	4,768
Lasertec Corp.	Semiconductors & Semiconductor Equipment	60	13,761
Meiji Holdings Co. Ltd.	Food Products	100	6,462
Mitsubishi Gas Chemical Co. Inc.	Chemicals	200	3,970
Mizuho Financial Group Inc.	Banks	1,200	17,041
Monotaro Co. Ltd.	Trading Companies & Distributors	200	4,524
Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	400	35,707
Nexon Co. Ltd.	Entertainment	500	8,098
Nihon M&A Center Inc.	Professional Services	200	5,906
Nintendo Co. Ltd.	Entertainment	124	60,358
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,700	47,004
Nitori Holdings Co. Ltd.	Specialty Retail	70	13,871
Nitto Denko Corp.	Chemicals	100	7,152
Nomura Research Institute Ltd.	IT Services	300	11,132
Obayashi Corp.	Construction & Engineering	700	5,828
OBIC Co. Ltd.	IT Services	60	11,492
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	300	6,864
Oracle Corp. Japan	Software	50	4,401
Pigeon Corp.	Household Products	100	2,330
Sekisui House Ltd.	Household Durables	700	14,753
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	400	18,230
SG Holdings Co. Ltd.	Air Freight & Logistics	200	5,700
SHIMANO Inc.	Leisure Products	60	17,692
Shimizu Corp.	Construction & Engineering	400	3,022
Shionogi & Co. Ltd.	Pharmaceuticals	300	20,580
Shoei Co. Ltd.	Real Estate Management & Development	300	3,356
Softbank Corp.	Wireless Telecommunication Services	3,300	44,794
Sumitomo Mitsui Financial Group Inc.	Banks	1,000	35,348
Taisei Corp.	Construction & Engineering	200	6,453
Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	180	80,131

60	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
	Tosoh Corp.	Chemicals		300	$5,469
	Toyo Suisan Kaisha Ltd.	Food Products		100	4,441
	Tsuruha Holdings Inc.	Food & Staples Retailing		20	2,466
	USS Co. Ltd.	Specialty Retail		200	3,429
	Welcia Holdings Co. Ltd.	Food & Staples Retailing		100	3,594
	Zozo Inc.	Internet & Direct Marketing Retail		200	7,520

					996,047

	Kuwait 0.0%†
	Mobile Telecommunications Co. KSCP	Wireless Telecommunication Services		1,720	3,416

	Malaysia 0.2%
a	AMMB Holdings Bhd.	Banks		1,400	1,064
	Digi.com Bhd.	Wireless Telecommunication Services		3,800	4,039
	Fraser & Neave Holdings Bhd.	Beverages		100	638
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies		2,200	3,232
	Kossan Rubber Industries	Health Care Equipment & Supplies		1,800	993
	MISC Bhd.	Marine		600	990
	Nestle (Malaysia) Bhd.	Food Products		140	4,451
	Petronas Gas Bhd.	Gas Utilities		900	3,616
	RHB Bank Bhd	Banks		1,000	1,304
	Sime Darby Bhd.	Industrial Conglomerates		1,400	759
	Supermax Corp. Bhd	Health Care Equipment & Supplies		1,822	1,040
	Top Glove Corp. Bhd.	Health Care Equipment & Supplies		7,800	5,366
	Westports Holdings Bhd.	Transportation Infrastructure		1,000	1,075

					28,567

	Mexico 0.3%
	Arca Continental SAB de CV	Beverages		222	1,360
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	3,118	3,552
	Grupo Mexico SAB de CV, B	Metals & Mining		2,806	11,253
	Kimberly-Clark de Mexico SAB de CV, A	Household Products		1,869	3,092
	Megacable Holdings SAB de CV	Media		388	1,192
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		5,639	19,249

					39,698

	Netherlands 1.8%
a,b	Adyen NV, 144A	IT Services		14	39,184
	ASML Holding NV	Semiconductors & Semiconductor Equipment		226	169,176
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing		1,184	39,430
	Koninklijke KPN NV	Diversified Telecommunication Services		2,508	7,892
	NN Group NV	Insurance		286	15,005
	Randstad NV	Professional Services		64	4,309

					274,996

	New Zealand 0.2%
a	a2 Milk Co. Ltd.	Food Products		706	3,132
	Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies		764	16,865
	Spark New Zealand Ltd.	Diversified Telecommunication Services		2,431	8,016

					28,013

	Norway 0.2%
	Orkla ASA	Food Products		762	7,002
	Telenor ASA	Diversified Telecommunication Services		774	13,061
	Yara International ASA	Chemicals		146	7,264

					27,327

franklintempleton.com	Semiannual Report	61

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares	Value
Common Stocks and Other Equity Interests (continued)
Pakistan 0.0%†
MCB Bank Ltd.	Banks	460	$407

Philippines 0.0%†
Globe Telecom Inc.	Wireless Telecommunication Services	35	2,048
Manila Electric Co.	Electric Utilities	240	1,402
Metro Pacific Investments Corp.	Diversified Financial Services	12,000	859
PLDT Inc.	Wireless Telecommunication Services	70	2,305

			6,614

Poland 0.1%
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	248	5,122
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	1,420	2,311

			7,433

Portugal 0.0%†
Jeronimo Martins SGPS SA	Food & Staples Retailing	230	4,587

Qatar 0.1%
Industries Qatar QSC	Industrial Conglomerates	1,850	7,850
Masraf Al Rayan QSC	Banks	3,596	4,424
Qatar Electricity & Water Co. QSC	Multi-Utilities	556	2,585
Qatar Fuel QSC	Oil, Gas & Consumable Fuels	450	2,217

			17,076

Russia 1.6%
Alrosa PJSC	Metals & Mining	3,584	6,550
Evraz PLC	Metals & Mining	800	6,412
Gazprom PJSC	Oil, Gas & Consumable Fuels	14,524	72,144
Inter RAO UES PJSC	Electric Utilities	53,546	3,419
LUKOIL PJSC	Oil, Gas & Consumable Fuels	538	51,239
MMC Norilsk Nickel PJSC	Metals & Mining	102	30,550
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	618	5,957
Moscow Exchange MICEX	Capital Markets	1,394	3,331
NLMK PJSC	Metals & Mining	2,076	6,188
PhosAgro PJSC, GDR	Chemicals	190	4,233
Polymetal International PLC	Metals & Mining	404	6,874
Polyus Gold OJSC	Metals & Mining	46	7,559
Rosneft PJSC	Oil, Gas & Consumable Fuels	1,260	10,664
Severstal PAO	Metals & Mining	383	7,997
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	8,286	4,188
Tatneft PAO	Oil, Gas & Consumable Fuels	2,042	14,822
TCS Group Holding PLC, GDR	Banks	76	6,956

			249,083

Saudi Arabia 0.5%
Abdullah Al Othaim Markets Co.	Food & Staples Retailing	40	1,201
Advanced Petrochemical Co.	Chemicals	129	2,579
Al-Rajhi Bank	Banks	1,088	35,564
Bupa Arabia for Cooperative Insurance Co.	Insurance	52	2,069
Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	28	1,299
Jarir Marketing Co.	Specialty Retail	81	4,526
Saudi Arabian Fertilizer Co.	Chemicals	226	10,424
Saudi Cement Co.	Construction Materials	86	1,440
Saudi Telecom Co.	Diversified Telecommunication Services	630	21,332
Yanbu National Petrochemical Co.	Chemicals	247	4,689

			85,123

Singapore 0.2%
Singapore Exchange Ltd.	Capital Markets	1,300	9,557
Singapore Technologies Engineering Ltd.	Aerospace & Defense	800	2,245

62	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Singapore (continued)
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	9,400	$17,033
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	300	3,971

				32,806

	South Africa 0.3%
	African Rainbow Minerals Ltd.	Metals & Mining	120	1,512
	Anglo American Platinum Ltd.	Metals & Mining	28	2,428
	AngloGold Ashanti Ltd.	Metals & Mining	436	6,889
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	340	3,639
	Gold Fields Ltd.	Metals & Mining	478	3,917
	Impala Platinum Holdings Ltd.	Metals & Mining	696	7,942
	Kumba Iron Ore Ltd.	Metals & Mining	114	3,758
	Mr. Price Group Ltd.	Specialty Retail	305	4,079
	Sibanye Stillwater Ltd.	Metals & Mining	1,564	4,836
	Tiger Brands Ltd.	Food Products	167	2,079
	Vodacom Group Ltd.	Wireless Telecommunication Services	792	7,582

				48,661

	South Korea 1.3%
	Coway Co. Ltd.	Household Durables	62	3,885
	Hana Financial Group Inc.	Banks	338	13,246
	Industrial Bank of Korea	Banks	310	2,749
	KB Financial Group Inc.	Banks	411	19,196
	Korea Zinc Co. Ltd.	Metals & Mining	8	3,399
	KT&G Corp.	Tobacco	140	9,601
	Kumho Petrochemical Co. Ltd.	Chemicals	20	3,193
	NCSoft Corp.	Entertainment	16	8,149
	S-1 Corp.	Commercial Services & Supplies	20	1,412
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	1,924	120,413
	Seegene Inc.	Biotechnology	38	1,948
	Shinhan Financial Group Co. Ltd.	Banks	452	15,423
	Woori Financial Group Inc.	Banks	528	5,195

				207,809

	Spain 1.5%
	Banco Bilbao Vizcaya Argentaria SA	Banks	3,354	22,223
	Banco Santander SA	Banks	14,436	52,475
	CaixaBank SA	Banks	2,798	8,703
	Enagas SA	Gas Utilities	251	5,587
	Endesa SA	Electric Utilities	364	7,349
	Iberdrola SA	Electric Utilities	5,550	55,857
	Industria de Diseno Textil SA	Specialty Retail	1,116	41,155
	Red Electrica Corp. SA	Electric Utilities	468	9,389
	Telefonica SA	Diversified Telecommunication Services	5,134	24,080

				226,818

	Sweden 0.5%
	Boliden AB	Metals & Mining	312	10,068
	Epiroc AB, A	Machinery	512	10,651
	Epiroc AB, B	Machinery	350	6,235
b,c	Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure	154	23,493
	Husqvarna AB, B	Household Durables	216	2,594
	ICA Gruppen AB	Food & Staples Retailing	88	4,044
	Industrivarden AB, A	Diversified Financial Services	54	1,736
	Industrivarden AB, C	Diversified Financial Services	82	2,549
a	Kinnevik AB, B	Diversified Financial Services	174	6,149
	Swedish Match AB	Tobacco	1,360	11,917

				79,436

franklintempleton.com	Semiannual Report	63

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares	Value
Common Stocks and Other Equity Interests (continued)
Switzerland 4.0%
EMS-Chemie Holding AG	Chemicals	10	$9,476
Geberit AG	Building Products	42	31,021
Kuehne + Nagel International AG	Marine	48	16,435
Logitech International SA	Technology Hardware, Storage & Peripherals	194	17,315
Nestle SA	Food Products	1,296	156,573
Novartis AG	Pharmaceuticals	1,770	145,778
Partners Group Holding AG	Capital Markets	29	45,590
Roche Holding AG, Bearer	Pharmaceuticals	10	4,121
Roche Holding AG, Non Voting	Pharmaceuticals	456	167,154
SGS SA	Professional Services	5	14,611
Swisscom AG	Diversified Telecommunication Services	28	16,130

			624,204

Taiwan 2.2%
Accton Technology Corp.	Communications Equipment	400	3,776
Acer Inc.	Technology Hardware, Storage & Peripherals	2,000	1,777
Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	373	4,887
Asia Cement Corp.	Construction Materials	2,000	3,273
Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	660	7,711
China Development Financial Holding Corp.	Insurance	12,000	6,116
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	4,000	15,865
Compal Electronics Inc.	Technology Hardware, Storage & Peripherals	2,000	1,694
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	2,000	4,415
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	400	3,087
Fubon Financial Holding Co. Ltd.	Insurance	4,400	12,113
Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	200	5,707
Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	120	9,433
Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	3,000	6,730
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	1,000	4,648
Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	670	9,860
Pegatron Corp.	Technology Hardware, Storage & Peripherals	2,000	4,810
Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	700	2,625
Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	1,000	2,782
Ruentex Development Co. Ltd.	Real Estate Management & Development	1,400	2,884
Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	1,000	1,873
Taiwan Cement Corp.	Construction Materials	5,000	9,153
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	2,000	7,100
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	8,000	166,544
United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	10,000	22,971
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	1,000	5,438
Wan Hai Lines Ltd.	Marine	440	3,214
WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	2,000	3,482
Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	1,000	3,550

			337,518

Thailand 0.2%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	1,400	8,110
Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	500	2,091
Carabao Group PCL, NVDR	Beverages	200	709
Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	2,600	6,186
Krung Thai Bank PCL, NVDR	Banks	2,600	845
Osotspa PCL, NVDR	Beverages	1,000	1,005
Sri Trang Gloves Thailand PCL, NVDR	Health Care Equipment & Supplies	800	739
Thai Union Group PCL, NVDR	Food Products	1,400	898
The Siam Cement PCL, NVDR	Construction Materials	800	9,505

			30,088

64	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Turkey 0.1%
	Aselsan Elektronik Sanayi Ve Ticaret A/S	Aerospace & Defense		666	$1,135
	BIM Birlesik Magazalar A/S	Food & Staples Retailing		594	4,272
	Eregli Demir ve Celik Fabrikalari TAS	Metals & Mining		1,938	3,632
	Ford Otomotiv Sanayi AS	Automobiles		103	1,937
	Turkcell Iletisim Hizmetleri A/S	Wireless Telecommunication Services		1,532	2,644
	Turkiye Is Bankasi A/S, C	Banks		1,710	999

					14,619

	United Arab Emirates 0.1%
	Abu Dhabi National Oil Co. for Distribution PJSC	Specialty Retail		1,612	1,826
	Dubai Islamic Bank PJSC	Banks		1,890	2,547
	Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services		2,014	13,170

					17,543

	United Kingdom 5.0%
	Admiral Group PLC	Insurance		296	12,404
	Anglo American PLC	Metals & Mining		1,388	49,080
b	Auto Trader Group PLC, 144A	Interactive Media & Services		1,060	8,415
	BAE Systems PLC	Aerospace & Defense		2,548	19,418
	Berkeley Group Holdings PLC	Household Durables		120	7,058
	BHP Group PLC	Metals & Mining		2,614	66,551
	British American Tobacco PLC	Tobacco		2,574	90,376
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	1,018	6,797
a	BT Group PLC	Diversified Telecommunication Services		10,048	21,650
	CK Hutchison Holdings Ltd.	Industrial Conglomerates		2,000	13,347
	Croda International PLC	Chemicals		118	13,594
	Direct Line Insurance Group PLC	Insurance		1,432	5,592
	Ferguson PLC	Trading Companies & Distributors		204	28,428
	GlaxoSmithKline PLC	Pharmaceuticals		6,064	114,764
	Hargreaves Lansdown PLC	Capital Markets		487	9,400
	Hikma Pharmaceuticals PLC	Pharmaceuticals		156	5,153
	Imperial Brands PLC	Tobacco		1,466	30,807
	Intertek Group PLC	Professional Services		172	11,543
	Kingfisher PLC	Specialty Retail		2,078	9,428
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	736	6,917
	M&G PLC	Diversified Financial Services		2,672	7,335
	Mondi PLC	Paper & Forest Products		530	13,074
	Persimmon PLC	Household Durables		410	14,749
	RELX PLC	Professional Services		2,156	62,414
	Spirax-Sarco Engineering PLC	Machinery		54	10,900
	Unilever PLC	Personal Products		2,590	139,864
	William Morrison Supermarkets PLC	Food & Staples Retailing		2,032	8,069

					787,127

	United States 55.7%
	3M Co.	Industrial Conglomerates		552	96,832
	A O Smith Corp.	Building Products		126	7,695
	AbbVie Inc.	Biotechnology		1,346	145,193
a	ABIOMED Inc.	Health Care Equipment & Supplies		42	13,672
	Accenture PLC, A	IT Services		550	175,956
a	Adobe Inc.	Software		326	187,685
	Air Products and Chemicals Inc.	Chemicals		212	54,295
a	Alphabet Inc., A	Interactive Media & Services		34	90,900
a	Alphabet Inc., C	Interactive Media & Services		34	90,621
	Altria Group Inc.	Tobacco		2,904	132,190
	American Tower Corp.	Equity Real Estate Investment Trusts (REITs	)	462	122,619
	Amgen Inc.	Biotechnology		624	132,694
	Apple Inc.	Technology Hardware, Storage & Peripherals		1,248	176,592

franklintempleton.com	Semiannual Report	65

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United States (continued)
	Applied Materials Inc.	Semiconductors & Semiconductor Equipment		1,042	$134,137
a	Arista Networks Inc.	Communications Equipment		50	17,182
	AT&T Inc.	Diversified Telecommunication Services		5,024	135,698
	Best Buy Co. Inc.	Specialty Retail		268	28,330
a	Bio-Rad Laboratories Inc., A	Life Sciences Tools & Services		16	11,935
a	Biogen Inc.	Biotechnology		214	60,560
	BorgWarner Inc.	Auto Components		214	9,247
	Bristol-Myers Squibb Co.	Pharmaceuticals		2,198	130,056
	Broadridge Financial Solutions Inc.	IT Services		110	18,330
	C.H. Robinson Worldwide Inc.	Air Freight & Logistics		144	12,528
a	Cadence Design Systems Inc.	Software		302	45,735
	Campbell Soup Co.	Food Products		190	7,944
	Celanese Corp.	Chemicals		114	17,173
	Cerner Corp.	Health Care Technology		260	18,335
	Church & Dwight Co. Inc.	Household Products		236	19,487
	Cisco Systems Inc.	Communications Equipment		2,978	162,093
	Citrix Systems Inc.	Software		134	14,388
	Clorox Co.	Household Products		170	28,154
	Cognizant Technology Solutions Corp., A	IT Services		564	41,854
	Colgate-Palmolive Co.	Household Products		888	67,115
	Conagra Brands Inc.	Food Products		370	12,532
a	Copart Inc.	Commercial Services & Supplies		228	31,628
	Cummins Inc.	Machinery		164	36,828
	D.R. Horton Inc.	Household Durables		354	29,725
a	Dell Technologies Inc., C	Technology Hardware, Storage & Peripherals		140	14,566
	Dollar General Corp.	Multiline Retail		246	52,186
	Dominos Pizza Inc.	Hotels, Restaurants & Leisure		32	15,263
	eBay Inc.	Internet & Direct Marketing Retail		666	46,400
	Electronic Arts Inc.	Entertainment		282	40,114
	Eli Lilly & Co.	Pharmaceuticals		806	186,226
	Expeditors International of Washington Inc.	Air Freight & Logistics		186	22,158
	Extra Space Storage Inc.	Equity Real Estate Investment Trusts (REITs	)	132	22,175
a	F5 Networks Inc.	Communications Equipment		62	12,324
a	Facebook Inc., A	Interactive Media & Services		500	169,695
	FactSet Research Systems Inc.	Capital Markets		40	15,791
	Fastenal Co.	Trading Companies & Distributors		716	36,953
a	Fortinet Inc.	Software		110	32,124
	Fox Corp., A	Media		346	13,878
	Fox Corp., B	Media		162	6,013
	Garmin Ltd.	Household Durables		170	26,428
	General Mills Inc.	Food Products		684	40,917
	Gilead Sciences Inc.	Biotechnology		1,454	101,562
	HCA Healthcare Inc.	Health Care Providers & Services		150	36,408
	Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals		980	13,965
	Hormel Foods Corp.	Food Products		329	13,489
	HP Inc.	Technology Hardware, Storage & Peripherals		1,234	33,762
	Huntington Ingalls Industries Inc.	Aerospace & Defense		22	4,247
a	IDEXX Laboratories Inc.	Health Care Equipment & Supplies		89	55,349
	Illinois Tool Works Inc.	Machinery		326	67,361
	Intel Corp.	Semiconductors & Semiconductor Equipment		2,848	151,741
	International Business Machines Corp.	IT Services		980	136,151
	Intuit Inc.	Software		284	153,221
	Invesco Ltd.	Capital Markets		398	9,596
	Iron Mountain Inc.	Equity Real Estate Investment Trusts (REITs	)	180	7,821
	Jack Henry & Associates Inc.	IT Services		80	13,125
a	Jazz Pharmaceuticals PLC	Pharmaceuticals		58	7,552
	JB Hunt Transport Services Inc.	Road & Rail		88	14,715

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United States (continued)
	Johnson & Johnson	Pharmaceuticals		926	$149,549
	Kellogg Co.	Food Products		256	16,364
	Kimberly-Clark Corp.	Household Products		430	56,949
	KLA Corp.	Semiconductors & Semiconductor Equipment		168	56,198
	Kraft Heinz Co.	Food Products		336	12,372
	Lam Research Corp.	Semiconductors & Semiconductor Equipment		146	83,096
	Lennar Corp., A	Household Durables		146	13,677
	Lockheed Martin Corp.	Aerospace & Defense		306	105,601
	Lowe’s Cos. Inc.	Specialty Retail		812	164,722
	Lumen Technologies Inc.	Diversified Telecommunication Services		744	9,218
	LyondellBasell Industries NV, A	Chemicals		300	28,155
	MarketAxess Holdings Inc.	Capital Markets		40	16,828
	Masco Corp.	Building Products		136	7,555
	Mastercard Inc., A	IT Services		434	150,893
	Merck & Co. Inc.	Pharmaceuticals		1,974	148,267
a	Mettler-Toledo International Inc.	Life Sciences Tools & Services		27	37,189
	Microsoft Corp.	Software		644	181,556
a	Moderna Inc.	Biotechnology		206	79,281
	Monolithic Power Systems	Semiconductors & Semiconductor Equipment		32	15,510
a	Monster Beverage Corp.	Beverages		438	38,908
	Moody’s Corp.	Capital Markets		188	66,761
	NetApp Inc.	Technology Hardware, Storage & Peripherals		270	24,235
	NRG Energy Inc.	Electric Utilities		182	7,431
	Nucor Corp.	Metals & Mining		330	32,502
a	NVR Inc.	Household Durables		4	19,176
a	O’Reilly Automotive Inc.	Specialty Retail		84	51,329
	Old Dominion Freight Line Inc.	Road & Rail		110	31,458
	Omnicom Group Inc.	Media		226	16,376
	Oracle Corp.	Software		1,994	173,737
	PACCAR Inc.	Machinery		332	26,201
	Packaging Corp. of America	Containers & Packaging		98	13,469
	Paychex Inc.	IT Services		339	38,121
	PepsiCo Inc.	Beverages		1,078	162,142
	Pfizer Inc.	Pharmaceuticals		3,930	169,029
	Philip Morris International Inc.	Tobacco		1,616	153,181
	Pool Corp.	Distributors		33	14,336
	PPL Corp.	Electric Utilities		692	19,293
	Public Storage	Equity Real Estate Investment Trusts (REITs	)	226	67,145
	PulteGroup Inc.	Household Durables		284	13,041
	QUALCOMM Inc.	Semiconductors & Semiconductor Equipment		1,074	138,525
	Quest Diagnostics Inc.	Health Care Providers & Services		72	10,462
a	Regeneron Pharmaceuticals Inc.	Biotechnology		117	70,806
	Robert Half International Inc.	Professional Services		140	14,046
	Rockwell Automation Inc.	Electrical Equipment		116	34,109
	Rollins Inc.	Commercial Services & Supplies		232	8,197
	S&P Global Inc.	Capital Markets		314	133,415
	Sealed Air Corp.	Containers & Packaging		82	4,493
	SEI Investments Co.	Capital Markets		102	6,049
	Simon Property Group Inc.	Equity Real Estate Investment Trusts (REITs	)	368	47,829
	Skyworks Solutions Inc.	Semiconductors & Semiconductor Equipment		208	34,274
	Snap-on Inc.	Machinery		60	12,537
	Steel Dynamics Inc.	Metals & Mining		226	13,216
	Stellantis NV	Automobiles		1,296	24,816
	T. Rowe Price Group Inc.	Capital Markets		232	45,634
a	Take-Two Interactive Software Inc.	Entertainment		98	15,099
	Target Corp.	Multiline Retail		584	133,602
	TE Connectivity Ltd.	Electronic Equipment, Instruments & Components		310	42,538

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United States (continued)
	Teradyne Inc.	Semiconductors & Semiconductor Equipment	152	$16,594
	Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	872	167,607
	The Hershey Co.	Food Products	174	29,450
	The Home Depot Inc.	Specialty Retail	492	161,504
	The J.M. Smucker Co.	Food Products	106	12,723
	The Kroger Co.	Food & Staples Retailing	836	33,799
	The ooper Cos Inc.	Health Care Equipment & Supplies	25	10,333
	The Procter & Gamble Co.	Household Products	1,144	159,931
	The Progressive Corp.	Insurance	558	50,438
	Tractor Supply Co.	Specialty Retail	126	25,529
	Tyson Foods Inc.	Food Products	314	24,787
	United Parcel Service Inc., B	Air Freight & Logistics	730	132,933
a	Veeva Systems Inc.	Health Care Technology	114	32,851
	Verizon Communications Inc.	Diversified Telecommunication Services	2,720	146,907
a	Vertex Pharmaceuticals Inc.	Biotechnology	260	47,161
	ViacomCBS Inc., B	Media	550	21,731
	W.W. Grainger Inc.	Trading Companies & Distributors	48	18,867
	Walgreens Boots Alliance Inc.	Food & Staples Retailing	718	33,782
	Walmart Inc.	Food & Staples Retailing	1,136	158,336
a	Waters Corp.	Life Sciences Tools & Services	38	13,577
	West Pharmaceutical Services Inc.	Health Care Equipment & Supplies	66	28,020
	Western Union Co.	IT Services	442	8,937
	Whirlpool Corp.	Household Durables	54	11,008
	Xilinx Inc.	Semiconductors & Semiconductor Equipment	250	37,748

				8,736,265

	Total Common Stocks and Other Equity Interests (Cost $12,565,068)			15,573,386

	Preferred Stocks 0.3%
	Brazil 0.0%†
d	Bradespar SA, 10.306%, pfd.	Metals & Mining	226	2,167
d	Companhia Energetica de Minas Gerais, 5.738%, pfd.	Electric Utilities	600	1,545
d	Companhia Paranaense de Energia, 13.297%, pfd.	Electric Utilities	1,100	1,469

				5,181

	Germany 0.1%
d	Fuchs Petrolub SE, 2.449%, pfd.	Chemicals	64	2,998
d	Porsche Automobil Holding SE, 2.572%, pfd.	Automobiles	178	17,729

				20,727

	Russia 0.0%†
d	Surgutneftegas PJSC, 16.675%, pfd.	Oil, Gas & Consumable Fuels	9,619	5,326

	South Korea 0.2%
d	LG Household & Health Care Ltd., 1.721%, pfd.	Personal Products	2	1,085
d	Samsung Electronics Co. Ltd., 4.323%, pfd.	Technology Hardware, Storage & Peripherals	350	20,574

				21,659

	Total Preferred Stocks (Cost $34,799)			52,893

	Total Investments (Cost $12,599,867) 99.7%			15,626,279
	Other Assets, less Liabilities 0.3%			48,673

	Net Assets 100.0%			$15,674,952

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $109,684, representing 0.7% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $23,493, representing 0.1% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
MSCI All Country World Index	Long	1	$36,765	12/17/21	$(1,034)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 124.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ International Equity Hedged ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31,
		2021	2020	2019	2018		2017[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$26.52	$22.55	$24.70	$24.25	$24.70		$25.45

Income from investment operations[b]:

Net investment income[c]	0.55	0.73	0.89	0.93	0.77		0.52

Net realized and unrealized gains (losses)	0.96	5.27	(2.61)	0.79	0.10		1.45

Total from investment operations	1.51	6.00	(1.72)	1.72	0.87		1.97

Less distributions from:

Net investment income and net foreign currency gains	(0.15)	(0.91)	(0.19)	(0.30)	(1.32)		(2.72)

Net realized gains	—	(1.12)	(0.24)	(0.97)	—		—

Total Distributions	(0.15)	(2.03)	(0.43)	(1.27)	(1.32)		(2.72)

Net asset value, end of period	$27.88	$26.52	$22.55	$24.70	$24.25		$24.70

Total return[d]	5.70%	27.54%	(7.12)%	7.53%	3.47%		8.30%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.40%	0.40%	0.40%	0.40%	1.42%	[f]	1.25%

Expenses net of waiver and payments by affiliates	0.40%	0.40%	0.40%	0.40%	0.40%	[f]	0.40%

Net investment income	3.93%	2.97%	3.44%	3.75%	3.07%		2.47%

Supplemental data

Net assets, end of period (000’s)	$16,726	$13,260	$9,021	$7,410	$9,702		$9,880

Portfolio turnover rate[g]	15.63% [h]	42.33% [h]	26.82% [h]	39.24%	32.55%		19.09%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	15.63%	41.62%	26.82%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin LibertyQ International Equity Hedged ETF

		Industry		Shares	Value
	Common Stocks and Other Equity Interests 98.8%
	Australia 11.9%
	AGL Energy Ltd.	Multi-Utilities		3,042	$12,701
	Aurizon Holdings Ltd.	Road & Rail		8,718	23,867
	BHP Group Ltd.	Metals & Mining		8,832	239,944
	Brambles Ltd.	Commercial Services & Supplies		6,804	52,933
	Coles Group Ltd.	Food & Staples Retailing		5,796	71,133
	CSL Ltd.	Biotechnology		1,584	335,709
	Endeavour Group Ltd.	Food & Staples Retailing		5,178	26,108
	Evolution Mining Ltd.	Metals & Mining		7,440	18,756
	Fortescue Metals Group Ltd.	Metals & Mining		13,518	146,081
	Magellan Financial Group Ltd.	Capital Markets		588	15,023
	Medibank Private Ltd.	Insurance		13,560	35,164
	Newcrest Mining Ltd.	Metals & Mining		2,958	48,375
	REA Group Ltd.	Interactive Media & Services		258	29,604
	Rio Tinto Ltd.	Metals & Mining		2,388	172,808
	Rio Tinto PLC	Metals & Mining		3,840	254,405
	Sonic Healthcare Ltd.	Health Care Providers & Services		1,878	55,158
	Telstra Corp. Ltd.	Diversified Telecommunication Services		19,812	56,243
	Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels		300	8,456
	Wesfarmers Ltd.	Multiline Retail		5,886	237,035
	Woolworths Group Ltd.	Food & Staples Retailing		5,178	147,182

					1,986,685

	Austria 0.1%
	OMV AG	Oil, Gas & Consumable Fuels		414	25,036

	Belgium 0.2%
	Colruyt SA	Food & Staples Retailing		270	13,768
	Proximus SADP	Diversified Telecommunication Services		768	15,256

					29,024

	Chile 0.1%
	Antofagasta PLC	Metals & Mining		798	14,655

	Denmark 4.6%
	AP Moeller-Maersk A/S, B	Marine		12	32,515
	Coloplast AS, B	Health Care Equipment & Supplies		690	108,241
a	Genmab A/S	Biotechnology		192	84,059
	Novo Nordisk AS, B	Pharmaceuticals		4,218	408,514
	Novozymes AS	Chemicals		882	60,485
	Pandora AS	Textiles, Apparel & Luxury Goods		576	70,024

					763,838

	Finland 1.4%
	Elisa OYJ	Diversified Telecommunication Services		654	40,657
	Kone OYJ, B	Machinery		1,452	102,280
	Orion OYJ	Pharmaceuticals		540	21,435
	UPM-Kymmene OYJ	Paper & Forest Products		2,016	71,752

					236,124

	France 3.8%
	Biomerieux	Health Care Equipment & Supplies		132	15,078
	Hermes International	Textiles, Apparel & Luxury Goods		137	189,976
	Ipsen SA	Pharmaceuticals		120	11,482
a	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	684	15,410
b	La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure		180	9,281
	Orange SA	Diversified Telecommunication Services		4,194	45,457
	Sanofi	Pharmaceuticals		3,198	307,921
	Sartorius Stedim Biotech	Life Sciences Tools & Services		90	50,453

					645,058

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany 1.2%
	Deutsche Post AG	Air Freight & Logistics	1,878	$118,576
a	HelloFresh SE	Internet & Direct Marketing Retail	522	48,374
	Knorr-Bremse AG	Machinery	222	23,835
	LANXESS AG	Chemicals	162	10,998
a,b	Zalando SE, 144A	Internet & Direct Marketing Retail	18	1,655

				203,438

	Hong Kong 1.9%
	CK Asset Holdings Ltd.	Real Estate Management & Development	9,700	56,196
	CK Infrastructure Holdings Ltd.	Electric Utilities	2,900	16,205
	CLP Holdings Ltd.	Electric Utilities	3,500	33,720
	Henderson Land Development Co. Ltd.	Real Estate Management & Development	3,000	11,503
	HKT Trust and HKT Ltd.	Diversified Telecommunication Services	15,600	21,362
	Power Assets Holdings Ltd.	Electric Utilities	6,000	35,300
	Sino Land Co. Ltd.	Real Estate Management & Development	13,400	18,040
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	4,400	55,052
	Swire Pacific Ltd., A	Real Estate Management & Development	1,000	5,948
b	WH Group Ltd., 144A	Food Products	27,000	19,249
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	4,600	23,814
	Xinyi Glass Holdings Ltd.	Building Products	6,800	20,353

				316,742

	Israel 0.5%
a	Check Point Software Technologies Ltd.	Software	540	61,041
	ICL Group Ltd.	Chemicals	2,550	18,733

				79,774

	Italy 1.6%
	DiaSorin SpA	Health Care Equipment & Supplies	114	23,960
	Ferrari NV	Automobiles	486	101,920
	Moncler SpA	Textiles, Apparel & Luxury Goods	816	50,141
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	462	26,922
	Snam SpA	Gas Utilities	7,698	42,788
	Telecom Italia SpA	Diversified Telecommunication Services	20,238	7,960
	Telecom Italia Spa Savings Share	Diversified Telecommunication Services	22,152	8,983

				262,674

	Japan 28.4%
	ABC-Mart Inc.	Specialty Retail	126	7,148
	Advantest Corp.	Semiconductors & Semiconductor Equipment	780	70,118
	Astellas Pharma Inc.	Pharmaceuticals	7,580	125,173
	Azbil Corp.	Electronic Equipment, Instruments & Components	340	14,657
	Bridgestone Corp.	Auto Components	2,380	113,182
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	660	14,593
	Capcom Co. Ltd.	Entertainment	608	16,920
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	2,960	108,850
	Cosmos Pharmaceutical Corp.	Food & Staples Retailing	62	10,575
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	390	45,580
	Hitachi Ltd.	Industrial Conglomerates	3,220	191,627
	Hoya Corp.	Health Care Equipment & Supplies	1,710	267,822
	Iida Group Holdings Co. Ltd.	Household Durables	600	15,493
	ITOCHU Corp.	Trading Companies & Distributors	5,880	172,698
	Japan Post Bank Co. Ltd.	Banks	1,560	13,422
	Japan Post Holdings Co. Ltd.	Insurance	3,000	25,398
	Japan Tobacco Inc.	Tobacco	5,920	116,198
	Kajima Corp.	Construction & Engineering	1,980	25,590
	Kakaku.com Inc.	Interactive Media & Services	750	24,367
	KAO Corp.	Personal Products	1,920	114,520

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
	KDDI Corp.	Wireless Telecommunication Services	8,380	$277,218
	Koei Tecmo Holdings Co. Ltd.	Entertainment	216	10,299
	Lasertec Corp.	Semiconductors & Semiconductor Equipment	246	56,421
	Meiji Holdings Co. Ltd.	Food Products	360	23,263
	Mitsubishi Gas Chemical Co. Inc.	Chemicals	600	11,911
	Mizuho Financial Group Inc.	Banks	4,700	66,746
	Monotaro Co. Ltd.	Trading Companies & Distributors	940	21,264
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	1,680	149,969
	Nexon Co. Ltd.	Entertainment	2,120	34,334
	Nihon M&A Center Inc.	Professional Services	1,160	34,257
	Nintendo Co. Ltd.	Entertainment	486	236,564
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	6,720	185,805
	Nitori Holdings Co. Ltd.	Specialty Retail	278	55,089
	Nitto Denko Corp.	Chemicals	500	35,761
	Nomura Research Institute Ltd.	IT Services	1,220	45,268
	Obayashi Corp.	Construction & Engineering	2,800	23,314
	OBIC Co. Ltd.	IT Services	240	45,967
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	1,220	27,915
	Oracle Corp. Japan	Software	165	14,522
	ORIX Corp.	Diversified Financial Services	4,840	91,530
	Otsuka Corp.	IT Services	400	20,578
	Pigeon Corp.	Household Products	480	11,185
	Resona Holdings Inc.	Banks	4,200	16,894
	SCSK Corp.	IT Services	420	8,906
	Sekisui House Ltd.	Household Durables	2,800	59,011
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing	1,400	63,805
	SG Holdings Co. Ltd.	Air Freight & Logistics	1,100	31,351
	SHIMANO Inc.	Leisure Products	215	63,397
	Shimizu Corp.	Construction & Engineering	1,600	12,089
	Shin-Etsu Chemical Co. Ltd.	Chemicals	1,280	216,823
	Shionogi & Co. Ltd.	Pharmaceuticals	1,200	82,320
	Shoei Co. Ltd.	Real Estate Management & Development	1,204	13,467
	Softbank Corp.	Wireless Telecommunication Services	13,760	186,776
	Sumitomo Mitsui Financial Group Inc.	Banks	3,900	137,859
	Sysmex Corp.	Health Care Equipment & Supplies	450	56,182
	Taisei Corp.	Construction & Engineering	880	28,393
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	714	317,852
	Tosoh Corp.	Chemicals	1,200	21,876
	Toyo Suisan Kaisha Ltd.	Food Products	280	12,435
	Toyota Motor Corp.	Automobiles	21,600	387,184
	Tsuruha Holdings Inc.	Food & Staples Retailing	130	16,032
	USS Co. Ltd.	Specialty Retail	900	15,431
	Welcia Holdings Co. Ltd.	Food & Staples Retailing	300	10,782
	Zozo Inc.	Internet & Direct Marketing Retail	600	22,559

				4,754,535

	Netherlands 4.9%
a,b	Adyen NV, 144A	IT Services	54	151,139
	ASML Holding NV	Semiconductors & Semiconductor Equipment	540	404,226
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing	4,650	154,856
	Koninklijke KPN NV	Diversified Telecommunication Services	11,880	37,381
	NN Group NV	Insurance	1,146	60,126
	Randstad NV	Professional Services	246	16,564

				824,292

	New Zealand 0.7%
a	a2 Milk Co. Ltd.	Food Products	2,964	13,147
	Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	3,072	67,815

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	New Zealand (continued)
	Spark New Zealand Ltd.	Diversified Telecommunication Services	9,966	$32,863

				113,825

	Norway 0.6%
	Orkla ASA	Food Products	3,168	29,113
	Telenor ASA	Diversified Telecommunication Services	3,084	52,040
	Yara International ASA	Chemicals	570	28,359

				109,512

	Portugal 0.1%
	Jeronimo Martins SGPS SA	Food & Staples Retailing	954	19,028

	Russia 0.1%
	Evraz PLC	Metals & Mining	3,120	25,006

	Singapore 0.8%
	Singapore Exchange Ltd.	Capital Markets	4,920	36,168
	Singapore Technologies Engineering Ltd.	Aerospace & Defense	4,800	13,471
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	36,600	66,320
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	1,200	15,884

				131,843

	Spain 5.3%
	Banco Bilbao Vizcaya Argentaria SA	Banks	12,768	84,597
	Banco Santander SA	Banks	55,122	200,371
	CaixaBank SA	Banks	10,590	32,941
	Enagas SA	Gas Utilities	972	21,634
	Endesa SA	Electric Utilities	1,422	28,709
	Iberdrola SA	Electric Utilities	21,762	219,020
	Industria de Diseno Textil SA	Specialty Retail	4,422	163,074
	Red Electrica Corp. SA	Electric Utilities	1,896	38,036
	Telefonica SA	Diversified Telecommunication Services	19,908	93,374

				881,756

	Sweden 3.1%
	Atlas Copco AB	Machinery	1,590	81,512
	Atlas Copco AB, A	Machinery	2,292	139,429
	Boliden AB	Metals & Mining	1,218	39,303
	Epiroc AB, A	Machinery	2,364	49,179
	Epiroc AB, B	Machinery	1,380	24,584
b,c	Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure	594	90,615
	Husqvarna AB, B	Household Durables	816	9,798
	ICA Gruppen AB	Food & Staples Retailing	384	17,649
a	Kinnevik AB, B	Diversified Financial Services	660	23,323
	Swedish Match AB	Tobacco	5,208	45,636

				521,028

	Switzerland 9.8%
	EMS-Chemie Holding AG	Chemicals	38	36,010
	Geberit AG	Building Products	177	130,732
	Kuehne + Nagel International AG	Marine	186	63,685
	Logitech International SA	Technology Hardware, Storage & Peripherals	774	69,082
	Nestle SA	Food Products	2,796	337,792
	Novartis AG	Pharmaceuticals	3,822	314,782
	Partners Group Holding AG	Capital Markets	114	179,215
	Roche Holding AG, Bearer	Pharmaceuticals	18	7,417
	Roche Holding AG, Non-Voting	Pharmaceuticals	984	360,700
	SGS SA	Professional Services	23	67,211
	Swisscom AG	Diversified Telecommunication Services	114	65,674

				1,632,300

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom 17.1%
	Admiral Group PLC	Insurance		1,176	$49,282
	Anglo American PLC	Metals & Mining		5,424	191,795
b	Auto Trader Group PLC, 144A	Interactive Media & Services		4,242	33,678
	BAE Systems PLC	Aerospace & Defense		13,602	103,659
	Berkeley Group Holdings PLC	Household Durables		471	27,702
	BHP Group PLC	Metals & Mining		10,260	261,215
	British American Tobacco PLC	Tobacco		8,550	300,200
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	3,894	26,000
a	BT Group PLC	Diversified Telecommunication Services		39,606	85,338
	Bunzl PLC	Trading Companies & Distributors		942	31,182
	CK Hutchison Holdings Ltd.	Industrial Conglomerates		5,000	33,367
	Croda International PLC	Chemicals		462	53,224
	Direct Line Insurance Group PLC	Insurance		5,670	22,140
	Ferguson PLC	Trading Companies & Distributors		810	112,875
	GlaxoSmithKline PLC	Pharmaceuticals		17,460	330,438
	Halma PLC	Electronic Equipment, Instruments & Components		1,194	45,754
	Hargreaves Lansdown PLC	Capital Markets		1,932	37,291
	Hikma Pharmaceuticals PLC	Pharmaceuticals		618	20,415
	Imperial Brands PLC	Tobacco		5,862	123,184
	Intertek Group PLC	Professional Services		696	46,707
	Kingfisher PLC	Specialty Retail		8,142	36,942
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	2,904	27,292
	M&G PLC	Diversified Financial Services		10,416	28,595
	Mondi PLC	Paper & Forest Products		2,058	50,767
	Next PLC	Multiline Retail		570	63,114
	Pearson PLC	Media		2,874	27,583
	Persimmon PLC	Household Durables		1,620	58,278
	RELX PLC	Professional Services		8,448	244,562
	Spirax-Sarco Engineering PLC	Machinery		246	49,655
	Unilever PLC	Personal Products		5,586	301,652
	William Morrison Supermarkets PLC	Food & Staples Retailing		7,830	31,092

					2,854,978

	United States 0.6%
	Stellantis NV	Automobiles		4,968	95,128

	Total Common Stocks and Other Equity Interests (Cost $14,531,185)				16,526,279

	Preferred Stocks 0.5%
	Germany 0.5%
d	Fuchs Petrolub SE, 2.449%, pfd.	Chemicals		294	13,772
d	Porsche Automobil Holding SE, 2.572%, pfd.	Automobiles		690	68,724

	Total Preferred Stocks (Cost $66,867)				82,496

	Total Investments (Cost $14,598,052) 99.3%				16,608,775
	Other Assets, less Liabilities 0.7%				117,068

	Net Assets 100.0%				$16,725,843

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $305,617, representing 1.8% of net assets

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $90,615, representing 0.5% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

At September 30, 2021 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Danish Krone	BOFA	Buy	5,064,200	$789,311	10/04/21	$—	$(16)
Danish Krone	BOFA	Sell	5,064,200	804,244	10/04/21	14,948	—
Euro	BOFA	Buy	2,959,900	3,430,444	10/04/21	—	(68)
Euro	BOFA	Sell	2,959,900	3,496,133	10/04/21	65,757	—
Great British Pound	BOFA	Buy	804,810	1,085,187	10/04/21	—	(21)
Great British Pound	HSBK	Buy	804,810	1,085,182	10/04/21	—	(16)
Great British Pound	UBSW	Buy	804,810	1,085,176	10/04/21	—	(10)
Great British Pound	BOFA	Sell	804,810	1,107,723	10/04/21	22,557	—
Great British Pound	HSBK	Sell	804,810	1,107,729	10/04/21	22,563	—
Great British Pound	UBSW	Sell	804,810	1,107,715	10/04/21	22,549	—
Israeli Shekel	BOFA	Buy	57,300	17,761	10/04/21	—	—
Israeli Shekel	BOFA	Sell	57,300	17,888	10/04/21	127	—
Japanese Yen	BOFA	Buy	500,781,300	4,488,205	10/04/21	89	—
Japanese Yen	BOFA	Sell	500,781,300	4,559,471	10/04/21	71,178	—
New Zealand Dollar	BOFA	Buy	163,700	112,931	10/04/21	—	(2)
New Zealand Dollar	BOFA	Sell	163,700	115,213	10/04/21	2,285	—
Norwegian Krone	BOFA	Buy	968,300	110,924	10/04/21	2	—
Norwegian Krone	BOFA	Sell	968,300	111,230	10/04/21	304	—
Singapore Dollar	BOFA	Buy	175,200	129,049	10/04/21	3	—
Singapore Dollar	BOFA	Sell	175,200	130,243	10/04/21	1,191	—
Swedish Krona	BOFA	Buy	4,886,800	558,595	10/04/21	—	(11)
Swedish Krona	BOFA	Sell	4,886,800	565,805	10/04/21	7,221	—
Swiss Franc	MSCO	Buy	1,607,900	1,723,686	10/04/21	—	(43)
Swiss Franc	MSCO	Sell	1,607,900	1,756,590	10/04/21	32,948	—
Australian Dollar	DBAB	Buy	2,626,500	1,897,252	10/05/21	1	—
Australian Dollar	DBAB	Sell	2,626,500	1,919,446	10/05/21	22,193	—
Hong Kong Dollar	MSCO	Buy	2,956,700	379,831	10/05/21	—	(19)
Hong Kong Dollar	MSCO	Sell	2,956,700	380,217	10/05/21	405	—
Australian Dollar	DBAB	Sell	2,361,100	1,705,732	11/02/21	—	(14)
Danish Krone	BOFA	Sell	4,932,300	769,127	11/02/21	—	(3)
Euro	BOFA	Sell	2,900,100	3,362,936	11/02/21	31	—
Great British Pound	BOFA	Sell	776,596	1,047,175	11/02/21	11	—
Great British Pound	HSBK	Sell	776,596	1,047,177	11/02/21	12	—
Great British Pound	UBSW	Sell	776,596	1,047,165	11/02/21	1	—
Hong Kong Dollar	MSCO	Sell	2,762,300	354,886	11/02/21	16	—
Israeli Shekel	BOFA	Sell	62,900	19,500	11/02/21	—	(1)
Japanese Yen	BOFA	Sell	538,270,200	4,825,103	11/02/21	—	(136)
New Zealand Dollar	BOFA	Sell	162,600	112,151	11/02/21	—	(1)
Norwegian Krone	BOFA	Sell	955,000	109,374	11/02/21	—	(5)
Singapore Dollar	BOFA	Sell	181,300	133,531	11/02/21	—	(6)
Swedish Krona	BOFA	Sell	4,562,500	521,624	11/02/21	3	—
Swiss Franc	MSCO	Sell	1,535,900	1,647,638	11/02/21	24	—

Total Forward Exchange Contracts						$286,419	$(372)

Net unrealized appreciation (depreciation)							$286,047

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI All Country World Index	Long	1	$113,350	12/17/21	$(5,257)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 124.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	77

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Equity ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31,
			2021		2020	2019	2018[a]

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$40.04		$27.61		$31.41	$28.51	$25.44

Income from investment operations[b]:

Net investment income[c]	0.37		0.72		0.76	0.66	0.53

Net realized and unrealized gains (losses)	2.18		12.49		(3.89)	2.71	2.98

Total from investment operations	2.55		13.21		(3.13)	3.37	3.51

Less distributions from net investment income	(0.40)		(0.78)		(0.67)	(0.47)	(0.44)

Net asset value, end of period	$42.19		$40.04		$27.61	$31.41	$28.51

Total return[d]	6.35%		48.22%		(10.27)%	11.97%	13.84%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.15%		0.15%		0.18%	0.25%	0.32%	[f]

Expenses net of waiver and payments by affiliates	0.15%		0.15%		0.18%	0.25%	0.25%	[f]

Net investment income	1.74%		2.06%		2.32%	2.20%	2.10%

Supplemental data

Net assets, end of period (000’s)	$919,837		$1,353,407		$1,311,583	$1,008,255	$108,326

Portfolio turnover rate[g]	10.64%	[h]	25.05%	[h]	19.44% [h]	18.04%	20.80%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	10.64%	25.05%	19.44%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin LibertyQ U.S. Equity ETF

		Shares	Value
	Common Stocks 99.9%
	Communication Services 6.3%
	Activision Blizzard Inc.	63,656	$4,926,338
a	Alphabet Inc., A	2,029	5,424,572
	AT&T Inc.	312,176	8,431,874
	Comcast Corp., A	160,448	8,973,857
	Electronic Arts Inc.	24,416	3,473,176
a	Facebook Inc., A	27,974	9,494,096
	Fox Corp., A	12,208	489,663
	Lumen Technologies Inc.	67,144	831,914
a	Match Group Inc.	19,184	3,011,696
	Omnicom Group Inc.	33,572	2,432,627
	The Interpublic Group of Cos. Inc.	53,192	1,950,551
	Verizon Communications Inc.	162,628	8,783,538
	World Wrestling Entertainment Inc., A	1,744	98,117

			58,322,019

	Consumer Discretionary 8.0%
a	AutoNation Inc.	2,180	265,437
a	AutoZone Inc.	3,242	5,504,884
	Best Buy Co. Inc.	39,240	4,148,060
	Brunswick Corp.	3,052	290,764
	Carter’s Inc.	6,540	635,950
	D.R. Horton Inc.	33,136	2,782,430
	Dick’s Sporting Goods Inc.	2,616	313,318
	Dollar General Corp.	37,060	7,861,908
	eBay Inc.	46,216	3,219,869
	Foot Locker Inc.	18,748	856,034
	Garmin Ltd.	23,108	3,592,370
	Gentex Corp.	42,292	1,394,790
	Genuine Parts Co.	5,232	634,275
a	Grand Canyon Education Inc.	3,924	345,155
	H&R Block Inc.	33,572	839,300
	Lennar Corp., A	10,464	980,268
	McDonald’s Corp.	39,240	9,461,156
a	NVR Inc.	512	2,454,569
a	O’Reilly Automotive Inc.	11,515	7,036,356
	Penske Automotive Group Inc.	1,308	131,585
	Polaris Inc.	2,180	260,859
	Pool Corp.	6,574	2,855,811
	PulteGroup Inc.	31,828	1,461,542
	Qurate Retail Inc., A	26,596	271,013
	Target Corp.	40,548	9,276,166
	Tractor Supply Co.	19,620	3,975,208
	Whirlpool Corp.	2,180	444,415
	Williams-Sonoma Inc.	13,516	2,396,792

			73,690,284

	Consumer Staples 13.4%
	Altria Group Inc.	186,608	8,494,396
	Archer-Daniels-Midland Co.	21,364	1,282,054
a	Boston Beer Inc., A	896	456,736
	Brown-Forman Corp., A	7,412	464,510
	Bunge Ltd.	5,232	425,466
	Campbell Soup Co.	17,004	710,937
	Casey’s General Stores Inc.	5,254	990,116
	Church & Dwight Co. Inc.	38,368	3,168,046
	Clorox Co.	22,672	3,754,710
	Conagra Brands Inc.	17,876	605,460
	Costco Wholesale Corp.	24,381	10,955,602

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Staples (continued)
	Estee Lauder Cos. Inc., A	30,084	$9,023,094
	Flowers Foods Inc.	29,648	700,582
	General Mills Inc.	99,408	5,946,587
	Hormel Foods Corp.	45,344	1,859,104
	Ingredion Inc.	10,028	892,592
	Kellogg Co.	32,700	2,090,184
	Kimberly-Clark Corp.	13,952	1,847,803
a	Monster Beverage Corp.	54,500	4,841,235
	PepsiCo Inc.	61,912	9,312,184
	Philip Morris International Inc.	95,484	9,050,928
	The Coca-Cola Co.	166,116	8,716,107
	The Hershey Co.	26,160	4,427,580
	The J.M. Smucker Co.	15,260	1,831,658
	The Kroger Co.	97,664	3,948,556
	The Procter & Gamble Co.	68,016	9,508,637
	Tyson Foods Inc.	43,164	3,407,366
	Walgreens Boots Alliance Inc.	106,384	5,005,367
	Walmart Inc.	64,528	8,993,913

			122,711,510

	Energy 0.1%
	Cabot Oil & Gas Corp., A	51,448	1,119,509

	Financials 3.8%
	Assured Guaranty Ltd.	2,616	122,455
	Evercore Inc.	3,488	466,241
	FactSet Research Systems Inc.	5,928	2,340,256
	Invesco Ltd.	47,088	1,135,292
	Jefferies Financial Group Inc.	18,748	696,113
	Lazard Ltd., A	16,132	738,845
	Moody’s Corp.	19,620	6,967,258
	New York Community Bancorp Inc.	17,004	218,841
	Old Republic International Corp.	10,900	252,117
	People’s United Financial Inc.	28,776	502,717
	S&P Global Inc.	24,284	10,318,029
	SEI Investments Co.	15,696	930,773
	Synchrony Financial	23,108	1,129,519
	T. Rowe Price Group Inc.	23,544	4,631,105
	The Progressive Corp.	52,320	4,729,205

			35,178,766

	Health Care 18.1%
	AbbVie Inc.	81,096	8,747,825
	Amgen Inc.	38,804	8,251,671
a	Bio-Rad Laboratories Inc., A	1,378	1,027,919
a	Biogen Inc.	24,416	6,909,484
	Bristol-Myers Squibb Co.	139,956	8,281,196
	Cardinal Health Inc.	11,336	560,679
	Cerner Corp.	43,164	3,043,925
	Chemed Corp.	2,315	1,076,753
	CVS Health Corp.	50,576	4,291,879
	Eli Lilly & Co.	46,216	10,678,207
	Gilead Sciences Inc.	139,084	9,715,017
	Humana Inc.	10,749	4,182,973
a	IDEXX Laboratories Inc.	6,724	4,181,656
a	Jazz Pharmaceuticals PLC	2,180	283,858
	Johnson & Johnson	54,500	8,801,750
a	Laboratory Corp. of America Holdings	3,488	981,663

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
	Merck & Co. Inc.	126,876	$9,529,656
a	Mettler-Toledo International Inc.	3,895	5,364,817
a	Moderna Inc.	14,179	5,456,930
	Organon & Co.	11,336	371,707
	Pfizer Inc.	237,184	10,201,284
	Premier Inc., A	10,464	405,585
	Quest Diagnostics Inc.	8,720	1,267,103
a	Quidel Corp.	3,052	430,790
a	Regeneron Pharmaceuticals Inc.	10,696	6,473,005
	ResMed Inc.	21,364	5,630,482
	Thermo Fisher Scientific Inc.	19,621	11,210,066
a	United Therapeutics Corp.	1,744	321,908
	UnitedHealth Group Inc.	22,335	8,727,178
a	Veeva Systems Inc.	11,336	3,266,695
a	Vertex Pharmaceuticals Inc.	23,544	4,270,646
a	Waters Corp.	5,578	1,993,019
	West Pharmaceutical Services Inc.	6,629	2,814,276
	Zoetis Inc.	38,368	7,448,764

			166,200,366

	Industrials 14.8%
	3M Co.	45,344	7,954,245
	A O Smith Corp.	11,772	718,916
	Acuity Brands Inc.	1,308	226,768
	Allegion PLC	9,156	1,210,240
	Allison Transmission Holdings Inc.	14,388	508,184
	AMERCO	434	280,377
	BWX Technologies Inc.	7,848	422,693
	C.H. Robinson Worldwide Inc.	22,236	1,934,532
	Cintas Corp.	12,208	4,647,097
a	Copart Inc.	31,828	4,415,180
	Cummins Inc.	23,980	5,384,949
	Eaton Corp. PLC	25,288	3,775,751
	Emerson Electric Co.	90,252	8,501,739
	Expeditors International of Washington Inc.	27,468	3,272,263
	Fastenal Co.	99,408	5,130,447
a	FTI Consulting Inc.	2,616	352,375
a	Generac Holdings Inc.	5,241	2,141,840
	General Dynamics Corp.	10,028	1,965,789
	Graco Inc.	25,737	1,800,818
	Honeywell International Inc.	39,676	8,422,421
	Hubbell Inc., B	3,488	630,177
	Huntington Ingalls Industries Inc.	6,104	1,178,438
	Illinois Tool Works Inc.	39,676	8,198,252
	JB Hunt Transport Services Inc.	13,516	2,260,146
	Landstar System Inc.	6,104	963,333
	Lennox International Inc.	3,924	1,154,323
	Lincoln Electric Holdings Inc.	4,796	617,677
	Lockheed Martin Corp.	23,980	8,275,498
	ManpowerGroup Inc.	2,180	236,050
	MSC Industrial Direct Co. Inc., A	6,976	559,406
	Northrop Grumman Corp.	16,132	5,809,940
	Old Dominion Freight Line Inc.	10,900	3,117,182
	PACCAR Inc.	37,945	2,994,620
	Quanta Services Inc.	5,232	595,506
	Robert Half International Inc.	20,492	2,055,962
	Rockwell Automation Inc.	19,184	5,640,863
	Rollins Inc.	36,188	1,278,522

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Industrials (continued)
	Schneider National Inc., B	4,796	$109,061
	Snap-on Inc.	7,412	1,548,737
	Toro Co.	17,440	1,698,830
	Trane Technologies PLC	15,260	2,634,639
a	Trex Co. Inc.	10,028	1,022,154
	Union Pacific Corp.	40,984	8,033,274
	United Parcel Service Inc., B	42,728	7,780,769
	W.W. Grainger Inc.	7,440	2,924,366
	Watsco Inc.	5,232	1,384,492

			135,768,841

	Information Technology 24.9%
	Accenture PLC, A	32,700	10,461,384
a	Adobe Inc.	18,303	10,537,403
a	Akamai Technologies Inc.	13,080	1,368,037
a	Alphabet Inc., C	1,920	5,117,395
	Amdocs Ltd.	20,928	1,584,459
	Apple Inc.	73,684	10,426,286
	Applied Materials Inc.	66,708	8,587,321
a	Arista Networks Inc.	4,796	1,648,097
a	Aspen Technology Inc.	8,720	1,070,816
	Automatic Data Processing Inc.	47,088	9,413,833
	Booz Allen Hamilton Holding Corp.	16,132	1,280,074
	Cisco Systems Inc.	173,964	9,468,860
	Cognizant Technology Solutions Corp., A	71,940	5,338,667
a	EPAM Systems Inc.	2,234	1,274,452
a	F5 Networks Inc.	9,156	1,820,030
a	Fair Isaac Corp.	2,285	909,270
a	Fortinet Inc.	11,772	3,437,895
	Hewlett Packard Enterprise Co.	49,704	708,282
	HP Inc.	242,852	6,644,431
	Intel Corp.	160,884	8,571,900
	International Business Machines Corp.	64,092	8,904,302
	Intuit Inc.	20,936	11,295,181
	Jack Henry & Associates Inc.	11,772	1,931,314
	KLA Corp.	24,416	8,167,396
	Lam Research Corp.	14,193	8,077,946
	Mastercard Inc., A	25,288	8,792,132
	Microsoft Corp.	36,624	10,325,038
	Monolithic Power Systems	3,809	1,846,146
	Motorola Solutions Inc.	24,852	5,773,617
	NetApp Inc.	36,188	3,248,235
	NVIDIA Corp.	56,693	11,744,522
	Oracle Corp.	116,848	10,180,966
	Paychex Inc.	54,500	6,128,525
	QUALCOMM Inc.	68,465	8,830,616
	Skyworks Solutions Inc.	28,776	4,741,709
	Teradyne Inc.	10,464	1,142,355
	Texas Instruments Inc.	48,396	9,302,195
a,b	VMware Inc., A	6,104	907,665
	Xerox Holdings Corp.	13,080	263,824
	Xilinx Inc.	38,804	5,859,016
a	Zoom Video Communications Inc., A	8,284	2,166,266

			229,297,858

	Materials 3.8%
	Air Products and Chemicals Inc.	25,724	6,588,174
	Amcor PLC	60,168	697,347

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

	Shares	Value
Common Stocks (continued)
Materials (continued)
Avery Dennison Corp.	7,412	$1,535,840
Celanese Corp.	13,952	2,101,729
Dow Inc.	28,776	1,656,347
Eagle Materials Inc.	1,744	228,743
Eastman Chemical Co.	17,004	1,712,983
Huntsman Corp.	17,004	503,148
International Paper Co.	27,032	1,511,629
Louisiana-Pacific Corp.	4,360	267,573
LyondellBasell Industries NV, A	47,960	4,501,046
NewMarket Corp.	1,292	437,691
Newmont Corp.	65,836	3,574,895
Nucor Corp.	35,752	3,521,214
Packaging Corp. of America	13,516	1,857,639
Reliance Steel & Aluminum Co.	6,976	993,522
Silgan Holdings Inc.	3,052	117,075
Sonoco Products Co.	15,260	909,191
Southern Copper Corp.	5,668	318,202
Steel Dynamics Inc.	27,032	1,580,831
Valvoline Inc.	20,492	638,941

		35,253,760

Real Estate 2.2%
Coresite Realty Corp.	3,488	483,228
CubeSmart	7,412	359,111
Extra Space Storage Inc.	8,284	1,391,629
Life Storage Inc.	3,052	350,186
National Retail Properties Inc.	27,468	1,186,343
Public Storage	27,727	8,237,692
Realty Income Corp.	51,012	3,308,638
SL Green Realty Corp.	3,052	216,204
Spirit Realty Capital Inc.	16,568	762,791
STORE Capital Corp.	33,136	1,061,346
VICI Properties Inc.	34,444	978,554
WP Carey Inc.	23,980	1,751,499

		20,087,221

Utilities 4.5%
Alliant Energy Corp.	34,008	1,903,768
Ameren Corp.	30,084	2,436,804
American Electric Power Co. Inc.	47,088	3,822,604
Atmos Energy Corp.	17,004	1,499,753
Consolidated Edison Inc.	47,960	3,481,416
Dominion Energy Inc.	89,816	6,558,364
Evergy Inc.	27,904	1,735,629
Hawaiian Electric Industries Inc.	15,696	640,868
National Fuel Gas Co.	3,488	183,190
OGE Energy Corp.	7,412	244,299
Public Service Enterprise Group Inc.	76,300	4,646,670
The Southern Co.	129,056	7,997,600
UGI Corp.	8,284	353,064
WEC Energy Group Inc.	25,724	2,268,857
Xcel Energy Inc.	50,576	3,161,000

		40,933,886

Total Investments before Short Term Investments (Cost $815,304,083)		918,564,020

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Short Term Investments 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	Money Market Funds 0.1%
c,d	Institutional Fiduciary Trust Portfolio, 0.01%	881,025	$881,025

	Total Short Term Investments (Cost $881,025)		881,025

	Total Investments (Cost $816,185,108) 100.0%		919,445,045
	Other Assets, less Liabilities 0.0%†		391,790

	Net Assets 100.0%		$919,836,835

aNon-income producing.

bA portion or all of the security is on loan at September 30, 2021 Note 1(d).

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3(c) regarding investments in affiliated management investment companies.

†Rounds to less than 0.1% of net assets.

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
S&P 500 E-Mini	Long	6	$1,289,325	12/17/21	$(48,881)

*As of period end.

See note 8 regarding other derivative information.

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Financial Highlights

Franklin LibertyQ U.S. Mid Cap Equity ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31,
			2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$40.84		$24.94		$30.32	$27.70	$25.51

Income from investment operations[b]:

Net investment income[c]	0.27		0.45		0.50	0.47	0.38

Net realized and unrealized gains (losses)	2.88		15.86		(5.41)	2.53	2.18

Total from investment operations	3.15		16.31		(4.91)	3.00	2.56

Less distributions from net investment income	(0.22)		(0.41)		(0.47)	(0.38)	(0.37)

Net asset value, end of period	$43.77		$40.84		$24.94	$30.32	$27.70

Total return[d]	7.70%		65.69%		(16.50)%	10.92%	10.09%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.30%		0.30%		0.30%	0.30%	0.99%	[f]

Expenses net of waiver and payments by affiliates	0.30%		0.30%		0.30%	0.30%	0.30%	[f]

Net investment income	1.21%		1.30%		1.60%	1.65%	1.58%

Supplemental data

Net assets, end of period (000’s)	$52,521		$36,759		$13,718	$10,612	$2,770

Portfolio turnover rate[g]	13.13%	[h]	25.02%	[h]	24.20% [h]	23.49%	36.21%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	13.13%	25.02%	24.20%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin LibertyQ U.S. Mid Cap Equity ETF

		Shares	Value
	Common Stocks 99.8%
	Communication Services 3.0%
	Lumen Technologies Inc.	21,408	$265,245
a	Match Group Inc.	3,672	576,467
	Omnicom Group Inc.	5,040	365,198
a	Playtika Holding Corp.	768	21,220
	ViacomCBS Inc., A	119	5,006
	ViacomCBS Inc., B	8,160	322,402
	World Wrestling Entertainment Inc., A	864	48,609

			1,604,147

	Consumer Discretionary 14.8%
	Advance Auto Parts Inc.	744	155,414
a	AutoNation Inc.	480	58,445
a	AutoZone Inc.	373	633,350
	Bath & Body Works Inc.	5,016	316,158
	Best Buy Co. Inc.	4,512	476,964
	Brunswick Corp.	720	68,594
	Carter’s Inc.	1,056	102,685
	Columbia Sportswear Co.	600	57,504
	Dick’s Sporting Goods Inc.	1,584	189,716
a	Dollar Tree Inc.	2,207	211,254
a	Etsy Inc.	1,200	249,552
	Foot Locker Inc.	2,400	109,584
	Garmin Ltd.	3,216	499,959
	Gentex Corp.	4,704	155,138
	Genuine Parts Co.	3,072	372,419
	H&R Block Inc.	4,608	115,200
	Hanesbrands Inc.	8,304	142,497
	Hasbro Inc.	2,544	226,976
a	Leslie’s Inc.	1,344	27,606
a	LKQ Corp.	2,928	147,337
a	Mattel Inc.	3,408	63,252
	Newell Brands Inc.	3,864	85,549
a	O’Reilly Automotive Inc.	981	599,450
a	Ollie’s Bargain Outlet Holdings Inc.	1,176	70,889
	Penske Automotive Group Inc.	768	77,261
	Polaris Inc.	696	83,283
	Pool Corp.	1,193	518,251
	Qurate Retail Inc., A	5,904	60,162
a	RH	162	108,039
	Tapestry Inc.	6,480	239,890
	Tempur Sealy International Inc.	4,272	198,264
	Tractor Supply Co.	2,903	588,177
a,b	Victoria’s Secret & Co.	1,680	92,837
	Whirlpool Corp.	1,272	259,310
	Williams-Sonoma Inc.	2,040	361,753
a	YETI Holdings Inc.	864	74,036

			7,796,755

	Consumer Staples 7.1%
b	Albertsons Cos Inc.	2,304	71,724
a	Boston Beer Inc., A	170	86,658
	Brown-Forman Corp., A	984	61,667
	Brown-Forman Corp., B	3,888	260,535
	Bunge Ltd.	1,464	119,053
	Campbell Soup Co.	4,056	169,581
	Casey’s General Stores Inc.	360	67,842
	Church & Dwight Co. Inc.	5,447	449,759
	Clorox Co.	2,712	449,134

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Staples (continued)
	Flowers Foods Inc.	5,424	$128,169
a	Herbalife Ltd.	2,208	93,575
	Kellogg Co.	5,687	363,513
	Reynolds Consumer Products Inc.	744	20,341
	The Hershey Co.	3,047	515,705
	The J.M. Smucker Co.	2,280	273,668
	The Kroger Co.	14,208	574,429

			3,705,353

	Energy 0.2%
	Antero Midstream Corp.	3,312	34,511
	Texas Pacific Land Corp.	55	66,515

			101,026

	Financials 10.4%
	Affiliated Managers Group Inc.	936	141,420
	Ally Financial Inc.	7,608	388,388
	Brown & Brown Inc.	5,352	296,768
	Cincinnati Financial Corp.	3,984	455,052
	CNA Financial Corp.	624	26,183
a,b	Credit Acceptance Corp.	242	141,643
	Discover Financial Services	4,488	551,351
	Erie Indemnity Co., A	480	85,642
	Evercore Inc.	888	118,699
	FactSet Research Systems Inc.	864	341,090
	First American Financial Corp.	2,232	149,656
	Globe Life Inc.	2,112	188,031
	Hanover Insurance Group Inc.	408	52,885
	Janus Henderson Group PLC	1,704	70,426
	MarketAxess Holdings Inc.	743	312,573
	Mercury General Corp.	600	33,402
	MSCI Inc.	1,122	682,557
	Nasdaq Inc.	2,568	495,675
	PacWest Bancorp	2,136	96,804
	Prosperity Bancshares Inc.	1,800	128,034
	SEI Investments Co.	3,096	183,593
	Synchrony Financial	11,087	541,933

			5,481,805

	Health Care 11.2%
a	ABIOMED Inc.	792	257,812
a	Acadia Healthcare Co. Inc.	1,992	127,050
a	Amedisys Inc.	624	93,038
	Bio-Techne Corp.	643	311,578
	Cardinal Health Inc.	4,896	242,156
	Cerner Corp.	6,240	440,045
b	Chemed Corp.	288	133,955
	Encompass Health Corp.	2,520	189,101
a	Hologic Inc.	2,376	175,373
a	IDEXX Laboratories Inc.	942	585,830
a	Incyte Corp.	1,872	128,756
a	Jazz Pharmaceuticals PLC	576	75,001
a	Masimo Corp.	1,056	285,870
a	Mettler-Toledo International Inc.	403	555,076
a	Molina Healthcare Inc.	1,200	325,572
a	Neurocrine Biosciences Inc.	912	87,470
a	Quidel Corp.	720	101,628
	ResMed Inc.	2,448	645,170

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
	Royalty Pharma PLC	3,912	$141,380
a	United Therapeutics Corp.	768	141,757
	Universal Health Services Inc., B	1,800	249,066
a	Waters Corp.	1,608	574,538

			5,867,222

	Industrials 20.6%
	A O Smith Corp.	1,944	118,720
	Allegion PLC	2,232	295,026
	Allison Transmission Holdings Inc.	2,400	84,768
	BWX Technologies Inc.	1,920	103,411
	C.H. Robinson Worldwide Inc.	3,144	273,528
	Carrier Global Corp.	11,447	592,497
	Cintas Corp.	1,488	566,422
	Cummins Inc.	2,040	458,102
	Curtiss-Wright Corp.	711	89,714
	Donaldson Co. Inc.	2,856	163,963
	Dover Corp.	2,928	455,304
	Expeditors International of Washington Inc.	4,152	494,628
	Fastenal Co.	9,911	511,507
	Fortune Brands Home & Security Inc.	1,320	118,034
	Graco Inc.	4,200	293,874
	Hubbell Inc., B	1,056	190,787
	IHS Markit Ltd.	3,552	414,234
	Landstar System Inc.	840	132,569
	Lennox International Inc.	768	225,923
	Lincoln Electric Holdings Inc.	1,272	163,821
	ManpowerGroup Inc.	1,272	137,732
	MSA Safety Inc.	672	97,910
	MSC Industrial Direct Co. Inc., A	1,128	90,454
	Nordson Corp.	1,224	291,496
	Old Dominion Freight Line Inc.	1,991	569,386
	Otis Worldwide Corp.	6,719	552,839
	Robert Half International Inc.	3,024	303,398
	Rockwell Automation Inc.	1,992	585,728
	Rollins Inc.	6,120	216,220
	Ryder System Inc.	504	41,686
	Schneider National Inc., B	1,320	30,017
	Snap-on Inc.	1,320	275,814
	Toro Co.	2,400	233,784
	Trane Technologies PLC	2,831	488,772
	W.W. Grainger Inc.	1,116	438,655
	Watsco Inc.	912	241,333
	Xylem Inc.	3,792	468,995

			10,811,051

	Information Technology 18.3%
a	Akamai Technologies Inc.	1,704	178,221
	Amdocs Ltd.	2,808	212,594
a	Arista Networks Inc.	1,200	412,368
a	Aspen Technology Inc.	1,560	191,568
b	Bentley Systems Inc., B	1,320	80,045
	Booz Allen Hamilton Holding Corp.	4,008	318,035
	CDW Corp.	3,168	576,639
	Citrix Systems Inc.	3,095	332,310
	Dolby Laboratories Inc., A	960	84,480
a	F5 Networks Inc.	1,536	305,326
a	Fair Isaac Corp.	672	267,409

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Information Technology (continued)
a	Fortinet Inc.	2,400	$700,896
	Hewlett Packard Enterprise Co.	13,224	188,442
	HP Inc.	17,998	492,425
	Juniper Networks Inc.	6,792	186,916
a	Manhattan Associates Inc.	1,440	220,363
	Monolithic Power Systems	864	418,764
	Motorola Solutions Inc.	1,608	373,571
	National Instruments Corp.	2,976	116,748
	NetApp Inc.	6,240	560,102
	NortonLifeLock Inc.	5,136	129,941
	Paychex Inc.	5,184	582,941
a	Paycom Software Inc.	850	421,387
a	Synopsys Inc.	2,064	617,982
	Teradyne Inc.	2,448	267,248
	Ubiquiti Inc.	168	50,177
a	VeriSign Inc.	2,016	413,300
	Vontier Corp.	2,470	82,992
	Western Union Co.	9,696	196,053
	Xerox Holdings Corp.	1,416	28,561
	Xilinx Inc.	3,912	590,673

			9,598,477

	Materials 2.9%
	AptarGroup Inc.	936	111,712
	Ardagh Group SA	168	4,282
	Avery Dennison Corp.	2,040	422,708
b	Element Solutions Inc.	2,400	52,032
	International Paper Co.	3,767	210,651
	Louisiana-Pacific Corp.	1,176	72,171
	NewMarket Corp.	132	44,718
	Reliance Steel & Aluminum Co.	1,224	174,322
	RPM International Inc.	2,688	208,723
	Sonoco Products Co.	2,015	120,054
	The Scotts Miracle-Gro Co., A	840	122,942

			1,544,315

	Real Estate 7.0%
	AvalonBay Communities Inc.	2,544	563,852
	Camden Property Trust	1,896	279,603
	Coresite Realty Corp.	960	132,998
	CubeSmart	3,816	184,885
	Duke Realty Corp.	6,504	311,346
	Extra Space Storage Inc.	1,440	241,906
	First Industrial Realty Trust Inc.	2,208	114,993
	Healthcare Trust of America Inc., A	2,016	59,795
	Highwoods Properties Inc.	2,207	96,799
a	Host Hotels & Resorts Inc.	16,944	276,696
	Kimco Realty Corp.	3,888	80,676
	Life Storage Inc.	816	93,628
	National Retail Properties Inc.	4,200	181,398
	Realty Income Corp.	7,320	474,775
	STORE Capital Corp.	4,176	133,757
	Ventas Inc.	7,727	426,608

			3,653,715

	Utilities 4.3%
	Ameren Corp.	5,232	423,792
	American Water Works Co. Inc.	3,192	539,575

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Utilities (continued)
	Consolidated Edison Inc.	6,648	$482,578
	FirstEnergy Corp.	8,016	285,530
	National Fuel Gas Co.	840	44,117
	PPL Corp.	16,536	461,024

			2,236,616

	Total Investments before Short Term Investments (Cost $43,840,510)		52,400,482

	Short Term Investments (Cost $295,905) 0.5%
	Investments from Cash Collateral Received for Loaned Securities 0.5%
	Money Market Funds 0.5%
c,d	Institutional Fiduciary Trust Portfolio, 0.01%	295,905	295,905

	Total Investments (Cost $44,136,415) 100.3%		52,696,387
	Other Assets, less Liabilities (0.3)%		(175,564)

	Net Assets 100.0%		$52,520,823

aNon-income producing.

bA portion or all of the security is on loan at September 30, 2021.

cSee Note 3(c) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Small Cap Equity ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31,
			2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$36.53		$20.48		$27.66	$26.66	$25.36

Income from investment operations[b]:

Net investment income[c]	0.19		0.28		0.39	0.47	0.33

Net realized and unrealized gains (losses)	1.12		16.15		(7.15)	0.87	1.27

Total from investment operations	1.31		16.43		(6.76)	1.34	1.60

Less distributions from net investment income	(0.13)		(0.38)		(0.42)	(0.34)	(0.30)

Net asset value, end of period	$37.71		$36.53		$20.48	$27.66	$26.66

Total return[d]	3.58%		80.74%		(24.83)%	5.05%	6.34%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.35%		0.35%		0.35%	0.35%	1.15%	[f]

Expenses net of waiver and payments by affiliates	0.35%		0.35%		0.35%	0.35%	0.35%	[f]

Net investment income	1.00%		0.99%		1.41%	1.69%	1.40%

Supplemental data

Net assets, end of period (000’s)	$18,854		$14,613		$13,310	$17,979	$2,666

Portfolio turnover rate[g]	16.85%	[h]	34.77%	[h]	23.83% [h]	22.17%	23.99%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	16.85%	34.77%	23.83%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	91

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin LibertyQ U.S. Small Cap Equity ETF

		Shares	Value
	Common Stocks 99.9%
	Communication Services 3.8%
a,b	AMC Networks Inc., A	760	$35,408
a	CarGurus Inc.	2,290	71,929
	Cogent Communications Holdings Inc.	1,150	81,466
	Entravision Communications Corp., A	1,140	8,094
a	EverQuote Inc., A	220	4,099
a	Gannett Co. Inc.	1,860	12,425
a	IDT Corp., B	400	16,780
	John Wiley & Sons Inc., A	600	31,326
a,b	Liberty Latin America Ltd.	3,600	47,232
a	Liberty Latin America Ltd., A	1,090	14,257
a	Media Alpha Inc.	320	5,978
a	Meredith Corp.	1,080	60,156
	Scholastic Corp.	730	26,024
a	TechTarget Inc.	580	47,804
	TEGNA Inc.	5,220	102,938
	Telephone and Data Systems Inc.	1,370	26,715
a	Thryv Holdings Inc.	80	2,403
a	TrueCar Inc.	2,980	12,397
a	United States Cellular Corp.	200	6,378
a	WideOpenWest Inc.	1,360	26,724
a	Yelp Inc.	2,010	74,852

			715,385

	Consumer Discretionary 23.1%
a	1-800-FLOWERS.Com Inc.	800	24,408
a	Abercrombie & Fitch Co., A	1,960	73,755
a	Academy Sports & Outdoors Inc.	730	29,215
	Acushnet Holdings Corp.	1,010	47,167
a	America’s Car-Mart Inc.	180	21,020
	American Eagle Outfitters Inc.	4,100	105,780
a	American Public Education Inc.	460	11,781
a	Asbury Automotive Group Inc.	570	112,142
	Bassett Furniture Industries Inc.	120	2,173
b	Big 5 Sporting Goods Corp.	300	6,912
	Big Lots Inc.	1,330	57,669
a	Bloomin’ Brands Inc.	2,520	63,000
	Buckle Inc.	960	38,006
a	Carparts.com Inc.	740	11,551
a	Citi Trends Inc.	320	23,347
	Cracker Barrel Old Country Store Inc.	740	103,482
a	Crocs Inc.	1,800	258,264
	Del Taco Restaurants Inc.	770	6,722
b	Dillard’s Inc., A	200	34,504
a	Dorman Products Inc.	650	61,536
a	Duluth Holdings Inc.	341	4,648
	Escalade Inc.	300	5,673
	Ethan Allen Interiors Inc.	790	18,723
a	Fiesta Restaurant Group Inc.	520	5,699
	Franchise Group Inc.	320	11,331
a	Funko Inc., A	330	6,009
a	Genesco Inc.	390	22,515
a	Green Brick Partners Inc.	480	9,850
	Group 1 Automotive Inc.	460	86,425
	Hamilton Beach Brands Holding Co., A	209	3,275
	Haverty Furniture Cos. Inc.	590	19,889
a	Helen of Troy Ltd.	630	141,548
	Hibbett Sports Inc.	470	33,248
	Hooker Furniture Corp.	297	8,016

92	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Discretionary (continued)
	Installed Building Products Inc.	500	$53,575
a,b	iRobot Corp.	720	56,520
b	JOANN Inc.	160	1,782
	Johnson Outdoors Inc., A	154	16,293
a,b	Kirkland’s Inc.	160	3,074
	Kontoor Brands Inc.	1,510	75,424
	La-Z-Boy Inc.	1,250	40,288
a	Lazydays Holdings Inc.	90	1,921
	LCI Industries	610	82,124
a	LGI Homes Inc.	520	73,793
	Lifetime Brands Inc.	363	6,603
a	Liquidity Services Inc.	540	11,669
a	Lumber Liquidators Holdings Inc.	530	9,900
	Macy’s Inc.	6,670	150,742
a	Malibu Boats Inc., A	410	28,692
	Marine Products Corp.	231	2,890
a	MarineMax Inc.	440	21,349
	Monro Inc.	810	46,583
	Movado Group Inc.	510	16,060
	Murphy USA Inc.	650	108,719
	Nathan’s Famous Inc.	30	1,835
a	National Vision Holdings Inc.	1,820	103,321
a,b	Nautilus Inc.	640	5,958
	OneWater Marine Inc., A	230	9,248
	Oxford Industries Inc.	510	45,987
	Papa John’s International Inc.	750	95,242
a	Perdoceo Education Corp.	1,930	20,381
b	PetMed Express Inc.	570	15,316
a,b	Purple Innovation Inc.	580	12,192
	Rent-A-Center Inc.	1,920	107,923
a	Revolve Group Inc.	470	29,032
	Rocky Brands Inc.	198	9,427
a	Sally Beauty Holdings Inc.	3,280	55,268
	Shoe Carnival Inc.	550	17,831
	Shutterstock Inc.	660	74,791
	Signet Jewelers Ltd.	1,390	109,754
a	Sleep Number Corp.	720	67,306
	Smith & Wesson Brands Inc.	1,020	21,175
	Sonic Automotive Inc.	690	36,253
a	Sonos Inc.	2,550	82,518
a	Sportsman’s Warehouse Holdings Inc.	1,440	25,344
a	Stamps.com Inc.	450	148,405
	Standard Motor Products Inc.	610	26,663
	Steven Madden Ltd.	2,170	87,147
a	Stitch Fix Inc., A	1,690	67,515
	Strategic Education Inc.	622	43,851
a	Stride Inc.	980	35,221
	Sturm Ruger & Co. Inc.	490	36,152
	Superior Group of Cos. Inc.	319	7,430
	Texas Roadhouse Inc., A	1,910	174,440
a	The Cheesecake Factory Inc.	1,370	64,390
a	The Container Store Group Inc.	760	7,235
a	The Lovesac Co.	250	16,523
a	The ODP Corp.	1,370	55,019
	Tilly’s Inc., A	630	8,826
a	Tupperware Brands Corp.	1,580	33,370
a	Turtle Beach Corp.	300	8,346

franklintempleton.com	Semiannual Report	93

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Discretionary (continued)
a	Vera Bradley Inc.	660	$6,211
a	Vista Outdoor Inc.	1,150	46,357
	Wingstop Inc.	780	127,865
	Winmark Corp.	88	18,923
	Wolverine World Wide Inc.	2,040	60,874
a	XPEL Inc.	430	32,620
a	Zumiez Inc.	520	20,675

			4,357,444

	Consumer Staples 5.7%
b	B&G Foods Inc., A	1,570	46,927
a	BellRing Brands Inc., A	836	25,707
a	BJ’s Wholesale Club Holdings Inc.	1,630	89,520
a	Celsius Holdings Inc.	750	67,567
a	Central Garden & Pet Co.	270	12,960
a	Central Garden & Pet Co., A	1,140	49,020
	Coca-Cola Consolidated Inc.	132	52,032
	Ingles Markets Inc., A	480	31,694
	Inter Parfums Inc.	490	36,637
	John B. Sanfilippo & Son Inc.	250	20,430
	Lancaster Colony Corp.	520	87,781
	Medifast Inc.	380	73,203
	National Beverage Corp.	700	36,743
	Natural Grocers by Vitamin Cottage Inc.	275	3,085
	Natures Sunshine Products Inc.	280	4,102
b	Nu Skin Enterprises Inc., A	770	31,162
	Oil-Dri Corp. of America	110	3,850
	PriceSmart Inc.	640	49,632
	SpartanNash Co.	1,100	24,090
a	Sprouts Farmers Market Inc.	1,610	37,304
	Tootsie Roll Industries Inc.	390	11,868
a	United Natural Foods Inc.	680	32,926
	Universal Corp.	690	33,348
a	USANA Health Sciences Inc.	300	27,660
	Vector Group Ltd.	3,960	50,490
	Village Super Market Inc., A	270	5,854
a	Vital Farms Inc.	320	5,622
	WD-40 Co.	450	104,166
	Weis Markets Inc.	420	22,071

			1,077,451

	Energy 0.5%
a	CONSOL Energy Inc.	850	22,117
	DHT Holdings Inc.	2,650	17,304
	Equitrans Midstream Corp.	4,940	50,092

			89,513

	Financials 8.8%
	1st Source Corp.	390	18,424
b	A-Mark Precious Metals Inc.	140	8,403
	Allegiance Bancshares Inc.	220	8,393
	American National Group Inc.	110	20,793
	Arrow Financial Corp.	385	13,229
	Associated Banc-Corp	1,850	39,627
	Banco Latinoamericano de Comercio Exterior SA	780	13,681
	BanCorpSouth Bank	2,170	64,623
	Blackstone Mortgage Trust Inc., A	1,640	49,725
	Brookline Bancorp Inc.	900	13,734

94	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Financials (continued)
	Central Pacific Financial Corp.	600	$15,408
	Citizens & Northern Corp.	330	8,336
	City Holding Co.	180	14,024
	Community Trust Bancorp Inc.	340	14,314
	Diamond Hill Investment Group Inc.	60	10,540
	Donegal Group Inc.	390	5,651
a	Donnelley Financial Solutions Inc.	540	18,695
a	Enova International Inc.	430	14,856
	Enterprise Bancorp Inc.	200	7,190
	Essent Group Ltd.	2,750	121,027
a	EZCORP Inc., A	1,340	10,144
	Farmers National Banc Corp.	310	4,870
	Federated Hermes Inc., B	2,580	83,850
	Financial Institutions Inc.	380	11,647
	First Bancorp Inc.	240	6,994
	First Community Bankshares Inc.	200	6,344
	First Merchants Corp.	630	26,359
	First of Long Island Corp.	270	5,562
a	Genworth Financial Inc., A	14,010	52,537
	German American Bancorp Inc.	520	20,088
	Guaranty Bancshares Inc.	100	3,585
	Hanmi Financial Corp.	638	12,798
	Heritage Financial Corp.	880	22,440
	Heritage Insurance Holdings Inc.	350	2,384
	Hope Bancorp Inc.	2,160	31,190
	Houlihan Lokey Inc.	1,190	109,599
b	Invesco Mortgage Capital Inc.	3,170	9,985
	Investors Title Co.	20	3,652
	Kinsale Capital Group Inc.	470	75,999
	Lakeland Bancorp Inc.	590	10,402
	Meridian Bancorp Inc.	610	12,664
	MFA Financial Inc.	8,010	36,606
	National Western Life Group Inc., A	80	16,847
	NBT Bancorp Inc.	980	35,398
	Nelnet Inc., A	450	35,658
	Northfield Bancorp Inc.	1,360	23,338
	Northwest Bancshares Inc.	3,140	41,699
a	Oportun Financial Corp.	385	9,637
	Peoples Bancorp Inc.	668	21,115
	ProAssurance Corp.	1,210	28,774
	Provident Financial Services Inc.	1,720	40,368
	Pzena Investment Management Inc., A	440	4,330
	RLI Corp.	750	75,202
	Safety Insurance Group Inc.	180	14,265
a	Selectquote Inc.	1,520	19,654
	Southern Missouri Bancorp Inc.	198	8,888
	StepStone Group Inc.	560	23,878
	Stewart Information Services Corp.	620	39,221
	The Hingham Institution for Savings	25	8,418
	Tompkins Financial Corp.	400	32,364
	TPG RE Finance Trust Inc.	780	9,656
	TrustCo Bank Corp.	520	16,624
	UMB Financial Corp.	510	49,322
	United Insurance Holdings Corp.	297	1,078
	West Bancorp Inc.	440	13,213
	Westamerica BanCorp	590	33,193
a	World Acceptance Corp.	60	11,375

			1,653,887

franklintempleton.com	Semiannual Report	95

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care 10.5%
a	AMN Healthcare Services Inc.	1,380	$158,355
a	Apria Inc.	100	3,715
a	AtriCure Inc.	1,130	78,591
	Atrion Corp.	40	27,900
a	Axogen Inc.	830	13,114
a	Bioventus Inc., A	100	1,416
a	Blueprint Medicines Corp.	1,020	104,866
a	Brooklyn ImmunoTherapeutics Inc.	280	2,604
a	Cardiovascular Systems Inc.	1,100	36,113
a	Catalyst Pharmaceuticals Inc.	2,400	12,720
a	Community Health Systems Inc.	3,090	36,153
a	Computer Programs and Systems Inc.	170	6,028
	CONMED Corp.	710	92,889
a	Corcept Therapeutics Inc.	2,870	56,482
a	CorVel Corp.	210	39,106
a	Cross Country Healthcare Inc.	913	19,392
a	Eagle Pharmaceuticals Inc.	275	15,340
a	Emergent BioSolutions Inc.	980	49,069
a	Enanta Pharmaceuticals Inc.	460	26,133
a,b	Fulgent Genetics Inc.	290	26,086
a,b	Hanger Inc.	1,100	24,156
a	Inari Medical Inc.	430	34,873
a	InfuSystem Holdings Inc.	360	4,691
a	Innoviva Inc.	1,250	20,888
a	iRadimed Corp.	143	4,803
a	Ironwood Pharmaceuticals Inc.	3,650	47,669
	LeMaitre Vascular Inc.	470	24,952
a	LHC Group Inc.	710	111,406
a	Mednax Inc.	1,590	45,204
a	Meridian Bioscience Inc.	1,170	22,511
a	Merit Medical Systems Inc.	1,310	94,058
	National Healthcare Corp.	380	26,592
	National Research Corp., A	360	15,181
a	Neogen Corp.	2,570	111,615
a	NeuroPace Inc.	80	1,268
a,b	Omeros Corp.	1,150	15,859
a	Organogenesis Holdings Inc.	480	6,835
a	Orthofix International N.V.	470	17,916
	Owens & Minor Inc.	1,470	45,996
	Patterson Cos. Inc.	2,200	66,308
	Phibro Animal Health Corp.	630	13,570
a	Prestige Consumer Healthcare Inc.	1,260	70,699
a	Retractable Technologies Inc.	200	2,206
a	Sharps Compliance Corp.	264	2,183
a	SIGA Technologies Inc.	690	5,099
	Simulations Plus Inc.	360	14,220
a	STAAR Surgical Co.	1,150	147,809
a	Supernus Pharmaceuticals Inc.	1,350	36,005
a	Surmodics Inc.	290	16,124
a	Tactile Systems Technology Inc.	540	24,003
a	The Joint Corp.	390	38,228
	Utah Medical Products Inc.	90	8,356
a	Viemed Healthcare Inc.	860	4,773
a	Vocera Communications Inc.	840	38,438
a,b	Zynex Inc.	240	2,734

			1,973,300

96	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Industrials 18.8%
	ABM Industries Inc.	1,660	$74,717
	Acco Brands Corp.	2,260	19,413
a	Air Transport Services Group Inc.	1,166	30,094
	Alamo Group Inc.	230	32,092
	Allied Motion Technologies Inc.	300	9,384
	Applied Industrial Technologies Inc.	1,080	97,340
a	Atlas Air Worldwide Holdings Inc.	510	41,657
a,b	Atlas Technical Consultants Inc.	170	1,729
a	BlueLinx Holdings Inc.	110	5,377
	Boise Cascade Co.	770	41,565
	Brady Corp., A	1,490	75,543
a	Casella Waste Systems Inc., A	1,080	82,015
a	Cimpress PLC	430	37,337
	Comfort Systems USA Inc.	650	46,358
	CompX International Inc.	44	914
	Costamare Inc.	1,230	19,053
a	Covenant Logistics Group Inc.	363	10,037
	CRA International Inc.	165	16,391
	CSW Industrials Inc.	340	43,418
	Deluxe Corp.	1,320	47,375
a	DXP Enterprises Inc.	220	6,505
a	Energy Recovery Inc.	490	9,325
	Ennis Inc.	690	13,006
	Exponent Inc.	1,520	171,988
	Federal Signal Corp.	760	29,351
	Forward Air Corp.	770	63,925
a	Franklin Covey Co.	300	12,237
	Franklin Electric Co. Inc.	1,150	91,827
	Global Industrial Co.	380	14,398
a	GMS Inc.	970	42,486
	GrafTech International Ltd.	1,940	20,021
	Griffon Corp.	530	13,038
	H&E Equipment Services Inc.	770	26,727
	Healthcare Services Group Inc.	1,980	49,480
	Heartland Express Inc.	1,320	21,146
	Heidrick & Struggles International Inc.	660	29,456
a	Heritage-Crystal Clean Inc.	490	14,200
	Herman Miller Inc.	2,030	76,450
	Hillenbrand Inc.	1,720	73,358
	HireQuest Inc.	60	1,160
	HNI Corp.	1,330	48,838
	Hyster-Yale Materials Handling Inc.	250	12,565
a	IBEX Ltd.	120	2,040
	ICF International Inc.	470	41,966
a	IES Holdings Inc.	190	8,681
	Insperity Inc.	940	104,096
	Interface Inc.	1,350	20,452
	John Bean Technologies Corp.	680	95,574
	Kadant Inc.	280	57,148
a	Karat Packaging Inc.	60	1,262
	Kelly Services Inc., A	900	16,992
	Kforce Inc.	680	40,555
	Kimball International Inc., B	1,090	12,208
	Korn Ferry	1,780	128,801
a	Lawson Products Inc.	143	7,151
b	Luxfer Holdings PLC	520	10,208
	Marten Transport Ltd.	1,353	21,229

franklintempleton.com	Semiannual Report	97

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Industrials (continued)
	Matson Inc.	500	$40,355
	Matthews International Corp., A	350	12,141
	McGrath RentCorp	620	44,609
	Miller Industries Inc.	280	9,531
	Mueller Water Products Inc., A	1,880	28,614
	National Presto Industries Inc.	130	10,670
	NL Industries Inc.	110	634
a	NV5 Global Inc.	150	14,785
	Omega Flex Inc.	88	12,557
a	P.A.M. Transportation Services Inc.	110	4,948
	Preformed Line Products Co.	77	5,008
a	Radiant Logistics Inc.	1,100	7,029
a	RR Donnelley & Sons Co.	840	4,318
	Rush Enterprises Inc., A	500	22,580
	Rush Enterprises Inc., B	180	8,239
a	SAIA Inc.	830	197,565
	Simpson Manufacturing Co. Inc.	1,200	128,364
	Standex International Corp.	300	29,673
	Steelcase Inc., A	2,460	31,193
	Tennant Co.	480	35,496
	Tetra Tech Inc.	1,150	171,741
a	Titan Machinery Inc.	230	5,959
a	Transcat Inc.	180	11,606
	Triton International Ltd.	1,190	61,928
a	TrueBlue Inc.	400	10,832
	UFP Industries Inc.	1,400	95,172
	UniFirst Corp.	350	74,417
	Universal Logistics Holdings Inc.	220	4,418
a	US Xpress Enterprises Inc., A	649	5,601
a	Vectrus Inc.	230	11,564
a	Veritiv Corp.	280	25,077
a	Vicor Corp.	480	64,397
	Watts Water Technologies Inc., A	750	126,067
	Werner Enterprises Inc.	2,070	91,639

			3,550,386

	Information Technology 15.3%
a	A10 Networks Inc.	1,750	23,590
	ADTRAN Inc.	550	10,318
a	Alarm.com Holdings Inc.	1,410	110,248
a	Altair Engineering Inc.	1,120	77,213
	American Software Inc., A	750	17,813
a	Appfolio Inc.	430	51,772
a	Aviat Networks Inc.	130	4,272
a	Avid Technology Inc.	960	27,763
	Badger Meter Inc.	800	80,912
a	BigCommerce Holdings Inc., Series 1	550	27,852
a	Blackbaud Inc.	600	42,210
a	Brightcove Inc.	760	8,770
a	Calix Inc.	1,180	58,327
a	Cambium Networks Corp.	160	5,790
a	CEVA Inc.	530	22,615
a	ChannelAdvisor Corp.	780	19,679
a	Clearfield Inc.	210	9,272
a	CommVault Systems Inc.	1,150	86,607
a,b	Corsair Gaming Inc.	370	9,594
	CSG Systems International Inc.	930	44,826
a	Daktronics Inc.	1,012	5,495

98	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Information Technology (continued)
a	eGain Corp.	530	$5,406
a	Envestnet Inc.	650	52,156
a	ePlus Inc.	320	32,835
	EVERTEC Inc.	1,430	65,380
a	FARO Technologies Inc.	210	13,820
	Hackett Group Inc.	670	13,145
a	Insight Enterprises Inc.	880	79,271
a	International Money Express Inc.	420	7,014
a	Iteris Inc.	880	4,646
a	J2 Global Inc.	1,250	170,775
	Kulicke & Soffa Industries Inc.	860	50,121
a	Lattice Semiconductor Corp.	2,740	177,141
	ManTech International Corp., A	720	54,662
	MAXIMUS Inc.	1,530	127,296
	Methode Electronics Inc.	960	40,368
a,b	MicroStrategy Inc.	220	127,248
a	Mimecast Ltd.	1,330	84,588
a	Napco Security Technologies Inc.	341	14,690
a	NETGEAR Inc.	340	10,849
a	NetScout Systems Inc.	830	22,369
a	Novanta Inc.	970	149,865
	NVE Corp.	143	9,148
a	ON24 Inc.	110	2,193
a	OneSpan Inc.	420	7,888
a	OSI Systems Inc.	380	36,024
a	PagerDuty Inc.	940	38,935
	PC Connection Inc.	260	11,448
	Power Integrations Inc.	1,400	138,586
	Progress Software Corp.	1,190	58,536
	QAD Inc., A	280	24,469
a	Qualys Inc.	990	110,177
a,b	Quantum Corp.	910	4,714
a	Rimini Street Inc.	920	8,878
a	Smith Micro Software Inc.	900	4,356
a	SPS Commerce Inc.	1,020	164,536
	TTEC Holdings Inc.	230	21,512
	Vishay Intertechnology Inc.	3,010	60,471
a	Workiva Inc.	680	95,853
	Xperi Holding Corp.	2,170	40,883

			2,887,190

	Materials 2.9%
	Balchem Corp.	410	59,479
	Commercial Metals Co.	1,400	42,644
	Compass Minerals International Inc.	600	38,640
	Greif Inc., A	730	47,158
	Greif Inc., B	176	11,405
	Kronos Worldwide Inc.	400	4,964
	Myers Industries Inc.	950	18,591
	Olympic Steel Inc.	100	2,436
	Quaker Chemical Corp.	300	71,316
	Schnitzer Steel Industries Inc., A	320	14,019
	Schweitzer-Mauduit International Inc.	860	29,808
	Sensient Technologies Corp.	1,110	101,099
	Stepan Co.	460	51,952
	SunCoke Energy Inc.	930	5,840
	Tredegar Corp.	300	3,654
	Worthington Industries Inc.	650	34,255

			537,260

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Professional Services 0.1%
	Resources Connection Inc.	1,000	$15,780

	Real Estate 5.6%
	American Assets Trust Inc.	1,140	42,659
	American Finance Trust Inc.	1,330	10,693
	Brandywine Realty Trust	2,130	28,585
	Broadstone Net Lease Inc.	2,380	59,048
	CareTrust REIT Inc.	1,110	22,555
	Community Healthcare Trust Inc.	270	12,201
a	CoreCivic Inc.	3,110	27,679
	Corporate Office Properties Trust	1,380	37,232
	Franklin Street Properties Corp.	2,794	12,964
b	GEO Group Inc.	1,490	11,130
	Gladstone Commercial Corp.	420	8,833
	Healthcare Realty Trust Inc.	2,940	87,553
	Kite Realty Group Trust	1,683	34,266
	Lexington Realty Trust	7,470	95,243
a	Marcus & Millichap Inc.	470	19,091
	Monmouth Real Estate Investment Corp., A	2,409	44,928
	National Storage Affiliates Trust	900	47,511
	Physicians Realty Trust	2,810	49,512
	Piedmont Office Realty Trust Inc., A	2,930	51,070
	PotlatchDeltic Corp.	810	41,780
	Preferred Apartment Communities Inc., A	1,280	15,654
	PS Business Parks Inc.	550	86,207
	RE/MAX Holdings Inc., A	550	17,138
	Retail Properties of America Inc., A	4,430	57,059
	Retail Value Inc.	200	5,266
b	Tanger Factory Outlet Centers Inc.	2,520	41,076
	Terreno Realty Corp.	810	51,216
	The RMR Group Inc., A	330	11,039
	Washington Real Estate Investment Trust	1,020	25,245
	Whitestone REIT	1,023	10,005

			1,064,438

	Utilities 4.8%
	American States Water Co.	1,030	88,086
	Artesian Resources Corp., A	209	7,977
	Avista Corp.	1,930	75,502
	Black Hills Corp.	1,590	99,788
	California Water Service Group	1,390	81,913
	Clearway Energy Inc., A	820	23,124
	Clearway Energy Inc., C	1,860	56,302
	Global Water Resources Inc.	308	5,766
	MGE Energy Inc.	980	72,030
	Northwest Natural Holding Co.	360	16,556
	NorthWestern Corp.	1,230	70,479
	Otter Tail Corp.	470	26,306
	PNM Resources Inc.	2,230	110,340
	SJW Group	660	43,600
a	Southwest Gas Holdings Inc.	1,520	101,658
	Unitil Corp.	370	15,829
b	Via Renewables Inc.	363	3,699
	York Water Co.	340	14,851

			913,806

	Total Investments before Short Term Investments (Cost $16,425,299)		18,835,840

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Short Term Investments (Cost $368,996) 2.0%
	Investments from Cash Collateral Received for Loaned Securities 2.0%
	Money Market Funds 2.0%
c,d	Institutional Fiduciary Trust Portfolio, 0.01%	368,996	$368,996

	Total Short Term Investments		368,996

	Total Investments (Cost $16,794,295) 101.9%		19,204,836
	Other Assets, less Liabilities (1.9)%		(351,091)

	Net Assets 100.0%		$18,853,745

aNon-income producing.

bA portion or all of the security is on loan at September 30, 2021 Note 1(c).

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3(c) regarding investments in affiliated management investment companies.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2021 (unaudited)

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$21,139,569	$23,610,290	$12,599,867	$14,598,052
Value – Unaffiliated issuers	$24,630,147	$27,277,961	$15,626,279	$16,608,775
Cash	6,936	7,704	—	—
Foreign currency, at value (cost $28,462, $38,923, 12,905 and $7,262)	52,332	28,690	56,184	146,032
Receivables:
Dividends and interest	71,861	118,002	35,707	71,080
Investment securities sold	12	—	—	—
Variation margin on futures contracts	980	—	9	—
Deposits with brokers for:
Futures contracts	7,298	6,109	2,036	6,059
Unrealized appreciation on OTC forward exchange contracts	—	—	—	286,419
Other assets	55	—	7	—

Total assets	24,769,621	27,438,466	15,720,222	17,118,365

Liabilities:
Payables:
Investment securities purchased	—	—	—	386,038
Management fees	9,234	10,463	4,692	5,671
Variation margin on futures contracts	—	32	—	417
Funds advanced by custodian	—	—	35,380	24
Deferred tax	119,590	—	5,198	—
Unrealized depreciation on OTC forward exchange contracts	—	—	—	372

Total liabilities	128,824	10,495	45,270	392,522

Net assets, at value	$24,640,797	$27,427,971	$15,674,952	$16,725,843

Net assets consist of:
Paid-in capital	$51,851,991	$24,735,248	$12,986,976	$15,123,405
Total distributable earnings (loss)	(27,211,194)	2,692,723	2,687,976	1,602,438

Net assets, at value	$24,640,797	$27,427,971	$15,674,952	$16,725,843

Shares outstanding	800,000	800,000	400,000	600,000

Net asset value per share	$30.80	$34.28	$39.19	$27.88

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2021 (unaudited)

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$815,304,083	$43,840,510	$16,425,299
Cost – Non-controlled affiliates (Note 3c)	881,025	295,905	368,996

Value – Unaffiliated issuers+	$918,564,020	$52,400,482	$18,835,840
Value – Non-controlled affiliates (Note 3c)	881,025	295,905	368,996
Cash	985,406	17,042	9,319
Receivables:
Dividends	1,264,339	48,759	14,094
Investment securities sold	121,447,325	66,940	—
Capital shares sold	4,219,435	—	—
Futures contracts	69,000	—	—

Total assets	1,047,430,550	52,829,128	19,228,249

Liabilities:
Payables:
Investment securities purchased	4,187,816	—	—
Capital shares redeemed	122,363,615	—	—
Management fees	145,637	12,400	5,508
Variation margin on futures contracts	15,622	—	—
Payable upon return of securities loaned	881,025	295,905	368,996

Total liabilities	127,593,715	308,305	374,504

Net assets, at value	$919,836,835	$52,520,823	$18,853,745

Net assets consist of:
Paid-in capital	$725,905,282	$42,716,177	$17,392,466
Total distributable earnings (loss)	193,931,553	9,804,646	1,461,279

Net assets, at value	$919,836,835	$52,520,823	$18,853,745

Shares outstanding	21,800,000	1,200,000	500,000

Net asset value per share	$42.19	$43.77	$37.71

+Includes securities loaned	862,931	289,652	360,235

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2021 (unaudited)

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$735,131	$468,147	$257,669	$306,735
Non-cash dividends	—	—	—	39,663
Interest:
Unaffiliated issuers	55	—	43	—
Interest from securities loaned: (Note 1d)
Unaffiliated issuers (net of fees and rebates)	13	5	12	—

Total investment income	735,199	468,152	257,724	346,398

Expenses:
Management fees (Note 3a)	56,357	63,005	28,045	32,003
Other	—	55	—	—

Total expenses	56,357	63,060	28,045	32,003
Expenses waived/paid by affiliates (Note 3c)	(7)	—	(460)	—

Net expenses	56,350	63,060	27,585	32,003

Net investment income	678,849	405,092	230,139	314,395

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	345,416	512,683	297,666	109,638
Foreign currency transactions	(6,094)	(1,202)	(1,652)	(2,282)
Forwards exchange contracts	—	—	—	441,719
Futures contracts	(8,321)	9,258	2,985	5,102

Net realized gain (loss)	331,001	520,739	298,999	554,177

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(749,548)	377,818	240,198	(5,562)
Translation of other assets and liabilities denominated in foreign currencies	2,346	(247)	299	(1,126)
Futures contracts	(5,617)	(2,418)	(693)	(5,257)
Forward exchange contracts	—	—	—	(51,654)
Change in deferred taxes on unrealized appreciation	(58,831)	—	(4,958)	—

Net change in unrealized appreciation (depreciation)	(811,650)	375,153	234,846	(63,599)

Net realized and unrealized gain (loss)	(480,649)	895,892	533,845	490,578

Net increase (decrease) in net assets resulting from operations	$198,200	$1,300,984	$763,984	$804,973

[a]Foreign taxes withheld on dividends	$97,704	$27,293	$13,000	$18,838

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2021 (unaudited)

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$12,430,459	$334,567	$126,436
Interest from securities loaned: (Note 1d)
Unaffiliated issuers (net of fees and rebates)	6,511	134	650

Total investment income	12,436,970	334,701	127,086

Expenses:
Management fees (Note 3a)	986,921	66,563	32,884

Total expenses	986,921	66,563	32,884
Expenses waived/paid by affiliates (Note 3c)	(296)	(33)	(134)

Net expenses	986,625	66,530	32,750

Net investment income	11,450,345	268,171	94,336

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	5,613,595	98,214	(54,262)
In-kind redemptions	176,962,924	1,713,510	668,501
Futures contracts	204,572	—	—

Net realized gain (loss)	182,781,091	1,811,724	614,239

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(98,743,731)	572,361	(97,522)
Futures contracts	(64,391)	—	—

Net change in unrealized appreciation (depreciation)	(98,808,122)	572,361	(97,522)

Net realized and unrealized gain (loss)	83,972,969	2,384,085	516,717

Net increase (decrease) in net assets resulting from operations	$95,423,314	$2,652,256	$611,053

[a]Foreign taxes withheld on dividends	$15	$4	$32

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LibertyQ Emerging Markets ETF		Franklin LibertyQ Global Dividend ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income	$678,849	$792,672	$405,092	$739,346
Net realized gain (loss)	331,001	(7,009,559)	520,739	(889,558)
Net change in unrealized appreciation (depreciation)	(811,650)	15,802,995	375,153	8,845,282

Net increase (decrease) in net assets resulting from operations	198,200	9,586,108	1,300,984	8,695,070

Distributions to shareholders	(184,194)	(652,807)	(504,899)	(716,542)

Capital share transactions: (Note 2)	—	(42,017,238)	—	—

Net increase (decrease) in net assets	14,006	(33,083,937)	796,085	7,978,528
Net assets:
Beginning of period	24,626,791	57,710,728	26,631,886	18,653,358

End of Period	$24,640,797	$24,626,791	$27,427,971	$26,631,886

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LibertyQ Global Equity ETF		Franklin LibertyQ International Equity Hedged ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income	$230,139	$332,509	$314,395	$303,092
Net realized gain (loss)	298,999	(403,151)	554,177	(1,457,748)
Net change in unrealized appreciation (depreciation)	234,846	5,088,079	(63,599)	3,621,768

Net increase (decrease) in net assets resulting from operations	763,984	5,017,437	804,973	2,467,112

Distributions to shareholders	(148,418)	(359,864)	(90,856)	(813,573)

Capital share transactions: (Note 2)	—	(5,657,628)	2,752,200	2,584,649

Net increase (decrease) in net assets	615,566	(1,000,055)	3,466,317	4,238,188
Net assets:
Beginning of period	15,059,386	16,059,441	13,259,526	9,021,338

End of Period	$15,674,952	$15,059,386	$16,725,843	$13,259,526

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LibertyQ U.S. Equity ETF		Franklin LibertyQ U.S. Mid Cap Equity ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income	$11,450,345	$28,048,990	$268,171	$326,764
Net realized gain (loss)	182,781,091	77,407,315	1,811,724	161,368
Net change in unrealized appreciation (depreciation)	(98,808,122)	419,757,126	572,361	10,818,121

Net increase (decrease) in net assets resulting from operations	95,423,314	525,213,431	2,652,256	11,306,253

Distributions to shareholders	(11,796,963)	(29,458,618)	(225,866)	(316,682)

Capital share transactions: (Note 2)	(517,196,033)	(453,931,621)	13,335,299	12,051,367

Net increase (decrease) in net assets	(433,569,682)	41,823,192	15,761,689	23,040,938
Net assets:
Beginning of period	1,353,406,517	1,311,583,325	36,759,134	13,718,196

End of Period	$919,836,835	$1,353,406,517	$52,520,823	$36,759,134

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LibertyQ U.S. Small Cap Equity ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income	$94,336	$134,659
Net realized gain (loss)	614,239	255,383
Net change in unrealized appreciation (depreciation)	(97,522)	7,366,599

Net increase (decrease) in net assets resulting from operations	611,053	7,756,641

Distributions to shareholders	(64,561)	(167,502)

Capital share transactions: (Note 2)	3,694,206	(6,285,768)

Net increase (decrease) in net assets	4,240,698	1,303,371
Net assets:
Beginning of period	14,613,047	13,309,676

End of Period	$18,853,745	$14,613,047

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-five separate funds, seven of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on September 30, 2021. At September 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.

Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may

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1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 8 regarding other derivative information.

d. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. These securities received as collateral are held in segregated accounts with the Funds’ custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statements of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

e. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2021, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income and estimated expenses are accrued daily. Dividend income

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1. Organization and Significant Accounting Policies (continued)

f. Security Transactions, Investment Income, Expenses and Distributions (continued)

is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the

Funds or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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2. Shares of Beneficial Interest (continued)

At September 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LibertyQ Emerging Markets ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$34,086
Shares redeemed	—	—	(1,800,000)	(42,051,324)

Net increase (decrease)	—	$—	(1,800,000)	$(42,017,238)

	Franklin LibertyQ Global Equity ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares redeemed	—	—	(200,000)	(5,657,628)

Net increase (decrease)	—	$—	(200,000)	$(5,657,628)

	Franklin LibertyQ International Equity Hedged ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,752,200	100,000	$2,584,649

Net increase (decrease)	100,000	$2,752,200	100,000	$2,584,649

	Franklin LibertyQ U.S. Equity ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	4,650,000	$197,972,431	11,400,000	$412,925,317
Shares redeemed	(16,650,000)	(715,168,464)	(25,100,000)	(866,856,938)

Net increase (decrease)	(12,000,000)	$(517,196,033)	(13,700,000)	$(453,931,621)

	Franklin LibertyQ U.S. Mid Cap Equity ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	450,000	$19,936,128	400,000	$13,938,821
Shares redeemed	(150,000)	(6,600,829)	(50,000)	(1,887,454)

Net increase (decrease)	300,000	$13,335,299	350,000	$12,051,367

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2. Shares of Beneficial Interest (continued)

	Franklin LibertyQ U.S. Small Cap Equity ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	150,000	$5,610,620	100,000	$2,973,184
Shares redeemed	(50,000)	(1,916,414)	(350,000)	(9,258,952)

Net increase (decrease)	100,000	$3,694,206	(250,000)	$(6,285,768)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors) (formerly Franklin Templeton Distributors, Inc.)	Principal underwriter

a. Management Fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fees are based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin LibertyQ Emerging Markets ETF	0.45%
Franklin LibertyQ Global Dividend ETF	0.45%
Franklin LibertyQ Global Equity ETF	0.34%
Franklin LibertyQ International Equity Hedged ETF	0.40%
Franklin LibertyQ U.S. Equity ETF	0.15%
Franklin LibertyQ U.S. Mid Cap Equity ETF	0.30%
Franklin LibertyQ U.S. Small Cap Equity ETF	0.35%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the

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3. Transactions with Affiliates (continued)

c. Investments in Affiliated Management Investment Companies (continued)

affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2021, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin LibertyQ U.S. Equity ETF								Income from securities loaned
Non-Controlled Affiliates

Institutional Fiduciary Trust Money Market Portfolio 0.01%	$735,495	$8,246,742	$(8,101,212)	$—	$—	$881,025	881,025	$—

Franklin LibertyQ U.S. Mid Cap Equity ETF								Income from securities loaned
Non-Controlled Affiliates

Institutional Fiduciary Trust Money Market Portfolio 0.01%	$6,075	$2,877,428	$(2,587,598)	$—	$—	$295,905	295,905	$—

Franklin LibertyQ U.S. Small Cap Equity ETF								Income from securities loaned
Non-Controlled Affiliates

Institutional Fiduciary Trust Money Market Portfolio 0.01%	$209,649	$6,611,270	$(6,451,923)	$—	$—	$368,996	368,996	$—

d. Other Affiliated Transactions

At September 30, 2021, the shares of Franklin LibertyQ U.S. Equity ETF were owned by the following entities:

	Shares	Percentage of Outstanding Shares[a]

Franklin LibertyQ U.S. Equity ETF
Franklin Moderate Allocation Fund	1,804,578	8.3%
Franklin Growth Allocation Fund	1,856,003	8.5%
Franklin 529 Portfolios	7,675,950	35.2%

	11,336,531	52.0%

aInvestment activities of significant shareholders could have a material impact on the Funds.

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4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2021, the capital loss carryforwards were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Capital loss carryforwards not subject to expiration:
Short term	$17,040,699	$474,389	$367,777	$402,906
Long term	13,874,667	1,004,341	422,506	802,614

Total capital loss carryforwards	$30,915,366	$1,478,730	$790,283	$1,205,520

	Franklin LibertyQ U.S Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Capital loss carryforwards not subject to expiration:
Short term	$45,674,804	$265,363	$635,288
Long term	48,033,544	347,479	944,858

Total capital loss carryforwards	$93,708,348	$612,842	$1,580,146

At September 30, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Cost of investments	$21,139,569	$23,610,290	$12,599,867	$14,598,052
Unrealized appreciation	$5,629,359	$4,372,543	$3,521,155	$2,397,865
Unrealized depreciation	(2,138,781)	(704,872)	(494,743)	(387,142)

Net unrealized appreciation (depreciation)	$3,490,578	$3,667,671	$3,026,412	$2,010,723

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Cost of investments	$816,185,108	$44,136,415	$16,794,295

Unrealized appreciation	$127,744,737	$9,218,806	$3,197,847
Unrealized depreciation	(24,484,800)	(658,834)	(787,306)

Net unrealized appreciation (depreciation)	$103,259,937	$8,559,972	$2,410,541

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sales.

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5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2021, were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Purchases	$3,847,430	$4,397,254	$1,905,576	$3,000,627
Sales	$3,407,391	$4,549,663	$1,828,706	$2,460,365

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Equity ETF	Franklin LibertyQ U.S. Small Equity ETF
Purchases	$136,198,749	$5,832,637	$3,181,551
Sales	$134,052,262	$5,800,980	$3,106,291

In-kind transactions associated with creation and redemptions for the period ended September 30, 2021, were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Cost of Securities Received	$—	$—	$—	$2,722,375
Value of Securities Delivered[a]	$—	$—	$—	$—

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Cost of Securities Received	$194,141,580	$19,851,328	$5,602,158
Value of Securities Delivered[a]	$711,950,740	$6,605,933	$1,940,731

aRealized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

At September 30, 2021, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Securities Lending transactions[a]:
Equity investments[b]	$881,025	$295,905	$368,996

aThe agreements can be terminated at any time.

bThe gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit

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6. Concentration of Risk (continued)

ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At September 30, 2021, Franklin LibertyQ Emerging Markets ETF had 11.0% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

7. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

8. Other Derivative Information

At September 30, 2021, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows

	Asset Derivatives		Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin LibertyQ Emerging Markets ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$5,444	[a]

Franklin LibertyQ Global Dividend ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$3,101	[a]

Franklin LibertyQ Global Equity ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,034	[a]

Franklin LibertyQ International Equity Hedged ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$5,257	[a]

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	286,419	Unrealized depreciation on OTC forward exchange contracts	372

		$286,419		$5,629

Franklin LibertyQ U.S. Equity ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$48,881	[a]

Totals		$286,419		$64,089

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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8. Other Derivative Information (continued)

For the period ended September 30, 2021, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin LibertyQ Emerging Markets ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contract	Futures contracts	$(8,321)	Futures contracts	$(5,617)

Franklin LibertyQ Global Dividend ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contract	Futures contracts	$9,258	Futures contracts	$(2,418)

Franklin LibertyQ Global Equity ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contract	Futures contracts	$2,985	Futures contracts	$(693)

Franklin LibertyQ International Equity Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contract	Futures contracts	$5,102	Futures contracts	$(5,257)

Foreign exchange contracts	Forward exchange contract	$441,719	Forward exchange contract	$(51,654)

Totals		$446,821		$(56,911)

Franklin LibertyQ U.S. Equity ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contract	Futures contracts	$204,572	Futures contracts	$(64,391)

For the period ended September 30, 2021, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Futures contracts	$121,694	$104,836	$36,476	$66,014
Forward exchange contracts	$—	$—	$—	$46,972,939

	Franklin LibertyQ U.S. Equity ETF
Futures contracts	$1,510,394
Forward exchange contracts	$—

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8. Other Derivative Information (continued)

At September 30, 2021, the Funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities

	Assets[a]	Liabilities[a]
Franklin LibertyQ International Equity Hedged ETF
Foreign exchange contracts	$286,419	$372

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

At September 30, 2021, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin LibertyQ International Equity Hedged ETF
Counterparty
BOFA	$185,707	$(270)	$—	$—	$185,437
DBAB	22,194	(14)	—	—	22,180
HSBK	22,575	(16)	—	—	22,559
MSCO	33,393	(62)	—	—	33,331
UBS AG	22,550	(10)	—	—	22,540

Total	$286,419	$(372)	$—	$—	$286,047

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

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8. Other Derivative Information (continued)

At September 30, 2021, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Franklin LibertyQ International Equity Hedged ETF
Counterparty
BOFA	$270	$(270)	$—	$—	$—
DBAB	14	(14)	—	—	—
HSBK	16	(16)	—	—	—
MSCO	62	(62)	—	—	—
UBS AG	10	(10)	—	—	—

Total	$372	$(372)	$—	$—	$—

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(c) regarding derivative financial instruments.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin LibertyQ Emerging Markets ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$24,630,147	$—	$—	$24,630,147

Liabilities:
Other Financial Instruments:
Futures Contracts	$5,444	$—	$—	$5,444

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin LibertyQ Global Dividend ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$27,277,961	$—	$—	$27,277,961

Liabilities:
Other Financial Instruments:
Futures Contracts	$3,101	$—	$—	$3,101

Franklin LibertyQ Global Equity ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$15,626,279	$—	$—	$15,626,279

Liabilities:
Other Financial Instruments:
Futures Contracts	$1,034	$—	$—	$1,034

Franklin LibertyQ International Equity Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$16,608,775	$—	$—	$16,608,775

Other Financial Instruments:
Forward Exchange Contracts	$—	$286,419	$—	$286,419

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$372	$—	$372
Futures Contracts	$5,257	$—	$—	$5,257

Total Other Financial Instruments	$5,257	$372	$—	$5,629

Franklin LibertyQ U.S Equity ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$918,564,020	$—	$—	$918,564,020
Short-Term Investments	$881,025	$—	$—	$881,025

Total Investments in Securities	$919,445,045	$—	$—	$919,445,045

Liabilities:
Other Financial Instruments:
Futures Contracts	$48,881	$—	$—	$48,881

Franklin LibertyQ U.S Mid Cap Equity ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$52,400,482	$—	$—	$52,400,482
Short-Term Investments	$295,905	$—	$—	$295,905

Total Investments in Securities	$52,696,387	$—	$—	$52,696,387

Franklin LibertyQ U.S Small Cap Equity ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$18,835,840	$—	$—	$18,835,840
Short-Term Investments	$368,996	$—	$—	$368,996

Total Investments in Securities	$19,204,836	$—	$—	$19,204,836

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and preferred stocks.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
IDR	International Depository Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

Counterparty
BOFA	Bank of America Corp.
DBAB	Deutsche Bank AG
HSBK	HSBC Bank PLC
MSCO	Morgan Stanley
UBSW	UBS AG

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Tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Funds is required to be furnished to shareholders with respect to the income earned and distributions paid during their fiscal year.

Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended March 31, 2021:

Fund	Foreign Taxes Paid	Foreign Source Income Earned
Franklin LibertyQ Emerging Markets ETF	$115,976	$942,230
Franklin LibertyQ Global Dividend ETF	$43,763	$535,776
Franklin LibertyQ INTL Equity Hedged ETF	$20,834	$308,563

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin LibertyQ Emerging Markets ETF

Franklin LibertyQ Global Dividend ETF

Franklin LibertyQ Global Equity ETF

Franklin LibertyQ International Equity Hedged ETF

Franklin LibertyQ U.S. Equity ETF

Franklin LibertyQ U.S. Mid Cap Equity ETF

Franklin LibertyQ U.S. Small Cap Equity ETF

(each a Fund)

At a meeting held on May 26, 2021 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisory Services, LLC (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees, including a number of special meetings during the pandemic to enhance Board oversight of Fund-related matters during this period. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, in some cases, requested additional information from the Manager relating to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund, as well as each Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans, including the effectiveness of those plans during the pandemic, and developing strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity in the current work-from-home environment and liquidity risk management.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of

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new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to enhancing services and controlling costs, as reflected in its outsourcing of certain administrative functions, and growth opportunities, as evidenced by its recent acquisition of the Legg Mason companies. The Board also noted FT’s attention focused on expanding the distribution opportunities for all funds in the FT family of funds.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund for various time periods ended February 28, 2021. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also considered the performance returns for the Franklin LibertyQ U.S. Mid Cap Equity ETF in comparison to the performance returns of a customized peer group (Performance Customized Peer Group) selected by the Manager. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with the Manager about the performance of the Funds to date, particularly as compared to peers, the importance of performance to asset growth and growth of market share, and the performance of the Funds in periods of volatility. In addition, the Board acknowledged information provided regarding the Manager’s strategy behind the overall product line up, the sources of asset growth, the nature of the Manager’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted the Manager’s high level of client engagement and the strength of its compliance program. A summary of each Fund’s performance results is below.

Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Equity ETF and Franklin LibertyQ International Equity Hedged ETF – The Performance Universe for the Franklin

LibertyQ Emerging Markets ETF included the Fund and all retail and institutional emerging markets funds and exchange-traded funds. The Performance Universe for the Franklin LibertyQ Global Equity ETF included the Fund and all retail and institutional global multi-cap core funds and exchange-traded funds. The Performance Universe for the Franklin LibertyQ International Equity Hedged ETF included the Fund and all retail and institutional international multi-cap growth funds and exchange-traded funds. The Funds commenced operations on June 1, 2016, and thus have been in operation for less than five years. The Board noted that the Funds’ annualized total returns for the one- and three-year periods were below the medians of their respective Performance Universes. The Board further noted that, in light of the Funds’ use of a “passive” or indexing investment approach, management evaluates the Funds based on their tracking error against a specified benchmark. The Board noted that for the one-year period ended February 28, 2021, each Fund’s tracking error was within the tolerance anticipated for such Fund. The Board concluded that the Funds’ performance was satisfactory.

Franklin LibertyQ Global Dividend ETF – The Performance Universe for the Fund included the Fund and all retail and institutional global equity income funds and exchange-traded funds. The Fund commenced operations on June 1, 2016, and thus has been in operation for less than five years. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe. The Board further noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board noted that for the one-year period ended February 28, 2021, the Fund’s tracking error was within the tolerance anticipated for the Fund. The Board concluded that the Fund’s performance was satisfactory.

Franklin LibertyQ U.S. Equity ETF – The Performance Universe for the Fund included the Fund and all retail and institutional multi-cap core funds and exchange-traded funds. The Fund commenced operations on April 26, 2017. The Board noted that the Fund’s annualized total return for the one- and three-year periods was below the median of its Performance Universe. The Board further noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board noted that for the one-year period ended February 28, 2021, the Fund’s tracking error was within the tolerance anticipated

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for the Fund. The Board concluded that the Fund’s performance was satisfactory.

Franklin LibertyQ U.S. Mid Cap Equity ETF – The Performance Universe for the Fund included the Fund and all retail and institutional mid-cap growth funds and exchange-traded funds. The Performance Customized Peer Group for the Fund consisted of the Fund and all retail and institutional mid-cap core funds. The Fund commenced operations on April 26, 2017. The Board noted that the Fund’s annualized total return for the one- and three-year periods was below the median of its Performance Universe, but above the median of its Performance Customized Peer Group. The Board further noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board noted that for the one-year period ended February 28, 2021, the Fund’s tracking error was within the tolerance anticipated for the Fund. The Board concluded that the Fund’s performance was satisfactory.

Franklin LibertyQ U.S. Small Cap Equity ETF – The Performance Universe for the Fund included the Fund and all retail and institutional small-cap core funds and exchange-traded funds. The Fund commenced operations on April 26, 2017. The Board noted that the Fund’s annualized total return for the one-year period was 1.35% below the median of its Performance Universe, but for the three-year period was above the median of its Performance Universe. The Board further noted that, in light of the Fund’s use of a “passive” or indexing investment approach, management evaluates the Fund based on its tracking error against a specified benchmark. The Board also noted that for the one-year period ended February 28, 2021, the Fund’s tracking error exceeded the tolerance anticipated for the Fund by 11.7 basis points. The Board concluded that the Fund’s performance was acceptable given its short period of operation.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio, noting that each Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

Franklin LibertyQ Emerging Markets ETF – The Expense Group for the Fund was comprised of pure index and strategic beta exchange-traded funds, which included the Fund and seven other emerging markets funds. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group, and the actual total expense ratio for the Fund was only 0.001% above the median of its Expense Group. The Board further noted that effective December 1, 2017, the Fund implemented a unified management fee (Unified Fee). The Board also noted that pursuant to the Unified Fee arrangement the Manager reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s investment management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses (Unified Fee Arrangement). The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin LibertyQ Global Dividend ETF and Franklin LibertyQ Global Equity ETF – The Expense Group for the Franklin LibertyQ Global Dividend ETF was comprised of pure index and strategic beta exchange-traded funds, which included the Fund and four other global equity income funds. The Expense Group for the Franklin LibertyQ Global Equity ETF was comprised of pure index and strategic beta exchange-traded funds, which included the Fund, one other global multi-cap core fund, and two global multi-cap value funds. The Board noted that the Management Rate for each Fund was equal to the median of its Expense Group, and that the actual total expense ratio for each Fund was below the median of its respective Expense Group. The Board also

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noted the small size of each Expense Group. The Board further noted that effective December 1, 2017, each Fund implemented a Unified Fee. The Board also noted the terms of the Unified Fee Arrangement. The Board concluded that the Management Rate charged to each Fund is reasonable.

Franklin LibertyQ International Equity Hedged ETF – The Expense Group for the Fund was comprised of pure index and strategic beta exchange-traded funds, which included the Fund and four other international multi-cap growth funds. The Board noted that the Management Rate for the Fund was only one basis point above the median of its Expense Group, and the actual total expense ratio for the Fund was less than a basis point above the median of its Expense Group. The Board further noted that effective December 1, 2017, the Fund implemented a Unified Fee. The Board also noted the terms of the Unified Fee Arrangement. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin LibertyQ U.S. Equity ETF – The Expense Group for the Fund was comprised of pure index and strategic beta exchange-traded funds, which included the Fund and 10 other multi-cap core funds. The Board noted that the Management Rate and the actual total expense ratio for the Fund were below the medians of its Expense Group. The Board also noted that effective December 1, 2017, the Fund implemented a unified management fee (Unified Fee). The Board further noted that pursuant to the Unified Fee arrangement the Manager reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s investment management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses (Unified Fee Arrangement). The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin LibertyQ U.S. Mid Cap Equity ETF – The Expense Group for the Fund was comprised of pure index and strategic beta exchange-traded funds, which included the Fund and three other mid-cap growth funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board further noted the small size of the Fund’s Expense Group. The Board also noted that effective December 1,

2017, the Fund implemented a Unified Fee. The Board further noted the terms of the Unified Fee Arrangement. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin LibertyQ U.S. Small Cap Equity ETF – The Expense Group for the Fund was comprised of pure index and strategic beta exchange-traded funds, which included the Fund and 11 other small-cap core funds. The Board noted that the Management Rate and the actual total expense ratio for the Fund were below the medians of its Expense Group. The Board also noted that effective December 1, 2017, the Fund implemented a Unified Fee. The Board further noted the terms of the Unified Fee Arrangement. The Board concluded that the Management Rate charged to the Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2020, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board further noted management’s representation that the profitability analysis excluded the impact of the recent acquisition of the Legg Mason companies and that management expects to incorporate the legacy Legg Mason companies into the profitability analysis beginning next year. The Board also noted that PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this

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evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board also considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board also noted that the Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF and Franklin LibertyQ International Equity Hedged ETF commenced operations on June 1, 2016 and that, as of December 31, 2020, each Fund’s net assets were $25.3 million or below. The Board further noted that the Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin LibertyQ U.S. Small Cap Equity ETF commenced operations on April 26, 2017 and that, as of December 31, 2020, the net assets of the Franklin LibertyQ U.S. Mid Cap Equity ETF and the Franklin LibertyQ U.S.

Small Cap Equity ETF were $30.4 million or below. The Board recognized that there would not likely be any economies of scale for a Fund until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Liquidity Risk Management Program – Non-In-Kind ETFs

Franklin LibertyQ Emerging Markets ETF

Franklin LibertyQ Global Dividend ETF

Franklin LibertyQ Global Equity ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the

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LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including (i) the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) its short and long-term cash flow projections; (iii) its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit; (iv) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (v) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

The Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Liquidity Risk Management Program – In-Kind ETFs

Franklin LibertyQ International Equity Hedged ETF

Franklin LibertyQ U.S. Equity ETF

Franklin LibertyQ U.S. Mid Cap Equity ETF

Franklin LibertyQ U.S. Small Cap Equity ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each of the Funds is an exchange-traded fund (“ETF”) that is considered an “In-Kind ETF” under the Liquidity Rule, which means that the Fund satisfies requests for redemption through in-kind transfers of portfolio securities, positions, and other assets, except for a de minimis amount of cash, and publishes its portfolio holdings daily. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. As an In-Kind ETF, the Fund is not required to include in the LRMP policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishing a highly liquid investment minimum (“HLIM”).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Because the Funds are ETFs, the ILC also considers, as relevant, (1) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (2) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

At meetings of the Funds’ Board of Trustees held in May 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on the Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2021 Franklin Templeton Investments. All rights reserved.		ETF S 11/21

SEMIANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

September 30, 2021

Franklin Disruptive Commerce ETF
Franklin Exponential Data ETF
Franklin Genomic Advancements ETF
Franklin Intelligent Machines ETF
Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF
Franklin Liberty Federal Tax-Free Bond ETF
Franklin Liberty High Yield Corporate ETF
Franklin Liberty International Aggregate Bond ETF

Franklin Liberty Investment Grade Corporate ETF
Franklin Liberty Senior Loan ETF
Franklin Liberty Systematic Style Premia ETF
Franklin Liberty U.S. Core Bond ETF
Franklin Liberty U.S. Low Volatility ETF
Franklin Liberty U.S. Treasury Bond ETF
Franklin Liberty Ultra Short Bond ETF

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

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SEMIANNUAL REPORT

Franklin Disruptive Commerce ETF

This semiannual report for Franklin Disruptive Commerce ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are relevant to the Fund’s investment theme of disruptive commerce. These companies include those that are focused on, or that the investment manager believes will benefit from, electronic commerce, auctions, the sharing economy, electronic payments, drop shipping, direct marketing, significant decreases in transport and delivery costs and other activities or developments, as outlined in more detail in the Prospectus.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +0.16% based on market price and +0.39% based on net asset value (NAV). In comparison, the Russell 3000® Index posted a +8.13% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 4.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/21

% of Total Net Assets
IT Services	24.7%
Internet & Direct Marketing Retail	23.9%
Software	17.5%
Entertainment	11.3%
Interactive Media & Services	6.6%
Hotels, Restaurants & Leisure	4.9%
Specialty Retail	3.5%
Other	5.8%
Short-Term Investments & Other Net Assets	1.8%

Economic and Market Overview

U.S. equities, as measured by the Standard & Poor’s® 500 Index (S&P 500®), posted a +9.18% total return for the six months ended September 30, 2021.2 Stocks benefited from the continued economic recovery, the ongoing implementation of novel coronavirus (COVID-19) vaccination programs and easing pandemic restrictions. The percentage of the population that received at least one vaccine dose more than doubled during the six-month period. A rebound in corporate earnings and the U.S. Senate’s passage of a bipartisan infrastructure bill further bolstered investor sentiment, helping equities to reach new all-time price highs late in the six-month period.

The U.S. economy continued to recover amid declining unemployment, wage growth and high business confidence. Gross domestic product growth was robust, as strong consumer spending continued to support the economy. The ongoing growth of the economy led the U.S. to surpass its pre-pandemic output in 2021’s second quarter.

The inflation rate was elevated during the six-month period amid increased demand and supply-chain bottlenecks, with the price pressures coming principally from the areas particularly impacted by the shutdown, such as used vehicles, airfares, semiconductors and energy. Personal consumption expenditure, a measure of inflation, also rose dramatically during the period, representing the highest 12-month increase in decades. The unemployment rate declined from 6.0% in March 2021 to 4.8% in September 2021 as job openings increased, but a relative lack of available workers fueled wage growth, adding to some investors’ inflation concerns.

In an effort to support the economy, the U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25%. The Fed also maintained quantitative easing measures aimed at ensuring credit flows to borrowers and supporting credit markets with open-ended U.S. Treasury and mortgage bond purchasing. In its September 2021 meeting statement, the Fed indicated that it soon plans to reduce its purchases of U.S. Treasury and

1. Source: FactSet. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 89.

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FRANKLIN DISRUPTIVE COMMERCE ETF

mortgage-backed securities but declined to provide a timetable. The Fed also maintained that it views inflation as partially transitory, and that further employment progress was needed before the Fed would consider raising the range for the federal funds target rate.

Investment Strategy

We use fundamental, bottom-up research analysis to identify companies positioned to capitalize on disruptive innovation or are enabling the further development of the disruptive commerce themes in the markets in which they operate. We evaluate market segments, products, services and business models positioned to benefit significantly from disruptive innovations in commerce relative to broad securities markets, and seek to identify the primary beneficiaries of new trends or developments in commerce. We may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the U.S. Although we search for investments across a large number of sectors, we expect to concentrate our investments in consumer discretionary-related industries.

Top 10 Holdings

9/30/21

Company Sector/Industry	% of Total Net Assets
Sea Ltd., ADR Entertainment	7.5%
Shopify Inc., A IT Services	6.0%
Amazon.com Inc. Internet & Direct Marketing Retail	5.4%
MercadoLibre Inc. Internet & Direct Marketing Retail	5.0%
Fiverr International Ltd. Internet & Direct Marketing Retail	3.8%
Square Inc., A IT Services	3.8%
PayPal Holdings Inc. IT Services	3.8%
Carvana Co. Specialty Retail	3.5%
DocuSign Inc. Software	3.5%
Avalara Inc. Software	3.2%

Manager’s Discussion

During the reporting period, the information technology (IT), communications services and financials sectors contributed to absolute performance. In IT, performance was boosted by cloud-based commerce platform Shopify, electronic signature company DocuSign and tax software provider Avalara. In communication services, online gaming services company Sea, business intelligence data provider ZoomInfo Technologies and social media network Facebook (not held at period-end) helped performance. In financials, digital payments company Kaspi.KZ aided returns.

Turning to detractors, the consumer discretionary, real estate and industrials sectors hurt absolute performance. In consumer discretionary, detractors included freelance marketplace provider Fiverr International, direct-to-consumer food distribution app provider Pinduoduo and online shopping platform Meituan Dianping. In real estate, housing transactions services provider KE Holdings (not held at period-end) and online real estate brokerage Redfin hurt performance. In industrials, ride-sharing app provider Uber Technologies (not held at period-end) hurt results.

Thank you for your participation in Franklin Disruptive Commerce ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN DISRUPTIVE COMMERCE ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/27/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+0.39%	+0.16%	+0.39%	+0.16%
1-Year	+16.29%	+16.14%	+16.29%	+16.14%
Since Inception (2/25/20)	+97.60%	+97.44%	+53.17%	+53.10%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 5 for Performance Summary footnotes.

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FRANKLIN DISRUPTIVE COMMERCE ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

0.50%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. By focusing its investments in consumer discretionary related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Companies operating within consumer discretionary related industries could be affected by, among other things, overall economic conditions, interest rates, disposable income, fluctuating consumer confidence and consumer demand. Many of these companies compete aggressively on price, potentially affecting their long run profitability. Companies within consumer discretionary related industries may have extensive online operations, which could make these companies particularly vulnerable to cyber security risk. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are effective as of October 1, 2021 (as stated in the Fund’s prospectus supplement dated October  1, 2021) and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights section in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN DISRUPTIVE COMMERCE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different ETFs. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,003.90	$2.51	$1,022.56	$2.54	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Exponential Data ETF

This semiannual report for Franklin Exponential Data ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are relevant to the Fund’s investment theme of exponential data. These companies include those that are focused on, or that the investment manager believes will benefit from, the use of large data sets and/or growth of data, including systems, services, hardware, software and other digital and physical infrastructure related to data products or services, as outlined in more detail in the Prospectus.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +16.30% based on market price and +16.37% based on net asset value (NAV). In comparison, the Russell 3000® Index posted a +8.13% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 9.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/21

% of Total Net Assets
Software	40.8%
Interactive Media & Services	23.2%
IT Services	14.4%
Capital Markets	5.4%
Equity Real Estate Investment Trusts (REITs)	4.3%
Health Care Technology	2.1%
Electronic Equipment, Instruments & Components	2.1%
Other	6.9%
Short-Term Investments & Other Net Assets	0.8%

Economic and Market Overview

U.S. equities, as measured by the Standard & Poor’s 500 Index (S&P 500), posted a +9.18% total return for the six months ended September 30, 2021.2 Stocks benefited from the continued economic recovery, the ongoing implementation of novel coronavirus (COVID-19) vaccination programs and easing pandemic restrictions. The percentage of the population that received at least one vaccine dose more than doubled during the six-month period. A rebound in corporate earnings and the U.S. Senate’s passage of a bipartisan infrastructure bill further bolstered investor sentiment, helping equities to reach new all-time price highs late in the six-month period.

The U.S. economy continued to recover amid declining unemployment, wage growth and high business confidence. Gross domestic product growth was robust, as strong consumer spending continued to support the economy. The ongoing growth of the economy led the U.S. to surpass its pre-pandemic output in 2021’s second quarter.

The inflation rate was elevated during the six-month period amid increased demand and supply-chain bottlenecks, with the price pressures coming principally from the areas particularly impacted by the shutdown, such as used vehicles, airfares, semiconductors and energy. Personal consumption expenditure, a measure of inflation, also rose dramatically during the period, representing the highest 12-month increase in decades. The unemployment rate declined from 6.0% in March 2021 to 4.8% in September 2021 as job openings increased, but a relative lack of available workers fueled wage growth, adding to some investors’ inflation concerns.

In an effort to support the economy, the U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25%. The Fed also maintained quantitative easing measures aimed at ensuring credit flows to borrowers and supporting credit markets with open-ended U.S. Treasury and mortgage bond purchasing. In its September 2021 meeting statement, the Fed indicated that it soon plans to reduce its purchases of U.S. Treasury and

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 92.

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FRANKLIN EXPONENTIAL DATA ETF

mortgage-backed securities but declined to provide a timetable. The Fed also maintained that it views inflation as partially transitory, and that further employment progress was needed before the Fed would consider raising the range for the federal funds target rate.

Investment Strategy

We use fundamental, bottom-up research analysis to identify companies positioned to capitalize on innovations in or that are enabling the further development of the exponential data theme in the markets in which they operate. We evaluate market segments, products, services and business models positioned to benefit significantly from innovations in data products or services or the commercialization of data relative to the broad equities market, and seek to identify the primary beneficiaries of new trends or developments in exponential data. We may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the U.S. Although we search for investments across a large number of sectors, we expect to concentrate our investments in information technology-related industries.

Top 10 Holdings

9/30/21

Company Sector/Industry	% of Total Net Assets
Snap Inc., A Media & Entertainment	5.8%
Alphabet Inc., A Software & Services	5.5%
Datadog Inc., A Software & Services	4.5%
Fortinet Inc. Software & Services	4.4%
Zscaler Inc. Software & Services	3.9%
Crowdstrike Holdings Inc., A Software & Services	3.4%
ZoomInfo Technologies Inc., A Media & Entertainment	3.3%
Palo Alto Networks Inc. Software & Services	3.2%
Microsoft Corp. Software & Services	3.1%
Twitter Inc. Media & Entertainment	3.0%

Manager’s Discussion

During the reporting period, the information technology (IT), communication services and real estate sectors contributed to absolute performance. In IT, contributors included cloud application monitoring platform Datadog and cybersecurity companies Fortinet and Zscaler. In communication services, photo-centric social media company Snap, Google parent company Alphabet and social media network Facebook helped results. In real estate, data center operator Equinix boosted performance.

Turning to detractors, the health care sector hurt absolute performance. Chemical simulation software company Schrodinger detracted from the sector. Elsewhere, social media company Pinterest and internet services company Tencent Holdings also hurt results.

Thank you for your participation in Franklin Exponential Data ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN EXPONENTIAL DATA ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (1/14/21), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+16.37%	+16.30%	+16.37%	+16.30%
Since Inception (1/12/21)	+8.64%	+8.72%	+8.64%	+8.72%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 10 for Performance Summary footnotes.

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FRANKLIN EXPONENTIAL DATA ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

0.50%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. By focusing its investments in information technology related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a Fund that invests in a wider variety of industries. Companies operating within information technology related industries may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled, and investor perception of the company and/or its products or services. These companies typically face intense competition and potentially rapid product obsolescence. They may also have limited product lines, markets, financial resources or personnel. Technology companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. These companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Technology companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, companies operating within the technology sector may develop and/or utilize artificial intelligence. Artificial intelligence technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. The customers and/or suppliers of technology companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on these companies. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to greater risk of loss with respect to its portfolio securities. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are effective as of October 1, 2021 (as stated in the Fund’s prospectus supplement dated October 1, 2021) and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights section in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN EXPONENTIAL DATA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,163.70	$1.36	$1,023.82	$1.27	0.25%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Genomic Advancements ETF

This semiannual report for Franklin Genomic Advancements ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are relevant to the Fund’s investment theme of genomic advancements. These companies include those that are focused on, that the investment manager believes will benefit from, extending and enhancing the quality of human and animal life through technological or scientific advancements in such areas as genetic engineering, gene therapy, genome analysis and other uses, as outlined in more detail in the Prospectus.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +20.66% based on market price and +20.83% based on net asset value (NAV). In comparison, the Russell 3000® Index posted a +8.13% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 14.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/21

% of Total Net Assets
Life Sciences Tools & Services	52.2%
Biotechnology	32.4%
Health Care Technology	4.0%
Pharmaceuticals	3.3%
Health Care Equipment & Supplies	2.5%
Semiconductors & Semiconductor Equipment	2.3%
Health Care Providers & Services	2.2%
Other	0.8%
Short-Term Investments & Other Net Assets	0.3%

Economic and Market Overview

U.S. equities, as measured by the Standard & Poor’s 500 Index (S&P 500), posted a +9.18% total return for the six months ended September 30, 2021.2 Stocks benefited from the continued economic recovery, the ongoing implementation of novel coronavirus (COVID-19) vaccination programs and easing pandemic restrictions. The percentage of the population that received at least one vaccine dose more than doubled during the six-month period. A rebound in corporate earnings and the U.S. Senate’s passage of a bipartisan infrastructure bill further bolstered investor sentiment, helping equities to reach new all-time price highs late in the six-month period.

The U.S. economy continued to recover amid declining unemployment, wage growth and high business confidence. Gross domestic product growth was robust, as strong consumer spending continued to support the economy. The ongoing growth of the economy led the U.S. to surpass its pre-pandemic output in 2021’s second quarter.

The inflation rate was elevated during the six-month period amid increased demand and supply-chain bottlenecks, with the price pressures coming principally from the areas particularly impacted by the shutdown, such as used vehicles, airfares, semiconductors and energy. Personal consumption expenditure, a measure of inflation, also rose dramatically during the period, representing the highest 12-month increase in decades. The unemployment rate declined from 6.0% in March 2021 to 4.8% in September 2021 as job openings increased, but a relative lack of available workers fueled wage growth, adding to some investors’ inflation concerns.

In an effort to support the economy, the U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25%. The Fed also maintained quantitative easing measures aimed at ensuring credit flows to borrowers and supporting credit markets with open-ended U.S. Treasury and mortgage bond purchasing. In its September 2021 meeting statement, the Fed indicated that it soon plans to reduce its purchases of U.S. Treasury and

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 95.

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FRANKLIN GENOMIC ADVANCEMENTS ETF

mortgage-backed securities but declined to provide a timetable. The Fed also maintained that it views inflation as partially transitory, and that further employment progress was needed before the Fed would consider raising the range for the federal funds target rate.

Investment Strategy

We use fundamental, bottom-up research analysis to identify companies positioned to capitalize on disruptive innovation or are enabling the further development of the genomic advancements theme in the markets in which they operate. We evaluate market segments, products, services and business models positioned to benefit significantly from advancements in genomics relative to broad securities markets, and seek to identify the primary beneficiaries of new trends or developments in genomics. We may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the U.S. Although we search for investments across a large number of sectors, we expect to concentrate our investments in health care-related industries.

Top 10 Holdings

9/30/21

Company Sector/Industry	% of Total Net Assets
Moderna Inc. Biotechnology	6.9%
Repligen Corp. Life Sciences Tools & Services	6.5%
Intellia Therapeutics Inc. Biotechnology	6.1%
BioNTech SE, ADR Biotechnology	5.6%
Natera Inc. Biotechnology	4.6%
Illumina Inc. Life Sciences Tools & Services	4.4%
Lonza Group AG Life Sciences Tools & Services	3.5%
Thermo Fisher Scientific Inc. Life Sciences Tools & Services	3.4%
Catalent Inc. Pharmaceuticals	3.3%
Charles River Laboratories International Inc. Life Sciences Tools & Services	3.1%

Manager’s Discussion

During the reporting period, the health care sector supported absolute performance. Within the sector, contributors included vaccine developer Moderna, genome-editing biopharmaceuti-

cals company Intellia Therapeutics, immunotherapy developer BioNTech and biopharmaceutical development technology platform company WuXi Biologics (Cayman). The information technology sector also helped absolute results, though to a lesser extent. Within the sector, chipmaker NVIDIA contributed.

The materials sector slightly detracted from absolute results due to its sole holding, agricultural chemical and seed company Corteva. Elsewhere, more significant detractors included cancer screening company Guardant Health and cancer drug developer Iovance Biotherapeutics (not held at period-end).

Thank you for your participation in Franklin Genomic Advancements ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN GENOMIC ADVANCEMENTS ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/27/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+20.83%	+20.66%	+20.83%	+20.66%
1-Year	+49.48%	+49.19%	+49.48%	+49.19%
Since Inception (2/25/20)	+109.33%	+109.53%	+58.80%	+58.90%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 15 for Performance Summary footnotes.

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FRANKLIN GENOMIC ADVANCEMENTS ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

0.50%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. By focusing its investments in health care related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Companies operating within health care related industries face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. These companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. The field of genomic science could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are effective as of October 1, 2021 (as stated in the Fund’s prospectus supplement dated October 1, 2021) and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights section in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN GENOMIC ADVANCEMENTS ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,208.30	$2.77	$1,022.56	$2.54	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

16	Semiannual Report	franklintempleton.com

Franklin Intelligent Machines ETF

This semiannual report for Franklin Intelligent Machines ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are relevant to the Fund’s investment theme of intelligent machines. These companies include those that are focused on, or that the investment manager believes will benefit from, the ongoing technology-driven transformation of products, software, systems and machinery as well as product design, manufacture, logistics, distribution and maintenance, including through developments in artificial intelligence, as outlined in more detail in the Prospectus.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +12.06% based on market price and +12.07% based on net asset value (NAV). In comparison, the Russell 3000® Index posted a +8.13% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 19.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/21

% of Total Net Assets
Semiconductors & Semiconductor Equipment	23.3%
Software	20.1%
Health Care Equipment & Supplies	15.5%
Electronic Equipment, Instruments & Components	9.9%
Automobiles	8.7%
Technology Hardware, Storage & Peripherals	5.9%
Aerospace & Defense	4.8%
Other*	11.1%
Short-Term Investments & Other Net Assets	1.2%

*Categories within the Other category are listed in full in the Fund’s Statement of Investments (SOI), which can be found later in this report.

Economic and Market Overview

U.S. equities, as measured by the Standard & Poor’s 500 Index (S&P 500), posted a +9.18% total return for the six months ended September 30, 2021.2 Stocks benefited from the continued economic recovery, the ongoing implementation of novel coronavirus (COVID-19) vaccination programs and easing pandemic restrictions. The percentage of the population that received at least one vaccine dose more than doubled during the six-month period. A rebound in corporate earnings and the U.S. Senate’s passage of a bipartisan infrastructure bill further bolstered investor sentiment, helping equities to reach new all-time price highs late in the six-month period.

The U.S. economy continued to recover amid declining unemployment, wage growth and high business confidence. Gross domestic product growth was robust, as strong consumer spending continued to support the economy. The ongoing growth of the economy led the U.S. to surpass its pre-pandemic output in 2021’s second quarter.

The inflation rate was elevated during the six-month period amid increased demand and supply-chain bottlenecks, with the price pressures coming principally from the areas particularly impacted by the shutdown, such as used vehicles, airfares, semiconductors and energy. Personal consumption expenditure, a measure of inflation, also rose dramatically during the period, representing the highest 12-month increase in decades. The unemployment rate declined from 6.0% in March 2021 to 4.8% in September 2021 as job openings increased, but a relative lack of available workers fueled wage growth, adding to some investors’ inflation concerns.

In an effort to support the economy, the U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25%. The Fed also maintained quantitative easing measures aimed at ensuring credit flows to borrowers and supporting credit markets with open-ended U.S. Treasury and mortgage bond purchasing. In its September 2021 meeting statement, the Fed indicated that it soon plans to reduce its purchases of U.S. Treasury and mortgage-backed securities but declined to provide a timetable. The Fed also maintained that it views inflation as partially

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 98.

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FRANKLIN INTELLIGENT MACHINES ETF

transitory, and that further employment progress was needed before the Fed would consider raising the range for the federal funds target rate.

Investment Strategy

We use fundamental, bottom-up research analysis to identify companies positioned to capitalize on disruptive innovation in or are enabling the further development of the intelligent machines theme in the markets in which they operate. We evaluate market segments, products, services and business models positioned to benefit significantly from disruptive innovations in intelligent products, design, manufacturing and/or predictive maintenance relative to broad securities markets, and seek to identify the primary beneficiaries of new trends or developments in physical applications of these innovations. We may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the U.S. Although we search for investments across a large number of sectors, we expect to have significant investments in particular sectors, including technology.

Top 10 Holdings

9/30/21

Company Sector/Industry	% of Total Net Assets
Tesla Inc. Automobiles	8.3%
Intuitive Surgical Inc. Health Care Equipment & Supplies	6.2%
Apple Inc. Technology Hardware, Storage & Peripherals	5.9%
NVIDIA Corp. Semiconductors & Semiconductor Equipment	4.6%
ASML Holding N.V. Semiconductors & Semiconductor Equipment	4.3%
Axon Enterprise Inc. Aerospace & Defense	3.4%
Zebra Technologies Corp., A Electronic Equipment, Instruments & Components	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR Semiconductors & Semiconductor Equipment	3.0%
ANSYS Inc. Software	2.4%
Synopsys Inc. Software	2.4%

Manager’s Discussion

During the reporting period, sectors that contributed to the Fund’s absolute performance included information technology (IT), health care and consumer discretionary. In IT,

contributors included chipmaker NVIDIA, consumer technology firm Apple and software developer tools company Atlassian. From health care, robotic surgical tools manufacturer Intuitive Surgical, blood sugar monitoring device company DexCom and veterinary products and services company IDEXX Laboratories boosted results. Electric vehicle manufacturer Tesla lifted performance in the consumer discretionary sector.

The industrials sector hurt absolute performance. In the sector, detractors included custom manufacturer Proto Labs (not held at period-end), unmanned aerial vehicle company Aerovironment and defense contractor Kratos Defence & Security Solutions. Elsewhere, telemedicine company Teladoc Health (not held at period-end) also hurt results.

Thank you for your participation in Franklin Intelligent Machines ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN INTELLIGENT MACHINES ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/27/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+12.07%	+12.06%	+12.07%	+12.06%
1-Year	+42.25%	+41.92%	+42.25%	+41.92%
Since Inception (2/25/20)	+93.86%	+93.98%	+51.35%	+51.41%
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 20 for Performance Summary footnotes.

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FRANKLIN INTELLIGENT MACHINES ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

0.50%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. The Fund has significant exposure to the technology sector. Companies operating within the technology sector may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled, and investor perception of the company and/or its products or services. In addition, companies operating within the technology sector may develop and/or utilize artificial intelligence. Artificial intelligence technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are effective as of October 1, 2021 (as stated in the Fund’s prospectus supplement dated October 1, 2021) and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights section in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN INTELLIGENT MACHINES ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,120.70	$2.66	$1,022.56	$2.54	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Semiannual Report	21

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF

This semiannual report for Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income that is exempt from federal income taxes, including the federal alternative minimum tax, by normally investing at least 80% of its net assets in municipal securities that pay interest free from such taxes.1 The Fund seeks to maintain a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of three to 10 years, and may invest in municipal securities in any rating category by U.S. nationally recognized rating services (or comparable unrated or short-term rated securities), including securities rated below investment grade and securities of issuers that are, or are about to be, involved in reorganizations, financial restructuring, or bankruptcy.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of +2.56% based on market price and +2.48% based on net asset value (NAV). In comparison, the Bloomberg Municipal 1-15 Year Index posted a +0.81% cumulative total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 25.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Municipal Bond Market Overview

The U.S. and the rest of the world continued to manage the recovery from the COVID-19 pandemic that has caused significant economic and personal hardship throughout the past six months ended September 30, 2021. Fifty-six percent of the U.S. population had been fully immunized by period-end, but the remaining population were either hesitant to receive the vaccine or did not have ready access to it, stalling vaccination growth. After falling from an all-time high in January 2021, infections fell through the spring and beginning summer months of 2021. However, starting in mid-July 2021, daily new case rates rose throughout the U.S. to levels last seen in February 2021. U.S. state and local authorities were hesitant to return to restrictions, keeping most businesses and schools open, but many extended face-mask requirements. Although most new cases were confined to unvaccinated individuals, there were a growing number of breakthrough infections of the vaccinated, leading the U.S. Food and Drug Administration to authorize booster shots for the elderly and essential workers.

Second quarter 2021 U.S. gross domestic product (GDP) growth disappointed many economists at just 6.7% but, for the first time, overall real GDP exceeded pre-COVID-19 levels from the fourth quarter 2019. Employment improved, driving the unemployment rate to 4.8% in September 2021, down from a peak of 14.8% seen in April 2020. Inflation picked up through the summer months of 2021 as global supply-chain bottlenecks and rising input prices limited output growth that was met with pent-up demand for goods. U.S. political tensions increased over a proposed new government spending bill for infrastructure projects. Additionally, the U.S. Congress did not reach a deal to increase the current debt ceiling which is projected to be exhausted sometime later in 2021, potentially adding to near-term volatility.

The U.S. Federal Reserve (Fed) continued on its path toward tapering its current level of U.S. Treasury (UST) and agency mortgage-backed securities purchases, changing the language of its September 2021 meeting statement to “a moderation in the pace of asset purchases may soon be warranted” so long as economic progress continues broadly as expected. Fed Chair Jerome Powell noted there was unanimous support among Fed participants to conclude tapering by mid-2022. The updated economic projections from participants showed that the Fed remains evenly divided between hiking and holding the federal funds rate steady in 2022. The

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 101.

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FRANKLIN LIBERTY FEDERAL INTERMEDIATE TAX-FREE BOND OPPORTUNITIES ETF

median projections remain divided between three to four hikes by the end of 2023, followed by another three hikes by the end of 2024. However, the wide dispersion of policy rate forecasts over 2023 and 2024 suggests that there is much less consensus on the amount of rate hikes per year.

Strong demand for municipal (muni) bonds continued throughout the period under review, pushing ratios of 30-year muni bonds versus UST yields in June 2021 to all-time lows. Although these and other maturity ratios have since increased, they remain at historically rich levels. In times of increased UST volatility throughout the six months, muni bond valuations suffered declines only to rally once stability returned to the market. Muni issuers had projected severe budget deficits in 2020 and 2021, but these proved unfounded as consumer spending recovered more quickly than anticipated, leading to higher sales tax collections. Additionally, the U.S. federal government provided $350 billion in relief to muni issuers as part of the fiscal stimulus package passed in March 2021. A strong U.S. housing market also provided support to local and state governments as home price appreciation rates reached historic highs. The U.S. Congress has taken up a number of initiatives that may have an impact on the muni bond market. While the size and composition has yet to be settled on, Congress has been debating large infrastructure bills that could lead to increased issuance of muni bonds. In addition, potential changes to the tax code could increase taxes on wealthy individuals which, in time, could increase demand for tax-exempt muni bonds.

For the six-month period, U.S. fixed income sectors broadly underperformed relative to equities, as measured by the Standard & Poor’s 500® Index, which posted a +9.18% total return for the period.2 Investment-grade muni bonds, as measured by the Bloomberg Municipal Bond Index, posted a +1.15% total return, while USTs, as measured by the Bloomberg U.S. Treasury Index, posted a +1.83% total return, and investment-grade corporate bonds, as measured by the Bloomberg U.S. Corporate Bond Index, posted a +3.54% total return.2

Investment Strategy

We select securities that we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and we typically use a buy-and-hold strategy. This means we generally hold securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal. When selecting securities for the Fund’s portfolio, we may consider existing market conditions, the availability of lower-rated securities, and whether the difference in yields between higher and lower-rated securities justifies the higher risk of lower-rated securities. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Portfolio Composition

9/30/21

% of Total Investments
Special Tax	45.37%
Health Care	13.96%
Education	10.22%
Local	5.98%
Transportation	5.53%
Industrial Development Revenue and Pollution Control	5.23%
Lease	4.12%
Utilities	2.98%
Housing	2.80%
State	2.03%
Cash	0.73%
Other	0.62%
Refunded	0.43%

Manager’s Discussion

Due to the positive sloping municipal yield curve, we found value in lower quality securities in a 10-year average maturity range, which allowed us to achieve our objective of maximizing income for our investors. Typically, when interest rates fall, our turnover declines as we maintain exposure to securities that are producing income that exceeds their replacement value in the market. This excess income supports higher distribution rates and reinvestment rates for those investors taking advantage of tax-free compounding. Our turnover increases when rates rise, as opportunities to purchase securities that have the potential to increase income in the portfolios become available. We believe our consistent, disciplined strategy can help our investors achieve high, tax-free income over the long term.

Thank you for your participation in Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF. We look forward to serving your future investment needs.

franklintempleton.com	Semiannual Report	23

FRANKLIN LIBERTY FEDERAL INTERMEDIATE TAX-FREE BOND OPPORTUNITIES ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY FEDERAL INTERMEDIATE TAX-FREE BOND OPPORTUNITIES ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+2.48%	+2.56%	+2.48%	+2.56%
1-Year	+6.57%	+6.73%	+6.57%	+6.73%
3-Year	+18.19%	+18.23%	+5.73%	+5.74%
Since Inception (8/31/17)	+17.17%	+17.25%	+3.96%	+3.98%

	30-Day Standardized Yield[6]		Taxable Equivalent 30-Day Standardized Yield[7]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)	(with fee waiver)	(without fee waiver)
2.38%	1.71%	1.20%%	2.89%	2.03%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 26 for Performance Summary footnotes.

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FRANKLIN LIBERTY FEDERAL INTERMEDIATE TAX-FREE BOND OPPORTUNITIES ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.312632

Total Annual Operating Expenses8

With Fee Waiver	Without Fee Waiver
0.30%	1.01%

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may invest in lower-rated bonds which include higher risk of default and loss of principal. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/21.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Taxable equivalent yield assumes the 2021 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY FEDERAL INTERMEDIATE TAX-FREE BOND OPPORTUNITIES ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,024.80	$1.52	$1,023.56	$1.52	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Semiannual Report	27

Franklin Liberty Federal Tax-Free Bond ETF

This semiannual report for Franklin Liberty Federal Tax-Free Bond ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income that is exempt from federal income taxes, including the federal alternative minimum tax, by normally investing at least 80% of its net assets in municipal securities that pay interest free from such taxes.1 The Fund seeks to maintain a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of five to 15 years, and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

Performance Overview

For the six months under review, the Fund posted cumulative total returns of +1.47% based on market price and +1.43% based on net asset value (NAV). In comparison, the Bloomberg Municipal Bond Index posted a +1.15% cumulative total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 31.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Municipal Bond Market Overview

The U.S. and the rest of the world continued to manage the recovery from the COVID-19 pandemic that has caused significant economic and personal hardship throughout the past six months ended September 30, 2021. Fifty-six percent of the U.S. population had been fully immunized by period-end, but the remaining population were either hesitant to receive the vaccine or did not have ready access to it, stalling vaccination growth. After falling from an all-time high in January 2021, infections fell through the spring and beginning summer months of 2021. However, starting in mid-July 2021, daily new case rates rose throughout the U.S. to levels last seen in February 2021. U.S. state and local authorities were hesitant to return to restrictions, keeping most businesses and schools open, but many extended face-mask requirements. Although most new cases were confined to unvaccinated individuals, there were a growing number of breakthrough infections of the vaccinated, leading the U.S. Food and Drug Administration to authorize booster shots for the elderly and essential workers.

Second quarter 2021 U.S. gross domestic product (GDP) growth disappointed many economists at just 6.7% but, for the first time, overall real GDP exceeded pre-COVID-19 levels from the fourth quarter 2019. Employment improved, driving the unemployment rate to 4.8% in September 2021, down from a peak of 14.8% seen in April 2020. Inflation picked up through the summer months of 2021 as global supply-chain bottlenecks and rising input prices limited output growth that was met with pent-up demand for goods. U.S. political tensions increased over a proposed new government spending bill for infrastructure projects. Additionally, the U.S. Congress did not reach a deal to increase the current debt ceiling which is projected to be exhausted sometime later in 2021, potentially adding to near-term volatility.

The U.S. Federal Reserve (Fed) continued on its path toward tapering its current level of U.S. Treasury (UST) and agency mortgage-backed securities purchases, changing the language of its September 2021 meeting statement to “a moderation in the pace of asset purchases may soon be warranted” so long as economic progress continues broadly as expected. Fed Chair Jerome Powell noted there was unanimous support among Fed participants to conclude tapering by mid-2022. The updated economic projections from participants showed that the Fed remains evenly divided between hiking and holding the federal funds rate steady in 2022. The median projections remain divided between three to four

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 113.

28	Semiannual Report	franklintempleton.com

FRANKLIN LIBERTY FEDERAL TAX-FREE BOND ETF

hikes by the end of 2023, followed by another three hikes by the end of 2024. However, the wide dispersion of policy rate forecasts over 2023 and 2024 suggests that there is much less consensus on the amount of rate hikes per year.

Strong demand for municipal (muni) bonds continued throughout the period under review, pushing ratios of 30-year muni bonds versus UST yields in June 2021 to all-time lows. Although these and other maturity ratios have since increased, they remain at historically rich levels. In times of increased UST volatility throughout the six months, muni bond valuations suffered declines only to rally once stability returned to the market. Muni issuers had projected severe budget deficits in 2020 and 2021, but these proved unfounded as consumer spending recovered more quickly than anticipated, leading to higher sales tax collections. Additionally, the U.S. federal government provided $350 billion in relief to muni issuers as part of the fiscal stimulus package passed in March 2021. A strong U.S. housing market also provided support to local and state governments as home price appreciation rates reached historic highs. The U.S. Congress has taken up a number of initiatives that may have an impact on the muni bond market. While the size and composition has yet to be settled on, Congress has been debating large infrastructure bills that could lead to increased issuance of muni bonds. In addition, potential changes to the tax code could increase taxes on wealthy individuals which, in time, could increase demand for tax-exempt muni bonds.

For the six-month period, U.S. fixed income sectors broadly underperformed relative to equities, as measured by the Standard & Poor’s 500® Index, which posted a +9.18% total return for the period.2 Investment-grade muni bonds, as measured by the Bloomberg Municipal Bond Index, posted a +1.15% total return, while USTs, as measured by the Bloomberg U.S. Treasury Index, posted a +1.83% total return, and investment-grade corporate bonds, as measured by the Bloomberg U.S. Corporate Bond Index, posted a +3.54% total return.2

Investment Strategy

We select securities that we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and we typically use a buy-and-hold strategy. This means we generally hold securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Portfolio Composition

9/30/21

% of Total Investments
Industrial Development Revenue and Pollution Control	16.36%
Local	12.59%
Health Care	10.74%
Utilities	10.60%
Lease	9.40%
Special Tax	9.07%
Education	8.91%
Transportation	8.72%
State	8.01%
Other	2.87%
Housing	2.33%
Cash	0.31%
Refunded	0.10%

Manager’s Discussion

Due to the positive sloping municipal yield curve, we found value in higher quality securities in a 10-year average maturity range, which allowed us to achieve our objective of maximizing income for our investors. Typically, when interest rates fall, our turnover declines as we maintain exposure to securities that are producing income that exceeds their replacement value in the market. This excess income supports higher distribution rates and reinvestment rates for those investors taking advantage of tax-free compounding. Our turnover increases when rates rise, as opportunities to purchase securities that have the potential to increase income in the portfolios become available. We believe our consistent, disciplined strategy can help our investors achieve high, tax-free income over the long term.

Thank you for your participation in Franklin Liberty Federal Tax-Free Bond ETF. We look forward to serving your future investment needs.

franklintempleton.com	Semiannual Report	29

FRANKLIN LIBERTY FEDERAL TAX-FREE BOND ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY FEDERAL TAX-FREE BOND ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+1.43%	+1.47%	+1.43%	+1.47%
1-Year	+2.51%	+2.51%	+2.51%	+2.51%
3-Year	+20.21%	+20.19%	+6.33%	+6.32%
Since Inception (8/31/17)	+18.44%	+18.51%	+4.23%	+4.25%

	30-Day Standardized Yield[6]		Taxable Equivalent 30-Day Standardized Yield[7]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)	(with fee waiver)	(without fee waiver)
1.80%	0.91%	0.52%	1.54%	0.88%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 32 for Performance Summary footnotes.

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FRANKLIN LIBERTY FEDERAL TAX-FREE BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.235589

Total Annual Operating Expenses8

With Fee Waiver	Without Fee Waiver
0.30%	0.78%

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/21.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Taxable equivalent yield assumes the 2021 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY FEDERAL TAX-FREE BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,014.30	$1.51	$1,023.56	$1.52	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty High Yield Corporate ETF

This semiannual report for Franklin Liberty High Yield Corporate ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to earn a high level of current income. Its secondary goal is to seek capital appreciation to the extent it is possible and consistent with the Fund’s principal goal. The Fund invests at least 80% of its net assets in high yield corporate debt securities and investments that provide exposure to high yield corporate debt securities, including fixed or floating-rate corporate loans and corporate debt securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +3.16% based on market price and +3.52% based on net asset value (NAV). In comparison, the ICE BofA U.S. High Yield Constrained Index posted a +3.74% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 37.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/21

% of Total Net Assets
Corporate Bonds & Notes	99.99%
Short-Term Investments & Other Net Assets	0.1%

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, posted a +1.88% total return for the six months ended September 30, 2021.1 The inflation rate was elevated during the period amid high demand and supply-chain bottlenecks, with the price pressures coming principally from the areas most impacted by shutdowns related to the novel coronavirus (COVID-19) pandemic, such as used vehicles, airfares, semiconductors and energy. However, investors’ inflation expectations were relatively stable, and a widely-used measure indicated that markets anticipated inflation will moderate. Longer-term bonds generally outperformed shorter-term bonds, as the yield curve (a measure of the difference between long-term and short-term bond yields) flattened slightly.

In an effort to support the economy, the U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25%. The Fed also maintained quantitative easing measures aimed at ensuring credit flows to borrowers and supporting credit markets with open-ended U.S. Treasury and mortgage bond purchasing. In its September 2021 meeting statement, the Fed indicated that it soon plans to reduce its purchases of U.S. Treasury and mortgage-backed securities but declined to provide a timetable. The Fed also maintained that it views inflation as partially transitory, and that further employment progress was needed before the Fed would consider raising the range for the federal funds target rate.

U.S. Treasury bonds, as measured by the Bloomberg U.S. Treasury Index, posted a +1.83% total return for the six-month period.1 The 10-year U.S. Treasury yield (which moves inversely to price) declined amid an increase in novel coronavirus (COVID-19) cases as the Delta variant spread. Mortgage-backed securities (MBS), as measured by the Bloomberg MBS Index, posted a +0.43% total return for the period, helped by ongoing Fed support.1

Corporate bonds followed a similar trajectory as U.S. Treasuries, but benefited from a continued decline in spreads (the difference in yields between government and corporate bonds) amid an increase in investors’ appetite for risk. High-yield corporate bonds, as represented by the Bloomberg U.S. Corporate High Yield Bond Index, posted a +3.65% total return, while investment-grade corporate bonds, as represented by the Bloomberg U.S. Corporate Bond Index, posted a +3.54% total return.1

Investment Strategy

The Fund may invest up to 100% of its total assets in high yield debt securities. The Fund may buy both rated and unrated debt securities, including securities rated below B by

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 121.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Moody’s or Standard & Poor’s® (or deemed comparable by the Fund’s investment manager). The Fund may invest in fixed or floating rate corporate loans and corporate debt securities. The Fund may also invest in defaulted debt securities. The Fund may invest in debt securities of any maturity or duration.

The Fund may invest in debt securities of U.S. and foreign issuers, including those in developing or emerging markets. The Fund may enter into certain derivative transactions, principally currency and cross currency forwards; and swap agreements, including interest rate and credit default swaps (including credit default index swaps). The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, durations or credit risks.

We are research driven, fundamental investors who rely on our team of analysts to provide in-depth industry expertise and use qualitative and quantitative analysis to evaluate companies. As bottom-up investors, we focus primarily on individual securities but consider sectors when choosing investments. In selecting securities, we do not rely principally on the ratings assigned by rating agencies, but perform our own independent investment analysis to evaluate the creditworthiness of the issuer. We consider a variety of factors, including the issuer’s experience and managerial strength, its sensitivity to economic conditions, and its current and prospective financial condition.

Top 10 Sector/Industries

9/30/21

% of Total Net Assets
Energy	15.0%
Materials	13.3%
Media & Entertainment	12.2%
Diversified Financials	6.5%
Utilities	5.7%
Pharmaceuticals, Biotechnology & Life Sciences	5.7%
Commercial & Professional Services	5.5%
Consumer Services	4.8%
Automobiles & Components	4.8%
Capital Goods	4.7%

Top 10 Holdings

9/30/21

Company Sector/Industry	% of Total Net Assets
TransDigm Inc., senior secured note, 144A, 3/15/2026 Capital Goods	1.0%
Bausch Health Americas Inc., senior note, 144A, 4/1/2026 Pharmaceuticals, Biotechnology & Life Sciences	1.0%
Cheniere Energy Inc., senior secured, 10/15/2028 Energy	1.0%
CSC Holdings LLC senior note, 144A, 4/1/2028 Media & Entertainment	1.0%
Emergent BioSolutions Inc., senior note, 144A, 8/15/2028 Pharmaceuticals, Biotechnology & Life Sciences	1.0%
ATS Automation Tooling Systems Inc., senior note, 144A, 12/15/2028 Capital Goods	1.0%
Ashton Woods USA LLC / Ashton Woods Finance Co., senior note, 144A, 4/1/2030 Consumer Durables & Apparel	0.9%
Par Pharmaceutical Inc., senior secured note, 144A, 4/1/2027 Pharmaceuticals, Biotechnology & Life Sciences	0.9%
Jaguar Land Rover Automotive PLC, 144A, 7/15/2029 Automobiles & Components	0.9%
Commercial Metals Co., senior bond, 2/15/2031 Materials	0.9%

Manager’s Discussion

While “reflation,” meaning a return to growth, was the key driver for markets in the first quarter of 2021, “inflation” and commensurate risks of higher commodity prices took center stage over the summer and into the fall. Central bankers initially had assured the market that the recent rise in inflation measures would prove temporary, and market consensus had largely accepted this optimistic view. More recently though, the Fed acknowledged that inflation risks are skewed to the upside. As a result, markets have debated the growth and inflation outlook with equity market returns reflecting potential for positive growth, while Treasury markets turned more cautious on the growth outlook towards the end of second quarter, as reflected in lower 10-year U.S. Treasury (UST) yields. Amid the COVID-19 Delta variant, persistent inflationary pressures from supply chain woes and renewed focus on the timing of a Fed taper and interest rate hikes, UST yields generally trended higher across the curve at the end of September (on a year-to-date basis).

Based on benchmark index data, high-yield (HY) spreads generally trended tighter during the six-month period under

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

review. Most segments of the HY market posted positive absolute returns for the performance period. CCC rated bonds returned 4.27%, compared to returns of 3.98% and 2.78% for BB and B rated segments, respectively. From an industry standpoint, energy stood out as a key performer, followed by chemicals and food/tobacco.

Overall, the Fund slightly trailed the index performance for the period under review, while outperforming passive HY ETFs.

The Fund’s industry allocation contributed to relative performance for the period, led by underweighted positions in the media cable and wireless industries and overweighted positions in the energy segment. Conversely, overweighted positions in the health care, utility, packaging and industrial segments detracted from results.

The Fund’s security selection hampered performance, particularly in the technology, gaming and utility industries. Conversely, selection in industrial, retail and media cable segments contributed to results.

The Fund’s ratings-quality tilt hindered performance, as the Fund had minimal exposure to distressed securities, which outperformed the overall market by a large margin amid the ongoing economic recovery. The Fund’s yield-curve positioning also detracted from performance during the six-month period under review.

The Fund held mostly cash bonds during the period under review. The Fund had no exposure to derivatives at the end of the review period.

Thank you for your participation in Franklin Liberty High Yield Corporate ETF. We look forward to serving your future investment needs.

Glenn I. Voyles, CFA

Patricia O’Connor, CFA

Jonathan G. Belk, CFA

Thomas Runkel, CFA

Pururav Thoutireddy, Ph.D

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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CFA® is a trademark owned by CFA Institute.

FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+3.52%	+3.16%	+3.52%	+3.16%
1-Year	+9.98%	+9.71%	+9.98%	+9.71%
3-Year	+24.53%	+24.52%	+7.59%	+7.58%
Since Inception (5/30/18)	+28.59%	+28.59%	+7.83%	+7.83%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
5.38%	3.76%	3.58%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 38 for Performance Summary footnotes.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.655142

Total Annual Operating Expenses7

0.40%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. The high-yield corporate debt securities and instruments in which the Fund invests tend to be rated below investment grade. Investing in higher-yielding, lower-rated corporate debt securities and instruments involves greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/21.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are effective as of October 1, 2021 (as stated in the Fund’s prospectus supplement dated October 1, 2021) and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights section in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 × $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different ETFs. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,035.20	$2.04	$1,023.06	$2.03	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty International Aggregate Bond ETF

This semiannual report for Franklin Liberty International Aggregate Bond ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks total investment return, consistent with prudent investing, consisting of a combination of interest income and capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and investments that provide exposure to bonds.

Geographic Composition

9/30/21

% of Total Net Assets
Europe	42.7%
Asia	30.6%
North America	9.5%
Supranationals	2.1%
Australia & New Zealand	1.9%
Middle East & Africa	1.1%
Latin America & Caribbean	0.1%
Short-Term Investments & Other Net Assets	11.8%

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +0.24% based on market price and +0.48% based on net asset value (NAV). In comparison, the Fund’s benchmark, the Bloomberg Global Aggregate Bond ex-USD Index (100% Hedged to USD), posted a +0.44% cumulative total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 43.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/21

% of Total Net Assets
Foreign Government and Agency Securities	79.9%
Corporate Bonds & Notes	5.7%
U.S. Government & Agency Securities	2.6%
Short-Term Investments & Other Net Assets	11.8%

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, posted a +1.88% total return for the six months ended September 30, 2021.1 The inflation rate was elevated during the period amid high demand and supply-chain bottlenecks, with the price pressures coming principally from the areas most impacted by shutdowns related to the novel coronavirus (COVID-19) pandemic, such as used vehicles, airfares, semiconductors and energy. However, investors’ inflation expectations were relatively stable, and a widely-used measure indicated that markets anticipated inflation will moderate. Longer-term bonds generally outperformed shorter-term bonds, as the yield curve (a measure of the difference between long-term and short-term bond yields) flattened slightly.

In an effort to support the economy, the U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25%. The Fed also maintained quantitative easing measures aimed at ensuring credit flows to borrowers and supporting credit markets with open-ended U.S. Treasury and mortgage bond purchasing. In its September 2021 meeting statement, the Fed indicated that it soon plans to reduce its purchases of U.S. Treasury and mortgage-backed securities but declined to provide a timetable. The Fed also maintained that it views inflation as partially transitory, and that further employment progress was needed before the Fed would consider raising the range for the federal funds target rate.

U.S. Treasury bonds, as measured by the Bloomberg U.S. Treasury Index, posted a +1.83% total return for the six-month period.1 The 10-year U.S. Treasury yield (which moves inversely to price) declined amid an increase in novel

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 129.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

coronavirus (COVID-19) cases as the Delta variant spread. Mortgage-backed securities (MBS), as measured by the Bloomberg MBS Index, posted a +0.43% total return for the period, helped by ongoing Fed support.1

Corporate bonds followed a similar trajectory as U.S. Treasuries, but benefited from a continued decline in spreads (the difference in yields between government and corporate bonds) amid an increase in investors’ appetite for risk. High-yield corporate bonds, as represented by the Bloomberg U.S. Corporate High Yield Bond Index, posted a +3.65% total return, while investment-grade corporate bonds, as represented by the Bloomberg U.S. Corporate Bond Index, posted a +3.54% total return.1

Global aggregate bond markets, as measured by the Bloomberg Global Aggregate Bond ex-USD Index (100% Hedged to USD), posted a +0.44% total return over the six-month review period ended September 30, 2021.1 In April 2021, the U.S. Federal Reserve (Fed) Chair Jay Powell stated that the rollout of vaccinations, in tandem with unprecedented fiscal support, had improved economic activity and employment. U.S. data released in May 2021 were largely positive, although strong inflation data led to significant speculation as to whether the Fed might begin to reassess its policies. Even so, the central bank made no changes to its stimulus measures in its June 2021 meeting, although it admitted that rising inflation had become a matter for concern. The Fed also kept its policies unchanged in July 2021, stating that the U.S. economy had made progress towards reaching its goals of maximum employment and price stability. However, concerns remained about rising inflation, with data continuing to surprise on the upside. At the annual Jackson Hole Economic Symposium in August 2021, Fed Chair Jerome Powell stated that there could be some reduction in the pace of asset purchases at some point this year. At its September 2021 meeting, the Fed indicated that it may begin tapering asset purchases earlier than previously expected, a decision that came after the Federal Open Market Committee revised U.S. growth and inflation projections upwards for 2022. Against this backdrop, benchmark U.S. Treasury yields were down over the six-month period.

In Europe, the European Central Bank (ECB) decided in April 2021 to keep its policy unchanged, although figures released later in the month showed that the region had fallen into a double-dip recession. In May 2021, however, there were encouraging signs that the region was bouncing back. Fears that rising inflation could threaten an economic recovery were also downplayed mid-May 2021 by ECB President Christine Lagarde, while several ECB policymakers emphasized that it was too soon to rein in the central bank’s expansionary monetary policies. Indeed, the ECB maintained its policies at its

June 2021 meeting, notwithstanding further strong economic data. The ECB subsequently raised both its growth and inflation forecasts for 2021, although it stipulated that it expected the latter to remain below its target for the foreseeable future. The ECB announced in July 2021 that it would shift its inflation target from “below but close to 2%” to a definitive 2%. Economic data remained upbeat, with the eurozone economy moving out of recession in the second three months of 2021. In September 2021, the ECB announced that it would begin moderating its emergency bond purchases over the fourth quarter. Nonetheless, concerns remained about high levels of inflation. In this environment, benchmark yields on German Bunds rose slightly over the period, though they remained in negative territory at the end of September 2021.

Investment Strategy

The Fund invests predominantly in fixed and floating-rate bonds issued by governments, government agencies and governmental-related or corporate issuers located outside the U.S. The Fund may also invest in securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund’s assets are invested in issuers located in at least three countries (excluding the U.S.).

The Fund may invest in debt securities of any maturity or duration, and the average maturity or duration of debt securities in the Fund’s portfolio will fluctuate depending on the investment manager’s outlook on changing market, economic and political conditions.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

When choosing investments for the Fund, we allocate the Fund’s assets based upon our assessment of changing market, political and economic conditions. We consider various factors, including evaluation of interest rates, currency exchange rate changes and credit risks. We may consider selling a security when we believe the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when we believe another security is a more attractive investment opportunity.

We seek to hedge substantially all of the Fund’s foreign currency exposure using currency related derivatives, including currency and cross currency forwards and currency futures contracts. We expect to maintain extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which exposes a large amount of the Fund’s assets to obligations

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

under these instruments. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of these derivative transactions may allow the fund to obtain net long or net negative (short) exposure to selected currencies. The Fund may also enter into various other transactions involving derivatives, including interest rate/bond futures contracts and interest rate swap agreements. These derivative instruments may be used for hedging purposes. Derivatives that provide exposure to bonds may be used to satisfy the Fund’s 80% policy.

Manager’s Discussion

The Fund’s local market allocation bolstered relative returns, notably exposures to the U.S. and U.K. markets. However, an underweighted allocation to the outperforming Chinese market and an overweighted position in the underperforming eurozone market diluted this to some degree.

In contrast, the Fund’s currency positioning detracted from relative results, particularly an underweighted allocation to the Canadian dollar.

The Fund’s duration and yield-curve positioning in Chinese bonds also hindered relative performance.

The Fund’s sector allocation weighed on relative returns, while security selection had a broadly neutral impact. An underweighted allocation to eurozone corporate investment-grade financial issues and an overweighted position in Canadian government bonds were detrimental to relative results. Conversely, selection within Italian sovereign issues and Japanese government debt added relative value.

In terms of derivative use, foreign currency forwards are used in the portfolio to hedge foreign-currency-denominated holdings back into the portfolio’s base currency, the U.S. dollar. Therefore, the use of the forwards is generally risk reducing, both on an absolute basis and relative to the benchmark. For the period under review, derivatives use added to the Fund’s relative performance, as the U.S. dollar rose against most other major currencies.

Thank you for your participation in Franklin Liberty International Aggregate Bond ETF. We look forward to serving your future investment needs.

John Beck

Sonal Desai, Ph.D.

David Zahn, CFA

Patrick Klein, Ph.D.

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+0.48%	+0.24%	+0.48%	+0.24%
1-Year	-0.75%	-0.51%	-0.75%	-0.51%
3-Year	+7.37%	+7.97%	+2.40%	+2.59%
Since Inception (5/30/18)	+5.31%	+5.34%	+1.56%	+1.57%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
1.02%	0.23%	-0.05%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 44 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses7

0.25%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates and a rise in interest rates may cause the Fund’s share price to decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s investments in foreign securities involve certain risks including economic and political uncertainties. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks including counterparty risk, and as such may not achieve the anticipated benefits and/or may result in losses to the Fund. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/21.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are effective as of October 1, 2021 (as stated in the Fund’s prospectus supplement dated October 1, 2021) and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights section in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,004.80	$1.26	$1,023.82	$1.27	0.25%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty Investment Grade Corporate ETF

This semiannual report for Franklin Liberty Investment Grade Corporate ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks a high level of current income as is consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade corporate debt securities and investments.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +3.13% based on market price and +3.61% based on net asset value (NAV).1 In comparison, the Bloomberg U.S. Corporate Investment Grade Index posted a +3.54% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 49.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Banks	22.6%
Electric Utilities	9.3%
Oil, Gas & Consumable Fuels	6.4%
Diversified Telecommunication Services	4.8%
Health Care Providers & Services	4.4%
Capital Markets	3.6%
Aerospace & Defense	3.4%
Hotels, Restaurants & Leisure	2.9%
Pharmaceuticals	2.8%
Insurance	2.8%

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, posted a +1.88% total return for the six months ended September 30, 2021.1 The inflation rate was elevated during the period amid high demand and supply-chain bottlenecks, with the price pressures coming principally from the areas most impacted by shutdowns related to the novel coronavirus (COVID-19) pandemic, such as used vehicles, airfares, semiconductors and energy. However, investors’ inflation expectations were relatively stable, and a widely-used measure indicated that markets anticipated inflation will moderate. Longer-term bonds generally outperformed shorter-term bonds, as the yield curve (a measure of the difference between long-term and short-term bond yields) flattened slightly.

In an effort to support the economy, the U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25%. The Fed also maintained quantitative easing measures aimed at ensuring credit flows to borrowers and supporting credit markets with open-ended U.S. Treasury and mortgage bond purchasing. In its September 2021 meeting statement, the Fed indicated that it soon plans to reduce its purchases of U.S. Treasury and mortgage-backed securities but declined to provide a timetable. The Fed also maintained that it views inflation as partially transitory, and that further employment progress was needed before the Fed would consider raising the range for the federal funds target rate.

U.S. Treasury bonds, as measured by the Bloomberg U.S. Treasury Index, posted a +1.83% total return for the six-month period.1 The 10-year U.S. Treasury yield (which moves inversely to price) declined amid an increase in novel coronavirus (COVID-19) cases as the Delta variant spread. Mortgage-backed securities (MBS), as measured by the Bloomberg MBS Index, posted a +0.43% total return for the period, helped by ongoing Fed support.1

Corporate bonds followed a similar trajectory as U.S. Treasuries, but benefited from a continued decline in spreads (the difference in yields between government and corporate bonds) amid an increase in investors’ appetite for risk. High-yield corporate bonds, as represented by the Bloomberg U.S.

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 134.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Corporate High Yield Bond Index, posted a +3.65% total return, while investment-grade corporate bonds, as represented by the Bloomberg U.S. Corporate Bond Index, posted a +3.54% total return.1

Investment Strategy

The Fund invests primarily in U.S. dollar-denominated corporate debt securities issued by U.S. and foreign companies. The Fund may invest in debt securities of any maturity or duration.

The Fund’s focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund’s capital. The Fund may also invest a portion of its assets in convertible securities, preferred securities and U.S. Treasury securities, and generally expects to invest a portion of its assets in cash, cash equivalents and high-quality money market securities, including short-term U.S. government securities, commercial paper, repurchase agreements and affiliated or unaffiliated money market funds. The Fund may invest up to 40% of its net assets in foreign securities, including those in developing markets, and up to 15% of its net assets in non-U.S. dollar-denominated securities. The Fund may enter into certain derivative transactions to seek to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

Top 10 Holdings

9/30/21

Issue/Issuer	% of Total Net Assets
HSBC Holdings PLC, senior note, FRN thereafter, 1.645%, 4/18/2026	1.6%
Verizon Communications Inc., senior bond, 3.40%, 3/22/2041	1.6%
Enel Finance International NV, senior note	1.4%
Delta Air Lines Inc./SkyMiles IP Ltd., first lien, senior secured, 144A, 4.50%, 10/20/2025	1.3%
Bank of America Corp., Senior unsecured, senior unsecured note, sub. bond, 4.183%, 11/25/2027	1.3%
Credit Agricole SA, subordinated, 144A, 4.375%, 3/17/25	1.3%
Vistra Operations Co. LLC, senior secured note, first lien, 144A, 3.55%, 7/15/24	1.3%
BNP Paribas SA, senior note, 144A, 4.705% to 1/10/24, FRN thereafter,1/10/25	1.2%
Tencent Holdings Ltd., senior note, 144A, 3.595%, 1/19/28	1.2%
Imperial Brands Finance PLC, senior bond, 144A, senior note, 144A, 4.25%, 7/21/2025	1.2%

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. The Fund’s portfolio is constructed by taking into account our desired duration and yield curve exposure, total return potential, as well as the appropriate diversification and risk profile at the issue, company and industry level.

Manager’s Discussion

Investment-grade (IG) corporate bonds performed well for most of the six months under review, helped by lower U.S. Treasury yields and mostly stable corporate bond spreads.

The Fund outperformed its benchmark for the six months under review.

The Fund’s overweighted allocation to BBB rated bonds and its underweighted allocation to A rated bonds were the main contributors to its outperformance, relative to the benchmark. Among BBB rated bonds, for example, those of Italian utility Enel Finance International, retailer CVS Health and aerospace company Northrop Grumman led the way.

Our selection of bonds within industry sectors also contributed to relative performance. This was mainly the case among electrical utilities, but also within the non-cyclical consumer sector and in the transport industry.

Our overweighted allocation to bonds in the energy sector and in consumer non-cyclicals, overall, contributed to relative performance as well.

Duration and yield curve positioning was a modest positive, too, although the Fund’s duration remained close to the benchmark’s duration during the entire review period.

The Fund primarily held only cash bonds during the period. The Fund also used interest rate futures contracts to manage duration exposure.

Thank you for your participation in Franklin Liberty Investment Grade Corporate ETF. We look forward to serving your future investment needs.

Marc Kremer, CFA

Shawn Lyons, CFA

Thomas Runkel, CFA

Pururav Thoutireddy, Ph.D.

Portfolio Management Team

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/5/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+3.61%	+3.13%	+3.61%	+3.13%
1-Year	+1.36%	+1.13%	+1.36%	+1.13%
3-Year	+23.04%	+22.71%	+7.16%	+7.06%
Since Inception (10/3/16)	+23.83%	+23.43%	+4.37%	+4.31%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
2.84%	1.93%	1.79%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 50 for Performance Summary footnotes.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.359230

Total Annual Operating Expenses7

0.35%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s investments in foreign securities involve certain risks including currency fluctuations, and economic and political uncertainties. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/21.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are effective as of October 1, 2021 (as stated in the Fund’s prospectus supplement dated October 1, 2021) and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights section in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,036.10	$1.79	$1,023.31	$1.78	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty Senior Loan ETF

This semiannual report for Franklin Liberty Senior Loan ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income. A secondary goal is preservation of capital. The Fund invests at least 80% of its net assets in senior loans and investments that provide exposure to senior loans.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +2.56% based on market price and +2.32% based on net asset value (NAV). In comparison, the Fund’s benchmark, the S&P/LSTA U.S. Leveraged Loan 100 Index, posted a +2.12% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 55.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/21

% of Total Net Assets
Senior Floating Rate Interests	91.6%
Corporate Bonds & Notes	3.8%
Short-Term Investments & Other Net Assets	3.0%
Asset-Backed Securities	1.6%

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, posted a +1.88% total return for the six months ended September 30, 2021.1 The inflation rate was elevated during the period amid high demand and supply-chain bottlenecks, with the price pressures coming principally from the areas most impacted by shutdowns related to the novel coronavirus (COVID-19) pandemic, such as used vehicles, airfares, semiconductors and energy. However, investors’ inflation expectations were relatively stable, and a widely-used measure indicated that markets anticipated inflation will moderate. Longer-term bonds generally outperformed shorter-term bonds, as the yield curve (a measure of the difference between long-term and short-term bond yields) flattened slightly.

In an effort to support the economy, the U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25%. The Fed also maintained quantitative easing measures aimed at ensuring credit flows to borrowers and supporting credit markets with open-ended U.S. Treasury and mortgage bond purchasing. In its September 2021 meeting statement, the Fed indicated that it soon plans to reduce its purchases of U.S. Treasury and mortgage-backed securities but declined to provide a timetable. The Fed also maintained that it views inflation as partially transitory, and that further employment progress was needed before the Fed would consider raising the range for the federal funds target rate.

U.S. Treasury bonds, as measured by the Bloomberg U.S. Treasury Index, posted a +1.83% total return for the six-month period.1 The 10-year U.S. Treasury yield (which moves inversely to price) declined amid an increase in novel coronavirus (COVID-19) cases as the Delta variant spread. Mortgage-backed securities (MBS), as measured by the Bloomberg MBS Index, posted a +0.43% total return for the period, helped by ongoing Fed support.1

Corporate bonds followed a similar trajectory as U.S. Treasuries, but benefited from a continued decline in spreads (the difference in yields between government and corporate bonds) amid an increase in investors’ appetite for risk. High-yield corporate bonds, as represented by the Bloomberg U.S. Corporate High Yield Bond Index, posted a +3.65% total return, while investment-grade corporate bonds, as represented by the Bloomberg U.S. Corporate Bond Index, posted a +3.54% total return.1

Investment Strategy

The Fund invests predominantly in income-producing senior floating interest rate corporate loans made to or issued by U.S. companies, non-U.S. entities and U.S. subsidiaries of

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 141.

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non-U.S. entities. Floating interest rates vary with and are periodically adjusted to a generally recognized base interest rate such as the London Interbank Offered Rate (LIBOR) or the Prime Rate. The Fund may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

Senior loans generally have credit ratings below investment grade and may be subject to restrictions on resale. Under normal market conditions, the Fund invests at least 75% of its net assets in senior loans that are rated B- or higher at the time of purchase by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager. Under normal market conditions, the Fund may invest up to 25% of its net assets in senior loans that are rated below B- by an NRSRO or, if unrated, are determined to be of comparable quality by the investment manager.

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Software	14.7%
Media	11.1%
Health Care Providers & Services	8.4%
Diversified Financial Services	5.6%
Specialty Retail	5.1%
Airlines	4.4%
IT Services	4.2%
Aerospace & Defense	3.9%
Pharmaceuticals	3.6%
Containers & Packaging	3.2%

Top 10 Holdings

9/30/21

Company Sector/Industry	% of Total Net Assets
Athenahealth Inc.,2021 Term Loan B1, 4.453%,, 2/11/2026 Software	1.8%
Great Outdoors Group LLC, 2021 Term Loan B, 5.00%, 3/6/2028 Specialty Retail	1.6%
Clear Channel Outdoor Holdings Inc., Term B Loan, TBD, 8/21/2026 Media	1.6%
Finastra USA Inc., Dollar Term Loan, 4.50%, 6/13/2024 Software	1.6%
Cengage Learning Inc., 2021 Term Loan B, 5.75%, 6/29/2026 Media	1.6%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 4.50%, 10/1/2026 Personal Products	1.6%
BWAY Holding Company, 2017 Term Loan B, 3.443%, 4/3/2024 Container & Packaging	1.5%
Staples Inc., 2019 Refinancing Term B-1 Loans, 5.126%, 4/16/2026 Specialty Retail	1.5%
Hyland Software Inc., Term Loan, 7/1/2024 Software	1.5%
Greeneden U.S. Holdings II LLC (Genesys), Initial Dollar Term Loan, 4.75%, 12/1/2027 Technology Hardware, Storage & Peripherals	1.5%

Manager’s Discussion

During the six-month period, the loan market posted strong returns amid continued progress in the global economic recovery. However, new issuance to finance mergers and acquisitions and leveraged buyouts significantly increased, which limited spread compression and moderated price gains in the asset class. The uneven pace of the recovery and the rise of virus variants also contributed to broader market volatility, but robust collateralized loan obligation issuance and steady inflows from retail investors helped to contain loan price movements. Although income drove most of the total return during the period, favorable technical conditions continued to drive demand for loans with relatively wider spreads and those trading at deeper discounts to par. Fundamental conditions also improved, as the default rate declined further, and credit rating upgrades continued to outpace downgrades.

During the period, the Fund outperformed its primary benchmark, the S&P/LSTA U.S. Leveraged Loan 100 Index. The Fund benefited from its credit quality allocation, as it maintained an overweighted position in middle tier loans (B rated).

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FRANKLIN LIBERTY SENIOR LOAN ETF

Upper-tier loans (BB rated) in the index returned +0.72%, middle-tier loans returned +1.13%, and lower-tier loans (CCC rated and below) returned +1.80%. As of period-end, the Fund had approximately 11% of its portfolio in the upper tier and 80% in the middle tier, compared to the index, which had 39% in the upper tier and 58% in the middle tier. The Fund’s loan selection among B rated loans also positively contributed to relative performance.

The top individual contributors to Fund performance included issuers that were more exposed to a reopening economy and traded higher from discounted levels amid improved investment sentiment regarding the recovery. American Airlines (a global airline operator) traded higher from discounted levels as the company saw an increase in demand, which accelerated leading into the summer travel season. William Morris Endeavor Entertainment (a distributor and manager of sports and entertainment content) contributed to performance as live events and entertainment production resumed and its parent company was able to issue an initial public offering. However, the top detractors from performance included issuers with operational challenges. The bond and term loan of Diamond Sports Group (an operator of regional sports networks) declined amid ongoing negotiations with debtholders regarding the company’s capital structure, while posting weaker financial results. Furthermore, Cineworld Group (an operator of cinemas) detracted from returns amid investor expectations of a slower recovery in movie theater attendance as virus-related restrictions on indoor gatherings were renewed.

Thank you for your participation in Franklin Liberty Senior loan ETF. We look forward to serving your future investment needs.

Reema Agarwal, CFA

Justin Ma, CFA

Margaret Chiu, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+2.32%	+2.56%	+2.32%	+2.56%
1-Year	+6.73%	+6.76%	+6.73%	+6.76%
3-Year	+10.62%	+10.60%	+3.42%	+3.42%
Since Inception (5/30/18)	+12.69%	+12.94%	+3.65%	+3.71%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
3.89%	3.69%	3.38%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 56 for Performance Summary footnotes.

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FRANKLIN LIBERTY SENIOR LOAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.461752

Total Annual Operating Expenses7

0.45%

All investments involve risks, including possible loss of principal. Investors should be aware that the Fund’s share price and yield will fluctuate with market conditions. The senior loans and debt securities in which the Fund invests tend to be rated below investment grade. Investing in higher-yielding, lower-rated, senior loans and debt securities involves greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. Interest earned on senior loans varies with changes in prevailing interest rates. Therefore, while senior loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/21.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are effective as of October 1, 2021 (as stated in the Fund’s prospectus supplement dated October 1, 2021) and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights section in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,023.20	$2.28	$1,022.81	$2.28	0.45%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty Systematic Style Premia ETF

This semiannual report for Franklin Liberty Systematic Style Premia ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide absolute return. The Fund seeks to achieve its investment goal by allocating its assets across two underlying alternative investment strategies, which represent top-down and bottom-up approaches to capturing factor-based risk premia. The strategies consist of a top-down risk premia strategy and a bottom-up long/short equity strategy.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +4.89% based on market price and +5.43% based on net asset value (NAV). In comparison, the ICE BofA US 3-Month Treasury Bill Index posted a +0.01% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 61.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/21

% of Total Net Assets
Common Stocks	82.4%
Other Net Assets	17.6%

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, posted a +1.88% total return for the six months ended September 30, 2021.1 The inflation rate was elevated during the period amid high demand and supply-chain bottlenecks, with the price pressures coming principally from the areas most impacted by shutdowns related to the novel coronavirus (COVID-19) pandemic, such as used vehicles, airfares, semiconductors and energy. However, investors’ inflation expectations were relatively stable, and a widely-used measure indicated that markets anticipated inflation will moderate. Longer-term bonds generally outperformed shorter-term bonds, as the yield curve (a measure of the difference between long-term and short-term bond yields) flattened slightly.

In an effort to support the economy, the U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25%. The Fed also maintained quantitative easing measures aimed at ensuring credit flows to borrowers and supporting credit markets with open-ended U.S. Treasury and mortgage bond purchasing. In its September 2021 meeting statement, the Fed indicated that it soon plans to reduce its purchases of U.S. Treasury and mortgage-backed securities but declined to provide a timetable. The Fed also maintained that it views inflation as partially transitory, and that further employment progress was needed before the Fed would consider raising the range for the federal funds target rate.

U.S. Treasury bonds, as measured by the Bloomberg U.S. Treasury Index, posted a +1.83% total return for the six-month period.1 The 10-year U.S. Treasury yield (which moves inversely to price) declined amid an increase in novel coronavirus (COVID-19) cases as the Delta variant spread. Mortgage-backed securities (MBS), as measured by the Bloomberg MBS Index, posted a +0.43% total return for the period, helped by ongoing Fed support.1

Corporate bonds followed a similar trajectory as U.S. Treasuries, but benefited from a continued decline in spreads (the difference in yields between government and corporate bonds) amid an increase in investors’ appetite for risk. High-yield corporate bonds, as represented by the Bloomberg U.S. Corporate High Yield Bond Index, posted a +3.65% total return, while investment-grade corporate bonds, as represented by the Bloomberg U.S. Corporate Bond Index, posted a +3.54% total return.1

Investment Strategy

The Fund’s top-down risk premia strategy focuses on value, momentum and carry factors in taking both long and short positions across equity, fixed income, commodity and currency asset classes.

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI). The Consolidated SOI begins on page 148.

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FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

The Fund’s bottom-up long/short equity strategy focuses on quality, value and momentum factors in determining whether to hold long or short positions in individual equity securities. Long/short equity strategies generally seek to produce returns from investments in the equity markets by taking long and short positions in stocks and stock indices (through the use of derivatives or through a short position in an exchange-traded fund). Long positions benefit from an increase in the price of the underlying instrument, while short positions benefit from a decrease in that price.

Under normal market conditions, the top-down risk premia strategy invests primarily in equity, interest rate/bond and commodity index futures; equity and commodity-linked total return swaps; and currency forwards. Under normal market conditions, the bottom-up long/short equity strategy invests primarily in equity securities and equity total return swaps, with equity total return swaps being used to obtain short exposures.

Under normal market conditions, we seek to allocate assets between the two factor-based risk premia alternative investment strategies described above according to each strategy’s estimated risk, as measured by historical returns based risk models. The allocation to each strategy is driven by the estimated risk contribution of each individual strategy to the Fund’s overall investment strategy, which the investment manager seeks to keep within certain pre-determined bounds.

Through the two strategies, we invest the Fund’s assets based on a systematic investment process for securities selection and asset allocation by utilizing quantitative trading models. By employing these two approaches, we seek to provide positive absolute return over time while maintaining a relatively low correlation with traditional markets. The exposure to individual factors may vary based on the market opportunity of the individual factors.

The Fund may use derivatives for both hedging and non-hedging (investment) purposes. The Fund’s derivative investments may include, among other instruments: (i) futures contracts, including futures on equity, interest rate/bond and commodity indices; (ii) swaps, including equity and commodity-linked total return swaps; and (iii) currency forward contracts. These derivatives may be used to enhance Fund returns, increase liquidity, gain long or short exposure to certain instruments, markets or factors in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. The results of such transactions are expected to represent a material component of the Fund’s investment returns.

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Software	9.8%
Interactive Media & Services	5.5%
Semiconductors & Semiconductor Equipment	5.4%
Capital Markets	4.7%
Biotechnology	4.1%
IT Services	3.6%
Hotels, Restaurants & Leisure	3.6%
Pharmaceuticals	3.1%
Oil, Gas & Consumable Fuels	3.1%
Banks	2.9%

Top 10 Long Positions

9/30/21

Company Sector/Industry	% of Total Net Assets
FLSP Holdings Corp. Diversified Financials, Cayman Islands	6.5%
Microsoft Corp. Software & Services	3.0%
Alphabet Inc., A Interactive Media & Services, United States	1.9%
Facebook Inc., A Software & Services, United States	1.8%
Alphabet Inc., C Interactive Media & Services, United States	1.8%
AbbVie Inc. Pharmaceuticals, Biotechnology & Life Sciences, United States	1.3%
McDonald’s Corp. Consumer Services, United States	1.3%
Intel Corp. Semiconductors & Semiconductor Equipment, United States	1.3%
Texas Instruments Inc. Semiconductors & Semiconductor Equipment, United States	1.3%
Adobe Inc. Software & Services, United States	1.3%

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FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

Top 10 Short Holdings

9/30/21

Company Sector/Industry/Country	% of Total Net Assets
Deutsche Lufthansa AG Transportation, Germany	0.0%
Lundin Mining Corp. Materials, Japan	0.0%
City Developments Ltd. Real Estate,Japan	0.0%
Deutsche Lufthansa AG Transportation, Germany	0.0%
Banque Cantonale Vaudoise Banks, Switzerland	0.0%
Koninklijke Vopak NV Energy, Netherlands	-0.1%
Howmet Aerospace Inc. Capital Goods, United States	-0.1%
Rogers Communications Inc. Telecommunications Services, Canada	-0.1%
a2 Milk Co. Ltd. Food, Beverage & Tobacco, New Zealand	-0.1%
Air Canada Transportation, Canada	-0.1%

Manager’s Discussion

During the six months ended September 30, 2021, the Fund’s commodities and equities strategies drove positive performance. Our macro commodity strategies accounted for the majority of contribution, while the equity indices macro strategy and long/short single stock equities strategy were also significant contributors.

Commodities strategies were the key drivers of gains during the period as prices generally rose sharply across the commodities spectrum. Long positioning in soybean oil, gasoil and Brent crude were the largest contributors, but gains were diverse, with 18 of the commodity futures we traded showing positive profit and loss for the period. Soybean meal, lean hogs and wheat were the only detractors.

Within our long/short single stock equities component, quality and momentum factors contributed to performance, while the value factor detracted in aggregate. Being long lower-volatility stocks and short higher-volatility significantly contributed to returns. In capital terms, the portfolio was net long, and this also aided performance, alongside the lower-volatility positioning. Our equity index macro strategies also had a positive impact, based on our long positioning in the U.S., Canada, Italy and Australia, together with our short positions in Japan, Germany and India.

The Fund’s foreign currency macro strategies had positive results during the period. Our long positions in the Brazilian real and South African rand, as well as short positions in the Japanese yen, Australian dollar and the euro all bolstered returns, owing to our foreign currency carry and value factors. Short positioning in the Israeli shekel was a notable detractor.

The Fund’s fixed income positioning weighed on returns overall during the period. Our fixed income macro strategies had a negative impact, as positions in U.S. Treasuries and long positions in Gilts detracted more from performance than the positive contribution from long positions in French and Italian bonds, as well as short positions in Canada.

Thank you for your participation in Franklin Liberty Systematic Style Premia ETF. We look forward to serving your future investment needs.

Chandra Seethamraju, Ph.D.

Sundaram Chettiappan, CFA

Vaneet Chadha, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (12/20/19), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+5.43%	+4.89%	+5.43%	+4.89%
1-Year	-0.43%	-1.20%	-0.43%	-1.20%
Since Inception (12/18/19)	-10.81%	-10.74%	-6.20%	-6.16%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 62 for Performance Summary footnotes.

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FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.238487

Total Annual Operating Expenses4

0.65%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies particular industries or sectors, or general market conditions. The Fund is actively managed and could experience losses if the manager’s judgment about particular investments, or its evaluation of the risks, potential returns and correlation properties of the various risk premia in which the Fund invests, prove to be incorrect. The manager’s allocation of Fund assets among different strategies, asset classes and investments may not prove beneficial or produce the desired results. Trading models used by the manager for securities selection and asset allocation may become outdated and the historical patterns upon which the models are based may weaken or disappear. There can be no assurance that the factor-based risk premia investment strategies utilized by the manager will enhance Fund performance, reduce volatility or reduce potential loss. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Investing in derivatives and the use of foreign currency techniques involve special risks and may not achieve the anticipated benefits and/or may result in losses to the Fund. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument. The Fund may realize losses when a counterparty fails to perform as promised. Currency management strategies could result in losses to the Fund if currencies do not perform as the manager expects. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in an issuer’s financial strength or in a security’s credit rating may affect its value. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they’ve been valued. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks or adverse developments in such areas of focus than a Fund that invests in a wider variety of countries, regions, industries or sectors or investments. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are effective as of October 1, 2021 (as stated in the Fund’s prospectus supplement dated October 1, 2021) and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights section in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 × $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different ETFs. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,054.30	$3.35	$1,021.81	$3.29	0.65%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty U.S. Core Bond ETF

This semiannual report for Franklin Liberty U.S. Core Bond ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks total return. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds of U.S. issuers.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +1.57% based on market price and +1.78% based on net asset value (NAV). In comparison, the Bloomberg U.S. Aggregate Bond Index, which tracks the U.S. investment-grade, taxable bond market, posted a +1.88% cumulative total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 67.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/21

% of Total Net Assets
U.S. Government & Agency Securities	39.8%
Corporate Bonds & Notes	27.0%
Mortgage-Backed Securities	22.8%
Foreign Government and Agency Securities	3.9%
Municipal Bonds	3.5%
Asset-Backed Securities	1.4%
Short-Term Investments & Other Net Assets	1.6%

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, posted a +1.88% total return for the six months ended September 30, 2021.1 The inflation rate was elevated during the period amid high demand and supply-chain bottlenecks, with the price pressures coming principally from the areas most impacted by shutdowns related to the novel coronavirus (COVID-19) pandemic, such as used vehicles, airfares, semiconductors and energy. However, investors’ inflation expectations were relatively stable, and a widely-used measure indicated that markets anticipated inflation will moderate. Longer-term bonds generally outperformed shorter-term bonds, as the yield curve (a measure of the difference between long-term and short-term bond yields) flattened slightly.

In an effort to support the economy, the U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25%. The Fed also maintained quantitative easing measures aimed at ensuring credit flows to borrowers and supporting credit markets with open-ended U.S. Treasury and mortgage bond purchasing. In its September 2021 meeting statement, the Fed indicated that it soon plans to reduce its purchases of U.S. Treasury and mortgage-backed securities but declined to provide a timetable. The Fed also maintained that it views inflation as partially transitory, and that further employment progress was needed before the Fed would consider raising the range for the federal funds target rate.

U.S. Treasury bonds, as measured by the Bloomberg U.S. Treasury Index, posted a +1.83% total return for the six-month period.1 The 10-year U.S. Treasury yield (which moves inversely to price) declined amid an increase in novel coronavirus (COVID-19) cases as the Delta variant spread. Mortgage-backed securities (MBS), as measured by the Bloomberg MBS Index, posted a +0.43% total return for the period, helped by ongoing Fed support.1

Corporate bonds followed a similar trajectory as U.S. Treasuries, but benefited from a continued decline in spreads (the difference in yields between government and corporate bonds) amid an increase in investors’ appetite for risk. High-yield corporate bonds, as represented by the Bloomberg U.S. Corporate High Yield Bond Index, posted a +3.65% total return, while investment-grade corporate bonds, as represented by the Bloomberg U.S. Corporate Bond Index, posted a +3.54% total return.1

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 166.

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FRANKLIN LIBERTY U.S. CORE BOND ETF

Investment Strategy

The Fund invests predominantly in investment-grade bonds of U.S. issuers, including government, corporate-debt, mortgage-backed and asset-backed securities. The Fund’s investments in mortgage-backed securities include securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, and private issuers, including commercial mortgage-backed securities. Under normal market conditions, the Fund is generally expected to have sector, credit and duration exposures comparable to its benchmark index. However, we make investment decisions based upon our own fundamental analysis, which affects the Fund’s sector, credit and duration exposures so that they may vary from the benchmark index.

In addition, the Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the to-be-announced (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and conditions.

For purposes of pursuing its investment goal, the Fund may enter into various interest-rate and credit-related derivatives, principally U.S. Treasury futures, interest-rate swaps and credit default swaps. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select interest rates, durations or credit risks. The Fund may enter into certain derivative transactions to seek to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. We may consider selling a security when we believe the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when we believe another security is a more attractive investment opportunity.

Top 10 Holdings

9/30/21

% of Total Net Assets
U.S. Treasury Note, 2.125%, 2/29/2024	6.3%
U.S. Treasury Note, 1.375%, 8/31/2023	5.8%
U.S. Treasury Note, 0.375%, 11/30/2025	5.4%
U.S. Treasury Note, 0.375%, 1/31/2026	3.5%
U.S. Treasury Note, 0.50%, 3/31/2025	3.1%
U.S. Treasury Note, 0.875%, 6/30/2026	2.1%
U.S. Treasury Note, 1.50%, 3/31/2023	1.8%
U.S. Treasury Bond, 2.25%, 8/15/1946	1.6%
U.S. Treasury Note, 1.875%, 9/30/2022	1.5%
Federal National Mortgage Association, 2.00%, 7/1/1951	1.5%

Manager’s Discussion

Over the period under review, the Fund slightly underperformed its benchmark. For the period under review, security selection was a main contributor to performance. We saw strong positive performance contributions from our selection in investment-grade (IG) corporate bonds, agency mortgage-backed securities (MBS), and sovereign emerging market (EM) debt. In contrast, selection within municipal (muni) bonds curbed relative results. Sector allocations had a neutral impact on performance. Returns from our overweighted exposure in muni securities as well as an underweighted position in MBS and our neutral exposure to IG corporate bonds lifted relative results. In contrast, our overweighted position in sovereign EM and underweighted position in commercial MBS curbed performance over the previous six months. Positioning in asset-backed securities, sovereign bonds from developed nations, and U.S. agency-related issues had a neutral impact on returns. Although we maintained an overall duration similar to that of the benchmark, we were underweighted on the longer-end of the U.S. Treasury yield curve. This positioning weighed on relative returns as intermediate- and long-maturity U.S. Treasury yields fell throughout the period.

Thank you for your participation in Franklin Liberty U.S. Core Bond ETF. We look forward to serving your future investment needs.

David Yuen, CFA, FRM

Patrick Klein, Ph.D.

Tina Chou

Portfolio Management Team

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FRANKLIN LIBERTY U.S. CORE BOND ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY U.S. CORE BOND ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/19/19), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+1.78%	+1.57%	+1.78%	+1.57%
1-Year	-0.52%	-0.63%	-0.52%	-0.63%
Since Inception (9/17/19)	+7.12%	+7.08%	+3.44%	+3.42%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
2.20%	1.26%	1.25%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 68 for Performance Summary footnotes.

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FRANKLIN LIBERTY U.S. CORE BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.276461

Total Annual Operating Expenses7

0.15%

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a Fund’s share price, generally move in the opposite direction of interest rates. Therefore, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/21.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are effective as of October 1, 2021 (as stated in the Fund’s prospectus supplement dated October 1, 2021) and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights section in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY U.S. CORE BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,017.80	$0.76	$1,024.32	$0.76	0.15%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty U.S. Low Volatility ETF

This semiannual report for Franklin Liberty U.S. Low Volatility ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with an emphasis on lower volatility. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. investments.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +7.49% based on market price and +7.60% based on net asset value (NAV). In comparison, the Russell 1000® Index posted a +8.76% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 73.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Information Technology	28.4%
Health Care	13.2%
Consumer Discretionary	12.1%
Financials	11.6%
Communication Services	10.7%
Industrials	7.8%
Consumer Staples	5.4%
Real Estate	3.0%
Energy	2.6%
Utilities	2.5%

Economic and Market Overview

U.S. equities, as measured by the Standard & Poor’s 500 Index (S&P 500), posted a +9.18% total return for the six months ended September 30, 2021.1 Stocks benefited from the continued economic recovery, the ongoing implementation of novel coronavirus (COVID-19) vaccination programs and easing pandemic restrictions. The percentage of the population that received at least one vaccine dose more than doubled during the six-month period. A rebound in corporate earnings and the U.S. Senate’s passage of a bipartisan infrastructure bill further bolstered investor sentiment, helping equities to reach new all-time price highs late in the six-month period.

The U.S. economy continued to recover amid declining unemployment, wage growth and high business confidence. Gross domestic product growth was robust, as strong consumer spending continued to support the economy. The ongoing growth of the economy led the U.S. to surpass its pre-pandemic output in 2021’s second quarter.

The inflation rate was elevated during the six-month period amid increased demand and supply-chain bottlenecks, with the price pressures coming principally from the areas particularly impacted by the shutdown, such as used vehicles, airfares, semiconductors and energy. Personal consumption expenditure, a measure of inflation, also rose dramatically during the period, representing the highest 12-month increase in decades. The unemployment rate declined from 6.0% in March 2021 to 4.8% in September 2021 as job openings increased, but a relative lack of available workers fueled wage growth, adding to some investors’ inflation concerns.

In an effort to support the economy, the U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25%. The Fed also maintained quantitative easing measures aimed at ensuring credit flows to borrowers and supporting credit markets with open-ended U.S. Treasury and mortgage bond purchasing. In its September 2021 meeting statement, the Fed indicated that it soon plans to reduce its purchases of U.S. Treasury and mortgage-backed securities but declined to provide a timetable. The Fed also maintained that it views inflation as

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 177.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

partially transitory, and that further employment progress was needed before the Fed would consider raising the range for the federal funds target rate.

Top 10 Holdings

9/30/21

Company Sector/Industry	% of Total Net Assets
International Business Machines Corp. Information Technology	1.5%
Mastercard Inc., A Information Technology	1.5%
Visa Inc., A Information Technology	1.5%
Oracle Corp. Information Technology	1.5%
Automatic Data Processing Inc. Information Technology	1.5%
Black Knight Inc. Information Technology	1.5%
Texas Instruments Inc. Information Technology	1.5%
Apple Inc. Information Technology	1.5%
Fidelity National Information Services Inc. Information Technology	1.5%
Analog Devices Inc. Information Technology	1.5%

Investment Strategy

The Fund invests primarily in equity securities (principally common stocks) of U.S. companies.2 The Fund seeks capital appreciation, while providing a lower level of volatility than the broader equity market as measured by the Russell 1000® Index, meaning the Fund seeks returns that fluctuate less than the returns of the Russell 1000® Index. We apply a fundamentally driven “bottom-up” research process to create a starting universe of eligible securities across a large number of sectors derived from the holdings of a number of Franklin Templeton equity funds. The investment manager screens that universe on a quarterly basis in order to identify those securities with the lowest realized volatility relative to their corresponding sectors, while also incorporating fundamental view of individual stocks. The Fund’s sector weightings generally are based on the current sector weightings within the Russell 1000® Index. Individual securities in the Fund’s portfolio are generally weighted equally within each sector. The investment manager may, from time to time, make adjustments to the Fund’s portfolio as a result of corporate actions, changes to the volatility profile of the Fund’s holdings, or for risk management related purposes.

Manager’s Discussion

The Fund generated positive absolute returns but underperformed its benchmark, the Russell 1000® Index, for the six-month period ended September 30, 2021. Stock selection in the information technology (IT) sector was the most significant detractor from relative performance during the period. While our holdings in Microsoft and Apple delivered absolute gains, their underweightings resulted in negative relative performance. In contrast, an overweighted position in Intuit was a top contributor in the information technology sector. The financial software company reported better-than-expected financial results for the recent quarter, with solid growth across segments, including its online services and Small Business and Self-Employed Group.

BWX Technologies detracted from relative performance in the industrials sector. The shares of this leading supplier of nuclear components and fuel to the U.S. government and commercial nuclear power industry lagged as recent quarterly results were impacted by COVID-19 headwinds. An overweighting in Fidelity National Information Services was another detractor from the IT sector. This provider of IT solutions for financial services firms underperformed despite reporting quarterly earnings and revenue estimates that beat expectations. Elsewhere, an overweighted position in Nasdaq, a financial services firm and operator of stock exchanges, added to the Fund’s results.

McCormick & Company detracted from relative performance in the consumer staples sector. While demand for its products remained high, the spice maker’s operations were complicated by supply chain issues tied to the pandemic. Conversely, Danaher contributed to returns in the health care sector. The medical equipment maker announced plans to expand its COVID-19 vaccine footprint through acquisition. Other contributors included Oracle and Synopsis from the information technology sector. Enterprise software maker Oracle benefited from the increase in corporate spending as the global economy reopened, while Synopsys benefited from continued demand for its semiconductor chips.

Thank you for your participation in Franklin Liberty U.S. Low Volatility ETF. We look forward to serving your future investment needs.

Todd Brighton, CFA

Portfolio Manager

2. “U.S. companies” are those that (i) are organized under the laws of, or have a principal office in, or for whose securities the principal trading market is, the U.S.; (ii) derive 50% or more of their total revenue or profit from either goods or services produced, or sales made, in the U.S.; or (iii) have 50% or more of their assets in the U.S.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/22/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+7.60%	+7.49%	+7.60%	+7.49%
1-Year	+22.13%	+21.96%	+22.13%	+21.96%
5-Year	+100.81%	+102.06%	+14.96%	+15.11%
Since Inception (9/20/16)	+102.98%	+103.11%	+15.12%	+15.14%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 74 for Performance Summary footnotes.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.343674

Total Annual Operating Expenses4

0.29%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. There can be no guarantee that the Fund’s volatility strategy will be successful, and achieving the Fund’s volatility strategy does not mean the Fund will achieve a positive or competitive return. The volatility strategy can also be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt this strategy. Smaller and midsize-company stocks have historically experienced more price volatility than larger company stocks, especially over the short term. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are effective as of October 1, 2021 (as stated in the Fund’s prospectus supplement dated October 1, 2021) and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights section in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,076.00	$1.51	$1,023.61	$1.47	0.29%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty U.S. Treasury Bond ETF

This semiannual report for Franklin Liberty U.S. Treasury Bond ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks income. Under normal market conditions, the Fund invests at least 80% of its net assets in direct obligations of the U.S. Treasury.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +1.49% based on market price and +1.78% based on net asset value (NAV). In comparison, the Bloomberg U.S. Treasury Index, which measures the performance of U.S. Treasury bills, posted a +1.83% cumulative total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 79.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

9/30/21

% of Total Net Assets
U.S. Government & Agency Securities	97.8%
Mortgage-Backed Securities	1.7%
Short-Term Investments & Other Net Assets	0.5%

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, posted a +1.88% total return for the six months ended September 30, 2021.1 The inflation rate was elevated during the period amid high demand and supply-chain bottlenecks, with the price pressures coming principally from the areas most impacted by shutdowns related to the novel coronavirus (COVID-19) pandemic, such as used vehicles, airfares, semiconductors and energy. However, investors’ inflation expectations were relatively stable, and a widely-used measure indicated that markets anticipated inflation will moderate. Longer-term bonds generally outperformed shorter-term bonds, as the yield curve (a measure of the difference between long-term and short-term bond yields) flattened slightly.

In an effort to support the economy, the U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25%. The Fed also maintained quantitative easing measures aimed at ensuring credit flows to borrowers and supporting credit markets with open-ended U.S. Treasury and mortgage bond purchasing. In its September 2021 meeting statement, the Fed indicated that it soon plans to reduce its purchases of U.S. Treasury and mortgage-backed securities but declined to provide a timetable. The Fed also maintained that it views inflation as partially transitory, and that further employment progress was needed before the Fed would consider raising the range for the federal funds target rate.

U.S. Treasury bonds, as measured by the Bloomberg U.S. Treasury Index, posted a +1.83% total return for the six-month period.1 The 10-year U.S. Treasury yield (which moves inversely to price) declined amid an increase in novel coronavirus (COVID-19) cases as the Delta variant spread. Mortgage-backed securities (MBS), as measured by the Bloomberg MBS Index, posted a +0.43% total return for the period, helped by ongoing Fed support.1

Corporate bonds followed a similar trajectory as U.S. Treasuries, but benefited from a continued decline in spreads (the difference in yields between government and corporate bonds) amid an increase in investors’ appetite for risk. High-yield corporate bonds, as represented by the Bloomberg U.S. Corporate High Yield Bond Index, posted a +3.65% total return, while investment-grade corporate bonds, as represented by the Bloomberg U.S. Corporate Bond Index, posted a +3.54% total return.1

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 181.

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FRANKLIN LIBERTY U.S. TREASURY BOND ETF

Investment Strategy

The Fund invests at least 80% of its net assets in direct obligations of the U.S. Treasury, including Treasury bonds, bills and notes and investments that provide exposure to direct obligations of the U.S. Treasury. The Fund may also invest in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, including government sponsored entities and mortgage-backed securities (MBS).

In addition, the Fund may purchase or sell MBS on a delayed delivery or forward commitment basis through the to-be-announced (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and conditions.

To pursue its investment goal, the Fund may enter into certain interest rate-related derivative transactions, principally interest rate/bond futures contracts and interest rate swaps. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select interest rates or durations. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. We may consider selling a security when we believe the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when we believe another security is a more attractive investment opportunity.

Top 10 Holdings

9/30/21

% of Total Net Assets
U.S. Treasury Note , 0.125%, 5/31/22	9.0%
U.S. Treasury Bond , 1.875%, 7/31/26	8.0%
U.S. Treasury Bond , 0.5%, 6/30/27	6.3%
U.S. Treasury Bond , 1.25%, 4/30/28	4.7%
U.S. Treasury Bond , 2.50%, 5/15/24	3.6%
U.S. Treasury Bond , 1.50%, 11/30/24	3.4%
U.S. Treasury Bond , 2.25%, 11/15/24	3.4%
U.S. Treasury Bond , 2.125%, 3/31/24	3.3%
U.S. Treasury Bond , 2.125%, 11/30/24	3.3%
U.S. Treasury Bond , 2.0%, 4/30/24	3.1%

Manager’s Discussion

During the review period, our non-benchmark allocation to U.S. Treasury Inflation-Protected Securities was the primary contributor to performance relative to the benchmark. While forward-looking inflation expectations started and ended the period at roughly the same level, robust realized inflation benefited the Fund with strong accruals. Conversely, our allocation to agency fixed-rate mortgage-backed securities detracted from results as spreads widened over the period. Our overall duration positioning hindered relative returns over the period, mainly from the 10-year and 30-year duration portions of the curve. The Fund was positioned with less duration than the benchmark overall and positioned across the curve to benefit from a steepening of the yield curve. Over the period, yields for Treasuries with maturities less than five years rose, while yields for Treasuries with maturities greater than five years fell.

Thank you for your participation in Franklin Liberty U.S. Treasury Bond ETF. We look forward to serving your future investment needs.

Warren Keyser

Patrick Klein, Ph.D.

Portfolio Management Team

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FRANKLIN LIBERTY U.S. TREASURY BOND ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY U.S. TREASURY BOND ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/11/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+1.78%	+1.49%	+1.78%	+1.49%
1-Year	-2.91%	-3.10%	-2.91%	-3.10%
Since Inception (6/9/20)	-1.63%	-1.72%	-1.25%	-1.31%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
1.82%	0.87%	0.48%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 80 for Performance Summary footnotes.

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FRANKLIN LIBERTY U.S. TREASURY BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.215158

Total Annual Operating Expenses7

0.09%

All investments involve risks, including possible loss of principal. Interest-rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a Fund’s share price, generally move in the opposite direction of interest rates. Therefore, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/21.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are effective as of October 1, 2021 (as stated in the Fund’s prospectus supplement dated October 1, 2021) and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights section in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY U.S. TREASURY BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,017.80	$0.46	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty Ultra Short Bond ETF

This semiannual report for Franklin Liberty Ultra Short Bond ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

A high level of current income as is consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and investments that provide exposure to bonds.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +0.27% based on market price and +0.27% based on net asset value (NAV). In comparison, the ICE BofA U.S. 3-Month Treasury Bill Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +0.01% cumulative total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 85.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Banks	22.9%
Consumer Finance	13.6%
Pharmaceuticals	10.8%
Energy Equipment & Services	5.5%
Chemicals	4.9%
Road & Rail	4.1%
Biotechnology	4.1%
Automobiles	4.1%
Industrial Conglomerates	4.1%
Internet & Direct Marketing Retail	4.1%

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, posted a +1.88% total return for the six months ended September 30, 2021.1 The inflation rate was elevated during the period amid high demand and supply-chain bottlenecks, with the price pressures coming principally from the areas most impacted by shutdowns related to the novel coronavirus (COVID-19) pandemic, such as used vehicles, airfares, semiconductors and energy. However, investors’ inflation expectations were relatively stable, and a widely-used measure indicated that markets anticipated inflation will moderate. Longer-term bonds generally outperformed shorter-term bonds, as the yield curve (a measure of the difference between long-term and short-term bond yields) flattened slightly.

In an effort to support the economy, the U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25%. The Fed also maintained quantitative easing measures aimed at ensuring credit flows to borrowers and supporting credit markets with open-ended U.S. Treasury and mortgage bond purchasing. In its September 2021 meeting statement, the Fed indicated that it soon plans to reduce its purchases of U.S. Treasury and mortgage-backed securities but declined to provide a timetable. The Fed also maintained that it views inflation as partially transitory, and that further employment progress was needed before the Fed would consider raising the range for the federal funds target rate.

U.S. Treasury bonds, as measured by the Bloomberg U.S. Treasury Index, posted a +1.83% total return for the six-month period.1 The 10-year U.S. Treasury yield (which moves inversely to price) declined amid an increase in novel coronavirus (COVID-19) cases as the Delta variant spread. Mortgage-backed securities (MBS), as measured by the Bloomberg MBS Index, posted a +0.43% total return for the period, helped by ongoing Fed support.1

Corporate bonds followed a similar trajectory as U.S. Treasuries, but benefited from a continued decline in spreads (the difference in yields between government and corporate bonds) amid an increase in investors’ appetite for risk. High-yield corporate bonds, as represented by the Bloomberg U.S.

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 184.

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FRANKLIN LIBERTY ULTRA SHORT BOND ETF

Corporate High Yield Bond Index, posted a +3.65% total return, while investment-grade corporate bonds, as represented by the Bloomberg U.S. Corporate Bond Index, posted a +3.54% total return.1

Investment Strategy

The Fund targets securities with an estimated average portfolio duration of one year or less. The Fund invests predominantly in U.S. dollar denominated, investment-grade debt securities and investments. The Fund generally expects to invest a substantial portion of its assets in cash, cash equivalents and high-quality money market securities, including commercial paper, certificates of deposit, repurchase agreements and affiliated or unaffiliated money market funds. The Fund may invest in securities issued or guaranteed by the U.S. government or by non-U.S. governments or their respective agencies or instrumentalities, including mortgage-backed securities and inflation-indexed securities issued by the U.S. Treasury. The Fund may also invest in mortgage dollar rolls, asset-backed securities and U.S. dollar denominated foreign securities.

The Fund may enter into certain interest rate-related derivatives to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. The Fund’s portfolio is constructed by taking into account our desired duration and yield curve exposure, total return potential, as well as the appropriate diversification and risk profile at the issue, company and industry level.

Top 10 Holdings

09/30/2021

Issue/Issuer	% of Total Net Assets
Penske Truck Leasing Co. LP/PTL Finance Corp., senior note, 144A, 2.7%, 3/14/2023	4.1%
Hyundai Capital America, senior note, 144A, 2.375%, 2/10/2023	4.1%
DuPont de Nemours Inc., senior note, FRN thereafter, 1.235%, 11/15/2023	4.1%
Citigroup Inc., senior note, FRN thereafter, 1.55%, 9/01/2023	4.1%
General Electric Co., senior unsecured, FRN thereafter, 1.116%, 3/15/2023	4.1%
eBay Inc., senior note, 0.999%, 1/30/2023	4.1%
AstraZeneca PLC, senior note, 0.789%, 8/17/2023	4.1%
M&T Bank Corp., senior note, FRN thereafter, 0.805%, 7/26/2023	4.1%
AmerisourceBergen Corp., senior note, 0.737%, 3/15/2023	4.0%
Microchip Technology Inc., senior secured note, 144A, 0.983%, 9/01/2024	4.0%

Manager’s Discussion

Short-term investment-grade (IG) corporate bonds performed well for six months under review, helped by tighter corporate bond spreads and limited movement in short-term Treasury rates.

The Fund outperformed its benchmark during the six-month period under review.

The Fund’s overweighted allocation to IG corporate debt was the main contributor to its outperformance. This exposure lifted returns as the sector saw modest spread tightening over the period. Additionally, IG corporate bonds provided superior carry versus the benchmark basket of U.S. Treasury (UST) bills. Within the IG corporate bond segment, our allocations to banking, consumer non-cyclical, and energy-related issues lifted returns. Positive contributors from individual positions included General Electric, Textron and Goldman Sachs Group, while detractors included The Boeing Company, Bristol-Myers Squibb and Glencore Finance Canada. In addition, the Fund’s overweighted allocation to credit card asset-backed securities was accretive to returns over the quarter.

Yield curve positioning detracted from performance. The portfolio has a duration slightly longer than that of the index, with an allocation to bonds with one- to two-year maturities. Yields in this portion of the UST yield curve rose modestly over the period.

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FRANKLIN LIBERTY ULTRA SHORT BOND ETF

While the Fund has the ability to invest in derivative securities, it held no derivatives during the period under review.

Thank you for your participation in Franklin Liberty Ultra Short Bond ETF. We look forward to serving your future investment needs.

David Yuen, CFA, FRM

Shawn Lyons, CFA

Thomas Runkel, CFA

Kent Burns, CFA

Johnson Ng

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY ULTRA SHORT BOND ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (7/16/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/211

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+0.27%	+0.27%	+0.27%	+0.27%
1-Year	+0.80%	+0.76%	+0.80%	+0.76%
Since Inception (7/14/20)	+1.18%	+1.18%	+0.97%	+0.97%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
0.55%	0.27%	-2.52%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 86 for Performance Summary footnotes.

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FRANKLIN LIBERTY ULTRA SHORT BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.077286

Total Annual Operating Expenses7

0.15%

All investments involve risk, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund’s capital. The Fund is not a money market fund and does not seek to maintain a stable net value of $1.00 per share. Interest rate movements, unanticipated changes in mortgage prepayment rates and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a Fund’s share price, generally move in opposite direction of interest rates. Therefore, as the price of bonds in the Fund adjust to rise in interest rates, the Fund’s share price may decline. By focusing its investments in financials related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wide variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies and such industries. The Fund’s investment in foreign securities involve certain risks including currency fluctuations, and economic and political uncertainties. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities involves special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/21.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are effective as of October 1, 2021 (as stated in the Fund’s prospectus supplement dated October 1, 2021) and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights section in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY ULTRA SHORT BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,002.70	$0.75	$1,024.32	$0.76	0.15%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Financial Highlights

Franklin Disruptive Commerce ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31,
			2021		2020[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$49.21		$21.32		$25.00

Income from investment operations[b]:

Net investment loss[c]	(0.11)		(0.21)		(0.01)

Net realized and unrealized gains (losses)	0.30		28.10		(3.67)

Total from investment operations	0.19		27.89		(3.68)

Net asset value, end of period	$49.40		$49.21		$21.32

Total return[d]	0.39%		130.82%		(14.72)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.72%		0.87%		12.59%

Expenses net of waiver and payments by affiliates	0.50%		0.50%		0.50%

Net investment loss	(0.43)%		(0.44)%		(0.32)%

Supplemental data

Net assets, end of period (000’s)	$37,051		$41,827		$2,132

Portfolio turnover rate[f]	25.41%	[g]	45.81%	[g]	0.94% [g]

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	25.41%	45.81%	0.94%

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Statement of Investments, September 30, 2021 (unaudited)

Franklin Disruptive Commerce ETF

		Country	Shares	Value
	Common Stocks 98.2%
	Consumer Finance 0.7%
	Kaspi.KZ JSC, GDR	Kazakhstan	2,288	$242,986

	Diversified Consumer Services 0.5%
a	Chegg Inc.	United States	2,674	181,886

	Entertainment 11.3%
	Activision Blizzard Inc.	United States	9,718	752,076
a	Sea Ltd., ADR	Taiwan	8,724	2,780,600
a	Spotify Technology SA	United States	1,757	395,922
a	Zynga Inc.	United States	33,284	250,629

				4,179,227

	Equity Real Estate Investment Trusts (REITs) 1.0%
	Prologis Inc.	United States	3,022	379,049

	Food & Staples Retailing 0.6%
a	Ocado Group PLC	United Kingdom	9,376	210,175

	Hotels, Restaurants & Leisure 4.9%
a	Airbnb Inc.	United States	5,902	990,061
a	Booking Holdings Inc.	United States	346	821,359

				1,811,420

	Interactive Media & Services 6.6%
a	Adevinta ASA, B	France	16,439	282,481
a	Match Group Inc.	United States	3,703	581,334
	Tencent Holdings Ltd.	China	6,516	386,207
a,b	Trustpilot Group PLC, 144A	United Kingdom	69,963	363,754
a	Zillow Group Inc., C	United States	3,667	323,210
a	ZoomInfo Technologies Inc., A	United States	8,627	527,886

				2,464,872

	Internet & Direct Marketing Retail 23.9%
a	Amazon.com Inc.	United States	608	1,997,304
a	Chewy Inc., A	United States	4,681	318,823
a,b	Delivery Hero SE, 144A	Germany	3,490	446,741
a	DoorDash Inc., A	United States	2,413	497,030
a	Etsy Inc.	United States	1,960	407,602
a	Fiverr International Ltd.	Israel	7,775	1,420,337
a,b	JD Health International Inc., 144A	China	15,765	152,088
a	JD.com Inc., ADR	China	1,793	129,526
a,b	Meituan Dianping, 144A	China	6,777	214,680
a	MercadoLibre Inc.	Argentina	1,095	1,838,943
a	Overstock.com Inc.	United States	2,431	189,423
a	Ozon Holdings PLC, ADR	Cyprus	4,077	205,685
a	Pinduoduo Inc., ADR	China	2,059	186,689
a	Revolve Group Inc.	United States	6,975	430,846
a	Wayfair Inc., A	United States	683	174,513
	Zozo Inc.	Japan	6,300	236,868

				8,847,098

	IT Services 24.7%
a	Adyen NV, ADR	Netherlands	41,402	1,160,912
a	Afterpay Ltd.	Australia	5,056	443,085
a	BigCommerce Holdings Inc., Series 1	United States	2,962	149,996
a	Dlocal Ltd.	Uruguay	6,261	341,600
	Mastercard Inc., A	United States	1,159	402,961
a	Nuvei Corp.	Canada	3,260	376,595
a	Pagseguro Digital Ltd., A	Brazil	2,701	139,696
a	PayPal Holdings Inc.	United States	5,355	1,393,425

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Disruptive Commerce ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	IT Services (continued)
a	Shopify Inc., A	Canada	1,649	$2,235,681
a	Square Inc., A	United States	5,820	1,395,869
a	Twilio Inc., A	United States	1,740	555,147
	Visa Inc., A	United States	1,745	388,699
a	Wix.com Ltd.	Israel	889	174,217

				9,157,883

	Leisure Products 0.4%
a	Peloton Interactive Inc., A	United States	1,762	153,382

	Multiline Retail 0.4%
	Magazine Luiza SA	Brazil	54,562	143,592

	Professional Services 1.0%
a	CoStar Group Inc.	United States	4,440	382,106

	Real Estate Management & Development 0.7%
a	Redfin Corp.	United States	5,433	272,193

	Road & Rail 0.5%
a	Lyft Inc., A	United States	3,225	172,828

	Software 17.5%
a	Avalara Inc.	United States	6,783	1,185,465
a	Bill.com Holdings Inc.	United States	2,160	576,612
a	Coupa Software Inc.	United States	736	161,317
a	Crowdstrike Holdings Inc., A	United States	2,805	689,413
a	DocuSign Inc.	United States	4,966	1,278,397
a	Lightspeed Commerce Inc.	Canada	9,562	922,499
a	Manhattan Associates Inc.	United States	1,585	242,553
a	Olo Inc., A	United States	8,740	262,462
a	ROBLOX Corp., A	United States	11,502	868,976
a	Zendesk Inc.	United States	2,521	293,419

				6,481,113

	Specialty Retail 3.5%
a	Carvana Co.	United States	4,300	1,296,622

	Total Investments (Cost $29,760,866) 98.2%			36,376,432
	Other Assets, less Liabilities 1.8%			674,909

	Net Assets 100.0%			$37,051,341

See Abbreviations on page 226.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $1,177,263, representing 3.2% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Exponential Data ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31, 2021[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.34		$25.00

Income from investment operations[b]:

Net investment income (loss)[c]	(0.01)		(—)[d]

Net realized and unrealized gains (losses)	3.83		(1.66)

Total from investment operations	3.82		(1.66)

Net asset value, end of period	$27.16		$23.34

Total return[e]	16.37%		(6.64)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	3.17%		5.95%

Expenses net of waiver and payments by affiliates	0.25%		0.25%

Net investment income (loss)	(0.10)%		(0.07)%

Supplemental data

Net assets, end of period (000’s)	$4,073		$2,334

Portfolio turnover rate[g]	21.76%	[h]	23.20% [h]

aFor the period January 12, 2021 (commencement of operations) to March 31, 2021.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	21.76%	23.20%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin Exponential Data ETF

		Country	Shares	Value
	Common Stocks 99.2%
	Capital Markets 5.4%
	FactSet Research Systems Inc.	United States	111	$43,821
	Moody’s Corp.	United States	132	46,875
	MSCI Inc.	United States	133	80,909
	S&P Global Inc.	United States	117	49,712

				221,317

	Communications Equipment 1.1%
a	Arista Networks Inc.	United States	129	44,330

	Consumer Finance 0.5%
a	Upstart Holdings Inc.	United States	66	20,885

	Electronic Equipment, Instruments & Components 2.1%
a	Keysight Technologies Inc.	United States	508	83,459

	Entertainment 1.6%
a	Roku Inc.	United States	213	66,744

	Equity Real Estate Investment Trusts (REITs) 4.3%
	Crown Castle International Corp.	United States	229	39,690
	Equinix Inc.	United States	112	88,495
	SBA Communications Corp.	United States	145	47,933

				176,118

	Health Care Technology 2.1%
a	Certara Inc.	United States	1,309	43,328
a	Schrodinger Inc.	United States	761	41,611

				84,939

	Interactive Media & Services 23.2%
a	Alphabet Inc., A	United States	84	224,576
a	Facebook Inc., A	United States	298	101,138
a	Pinterest Inc., A	United States	1,221	62,210
a	Snap Inc., A	United States	3,184	235,202
	Tencent Holdings Ltd.	China	701	41,549
a,b	Trustpilot Group PLC, 144A	United Kingdom	4,358	22,658
a	Twitter Inc.	United States	2,036	122,954
a	ZoomInfo Technologies Inc., A	United States	2,195	134,312

				944,599

	IT Services 14.4%
a	Cloudflare Inc., A	United States	982	110,622
a	Gartner Inc.	United States	277	84,175
a	MongoDB Inc.	United States	109	51,395
a	Okta Inc.	United States	162	38,449
a	Perficient Inc.	United States	375	43,387
a	Snowflake Inc., A	United States	339	102,524
a	TaskUS Inc., A	Philippines	279	18,517
a	Thoughtworks Holding Inc.	United States	699	20,068
a	Twilio Inc., A	United States	372	118,687

				587,824

	Life Sciences Tools & Services 1.0%
a	Illumina Inc.	United States	99	40,155

	Professional Services 1.0%
	TransUnion	United States	378	42,453

	Software 40.8%
a	Asana Inc., A	United States	375	38,940
a	Crowdstrike Holdings Inc., A	United States	561	137,883
a	CS Disco Inc.	United States	862	41,324

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Exponential Data ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Software (continued)
a	Datadog Inc., A	United States	1,303	$184,179
a	Digital Turbine Inc.	United States	651	44,756
a	Dynatrace Inc.	United States	1,276	90,558
a	Elastic NV	United States	138	20,561
a	Fair Isaac Corp.	United States	94	37,405
a	Five9 Inc.	United States	219	34,983
a	Fortinet Inc.	United States	607	177,268
a	HubSpot Inc.	United States	124	83,835
	Microsoft Corp.	United States	444	125,172
a	Monday.com Ltd.	United States	174	56,759
a	Palantir Technologies Inc., A	United States	1,708	41,060
a	Palo Alto Networks Inc.	United States	270	129,330
a	SentinelOne Inc., A	United States	696	37,285
a	ServiceNow Inc.	United States	65	40,448
a	Sprout Social Inc., A	United States	366	44,634
a	The Trade Desk Inc., A	United States	541	38,032
	Trend Micro Inc.	Japan	705	39,302
a	Varonis Systems Inc.	United States	648	39,431
a	Zoom Video Communications Inc., A	United States	76	19,874
a	Zscaler Inc.	United States	601	157,594

				1,660,613

	Wireless Telecommunication Services 1.7%
a	T-Mobile US Inc.	United States	529	67,585

	Total Investments before Short Term Investments (Cost $3,603,982)			4,041,021

	Short Term Investments 1.1%
	Money Market Funds 1.1%
c,d	Institutional Fiduciary Trust Portfolio, 0.01%	United States	44,072	44,072

	Total Short Term Investments (Cost $44,072)			44,072

	Total Investments (Cost $3,648,054) 100.3%			4,085,093
	Other Assets, less Liabilities (0.3)%			(11,596)

	Net Assets 100.0%			$4,073,497

See Abbreviations on Page 226.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the value of this security was $22,658, representing 0.6% of net assets.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3(d) regarding investments in affiliated management investment companies.

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Financial Highlights

Franklin Genomic Advancements ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31,
			2021	2020[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$43.26		$22.58	$25.00

Income from investment operations[b]:

Net investment income (loss)[c]	0.20		(0.18)	(0.01)

Net realized and unrealized gains (losses)	8.81		20.92	(2.41)

Total from investment operations	9.01		20.74	(2.42)

Less distributions from:

Net investment income	—		(0.01)	—

Net realized gains	—		(0.05)	—

Total Distributions	—		(0.06)	—

Net asset value, end of period	$52.27		$43.26	$22.58

Total return[d]	20.83%		91.81%	(9.68)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.90%		1.84%	12.22%

Expenses net of waiver and payments by affiliates	0.50%		0.50%	0.50%

Net investment income (loss)	0.79%		(0.45)%	(0.37)%

Supplemental data

Net assets, end of period (000’s)	$33,975		$15,140	$2,258

Portfolio turnover rate[f]	10.88%	[g]	46.58% [g]	2.20% [g]

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	10.88%	44.75%	2.20%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin Genomic Advancements ETF

		Country	Shares	Value

	Common Stocks 99.7%
	Biotechnology 32.4%
a	Beam Therapeutics Inc.	United States	4,734	$411,905
a	BioNTech SE, ADR	Germany	6,952	1,897,826
a	CRISPR Therapeutics AG	Switzerland	4,214	471,673
a	Editas Medicine Inc.	United States	4,596	188,804
a	Exact Sciences Corp.	United States	3,722	355,265
a	Fate Therapeutics Inc.	United States	6,937	411,156
a	Intellia Therapeutics Inc.	United States	15,371	2,062,020
a	Invitae Corp.	United States	9,822	279,239
a	Ligand Pharmaceuticals Inc.	United States	1,055	146,983
a	Moderna Inc.	United States	6,052	2,329,173
a	Natera Inc.	United States	14,045	1,565,175
a	Sana Biotechnology Inc.	United States	14,007	315,438
a	Taysha Gene Therapies Inc.	United States	10,246	190,780
a	Twist Bioscience Corp.	United States	2,130	227,846
a	Veracyte Inc.	United States	3,467	161,042

				11,014,325

	Chemicals 0.8%
	Corteva Inc.	United States	6,748	283,956

	Health Care Equipment & Supplies 2.5%
	Biomerieux	France	1,226	140,041
a	CryoPort Inc.	United States	10,417	692,835

				832,876

	Health Care Providers & Services 2.2%
a	Accolade Inc.	United States	4,165	175,638
a	Guardant Health Inc.	United States	4,559	569,920

				745,558

	Health Care Technology 4.0%
a	Certara Inc.	United States	9,862	326,432
a	Veeva Systems Inc.	United States	3,574	1,029,920

				1,356,352

	Life Sciences Tools & Services 52.2%
a	10X Genomics Inc., A	United States	5,200	757,016
	Agilent Technologies Inc.	United States	6,391	1,006,774
a	Avantor Inc.	United States	18,779	768,061
a	Bio-Rad Laboratories Inc., A	United States	924	689,258
	Bio-Techne Corp.	United States	733	355,190
	Bruker Corp.	United States	7,602	593,716
a	Charles River Laboratories International Inc.	United States	2,514	1,037,452
a	Evotec SE	Germany	15,134	722,805
a	ICON PLC	Ireland	2,263	592,951
a	Illumina Inc.	United States	3,668	1,487,777
a	IQVIA Holdings Inc.	United States	1,371	328,409
	Lonza Group AG	Switzerland	1,586	1,192,837
a	Maravai LifeSciences Holdings Inc., A	United States	9,238	453,401
a	Medpace Holdings Inc.	United States	2,742	519,006
a	NanoString Technologies Inc.	United States	6,551	314,513
a	NeoGenomics Inc.	United States	9,419	454,373
a	Pacific Biosciences of California Inc.	United States	24,859	635,147
	PerkinElmer Inc.	United States	4,026	697,665
a	PPD Inc.	United States	8,135	380,637
a	QIAGEN NV	Netherlands	6,754	349,047
a	Repligen Corp.	United States	7,615	2,200,659
a	Seer Inc.	United States	2,473	85,393

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Genomic Advancements ETF

		Country	Shares	Value
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
	Thermo Fisher Scientific Inc.	United States	2,006	$1,146,088
a,b	WuXi Biologics (Cayman) Inc., 144A	China	58,764	954,911

				17,723,086

	Pharmaceuticals 3.3%
a	Catalent Inc.	United States	8,511	1,132,559

	Semiconductors & Semiconductor Equipment 2.3%
	Brooks Automation Inc.	United States	2,740	280,439
	NVIDIA Corp.	United States	2,405	498,220

				778,659

	Total Investments (Cost $32,111,263) 99.7%			33,867,371
	Other Assets, less Liabilities 0.3%			107,690

	Net Assets 100.0%			$33,975,061

See Abbreviations on page 226.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the value of this security was $954,911, representing 2.8% of net assets.

96	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Intelligent Machines ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31,
			2021	2020[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$43.24		$20.67	$25.00

Income from investment operations[b]:

Net investment income (loss)[c]	(0.06)		(0.06)	—

Net realized and unrealized gains (losses)	5.28		22.63	(4.33)

Total from investment operations	5.22		22.57	(4.33)

Less distributions from net investment income	—		(0.00)[d]	—

Net asset value, end of period	$48.46		$43.24	$20.67

Total return[e]	12.07%		109.21%	(17.32)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	1.19%		2.19%	12.91%

Expenses net of waiver and payments by affiliates	0.50%		0.50%	0.50%

Net investment income (loss)	(0.25)%		(0.17)%	0.20%

Supplemental data

Net assets, end of period (000’s)	$12,115		$ 10,809	$ 2,067

Portfolio turnover rate[g]	8.60%	[h]	75.25% [h]	—% [h]

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.001 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	8.60%	75.25%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin Intelligent Machines ETF

		Country	Shares	Value
	Common Stocks 99.2%
	Aerospace & Defense 4.8%
a	Aerovironment Inc.	United States	955	$82,436
a	Axon Enterprise Inc.	United States	2,335	408,672
a	Kratos Defence & Security Solutions Inc.	United States	3,856	86,027

				577,135

	Auto Components 1.0%
a	Aptiv PLC	United States	821	122,304

	Automobiles 8.7%
a	NIO Inc., ADR	China	1,192	42,471
a	Tesla Inc.	United States	1,303	1,010,450

				1,052,921

	Chemicals 1.6%
a,b	SK IE Technology Co. Ltd., 144A	South Korea	1,022	195,078

	Construction & Engineering 0.9%
	Valmont Industries Inc.	United States	447	105,099

	Electrical Equipment 1.8%
	Eaton Corp. PLC	United States	410	61,217
	Rockwell Automation Inc.	United States	350	102,914
a	Sensata Technologies Holding PLC	United States	925	50,616

				214,747

	Electronic Equipment, Instruments & Components 9.9%
	Amphenol Corp., A	United States	3,312	242,538
	Cognex Corp.	United States	1,432	114,875
	Keyence Corp.	Japan	355	213,175
a	Keysight Technologies Inc.	United States	831	136,525
	TE Connectivity Ltd.	United States	856	117,460
a	Zebra Technologies Corp., A	United States	730	376,257

				1,200,830

	Health Care Equipment & Supplies 15.5%
a	Align Technology Inc.	United States	200	133,086
a	DexCom Inc.	United States	242	132,340
a	IDEXX Laboratories Inc.	United States	336	208,958
a	Inmode Ltd.	United States	497	79,247
a	Insulet Corp.	United States	691	196,403
a	Intuitive Surgical Inc.	United States	757	752,572
a	Masimo Corp.	United States	339	91,771
a	Nevro Corp.	United States	585	68,082
a	Novocure Ltd.	United States	470	54,600
	ResMed Inc.	United States	439	115,698
	Stryker Corp.	United States	161	42,459

				1,875,216

	Health Care Technology 1.5%
a	Inspire Medical Systems Inc.	United States	776	180,715

	Industrial Conglomerates 1.0%
	Roper Technologies Inc.	United States	261	116,440

	IT Services 1.7%
a	Endava PLC, ADR	United Kingdom	535	72,680
a	EPAM Systems Inc.	United States	116	66,176
a	Globant SA	United States	265	74,467

				213,323

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Intelligent Machines ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Machinery 1.6%
	Fortive Corp.	United States	1,704	$120,251
	Harmonic Drive Systems Inc.	Japan	600	29,039
	YASKAWA Electric Corp.	Japan	1,000	48,398

				197,688

	Semiconductors & Semiconductor Equipment 23.2%
	Applied Materials Inc.	United States	1,041	134,008
	ASM International N.V.	Netherlands	362	141,888
	ASML Holding N.V.	Netherlands	694	517,106
	Brooks Automation Inc.	United States	1,785	182,695
	Entegris Inc.	United States	2,201	277,106
	Infineon Technologies AG	Germany	3,291	135,496
	KLA Corp.	United States	421	140,829
	Lam Research Corp.	United States	210	119,521
	MKS Instruments Inc.	United States	301	45,424
	NVIDIA Corp.	United States	2,664	551,874
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	Taiwan	3,225	360,071
	Teradyne Inc.	United States	1,933	211,026

				2,817,044

	Software 20.1%
a	Altair Engineering Inc.	United States	3,586	247,219
a	ANSYS Inc.	United States	850	289,383
a	Aspen Technology Inc.	United States	295	36,226
a	Atlassian Corp. PLC	United States	386	151,088
a	Autodesk Inc.	United States	807	230,132
	Bentley Systems Inc., B	United States	1,260	76,406
a	Cadence Design Systems Inc.	United States	1,635	247,604
a	Cerence Inc.	United States	2,320	222,975
	Dassault Systemes SE	France	3,955	208,396
a	PTC Inc.	United States	1,676	200,768
a	Synopsys Inc.	United States	955	285,937
a	The Descartes Systems Group Inc.	Canada	2,985	242,928

				2,439,062

	Technology Hardware, Storage & Peripherals 5.9%
	Apple Inc.	United States	5,020	710,330

	Total Investments (Cost $9,896,155) 99.2%			12,017,932
	Other Assets, less Liabilities 0.8%			96,852

	Net Assets 100.0%			$12,114,784

See Abbreviations on Page 226.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the value of this security was $195,078, representing 1.6% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31
			2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$26.32		$24.72		$24.97	$24.40	$25.00

Income from investment operations[b]:

Net investment income[c]	0.32		0.59		0.58	0.63	0.22

Net realized and unrealized gains (losses)	0.32		1.59		(0.17)	0.57	(0.60)

Total from investment operations	0.64		2.18		0.41	1.20	(0.38)

Less distributions from net investment income	(0.31)		(0.58)		(0.66)	(0.63)	(0.22)

Net asset value, end of period	$26.65		$26.32		$24.72	$24.97	$24.40

Total return[d]	2.48%		8.84%		1.61%	4.99%	(1.53)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.82%		1.01%		1.46%	2.15%	1.71%

Expenses net of waiver and payments by affiliates	0.30%		0.30%		0.30%	0.30%	0.30%

Net investment income	2.37%		2.29%		2.29%	2.57%	1.55%

Supplemental data

Net assets, end of period (000’s)	$55,962		$42,112		$12,362	$7,490	$7,319

Portfolio turnover rate[f]	1.89%	[g]	14.05%	[g]	35.28% [g]	35.63%	17.49%

aFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	1.89%	14.05%	35.28%

100	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF

		Principal Amount*	Value
	Municipal Bonds 99.5%
	Alabama 0.2%
	Homewood Educational Building Authority, Samford University, Refunding, Series 2019A, 4.00%, 12/01/33	100,000	$116,956

	Alaska 0.5%
	Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation Obligated Group, Refunding, 4.00%, 4/01/32	100,000	115,770
	Borough of Matanuska-Susitna, State of Alaska Department of Administration, Refunding, 4.00%, 9/01/30	150,000	163,920

			279,690

	Arizona 2.0%
	City of Phoenix Civic Improvement Corp., Wastewater Revenue, Series 2018A, 5.00%, 7/01/25	100,000	116,810
	Glendale Industrial Development Authority, 4.00%, 5/15/31	160,000	177,959
	Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student Housing II LLC, 5.00%, 7/01/31	100,000	122,136
	La Paz County Industrial Development Authority,
	5.00%, 2/15/31	100,000	124,574
	5.00%, 2/15/28	100,000	114,018
	Maricopa County Union High School District No 210-Phoenix, Series 2020C, 5.00%, 7/01/31	170,000	217,640
a	Tempe Industrial Development Authority, Tempe Life Care Village Obligated Group, Refunding, 4.00%, 12/01/31	200,000	226,072

			1,099,209

	Arkansas 0.4%
	Arkansas Development Finance Authority,
	Baptist Health Obligated Group, 4.00%, 12/01/34	100,000	116,943
	Baptist Memorial Health Care Obligated Group, Refunding, 5.00%, 9/01/32	100,000	126,483

			243,426

	California 13.4%
	California Municipal Finance Authority,
	Biola University, Inc., Refunding, 5.00%, 10/01/29	100,000	120,518
	Series 2020B, 4.00%, 9/01/30	50,000	56,868
	AMT, Series 2018A, 3.50%, 12/31/35	100,000	109,213
	Series 2021A, 4.00%, 9/01/30	205,000	233,474
b	California Pollution Control Financing Authority, CalPlant I LLC, AMT, 7.50%, 7/01/32	250,000	162,500
	California School Finance Authority,
	Classical Academy Obligated Group, Series 2020A, 3.00%, 10/01/30	215,000	227,757
	Summit Public Schools Obligated Group, 5.00%, 6/01/27	100,000	120,395
	California Statewide Communities Development Authority,
	Community Facilities District No 2018, 4.00%, 9/01/30	150,000	174,849
	Community Facilities District No 2016-02, 4.00%, 9/01/30	130,000	150,959
	Community Facilities District No 2015, 4.00%, 9/01/29	110,000	127,002
	Special Assessment, Series 2020B, 4.00%, 9/02/30	250,000	287,027
	4.00%, 9/01/31	200,000	230,375
	Special Assessment, Series 2021A, 4.00%, 9/02/31	150,000	172,065
	Special Assessment, 4.00%, 9/02/28	250,000	279,818
	California Baptist University, Refunding, Series 2017A, 3.00%, 11/01/22	50,000	50,656
	Community Facilities District No 2015-01, 5.00%, 9/01/27	75,000	84,708
	Chino Community Facilities District, 4.00%, 9/01/30	150,000	171,697
	Chula Vista Community Facilities District, 4.00%, 9/01/31	100,000	113,827
	City of Calimesa, Community Facilities District No 2018-1, 4.00%, 9/01/33	150,000	171,109
	City of Dublin, Community Facilities District No 2015-1, Area No 3, 4.00%, 9/01/31	100,000	113,223
	City of Fontana,
	Community Facilities District No 85, 4.00%, 9/01/30	150,000	172,429
	Community Facilities District No 90 Rosema Phase One, 4.00%, 9/01/27	120,000	135,812

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
California (continued)
City of Ontario,
Community Facilities District No 53, 4.00%, 9/01/28	100,000	$113,578
Community Facilities District No 45, 4.00%, 9/01/31	150,000	172,108
City of Palm Desert, Community Facilities District No 2021-1, Refunding, 3.00%, 9/01/31	100,000	101,555
City of Rancho Cordova, Community Facilities District No 2014-1, 4.00%, 9/01/28	215,000	243,597
City of Roseville, Villages at Sierra Vista Community Facilities District No 1, 4.00%, 9/01/33	225,000	257,280
City of Sacramento, Greenbriar Community Facilities District No 2018-03, 4.00%, 9/01/31	200,000	229,477
Corona-Norco Unified School District, Corona-Norco Unified School District Community Facilities District No 17-1, 4.00%, 9/01/34	105,000	119,615
County of Orange, Village of Esencia, No 2017-1, Series 2018A, 5.00%, 8/15/28	100,000	123,270
CSCDA Community Improvement Authority, 2.875%, 8/01/41	250,000	247,195
Elsinore Valley Municipal Water District, Community Facilities District No 2020, Series 2021A, 4.00%, 9/01/27	100,000	106,885
Irvine Unified School District, Series 2020A, 5.00%, 9/01/32	250,000	323,117
Jurupa Community Services District, 4.00%, 9/01/28	145,000	165,091
Marina Redevelopment Agency Successor Agency, Series 2020A, 4.00%, 9/01/32	135,000	150,137
Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/25	100,000	115,634
Poway Unified School District, 5.00%, 9/01/32	250,000	321,433
River Islands Public Financing Authority, Series 2021A-2, 4.00%, 9/01/30	200,000	216,817
Riverside Unified School District, 4.00%, 9/01/30	245,000	278,801
Romoland School District, Series 2020A, 4.00%, 9/01/33	140,000	159,024
Sacramento Municipal Utility District, Electric System Revenue, 5.00%, 8/15/30	250,000	332,643
Sierra View Local Health Care District, Tulare County, Refunding, 5.00%, 7/01/30	100,000	128,989
Three Rivers Levee Improvement Authority, Refunding, 4.00%, 9/01/31	100,000	115,255

		7,487,782

Colorado 2.1%
Colorado Health Facilities Authority,
Christian Living Neighborhoods Obligated Group, Refunding, 4.00%, 1/01/29	100,000	114,288
Series 2019A-1, 5.00%, 8/01/33	160,000	200,869
Boulder Community Health Obligated Group, Refunding, 5.00%, 10/01/32	150,000	192,459
Regional Transportation District,
Refunding, 5.00%, 1/15/32	250,000	323,624
Sales Tax Revenue, Refunding, Series 2013A, 5.00%, 11/01/27	100,000	124,709
Southglenn Metropolitan District, Refunding, 5.00%, 12/01/30	100,000	103,337
Southlands Metropolitan District No 1, Refunding, Series 2017A-1, 3.50%, 12/01/27	100,000	107,191

		1,166,477

Connecticut 1.3%
Connecticut Housing Finance Authority, Refunding, Series 2016A-1, 2.875%, 11/15/30	150,000	156,633
Connecticut State Health & Educational Facilities Authority,
Series 2020A, 5.00%, 1/01/30	150,000	170,900
Series 2017I-1, 5.00%, 7/01/29	135,000	163,562
Steel Point Infrastructure Improvement District, 4.00%, 4/01/31	200,000	213,005

		704,100

Delaware 0.2%
County of Kent, CHF-Dover LLC, 5.00%, 7/01/29	100,000	116,053

Florida 24.0%
Artisan Lakes East Community Development District, Special Assessment, Series 2021-2, 2.30%, 5/01/26	195,000	193,991
Astonia Community Development District,
Assessment Area One Project, Special Assessment, 3.375%, 5/01/30	150,000	155,616
Assessment Area 2 Project, Special Assessment, 2.50%, 5/01/26	100,000	99,357
Avalon Groves Community Development District,
Assessment Area 3, Special Assessment, 2.375%, 5/01/26	150,000	150,264
Phases 3 and 4 Sub-Assessment, Special Assessment, 2.75%, 5/01/31	145,000	142,713

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
	Avalon Park West Community Development District, Special Assessment, Refunding, 3.25%, 5/01/30	100,000	$103,316
	Babcock Ranch Community Independent Special District,
	Assessment Area 2C, Special Assessment, 3.00%, 5/01/30	50,000	51,426
	Assessment Area 3B, Special Assessment, 3.00%, 5/01/30	145,000	149,132
	Special Assessment, Series 2021, 2.875%, 5/01/31	100,000	99,377
	Bannon Lakes Community Development District, Special Assessment, 3.00%, 5/01/31	200,000	202,177
	Belmond Reserve Community Development District, Special Assessment, Series 2020, 3.25%, 5/01/30	100,000	103,390
	Berry Bay Community Development District, Assessment Area 1, Special Assessment, 3.125%, 5/01/31	100,000	101,700
	Brightwater Community Development District, Assessment Area One, Special Assessment, 2.85%, 5/01/31	100,000	98,840
	Capital Projects Finance Authority, University Project, Series 2020A-1, 5.00%, 10/01/32	105,000	129,444
	Capital Trust Agency, Inc.,
	Liza Jackson Preparatory School, Inc., 4.00%, 8/01/30	100,000	112,235
	Lutz Preparatory School, Inc., Refunding, 4.00%, 6/01/31	200,000	227,038
	Educational Growth Fund LLC, 3.375%, 7/01/31	100,000	108,651
	WFCS Holdings II LLC, Series 2021A, 3.30%, 1/01/31	150,000	152,148
	3.00%, 7/01/31	125,000	129,385
	Celebration Community Development District, Assessment Area One Project, Special Assessment, 2.25%, 5/01/26	105,000	104,185
	CFM Community Development District, Special Assessment, 2.40%, 5/01/26	100,000	99,999
	Chapel Creek Community Development District, Special Assessment, 2.50%, 5/01/26	175,000	174,923
	Coral Keys Homes Community Development District, Special Assessment, 3.125%, 5/01/30	165,000	170,972
	Cordoba Ranch Community Development District, Special Assessment, Refunding, 3.00%, 5/01/31	100,000	102,056
	County of Osceola, Refunding, Series 2020A-2, zero cpn., 10/01/32	150,000	115,333
	Crestview II Community Development District, Special Assessment, Refunding, 4.00%, 5/01/31	126,000	140,229
	Crystal Cay Community Development District, Special Assessment, 2.70%, 5/01/31	100,000	98,832
	Cypress Bluff Community Development District, Special Assessment, Series 2020A, 3.125%, 5/01/30	60,000	62,094
	DW Bayview Community Development District, Special Assessment, 3.00%, 5/01/32	100,000	100,575
	East 547 Community Development District, Assessment Area One Project, Special Assessment, 3.00%, 5/01/31	100,000	99,916
	East Bonita Beach Road Community Development District, Special Assessment, 3.00%, 5/01/32	100,000	100,575
	East Nassau Stewardship District, Special Assessment, 2.40%, 5/01/26	100,000	100,176
	Edgewater East Community Development District, Special Assessment, 3.10%, 5/01/31	100,000	102,048
	Enbrook Community Development District, Special Assessment, 3.00%, 5/01/30	100,000	102,607
	Entrada Community Development District, Special Assessment, 2.125%, 5/01/26	100,000	99,545
	Epperson North Community Development District, Assessment Area 2, Special Assessment, 3.00%, 5/01/31	100,000	100,952
	Florida Development Finance Corp.,
	Brightline Trains Florida LLC, AMT, VRDN, 6.375%, 1/01/49	175,000	178,795
	Glenridge on Palmer Ranch Obligated Group, Refunding, 5.00%, 6/01/31	100,000	117,312
	4.00%, 6/01/31	100,000	114,560
	[a] 3.00%, 7/01/31	125,000	127,328
	Forest Lake Community Development District, Assessment Area 1 Project, Special Assessment, 3.25%, 5/01/30	150,000	155,078
a	Gracewater Sarasota Community Development District, Special Assessment, 2.95%, 5/01/31	165,000	164,050
	Grand Oaks Community Development District, Special Assessment, 4.00%, 5/01/30	150,000	159,177
	Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 3.25%, 5/01/30	100,000	102,907
	Herons Glen Recreation District, Special Assessment, Refunding, 3.00%, 5/01/32	100,000	108,758

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
	Hills of Minneola Community Development District,
	South Parcel Assessment Area, Special Assessment, 3.50%, 5/01/31	100,000	$104,587
	South Parcel Assessment Area, Special Assessment, 2.375%, 5/01/26	75,000	74,580
	Holly Hill Road East Community Development District, Assessment Area 3 Project, Special Assessment, 4.00%, 11/01/25	110,000	113,310
	Indigo Community Development District, 2021 Assessment Area, Phase A1, Special Assessment, 2.70%, 5/01/31	100,000	98,667
	Kindred Community Development District II,
	Special Assessment, 3.00%, 5/01/30	155,000	159,606
	Special Assessment, 2.20%, 5/01/26	70,000	69,577
	Kingman Gate Community Development District,
	Special Assessment, 3.125%, 6/15/30	110,000	114,779
	Special Assessment, 2.50%, 6/15/26	100,000	100,607
	Lakes of Sarasota Community Development District,
	Special Assessment, Series 2021A-1, 3.40%, 5/01/31	135,000	137,181
	Special Assessment, Series 2021B-1, 3.00%, 5/01/26	115,000	115,694
	Lakewood Ranch Stewardship District,
	Special Assessment, 3.20%, 5/01/30	175,000	181,827
	Special Assessment, 3.125%, 5/01/30	60,000	62,067
	Northeast Sector Project, Special Assessment, Refunding, 3.20%, 5/01/30	100,000	103,697
	Leomas Landing Community Development District,
	[a] Assessment Area One, Special Assessment, 2.40%, 5/01/26	115,000	114,604
	[a] Assessment Area Two, Special Assessment, 2.95%, 5/01/31	100,000	99,421
	Magnolia Park Community Development District, Special Assessment, Refunding, 4.00%, 5/01/31	47,000	52,296
	Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Refunding, 5.00%, 7/01/28	150,000	153,824
	Mirada II Community Development District, Special Assessment, 3.125%, 5/01/31	100,000	101,289
	New Port Tampa Bay Community Development District, Special Assessment, 2.875%, 5/01/26	100,000	100,861
	North AR-1 Pasco Community Development District, Special Assessment, 2.625%, 5/01/26	100,000	100,099
	Old Hickory Community Development District, Special Assessment, 3.00%, 6/15/30	100,000	103,020
	Osceola Village Center Community Development District, Special Assessment, 2.375%, 5/01/26	100,000	99,355
	Parkview at Long Lake Ranch Community Development District, Special Assessment, 3.125%, 5/01/30	100,000	103,214
	Parrish Plantation Community Development District, Special Assessment, 3.125%, 5/01/31	100,000	101,426
	Pine Ridge Plantation Community Development District, Subordinate Lien, Special Assessment, Refunding, Series 2020A-2, 3.30%, 5/01/30	150,000	154,979
	Preserve at South Branch Community Development District, Special Assessment, Series 2021, 3.00%, 5/01/31	100,000	101,226
a	Quail Roost Community Development District, Expansion Area Project, Special Assessment, 2.70%, 12/15/31	145,000	143,465
	Reunion East Community Development District, Special Assessment, 2.85%, 5/01/31	100,000	98,840
	River Hall Community Development District,
	Assessment Area 3, Special Assessment, Series 2020A, 3.25%, 5/01/31	100,000	103,763
	Special Assessment, Refunding, Series 2021A-2, 3.00%, 5/01/22	65,000	65,642
	Special Assessment, Refunding, Series 2021A-2, 3.00%, 5/01/23	35,000	35,803
	Special Assessment, Refunding, Series 2021A-2, 3.00%, 5/01/24	30,000	30,925
	Special Assessment, Refunding, Series 2021A-2, 3.00%, 5/01/25	40,000	41,345
	Rivers Edge II Community Development District, Special Assessment, 3.00%, 5/01/31	100,000	100,679
	Rivers Edge III Community Development District, Special Assessment, 2.40%, 5/01/26	100,000	100,252
	Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 3.00%, 6/15/30	80,000	82,125
	Sanctuary Cove Community Development District, Special Assessment, 2.125%, 5/01/26	135,000	133,805
	Sandmine Road Community Development District, Assessment Area One, Special Assessment, 3.125%, 5/01/30	100,000	103,582
	Sandridge Community Development District, Special Assessment, Series 2021A1, 2.875%, 5/01/26	140,000	140,439

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Florida (continued)
	Sarasota National Community Development District, Special Assessment, Refunding, 3.50%, 5/01/31	100,000	$107,027
	Sawyers Landing Community Development District, Special Assessment, 3.75%, 5/01/31	150,000	155,659
	Shingle Creek at Bronson Community Development District, Special Assessment, 3.10%, 6/15/31	100,000	101,447
	Six Mile Creek Community Development District, Special Assessment, 3.00%, 5/01/31	100,000	100,474
	South Creek Community Development District, Assessment Area One, Special Assessment, 2.375%, 6/15/26	150,000	149,666
	Southern Groves Community Development District No 5, Special Assessment, 2.80%, 5/01/31	100,000	98,758
	Southshore Bay Community Development District, Assessment Area One, Special Assessment, 3.00%, 5/01/33	135,000	133,176
	St Johns County Industrial Development Authority, 4.00%, 12/15/31	205,000	229,717
	Stillwater Community Development District, 2021 Project, Special Assessment, 3.00%, 6/15/31	100,000	101,174
	Storey Park Community Development District, Special Assessment, 2.375%, 6/15/26	150,000	149,865
	Summer Woods Community Development District, Special Assessment, 2.40%, 5/01/26	125,000	125,030
	Summerstone Community Development District, Phase Two, Special Assessment, 2.75%, 5/01/31	100,000	99,000
	Tamarindo Community Development District, Special Assessment, 3.00%, 5/01/31	100,000	101,295
	Timber Creek Southwest Community Development District,
	2.35%, 12/15/26	125,000	125,000
	Special Assessment, Series 2020, 3.00%, 6/15/30	150,000	155,010
	Tohoqua Community Development District,
	Special Assessment, 2.875%, 5/01/31	100,000	100,202
	Special Assessment, 2.50%, 5/01/26	140,000	140,810
	Tradition Community Development District No 9, Special Assessment, 2.70%, 5/01/31	100,000	98,502
	Trevesta Community Development District, Special Assessment, 3.25%, 5/01/30	100,000	103,196
	Union Park East Community Development District, Assessment Area 3, Special Assessment, 2.40%, 5/01/26	110,000	109,385
	V-Dana Community Development District,
	Assessment Area One, Special Assessment, 3.50%, 5/01/31	150,000	156,584
	Assessment Area One-2021 Project, Special Assessment, Series 2021P, 3.125%, 5/01/31	100,000	101,118
	Veranda Community Development District II, Special Assessment, Refunding, 3.10%, 5/01/31	100,000	101,842
	Verano No 3 Community Development District, Special Assessment, 3.00%, 5/01/31	100,000	101,501
	Village Community Development District No 13, Limited Offering, Special Assessment, 3.00%, 5/01/29	100,000	106,095
	West Port Community Development District, Special Assessment, 2.40%, 5/01/26	100,000	100,049
	West Villages Improvement District,
	Unit of Development No 7, Special Assessment, 3.125%, 5/01/31	100,000	101,495
	Unit of Development No 8, Special Assessment, 2.50%, 5/01/26	100,000	100,506
	Westside Haines City Community Development District, Assessment Area One Project, Special Assessment, 3.00%, 5/01/31	150,000	148,273
a	Wind Meadows South Community Development District, Assessment Area One Project, Special Assessment, 2.95%, 5/01/31	100,000	99,176
	Windward Community Development District, Special Assessment, Series 2020A-1, 3.65%, 5/01/30	100,000	104,488
	Zephyr Lakes Community Development District, Assessment Area Two Project, Special Assessment, Series 2021, 3.00%, 5/01/31	100,000	99,340

			13,420,500

	Georgia 1.3%
	Athens-Clarke County Unified Government Development Authority, University of Georgia Athletic Association, Inc., Series 2005B, Daily, VRDN, 0.04%, 7/01/35	100,000	100,000
	George L Smith II Congress Center Authority, Signia Hotel Management LLC, 3.625%, 1/01/31	350,000	387,546
	Main Street Natural Gas, Inc., Series 2019A, 5.00%, 5/15/29	100,000	127,121

franklintempleton.com	Semiannual Report	105

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Georgia (continued)
Municipal Electric Authority of Georgia, Refunding, Series 2019A, 5.00%, 1/01/33	100,000	$124,102

		738,769

Guam 0.3%
Guam Government Waterworks Authority, Refunding, 5.00%, 7/01/30	125,000	146,753

Illinois 4.6%
Chicago Park District, Refunding, Series 2020F-2, 5.00%, 1/01/31	100,000	127,322
City of Chicago, zero cpn., 1/01/31	525,000	435,691
Illinois Finance Authority,
Lifespace Communities, Inc. Obligated Group, Refunding, Series 2015A, 5.00%, 5/15/24	245,000	270,890
Refunding, 4.00%, 10/01/31	180,000	206,139
[b] 2018 Blue Island LLC, 4.25%, 12/01/28	100,000	3,000
Metropolitan Pier & Exposition Authority,
McCormick Project, Refunding, zero cpn., 6/15/28	100,000	89,828
McCormick Project, zero cpn., 12/15/32	85,000	66,708
Railsplitter Tobacco Settlement Authority, 5.00%, 6/01/27	100,000	118,941
Southwestern Illinois Development Authority, Madison County Community Unit School District No 7 Edwardsville, Refunding, zero cpn., 12/01/24	245,000	236,768
State of Illinois,
Series 2017C, 5.00%, 11/01/29	200,000	239,848
Series 2020B, 5.00%, 10/01/31	150,000	189,833
Refunding, Series 2018B, 5.00%, 10/01/31	100,000	121,671
5.50%, 5/01/30	175,000	228,276
Upper Illinois River Valley Development Authority, Refunding, 3.50%, 12/01/32	125,000	127,643
Village of Villa Park, 1.00%, 12/31/38	100,000	84,773

		2,547,331

Indiana 0.9%
City of Goshen, Green Oaks of Goshen LLC, 4.75%, 8/01/24	130,000	129,971
City of Jeffersonville, Vivera Senior Living of Columbus LLC, Series 2020A, 4.75%, 11/01/30	100,000	102,663
Indiana Finance Authority, Ohio Valley Electric Corp., Series 2012C, 3.00%, 11/01/30	150,000	158,081
Indiana Housing & Community Development Authority, Vita of Marion LLC, Series 2021A, 5.00%, 4/01/31	100,000	104,024

		494,739

Kansas 0.3%
City of Manhattan, Meadowlark Hills Retirement Community Obligated Group, Refunding, Series 2021A, 4.00%, 6/01/28	170,000	189,830

Kentucky 0.4%
County of Owen, Refunding, VRDN, 2.45%, 6/01/39	100,000	106,232
Louisville/Jefferson County Metropolitan Government, Refunding, 4.00%, 5/01/29	100,000	108,849

		215,081

Louisiana 0.7%
Lakeshore Villages Master Community Development District, Special Assessment, 2.375%, 6/01/26	150,000	149,276
Louisiana Local Government Environmental Facilities & Community Development Authority, 5.00%, 7/01/29	100,000	107,635
Port New Orleans Board of Commissioners, AMT, Series 2020E, 5.00%, 4/01/34	100,000	124,518

		381,429

Maryland 1.2%
City of Baltimore, Refunding, 3.25%, 6/01/31	100,000	104,627
County of Frederick, Oakdale-Lake Linganore Development District, 3.25%, 7/01/29	140,000	147,926
Maryland Economic Development Corp., Ports America Chesapeake LLC, Refunding, Series 2017A, 5.00%, 6/01/27	100,000	121,553

106	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Obligated Group, Refunding, 4.00%, 1/01/30	145,000	$172,720
Refunding, 5.00%, 6/01/30	100,000	127,135

		673,961

Massachusetts 0.7%
Massachusetts Development Finance Agency, Wellforce Obligated Group, Refunding, Series 2020C, 5.00%, 10/01/30	200,000	261,370
Foxborough Regional Charter School, Refunding, 5.00%, 7/01/27	100,000	111,878

		373,248

Michigan 1.1%
City of Detroit, Series 2021A, 5.00%, 4/01/30	175,000	216,594
Grand Rapids Economic Development Corp., Refunding, 4.00%, 11/01/27	100,000	107,720
Kalamazoo Economic Development Corp., Refunding, 5.00%, 8/15/31	115,000	130,897
Michigan Strategic Fund, Graphic Packaging International LLC, AMT, VRDN, 4.00%, 10/01/61	150,000	166,748

		621,959

Minnesota 1.6%
City of Apple Valley, PHS Apple Valley Senior Housing, Inc., Orchard Path Phase II Project, 4.00%, 9/01/31	135,000	149,153
City of Eagan, Series 2018A, 4.00%, 2/01/26	100,000	114,138
County of Mille Lacs, Series 2018A, 3.00%, 2/01/24	135,000	142,913
Duluth Economic Development Authority, Refunding, 4.00%, 7/01/31	125,000	136,877
Housing & Redevelopment Authority of The City of St Paul Minnesota, Episcopal Homes Obligated Group, Refunding, 4.00%, 11/01/33	135,000	140,830
Northern Municipal Power Agency, Refunding, 5.00%, 1/01/36	100,000	118,085
St Louis Park Independent School District No 283, Series 2018A, 5.00%, 2/01/25	100,000	115,213

		917,209

Mississippi 0.2%
Mississippi Home Corp., Patriot Services Group Obligated Group, 3.50%, 6/01/33	100,000	99,904

Missouri 1.3%
Cape Girardeau County Industrial Development Authority, SoutheastHEALTH Obligated Group, 5.00%, 3/01/29	130,000	153,916
City of Maryland Heights, Westport Plaza Redevelopment, 3.625%, 11/01/31	90,000	96,003
Curators of the University of Missouri, Refunding, Series 2020B, 5.00%, 11/01/30	250,000	331,511
St Louis County Industrial Development Authority, Refunding, 5.00%, 9/01/27	100,000	119,280

		700,710

Montana 0.2%
Cascade County High School District A Great Falls, 5.00%, 7/01/25	100,000	116,081

Nevada 1.9%
City of Carson City, 5.00%, 9/01/28	115,000	139,825
City of Las Vegas, Special Improvement District No 611, Special Assessment, 3.50%, 6/01/31	160,000	174,510
Special Assessment, 4.00%, 12/01/22	95,000	97,797
Special Assessment, 2.50%, 6/01/29	200,000	202,369
Tahoe-Douglas Visitors Authority, 5.00%, 7/01/31	250,000	298,177
Washoe County School District, Series 2017C, 5.00%, 10/01/26	100,000	121,220

		1,033,898

New Hampshire 0.2%
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire Obligated Group, Refunding, Series 2017A, 5.00%, 7/01/27	100,000	123,672

franklintempleton.com	Semiannual Report	107

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
New Jersey 3.6%
New Jersey Economic Development Authority, AMT, Refunding, VRDN, 2.20%, 10/01/39	100,000	$105,078
5.00%, 7/01/32	100,000	111,167
5.00%, 6/15/31	200,000	258,679
New Jersey Educational Facilities Authority, Seton Hall University, Series 2016C, 5.00%, 7/01/29	240,000	277,610
New Jersey Transportation Trust Fund Authority, Refunding, 5.00%, 12/15/28	100,000	126,005
Series 2006C, zero cpn., 12/15/30	880,000	741,191
Series 2006C, zero cpn., 12/15/31	210,000	171,730
Pinelands Regional School District, 3.00%, 8/01/27	100,000	109,635
State of New Jersey, Series 2020A, 4.00%, 6/01/31	100,000	122,969

		2,024,064

New Mexico 0.6%
Las Cruces School District No 2, Refunding, 5.00%, 8/01/28	250,000	315,556

New York 4.2%
Build NYC Resource Corp., Shefa School Project, Series 2021A, 2.50%, 6/15/31	100,000	98,976
Metropolitan Transportation Authority, Green Bond, Series 2017C-1, 5.00%, 11/15/28	270,000	330,152
Green Bond, Series 2017C-1, 5.00%, 11/15/30	730,000	885,674
New York State Dormitory Authority, St Joseph’s College, 5.00%, 7/01/30	65,000	80,062
New York Transportation Development Corp., Laguardia Gateway Partners LLC Term B, AMT, 5.00%, 7/01/30	100,000	111,667
AMT, 5.25%, 8/01/31	95,000	112,920
Delta Air Lines, Inc., AMT, 4.00%, 10/01/30	125,000	146,265
AMT, Refunding, 5.00%, 12/01/30	100,000	127,363
Refunding, 5.00%, 12/01/30	100,000	128,436
AMT, 2.25%, 8/01/26	150,000	153,735
Triborough Bridge & Tunnel Authority, Refunding, Series 2001C, Daily, VRDN, 0.08%, 1/01/32	200,000	200,000

		2,375,250

North Carolina 0.2%
North Carolina Medical Care Commission, 5.00%, 10/01/27	100,000	110,555

North Dakota 0.2%
County of Grand Forks, Red River Biorefinery LLC, AMT, 6.625%, 12/15/31	125,000	126,220

Ohio 2.1%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Refunding, 4.00%, 11/15/33	150,000	175,183
County of Franklin, Trinity Health Corp Obligated Group, Series 2019A, 5.00%, 12/01/31	100,000	128,989
Wesley Communities Obligated Group, Refunding, 5.00%, 11/15/30	100,000	115,549
Nationwide Children’s Hospital, Inc., 5.00%, 11/01/28	100,000	123,830
County of Hamilton, UC Health Obligated Group, 5.00%, 9/15/33	100,000	126,492
Franklin County Convention Facilities Authority, 5.00%, 12/01/30	100,000	121,530
Ohio Air Quality Development Authority, AMT, 3.75%, 1/15/28	100,000	111,338
State of Ohio, Refunding, 5.00%, 11/15/33	200,000	251,701

		1,154,612

Oregon 1.0%
Medford Hospital Facilities Authority, Asante Health System Obligated Group, Series 2020A, 5.00%, 8/15/33	200,000	257,199
Oregon State Facilities Authority, PeaceHealth Obligated Group, Refunding, Series 2018B, Daily, VRDN, 0.07%, 8/01/34	200,000	200,000
Polk County Hospital Facility Authority, Dallas Mennonite Retirement Community Obligated Group, 4.00%, 7/01/24	100,000	100,058

		557,257

108	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Pennsylvania 2.1%
	Allegheny County Higher Education Building Authority, Robert Morris University, 5.00%, 10/15/26	100,000	$112,459
	Allentown Neighborhood Improvement Zone Development Authority, 5.00%, 5/01/28	100,000	120,073
	Bucks County Industrial Development Authority, Grand View Hospital/Sellersville PA Obligated Group, 5.00%, 7/01/32	150,000	189,558
	Franklin County Industrial Development Authority, 5.00%, 12/01/28	100,000	112,518
	Luzerne County Industrial Development Authority, Pennsylvania-American Water Co., AMT, Refunding, VRDN, 2.45%, 12/01/39	100,000	107,547
	Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series 2017A, 3.375%, 11/15/33	125,000	137,355
	Philadelphia Authority for Industrial Development, MaST Community Charter School II, 5.00%, 8/01/30	150,000	176,672
	Philadelphia Electrical & Technology Charter High School, 4.00%, 6/01/31	100,000	114,436
	Westmoreland County Industrial Development Authority, Excela Health Obligated Group, Refunding, Series 2020A, 5.00%, 7/01/30	100,000	128,705

			1,199,323

	Puerto Rico 6.3%
b	Commonwealth of Puerto Rico, Public Improvement, Refunding, Series 2014A, 8.00%, 7/01/35	260,000	224,900
	GDB Debt Recovery Authority of Puerto Rico, 7.50%, 8/20/40	364,911	343,472
	Puerto Rico Electric Power Authority, Refunding, Series 2007VV, 5.25%, 7/01/27	170,000	187,659
	Refunding, Series 2007VV, 5.25%, 7/01/32	175,000	189,955
	Puerto Rico Highway & Transportation Authority, Refunding, Series 2007CC, 5.25%, 7/01/32	200,000	221,970
	Series 2007CC, 5.50%, 7/01/28	155,000	173,711
	Refunding, Series 2007CC, 5.50%, 7/01/29	250,000	280,245
	Puerto Rico Infrastructure Financing Authority, Series 2005A, zero cpn., 7/01/29	320,000	229,679
	Refunding, Series 2005C, 5.50%, 7/01/27	100,000	110,196
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series 2018A-1, zero cpn., 0.01%, 7/01/31	1,991,000	1,588,971

			3,550,758

	South Carolina 0.2%
	Patriots Energy Group, Refunding, 4.00%, 6/01/33	100,000	116,161

	Tennessee 0.6%
	City of Lawrenceburg, Refunding, 2.50%, 6/01/27	100,000	102,703
	Metropolitan Government of Nashville & Davidson County, Refunding, 4.00%, 7/01/29	100,000	117,198
	Metropolitan Nashville Airport Authority, Subordinate, AMT, Series 2019B, 5.00%, 7/01/30	100,000	128,799

			348,700

	Texas 11.4%
	Arlington Higher Education Finance Corp., Riverwalk Education Foundation, Inc., 4.00%, 8/15/33	100,000	117,697
	City of Anna, Sherley Tract Public Improvement District No 2, Special Assessment, 3.75%, 9/15/31	100,000	98,692
	City of Cedar Park, Refunding, 5.00%, 2/15/24	100,000	111,047
	City of Celina, Special Assessment, 3.625%, 9/01/30	125,000	128,267
	Special Assessment, Refunding, 4.00%, 9/01/30	190,000	208,308
	Wells South Public Improvement District, Special Assessment, 3.125%, 9/01/30	150,000	153,060
	Wells North Public Improvement District, Special Assessment, 3.25%, 9/01/30	180,000	185,770
	Edgewood Creek Public Improvement District, Special Assessment, 3.75%, 9/01/31	180,000	181,110
	City of Crandall, Special Assessment, 4.75%, 9/15/31	100,000	101,804
	Special Assessment, 4.00%, 9/15/31	109,000	110,798

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Texas (continued)
City of Elmendorf, Hickory Ridge Public Improvement District Area No 1 Project, Special Assessment, 3.375%, 9/01/31	100,000	$98,670
City of Fate, Williamsburg East Public Improvement District, Special Assessment, 3.375%, 8/15/30	145,000	149,392
City of Garland, Refunding, 5.00%, 2/15/27	100,000	122,045
City of Horseshoe Bay, Escondido Public Improvement District, Special Assessment, Refunding, 3.00%, 10/01/30	140,000	143,862
City of Justin, Special Assessment, 3.00%, 9/01/31	134,000	132,186
City of Kaufman, Public Improvement District No 1, Special Assessment, 3.125%, 9/15/31	100,000	99,660
City of Kyle, Creeks Public Improvement District, Special Assessment, 3.125%, 9/01/30	105,000	105,655
City of Lago Vista, Special Assessment, Refunding, 3.125%, 9/01/30	130,000	134,358
Tessera on Lake Travis Public Improvement District, Special Assessment, Refunding, 5.00%, 9/01/30	140,000	149,842
City of Leander, Oak Creek Public Improvement District, Special Assessment, Refunding, 3.25%, 9/01/32	100,000	105,838
City of Liberty Hill, Summerlyn West Public Improvement District, Special Assessment, 3.125%, 9/01/30	75,000	77,036
City of Manor, Manor Heights Public Improvement District, Special Assessment, 3.125%, 9/15/26	100,000	99,545
Manor Heights Public Improvement District, Special Assessment, 2.50%, 9/15/26	100,000	99,630
City of Marble Falls, Thunder Rock Public Improvement District, Special Assessment, 3.875%, 9/01/31	100,000	98,701
Special Assessment, 4.625%, 9/01/31	150,000	148,234
City of Mclendon-Chisholm, Special Assessment, 3.125%, 9/15/31	240,000	238,778
City of Midlothian, Special Assessment, 3.50%, 9/15/31	110,000	110,997
City of Oak Point, Special Assessment, 3.25%, 9/01/30	155,000	159,968
Wildridge Public Improvement District No 1, Special Assessment, 2.75%, 9/01/31	100,000	98,207
City of Princeton, Special Assessment, 3.25%, 9/01/30	100,000	105,232
Special Assessment, 2.50%, 9/01/26	111,000	110,744
[a] Winchester Public Improvement District, Special Assessment, 2.875%, 9/01/31	100,000	99,998
City of Red Oak, Public Improvement District No 1, Special Assessment, 2.625%, 9/15/26	100,000	99,219
City of Rowlett,
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 3.125%, 9/15/31	100,000	98,525
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 3.75%, 9/15/31	100,000	99,178
City of Royse City, Creekshaw Public Improvement District, Special Assessment, 3.125%, 9/15/25	150,000	152,810
City of Tomball, Raburn Reserve Public Improvement District, Special Assessment, 3.375%, 9/15/30	100,000	102,396
County of Hays, La Cima Public Improvement District, Special Assessment, 3.25%, 9/15/30	150,000	154,173
County of Medina, Woodlands Public Improvement District IA #1 Project, Special Assessment, 3.50%, 9/01/26	100,000	100,112
Ector County Hospital District, Refunding, 5.00%, 9/15/31	100,000	121,168
Kaufman County, Fresh Water Supply District No 1-D, 2.25%, 9/01/30	160,000	157,657
New Hope Cultural Education Facilities Finance Corp., 4.00%, 1/01/29	100,000	102,718
CHF-Collegiate Housing College Station I LLC, 5.00%, 4/01/29	100,000	106,627
5.00%, 4/01/31	30,000	35,709
4.00%, 4/01/22	80,000	81,485
5.00%, 4/01/29	100,000	122,582
Port Freeport, AMT, Series 2019A, 5.00%, 6/01/31	100,000	123,330
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding, 5.00%, 12/15/30	250,000	326,273
Town of Flower Mound, River Walk Public Improvement District No 1, Special Assessment, Refunding, 3.25%, 9/01/31	150,000	149,368

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Texas (continued)
Viridian Municipal Management District, Viridian Public Improvement District, Special Assessment, 2.375%, 12/01/25	65,000	$65,558
Special Assessment, 2.875%, 12/01/30	100,000	101,391

		6,385,410

Utah 0.8%
City of Provo, Refunding, 4.00%, 1/01/23	100,000	104,750
Military Installation Development Authority, Series 2021A-2, 4.00%, 6/01/36	250,000	258,914
Utah State Building Ownership Authority, Master Lease Program, 2.50%, 5/15/27	100,000	105,279

		468,943

Vermont 0.2%
Vermont Public Power Supply Authority, Refunding, Series 2017A, 5.00%, 7/01/28	100,000	120,692

Virginia 0.4%
Peninsula Town Center Community Development Authority, Special Assessment, Refunding, 4.50%, 9/01/28	100,000	107,280
Virginia Small Business Financing Authority, National Senior Campuses, Inc. Obligated Group, Refunding, 5.00%, 1/01/33	100,000	121,763

		229,043

Washington 1.7%
City of Seattle, 4.00%, 7/01/28	100,000	117,594
Skagit County Public Hospital District No 1, Refunding, 5.00%, 12/01/29	100,000	117,996
Spokane County School District No 356 Central Valley, 5.00%, 12/01/26	100,000	121,895
University of Washington, Series 2016A, 5.00%, 12/01/26	100,000	122,179
Washington Health Care Facilities Authority, 3.00%, 12/01/34	125,000	136,715
Washington State Housing Finance Commission,
Presbyterian Retirement Communities Northwest Obligated Group, Series 2019A, 5.00%, 1/01/34	100,000	114,556
Spokane United Methodist Homes Obligated Group, 5.00%, 1/01/32	100,000	109,830
eliseo Obligated Group, Series 2021A, 4.00%, 1/01/31	100,000	108,742

		949,507

Wisconsin 2.9%
City of Brookfield, Refunding, 3.00%, 12/01/25	115,000	126,547
Public Finance Authority, 5.00%, 6/15/31	120,000	133,976
Refunding, 4.00%, 7/01/31	100,000	103,009
Refunding, 5.00%, 10/01/29	100,000	122,801
Friends Homes Obligated Group, Refunding, 4.00%, 9/01/29	100,000	113,037
Refunding, 5.00%, 10/01/24	100,000	111,009
Refunding, 5.00%, 1/01/30	250,000	320,430
VRDN, 3.50%, 12/01/50	100,000	100,944
Refunding, 4.00%, 3/01/27	65,000	71,004
Wisconsin Center District, Series 2020C, zero cpn., 12/15/30	365,000	310,807
Wisconsin Health & Educational Facilities Authority, St John’s Communities, Inc. Obligated Group, Series 2018A, 4.00%, 9/15/27	100,000	105,870

		1,619,434

Total Investments (Cost $53,934,876) 99.5%		55,660,252
Other Assets, less Liabilities 0.5%		302,145

Net Assets 100.0%		$55,962,397

See Abbreviations on page 226.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity purchased on a when-issued basis. See Note 1(d).

bSee Note 10 regarding defaulted securities.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Federal Tax-Free Bond ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March
			2021		2020		2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$26.86		$26.07		$25.20		$24.34	$25.00

Income from investment operations[b]:

Net investment income[c]	0.18		0.40		0.46		0.67	0.30

Net realized and unrealized gains (losses)	0.21		0.94		1.02		0.85	(0.66)

Total from investment operations	0.39		1.34		1.48		1.52	(0.36)

Less distributions from net investment income	(0.24)		(0.55)		(0.61)		(0.66)	(0.30)

Net asset value, end of period	$27.01		$26.86		$26.07		$25.20	$24.34

Total return[d]	1.43%		5.16%		5.92%		6.38%	(1.45)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.68%		0.78%		1.00%		2.05%	1.71%

Expenses net of waiver and payments by affiliates	0.30%		0.30%		0.30%		0.30%	0.30%

Net investment income	1.29%		1.50%		1.77%		2.74%	2.11%

Supplemental data

Net assets, end of period (000’s)	$122,893		$126,221		$28,674		$8,820	$7,302

Portfolio turnover rate[f]	14.38%	[g]	11.86%	[g]	17.21%	[g]	21.21%	5.00%

aFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	14.38%	11.86%	17.21%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin Liberty Federal Tax-Free Bond ETF

	Principal Amount*	Value
Municipal Bonds 98.8%
Alabama 2.7%
Black Belt Energy Gas District,
Refunding, 4.00%, 12/01/23	435,000	$468,640
Refunding, 4.00%, 12/01/24	475,000	526,631
City of Huntsville, Series 2019A, 5.00%, 5/01/37	250,000	314,500
Lower Alabama Gas District, VRDN, 4.00%, 12/01/50	1,750,000	1,971,693

		3,281,464

Alaska 0.6%
Alaska Municipal Bond Bank Authority, Refunding, Series 2020-1, 5.00%, 12/01/31	425,000	554,333
Borough of Matanuska-Susitna, State of Alaska Department of Administration, Refunding, 4.00%, 9/01/30	150,000	163,920

		718,253

Arizona 3.3%
City of Phoenix Civic Improvement Corp.,
Wastewater Revenue, Series 2018A, 5.00%, 7/01/25	100,000	116,810
Airport Revenue, Refunding, Series 2015B, 5.00%, 7/01/34	1,705,000	1,975,753
Glendale Industrial Development Authority, 4.00%, 5/15/31	400,000	444,898
Maricopa County Union High School District No 210-Phoenix, Series 2020C, 4.00%, 7/01/36	455,000	539,359
Salt River Project Agricultural Improvement & Power District, Refunding, 5.00%, 1/01/39	315,000	383,265
University of Arizona, Refunding, 5.00%, 6/01/37	545,000	643,743

		4,103,828

California 8.8%
Alameda Corridor Transportation Authority, Subordinate Lien, Refunding, Series 2016A, 5.00%, 10/01/22	925,000	965,961
Burbank Redevelopment Agency Successor Agency, Refunding, 3.00%, 12/01/32	100,000	108,704
California Community Choice Financing Authority, Green Bond, Series 2021B-1, VRDN, 4.00%, 2/01/52	3,850,000	4,669,891
California Health Facilities Financing Authority, Kaiser Foundation Hospitals, Subseries 2017A-2, 4.00%, 11/01/38	1,005,000	1,162,285
California Municipal Finance Authority, Northbay Healthcare Group Obligated Group, Refunding, 5.00%, 11/01/26	790,000	930,880
Clovis Unified School District, Refunding, zero cpn., 8/01/35	200,000	136,257
Konocti Unified School District, Series 2004C, zero cpn., 8/01/28	150,000	129,303
Los Angeles County Metropolitan Transportation Authority, 4.00%, 6/01/35	785,000	955,674
Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/37	100,000	117,378
Sierra View Local Health Care District, Refunding, 4.00%, 7/01/26	500,000	570,152
South Tahoe Joint Powers Financing Authority, Project Area 1, Refunding, Series 2017A, 5.00%, 10/01/30	100,000	119,652
Three Rivers Levee Improvement Authority,
Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/27	250,000	282,791
Refunding, 4.00%, 9/01/29	250,000	288,243
Refunding, 4.00%, 9/01/31	200,000	230,510
University of California, Limited Project, Series 2017M, 5.00%, 5/15/34	100,000	122,271

		10,789,952

Colorado 2.9%
Adams & Weld Counties School District No 27J Brighton, 5.00%, 12/01/42	100,000	121,049
Arapahoe County School District No 5 Cherry Creek, Series 2017C, 5.00%, 12/15/35	100,000	122,773
Board of Governors of Colorado State University System, Refunding, Series 2017A, 4.00%, 3/01/35	115,000	131,778
City of Colorado Springs, Refunding, Series 2017A-1, 4.00%, 11/15/33	100,000	116,088
City of Greeley, 4.00%, 8/01/31	100,000	117,909
City of Westminster, Refunding, 5.00%, 12/01/30	200,000	265,466
Colorado Water Resources & Power Development Authority State Revolving Fund, Series 2019A, 4.00%, 9/01/31	150,000	181,485
Denver Convention Center Hotel Authority, Senior, Refunding, 5.00%, 12/01/23	880,000	961,350

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Tax-Free Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Colorado (continued)
Regional Transportation District,
Denver Transit Partners LLC, Refunding, 5.00%, 7/15/31	900,000	$1,168,220
Refunding, 5.00%, 1/15/32	250,000	323,624
Sterling Ranch Community Authority Board, Refunding, Series 2020A, 3.375%, 12/01/30	100,000	109,282

		3,619,024

Connecticut 0.9%
Connecticut State Health & Educational Facilities Authority, Refunding, Series 2014B, VRDN, 1.80%, 7/01/49	225,000	232,150
State of Connecticut,
Series 2020C, 4.00%, 6/01/37		—
Series 2021A, 3.00%, 1/15/33	500,000	558,780
Series 2015A, 5.00%, 8/01/31	320,000	372,163

		1,163,093

Delaware 0.6%
Delaware Transportation Authority, Refunding, 4.00%, 7/01/37	365,000	438,218
University of Delaware, 5.00%, 11/01/37	250,000	314,909

		753,127

District of Columbia 0.5%
District of Columbia Water & Sewer Authority, Sub Series 2019A, 4.00%, 10/01/49	475,000	551,949

Florida 3.9%
City of Fort Myers, Utility System Revenue, Series 2019A, 4.00%, 10/01/34	500,000	583,499
City of Gainesville, Utilities System Revenue, Series 2017A, 5.00%, 10/01/36	250,000	305,275
City of Pompano Beach, John Knox Village of Florida, Inc. Obligated Group, 3.50%, 9/01/30	250,000	271,364
County of Miami-Dade,
Transit System, Refunding, 4.00%, 7/01/36	600,000	707,395
Refunding, Series 2020A, 4.00%, 10/01/34	1,000,000	1,190,365
County of Pasco, Series 2019B, 5.00%, 10/01/36	455,000	577,320
County of Sarasota,
Utility System Revenue, Refunding, Series 2019A, 5.00%, 10/01/34	100,000	126,191
5.00%, 10/01/34	250,000	321,423
State of Florida, Refunding, Series 2020A, 3.00%, 7/01/36	650,000	721,799

		4,804,631

Georgia 1.5%
City of Atlanta, Department of Aviation, Series 2019A, 5.00%, 7/01/34	175,000	222,450
Cobb County Kennestone Hospital Authority, WellStar Health System Obligated Group, 3.00%, 4/01/37	910,000	980,857
Coweta County, Water & Sewage Authority, Refunding, 4.00%, 6/01/35	100,000	122,228
Georgia State Road & Tollway Authority, 5.00%, 6/01/32		—
Main Street Natural Gas, Inc.,
Series 2018A, VRDN, 4.00%, 4/01/48	100,000	106,302
Series 2018B, Monthly, VRDN, 0.805%, 4/01/48	425,000	427,827

		1,859,664

Hawaii 0.3%
State of Hawaii, Refunding, Series 2016B, 5.00%, 1/01/29	255,000	305,450

Illinois 9.8%
Chicago Transit Authority Capital Grant Receipts, Section 5307, Refunding, 5.00%, 6/01/28	1,000,000	1,253,866
City of Chicago, zero cpn., 1/01/31	1,000,000	829,889
Wastewater Transmission Revenue, Refunding, Series 1998A, zero cpn., 1/01/27	1,580,000	1,485,066
County of Cook,
Sales Tax Revenue, Refunding, Series 2021A, 4.00%, 11/15/39	1,250,000	1,456,680
Sales Tax Revenue, Refunding, Series 2021A, 4.00%, 11/15/40	500,000	580,449

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Tax-Free Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Illinois (continued)
Illinois Finance Authority,
Refunding, Monthly, VRDN, .558%, 11/01/34	290,000	$290,002
State of Illinois Water Revolving Fund – Clean Water Program, 4.00%, 7/01/38	1,000,000	1,202,422
Northern Illinois University,
Refunding, 5.00%, 10/01/25	325,000	378,093
Refunding, 5.00%, 10/01/26	295,000	351,993
State of Illinois,
Series 2020B, 5.00%, 10/01/31	750,000	949,163
Series 2019B, 4.00%, 11/01/38	200,000	226,182
5.50%, 5/01/30	100,000	130,444
5.50%, 5/01/39	250,000	316,315
Refunding, 5.00%, 2/01/28	700,000	834,502
University of Illinois,
Auxiliary Facilities System, Refunding, Series 2021A, 5.00%, 4/01/29	725,000	921,825
Refunding, Series 2021A, 5.00%, 4/01/30	555,000	719,105
Upper Illinois River Valley Development Authority, Refunding, 3.50%, 12/01/32	150,000	153,172

		12,079,168

Indiana 0.2%
East Allen Multi School Building Corp., East Allen County Schools, 5.00%, 1/15/38	250,000	299,630

Iowa 0.1%
Iowa Tobacco Settlement Authority, Refunding, Class A, Series 2021B-1, 0.375%, 6/01/30	140,000	139,995

Kansas 0.1%
Douglas County Unified School District No 497 Lawrence, Series 2017A, 3.50%, 9/01/32	100,000	109,293

Kentucky 0.8%
Kentucky Municipal Power Agency, Prairie State Project, Refunding, 5.00%, 9/01/34	285,000	341,382
Louisville/Jefferson County Metropolitan Government, VRDN, 5.00%, 10/01/47	500,000	641,663

		983,045

Louisiana 2.5%
City of New Orleans, Series 2020B, 5.00%, 6/01/30	800,000	1,038,054
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax, Refunding, 5.00%, 8/01/30	250,000	324,588
Louisiana Public Facilities Authority, Refunding, 5.00%, 10/01/26	220,000	262,267
State of Louisiana, Series 2017B, 4.00%, 10/01/34	240,000	278,179
Terrebonne Levee & Conservation District, Series 2020B, 4.00%, 6/01/39	1,000,000	1,133,112

		3,036,200

Maine 0.1%
Maine Municipal Bond Bank, Series 2017C, 5.00%, 11/01/31	135,000	166,594

Maryland 2.9%
City of Cumberland,
Refunding, 5.00%, 6/01/26	1,135,000	1,354,618
Refunding, 5.00%, 6/01/27	1,210,000	1,480,480
County of Prince George’s, Series 2017A, 3.00%, 9/15/32	100,000	109,971
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Obligated Group, Refunding, 4.00%, 1/01/30	365,000	434,778
State of Maryland, Series 2019-1, 5.00%, 3/15/32	135,000	172,288

		3,552,135

Massachusetts 2.2%
Commonwealth of Massachusetts,
Series 2019G, 5.00%, 9/01/27	550,000	685,204
Series 2020, 5.00%, 7/01/37	350,000	450,054
Massachusetts Bay Transportation Authority, Sustainability Bond, Series 2017A-1, 5.00%, 7/01/33	100,000	121,948

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Tax-Free Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts Development Finance Agency,
Worcester Polytechnic Institute, 4.00%, 9/01/44	400,000	$456,151
Beth Israel Lahey Health Obligated Group, Refunding, Series 2016I, 5.00%, 7/01/34	490,000	576,162
Town of Braintree, 4.00%, 6/01/32	250,000	295,676
University of Massachusetts, Refunding, Series 2019-1, 5.00%, 5/01/31	100,000	127,950

		2,713,145

Michigan 2.9%
Lansing Board of Water & Light, Refunding, Series 2019A, 5.00%, 7/01/35	225,000	285,462
Michigan Finance Authority,
Tobacco Settlement Revenue, Refunding, Class 2, Series 2020B-1, 1.25%, 6/01/30	115,000	115,471
Refunding, 5.00%, 11/15/27	1,495,000	1,804,159
State of Michigan, Trunk Line Revenue, 5.00%, 11/15/32	1,000,000	1,321,834

		3,526,926

Minnesota 2.5%
City of Center City, Refunding, 4.00%, 11/01/34	125,000	143,530
Dakota County Community Development Agency, Refunding, Series 2020B, 5.00%, 1/01/28	1,000,000	1,252,281
Minnesota Higher Education Facilities Authority, Macalester College, 3.00%, 3/01/35	500,000	531,664

Minnesota Housing Finance Agency,
Series 2019A, 4.00%, 8/01/34	250,000	294,369
Series 2020D, 4.00%, 8/01/29	500,000	605,196
Northern Municipal Power Agency, Refunding, 5.00%, 1/01/36	100,000	118,084
Southern Minnesota Municipal Power Agency, Series 2017A, 5.00%, 1/01/31	100,000	121,523

		3,066,647

Mississippi 0.5%
Mississippi Development Bank, County of Jackson Project, 3.625%, 11/01/36	400,000	396,549
Mississippi Home Corp., Patriot Services Group Obligated Group, 5.20%, 6/01/36	280,000	276,912

		673,461

Missouri 1.3%
Health & Educational Facilities Authority of the State of Missouri, St Luke’s Episcopal-Presbyterian Hospitals Obligated Group, 4.00%, 12/01/35	755,000	868,255
Kansas City Industrial Development Authority, AMT, 5.00%, 3/01/33	500,000	631,198
Park Hill School District of Platte County, 3.00%, 3/01/33	100,000	106,659

		1,606,112

Montana 0.1%
Cascade County High School District A Great Falls, 5.00%, 7/01/25	100,000	116,081

Nevada 0.6%
City of Las Vegas, Refunding, Series 2019C, 4.00%, 6/01/32	500,000	575,109
Clark County School District, Series 2017A, 5.00%, 6/15/26	100,000	119,734

		694,843

New Hampshire 0.1%
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire Obligated Group, Refunding, Series 2017A, 5.00%, 7/01/27	100,000	123,672

New Jersey 7.5%
New Jersey Economic Development Authority,
Refunding, Series 2019A, VRDN, 5.25%, 4/01/28	1,000,000	1,256,388
State of New Jersey Department of the Treasury, Refunding, Weekly, VRDN, 1.65%, 3/01/28	1,000,000	1,013,658
New Jersey Transportation Trust Fund Authority,
Series 2006C, zero cpn., 12/15/29	870,000	761,093
Series 2020AA, 4.00%, 6/15/36	1,000,000	1,176,870
5.00%, 6/15/34	1,000,000	1,239,288

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Tax-Free Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
New Jersey (continued)
Newark Board of Education, Sustainability Bonds, 5.00%, 7/15/25	250,000	$291,064
Pinelands Regional School District, 3.00%, 8/01/27	100,000	109,635
State of New Jersey,
COVID-19 General Obligation Emergency Bonds, Series 2020A, 4.00%, 6/01/32	2,000,000	2,485,806
Series 2020A, 3.00%, 6/01/32	740,000	832,463

		9,166,265

New Mexico 0.1%
City of Santa, Wastewater Utility System Revenue, 4.00%, 6/01/35	100,000	116,040

New York 10.3%
City of New York,
Subseries 2018F-1, 5.00%, 4/01/37	500,000	612,422
Series 2017B-1, 4.00%, 10/01/36	100,000	114,717
Long Island Power Authority, Series 2019A, 5.00%, 9/01/28	300,000	381,427
Metropolitan Transportation Authority,
Climate Bond Certified, 5.00%, 11/15/32	500,000	630,439
Refunding, Subseries 2012G-4, Monthly, VRDN, 0.608%, 11/01/30	1,000,000	1,002,746
Refunding, Series 2017B, 5.00%, 11/15/28	100,000	123,573
New York City Industrial Development Agency,
Yankee Stadium LLC, Refunding, 5.00%, 3/01/30	1,000,000	1,275,461
Queens Ballpark Co. LLC, Refunding, 5.00%, 1/01/26	1,000,000	1,180,514
New York City Transitional Finance Authority, Future Tax Secured Revenue, Subseries 2017B-1, 5.00%, 8/01/34	100,000	122,073
New York City Water & Sewer System, Water & Sewer System, Refunding, 5.00%, 6/15/26	1,000,000	1,207,634
New York Liberty Development Corp.,
Goldman Sachs Headquarters LLC, Refunding, 5.25%, 10/01/35	800,000	1,126,649
Green Bonds- 4 World Trade, Refunding, 2.50%, 11/15/36	1,900,000	1,895,601
New York State Dormitory Authority,
Rochester Institute of Technology, 5.00%, 7/01/39	300,000	375,332
Refunding, 3.00%, 10/01/33	100,000	106,599
New York State Urban Development Corp., State of New York Personal Income Tax Revenue, Series 2013C, 5.00%, 3/15/31	630,000	672,647
New York Transportation Development Corp.,
AMT, Refunding, 5.00%, 12/01/30	100,000	127,363
Refunding, 5.00%, 12/01/34	500,000	632,062
Western Nassau County Water Authority, Green Bonds, Series 2021A, 4.00%, 4/01/40	900,000	1,069,899

		12,657,158

North Carolina 0.2%
City of Winston-Salem, 4.00%, 6/01/33	100,000	116,422
University of North Carolina at Charlotte, 4.00%, 10/01/34	100,000	115,096

		231,518

Ohio 4.5%
American Municipal Power, Inc., Refunding, 5.00%, 2/15/33	705,000	900,575
City of Columbus, Series 2017A, 3.00%, 4/01/28	100,000	111,382
County of Franklin,
Sales Tax Revenue, 5.00%, 6/01/43	450,000	547,967
Nationwide Children’s Hospital, Inc., 3.125%, 11/01/33	50,000	53,898
Hudson City School District, 4.00%, 12/01/31	100,000	113,553
Licking Heights Local School District, 5.00%, 10/01/30	100,000	122,863
Northeast Ohio Regional Sewer District, Refunding, 4.00%, 11/15/34	100,000	117,403
Ohio State University, 5.00%, 12/01/23	3,000,000	3,309,430
Ohio Water Development Authority, Refunding, 4.00%, 12/01/30	100,000	124,090
State of Ohio, Highway, Series 2016S, 5.00%, 5/01/23	100,000	107,587

		5,508,748

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Tax-Free Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Oklahoma 1.3%
City of Oklahoma City, 4.00%, 3/01/33	500,000	$572,095
Oklahoma State University,
Series 2021A, 5.00%, 9/01/24	405,000	459,538
Series 2021A, 5.00%, 9/01/25	500,000	587,226

		1,618,859

Oregon 1.6%
Clackamas County, School District No 7J Lake Oswego, 5.00%, 6/01/29	310,000	380,753
County of Washington, 5.00%, 3/01/25	175,000	202,270
Deschutes County Hospital Facilities Authority, St Charles Health System Obligated Group, 4.00%, 1/01/38	1,000,000	1,183,590
Portland Community College District, 5.00%, 6/15/25	100,000	116,717
State of Oregon Housing & Community Services Department, Series 2017D, 3.15%, 7/01/32	85,000	88,205

		1,971,535

Pennsylvania 2.9%
Albert Gallatin Area School District, Series 2020B, 4.00%, 9/01/27	1,000,000	1,159,239
Delaware Valley Regional Finance Authority, Series 1998A, 5.50%, 8/01/28	810,000	1,040,416
Pennsylvania Economic Development Financing Authority,
Series 2017A, 5.00%, 11/15/29	750,000	925,008
UPMC Obligated Group, Series 2017A, 3.375%, 11/15/33	125,000	137,355
Pennsylvania State University, Series 2019A, 5.00%, 9/01/38	250,000	317,124

		3,579,142

Puerto Rico 0.7%
Puerto Rico Highway & Transportation Authority,
Refunding, Series 2007N, 5.25%, 7/01/36	200,000	218,268
Series 2007CC, 5.50%, 7/01/28	550,000	616,394

		834,662

South Carolina 0.5%
City of Columbia, Stormwater System Revenue, Special Assessment, 5.00%, 2/01/39	520,000	641,940

South Dakota 0.8%
County of Lincoln, Augustana College Association, 4.00%, 8/01/41	900,000	1,005,232

Tennessee 2.4%
Chattanooga Health Educational & Housing Facility Board, Series 2019A-1, 5.00%, 8/01/25	250,000	291,268
City of Kingsport, Series 2017B, 3.00%, 3/01/35	130,000	137,134
City of Lawrenceburg, Refunding, 2.50%, 6/01/27	100,000	102,703
Metropolitan Government Nashville & Davidson County Industrial Development Board, Waste Management, Inc. of Tennessee Project, VRDN, 0.58%, 8/01/31	1,200,000	1,195,309
Metropolitan Government of Nashville & Davidson County,
Refunding, 4.00%, 7/01/29	100,000	117,197
Water & Sewer Revenue, Series 2017A, 5.00%, 7/01/36	100,000	121,713
Tennessee Energy Acquisition Corp., VRDN, 5.00%, 5/01/52	500,000	652,571
Tennessee Housing Development Agency, Refunding, 1.95%, 1/01/26	250,000	260,415
Tennessee State School Bond Authority, Higher Educational Facility 2nd Program, 5.00%, 11/01/37	100,000	122,209

		3,000,519

Texas 5.0%
Central Texas Regional Mobility Authority, Refunding, Series 2020B, 5.00%, 1/01/33	400,000	510,714
City of El Paso, Water & Sewer Revenue, 4.00%, 3/01/33	100,000	114,419
City of Fort Worth, 5.00%, 2/15/32	295,000	362,874
City of Round Rock, Utility System Revenue, Refunding, 2.75%, 8/01/29	100,000	106,144
Lamar Consolidated Independent School District, 4.00%, 2/15/30	600,000	722,920
Lewisville Independent School District, 5.00%, 8/15/32	750,000	958,004
Pflugerville Independent School District, Series 2019A, 5.00%, 2/15/29	100,000	125,118

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Federal Tax-Free Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Texas (continued)
Texas A&M University, Refunding, Series 2017C, 5.00%, 5/15/33	100,000	$121,753
Texas Municipal Gas Acquisition & Supply Corp. III,
Refunding, 5.00%, 12/15/31	1,000,000	1,326,148
Refunding, 5.00%, 12/15/32	1,000,000	1,339,261
Refunding, 5.00%, 12/15/27	250,000	308,133
Texas Water Development Board, State Water Implementation Revenue Fund, Series 2017A, 4.00%, 10/15/33	115,000	134,672

		6,130,160

Utah 1.7%
City of Provo, Refunding, 4.00%, 1/01/23	100,000	104,750
City of South Jordan, 5.00%, 8/15/38	325,000	409,589
Utah Infrastructure Agency, 4.00%, 10/15/30	500,000	595,664
Utah State Building Ownership Authority, Master Lease Program, 2.50%, 5/15/27	100,000	105,279
Utah Transit Authority, Refunding, Series 2015A, 5.00%, 6/15/29	500,000	580,584
Utah Water Finance Agency, Central Valley Water Reclamation Facility, Series 2019B, 5.00%, 3/01/38	200,000	248,409

		2,044,275

Virginia 1.0%
Charles City County Economic Development Authority, Waste Management, Inc., AMT, 1.45%, 4/01/27	1,100,000	1,111,641
Virginia College Building Authority, 5.00%, 9/01/32	100,000	125,776

		1,237,417

Washington 2.6%
City of Seattle,
Drainage & Wastewater Revenue, 4.00%, 4/01/31	125,000	142,136
Municipal Light & Power Revenue, Series 2017C, 4.00%, 9/01/35	700,000	806,348
King & Snohomish Counties School District No 417 Northshore, 5.00%, 12/01/31	100,000	124,456
Spokane County School District No 356 Central Valley,
5.00%, 12/01/26	100,000	121,895
5.00%, 12/01/28	310,000	388,028
Washington Health Care Facilities Authority,
Refunding, Series 2017B, 5.00%, 8/15/29	125,000	154,952
5.00%, 12/01/32	250,000	325,999
Washington State Housing Finance Commission, Series 2021A-1, 3.50%, 12/20/35	995,360	1,149,687

		3,213,501

Wisconsin 2.1%
City of Brookfield, Refunding, 3.00%, 12/01/25	100,000	110,041
Public Finance Authority, VRDN, 3.50%, 12/01/50	200,000	201,888
State of Wisconsin, Series 2020A, 5.00%, 5/01/31	1,365,000	1,708,805
Wisconsin Center District, Series 2020C, zero cpn., 12/15/30	680,000	579,037

		2,599,771

Wyoming 0.9%
County of Laramie, Cheyenne Regional Medical Center, Refunding, 3.00%, 5/01/42	1,000,000	1,048,576

Total Investments (Cost $119,571,337) 98.8%		121,442,700
Other Assets, less Liabilities 1.2%		1,450,614

Net Assets 100.0%		$122,893,314

See Abbreviations on page 226.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty High Yield Corporate ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31,
		2021	2020	2019[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$26.16	$22.67	$25.45	$25.00

Income from investment operations[b]:

Net investment income[c]	0.59	1.23	1.33	1.21

Net realized and unrealized gains (losses)	0.33	3.73	(2.51)	0.49

Total from investment operations	0.92	4.96	(1.18)	1.70

Less distributions from:

Net investment income	(0.66)	(1.47)	(1.56)	(1.23)

Net realized gains	—	—	(0.04)	(0.02)

Total Distributions	(0.66)	(1.47)	(1.60)	(1.25)

Net asset value, end of period	$26.42	$26.16	$22.67	$25.45

Total return[d]	3.52%	22.28%	(5.12)%	7.07%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.56%	0.64%	0.86%	1.54%

Expenses net of waiver and payments by affiliates	0.40%	0.40%	0.40%	0.40%

Net investment income	4.45%	4.84%	5.29%	5.80%

Supplemental data

Net assets, end of period (000’s)	$319,629	$346,586	$130,362	$10,181

Portfolio turnover rate[f]	25.69% [g]	53.18% [g]	129.98% [g]	23.57%
aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	25.69%	53.18%	129.98%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin Liberty High Yield Corporate ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 100.0%
	Airlines 2.5%
	American Airlines Inc./AAdvantage Loyalty IP Ltd., [a] senior secured note, 144A, 5.75%, 4/20/29	United States	1,100,000	$1,186,625
	[a] senior secured note, 144A, 5.50%, 4/20/26	United States	2,700,000	2,841,750
a	Delta Air Lines Inc./SkyMiles IP Ltd., senior secured note, 144A, 4.75%, 10/20/28	United States	1,700,000	1,896,550
	United Airlines Inc., [a] senior secured note, 144A, 4.375%, 4/15/26	United States	1,300,000	1,335,750
	[a] senior secured note, 144A, 4.625%, 4/15/29	United States	700,000	724,290

				7,984,965

	Automobiles & Components 4.8%
a	Allison Transmission Inc., senior bond, 144A, 3.75%, 1/30/31	United States	2,700,000	2,629,125
	Dana Inc., senior note, 5.625%, 6/15/28	United States	1,900,000	2,048,390
a	Dornoch Debt Merger Sub Inc., senior note, 144A, 6.625%, 10/15/29	United States	1,800,000	1,802,250
a	Jaguar Land Rover Automotive PLC, 144A, 5.50%, 7/15/29	United Kingdom	3,000,000	2,928,270
a	Real Hero Merger Sub 2 Inc., senior note, 144A, 6.25%, 2/01/29	United States	2,400,000	2,493,204
	The Goodyear Tire & Rubber Co., [a] 144A, 5.00%, 7/15/29	United States	2,500,000	2,656,250
	senior bond, 4.875%, 3/15/27	United States	600,000	648,000

				15,205,489

	Capital Goods 4.7%
a	ATS Automation Tooling Systems Inc., senior note, 144A, 4.125%, 12/15/28	Canada	3,000,000	3,080,370
a	Cornerstone Building Brands Inc., senior note, 144A, 6.125%, 1/15/29	United States	500,000	532,113
	Standard Industries Inc., [a] senior unsecured note, 144A, 4.75%, 1/15/28	United States	1,200,000	1,246,500
	[a] senior unsecured note, 144A, 4.375%, 7/15/30	United States	400,000	408,500
	[a] senior unsecured note, 144A, 3.375%, 1/15/31	United States	500,000	476,475
a	Stericycle Inc., Senior note, 144A, 3.875%, 1/15/29	United States	1,800,000	1,813,248
a	The Manitowoc Co. Inc., secured note, second lien, 144A, 9.00%, 4/01/26	United States	2,200,000	2,359,775
a	TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	3,100,000	3,235,625
a	Vertical Holdco GmbH, 144A, 7.625%, 7/15/28	Germany	300,000	321,000
a	Vertical U.S. Newco Inc., senior note, 144A, 5.25%, 7/15/27	Germany	1,400,000	1,468,915

				14,942,521

	Commercial & Professional Services 5.5%
a	Ahern Rentals Inc., secured note, senior lien, 144A, 7.375%, 5/15/23	United States	1,900,000	1,824,000
a	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, senior secured note, 144A, 4.625%, 6/01/28	United States	2,000,000	1,999,400
a	APX Group Inc., 144A, 5.75%, 7/15/29	United States	1,900,000	1,878,055
a	Gartner Inc., 144A, 3.625%, 6/15/29	United States	400,000	403,540
a	H&E Equipment Services Inc., senior note, 144A, 3.875%, 12/15/28	United States	1,400,000	1,396,290
a	Herc Holdings Inc., senior note, 144A, 5.50%, 7/15/27	United States	2,100,000	2,205,998
a	MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	2,700,000	2,547,423
a	NESCO Holdings II Inc., second lien, 144A, 5.50%, 4/15/29	United States	1,200,000	1,246,140
a	Nielsen Finance LLC/Nielsen Finance Co., 144A, 4.50%, 7/15/29	United States	2,900,000	2,839,245
a	Prime Security Services Borrower LLC/Prime Finance Inc., senior secured note, first lien, 144A, 3.375%, 8/31/27	United States	1,300,000	1,248,819

				17,588,910

	Consumer Durables & Apparel 2.6%
a	Ashton Woods USA LLC / Ashton Woods Finance Co., senior note, 144A, 4.625%, 4/01/30	United States	3,000,000	3,020,625
a	Forestar Group Inc., 144A, 3.85%, 5/15/26	United States	1,200,000	1,200,588
a	M/I Homes Inc., 144A, 3.95%, 2/15/30	United States	1,500,000	1,506,203

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Consumer Durables & Apparel (continued)
a	Williams Scotsman International Inc., senior secured note, 144A, 4.625%, 8/15/28	United States	2,500,000	$2,607,537

				8,334,953

	Consumer Services 4.8%
a,b	24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	800,000	240
	Carnival Corp., [a] senior note, 144A, 7.625%, 3/01/26	United States	2,200,000	2,351,250
	[a] senior note, 144A, 5.75%, 3/01/27	United States	2,000,000	2,070,000
a	International Game Technology PLC, senior secured note, first lien, 144A, 5.25%, 1/15/29	United States	900,000	963,018
a	NCL Corp. Ltd., senior note, 144A, 5.875%, 3/15/26	United States	2,100,000	2,155,324
	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., [a] 144A, 5.625%, 9/01/29	United States	1,200,000	1,213,590
	[a] 144A, 5.875%, 9/01/31	United States	1,100,000	1,112,861
a	Royal Caribbean Cruises Ltd., senior note, 144A, 5.50%, 8/31/26	United States	1,000,000	1,029,195
a	Studio City Finance Ltd., senior note, 144A, 5.00%, 1/15/29	United States	2,300,000	2,124,085
a	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	2,300,000	2,348,875

				15,368,438

	Diversified Financials 6.5%
a	American Finance Trust Inc. / American Finance Operating Partner LP, 144A, 4.50%, 9/30/28	United States	1,200,000	1,200,000
a	Apollo Commercial Real Estate Finance Inc., senior secured note, 144A, 4.625%, 6/15/29	United States	2,700,000	2,622,537
a	Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A, 7.875%, 11/15/25	United States	1,500,000	1,569,375
a	Global Net Lease Inc./Global Net Lease Operating Partnership LP, senior note, 144A, 3.75%, 12/15/27	United States	2,800,000	2,782,605
a	Jefferson Capital Holdings LLC, 144A, 6.00%, 8/15/26	United States	1,700,000	1,749,130
a	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 144A, 4.75%, 6/15/29	United States	1,000,000	994,200
a	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., senior note, 144A, 3.875%, 2/15/29	United States	1,500,000	1,599,375
	MPT Operating Partnership LP/MPT Finance Corp., senior bond, 3.50%, 3/15/31	United States	1,000,000	1,021,250
	senior bond, 5.00%, 10/15/27	United States	1,300,000	1,371,500
a	PRA Group Inc., 144A, 5.00%, 10/01/29	United States	600,000	601,500
	Springleaf Finance Corp., senior bond, 5.375%, 11/15/29	United States	1,700,000	1,844,670
	senior note, 6.625%, 1/15/28	United States	1,000,000	1,151,250
	The Howard Hughes Corp.,
	[a] senior note, 144A, 5.375%, 8/01/28	United States	1,000,000	1,055,000
	[a] senior note, 144A, 4.125%, 2/01/29	United States	300,000	300,750
a	XHR LP, senior secured note, 144A, 4.875%, 6/01/29	United States	800,000	822,672

				20,685,814

	Energy 15.0%
	Antero Resources Corp., [a] Senior note, 144A, 8.375%, 7/15/26	United States	910,000	1,031,922
	[a] senior note, 144A, 7.625%, 2/01/29	United States	1,200,000	1,343,100
	Apache Corp., senior note, 4.625%, 11/15/25	United States	900,000	968,625
a	Atlantica Sustainable Infrastructure PLC, 144A, 4.125%, 6/15/28	United Kingdom	1,400,000	1,448,650
	Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 7.75%, 4/15/23	United States	2,000,000	1,985,000
	Cenovus Energy Inc., senior bond, 6.75%, 11/15/39	Canada	1,100,000	1,498,999

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Energy (continued)
	senior bond, 5.40%, 6/15/47	Canada	100,000	$122,899
	Cheniere Energy Inc., senior secured, 4.625%, 10/15/28	United States	3,000,000	3,165,000
	Cheniere Energy Partners LP, senior note, 4.50%, 10/01/29	United States	1,900,000	2,022,322
	[a] senior note, 144A, 4.00%, 3/01/31	United States	600,000	629,070
a	Continental Resources Inc., senior bond, 144A, 5.75%, 1/15/31	United States	1,000,000	1,210,000
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., senior note, 5.75%, 4/01/25	United States	600,000	613,500
	[a] senior note, 144A, 5.625%, 5/01/27	United States	2,100,000	2,163,945
a	CrownRock LP/CrownRock Finance Inc., senior unsecured note, 144A, 5.00%, 5/01/29	United States	800,000	836,280
a	CSI Compressco LP/CSI Compressco Finance Inc., senior secured note, first lien, 144A, 7.50%, 4/01/25	United States	1,600,000	1,578,664
a	DT Midstream Inc., 144A, 4.125%, 6/15/29	United States	1,700,000	1,726,027
	EnLink Midstream LLC, senior bond, 5.375%, 6/01/29	United States	800,000	847,380
	EnLink Midstream Partners LP, senior note, 4.15%, 6/01/25	United States	2,400,000	2,477,964
	Hilcorp Energy I LP/Hilcorp Finance Co., [a] senior bond, 144A, 6.00%, 2/01/31	United States	1,900,000	1,955,670
	[a] senior note, 144A, 5.75%, 2/01/29	United States	1,400,000	1,440,250
a	Martin Midstream Partners LP, senior note, second lien, 144A, 11.50%, 2/28/25	United States	586,248	609,135
a	Nabors Industries Ltd., senior note, 144A, 7.25%, 1/15/26	United States	2,100,000	2,045,809
a	Oasis Midstream Partners LP/OMP Finance Corp., senior note, 144A, 8.00%, 4/01/29	United States	1,800,000	1,874,853
	Occidental Petroleum Corp., senior bond, 6.45%, 9/15/36	United States	500,000	629,688
	senior bond, 8.875%, 7/15/30	United States	1,900,000	2,583,392
	senior bond, 6.625%, 9/01/30	United States	200,000	246,750
	senior note, 5.55%, 3/15/26	United States	2,100,000	2,333,730
	senior note, 6.125%, 1/01/31	United States	700,000	841,207
a	Renewable Energy Group Inc., senior secured note, 144A, 5.875%, 6/01/28	United States	1,600,000	1,656,240
a	SunCoke Energy Inc., senior secured note, 144A, 4.875%, 6/30/29	United States	1,600,000	1,596,000
	Sunoco LP / Sunoco Finance Corp. 4.50%, 5/15/29	United States	800,000	812,415
	Sunoco LP/Sunoco Finance Corp., senior note, 6.00%, 4/15/27	United States	1,000,000	1,042,500
	Venture Global Calcasieu Pass LLC, [a] senior note, 144A, 3.875%, 8/15/29	United States	700,000	721,910
	[a] senior note, 144A, 4.125%, 8/15/31	United States	800,000	835,000
a	Viper Energy Partners LP, senior note, 144A, 5.375%, 11/01/27	United States	200,000	208,925
a	Weatherford International Ltd., senior note, 144A, 6.50%, 9/15/28	United States	900,000	928,125

				48,030,946

	Food, Beverage & Tobacco 3.3%
a	Chobani LLC/Chobani Finance Corp. Inc., first lien, 144A, Senior Secured, 4.625%, 11/15/28	United States	2,800,000	2,894,500
a	JBS Finance Luxembourg Sarl, 144A, 3.625%, 1/15/32	United States	900,000	918,009
a	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., senior bond, 144A, 5.50%, 1/15/30	United States	1,100,000	1,224,817
	Kraft Heinz Foods Co., senior note, 3.875%, 5/15/27	United States	1,300,000	1,420,240
	Post Holdings Inc., [a] senior bond, 144A, 4.625%, 4/15/30	United States	2,000,000	2,017,960
	[a] senior bond, 144A, 4.50%, 9/15/31	United States	600,000	593,628
a	Primo Water Holdings Inc., 144A, 4.375%, 4/30/29	United States	1,600,000	1,597,768

				10,666,922

	Health Care Equipment & Services 3.0%
	Centene Corp., senior bond, 2.50%, 3/01/31	United States	1,000,000	987,500

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Health Care Equipment & Services (continued)
	senior note, 4.25%, 12/15/27	United States	2,200,000	$2,305,380
	CHS/Community Health Systems Inc., [a] secured note, 144A, 6.125%, 4/01/30	United States	400,000	389,216
	[a] secured note, second lien, 144A, 6.875%, 4/15/29	United States	1,600,000	1,605,976
	[a] senior secured note, 144A, 6.00%, 1/15/29	United States	800,000	849,000
a	DaVita Inc., senior note, 144A, 4.625%, 6/01/30	United States	1,300,000	1,338,819
a	ModivCare Escrow Issuer Inc., senior note, 144A, 5.00%, 10/01/29	United States	100,000	103,780
	Mozart Debt Merger Sub Inc., [a] senior bond, 144A, 5.25%, 10/01/29	United States	1,200,000	1,200,000
	[a] senior note, 144A, 3.875%, 4/01/29	United States	900,000	900,000

				9,679,671

	Household & Personal Products 2.1%
a	Great Lakes Dredge & Dock Corp., 144A, 5.25%, 6/01/29	United States	1,200,000	1,243,500
a	Spectrum Brands Inc., senior bond, 144A, 5.50%, 7/15/30	United States	1,800,000	1,995,750
a	VM Consolidated Inc., senior note, 144A, 5.50%, 4/15/29	United States	900,000	916,646
a	Weekley Homes LLC/Weekley Finance Corp., senior note, 144A, 4.875%, 9/15/28	United States	2,400,000	2,499,000

				6,654,896

	Materials 13.3%
a	Arcosa Inc., 144A, 4.375%, 4/15/29	United States	600,000	608,250
a	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, senior note, 144A, 4.00%, 9/01/29	United States	1,600,000	1,620,000
	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., [a] senior note, 144A, 5.25%, 8/15/27	United States	1,200,000	1,223,250
	[a] senior secured note, first lien, 144A, 5.25%, 4/30/25	United States	900,000	940,977
	CF Industries Inc. 5.15%, 3/15/34	United States	1,500,000	1,839,592
	Commercial Metals Co., senior bond, 3.875%, 2/15/31	United States	2,900,000	2,919,662
	Consolidated Energy Finance SA 5.625%, 10/15/28	Luxembourg	1,400,000	1,400,000
a	Constellium SE, 144A, 3.75%, 4/15/29	France	2,000,000	1,951,420
a	CVR Partners LP/CVR Nitrogen Finance Corp., senior secured note, 144A, 6.125%, 6/15/28	United States	1,500,000	1,575,000
a	Diamond BC B.V., senior bond, 144A, 4.625%, 10/01/29	Netherlands	700,000	711,386
a	Element Solutions Inc., senior note, 144A, 3.875%, 9/01/28	United States	2,500,000	2,528,125
a	Gates Global LLC/Gates Corp., senior note, 144A, 6.25%, 1/15/26	United States	1,300,000	1,350,375
a	Goodrich Petroleum Corp., cvt, senior secured note, second lien, 144A, PIK, 13.50%, 5/31/23	United States	838,164	1,116,415
a	Illuminate Buyer LLC/Illuminate Holdings IV Inc., senior note, 144A, 9.00%, 7/01/28	United States	1,000,000	1,103,815
a	Ingevity Corp., senior note, 144A, 3.875%, 11/01/28	United States	1,100,000	1,098,625
a	LSF11 A5 HoldCo. LLC, Senior Unsecured, 144A, 6.625%, 10/15/29	United States	800,000	800,000
	Mauser Packaging Solutions Holding Co., [a] senior note, 144A, 8.50%, 4/15/24	United States	1,500,000	1,561,710
	[a] senior note, 144A, 7.25%, 4/15/25	United States	2,200,000	2,189,440
	Methanex Corp., senior bond, 5.25%, 12/15/29	Canada	800,000	867,068
	senior note, 5.125%, 10/15/27	Canada	1,900,000	2,056,750
a	Neon Holdings Inc., senior note, 144A, 10.125%, 4/01/26	United States	1,850,000	2,006,214
a	Novelis Corp., senior bond, 144A, 4.75%, 1/30/30	United States	500,000	526,975
a	Owens-Brockway Glass Container Inc., senior note, 144A, 5.875%, 8/15/23	United States	1,000,000	1,059,270
a	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc., senior note, 144A, 4.375%, 10/15/28	United States	600,000	603,000
a	Rain CII Carbon LLC/CII Carbon Corp., senior note, second lien, 144A, 7.25%, 4/01/25	United States	1,400,000	1,436,750
a	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, senior secured note, 144A, 4.00%, 10/15/27	United States	1,800,000	1,784,295

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Materials (continued)
a	Roller Bearing Co. of America Inc., Sr. Secured, 144A, 4.375%, 10/15/29	United States	1,800,000	$1,847,250
a	SCIH Salt Holdings Inc., senior unsecured note, 144A, 6.625%, 5/01/29	United States	900,000	865,143
a	Trivium Packaging Finance BV, senior secured note, 144A, 5.50%, 8/15/26	Netherlands	1,600,000	1,677,696
	Unifrax Escrow Issuer Corp., [a] senior bond, 144A, 5.25%, 5.25%, 9/30/28	United States	600,000	608,250
	[a] senior note, 144A, 7.50%, 9/30/29	United States	500,000	513,010

				42,389,713

	Media & Entertainment 12.2%
a	Banijay Entertainment SASU, senior note, 144A, 5.375%, 3/01/25	France	900,000	929,250
	CCO Holdings LLC/CCO Holdings Capital Corp., [a] 144A, senior bond, 4.25%, 2/01/31	United States	1,200,000	1,222,320
	[a] senior bond, 144A, 5.375%, 6/01/29	United States	500,000	540,625
	[a] senior bond, 144A, 4.50%, 8/15/30	United States	2,600,000	2,685,722
a	Clear Channel International BV, senior secured note, first lien, 144A, 6.625%, 8/01/25	United States	1,900,000	1,985,262
a	Clear Channel Outdoor Holdings Inc., 144A, 7.50%, 6/01/29	United States	400,000	416,500
a	Clear Channel Worldwide Holdings Inc., senior secured note, first lien, 144A, 5.125%, 8/15/27	United States	1,200,000	1,243,356
a	Cogent Communications Group Inc., senior secured note, 144A, 3.50%, 5/01/26	United States	500,000	507,500
a	Colt Merger Sub Inc., first lien, 144A, Sr. Secured, 5.75%, 7/01/25	United States	900,000	949,928
a	CSC Holdings LLC, senior note, 144A, 7.50%, 4/01/28	United States	2,900,000	3,137,879
a	Diamond Sports Group LLC/Diamond Sports Finance Co., senior note, 144A, 6.625%, 8/15/27	United States	1,100,000	483,098
a	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., Sr. Secured, 144A, 5.875%, 8/15/27	United States	700,000	731,500
a	Everi Holding Inc. Co., 144A, 5.00%, 7/15/29	United States	1,900,000	1,949,267
a	Live Nation Entertainment Inc., senior secured note, 144A, 3.75%, 1/15/28	United States	1,800,000	1,791,562
a	Match Group Holdings II LLC, senior bond, 144A, 3.625%, 10/01/31	United States	1,200,000	1,187,256
a	Motion Bondco DAC, 144A, 6.625%, 11/15/27	United Kingdom	500,000	504,818
	Netflix Inc., senior bond, 5.75%, 3/01/24	United States	1,100,000	1,216,534
	[a] senior bond, 144A, 4.875%, 6/15/30	United States	2,000,000	2,357,500
	senior unsecured note, 5.875%, 11/15/28	United States	800,000	981,320
a	Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 7/15/27	United States	800,000	847,380
a	Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., senior note, 144A, 6.00%, 2/15/28	United States	2,800,000	2,789,052
a	Outfront Media Capital LLC/Outfront Media Capital Corp., senior note, 144A, 4.25%, 1/15/29	United States	1,200,000	1,190,970
a	Penn National Gaming Inc., senior unsecured note, 144A, 4.125%, 7/01/29	United States	1,100,000	1,088,615
	Sinclair Television Group Inc., [a] senior bond, 144A, 5.50%, 3/01/30	United States	1,000,000	993,420
	[a] senior bond, 144A, 5.125%, 2/15/27	United States	1,500,000	1,491,435
a	Sirius XM Radio Inc., 144A, 4.00%, 7/15/28	United States	1,600,000	1,629,000
	Univision Communications Inc., [a] senior note, 144A, 6.625%, 6/01/27	United States	1,800,000	1,957,500
	[a] senior secured note, 144A, 4.50%, 5/01/29	United States	1,400,000	1,424,500
a	Virgin Media Secured Finance PLC, senior secured bond, 144A, 4.50%, 8/15/30	United Kingdom	800,000	814,000

				39,047,069

	Pharmaceuticals, Biotechnology & Life Sciences 5.7%
a	Bausch Health Americas Inc., senior note, 144A, 9.25%, 4/01/26	United States	3,000,000	3,207,675

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Pharmaceuticals, Biotechnology & Life Sciences (continued)
a	Bausch Health Cos. Inc., senior secured note, 144A, 4.875%, 6/01/28	Canada	2,000,000	$2,075,000
a	Emergent BioSolutions Inc., senior note, 144A, 3.875%, 8/15/28	United States	3,200,000	3,116,000
a	Jazz Securities DAC, senior secured note, 144A, 4.375%, 1/15/29	United Kingdom	2,800,000	2,905,140
	Organon & Co./Organon Foreign Debt Co-Issuer BV, [a] senior secured note, 144A, 4.125%, 4/30/28	United States	1,800,000	1,838,250
	[a] senior unsecured note, 144A, 5.125%, 4/30/31	United States	600,000	630,960
a	Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	United States	2,900,000	2,958,203
	Teva Pharmaceutical Finance Netherlands III BV, senior bond, 3.15%, 10/01/26	Israel	1,500,000	1,438,125

				18,169,353

	Retailing 2.6%
	Lithia Motors Inc., [a] senior note, 144A, 4.625%, 12/15/27	United States	1,800,000	1,897,758
	[a] senior unsecured note, 144A, 3.875%, 6/01/29	United States	500,000	519,605
	Magic Mergeco Inc., [a] senior secured note, 144A, 5.25%, 5/01/28	United States	1,200,000	1,239,300
	[a] senior unsecured note, 144A, 7.875%, 5/01/29	United States	800,000	832,380
a	Papa John’s International Inc., 144A, 3.875%, 9/15/29	United States	700,000	697,375
a	The Gap Inc., 144A, 3.625%, 10/01/29	United States	1,600,000	1,606,000
a	Victoria Secret Co., 144A, 4.625%, 7/15/29	United States	1,500,000	1,530,713

				8,323,131

	Software & Services 1.8%
a	Blackboard Inc., secured note, second lien, 144A, 10.375%, 11/15/24	United States	900,000	950,625
	Gartner Inc., [a] senior bond, 144A, 3.75%, 10/01/30	United States	1,300,000	1,339,585
	[a] senior note, 144A, 4.50%, 7/01/28	United States	1,000,000	1,051,250
a	Rocket Software Inc., senior note, 144A, 6.50%, 2/15/29	United States	2,400,000	2,379,312

				5,720,772

	Technology Hardware & Equipment 0.9%
a	CommScope Inc., senior secured note, 144A, 7.125%, 7/01/28	United States	2,800,000	2,861,264

	Telecommunication Services 2.4%
a	Altice France Holding SA, senior note, 144A, 10.50%, 5/15/27	Luxembourg	1,800,000	1,970,730
a	Altice France SA, senior note, first lien, 144A, 8.125%, 2/01/27	France	1,800,000	1,939,050
a	CommScope Technologies LLC, 144A, 5.00%, 3/15/27	United States	1,500,000	1,429,020
	T-Mobile USA Inc., senior bond, 2.625%, 2/15/29	United States	700,000	708,266
	senior bond, 2.875%, 2/15/31	United States	1,600,000	1,615,600

				7,662,666

	Transportation 0.6%
a	First Student Bidco Inc. / First Transit Parent Inc., Sr. Secured, 144A, 4.00%, 7/31/29	United States	2,100,000	2,073,750

	Utilities 5.7%
	Calpine Corp., [a] first lien, 144A, Senior Secured, 4.50%, 2/15/28	United States	1,300,000	1,327,625
	[a] senior note, 144A, 5.125%, 3/15/28	United States	1,700,000	1,723,773
	[a] senior secured bond, 144A, 3.75%, 3/01/31	United States	1,300,000	1,252,875
	Clearway Energy Operating LLC, senior bond, 5.00%, 9/15/26	United States	1,700,000	1,745,772
	[a] senior bond, 144A, 3.75%, 1/15/32	United States	1,000,000	1,001,250
a	InterGen NV, senior secured note, 144A, 7.00%, 6/30/23	Netherlands	1,500,000	1,483,553
a	Leeward Renewable Energy Operations LLC, 144A, 4.25%, 7/01/29	United States	2,600,000	2,645,968
a	Sensata Technologies B.V., senior note, 144A, 4.00%, 4/15/29	Netherlands	1,900,000	1,936,480

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Utilities (continued)
	Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	1,000,000	$499,150
	[a] senior note, 144A, 7.625%, 6/01/28	United States	1,200,000	1,127,094
a	TTM Technologies Inc., senior note, 144A, 4.00%, 3/01/29	United States	1,400,000	1,396,220
a	Vistra Operations Co. LLC, senior note, 144A, 5.50%, 9/01/26	United States	2,000,000	2,057,400

				18,197,160

	Total Corporate Bonds & Notes (Cost $313,733,174)			319,588,403

	Total Investments before Short Term Investments (Cost $313,733,174)			319,588,403

	Short Term Investments 0.5%
	U.S. Government & Agency Securities (Cost $1,785,000) 0.6%
c	Federal Farm Credit Discount Notes, 10/01/21		1,785,000	1,785,000

	Total Investments (Cost $315,518,174) 100.5%			321,373,403
	Other Assets, less Liabilities (0.5)%			(1,744,610)

	Net Assets 100.0%			$319,628,793

See Abbreviations on page 226.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $267,311,013, representing 83.6% of net assets.

bDefaulted Securities.

cThe security was issued on a discount basis with no stated coupon rate.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty International Aggregate Bond ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31,
			2021	2020	2019[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.02		$24.95	$24.56	$25.00

Income from investment operations[b]:

Net investment income (loss)[c]	0.02		(0.01)	0.22	0.39

Net realized and unrealized gains (losses)	0.10		0.19	0.78	(0.40)

Total from investment operations	0.12		0.18	1.00	(0.01)

Less distributions from:

Net investment income	—		(0.11)	(0.09)	(0.43)

Net realized gains	—		—	(0.52)	—

Total Distributions	—		(0.11)	(0.61)	(0.43)

Net asset value, end of period	$25.14		$25.02	$24.95	$24.56

Total return[d]	0.48%		0.72%	4.05%	0.00%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.55%		0.58%	3.23%	2.32%

Total expenses net waiver and payments by affiliates	0.25%		0.25%	0.28%	0.35%

Net investment income (loss)	0.16%		(0.03)%	0.87%	1.91%

Supplemental data

Net assets, end of period (000’s)	$223,763		$181,405	$4,989	$4,912

Portfolio turnover rate[f]	15.02%	[g]	72.21% [g]	66.78% [g]	50.32%

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	15.02%	72.21%	66.78%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin Liberty International Aggregate Bond ETF

		Principal Amount*		Value
	Foreign Government and Agency Securities 79.9%
	Australia 1.9%
a	Government of Australia, senior bond, 149, Reg S, 2.25%, 5/21/28	1,900,000	AUD	$1,477,578
a	New South Wales Treasury Corp., senior bond, Reg S, 3.00%, 5/20/27	1,200,000	AUD	957,984
a,b	Queensland Treasury Corp., senior bond, 144A, Reg S, 3.25%, 8/21/29	1,200,000	AUD	981,089
a	Western Australian Treasury Corp., senior note, 26, Reg S, 3.00%, 10/21/26	1,200,000	AUD	955,511

				4,372,162

	Austria 1.4%
	Government of Austria,
	[a,b] Sr. Unsecured, 144A, Reg S, 1.20%, 10/20/25	1,200,000	EUR	1,491,733
	[a,b] senior bond, 144A, Reg S, 1.50%, 2/20/47	1,200,000	EUR	1,697,452

				3,189,185

	Belgium 3.1%
a,b	Government of Belgium, unsecured bond, 144A, Reg S, 1.00%, 6/22/31	5,500,000	EUR	6,963,166

	Canada 4.0%
	Government of Canada, 1.25%, 3/01/25	3,800,000	CAD	3,039,070
	1.25%, 6/01/30	750,000	CAD	584,628
	5.00%, 6/01/37	2,300,000	CAD	2,623,718
	senior bond, 2.00%, 9/01/23	2,400,000	CAD	1,946,528
	senior bond, 2.00%, 12/01/51	1,100,000	CAD	871,619

				9,065,563

	China 9.4%
	Agricultural Development Bank of China, 3.45%, 9/23/25	13,000,000	CNY	2,048,354
	China Development Bank,
	senior note, 2003, 3.23%, 1/10/25	24,000,000	CNY	3,763,706
	senior note, 2004, 3.43%, 1/14/27	25,000,000	CNY	3,939,218
	China Government Bond, 2.64%, 8/13/22	24,000,000	CNY	3,731,206
	2.85%, 6/04/27	25,000,000	CNY	3,881,448
	3.03%, 3/11/26	12,000,000	CNY	1,886,854
	The Export-Import Bank of China, 2.17%, 4/07/23	11,000,000	CNY	1,694,726

				20,945,512

	Cyprus 1.1%
a	Government of Cyprus, Reg S, 1.50%, 4/16/27	1,900,000	EUR	2,389,144

	France 3.7%
	French Republic Government Bond OAT,
	[a,b] 144A, Reg S, .75%, 5/25/52	1,000,000	EUR	1,102,952
	[a,c] Reg S, 11/25/29	2,800,000	EUR	3,256,862
	[a] Reg S, 1.00%, 11/25/25	3,200,000	EUR	3,939,723

				8,299,537

	Germany 16.1%
	Government of Germany,
	[a] Reg S, 4.25%, 7/04/39	2,100,000	EUR	4,257,953
	[a] Reg S, 5.50%, 1/04/31	1,100,000	EUR	1,974,690
	[a,c] senior bond, 180, Reg S, 10/18/24	8,500,000	EUR	10,057,925
	[a,c] senior bond, Reg S, 8/15/26	14,000,000	EUR	16,684,578
	KFW, senior note, 2.05%, 2/16/26	300,000,000	JPY	2,961,058

				35,936,204

	Indonesia 0.1%
	Indonesia Treasury Bond, senior bond, 8.25%, 5/15/36	3,000,000,000	IDR	234,550

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty International Aggregate Bond ETF (continued)

		Principal Amount*			Value
	Foreign Government and Agency Securities (continued)
	Italy 3.0%
	Italy Treasury Bond,
	[a] senior bond, Reg S, 1.25%, 12/01/26	3,700,000		EUR	$4,524,619
	[a,b] senior unsecured bond, 144A, Reg S, .05%, 1/15/23	1,800,000		EUR	2,099,300

					6,623,919

	Japan 21.1%
	Development Bank of Japan, senior bond, 2.30%, 3/19/26	1,000,000,000		JPY	9,871,768
	Government of Japan,
	senior bond, 1.00%, 12/20/35	1,830,000,000		JPY	18,205,748
	senior bond, 1.50%, 3/20/33	270,000,000		JPY	2,804,403
	Japan Government Five Year Bond, senior bond, 142, 0.10%, 12/20/24	1,300,000,000		JPY	11,759,068
	Japan Government Thirty Year Bond, senior bond, 0.40%, 12/20/49	550,000,000		JPY	4,634,067

					47,275,054

	Mexico 0.1%
	Mexican Bonos, senior bond, 8.00%, 11/07/47	4,000,000	[d]	MXN	195,533

	Netherlands 1.5%
a,b	Government of the Netherlands, 144A, Reg S, 0.50%, 7/15/26	2,700,000		EUR	3,284,241

	Poland 1.7%
	Government of Poland, 2.50%, 7/25/27	6,400,000		PLN	1,691,285
	senior bond, 0424, 2.50%, 4/25/24	8,000,000		PLN	2,093,306

					3,784,591

	Portugal 0.7%
a,b	Portugal Obrigacoes do Tesouro OT, 144A, Reg S, 0.90%, 10/12/35	1,300,000		EUR	1,554,387

	Romania 1.1%
a	Government of Romania, senior bond, Reg S, 2.00%, 1/28/32	2,100,000		EUR	2,369,941

	Slovenia 1.6%
a	Slovenia Government Bond, senior bond, Reg S, 0.875%, 7/15/30	3,000,000		EUR	3,704,104

	Spain 3.9%
	Government of Spain,
	[c] senior note, 1/31/25	3,600,000		EUR	4,231,696
	[a,b] senior unsecured bond, 144A, Reg S, 1.25%, 10/31/30	3,600,000		EUR	4,520,954

					8,752,650

e	Supranational 2.1%
	Asian Development Bank, senior bond, 339-00-1, 2.35%, 6/21/27	140,000,000		JPY	1,441,763
a	European Investment Bank, senior bond, Reg S, 1.90%, 1/26/26	330,000,000		JPY	3,227,562

					4,669,325

	Sweden 1.2%
	Government of Sweden,
	[a,b] 144A, Reg S, 1.50%, 11/13/23	11,000,000		SEK	1,304,314
	senior bond, 0.75%, 5/12/28	11,000,000		SEK	1,304,530

					2,608,844

	United Kingdom 1.1%
a	United Kingdom Treasury Bond, Reg S, 4.75%, 12/07/30	1,400,000		GBP	2,516,837

	Total Foreign Government and Agency Securities (Cost $180,649,320)				178,734,449

	Corporate Bonds & Notes 5.7%
	Czech Republic 0.1%
a	Energo-Pro AS, senior note, Reg S, 4.00%, 12/07/22	200,000		EUR	232,371

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty International Aggregate Bond ETF (continued)

		Principal Amount*		Value
	Corporate Bonds & Notes (continued)
	Denmark 0.1%
a	Nykredit Realkredit AS, secured bond, Reg S, 1.00%, 10/01/50	1,084,525	DKK	$159,064

	France 0.8%
a	Air Liquide Finance SA, senior note, Reg S, 1.375%, 4/02/30	500,000	EUR	634,417
a	Orange SA, senior note, Reg S, 1.375%, 3/20/28	1,000,000	EUR	1,245,513

				1,879,930

	Germany 1.1%
a	Aroundtown SA, senior note, Reg S, 1.625%, 1/31/28	1,000,000	EUR	1,224,259
a	Deutsche Telekom AG, senior note, Reg S, 0.875%, 3/25/26	500,000	EUR	602,754
a,c	Siemens Financieringsmaatschappij NV, senior note, Reg S, 2/20/26	500,000	EUR	582,222

				2,409,235

	Romania 0.2%
a	Globalworth Real Estate Investments Ltd., senior note, Reg S, 3.00%, 3/29/25	300,000	EUR	372,975

	United Kingdom 0.5%
a	RELX Finance BV, senior note, Reg S, 0.50%, 3/10/28	1,000,000	EUR	1,173,662

	United States 2.9%
	AbbVie Inc., senior note, 1.375%, 5/17/24	500,000	EUR	599,923
	Air Products and Chemicals Inc., senior note, 0.50%, 5/05/28	1,000,000	EUR	1,179,011
	Apple Inc., senior bond, 1.625%, 11/10/26	500,000	EUR	630,007
	AT&T Inc., senior note, 0.25%, 3/04/26	1,000,000	EUR	1,165,408
a	Schlumberger Finance France SAS, senior note, Reg S, 1.00%, 2/18/26	500,000	EUR	602,879
	Stryker Corp., senior note, 0.25%, 12/03/24	1,000,000	EUR	1,170,488
	The Procter & Gamble Co., senior note, 0.50%, 10/25/24	500,000	EUR	593,395
	Verizon Communications Inc., senior note, 0.875%, 4/02/25	500,000	EUR	598,248

				6,539,359

	Total Corporate Bonds & Notes (Cost $12,076,233)			12,766,596

	Total Investments before Short Term Investments (Cost $192,725,553)			191,501,045

	Short Term Investments 2.6%
	U.S. Government & Agency Securities 2.6%
c	Federal Home Loan Bank Discount Notes, 10/01/21	5,935,000		5,935,000

	Total Short Term Investments (Cost $5,935,000)			5,935,000

	Total Investments (Cost $198,660,553) 88.2%			197,436,045
	Other Assets, less Liabilities 11.8%			26,327,019

	Net Assets 100.0%			$223,763,064

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $94,124,715, representing 42.1% of net assets.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $24,999,588, representing 11.2% of net assets.

cThe security was issued on a discount basis with no stated coupon rate.

dPrincipal amount is stated in 100 Mexican Peso Units.

eA supranational organization is an entity formed by two or more central governments through international treaties.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty International Aggregate Bond ETF (continued)

At September 30, 2021 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Chinese Yuan Renminbi	CITI	Sell	112,700,000	$17,242,434	10/13/21	$—	$(216,397)
Australian Dollar	CITI	Sell	5,265,000	3,878,689	10/14/21	72,740	—
Canadian Dollar	CITI	Sell	9,620,000	7,527,970	10/14/21	—	(64,600)
Danish Krone	CITI	Sell	1,141,000	180,980	10/14/21	3,312	—
Euro	CITI	Buy	50,776	18,300,000	10/14/21	—	(165)
Euro	CITI	Sell	66,670,000	78,654,266	10/14/21	1,449,538	—
Great British Pound	CITI	Sell	2,677,844	3,675,327	10/14/21	68,509	—
Hungarian Forint	CITI	Buy	22,203,286	72,692	10/14/21	—	(1,150)
Indonesian Rupiah	CITI	Sell	2,825,000,000	191,387	10/14/21	—	(5,806)
Japanese Yen	CITI	Sell	5,099,000,000	46,413,448	10/14/21	685,751	—
Mexican Peso	CITI	Sell	7,600,000	376,036	10/14/21	7,049	—
Polish Zloty	CITI	Sell	13,250,000	3,403,903	10/14/21	73,968	—
South African Rand	CITI	Sell	470,000	32,103	10/14/21	918	—
Swedish Krona	CITI	Sell	19,500,000	2,239,814	10/14/21	13,402	—
Australian Dollar	CITI	Sell	1,000,000	726,160	1/24/22	2,893	—
Canadian Dollar	CITI	Sell	2,000,000	1,574,569	1/24/22	—	(4,018)
Chinese Yuan Renminbi	CITI	Sell	21,000,000	3,217,681	1/24/22	—	(9,107)
Euro	CITI	Sell	12,000,000	14,087,520	1/24/22	158,732	—
Euro	CITI	Sell	1,500,000	1,758,840	1/24/22	17,741	—
Great British Pound	CITI	Sell	300,000	410,347	1/24/22	6,198	—
Japanese Yen	CITI	Sell	1,000,000,000	9,022,014	1/24/22	43,845	—
Polish Zloty	CITI	Sell	2,300,000	584,312	1/24/22	6,532	—
Swedish Krona	CITI	Sell	4,000,000	462,301	1/24/22	5,052	—

Total Forward Exchange Contracts						$2,616,180	$(301,243)

Net unrealized appreciation (depreciation)							$2,314,937

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 226.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Investment Grade Corporate ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.47	$24.22	$24.09	$23.97	$24.21	$25.00

Income from investment operations[b]:

Net investment income[c]	0.29	0.60	0.73	0.82	0.80	0.32

Net realized and unrealized gains (losses)	0.63	1.71	0.27	0.21	(0.22)	(0.78)

Total from investment operations	0.92	2.31	1.00	1.03	0.58	(0.46)

Less distributions from:

Net investment income	(0.36)	(0.83)	(0.81)	(0.91)	(0.82)	(0.33)

Net realized gains	—	(0.23)	(0.06)	—	—	—

Total Distributions	(0.36)	(1.06)	(0.87)	(0.91)	(0.82)	(0.33)

Net asset value, end of period	$26.03	$25.47	$24.22	$24.09	$23.97	$24.21

Total return[d]	3.61%	9.43%	4.02%	4.46%	2.38%	(1.83)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.49%	0.50%	0.58%	1.07%	1.04%	1.06%

Expenses net of waiver and payments by affiliates	0.35%	0.35%	0.35%	0.35%	0.37%	0.40%

Net investment income	2.18%	2.27%	2.86%	3.49%	3.27%	2.76%

Supplemental data

Net assets, end of period (000’s)	$1,042,681	$1,018,639	$553,338	$18,065	$39,554	$53,268

Portfolio turnover rate[f]	22.99% [g]	53.32% [g]	52.17% [g]	22.02%	63.14%	17.85%

aFor the period October 3, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	22.99%	53.32%	52.17%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin Liberty Investment Grade Corporate ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 98.2%
	Aerospace & Defense 3.4%
a	Huntington Ingalls Industries Inc., 144A, 0.67%, 8/16/23	United States	10,000,000	$9,999,771
	Lockheed Martin Corp., senior note, 4.07%, 12/15/42	United States	4,100,000	4,918,616
	Northrop Grumman Corp., senior bond, 5.25%, 5/01/50	United States	4,750,000	6,669,968
	The Boeing Co., senior note, 2.196%, 2/04/26	United States	7,000,000	7,053,170
	senior unsecured note, 3.65%, 3/01/47	United States	6,900,000	6,783,378

				35,424,903

	Air Freight & Logistics 0.8%
	FedEx Corp., senior bond, 4.75%, 11/15/45	United States	7,000,000	8,549,119

	Airlines 2.2%
a	Delta Air Lines Inc./SkyMiles IP Ltd., first lien, senior secured, 144A, 4.50%, 4.50%, 10/20/25	United States	13,000,000	13,913,833
	United Airlines, senior bond, 2016-1 Class A, 3.45%, 1/07/30	United States	3,944,694	3,984,534
	United Airlines 2020-1 Class B Pass Through Trust, 2020-1 Class B, 4.875%, 7/15/27	United States	4,671,250	4,953,786

				22,852,153

	Banks 22.6%
	Banco Santander SA, sub. note, 2.749%, 12/03/30	Spain	8,900,000	8,862,460
	Bancolombia SA, senior note, 3.00%, 1/29/25	Colombia	8,200,000	8,282,082
	Bank of America Corp., Senior unsecured, 2.676%, 6/19/41	United States	5,000,000	4,832,149
	senior unsecured note, 2.592%, 4/29/31	United States	5,900,000	6,025,189
	sub. bond, 4.183%, 11/25/27	United States	12,250,000	13,663,575
a	BNP Paribas SA, senior note, 144A, 4.705% to 1/10/24, FRN thereafter,1/10/25	France	11,900,000	12,886,722
a	BPCE SA, senior note, 144A, 5.70%, 10/22/23	France	11,700,000	12,831,285
	Citigroup Inc., senior bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28	United States	7,100,000	7,809,338
a	Credit Agricole SA, subordinated, 144A, 4.375%, 3/17/25	France	12,000,000	13,106,586
	Deutsche Bank AG, Senior unsecured, 0.898%, 5/28/24	Germany	5,500,000	5,496,345
	Deutsche Bank AG/New York NY, senior note, 2.129% to 11/24/25, FRN thereafter,11/24/26	Germany	8,000,000	8,129,872
	HSBC Holdings PLC, senior note, FRN thereafter, 1.645%, 4/18/26	United Kingdom	16,500,000	16,594,989
	JPMorgan Chase & Co., senior bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	8,000,000	8,166,258
	senior note, 1.04% to 2/04/26, FRN thereafter, 2/04/27	United States	5,425,000	5,324,506
	sub. bond, 4.25%, 10/01/27	United States	7,100,000	8,079,674
	Morgan Stanley, senior unsecured note, 0.731%, to 4/05/23, FRN thereafter,4/05/24	United States	4,950,000	4,967,595
	senior unsecured note, Series GMTN, to 1/22/24 FRN thereafter, 0.791%, 1/22/25	United States	5,000,000	5,000,787
a	National Australia Bank Ltd., sub. note, 144A, 2.332%, 8/21/30	Australia	12,000,000	11,609,037
	NatWest Group PLC, subordinated, 5.125%, 5/28/24	United Kingdom	5,000,000	5,510,894
a	Standard Chartered PLC, senior note, 144A, 1.456%, to 1/14/26 FRN thereafter, 1.456%, 1/14/27	United Kingdom	10,000,000	9,850,255
	SVB Financial Group, senior note, 3.125%, 6/05/30	United States	4,500,000	4,818,835
	The PNC Financial Services Group Inc., Junior Subordinated Note, Series T, to 9/15/26 FRN thereafter, 3.40%, 9/15/26	United States	9,600,000	9,600,000
	Truist Bank, sub. note, 3.30%, 5/15/26	United States	6,800,000	7,406,821
	Truist Financial Corp., sub. bond, 3.875%, 3/19/29	United States	7,300,000	8,250,096
a	UniCredit SpA, Senior unsecured, 144A, 1.982%, 6/03/27	Italy	9,700,000	9,680,096
	US Bancorp, senior note, 1.45%, 5/12/25	United States	4,000,000	4,065,651
	Wachovia Corp., Subordinated, 5.50%, 8/01/35	United States	3,600,000	4,644,381
	Wells Fargo & Co., sub. bond, 4.75%, 12/07/46	United States	8,100,000	10,155,939

				235,651,417

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Beverages 2.1%
	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc. 4.90%, 2/01/46	United States	5,200,000	$6,401,685
	Anheuser-Busch InBev Worldwide Inc., senior bond, 5.80%, 1/23/59	Belgium	3,000,000	4,245,813
a	Coca-Cola Europacific Partners PLC, Senior unsecured, 144A, 0.50%, 5/05/23	United Kingdom	2,150,000	2,148,310
	Constellation Brands Inc., senior unsecured note, 2.25%, 8/01/31	United States	7,000,000	6,893,321
a	Pilgrim’s Pride Corp., 144A, 3.50%, 3/01/32	United States	2,700,000	2,748,938

				22,438,067

	Biotechnology 0.4%
	AbbVie Inc., Senior unsecured, 4.25%, 11/21/49	United States	3,100,000	3,676,669

	Building Products 1.9%
	Carrier Global Corp., senior note, 3.577%, 4/05/50	United States	8,800,000	9,365,810
	MDC Holdings Inc. 2.50%, 1/15/31	United States	10,425,000	10,172,924

				19,538,734

	Capital Markets 3.6%
	Brixmor Operating Partnership LP, senior bond, 4.125%, 5/15/29	United States	3,200,000	3,597,099
	Credit Suisse Group AG, [a] senior bond,144A, 3.869% to 1/12/28, FRN thereafter, 1/12/29	Switzerland	3,900,000	4,259,608
	[a] senior note, 144A, 2.997% to 12/14/22, FRN thereafter, 12/14/23	Switzerland	8,400,000	8,628,983
	Morgan Stanley, senior note, 1.794%, 2/13/32	United States	9,700,000	9,245,435
	The Goldman Sachs Group Inc., senior note, 2.908% to 6/05/22, FRN thereafter, 6/05/23	United States	3,750,000	3,811,645
	senior note, Series FXD, .481%, 1/27/23	United States	4,000,000	4,000,848
	sub. note, 4.25%, 10/21/25	United States	3,875,000	4,293,352

				37,836,970

	Chemicals 0.9%
a	Alpek SAB de CV, 144A, 3.25%, 2/25/31	Mexico	3,200,000	3,237,936
	CF Industries Inc. 5.15%, 3/15/34	United States	5,000,000	6,131,975

				9,369,911

	Computers & Peripherals 0.8%
	Apple Inc., senior note, 3.20%, 5/11/27	United States	8,000,000	8,776,109

	Diversified Financial Services 1.2%
	Air Lease Corp., senior unsecured note, 0.80%, 8/18/24	United States	7,500,000	7,457,725
	Aon PLC 4.60%, 6/14/44	Ireland	4,000,000	4,997,589

				12,455,314

	Diversified Telecommunication Services 4.8%
	AT&T Inc., Senior unsecured, 3.50%, 6/01/41	United States	12,000,000	12,336,425
	France Telecom SA, senior bond, 9.00%, 3/01/31	France	6,600,000	10,280,936
	T-Mobile USA Inc., Senior secured, 2.05%, 2/15/28	United States	11,000,000	11,094,752
	Verizon Communications Inc., senior bond, 3.40%, 3/22/41	United States	15,800,000	16,515,785

				50,227,898

	Electric Utilities 9.3%
a	Comision Federal de Electricidad, 144A, 3.348%, 2/09/31	Mexico	5,000,000	4,922,975
	Commonwealth Edison Co., first mortgage, Secured, 4.00%, 3/01/48	United States	3,500,000	4,117,171
	Dominion Energy Inc., senior unsecured note, Series B, 3.30%, 4/15/41	United States	4,000,000	4,159,549
	Duke Energy Corp., senior bond, 4.80%, 12/15/45	United States	4,115,000	5,113,913
	Duke Energy Progress LLC, senior bond, 2.50%, 8/15/50	United States	5,000,000	4,546,931
a	EDP Finance BV, senior note, 144A, 1.71%, 1/24/28	Netherlands	8,000,000	7,868,802
a	Enel Finance International NV, senior note, 144A, 3.625%, 5/25/27	Italy	13,500,000	14,953,680
	Exelon Corp., senior bond, 4.05%, 4/15/30	United States	10,000,000	11,339,540

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Electric Utilities (continued)
	Georgia Power Co., senior bond, 4.30%, 3/15/42	United States	3,545,000	$4,138,564
	senior bond, 4.75%, 9/01/40	United States	5,300,000	6,452,970
	PSEG Power LLC, senior note, 3.85%, 6/01/23	United States	5,100,000	5,366,577
	Public Service Electric and Gas Co., First Mortgage, 3.15%, 1/01/50	United States	2,250,000	2,362,331
	Virginia Electric and Power Co., senior note, 3.50%, 3/15/27	United States	7,750,000	8,558,787
a	Vistra Operations Co. LLC, senior secured note, first lien, 144A, 3.55%, 7/15/24	United States	12,400,000	13,046,161

				96,947,951

	Electronic Equipment, Instruments & Components 1.7%
	Flex Ltd., senior note, 3.75%, 2/01/26	Singapore	5,300,000	5,770,096
	Jabil Inc., senior note, 3.60%, 1/15/30	United States	5,400,000	5,859,844
	Teledyne FLIR LLC, senior unsecured note, 2.50%, 8/01/30	United States	6,500,000	6,557,920

				18,187,860

	Energy Equipment & Services 1.0%
	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., senior bond, 4.08%, 12/15/47	United States	2,485,000	2,809,469
a	Schlumberger Holdings Corp., senior bond, 144A, 4.30%, 5/01/29	United States	6,750,000	7,643,065

				10,452,534

	Entertainment 0.6%
	The Walt Disney Co., senior bond, 6.20%, 12/15/34	United States	4,300,000	6,089,632

	Equity Real Estate Investment Trusts (REITs) 2.3%
	Essex Portfolio LP, senior bond, 2.65%, 3/15/32	United States	10,000,000	10,113,919
a	Global Net Lease Inc./Global Net Lease Operating Partnership LP, senior note, 144A, 3.75%, 12/15/27	United States	3,400,000	3,378,878
	Simon Property Group LP, senior note, 3.375%, 12/01/27	United States	10,000,000	10,906,897

				24,399,694

	Food & Staples Retailing 1.0%
a	Bimbo Bakeries USA Inc., 144A, 4.00%, 5/17/51	United States	2,700,000	2,932,515
a	JBS Finance Luxembourg Sarl, 144A, 3.625%, 1/15/32	United States	1,200,000	1,224,012
	The Kroger Co., senior bond, 4.45%, 2/01/47	United States	5,000,000	5,987,261

				10,143,788

	Health Care Providers & Services 4.4%
	Cigna Corp., senior bond, 4.90%, 12/15/48	United States	7,550,000	9,664,646
	Cigna Holding Co. 3.05%, 10/15/27	United States	1,100,000	1,188,231
	CVS Health Corp., senior bond, 5.30%, 12/05/43	United States	9,000,000	11,828,839
	HCA Inc., senior secured bond, first lien, 4.50%, 2/15/27	United States	8,156,000	9,186,613
	STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/51	Ireland	6,500,000	7,028,726
	UnitedHealth Group Inc., Senior unsecured, 3.05%, 5/15/41	United States	7,000,000	7,241,845

				46,138,900

	Hotels, Restaurants & Leisure 2.9%
	Las Vegas Sands Corp., Senior unsecured, 3.20%, 8/08/24	United States	12,000,000	12,324,397
	Senior unsecured, 3.90%, 8/08/29	United States	6,000,000	6,120,431
	Marriott International Inc., senior bond, 3.125%, 6/15/26	United States	11,000,000	11,772,463

				30,217,291

	Household Durables 0.8%
	Mohawk Industries Inc., senior bond, 3.625%, 5/15/30	United States	7,500,000	8,179,233

	Household Products 2.4%
	DR Horton Inc. 1.40%, 10/15/27	United States	3,600,000	3,529,429

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Household Products (continued)
a	Kimberly-Clark de Mexico SAB de CV, senior bond, 144A, 2.431%, 7/01/31	Mexico	10,375,000	$10,353,731
	The Procter & Gamble Co., senior bond, 3.00%, 3/25/30	United States	10,000,000	10,949,228

				24,832,388

	Insurance 2.8%
	Aflac Inc., senior bond, 4.75%, 1/15/49	United States	6,000,000	7,863,433
	Arch Capital Group Ltd., senior bond, 3.635%, 6/30/50	Bermuda	5,900,000	6,446,300
	Arthur J Gallagher & Co., Senior unsecured, 3.50%, 5/20/51	United States	4,000,000	4,290,362
	MetLife Inc., junior sub. bond, 6.40%, 12/15/66	United States	4,910,000	6,315,372
	The Allstate Corp., senior bond, 4.20%, 12/15/46	United States	3,100,000	3,783,363

				28,698,830

	Interactive Media & Services 1.2%
a	Tencent Holdings Ltd., senior note, 144A, 3.595%, 1/19/28	China	12,000,000	12,859,841

	Internet & Direct Marketing Retail 1.8%
	Alibaba Group Holding Ltd., senior note, 2.125%, 2/09/31	China	3,600,000	3,462,515
	senior note, 3.40%, 12/06/27	China	8,650,000	9,272,732
	Amazon.com Inc., senior bond, 2.70%, 6/03/60	United States	6,400,000	6,019,729

				18,754,976

	IT Services 1.0%
	Fiserv Inc., senior bond, 4.40%, 7/01/49	United States	9,000,000	10,793,110

	Media 2.4%
	Charter Communications Operating LLC/Charter Communications Operating Capital, senior bond, 2.80%, 4/01/31	United States	8,450,000	8,476,049
	senior secured note, 3.50%, 3/01/42	United States	3,100,000	3,036,327
	Comcast Corp., senior bond, 4.95%, 10/15/58	United States	7,100,000	9,816,632
	Fox Corp., senior bond, 5.476%, 1/25/39	United States	3,000,000	3,834,946

				25,163,954

	Metals & Mining 0.5%
a	Antofagasta PLC, senior note, 144A, 2.375%, 10/14/30	United Kingdom	5,000,000	4,831,300

	Multi-Utilities 1.1%
	Berkshire Hathaway Energy Co., senior bond, 3.80%, 7/15/48	United States	7,600,000	8,613,872
	Sr. Unsecured, 5.15%, 11/15/43	United States	2,000,000	2,612,074

				11,225,946

	Multiline Retail 0.5%
	Dollar Tree Inc., senior note, 3.70%, 5/15/23	United States	5,050,000	5,294,951

	Oil, Gas & Consumable Fuels 6.4%
	Aker BP ASA, [a] senior bond, 144A, 4.00%, 1/15/31	Norway	3,350,000	3,646,135
	[a] senior note, 144A, 3.75%, 1/15/30	Norway	5,000,000	5,356,211
	Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	7,700,000	8,427,197
	Chevron Corp., senior bond, 3.078%, 5/11/50	United States	4,200,000	4,353,572
	Devon Energy Corp., Sr. Unsecured, 4.75%, 5/15/42	United States	2,700,000	3,086,731
a	EASTERN GAS TRAN, Senior unsecured, 144A, 3.90%, 11/15/49	United States	5,000,000	5,445,204
	Exxon Mobil Corp., senior bond, 3.567%, 3/06/45	United States	5,000,000	5,484,927
	Shell International Finance BV, senior bond, 3.25%, 4/06/50	Netherlands	7,000,000	7,455,920
	TransCanada PipeLines Ltd., senior bond, 4.25%, 5/15/28	Canada	8,200,000	9,341,763
	senior note, 6.10%, 6/01/40	Canada	3,400,000	4,624,809

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Oil, Gas & Consumable Fuels (continued)
	Valero Energy Corp., senior note, 4.35%, 6/01/28	United States	8,000,000	$9,010,381

				66,232,850

	Paper & Forest Products 0.5%
	Suzano Austria GmbH, senior bond, 3.75%, 1/15/31	Austria	5,000,000	5,142,500

	Pharmaceuticals 2.8%
	AbbVie Inc., Senior unsecured, 4.05%, 11/21/39	United States	5,000,000	5,751,852
	Bristol-Myers Squibb Co., senior bond, 4.125%, 6/15/39	United States	3,450,000	4,147,209
	senior bond, 5.00%, 8/15/45	United States	3,186,000	4,287,579
	Royalty Pharma PLC 1.75%, 9/02/27	United Kingdom	4,200,000	4,185,509
	Takeda Pharmaceutical Co. Ltd., Senior unsecured, 3.175%, 7/09/50	Japan	10,200,000	10,355,742

				28,727,891

	Real Estate Management & Development 0.4%
	ERP Operating LP, senior bond, 4.50%, 7/01/44	United States	3,500,000	4,389,053

	Road & Rail 0.6%
	Burlington Northern Santa Fe LLC, Sr. Unsecured, 5.75%, 5/01/40	United States	4,800,000	6,735,180

	Semiconductors & Semiconductor Equipment 0.7%
a	Microchip Technology Inc., senior secured note, 144A, 0.983%, 9/01/24	United States	7,050,000	7,043,544

	Software 1.3%
	Microsoft Corp., senior bond, 2.675%, 6/01/60	United States	3,600,000	3,496,034
	ServiceNow Inc., senior bond, 1.40%, 9/01/30	United States	10,300,000	9,667,837

				13,163,871

	Specialty Retail 0.9%
	AutoZone Inc., senior bond, 1.65%, 1/15/31	United States	4,000,000	3,804,648
	Nordstrom Inc., senior unsecured note, 4.25%, 8/01/31	United States	1,600,000	1,622,329
	senior unsecured note, 4.375%, 4/01/30	United States	4,000,000	4,094,364

				9,521,341

	Tobacco 1.6%
	Imperial Brands Finance PLC, [a] senior bond, 144A, 3.875%, 7/26/29	United Kingdom	3,400,000	3,661,347
	[a] senior note, 144A, 4.25%, 7/21/25	United Kingdom	11,765,000	12,832,040

				16,493,387

	Wireless Telecommunication Services 0.6%
a	Sprint Spectrum Co. LLC, senior secured bond, first lien, 144A, 5.152%, 9/20/29	United States	5,500,000	6,292,275

	Total Corporate Bonds & Notes (Cost $1,004,229,578)			1,023,751,335

	Discount Notes 0.6%
	U.S. Treasury Note, 0.75%, 4/30/26	United States	3,000,000	2,977,500
	0.125%, 10/15/23	United States	3,000,000	2,989,804

	Total Discount Notes (Cost $5,973,457)			5,967,304

	Total Investments before Short Term Investments (Cost $1,010,203,035)			1,029,718,639

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Short Term Investments 0.2%
	U.S. Government & Agency Securities (Cost $2,145,000) 0.2%
b	Federal Home Loan Bank Discount Notes, 10/01/21	United States	2,145,000	$2,145,000

	Total Short Term Investments (Cost $2,145,000) 0.2%			2,145,000

	Total Investments (Cost $1,012,348,035) 99.0%			1,031,863,639
	Other Assets, less Liabilities 1.0%			10,817,859

	Net Assets 100.0%			$1,042,681,498

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $243,193,076, representing 23.3% of net assets.

bThe security was issued on a discount basis with no stated coupon rate.

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Ultra 10 Yr. U.S. Treasury Note	Short	64	$9,296,000	12/21/21	$136,671
U.S. Treasury 5 Yr. Note	Short	92	11,292,281	12/31/21	54,508
U.S. Treasury 10 Yr. Note	Short	124	16,319,563	12/21/21	161,275

Total Futures Contracts					$352,454

*As of period end.

See Abbreviations on Page 226.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Senior Loan ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31,
			2021		2020	2019[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.83		$22.85		$24.85	$25.00

Income from investment operations[b]:

Net investment income[c]	0.45		0.70		0.99	0.81

Net realized and unrealized gains (losses)	0.12		1.99		(1.90)	(0.21)

Total from investment operations	0.57		2.69		(0.91)	0.60

Less distributions from net investment income	(0.46)		(0.71)		(1.09)	(0.75)

Net asset value, end of period	$24.94		$24.83		$22.85	$24.85

Total return[d]	2.32%		11.91%		(3.92)%	2.44%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.74%		0.92%		0.97%	1.00%

Expenses net of waiver and payments by affiliates	0.45%		0.45%		0.45%	0.45%

Net investment income	3.62%		2.88%		4.02%	3.90%

Supplemental data

Net assets, end of period (000’s)	$182,072		$201,101		$54,833	$57,165

Portfolio turnover rate[f]	21.79%	[g]	45.87%	[g]	51.48% [g]	10.62%

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	21.79%	45.87%	51.48%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin Liberty Senior Loan ETF

		Country	Principal Amount*	Value
*	Corporate Bonds & Notes 3.8%
	Airlines 1.0%
a	American Airlines Inc./AAdvantage Loyalty IP Ltd., senior secured note, 144A, 4/20/26	United States	1,500,000	$1,578,750
a	Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 10/20/25	United States	250,000	267,574

				1,846,324

	Chemicals 0.5%
a	SCIH Salt Holdings Inc., senior secured note, 144A, 4.875%, 5/01/28	United States	500,000	503,125
a	Unifrax Escrow Issuer Corp., senior bond, 144A, 5.25%, 9/30/28	United States	419,400	425,167

				928,292

	Commercial Services & Supplies 0.1%
a	MPH Acquisition Holdings LLC, senior secured, 144A, 5.50%, 9/01/28	United States	213,000	212,707

	Communications Equipment 0.2%
a	CommScope Inc., senior secured, 144A, 4.75%, 9/01/29	United States	288,500	288,500

	Construction Materials 0.2%
a	Cemex SAB de CV, senior secured note, 144A, 5.20%, 9/17/30	Mexico	375,000	403,237

	Containers & Packaging 0.2%
a	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, senior secured note, 144A, 10/15/27	United States	400,000	396,510

	Diversified Financial Services 0.4%
a	Altice France SA, senior secured note, 144A, 5.125%, 7/15/29	France	500,000	490,922
a	Vmed O2 UK Financing I PLC, senior secured bond, 144A, 4.25%, 1/31/31	United Kingdom	210,000	209,738

				700,660

	Media 0.5%
a	Diamond Sports Group LLC/Diamond Sports Finance Co., first lien, 144A, 5.375%, 8/15/26	United States	1,210,000	800,113
a	Univision Communications Inc., senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	44,444	45,148

				845,261

	Oil, Gas & Consumable Fuels 0.1%
	Cheniere Energy Inc., senior secured, 10/15/28	United States	150,000	158,250
a	Weatherford International Ltd., senior note, 144A, 9/15/28	United States	44,600	45,994

				204,244

	Pharmaceuticals 0.5%
a	Endo Luxembourg Finance Co. I Sarl/Endo US Inc., 144A, 6.125%, 4/01/29	United States	925,000	926,253

	Specialty Retail 0.1%
a	Staples Inc., 144A, 7.50%, 4/15/26	United States	161,000	163,496

	Total Corporate Bonds & Notes (Cost $6,854,103)			6,915,484

b	Senior Floating Rate Interests 91.6%
	Aerospace & Defense 3.9%
	Dynasty Acquisition Co. Inc.,
	Initial Term B-1 Loan, 3.632%, 4/06/26	United States	2,349,077	2,302,648
	Initial Term B-2 Loan (CAD), 3.632%, 4/06/26	United States	1,262,945	1,237,983
	Madison IAQ LLC, Term Loan, 3.75%, 6/21/28	United States	1,045,709	1,045,489
	Peraton Holding Corp., Term Loan B1, 2/01/28	United States	2,550,533	2,556,513

				7,142,633

	Air Freight & Logistics 0.4%
	Kenan Advantage Group Inc., 2021 Term Loan B1, 4.50%, 3/24/26	United States	768,578	769,005

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Senior Loan ETF (continued)

		Country	Principal Amount*	Value
b	Senior Floating Rate Interests (continued)
	Airlines 3.4%
	AAdvantage Loyalty IP Ltd., 2021 Term Loan, 4/20/28	United States	724,129	$749,622
	Air Canada, 2021 Term Loan B, 4.25%, 8/11/28	Canada	465,116	467,635
	American Airlines Inc., 2018 Replacement Term Loans, 3.542%, 6/27/25	United States	1,733,130	1,663,562
	Kestrel Bidco Inc., Term Loan B, 4.00%, 12/11/26	Canada	2,174,163	2,126,603
c	SkyMiles IP Ltd/Delta Air Lines Inc., Term Loan B, TBD, 10/20/27	United States	136,597	145,468
	United Airlines Inc., 2021 Term Loan B, 4.50%, 4/21/28	United States	999,442	1,008,587

				6,161,477

	Auto Components 0.8%
	Clarios Global LP, 2021 USD Term Loan B, 3.359%, 4/30/26	United States	1,555,327	1,550,467

	Auto Parts & Equipment 0.3%
	Truck Hero Inc., 2021 Term Loan B, 4.50%, 1/31/28	United States	597,000	596,502

	Building Products 2.2%
	Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 4.25%, 5/12/28	United States	2,380,920	2,385,646
	White Cap Buyer LLC, Term Loan, 4.50%, 10/19/27	United States	1,591,234	1,597,106

				3,982,752

	Casinos & Gaming 0.5%
c	Twin River Worldwide Holdings Inc., 2021 Term Loan B, TBD, 8/06/28	United States	1,000,000	1,000,975

	Chemicals 2.4%
	INEOS Styrolution US Holding LLC, 2021 USD Term Loan B, 3.25%, 1/29/26	United States	1,726,672	1,729,478
	Nouryon USA LLC, Term Loan B, 3.151%, 10/01/25	Netherlands	1,077,789	1,071,997
	SCIH Salt Holdings Inc., 2021 Incremental Term Loan B, 4.75%, 3/16/27	United States	1,513,047	1,516,716

				4,318,191

	Commercial Services & Supplies 2.3%
	Intrado Corp., Term B Loans, 5.00%, 10/10/24	United States	749,698	739,851
	KUEHG Corp., 2018 Incremental Term Loan, 4.75%, 2/21/25	United States	1,094,344	1,086,060
	Prime Security Services Borrower LLC, 2021 Term Loan, 3.50%, 9/23/26	United States	2,369,595	2,369,725

				4,195,636

	Communications Equipment 0.8%
	CommScope Inc., Initial Term Loans, 3.406%, 4/06/26	United States	1,382,047	1,377,873

	Construction & Engineering 0.3%
c	Brand Energy & Infrastructure Services Inc., 2017 Term Loan, TBD, 6/21/24	United States	498,701	495,407

	Construction Materials 0.5%
	Cornerstone Building Brands Inc., 2021 Term Loan B, 3.75%, 4/12/28	United States	890,919	890,737

	Containers & Packaging 3.0%
	BWAY Holding Company, 2017 Term Loan B, 3.443%, 4/03/24	United States	2,826,298	2,773,079
c	Charter NEX US Inc., 2021 Term Loan, TBD, 12/01/27	United States	277,957	278,891
	Klockner-Pentaplast of America Inc., 2021 Term Loan B, 5.25%, 2/12/26	Luxembourg	2,403,795	2,414,324

				5,466,294

	Diversified Banks 0.6%
c	Aqgen Island Holdings Inc., Term Loan, TBD, 8/02/28	United States	1,006,329	1,005,700

	Diversified Consumer Services 0.9%
	Spin Holdco Inc., 2021 Term Loan, 4.75%, 3/04/28	United States	1,695,750	1,702,397

	Diversified Financial Services 5.2%
	Amentum Government Services Holdings LLC,
	Term Loan B, 3.584%, 1/29/27	United States	1,526,387	1,527,661
	Term Loan B, 5.50%, 1/29/27	United States	705,176	712,052

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Senior Loan ETF (continued)

		Country	Principal Amount*	Value
b	Senior Floating Rate Interests (continued)
	Diversified Financial Services (continued)
	Asurion LLC,
	Replacement B-6 Term Loans, 3.209%, 11/03/23	United States	793,555	$790,000
	2021 2nd Lien Term Loan B4, 5.334%, 1/20/29	United States	697,666	695,311
	Term Loan B-8, 3.334%, 12/23/26	United States	1,095,071	1,080,206
	2021 2nd Lien Term Loan B3, 5.334%, 1/31/28	United States	819,599	818,234
	Citadel Securities LP, 2021 Term Loan B, 2.609%, 2/02/28	United States	1,442,750	1,431,417
	Edelman Financial Center LLC, 2021 Term Loan B, 6.50%, 4/07/28	United States	1,499,100	1,497,931
	Jane Street Group LLC, 2021 Term Loan, 2.859%, 1/26/28	United States	932,470	924,428

				9,477,240

	Diversified Telecommunication Services 2.0%
	Altice France SA/Numericable U.S. LLC/Ypso France SAS, USD TLB-13 Incremental Term Loans, FRN, 4.237%, 8/14/26	France	2,398,122	2,395,124
	Zayo Group Holdings Inc. (Front Range BidCo), Initial Dollar Term Loan, 3.156%, 3/09/27	United States	1,308,194	1,298,167

				3,693,291

	Electronic Equipment & Instruments 1.7%
c	Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, TBD, 7/27/28	United States	1,409,220	1,410,981
	Verifone Systems Inc., 2018 1st Lien Term Loan, 4.429%, 8/20/25	United States	1,669,119	1,638,407

				3,049,388

	Food Products 1.1%
c	Triton Water Holdings Inc, Term Loan, TBD, 3/31/28	United States	1,944,118	1,944,001

	Health Care Providers & Services 8.4%
	ADMI Corp.,
	[c] 2021 Incremental Term Loan B3, TBD, 12/23/27	United States	313,998	314,223
	2021 Term Loan B2, 3.875%, 12/23/27	United States	2,677,472	2,659,306
c	CHG Healthcare Services Inc., 2021 Term Loan, TBD, 9/22/28	United States	516,923	518,308
c	Gainwell Acquisition Corp., Term Loan B, TBD, FRN thereafter, 10/01/27	United States	2,221,403	2,229,733
	Global Medical Response Inc., 2018 New Term Loans, 5.25%, 3/14/25	United States	1,144,852	1,150,719
	Heartland Dental LLC, 2021 Incremental Term Loan, 4.073%, 4/30/25	United States	317,386	317,069
	Icon Luxembourg SARL,
	US Term Loan, 3.00%, 7/03/28	United States	207,608	208,529
	LUX Term Loan, 3.00%, 7/03/28	Luxembourg	833,262	836,961
	National Mentor Holdings Inc.,
	2021 Term Loan, 4.50%, 3/02/28	United States	1,986,448	1,988,931
	2021 Term Loan C, 4.50%, 3/02/28	United States	62,563	62,642
	2021 Delayed Draw Term Loan, 3.75%, 3/02/28	United States	92,218	92,334
	Phoenix Guarantor Inc.,
	2021 Term Loan B, 3.585%, 3/05/26	United States	794,876	792,889
	Tranche B-1 Term Loan, 3.336%, 3/05/26	United States	1,030,853	1,025,941
	Radiology Partners Inc., 2018 1st Lien Term Loan B, 4.334%, 7/09/25	United States	724,138	724,489
	Team Health Holdings Inc., 1st Lien Term Loan, 3.75%, 2/06/24	United States	1,021,974	998,980
c	U.S. Anesthesia Partners Inc., 2021 Term Loan, TBD, 9/22/28	United States	350,980	351,940
c	U.S. Renal Care Inc., 2019 Term Loan B, TBD, 6/26/26	United States	1,094,416	1,094,416

				15,367,410

	Home Furnishings 0.6%
	AI Aqua Merger Sub inc.,
	[c] 2021 1st Lien Delayed Draw Term Loan, TBD, 7/31/28	United States	125,000	125,547
	[c] 2021 1st Lien Term Loan B, TBD, 7/31/28	United States	1,000,000	1,004,375

				1,129,922

	Hotels Restaurants & Leisure 2.6%
	Caesars Resort Collection LLC,
	Term B Loans, 2.834%, 12/23/24	United States	1,325,458	1,319,302
	Term B-1 Loans, 3.583%, 7/21/25	United States	822,982	824,636
	Golden Nugget Inc., 2017 Incremental Term Loan B, 3.25%, 10/04/23	United States	1,367,248	1,362,544

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Senior Loan ETF (continued)

		Country	Principal Amount*	Value
b	Senior Floating Rate Interests (continued)
	Hotels Restaurants & Leisure (continued)
	Hilton Grand Vacations BWR LLC, 2021 Term Loan B, TBD, 8/02/28	United States	396,825	$398,214
	IRB Holding Corp., Fourth Amendment Incremental Term Loan, 4.25%, 12/15/27	United States	847,053	849,370

				4,754,066

	Insurance 3.1%
c	Acrisure LLC, Term Loan B, TBD, 2/15/27	United States	1,735,030	1,722,018
	Alliant Holdings Intermediate LLC, Term Loan B, 4.25%, 11/05/27	United States	163,290	163,653
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Initial Term Loan, 2.906%, 5/09/25	United States	932,532	926,937
	AssuredPartners Inc.,
	June Incremental Term Loan, 5.50%, 2/12/27	United States	360,946	361,307
	2021 Term Loan B, 4.00%, 2/12/27	United States	61,864	61,925
	2020 February Refinancing Term Loans, 3.584%, 2/12/27	United States	1,675,817	1,667,782
	Mitchell International Inc., Amendment No. 2 New Term Loans, FRN thereafter, 4.75%, 11/29/24	United States	693,000	694,300

				5,597,922

	Interactive Media & Services 1.3%
	Hunter Holdco 3 Limited, USD Term Loan B, 4.75%, 8/19/28	United Kingdom	731,707	735,823
	MH Sub I LLC & Micro Holding Corp.,
	Initial Term Loans, 3.584%, 9/13/24	United States	1,299,486	1,297,342
	2020 June New Term Loans, 4.75%, 9/13/24	United States	405,944	407,466

				2,440,631

	IT Services 4.2%
	Deerfield Dakota Holding LLC, Term Loan B, 4.75%, 4/09/27	United States	1,389,447	1,395,200
	Dun and Bradstreet Corp., Term Loan B, 3.898%, 2/06/26	United States	1,492,044	1,492,768
	Sedgwick Claims Management Services Inc., Initial Term Loans, 3.334%, 12/31/25	United States	2,281,933	2,266,427
	Tibco Software Inc., Term B-3 Loans, 3.84%, 6/30/26	United States		—
	Verscend Holding Corp., 2021 Term Loan B, 4.084%, 8/27/25	United States	2,443,199	2,449,808

				7,604,203

	Machinery 1.4%
	Vertical Midco GmbH, USD Term Loan B, 4.404%, 7/30/27	Germany	2,445,057	2,452,526
c	Vertical US Newco Inc., (thyssenkrupp Elevator), Term Loan B,, 7/29/27	United States	90,909	91,187

				2,543,713

	Media 10.6%
c	AMC Entertainment Holdings Inc., 2019 Term Loan B, TBD, 4/22/26	United States	248,724	231,280
	Cengage Learning Inc., 2021 Term Loan B, 5.75%, 6/29/26	United States	2,842,539	2,864,668
c	Clear Channel Outdoor Holdings Inc., Term B Loan, TBD, 8/21/26	United States	2,954,352	2,897,791
	Crown Finance US Inc., 2018 USD Term Loan, 3.50%, 2/28/25	United States	1,321,781	1,093,219
	CSC Holdings LLC, March 2017 Incremental Term Loans, 2.402%, 7/17/25	United States	1,599,245	1,580,126
	Diamond Sports Group LLC, Term Loan, 3.34%, 8/24/26	United States	936,494	587,257
d	Nexstar Broadcasting Inc., Term B-4 Loan, 9/18/26	United States	910,393	910,680
c	Radiate Holdco LLC, Term Loan, TBD, 9/25/26	United States	956,687	956,965
	Univision Communications Inc.,
	2021 First Lien Term Loan B, 4.00%, 3/15/26	United States	2,277,864	2,278,172
	[c] 2021 Term Loan B, TBD, 5/05/28	United States	342,391	342,330
	Virgin Media Bristol LLC, 2020 USD Term Loan Q, 1/31/29	United States	970,000	971,479
	Vision Solutions Inc., 2021 1st Lien Term Loan, 5.00%, 4/24/28	United States	1,348,075	1,347,859
	WideOpenWest Finance LLC, Term B Loan, 4.25%, 8/18/23	United States	1,203,933	1,206,190
	William Morris Endeavor Entertainment LLC and IMG LLC, Term Loan B, 2.90%, 5/18/25	United States	2,019,647	1,984,485

				19,252,501

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Senior Loan ETF (continued)

		Country	Principal Amount*	Value
b	Senior Floating Rate Interests (continued)
	Personal Products 1.7%
	Conair Holdings LLC, Term Loan B, 4.25%, 5/17/28	United States	272,491	$273,031
	Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 4.50%, 10/01/26	Luxembourg	2,851,670	2,862,905

				3,135,936

	Pharmaceuticals 3.1%
	eResearchTechnology Inc., 2020 1st Lien Term Loan, 5.50%, 2/04/27	United States	2,297,871	2,311,877
	Jazz Financing Lux S.a.r.l., USD Term Loan, 4.00%, 5/05/28	United States	712,500	714,285
c	Organon & Co., USD Term Loan, TBD, 6/02/28	United States	795,304	798,286
c	Parexel International Corporation, 2021 1st Lien Term Loan, TBD, 8/11/28	United States	193,548	193,821
	Valeant Pharmaceuticals International, Initial Term Loans, 3.084%, 6/02/25	United States	1,546,626	1,546,433

				5,564,702

	Real Estate Management & Development 1.1%
c	Brookfield Property REIT Inc., 1st Lien Term Loan B, TBD, 8/27/25	United States	497,436	492,417
	Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan, 8/21/25	United States	1,609,348	1,597,479

				2,089,896

	Software 14.7%
	Athenahealth Inc., 2021 Term Loan B1, 4.453%, 2/11/26	United States	3,249,331	3,262,735
	Cloudera Inc.,
	[c] 2021 Second Lien Term Loan, TBD, 8/10/29	United States	103,306	103,306
	[c] 2021 Term Loan, TBD, 8/10/28	United States	533,333	533,501
c	Cornerstone OnDemand Inc., 2021 Term Loan, TBD, 9/21/28	United States	1,506,024	1,505,557
	DCert Buyer Inc., Term Loan B, 4.109%, 10/16/26	United States	2,301,353	2,304,552
	Epicor Software Corporation, Term B Loans, 4.00%, 7/30/27	United States	1,623,880	1,625,544
	Finastra USA Inc., Dollar Term Loan, 4.50%, 6/13/24	United States	2,916,816	2,897,463
	Hyland Software Inc.,
	2021 2nd Lien Term Loan, 7.00%, 7/07/25	United States	30,303	30,758
	Term Loan, 4.25%, 7/01/24	United States	2,721,398	2,727,630
	Idera Inc., 2021 Term Loan, 4.50%, 3/02/28	United States	990,193	991,534
	Ivanti Software Inc.,
	2020 Term Loan B, 5.75%, 12/01/27	United States	1,094,500	1,099,546
	2021 Add On Term Loan B, 4.75%, 12/01/27	United States	140,711	141,116
	LogMeIn Inc., Initial Term Loans, 4.833%, 8/31/27	United States	1,794,239	1,795,504
c	MA Finance Co., Tranche B-4 Term Loans, TBD, 6/05/25	United States	439,397	443,035
	Navicure Inc., 2019 Term Loan B, 4.084%, 10/22/26	United States	809,540	811,057
	Polaris Newco LLC, USD Term Loan B, 4.50%, 6/02/28	United States	2,500,000	2,508,337
c	Quest Software US Holdings Inc., 2018 1st Lien Term Loan, TBD, 5/16/25	United States	413,793	413,719
	RealPage Inc., 1st Lien Term Loan, 3.75%, 4/24/28	United States	874,194	872,463
	Sovos Compliance LLC,
	2021 Term Loan, 5.00%, 8/11/28	United States	128,446	129,356
	[c] 2021 Delayed Draw Term Loan, TBD, 8/11/28	United States	22,181	22,339
	The Ultimate Software Group Inc, 2021 Incremental Term Loans, 4.00%, 5/04/26	United States	2,469,289	2,477,413

				26,696,465

	Specialty Retail 5.0%
	Great Outdoors Group LLC, 2021 Term Loan B, 5.00%, 3/06/28	United States	2,895,971	2,911,537
	Michaels Companies Inc., 2021 Term Loan B, 5.00%, 4/15/28	United States	807,975	809,716
	PetSmart Inc., 2021 Term Loan B, 4.50%, 2/11/28	United States	1,441,793	1,446,940
c	SRS Distribution Inc., 2021 Term Loan B, TBD, 6/02/28	United States	685,430	686,143
	Staples Inc., 2019 Refinancing Term B-1 Loans, 5.126%, 4/16/26	United States	2,863,986	2,738,686
	Whatabrands LLC, 2021 Term Loan B, 3.75%, 8/03/28	United States	437,956	438,055

				9,031,077

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Senior Loan ETF (continued)

		Country	Principal Amount*	Value
b	Senior Floating Rate Interests (continued)
	Technology Hardware, Storage & Peripherals 1.5%
	Greeneden U.S. Holdings II LLC (Genesys), Initial Dollar Term Loan, 4.75%, 12/01/27	United States	2,687,215	$2,699,456

	Total Floating Rate Loans (Cost $166,311,393)			166,727,866

	Asset-Backed Securities 1.6%
a,e	AMMC CLO 15 Ltd., 2014-15A, CRR, 144A, 2.575%, 2, 1/15/2032	United States	1,000,000	1,002,542
a,e	BlueMountain CLO 2018-3 Ltd., 2018-3A, C, 144A, 2.444%, 2, 10/25/2030	United States	1,000,000	1,000,049
a,e	LCM XVIII LP, 2018A, CR, 144A, 2.121%, 2, 4/20/2031	United States	1,000,000	991,146

	Total Asset-Backed Securities (Cost $2,996,875)			2,993,737

	Total Investments before Short Term Investments (Cost $176,162,371)			176,637,087

	Short Term Investments 1.2%
	U.S. Government & Agency Securities (Cost $2,135,000) 1.2%
f	Federal Farm Credit Discount Notes,10/01/21	United States	2,135,000	2,135,000

	Total Investments (Cost $178,297,371) 98.2%			178,772,087
	Other Assets, less Liabilities 1.8%			3,299,985

	Net Assets 100.0%			$182,072,072

See Abbreviations on page 226.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $9,750,971, representing 5.4% of net assets.

bThe coupon rate shown represents the rate at period end.

cA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.

dA portion or all of the security purchased on a delayed delivery basis.

eThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

fThe security was issued on a discount basis with no stated coupon rate.

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FRANKLIN TEMPLETON ETF TRUST

Consolidated Financial Highlights

Franklin Liberty Systematic Style Premia ETF

	Six Months Ended September 30 (unaudited)	Year Ended March 31,
		2021	2020[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$19.55	$23.16	$25.00

Income from investment operations[b]:

Net investment income[c]	0.08	0.23	0.11

Net realized and unrealized gains (losses)	0.98	(2.25)	(1.94)

Total from investment operations	1.06	(2.02)	(1.83)

Less distributions from:

Net investment income	(0.24)	(0.05)	(0.01)

Net realized gains	—	(1.54)	—

Total Distributions	(0.24)	(1.59)	(0.01)

Net asset value, end of period	$20.37	$19.55	$23.16

Total return[d]	5.43%	(8.70)%	(7.34)%

Ratios to average net assets[e]

Total expenses	0.97%	1.14%	1.15%

Total expenses before waiver and payments by affiliates	0.65%	0.65%	0.65%

Net investment income	0.83%	1.08%	1.67%

Supplemental data

Net assets, end of period (000’s)	$54,991	$46,927	$50,948

Portfolio turnover rate[f]	106.49% [g]	171.16% [g]	60.95% [g]

aFor the period December 18, 2019 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	106.49%	171.16%	60.95%

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Statement of Investments, September 30, 2021 (unaudited)

Franklin Liberty Systematic Style Premia ETF

		Country	Shares	Value
	Common Stocks 82.4%
	Aerospace & Defense 0.2%
	Textron Inc.	United States	1,187	$82,864

	Air Freight & Logistics 1.4%
	Deutsche Post AG	Germany	5,259	332,051
	Expeditors International of Washington Inc.	United States	881	104,954
	FedEx Corp.	United States	1,310	287,270
	Yamato Holdings Co. Ltd.	Japan	1,500	38,046

				762,321

	Auto Components 0.1%
	Aisin Seiki Co. Ltd.	Japan	800	29,182

	Automobiles 0.3%
	Isuzu Motors Ltd.	Japan	3,100	40,926
	Stellantis NV	United States	5,473	104,798

				145,724

	Banks 2.9%
	Bank Leumi Le-Israel BM	Israel	7,563	64,444
	Bank of Montreal	Canada	2,500	249,536
	Barclays PLC	United Kingdom	89,762	229,474
	BOC Hong Kong (Holdings) Ltd.	Hong Kong	20,000	60,375
	CaixaBank SA	Spain	23,364	72,677
	Canadian Imperial Bank of Commerce	Canada	2,400	267,119
a	Commerzbank AG	Germany	5,236	34,923
	Hang Seng Bank Ltd.	Hong Kong	4,100	70,364
	Mitsubishi UFJ Financial Group Inc.	Japan	63,000	371,479
	Mizuho Financial Group Inc.	Japan	12,500	177,515
	Raiffeisen Bank International AG	Austria	771	20,266

				1,618,172

	Beverages 0.6%
	Anheuser-Busch InBev SA/NV	Belgium	4,045	230,389
b	Budweiser Brewing Co. APAC Ltd., 144A	China	9,400	23,836
	Coca-Cola HBC AG	Russia	1,065	34,450
	Keurig Dr Pepper Inc.	United States	907	30,983
	Suntory Beverage & Food Ltd.	Japan	700	29,111

				348,769

	Biotechnology 4.1%
	AbbVie Inc.	United States	6,838	737,615
a	Alnylam Pharmaceuticals Inc.	United States	634	119,706
a	Exact Sciences Corp.	United States	943	90,009
	Gilead Sciences Inc.	United States	6,456	450,952
a	Moderna Inc.	United States	746	287,106
a	Regeneron Pharmaceuticals Inc.	United States	563	340,716
a	Vertex Pharmaceuticals Inc.	United States	1,352	245,239

				2,271,343

	Building Products 0.8%
	AGC Inc.	Japan	1,000	51,804
	Compagnie de Saint-Gobain	France	2,676	180,622
	Geberit AG	Switzerland	195	144,026
	LIXIL Group Corp.	Japan	300	8,752
	Owens Corning	United States	538	45,999
	Xinyi Glass Holdings Ltd.	Hong Kong	10,000	29,931

				461,134

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Capital Markets 4.7%
	3i Group PLC	United Kingdom	5,278	$91,199
	Apollo Global Management Inc., A	United States	902	55,554
	Blackstone Inc.	United States	3,602	419,057
	Cboe Global Markets Inc.	United States	572	70,848
a	Futu Holdings Ltd., ADR	China	300	27,306
	Goldman Sachs Group Inc.	United States	1,730	653,992
	Invesco Ltd.	United States	1,802	43,446
	Julius Baer Group Ltd.	Switzerland	1,176	78,564
	KKR & Co. Inc.	United States	2,742	166,933
	Magellan Financial Group Ltd.	Australia	761	19,443
	Moody’s Corp.	United States	105	37,286
	Partners Group Holding AG	Switzerland	120	188,648
	S&P Global Inc.	United States	874	371,354
	SEI Investments Co.	United States	638	37,833
	T. Rowe Price Group Inc.	United States	1,198	235,647
	The Carlyle Group Inc.	United States	835	39,479
	UBS Group AG	Switzerland	2,278	36,630

				2,573,219

	Chemicals 1.4%
	Arkema SA	France	311	41,270
	Asahi Kasei Corp.	Japan	6,400	68,632
	Celanese Corp.	United States	593	89,329
	CF Industries Holdings Inc.	United States	1,115	62,239
b	Covestro AG, 144A	Germany	1,017	69,941
	LyondellBasell Industries NV, A	United States	1,390	130,451
	Mitsubishi Chemical Holdings Corp.	Japan	1,600	14,677
	Mitsubishi Gas Chemical Co. Inc.	Japan	800	15,882
	Mitsui Chemicals Inc.	Japan	1,000	33,744
	Mosaic Co.	United States	1,886	67,368
	Nitto Denko Corp.	Japan	500	35,761
	Orica Ltd.	Australia	2,148	21,397
	Sumitomo Chemical Co. Ltd.	Japan	7,700	40,372
	Toray Industries Inc.	Japan	7,200	46,217
	Tosoh Corp.	Japan	1,300	23,699

				760,979

	Commercial Services & Supplies 0.1%
	Dai Nippon Printing Co. Ltd.	Japan	1,100	26,708
	Sohgo Security Services Co. Ltd.	Japan	400	18,104
	TOPPAN Inc.	Japan	1,400	23,878

				68,690

	Communications Equipment 0.4%
a	F5 Networks Inc.	United States	316	62,814
a	Nokia OYJ	Finland	29,159	160,825

				223,639

	Construction Materials 0.3%
	HeidelbergCement AG	Germany	774	58,109
	James Hardie Industries PLC, CDI	United States	2,331	84,645

				142,754

	Consumer Finance 0.8%
	Ally Financial Inc.	United States	1,892	96,587
	Capital One Financial Corp.	United States	2,003	324,426

				421,013

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Distributors 0.3%
	Genuine Parts Co.	United States	758	$91,892
a	LKQ Corp.	United States	1,509	75,933

				167,825

	Diversified Financial Services 0.5%
	Investor AB, B	Sweden	9,683	209,343
a	Kinnevik AB, B	Sweden	1,288	45,514
	Sofina SA	Belgium	83	33,013

				287,870

	Diversified Telecommunication Services 0.2%
	Telefonica SA	Spain	27,056	126,900

	Electric Utilities 0.7%
	Chubu Electric Power Co. Inc.	Japan	3,400	40,270
	CK Infrastructure Holdings Ltd.	Hong Kong	3,500	19,558
	CLP Holdings Ltd.	Hong Kong	8,500	81,892
	EDF SA	France	2,413	30,454
	NRG Energy Inc.	United States	1,275	52,058
a	PG&E Corp.	United States	7,451	71,530
	Power Assets Holdings Ltd.	Hong Kong	7,500	44,125
	Red Electrica Corp. SA	Spain	2,257	45,279

				385,166

	Electrical Equipment 1.1%
	ABB Ltd.	Switzerland	2,152	72,414
	Emerson Electric Co.	United States	3,198	301,252
	Fuji Electric Co. Ltd.	Japan	700	32,059
	Mitsubishi Electric Corp.	Japan	9,400	131,174
a	Sensata Technologies Holding PLC	United States	814	44,542

				581,441

	Electronic Equipment, Instruments & Components 0.1%
a	Arrow Electronics Inc.	United States	392	44,018

	Energy Equipment & Services 0.0%†
	Tenaris SA	United States	2,435	25,658

	Entertainment 0.1%
a	AMC Entertainment Holdings Inc., A	United States	1,187	45,177

	Equity Real Estate Investment Trusts (REITs) 1.5%
	Dexus	Australia	5,652	44,093
	Extra Space Storage Inc.	United States	102	17,135
	Goodman Group	Australia	8,865	138,831
	GPT Group	Australia	10,232	37,473
	Link REIT	Hong Kong	11,200	96,035
	Mirvac Group	Australia	20,552	44,389
	Public Storage	United States	837	248,673
	Segro PLC	United Kingdom	6,321	101,849
	Stockland	Australia	12,570	40,678
	VICI Properties Inc.	United States	2,817	80,031

				849,187

	Food & Staples Retailing 2.3%
	Alimentation Couche-Tard Inc., B	Canada	1,300	49,728
	Carrefour SA	France	3,382	60,930
	J Sainsbury PLC	United Kingdom	9,044	34,803
	Jeronimo Martins SGPS SA	Portugal	1,324	26,408
	Koninklijke Ahold Delhaize NV	Netherlands	5,487	182,730

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Food & Staples Retailing (continued)
	Lawson Inc.	Japan	300	$14,735
	Loblaw Cos. Ltd.	Canada	900	61,750
	The Kroger Co.	United States	3,782	152,906
	Walmart Inc.	United States	4,849	675,854

				1,259,844

	Food Products 0.7%
	Bunge Ltd.	United States	736	59,851
	Hormel Foods Corp.	United States	1,556	63,796
	NH Foods Ltd.	Japan	400	15,165
	The Hershey Co.	United States	42	7,108
	Tyson Foods Inc.	United States	1,524	120,305
b	WH Group Ltd., 144A	Hong Kong	46,000	32,795
	Wilmar International Ltd.	Singapore	10,400	32,251
	Yakult Honsha Co. Ltd.	Japan	700	35,510

				366,781

	Gas Utilities 0.4%
	Hong Kong and China Gas Co. Ltd.	Hong Kong	59,600	90,342
	Osaka Gas Co. Ltd.	Japan	2,000	36,729
	Tokyo Gas Co. Ltd.	Japan	2,000	37,266
	UGI Corp.	United States	1,097	46,754

				211,091

	Health Care Equipment & Supplies 1.6%
	Coloplast AS, B	Denmark	630	98,829
a	Hologic Inc.	United States	1,287	94,994
	Hoya Corp.	Japan	1,500	234,932
a	IDEXX Laboratories Inc.	United States	469	291,671
	The ooper Cos Inc.	United States	266	109,940
a	William Demant Holding AS	Denmark	570	28,748

				859,114

	Health Care Providers & Services 0.3%
a	Laboratory Corp. of America Holdings	United States	522	146,912

	Health Care Technology 0.2%
	Cerner Corp.	United States	1,591	112,197

	Hotels, Restaurants & Leisure 3.6%
	Aristocrat Leisure Ltd.	Australia	3,022	102,489
a	Crown Resorts Ltd.	Australia	1,993	13,792
	Dominos Pizza Inc.	United States	205	97,777
a	Galaxy Entertainment Group Ltd.	Macau	12,000	61,660
b	La Francaise des Jeux SAEM, 144A	France	505	26,039
	McDonald’s Corp.	United States	3,025	729,358
	McDonald’s Holdings Co. Japan Ltd.	Japan	400	18,857
a	Melco Resorts & Entertainment Ltd., ADR	Hong Kong	1,200	12,288
a	Sands China Ltd.	Macau	13,600	27,952
a	SJM Holdings Ltd.	Macau	11,000	7,489
	Starbucks Corp.	United States	5,955	656,896
a	Wynn Macau Ltd.	Macau	8,800	7,370
	Yum! Brands Inc.	United States	1,584	193,739

				1,955,706

	Household Durables 0.0%†
	Iida Group Holdings Co. Ltd.	Japan	800	20,657

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Independent Power and Renewable Electricity Producers 0.1%
	Brookfield Renewable Corp., A	United States	700	$27,186
	Vistra Corp.	United States	2,273	38,868

				66,054

	Industrial Conglomerates 0.8%
	CK Hutchison Holdings Ltd.	Hong Kong	14,500	96,764
	Hitachi Ltd.	Japan	5,000	297,558
	Jardine Matheson Holdings Ltd.	Hong Kong	1,200	63,648

				457,970

	Insurance 1.3%
	Aflac Inc.	United States	3,376	175,991
	AIA Group Ltd.	Hong Kong	3,800	43,908
a	Athene Holding Ltd., A	Bermuda	691	47,589
	Dai-ichi Life Holdings Inc.	Japan	5,200	115,255
	Fairfax Financial Holdings Ltd.	Canada	100	40,361
	Fidelity National Financial Inc.	United States	1,439	65,244
	NN Group NV	Netherlands	1,416	74,292
	Power Corp. of Canada	Canada	3,000	98,867
	QBE Insurance Group Ltd.	Australia	5,730	48,262

				709,769

	Interactive Media & Services 5.5%
a	Alphabet Inc., A	United States	380	1,015,937
a	Alphabet Inc., C	United States	374	996,826
a	Facebook Inc., A	United States	2,961	1,004,934

				3,017,697

	Internet & Direct Marketing Retail 0.0%†
	Zozo Inc.	Japan	600	22,559

	IT Services 3.6%
	Accenture PLC, A	Ireland	2,178	696,786
a	Akamai Technologies Inc.	United States	862	90,157
	Cognizant Technology Solutions Corp., A	United States	2,782	206,452
	Computershare Ltd.	Australia	1,258	16,557
a	EPAM Systems Inc.	United States	303	172,855
	Fujitsu Ltd.	Japan	1,000	182,030
a	Gartner Inc.	United States	461	140,089
	GMO Payment Gateway Inc.	Japan	200	25,418
	International Business Machines Corp.	United States	137	19,033
a,b	Nexi SpA, 144A	Italy	2,326	43,563
	NTT Data Corp.	Japan	3,300	64,033
	Paychex Inc.	United States	1,727	194,201
	SCSK Corp.	Japan	900	19,085
	TIS Inc.	Japan	1,200	32,857
	Western Union Co.	United States	2,102	42,502
a	Wix.com Ltd.	Israel	268	52,520

				1,998,138

	Leisure Products 0.1%
	Hasbro Inc.	United States	694	61,919

	Life Sciences Tools & Services 1.4%
	Agilent Technologies Inc.	United States	1,658	261,185
a	Avantor Inc.	United States	2,768	113,211
a	Mettler-Toledo International Inc.	United States	126	173,547
	PerkinElmer Inc.	United States	606	105,014

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
a	Waters Corp.	United States	340	$121,482

				774,439

	Machinery 1.0%
	CNH Industrial NV	United Kingdom	5,292	90,157
	Dover Corp.	United States	773	120,201
	Minebea Mitsumi Inc.	Japan	1,900	48,771
	MISUMI Group Inc.	Japan	1,500	63,926
	Nabtesco Corp.	Japan	600	22,855
	NGK Insulators Ltd.	Japan	1,300	22,173
	Pentair PLC	United States	900	65,367
	Snap-on Inc.	United States	285	59,551
	Stanley Black & Decker Inc.	United States	166	29,101
	THK Co. Ltd.	Japan	600	13,309

				535,411

	Marine 0.3%
	A.P. Moller-Maersk A/S, A	Denmark	17	43,851
	A.P. Moller-Maersk A/S, B	Denmark	31	83,997
	SITC International Holdings Co. Ltd.	Hong Kong	7,000	25,133

				152,981

	Media 0.1%
	CyberAgent Inc.	Japan	2,000	38,826
	Fox Corp., B	United States	793	29,436

				68,262

	Metals & Mining 2.4%
	Anglo American PLC	South Africa	7,038	248,867
	ArcelorMittal SA	Luxembourg	2,145	65,778
	B2Gold Corp.	Canada	5,400	18,457
	BHP Group Ltd.	Australia	209	5,678
	BlueScope Steel Ltd.	Australia	2,603	38,546
	Evraz PLC	Russia	2,789	22,353
	Fortescue Metals Group Ltd.	Australia	9,111	98,457
	Nucor Corp.	United States	1,625	160,046
	Rio Tinto Ltd.	Australia	1,968	142,414
	Rio Tinto PLC	Australia	6,052	400,952
	Steel Dynamics Inc.	United States	1,150	67,252
	Voestalpine AG	Austria	624	23,171

				1,291,971

	Multi-Utilities 0.3%
	Atco Ltd., I	Canada	400	12,828
	E.ON SE	Germany	7,901	96,770
	Suez SA	France	1,860	42,434

				152,032

	Multiline Retail 1.2%
	Canadian Tire Corp. Ltd., A	Canada	300	41,972
	Target Corp.	United States	2,630	601,665

				643,637

	Oil, Gas & Consumable Fuels 3.1%
	BP PLC	United Kingdom	105,773	485,333
	Canadian Natural Resources Ltd.	Canada	6,100	222,987
	EOG Resources Inc.	United States	2,954	237,118
	Idemitsu Kosan Co. Ltd.	Japan	1,100	29,044

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

	Country	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
INPEX Corp.	Japan	5,400	$42,397
Lundin Energy AB	Sweden	982	36,682
OMV AG	Austria	750	45,355
Repsol SA	Spain	7,381	96,645
Royal Dutch Shell PLC, A	Netherlands	21,277	474,800
Royal Dutch Shell PLC, B	United Kingdom	98	2,180
Santos Ltd.	Australia	9,321	48,276

			1,720,817

Paper & Forest Products 0.1%
West Fraser Timber Co. Ltd.	Canada	500	42,104

Personal Products 1.6%
Beiersdorf AG	Germany	529	57,299
Estee Lauder Cos. Inc., A	United States	937	281,034
L’Oreal SA	France	1,335	552,118
Pola Orbis Holdings Inc.	Japan	500	11,553

			902,004

Pharmaceuticals 3.1%
Ipsen SA	France	198	18,945
Novo Nordisk AS, B	Denmark	7,181	695,480
Otsuka Holdings Co. Ltd.	Japan	2,100	90,098
Pfizer Inc.	United States	9,372	403,090
Roche Holding AG, Bearer	Switzerland	168	69,228
Roche Holding AG, Non-Voting	Switzerland	1,232	451,608

			1,728,449

Professional Services 0.3%
Adecco Group AG	Switzerland	846	42,642
Persol Holdings Co. Ltd.	Japan	900	22,667
Randstad NV	Netherlands	633	42,623
Robert Half International Inc.	United States	595	59,696

			167,628

Real Estate Management & Development 0.8%
CK Asset Holdings Ltd.	Hong Kong	10,500	60,831
Hang Lung Properties Ltd.	Hong Kong	11,000	25,096
Henderson Land Development Co. Ltd.	Hong Kong	8,000	30,676
Hongkong Land Holdings Ltd.	Hong Kong	6,400	30,720
LEG Immobilien AG	Germany	379	53,675
New World Development Co. Ltd.	Hong Kong	8,000	32,731
Nomura Real Estate Holdings Inc.	Japan	600	15,692
Sino Land Co. Ltd.	Hong Kong	18,000	24,232
Sun Hung Kai Properties Ltd.	Hong Kong	7,000	87,583
Swire Pacific Ltd., A	Hong Kong	2,500	14,869
Swire Properties Ltd.	Hong Kong	6,200	15,546
Wharf Real Estate Investment Co. Ltd.	Hong Kong	9,000	46,592

			438,243

Road & Rail 1.9%
AMERCO	United States	51	32,948
Central Japan Railway Co.	Japan	300	48,062
JB Hunt Transport Services Inc.	United States	452	75,583
Knight-Swift Transportation Holdings Inc.	United States	830	42,454
MTR Corp. Ltd.	Hong Kong	8,500	45,859
Nippon Express Co. Ltd.	Japan	400	27,676
Old Dominion Freight Line Inc.	United States	524	149,854

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Road & Rail (continued)
	Union Pacific Corp.	United States	3,268	$640,561

				1,062,997

	Semiconductors & Semiconductor Equipment 5.4%
	ASML Holding NV	Netherlands	142	106,296
	Intel Corp.	United States	13,644	726,952
	Micron Technology Inc.	United States	5,858	415,801
a	ON Semiconductor Corp.	United States	2,221	101,655
a	Qorvo Inc.	United States	585	97,806
	QUALCOMM Inc.	United States	5,024	647,996
	Skyworks Solutions Inc.	United States	854	140,722
	Texas Instruments Inc.	United States	3,755	721,749

				2,958,977

	Software 9.8%
a	Adobe Inc.	United States	1,243	715,620
a	Cadence Design Systems Inc.	United States	1,490	225,646
a	Check Point Software Technologies Ltd.	Israel	594	67,146
a	Dropbox Inc., A	United States	1,696	49,557
a	Fair Isaac Corp.	United States	154	61,281
a	Fortinet Inc.	United States	767	223,995
	Intuit Inc.	United States	1,287	694,349
	Microsoft Corp.	United States	5,904	1,664,456
	NortonLifeLock Inc.	United States	1,918	48,525
	Oracle Corp.	United States	8,147	709,848
	Oracle Corp. Japan	Japan	200	17,602
	SAP SE	Germany	3,132	424,255
	SS&C Technologies Holdings Inc.	United States	1,213	84,182
a	Synopsys Inc.	United States	808	241,923
	Trend Micro Inc.	Japan	700	39,023
a	VMware Inc., A	United States	441	65,577
	WiseTech Global Ltd.	Australia	764	29,608

				5,362,593

	Specialty Retail 2.7%
a	AutoZone Inc.	United States	114	193,571
	Bath & Body Works Inc.	United States	1,173	73,934
	Best Buy Co. Inc.	United States	1,183	125,055
	Chow Tai Fook Jewellery Co. Ltd.	China	11,000	21,054
	Industria de Diseno Textil SA	Spain	5,632	207,696
	Kingfisher PLC	United Kingdom	10,996	49,891
a	O’Reilly Automotive Inc.	United States	372	227,314
	The Home Depot Inc.	United States	1,445	474,336
a	Ulta Beauty Inc.	United States	277	99,975
	Yamada Holdings Co. Ltd.	Japan	3,500	14,743

				1,487,569

	Technology Hardware, Storage & Peripherals 0.8%
	Brother Industries Ltd.	Japan	1,200	26,533
	Canon Inc.	Japan	5,200	127,722
	HP Inc.	United States	6,530	178,661
	Seiko Epson Corp.	Japan	1,500	30,369
a	Western Digital Corp.	United States	1,384	78,113

				441,398

	Textiles, Apparel & Luxury Goods 1.3%
	Cie Financiere Richemont SA	Switzerland	1,119	116,860

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods (continued)
	LVMH Moet Hennessy Louis Vuitton SE	France	705	$506,659
	Pandora AS	Denmark	496	60,298
	Swatch Group AG	Switzerland	283	14,623
	Swatch Group AG	Switzerland	158	41,581

				740,021

	Tobacco 0.1%
	Imperial Brands PLC	United Kingdom	2,780	58,419

	Trading Companies & Distributors 1.4%
	ITOCHU Corp.	Japan	6,200	182,096
	Marubeni Corp.	Japan	8,000	66,911
	Mitsubishi Corp.	Japan	6,500	205,996
	Mitsui & Co. Ltd.	Japan	7,900	174,462
	Sumitomo Corp.	Japan	5,800	82,211
	Toyota Tsusho Corp.	Japan	1,100	46,879

				758,555

	Transportation Infrastructure 0.2%
a	Atlantia SpA	Italy	2,564	48,659
	Transurban Group	Australia	8,587	87,832

				136,491

	Total Common Stocks (Cost $42,140,590)			45,314,451

	Preferred Stocks 0.0%†
	Automobiles (Cost $23,269) 0.0%†
c	Bayerische Motoren Werke AG, 2.909%, pfd.	Germany	297	22,718

	Rights 0.0%†
	Transportation Infrastructure (Cost $-) 0.0%†
a	Transurban Group, rts. 10/8/21	Austria		—

	Total Investments (Cost $42,163,859) 82.4%			45,337,169
	Other Assets, less Liabilities 17.6%			9,654,274

	Net Assets 100.0%			$54,991,443

*The principal amount is stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $196,174, representing 0.4% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

At September 30, 2021, the Fund had the following total return equity swap contracts outstanding. See Note 1(c).

Swaps

Description OTC Swap Contracts Short	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Amount (000)s	Unrealized Appreciation (Depreciation)
MSFTLSSP	1-month USD LIBOR	At Maturity	MSCS	10/21/21	(30,519)	635,281

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

At September 30, 2021 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	MSCO	Sell	5,469,000	$4,035,932	12/15/21	$84,070	$—
Australian Dollar	MSCO	Sell	2,307,333	1,687,987	12/15/21	20,724	—
Brazilian Real	MSCO	Buy	18,090,000	3,341,955	12/15/21	—	(61,822)
Brazilian Real	MSCO	Buy	1,797,000	336,946	12/15/21	—	(11,108)
Canadian Dollar	MSCO	Buy	3,389,000	2,667,812	12/15/21	7,275	—
Canadian Dollar	MSCO	Sell	3,389,000	2,680,208	12/15/21	5,121	—
Czech Koruna	MSCO	Sell	92,296,000	4,296,786	12/15/21	86,038	—
Czech Koruna	MSCO	Sell	7,484,000	347,769	12/15/21	6,333	—
Euro	MSCO	Sell	5,302,333	6,286,218	12/15/21	132,006	—
Euro	MSCO	Sell	1,754,024	2,068,675	12/15/21	32,847	—
Great British Pound	MSCO	Buy	2,050,000	2,830,193	12/15/21	—	(65,788)
Great British Pound	MSCO	Buy	624,000	862,332	12/15/21	—	(20,874)
Hungarian Forint	MSCO	Sell	929,144,000	3,124,231	12/15/21	134,027	—
Israeli Shekel	MSCO	Buy	3,951,466	1,233,332	12/15/21	—	(7,670)
Israeli Shekel	MSCO	Sell	12,864,320	4,012,510	12/15/21	22,269	—
Japanese Yen	MSCO	Sell	192,462,000	1,752,304	12/15/21	26,293	—
Japanese Yen	MSCO	Sell	200,831,000	1,837,011	12/15/21	35,946	—
Mexican Peso	MSCO	Buy	137,079,000	6,800,444	12/15/21	—	(198,378)
New Zealand Dollar	MSCO	Buy	31,000	22,033	12/15/21	—	(659)
New Zealand Dollar	MSCO	Sell	4,984,500	3,542,479	12/15/21	105,810	—
Polish Zloty	MSCO	Buy	7,995,000	2,060,116	12/15/21	—	(47,368)
Polish Zloty	MSCO	Sell	7,995,000	2,089,378	12/15/21	76,631	—
Russian Ruble	MSCO	Buy	304,733,000	4,103,794	12/15/21	29,057	—
Russian Ruble	MSCO	Buy	99,053,557	1,345,986	12/15/21	—	(2,602)
South African Rand	MSCO	Buy	27,305,000	1,908,280	12/15/21	—	(111,199)
South African Rand	MSCO	Buy	29,053,000	1,975,807	12/15/21	—	(63,681)
Swedish Krona	MSCO	Buy	8,969,500	1,041,186	12/15/21	—	(15,253)
Swedish Krona	MSCO	Buy	25,736,000	2,987,136	12/15/21	—	(43,448)
Swiss Franc	MSCO	Sell	5,643,500	6,155,832	12/15/21	94,988	—
Swiss Franc	MSCO	Sell	2,038,453	2,212,455	12/15/21	23,256	—

Total Forward Exchange Contracts						$922,691	$(649,850)

Net unrealized appreciation (depreciation)							$272,841

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Australian 10 Yr. Bond	Long	85	$8,686,383	12/15/21	$(162,630)
Long Gilt	Long	47	7,931,064	12/29/21	(167,701)
Euro-BTP	Long	27	4,754,766	12/08/21	(70,754)
Mex Bolsa Index	Long	160	4,011,195	12/17/21	(47,948)
U.S. Treasury 10 Yr. Note	Long	25	3,290,235	12/21/21	(43,572)
FTSE/MIB Index	Long	19	2,793,574	12/17/21	(6,313)
S&P/TSX 60 Index	Long	14	2,643,628	12/16/21	(65,739)
CAC 40 10 Euro	Long	22	1,661,888	10/15/21	(24,383)
FTSE/JSE Africa Top40 Index	Long	34	1,314,825	12/15/21	(3,170)
FTSE 100 Index	Long	13	1,239,882	12/17/21	8,666
Nikkei 225 Mini	Long	3	792,113	12/09/21	14,517

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Franklin Liberty Systematic Style Premia ETF (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts (continued)
SGX Nifty 50	Short	52	$1,830,608	10/28/21	$34,489
S&P 500 E-Mini	Short	10	2,148,875	12/17/21	82,123
IBEX 35 Index	Short	26	2,656,619	10/15/21	(22,701)
EURO STOXX 50 Index	Short	63	2,955,601	12/17/21	86,863
Canada 10 Yr. Bond	Short	51	5,762,837	12/20/21	133,474
DAX Index	Short	16	7,087,211	12/17/21	181,257
Euro-Bund	Short	41	8,069,328	12/08/21	133,023
Commodity Contracts
Low Sulphur Gasoil, November	Long	27	1,823,850	11/11/21	134,979
Brent Crude, December	Long	22	1,722,820	10/29/21	87,143
Cotton No. 2, December	Long	28	1,481,200	12/08/21	180,537
Natural Gas, November	Long	22	1,290,740	10/27/21	102,988
Coffee ‘C’, December	Long	12	873,000	12/20/21	52,408
Gasoline Rbob, November	Long	6	552,888	10/29/21	19,100
Live Cattle, April	Long	10	535,600	4/29/22	(8,519)
Copper, December	Long	5	511,125	12/29/21	4,688
Soybean, December	Long	11	387,354	12/14/21	(23,989)
Cotton No. 2, May	Long	7	360,325	5/06/22	49,809
Gold 100 Ounce, April	Long	2	351,940	4/27/22	(8,165)
Lean Hog, April	Long	7	249,270	4/14/22	27,790
Cocoa, May	Long	9	240,660	5/13/22	1,983
Sugar No. 11, July	Long	11	234,942	6/30/22	1,714
Silver, May	Long	2	221,170	5/26/22	(12,125)
Copper, May	Long	2	203,150	5/26/22	1,083
Soybean, March	Long	6	200,040	3/14/22	(17,711)
Low Sulphur Gasoil, January	Long	3	200,025	1/12/22	14,520
NY Harbor ULSD, January	Long	2	195,048	12/31/21	12,217
Wheat, May	Long	5	184,875	5/13/22	(4,927)
Natural Gas, January	Long	3	182,190	12/29/21	15,233
Gasoline Rbob, January	Long	2	179,617	12/31/21	6,531
Brent Crude, February	Long	2	153,520	12/30/21	7,437
Coffee ‘C’, May	Long	2	148,425	5/18/22	8,450
WTI Crude, January	Long	2	148,380	12/20/21	6,485
Soybean, March	Long	4	139,848	3/14/22	(2,834)
Soybean, March	Long	2	127,200	3/14/22	(8,172)
Corn, May	Long	4	109,800	5/13/22	(5,474)
Platinum, January	Long	1	48,120	1/27/22	1,543
Sugar No. 11, March	Short	2	45,562	2/28/22	(398)
Corn, December	Short	3	80,512	12/14/21	(694)
Wheat, December	Short	3	108,825	12/14/21	(2,492)
Soybean, November	Short	2	125,600	11/12/21	4,482
Cocoa, December	Short	5	132,600	12/15/21	(1,655)
Lean Hog, December	Short	9	307,440	12/14/21	(47,166)
Soybean, December	Short	20	657,400	12/14/21	29,204
Silver, December	Short	7	771,645	12/29/21	46,653
Live Cattle, December	Short	32	1,609,280	12/31/21	41,617

Total Futures Contracts					$773,774

*As of period end.

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Morgan Stanley Capital Services LLC as of September 30, 2021, expiration date 10/21/21:

	Country	Shares	Value
Reference Entity – Short 100.00%
Automobiles & Components 2.89%
BorgWarner Inc.	United States	(1,366)	$(59,025)
Faurecia SE	France	(653)	(30,953)
Ferrari NV	Italy	(727)	(152,461)
Nissan Motor Co. Ltd.	Japan	(13,400)	(67,507)
Renault SA	France	(1,100)	(39,386)
Tesla Inc.	United States	(612)	(474,594)
Valeo SA	France	(1,315)	(36,957)

			(860,883)

Banks 1.95%
ABN AMRO Bank NV	Netherlands	(2,460)	(35,506)
Banque Cantonale Vaudoise	Switzerland	(182)	(13,872)
Danske Bank A/S	Denmark	(4,031)	(68,135)
DNB Bank ASA	Norway	(5,449)	(124,813)
Huntington Bancshares Inc.	United States	(8,534)	(131,936)
SVB Financial Group	United States	(319)	(206,355)

			(580,617)

Capital Goods 8.17%
Airbus SE	France	(3,412)	(455,144)
Alstom SA	France	(1,837)	(69,937)
Ballard Power Systems Inc.	Canada	(1,500)	(21,052)
CAE Inc.	Canada	(1,700)	(50,778)
Ferrovial SA	Spain	(2,731)	(79,855)
HEICO Corp.	United States	(249)	(32,836)
HEICO Corp.	United States	(419)	(49,622)
Howmet Aerospace Inc.	United States	(592)	(18,470)
Kone Oyj	Finland	(2,010)	(141,586)
Melrose Industries PLC	United Kingdom	(25,481)	(59,799)
MonotaRO Co. Ltd.	Japan	(1,100)	(24,884)
MTU Aero Engines AG	Germany	(309)	(69,976)
Plug Power Inc.	United States	(2,966)	(75,752)
Rolls-Royce Holdings PLC	United Kingdom	(48,803)	(92,217)
Safran SA	France	(2,011)	(255,579)
SKF AB, B	Sweden	(2,213)	(52,514)
Smiths Group PLC	United Kingdom	(2,333)	(45,330)
Sunrun Inc.	United States	(980)	(43,120)
The Boeing Co.	United States	(2,117)	(465,613)
TransDigm Group Inc.	United States	(297)	(185,497)
United Rentals Inc.	United States	(418)	(146,689)

			(2,436,250)

Commercial & Professional Services 1.16%
CoStar Group Inc.	United States	(2,314)	(199,143)
Nihon M&A Center Inc.	Japan	(1,700)	(50,204)
Rentokil Initial PLC	United Kingdom	(8,692)	(68,397)
Securitas AB	Sweden	(1,847)	(29,356)

			(347,100)

Consumer Durables & Apparel 2.52%
Adidas AG	Germany	(1,115)	(351,228)
Husqvarna AB	Sweden	(2,372)	(28,482)
Newell Brands Inc.	United States	(2,211)	(48,952)

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Consumer Durables & Apparel (continued)
NVR Inc.	United States	(20)	$(95,882)
Peloton Interactive Inc., A	United States	(1,522)	(132,490)
PulteGroup Inc.	United States	(1,527)	(70,120)
SEB SA	France	(165)	(23,310)

			(750,464)

Consumer Services 6.10%
Accor SA	France	(977)	(35,044)
Aramark	United States	(1,314)	(43,178)
Caesars Entertainment Inc.	United States	(1,210)	(135,859)
Carnival Corp.	United States	(4,690)	(117,297)
Darden Restaurants Inc.	United States	(755)	(114,360)
DraftKings Inc.	United States	(1,242)	(59,815)
Expedia Group Inc.	United States	(803)	(131,612)
Flutter Entertainment PLC	Ireland	(963)	(190,959)
Hilton Worldwide Holdings Inc.	United States	(1,583)	(209,130)
InterContinental Hotels Group PLC	United Kingdom	(1,051)	(67,398)
Las Vegas Sands Corp.	United States	(1,950)	(71,370)
Marriott International Inc., A	United States	(1,559)	(230,872)
MGM Resorts International	United States	(2,239)	(96,613)
Restaurant Brands International Inc.	Canada	(1,600)	(98,007)
Royal Caribbean Cruises Ltd.	United States	(1,295)	(115,190)
Whitbread PLC	United Kingdom	(1,169)	(52,267)
Wynn Resorts Ltd.	United States	(594)	(50,342)

			(1,819,313)

Diversified Financials 1.99%
AGNC Investment Corp.	United States	(3,038)	(47,909)
Annaly Capital Management Inc.	United States	(8,053)	(67,806)
Credit Suisse Group AG	Switzerland	(14,838)	(147,831)
London Stock Exchange Group PLC	United Kingdom	(1,922)	(193,069)
M&G PLC	United Kingdom	(15,034)	(41,272)
MarketAxess Holdings Inc.	United States	(224)	(94,235)

			(592,122)

Energy 4.75%
Baker Hughes Co., A	United States	(4,180)	(103,371)
Cameco Corp.	Canada	(2,400)	(52,136)
Chevron Corp	United States	(1,018)	(103,276)
Equinor ASA	Norway	(5,574)	(142,172)
Halliburton Co.	United States	(4,941)	(106,824)
Hess Corp.	United States	(1,489)	(116,306)
Koninklijke Vopak NV	Netherlands	(407)	(16,038)
Marathon Petroleum Corp.	United States	(3,679)	(227,399)
Occidental Petroleum Corp.	United States	(5,085)	(150,414)
Pioneer Natural Resources Co.	United States	(1,314)	(218,794)
Williams Cos Inc.	United States	(6,908)	(179,194)

			(1,415,924)

Food & Staples Retailing 0.55%
Aeon Co Ltd.	Japan	(3,800)	(100,130)
Ocado Group PLC	United Kingdom	(2,904)	(65,097)

			(165,227)

Food, Beverage & Tobacco 1.88%
a2 Milk Co. Ltd.	New Zealand	(4,356)	(19,322)
Brown-Forman Corp.	United States	(1,805)	(120,953)
Kerry Group PLC	Ireland	(932)	(125,297)

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Food, Beverage & Tobacco (continued)
Kikkoman Corp.	Japan	(900)	$(73,323)
McCormick & Co Inc.	United States	(1,453)	(117,737)
Mowi ASA	Norway	(2,548)	(64,829)
Orkla ASA	Norway	(4,312)	(39,626)

			(561,087)

Health Care Equipment & Services 4.78%
Ambu A/S	Denmark	(954)	(28,229)
Centene Corp.	United States	(3,215)	(200,327)
Dexcom Inc.	United States	(571)	(312,257)
Fisher & Paykel Healthcare Corp. Ltd.	New Zealand	(3,506)	(77,396)
Humana Inc.	United States	(736)	(286,414)
Insulet Corp	United States	(387)	(109,997)
Novocure Ltd	United States	(550)	(63,894)
Olympus Corp.	Japan	(6,900)	(151,914)
Orpea SA	France	(302)	(35,245)
Ramsay Health Care Ltd.	Australia	(1,078)	(54,213)
Teladoc Health Inc.	United States	(824)	(104,491)

			(1,424,377)

Household & Personal Products 0.89%
Essity AB, B	Sweden	(3,531)	(109,782)
Shiseido Co. Ltd.	Japan	(2,300)	(155,367)

			(265,149)

Insurance 7.35%
Aegon NV	Netherlands	(10,298)	(53,313)
Ageas SA/NV	Belgium	(1,015)	(50,371)
Alleghany Corp.	United States	(81)	(50,577)
Aon PLC, A	United States	(1,000)	(285,770)
Arch Capital Group Ltd.	United States	(2,290)	(87,432)
Aviva PLC	United Kingdom	(22,868)	(122,072)
Baloise Holding AG	Switzerland	(270)	(41,187)
Erie Indemnity Co.	United States	(146)	(26,049)
Everest Re Group Ltd.	United States	(231)	(57,930)
Gjensidige Forsikring ASA	Norway	(1,168)	(25,931)
Insurance Australia Group Ltd.	Australia	(14,683)	(52,183)
LIncoln National Corp.	United States	(430)	(29,562)
Phoenix Group Holdings PLC	United Kingdom	(3,707)	(32,269)
Progressive Corp.	United States	(3,368)	(304,434)
RenaissanceRe Holdings Ltd.	United States	(289)	(40,287)
SCOR SE	France	(916)	(26,614)
Sompo Holdings Inc.	Japan	(1,700)	(74,369)
Swiss Life Holding AG	Switzerland	(184)	(93,395)
Swiss Re AG	United States	(1,734)	(148,966)
Tokio Marine Holdings Inc.	Japan	(3,400)	(183,477)
Tryg A/S	Denmark	(2,105)	(47,867)
Zurich Insurance Group AG	Switzerland	(873)	(358,989)

			(2,193,044)

Materials 5.67%
Air Products and Chemicals Inc.	United States	(1,279)	(327,564)
Antofagasta PLC	United Kingdom	(2,335)	(42,881)
Ball Corp.	United States	(1,923)	(173,012)
Boliden AB	Sweden	(1,610)	(51,952)
Chr. Hansen Holding A/S	Denmark	(615)	(50,265)
Ecolab Inc.	United States	(1,505)	(313,973)
First Quantum Minerals Ltd.	Zambia	(3,600)	(66,638)

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Materials (continued)
Freeport-McMoRan Inc.	United States	(8,562)	$(278,522)
Glencore PLC	Australia	(31,092)	(147,506)
Lundin Mining Corp.	Chile	(1,600)	(11,506)
Nippon Paint Holdings Co. Ltd.	Japan	(4,000)	(43,630)
Northern Star Resources Ltd.	Australia	(6,176)	(37,920)
Pan American Silver Corp	Canada	(1,200)	(27,934)
RPM International Inc.	United States	(755)	(58,626)
Svenska Cellulosa AB SCA	Sweden	(3,820)	(59,558)

			(1,691,487)

Media & Entertainment 4.12%
Adevinta ASA	France	(1,697)	(29,161)
Cable One Inc.	United States	(32)	(58,020)
Discovery Inc.	United States	(948)	(24,060)
Embracer Group	Sweden	(2,776)	(26,749)
Liberty Media Group-Liberty SiriusXM, A	United States	(482)	(22,736)
Liberty Media Group-Liberty SiriusXM, C	United States	(981)	(46,568)
Nintendo Co. Ltd.	Japan	(600)	(292,055)
Pearson PLC	United Kingdom	(4,502)	(43,208)
Roku Inc.	United States	(681)	(213,391)
Sea Ltd. ADR	Taiwan	(400)	(127,492)
Take-Two Interactive Software Inc.	United States	(677)	(104,305)
Ubisoft Entertainment SA	France	(542)	(32,589)
Z Holdings Corp.	Japan	(14,900)	(95,844)
Zillow Group Inc.	United States	(915)	(80,648)
Zillow Group Inc., A	United States	(346)	(30,649)

			(1,227,475)

Pharmaceuticals, Biotechnology & Life Sciences 8.66%
Argenx SE	Netherlands	(270)	(81,202)
AstraZeneca PLC	United Kingdom	(4,046)	(488,697)
Bayer AG	Germany	(2,565)	(139,732)
BioMarin Pharmaceutical Inc.	United States	(1,061)	(82,005)
Canopy Growth Corp.	Canada	(1,500)	(20,780)
Chugai Pharmaceutical Co. Ltd.	Japan	(3,800)	(139,739)
CLP Holdings Ltd.	Australia	(2,064)	(437,439)
Daiichi Sankyo Co. Ltd.	Japan	(10,500)	(280,392)
Eisai Co. Ltd.	Japan	(1,400)	(105,350)
Elanco Animal Health Inc.	United States	(2,482)	(79,151)
Eli Lilly & Co.	United States	(742)	(171,439)
Incyte Corp.	United States	(1,067)	(73,388)
Novavax Inc.	United States	(393)	(81,473)
Takeda Pharmaceutical Co. Ltd.	Japan	(9,300)	(308,319)
Viatris Inc.	United States	(6,964)	(94,362)

			(2,583,468)

Real Estate 1.62%
Boston Properties Inc.	United States	(842)	(91,231)
City Developments Ltd.	Singapore	(2,300)	(11,707)
Lendlease Corp Ltd.	Australia	(4,036)	(31,632)
Realty Income Corp.	United States	(2,151)	(139,514)
Unibail-Rodamco-Westfield	France	(721)	(53,161)
Ventas Inc.	United States	(2,125)	(117,321)
Vornado Realty Trust	United States	(924)	(38,817)

			(483,383)

Retailing 2.66%
Carvana Co.	United States	(428)	(129,059)

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Retailing (continued)
Chewy Inc., A	United States	(524)	$(35,690)
Delivery Hero SE	Saudi Arabia	(961)	(123,014)
Etsy Inc.	United States	(753)	(156,594)
Fast Retailing Co. Ltd.	Japan	(300)	(221,770)
Just Eat Takeaway.com NV	United Kingdom	(1,075)	(78,540)
Rakuten Group Inc.	Japan	(5,100)	(49,411)

			(794,078)

Semiconductors & Semiconductor Equipment 5.59%
Advanced Micro Devices Inc.	United States	(4,334)	(445,968)
Enpahse Energy Inc.	United States	(741)	(111,128)
KLA Corp.	United States	(878)	(293,700)
Lam Research Corp.	United States	(746)	(424,586)
Marvell Technology Inc.	United States	(4,668)	(281,527)
SolarEdge Technologies Inc.	United States	(296)	(78,505)
SUMCO Corp.	Japan	(1,600)	(32,280)

			(1,667,694)

Software & Services 18.29%
Afterpay Ltd	Australia	(1,316)	(115,328)
Amadeus IT Group SA	Spain	(2,657)	(175,152)
Atos SE	France	(555)	(29,685)
BlackBerry Ltd.	Canada	(3,200)	(31,145)
Cloudflare Inc., A	United States	(1,370)	(154,331)
Coupa Software Inc.	United States	(428)	(93,809)
Datadog Inc., A	United States	(1,103)	(155,909)
DocuSign Inc.	United States	(1,155)	(297,332)
Fidelity National Information Services Inc.	United States	(3,579)	(435,493)
Fiserv Inc.	United States	(3,506)	(380,401)
FleetCor Technologies Inc.	United States	(461)	(120,445)
GoDaddy Inc., A	United States	(975)	(67,958)
Lightspeed Commerce Inc.	Canada	(700)	(67,533)
MongoDB Inc.	United States	(327)	(154,184)
Okta Inc., A	United States	(739)	(175,394)
Paycom Software Inc.	United States	(304)	(150,708)
RingCentral Inc., A	United States	(442)	(96,135)
salesforce.com Inc.	United States	(1,787)	(484,670)
Shopify Inc.	Canada	(100)	(135,708)
SInch AB	Sweden	(2,920)	(57,108)
Splunk Inc.	United States	(971)	(140,513)
Square Inc.	United States	(1,841)	(441,545)
TeamViewer AG	Germany	(981)	(28,867)
Twilio Inc.	United States	(961)	(306,607)
Visa Inc., A	United States	(2,021)	(450,178)
Workday Inc.	United States	(1,098)	(274,379)
Zoom Video Communications Inc., A	United States	(1,172)	(306,478)
Zscaler Inc.	United States	(478)	(125,341)

			(5,452,336)

Technology Hardware & Equipment 2.12%
Apple Inc.	United States	(3,037)	(429,735)
Halma PLC	United Kingdom	(2,215)	(84,879)
NetApp Inc.	United States	(1,301)	(116,778)

			(631,392)

Telecommunication Services 1.71%
Koninklijke KPN NV	Netherlands	(19,544)	(61,496)
Lumen Technologies Inc.	United States	(1,854)	(22,971)

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Telecommunication Services (continued)
Rogers Communications Inc.	Canada	(400)	$(18,676)
Singapore Telecommunications Ltd.	Singapore	(48,300)	(87,521)
SoftBank Corp.	Japan	(11,000)	(149,312)
Spark New Zealand Ltd.	New Zealand	(10,751)	(35,451)
Telenor ASA	Norway	(4,144)	(69,927)
Telia Co. AB	Sweden	(15,385)	(63,529)

			(508,883)

Transportation 2.92%
Air Canada	Canada	(1,100)	(20,084)
ANA Holdings Inc.	Japan	(1,000)	(26,041)
Delta Air Lines Inc.	United States	(911)	(38,818)
Deutsche Lufthansa AG	Germany	(1,715)	(4,074)
Deutsche Lufthansa AG	Germany	(1,715)	(11,804)
East Japan Railway Co.	Japan	(1,800)	(126,512)
Japan Airlines Co. Ltd.	Japan	(900)	(21,497)
Keio Corp.	Japan	(700)	(37,580)
Kintetsu Group Holdings Co. Ltd.	Japan	(1,000)	(33,834)
Lyft Inc., A	United States	(1,437)	(77,009)
Odakyu Electric Railway Co. Ltd.	Japan	(1,800)	(41,832)
Qantas Airways Ltd.	Australia	(5,303)	(21,719)
Sydney Airport	Australia	(7,528)	(44,808)
Uber Technologies Inc.	United States	(7,038)	(315,302)
West Japan Railway Co.	Japan	(1,000)	(50,594)

			(871,508)

Utilities 1.66%
APA Group	Australia	(6,910)	(43,525)
Elia Group SA	Belgium	(177)	(21,170)
Iberdrola SA	Spain	(34,454)	(346,756)
Northland Power Inc.	Canada	(1,300)	(40,842)
PPL Corp.	United States	(1,538)	(42,879)

			(495,172)

Total Value of Reference Entity – Morgan Stanley Capital Services LLC			$(29,818,433)

See abbreviations on page 226

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty U.S. Core Bond ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31,
		2021	2020[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.14	$25.44	$25.00

Income from investment operations[b]:

Net investment income[c]	0.22	0.51	0.29

Net realized and unrealized gains (losses)	0.23	0.03	0.49

Total from investment operations	0.45	0.54	0.78

Less distributions from:

Net investment income	(0.28)	(0.65)	(0.31)

Net realized gains	—	(0.19)	(0.03)

Total Distributions	(0.28)	(0.84)	(0.34)

Net asset value, end of period	$25.31	$25.14	$25.44

Total return[d]	1.78%	2.07%	3.12%

Ratios to average net assets[e]

Total expenses	0.16%	0.17%	0.19%

Total expenses before waiver and payments by affiliates	0.15%	0.15%	0.15%

Net investment income	1.75%	1.95%	2.14%

Supplemental data

Net assets, end of period (000’s)	$1,669,486	$1,460,597	$853,532

Portfolio turnover rate[f]	28.04% [g]	90.99% [g]	126.68% [g]

aFor the period September 17, 2019 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	28.04%	90.99%	126.68%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin Liberty U.S. Core Bond ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 27.0%
	Aerospace & Defense 0.6%
	Lockheed Martin Corp., senior bond, 4.09%, 9/15/52	United States	1,600,000	$1,960,726
	Northrop Grumman Corp., senior bond, 5.25%, 5/01/50	United States	2,300,000	3,229,669
	The Boeing Co., Sr. Unsecured note, 3.50%, 3/01/39	United States	5,000,000	5,022,033

				10,212,428

	Air Freight & Logistics 0.3%
	FedEx Corp., senior bond, 4.05%, 2/15/48	United States	2,000,000	2,241,025
	United Parcel Service Inc., senior bond, 5.30%, 4/01/50	United States	1,500,000	2,169,161

				4,410,186

	Airlines 1.1%
	American Airlines 2016-3 Class A Pass Through Trust 3.25%, 4/15/30	United States	4,704,182	4,558,519
a	Delta Air Lines Inc./SkyMiles IP Ltd., first lien, senior secured, 144A, 4.50%, 4.50%, 10/20/25	United States	7,700,000	8,241,271
	United Airlines 2019-2 Class A Pass Through Trust, Series A, 2.90%, 11/01/29	United States	2,389,209	2,382,856
	United Airlines 2020-1 Class A Pass Through Trust, Series 20-1, 5.875%, 4/15/29	United States	92,748	103,977
	United Airlines 2020-1 Class B Pass Through Trust, 2020-1, 4.875%, 7/15/27	United States	2,242,200	2,377,817

				17,664,440

	Banks 2.9%
	Bancolombia SA, senior note, 3.00%, 1/29/25	Colombia	1,100,000	1,111,011
	Bank of America Corp.,
	Sr. Unsecured, 1.922%, 10/24/31	United States	1,500,000	1,444,103
	Sr. Unsecured note, 2.592%, 4/29/31	United States	3,000,000	3,063,656
	Citigroup Inc.,
	senior bond, 5.875%, 1/30/42	United States	1,100,000	1,570,818
	sub. bond, 4.45%, 9/29/27	United States	1,500,000	1,707,013
	subordinate, 4.125%, 7/25/28	United States	2,300,000	2,569,304
	HSBC Holdings PLC,
	senior note, 2.013% to 9/22/27, FRN thereafter, 9/22/28	United Kingdom	4,100,000	4,102,448
	senior note, 2.357% to 8/18/30, FRN thereafter, 8/18/31	United Kingdom	1,300,000	1,286,375
	Industrial & Commercial Bank of China Ltd., senior note, 3.538%, 11/08/27	China	1,200,000	1,322,192
	JPMorgan Chase & Co.,
	senior bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	2,000,000	2,041,564
	Sr. Unsecured, 1.953% to 2/04/32, FRN thereafter, 2/04/33	United States	2,000,000	1,930,814
	subordinated, 2.956%, to 5/13/30 FRN thereafter, 5/13/31	United States	5,000,000	5,204,694
	Merrill Lynch & Co. Inc., sub. bond, 7.75%, 5/14/38	United States	2,800,000	4,384,913
a	Societe Generale SA, 144A, 1.792%, 6/09/27	France	2,300,000	2,288,525
	Truist Bank, sub. Bond, 2.25%, 3/11/30	United States	4,300,000	4,325,488
a	UniCredit SpA, 144A, 1.982%, 6/03/27	Italy	2,100,000	2,095,691
	Wells Fargo & Co., senior bond, 2.879% to 10/30/29, FRN thereafter, 10/30/30	United States	7,700,000	8,045,866

				48,494,475

	Beverages 0.5%
	Anheuser-Busch InBev Worldwide Inc.,
	senior bond, 3.50%, 6/01/30	United States	6,000,000	6,575,736
	senior bond, 5.55%, 1/23/49	United States	1,200,000	1,627,989

				8,203,725

	Biotechnology 0.4%
	AbbVie Inc., senior bond, 4.75%, 3/15/45	United States	5,000,000	6,253,067

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Building Products 0.5%
	Carrier Global Corp., senior note, 3.577%, 4/05/50	United States	3,000,000	$3,192,890
a	CRH America Finance Inc., senior note, 144A, 3.40%, 5/09/27	Ireland	1,850,000	2,016,029
	NVR Inc., Sr. Unsecured, 3.00%, 5/15/30	United States	3,000,000	3,141,602

				8,350,521

	Capital Markets 0.8%

	Morgan Stanley,
	senior note, 3.622% to 4/01/30, FRN thereafter, 4/01/31	United States	2,700,000	2,977,372
	sub. bond, 3.95%, 4/23/27	United States	3,600,000	4,006,375

	The Goldman Sachs Group Inc.,
	senior bond, 3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	2,500,000	2,753,588
	senior bond, 3.814% to 4/23/28, FRN thereafter, 4/23/29	United States	3,600,000	3,986,851

				13,724,186

	Chemicals 0.6%

	CF Industries Inc. 5.15%, 3/15/34	United States	3,200,000	3,924,464

	The Sherwin-Williams Co.,
	senior bond, 2.30%, 5/15/30	United States	1,600,000	1,617,064
	senior note, 2.95%, 8/15/29	United States	4,900,000	5,208,393

				10,749,921

	Consumer Finance 0.3%

	Capital One Financial Corp., senior note, 3.75%, 3/09/27	United States	4,850,000	5,369,068

	Containers & Packaging 0.1%

	Bemis Co. Inc., senior note, 2.63%, 6/19/30	United States	1,000,000	1,022,251

	WRKCo Inc., Sr. Unsecured, 4.00%, 3/15/28	United States	1,100,000	1,231,113

				2,253,364

	Diversified Telecommunication Services 1.4%

	America Movil SAB de CV, Sr. Unsecured note, 2.875%, 5/07/30	Mexico	3,800,000	3,955,494

	AT&T Inc., Sr. Unsecured, 3.50%, 6/01/41	United States	4,000,000	4,112,142

	France Telecom SA, senior bond, 9.00%, 3/01/31	France	4,300,000	6,698,185

	Verizon Communications Inc.,
	Sr. Unsecured note, 1.75%, 1/20/31	United States	5,000,000	4,756,026
	Sr. Unsecured note, 2.85%, 9/03/41	United States	3,900,000	3,812,529

				23,334,376

	Education Services 0.5%

	Rockefeller University, Series 2020, 3.75%, 7/01/51	United States	7,000,000	8,143,731

	Electric Utilities 2.6%

	Baltimore Gas and Electric Co., senior bond, 3.50%, 8/15/46	United States	1,400,000	1,523,428

a	Comision Federal de Electricidad, 144A, 3.348%, 2/09/31	Mexico	3,800,000	3,741,461

	Duke Energy Corp., senior bond, 3.75%, 9/01/46	United States	6,400,000	6,847,732

a	EDP Finance BV, senior note, 144A, 1.71%, 1/24/28	Netherlands	3,500,000	3,442,601

	Enel Finance International NV,
	[a] senior bond, 144A, 3.50%, 4/06/28	Netherlands	2,700,000	2,957,151
	[a] senior note, 144A, 3.625%, 5/25/27	Netherlands	3,500,000	3,876,880

	Exelon Corp., senior bond, 4.05%, 4/15/30	United States	3,000,000	3,401,862

	Georgia Power Co., senior bond, 4.75%, 9/01/40	United States	1,400,000	1,704,558

	MidAmerican Energy Co., secured bond, 3.65%, 8/01/48	United States	1,100,000	1,235,852

a	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, senior bond, 144A, 4.875%, 7/17/49	Indonesia	750,000	802,688

franklintempleton.com	Semiannual Report	167

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Electric Utilities (continued)

a	State Grid Overseas Investment 2016 Ltd., senior note, 144A, 3.50%, 5/04/27	China	3,300,000	$3,627,021

	The Southern Co., senior bond, 3.70%, 4/30/30	United States	4,000,000	4,394,327

	Virginia Electric and Power Co., senior bond, 3.80%, 9/15/47	United States	5,100,000	5,775,522

				43,331,083

	Electronic Equipment, Instruments & Components 0.7%

	Flex Ltd., senior note, 4.875%, 5/12/30	Singapore	4,800,000	5,571,267

	FLIR Systems Inc., senior note, 2.50%, 8/01/30	United States	6,000,000	6,053,465

				11,624,732

	Energy Equipment & Services 0.1%
a	Schlumberger Holdings Corp., senior note, 144A, 3.90%, 5/17/28	United States	1,950,000	2,150,787

	Equity Real Estate Investment Trusts (REITs) 0.4%
	Kimco Realty Corp., Sr. Unsecured, 4.25%, 4/01/45	United States	750,000	864,647
	Simon Property Group LP, senior note, 3.375%, 12/01/27	United States	6,000,000	6,544,138

				7,408,785

	Food Products 0.6%
a	Bimbo Bakeries USA Inc., 144A, 4.00%, 5/17/51	United States	800,000	868,893
a	Cencosud SA, 144A, 5.15%, 2/12/25	Chile	3,800,000	4,184,750
a	JBS Finance Luxembourg Sarl, 144A, 3.625%, 1/15/32	Luxembourg	800,000	816,008
	Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	4,100,000	4,321,049

				10,190,700

	Health Care Providers & Services 1.1%
	Anthem Inc., senior bond, 5.10%, 1/15/44	United States	2,000,000	2,591,722
	Centene Corp., 3.00%, 10/15/30	United States	3,000,000	3,078,750

	CVS Health Corp.,
	senior bond, 4.30%, 3/25/28	United States	1,117,000	1,275,183
	senior bond, 4.875%, 7/20/35	United States	1,400,000	1,702,773
	HCA Inc., senior secured bond, first lien, 5.50%, 6/15/47	United States	900,000	1,168,997
	Quest Diagnostics Inc., senior bond, 2.80%, 6/30/31	United States	6,800,000	7,110,065
	STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/31	Ireland	1,700,000	1,740,926

				18,668,416

	Hotels, Restaurants & Leisure 0.3%
	Las Vegas Sands Corp., 3.90%, 8/08/29	United States	4,700,000	4,794,338

	Household Durables 0.4%
	Mohawk Industries Inc., senior bond, 3.625%, 5/15/30	United States	6,200,000	6,761,499

	Independent Power Producers & Energy Traders 0.4%
a	Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	5,550,000	6,061,793

	Insurance 1.2%
	Arch Capital Group Ltd., senior bond, 3.635%, 6/30/50	United States	1,700,000	1,857,408
	AXA SA, Subordinated, 8.60%, 12/15/30	France	3,600,000	5,415,968
a	Five Corners Funding Trust II, senior note, 144A, 2.85%, 5/15/30	United States	4,000,000	4,183,541
	MetLife Inc., senior bond, 5.875%, 2/06/41	United States	1,100,000	1,571,521
	Radian Group Inc., 4.875%, 3/15/27	United States	3,700,000	4,039,753
	Reinsurance Group of America Inc., Sr. Unsecured, 3.90%, 5/15/29	United States	2,250,000	2,518,343

				19,586,534

	Interactive Media & Services 0.2%
a	Tencent Holdings Ltd., Sr. Unsecured, 144A, 3.28%, 4/11/24	China	3,700,000	3,903,714

168	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Internet & Direct Marketing Retail 0.5%

	Alibaba Group Holding Ltd.,
	senior note, 2.125%, 2/09/31	Cayman Islands	2,800,000	$2,693,067
	senior note, 3.40%, 12/06/27	Cayman Islands	5,200,000	5,574,359

				8,267,426

	IT Services 0.6%
	Fidelity National Information Services Inc., Sr. Unsecured note, 2.25%, 3/01/31	United States	3,200,000	3,178,843

	Fiserv Inc.,
	senior bond, 2.65%, 6/01/30	United States	4,700,000	4,812,622
	senior bond, 4.40%, 7/01/49	United States	2,400,000	2,878,163

				10,869,628

	Media 0.9%

	Charter Communications Operating LLC/Charter Communications Operating Capital,
	senior bond, 2.80%, 4/01/31	United States	5,000,000	5,015,414
	senior secured note, 3.50%, 3/01/42	United States	1,500,000	1,469,191
	Comcast Corp., senior bond, 4.25%, 1/15/33	United States	2,000,000	2,340,197
	Fox Corp., senior bond, 5.576%, 1/25/49	United States	3,200,000	4,316,993
	NBCUniversal Media LLC, senior bond, 4.45%, 1/15/43	United States	1,100,000	1,328,292

				14,470,087

	Metals & Mining 0.2%
a	Corp. Nacional del Cobre de Chile, Sr. Unsecured, 144A, 4.50%, 8/01/47	Chile	2,360,000	2,709,932

	Multiline Retail 0.3%
	Dollar Tree Inc., senior bond, 4.20%, 5/15/28	United States	5,100,000	5,749,597

	Oil, Gas & Consumable Fuels 3.0%
	Boardwalk Pipelines LP, senior note, 4.80%, 5/03/29	United States	3,950,000	4,528,446
	Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	3,000,000	3,283,323
	Cheniere Corpus Christi Holdings LLC, senior secured note, first lien, 5.875%, 3/31/25	United States	3,400,000	3,842,018
a	Continental Resources Inc., senior bond, 144A, 5.75%, 1/15/31	United States	3,400,000	4,114,000
	Enable Midstream Partners LP, senior note, 3.90%, 5/15/24	United States	2,650,000	2,814,842
	Energy Transfer Operating LP, senior bond, 5.15%, 3/15/45	United States	850,000	974,282
	Enterprise Products Operating LLC, senior bond, 4.25%, 2/15/48	United States	1,150,000	1,305,049
	Equinor ASA, senior note, 2.375%, 5/22/30	Norway	3,000,000	3,087,873
	Exxon Mobil Corp., senior bond, 2.61%, 10/15/30	United States	5,000,000	5,237,284
	MPLX LP, senior bond, 4.70%, 4/15/48	United States	1,250,000	1,445,948
a	Pertamina Persero PT, senior bond, 144A, 4.70%, 7/30/49	Indonesia	1,000,000	1,084,099
	Sabine Pass Liquefaction LLC, senior secured bond, first lien, 4.20%, 3/15/28	United States	4,000,000	4,469,154
	Shell International Finance B.V., senior note, 6.375%, 12/15/38	Netherlands	3,000,000	4,432,805
a	Sinopec Group Overseas Development 2018 Ltd., 144A, 3.35%, 5/13/50	British Virgin Islands	1,700,000	1,739,515
	TC PipeLines LP, senior note, 3.90%, 5/25/27	United States	2,550,000	2,831,595

	The Williams Cos. Inc.,
	senior bond, 3.50%, 11/15/30	United States	1,000,000	1,087,159
	senior bond, 5.10%, 9/15/45	United States	300,000	371,968

	Valero Energy Corp.,
	senior bond, 4.00%, 4/01/29	United States	500,000	550,025
	senior note, 4.35%, 6/01/28	United States	1,500,000	1,689,447

				48,888,832

	Paper & Forest Products 0.2%
	Suzano Austria GmbH, 3.125%, 1/15/32	Austria	2,700,000	2,610,900

franklintempleton.com	Semiannual Report	169

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Pharmaceuticals 0.9%
	Bristol-Myers Squibb Co., senior bond, 4.125%, 6/15/39	United States	3,200,000	$3,846,687

	Royalty Pharma PLC,
	1.75%, 9/02/27	United Kingdom	1,300,000	1,295,515
	2.20%, 9/02/30	United Kingdom	4,000,000	3,914,768

	Takeda Pharmaceutical Co. Ltd.,
	senior note, 2.05%, 3/31/30	Japan	2,600,000	2,561,171
	senior note, 5.00%, 11/26/28	Japan	2,700,000	3,227,765

				14,845,906

	Road & Rail 0.3%

	Burlington Northern Santa Fe LLC,
	senior bond, 4.15%, 4/01/45	United States	2,300,000	2,774,515
	senior bond, 4.90%, 4/01/44	United States	1,100,000	1,440,737
	CSX Corp., senior bond, 4.25%, 11/01/66	United States	750,000	915,427

				5,130,679

	Software 0.3%
	ServiceNow Inc., senior bond, 1.40%, 9/01/30	United States	6,000,000	5,631,750

	Tobacco 0.8%
	Altria Group Inc., senior note, 3.40%, 5/06/30	United States	6,600,000	6,987,775
a	Imperial Brands Finance PLC, senior note, 144A, 3.50%, 7/26/26	United Kingdom	6,000,000	6,424,241

				13,412,016

	Transportation Infrastructure 0.1%
a	DAE Funding LLC, 144A, 1.55%, 8/01/24	United States	1,000,000	992,110

	Wireless Telecommunication Services 0.9%
	AT&T Inc., Sr. Unsecured, 1.65%, 2/01/28	United States	4,000,000	3,970,754
	T-Mobile USA Inc., senior bond, 3.30%, 2/15/51	United States	2,000,000	1,937,976
	senior note, 3.75%, 4/15/27	United States	5,000,000	5,511,957
	senior secured bond, 3.875%, 4/15/30	United States	1,000,000	1,104,694
	Vodafone Group PLC, senior bond, 6.15%, 2/27/37	United Kingdom	2,300,000	3,149,909

				15,675,290

	Total Corporate Bonds & Notes (Cost $433,814,301)			450,900,022

	U.S. Government & Agency Securities 39.8%
	U.S. Treasury Bond,
	1.125%, 8/15/40	United States	9,400,000	8,092,078
	1.25%, 5/15/50	United States	19,550,000	15,999,690
	1.375%, 8/15/50	United States	10,990,000	9,277,105
	2.00%, 2/15/50	United States	11,100,000	10,908,352
	2.25%, 8/15/46	United States	25,354,000	26,192,861
	2.25%, 8/15/49	United States	2,050,000	2,125,594
	2.50%, 5/15/46	United States	5,100,000	5,520,152
	2.75%, 8/15/42	United States	3,712,000	4,178,755
	2.75%, 11/15/42	United States	5,924,000	6,663,806
	3.00%, 11/15/44	United States	12,595,000	14,791,745
	3.00%, 2/15/49	United States	7,293,000	8,720,263
	3.50%, 2/15/39	United States	13,800,000	17,209,031
	U.S. Treasury Note,
	0.25%, 6/30/25	United States	24,509,000	24,078,178
	0.375%, 11/30/25	United States	91,791,000	90,059,162
	0.375%, 1/31/26	United States	59,300,000	58,039,875
	0.50%, 3/31/25	United States	51,900,000	51,624,281
	0.875%, 6/30/26	United States	35,650,000	35,527,453
	1.375%, 8/31/23	United States	95,000,000	97,018,750

170	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Core Bond ETF (continued)

	Country	Principal Amount*	Value
U.S. Government & Agency Securities (continued)
1.50%, 3/31/23	United States	30,273,000	$30,873,139
1.50%, 9/30/24	United States	9,050,000	9,316,904
1.50%, 10/31/24	United States	5,750,000	5,920,254
1.875%, 9/30/22	United States	24,500,000	24,937,643
2.125%, 2/29/24	United States	100,665,000	104,907,873
2.125%, 3/31/24	United States	3,500,000	3,649,707

Total U.S. Government & Agency Securities (Cost $676,566,667)			665,632,651

Municipal Bonds 3.5%
Alabama 0.3%
Southeast Alabama Gas Supply District, Series 2018B, Monthly, VRDN, 0.908%, 6/01/49		5,000,000	5,032,743

California 1.8%
California Health Facilities Financing Authority, State of California Personal Income Tax Revenue, 2.934%, 6/01/32		530,000	565,530
State of California Personal Income Tax Revenue, 2.984%, 6/01/33		460,000	489,968
State of California Personal Income Tax Revenue, 3.034%, 6/01/34		345,000	367,280
California State University, Series 2021B-1, 2.719%, 11/01/52		2,195,000	2,141,779
Contra Costa Community College District, Refunding, 2.926%, 8/01/38		4,000,000	4,165,405
Foothill-Eastern Transportation Corridor Agency, Refunding, Series 2019A, 4.094%, 1/15/49		275,000	290,566
Gilroy Unified School District, Refunding, 3.364%, 8/01/47		1,145,000	1,181,102
San Bernardino Community College District, Refunding, 2.686%, 8/01/41		6,140,000	6,022,749
Refunding, 2.856%, 8/01/49		3,575,000	3,479,447
State of California, 4.00%, 3/01/46		2,500,000	2,915,130
Whittier City School District, Refunding, 3.306%, 8/01/43		7,500,000	7,842,323

			29,461,279

Florida 0.0%†
County of Broward, Airport System Revenue, Refunding, Series 2019C, 3.477%, 10/01/43		560,000	589,501

New York 0.3%

Metropolitan Transportation Authority,
Climate Bond Certified, 4.00%, 11/15/45		1,095,000	1,222,515
Green Bond, Series 2019B, 5.00%, 11/15/52	United States	2,655,000	3,163,012

			4,385,527

Ohio 0.1%
Greenville City School District, Refunding, 3.541%, 1/01/51		1,295,000	1,327,370

Pennsylvania 0.7%
Commonwealth Financing Authority, Series 2021A, 2.991%, 6/01/42		7,800,000	7,997,713
Pennsylvania State University, Series 2020B, 2.888%, 9/01/50		3,500,000	3,563,478

			11,561,191

Texas 0.3%
City of Austin, Electric Utility Revenue, Refunding, 6.262%, 11/15/32		1,000,000	1,243,566
Texas Water Development Board, Series 2019A, 4.00%, 10/15/44		3,750,000	4,405,140

			5,648,706

Total Municipals (Cost $57,138,604)			58,006,317

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Core Bond ETF (continued)

	Country	Principal Amount*	Value
Mortgage-Backed Securities 22.8%
Fannie Mae 4.7%

Federal Home Loan Mortgage Corp.,
2.50%, 10/01/50	United States	10,712,858	$11,106,585
2.50%, 5/01/51	United States	2,680,859	2,768,056
3.00%, 3/01/50	United States	19,992,991	21,246,618
3.00%, 3/01/50	United States	7,678,702	8,141,672
3.50%, 2/01/47	United States	2,081,308	2,231,700
3.50%, 2/01/47	United States	3,649,499	3,935,058
3.50%, 3/01/48	United States	2,346,619	2,528,494
3.50%, 3/01/48	United States	5,010,800	5,401,527
4.00%, 11/01/45	United States	3,663,084	3,996,532
4.00%, 6/01/48	United States	7,560,861	8,297,847
4.00%, 5/01/50	United States	8,678,253	9,472,878

			79,126,967

Freddie Mac 15.5%

Federal National Mortgage Association,
2.00%, 5/01/36	United States	13,529,006	13,948,849
2.00%, 7/01/36	United States	7,365,370	7,593,938
2.00%, 8/01/36	United States	4,277,499	4,410,242
2.00%, 10/01/36	United States	6,760,000	6,962,536
2.00%, 10/01/36	United States	7,340,000	7,567,781
2.00%, 7/01/51	United States	24,603,728	24,696,106
2.00%, 8/01/51	United States	8,305,139	8,336,322
2.00%, 9/01/51	United States	1,001,802	1,005,563
2.00%, 10/01/51	United States	6,700,000	6,725,156
2.50%, 10/01/31	United States	1,378,724	1,441,439
2.50%, 12/01/35	United States	1,203,907	1,255,890
2.50%, 7/01/36	United States	8,349,310	8,727,161
2.50%, 9/01/50	United States	11,566,552	12,055,557
2.50%, 9/01/50	United States	11,547,937	12,042,334
2.50%, 10/01/50	United States	4,648,387	4,817,125
2.50%, 2/01/51	United States	5,099,420	5,263,983
2.50%, 5/01/51	United States	866,281	894,799
2.50%, 7/01/51	United States	8,557,607	8,833,769
2.50%, 7/01/51	United States	2,685,581	2,773,992
2.50%, 9/01/51	United States	2,506,076	2,587,342
2.50%, 10/01/51	United States	9,686,000	9,987,552
3.00%, 1/01/31	United States	854,363	905,908
3.00%, 12/01/32	United States	2,152,061	2,273,708
3.00%, 2/01/33	United States	2,096,347	2,214,068
3.00%, 2/01/33	United States	2,148,404	2,271,285
3.00%, 2/01/35	United States	2,157,141	2,268,511
3.00%, 4/01/50	United States	8,379,119	8,926,249
3.00%, 7/01/50	United States	12,238,853	12,820,515
3.00%, 9/01/50	United States	6,602,335	7,004,118
3.00%, 5/01/51	United States	2,482,796	2,602,047
3.00%, 7/01/51	United States	5,598,489	5,879,452
3.50%, 11/01/48	United States	12,189,521	13,247,368
3.50%, 8/01/49	United States	14,389,611	15,540,399
4.00%, 9/01/48	United States	8,291,853	9,070,191
4.50%, 7/01/47	United States	7,784,979	8,601,740
4.50%, 5/01/48	United States	4,023,780	4,462,658
4.50%, 12/01/48	United States	5,777,034	6,382,244
4.50%, 2/01/50	United States	2,482,572	2,737,014

			259,134,911

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Mortgage-Backed Securities (continued)
	Ginnie Mae 2.6%
	Government National Mortgage Association,
	2.00%, 1/20/51	United States	2,549,270	$2,588,894
	2.00%, 6/20/51	United States	9,479,655	9,628,019
	2.00%, 7/20/51	United States	1,925,582	1,955,172
	2.00%, 8/20/51	United States	1,696,349	1,722,690
	2.50%, 11/20/50	United States	2,510,618	2,592,998
	2.50%, 12/20/50	United States	2,511,060	2,594,009
	2.50%, 1/20/51	United States	2,510,735	2,588,330
	2.50%, 6/20/51	United States	15,947,933	16,475,280
	2.50%, 7/20/51	United States	2,525,596	2,607,766

				42,753,158

	Total Mortgage-Backed Securities (Cost $381,489,856)			381,015,036

	Foreign Government and Agency Securities 3.9%
	Chile 0.1%
	Chile Government International Bond, Sr. Unsecured, 3.50%, 1/25/2050		1,100,000	1,101,787

	Colombia 0.3%
	Colombia Government International Bond, senior bond, 5.00%, 6/15/45		3,250,000	3,179,767
	senior bond, 5.625%, 2/26/44		2,000,000	2,091,780

				5,271,547

	India 0.1%
a	Export-Import Bank of India, senior note, 144A, 3.25%, 1/15/2030		1,000,000	1,016,884

	Indonesia 0.4%
	Indonesia Government International Bond, [a] senior bond, 144A, 4.35%, 1/08/27		3,150,000	3,559,546
	[a] senior note, 144A, 4.125%, 1/15/25		3,500,000	3,836,577

				7,396,123

	Kazakhstan 0.3%
a	Kazakhstan Government International Bond, senior note, 144A, 5.125%, 7/21/2050		4,070,000	4,683,858

	Mexico 0.2%
	Mexico Government International Bond, senior bond, 3.6%, 1/30/2025		2,700,000	2,944,323

	Panama 0.4%
	Panama Notas del Tesoro, senior note, 3.75%, 4/17/2026		5,950,000	6,399,225

	Peru 0.3%
	Peruvian Government International Bond, senior bond, 2.783%, 1/23/2031		5,850,000	5,803,785

	Philippines 0.3%
	Philippine Government International Bond, senior bond, 3.95%, 1/20/2040		4,620,000	5,047,948

	Romania 0.2%
a	Romanian Government International Bond, senior bond, 144A, 5.125%, 6/15/2048		2,270,000	2,692,565

	Russia 0.3%
a	Russian Foreign Bond - Eurobond, senior bond, 144A, 5.1%, 3/28/2035		4,800,000	5,755,728

	Supranational 0.6%
a	African Export-Import Bank, senior bond, 144A, 3.994%, 9/21/29		6,100,000	6,459,467
a	Banque Ouest Africaine de Developpement, Sr. Unsecured, note, 144A, 5.00%,		3,800,000	4,269,433

				10,728,900

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Foreign Government and Agency Securities (continued)
	Uruguay 0.4%
	Uruguay Government International Bond, senior bond, 4.375%, 1/23/31		3,875,000	$4,490,079
	senior bond, 4.50%, 8/14/24		1,400,000	1,502,144

				5,992,223

	Total Foreign Government and Agency Securities (Cost $65,462,738)			64,834,896

	Asset-Backed Securities 1.4%
	American Express Credit Account Master Trust, Series 2019-1, Class A, ABS, 2.87%, 10/15/24		1,500,000	1,520,486
	BX Commercial Mortgage Trust 2020-BXLP, [a] Series 2021-VOLT, Class B, 144A, 1.05%, 9/15/36		3,190,000	3,196,720
	[a] Series 2020-BXLP, Class A, 144A, 0.873% to 12/15/36, FRN thereafter, 12/15/37		2,847,730	2,853,167
	Capital One Multi-Asset Execution Trust,
	Series 2019-A1, Class A1, 2.84%, 12/15/24		4,460,000	4,505,100
	Series 2019-A2, Class A2, 1.72%, 8/15/24		5,510,000	5,583,489
	Citibank Credit Card Issuance Trust, Series 2017-A7 , Class A7, 0.451% to 8/08/23 FRN thereafter, 8/08/24		2,000,000	2,004,688
	Discover Card Execution Note Trust, Series 2019-A3, Class A, 1.89%, 10/15/24		3,220,000	3,276,969

	Total Asset-Backed Securities (Cost $22,841,454)			22,940,619

	Total Investments before Short Term Investments (Cost $1,637,313,620)			1,643,329,541

	Short Term Investments 2.9%
	Money Market Funds 2.9%
b,c	Institutional Fiduciary Trust Portfolio, 0.01%	United States	47,931,509	47,931,509

	Total Short Term Investments (Cost $47,931,509)			47,931,509

	Total Investments (Cost $1,685,245,129) 101.3%			1,691,261,050
	Other Assets, less Liabilities (1.3)%			(21,775,212)

	Net Assets 100.0%			$1,669,485,838

*The principal amount is stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $110,646,646, representing 6.6% of net assets.

bSee Note 3(d) regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day effective yield at period end.

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Core Bond ETF (continued)

At September 30, 2021, the Fund had the following credit default swap contracts outstanding. See Note 1(c).

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Over the counter Swap Contracts Contracts to Sell Protection[d,e]
Long: s25631283 CDS USD R F 1.00000 Nordstrom Inc.	1%	Quarterly	6/20/26	1,900,000	$(109,953)	$(89,577)	$(20,376)
Long: s25642137 CDS USD R F 1.00000 Nordstrom Inc.	1%	Quarterly	6/20/26	1,900,000	(109,953)	(116,920)	6,967
Long: s25995201 CDS USD R F 1.00000 Mexico Government International Bond	1%	Quarterly	6/20/26	5,200,000	20,280	14,678	5,602

							$(7,807)

dThe Fund enters contracts to sell protection to create a long credit position.

ePerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded swaps.

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
U.S. Treasury Bond Ultra	Long	55	$10,508,438	12/21/21	$(21,950)
U.S. Treasury 10 Yr. Note	Long	72	9,475,875	12/21/21	(130,599)
Ultra 10 Yr. U.S. Treasury Note	Short	28	4,067,000	12/21/21	76,524
U.S. Treasury Bond Long	Short	85	13,533,594	12/21/21	295,727

Total Futures Contracts					$219,702

*As of period end.

See Abbreviations on Page 226.

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Financial Highlights

Franklin Liberty U.S. Low Volatility ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31,
		2021	2020	2019	2018	2017[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$43.69	$30.93	$33.61	$30.03	$26.97	$25.05

Income from investment operations[b]:

Net investment income[c]	0.34	0.67	0.64	0.52	0.45	0.23

Net realized and unrealized gains (losses)	2.98	12.73	(2.84)	3.88	3.06	1.87

Total from investment operations	3.32	13.40	(2.20)	4.40	3.51	2.10

Less distributions from:

Net investment income	(0.34)	(0.64)	(0.48)	(0.47)	(0.45)	(0.18)

Net realized gains	—	—	—	(0.35)	—	—

Total Distributions	(0.34)	(0.64)	(0.48)	(0.82)	(0.45)	(0.18)

Net asset value, end of period	$46.67	$43.69	$30.93	$33.61	$30.03	$26.97

Total return[d]	7.60%	43.52%	(6.74)%	14.98%	13.08%	8.40%

Ratios to average net assets[e]

Expenses before of waiver and payments by affiliates	0.35%	0.37%	0.57%	1.12%	2.11%	2.96%

Expenses net of waiver and payments by affiliates	0.29%	0.29%	0.33%	0.50%	0.50%	0.50%

Net investment income	1.46%	1.71%	1.75%	1.64%	1.56%	1.69%

Supplemental data

Net assets, end of period (000’s)	$130,668	$139,822	$74,223	$13,443	$6,005	$5,393

Portfolio turnover rate[f]	8.36% [g]	40.54% [g]	32.61% [g]	46.90%	65.68%	12.55%

aFor the period September 20, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	8.36%	40.54%	32.61%

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Statement of Investments, September 30, 2021 (unaudited)

Franklin Liberty U.S. Low Volatility ETF

		Shares	Value
	Common Stocks 99.4%
	Communication Services 10.7%
a	Alphabet Inc., A	641	$1,713,726
	AT&T Inc.	65,431	1,767,291
a	Charter Communications Inc., A	2,355	1,713,404
	Comcast Corp., A	31,516	1,762,690
a	Liberty Broadband Corp., C	10,115	1,746,860
a	T-Mobile US Inc.	14,171	1,810,487
	TELUS Corp.	79,909	1,754,802
	Verizon Communications Inc.	32,812	1,772,176

			14,041,436

	Consumer Discretionary 12.1%
a	Amazon.com Inc.	483	1,586,674
	Dollar General Corp.	7,308	1,550,319
	McDonald’s Corp.	6,779	1,634,485
	NIKE Inc., B	10,508	1,526,077
a	NVR Inc.	326	1,562,870
a	O’Reilly Automotive Inc.	2,706	1,653,528
	Target Corp.	6,694	1,531,386
	The Home Depot Inc.	4,894	1,606,505
	The TJX Cos. Inc.	23,454	1,547,495
	Tractor Supply Co.	7,884	1,597,377

			15,796,716

	Consumer Staples 5.4%
	McCormick & Co. Inc.	17,063	1,382,615
	PepsiCo Inc.	9,514	1,431,001
	The Coca-Cola Co.	27,034	1,418,474
	The Procter & Gamble Co.	10,228	1,429,874
	Walmart Inc.	10,238	1,426,972

			7,088,936

	Energy 2.6%
	Chevron Corp.	11,017	1,117,675
	Exxon Mobil Corp.	19,549	1,149,872
	Kinder Morgan Inc.	66,940	1,119,906

			3,387,453

	Financials 11.6%
	Aflac Inc.	28,833	1,503,064
	Arthur J Gallagher & Co.	10,276	1,527,528
	BlackRock Inc.	1,751	1,468,494
	Intercontinental Exchange Inc.	12,850	1,475,437
	JPMorgan Chase & Co.	9,815	1,606,617
	Nasdaq Inc.	7,861	1,517,330
	S&P Global Inc.	3,374	1,433,579
	The Progressive Corp.	16,282	1,471,730
	The Travelers Cos. Inc.	9,866	1,499,731
	US Bancorp	26,964	1,602,740

			15,106,250

	Health Care 13.2%
	Abbott Laboratories	12,874	1,520,806
	AbbVie Inc.	15,109	1,629,808
	Becton Dickinson and Co.	6,200	1,524,084
	Bristol-Myers Squibb Co.	26,572	1,572,265
	Danaher Corp.	4,960	1,510,022
	Johnson & Johnson	9,814	1,584,961
	Medtronic PLC	12,488	1,565,371

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Low Volatility ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
	Merck & Co. Inc.	22,350	$1,678,709
	Pfizer Inc.	36,372	1,564,360
	Quest Diagnostics Inc.	10,424	1,514,711
	UnitedHealth Group Inc.	3,930	1,535,608

			17,200,705

	Industrials 7.7%
	AMETEK Inc.	8,111	1,005,845
	Honeywell International Inc.	4,803	1,019,581
	IDEX Corp.	4,826	998,741
	Illinois Tool Works Inc.	4,809	993,684
	Lockheed Martin Corp.	3,061	1,056,351
	Republic Services Inc.	8,388	1,007,063
	Roper Technologies Inc.	2,245	1,001,562
	Union Pacific Corp.	5,237	1,026,504
	United Parcel Service Inc., B	5,471	996,269
	Verisk Analytics Inc.	5,138	1,028,987

			10,134,587

	Information Technology 28.4%
	Accenture PLC, A	5,797	1,854,576
	Amphenol Corp., A	25,964	1,901,344
	Analog Devices Inc.	11,367	1,903,745
a	ANSYS Inc.	5,405	1,840,132
	Apple Inc.	13,477	1,906,996
	Automatic Data Processing Inc.	9,690	1,937,225
a	Black Knight Inc.	26,835	1,932,120
	Booz Allen Hamilton Holding Corp.	12,981	1,030,042
	Cisco Systems Inc.	34,470	1,876,202
	Fidelity National Information Services Inc.	15,647	1,903,927
	International Business Machines Corp.	14,343	1,992,673
	Intuit Inc.	3,474	1,874,258
	Jack Henry & Associates Inc.	11,372	1,865,690
a	Keysight Technologies Inc.	11,079	1,820,169
	Mastercard Inc., A	5,671	1,971,693
	Microsoft Corp.	6,546	1,845,448
	Oracle Corp.	22,357	1,947,966
a	Synopsys Inc.	5,996	1,795,262
	Texas Instruments Inc.	10,003	1,922,677
	Visa Inc., A	8,754	1,949,954

			37,072,099

	Materials 2.2%
	Air Products and Chemicals Inc.	3,859	988,328
	Ecolab Inc.	4,590	957,566
	Linde PLC	3,297	967,274

			2,913,168

	Real Estate 3.0%
	Crown Castle International Corp.	7,452	1,291,581
	Equinix Inc.	1,640	1,295,813
	Public Storage	4,469	1,327,740

			3,915,134

	Utilities 2.5%
	American Electric Power Co. Inc.	7,975	647,410
	Consolidated Edison Inc.	9,061	657,738
	Dominion Energy Inc.	8,905	650,243

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Low Volatility ETF (continued)

			Shares	Value
	Common Stocks (continued)
	Utilities (continued)
	Duke Energy Corp.		6,667	$650,633
	NextEra Energy Inc.		8,132	638,525

				3,244,549

	Total Investments before Short Term Investments (Cost $112,105,103)			129,901,033

		Country	Principal Amount*
	Short Term Investments 0.1%
	U.S. Government & Agency Securities 0.1%
b	Federal Home Loan Bank Discount Notes, 10/01/21	United States	150,000	150,000

	Total Short-Term Investments (Cost $150,000)			150,000

	Total Investments (Cost $112,255,103) 99.5%			130,051,033
	Other Assets, less Liabilities 0.5%			616,474

	Net Assets 100.0%			$130,667,507

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bThe security was issued on a discount basis with no stated coupon rate.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty U.S. Treasury Bond ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31, 2021[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.83		$25.00

Income from investment operations[b]:

Net investment income[c]	0.10		0.11

Net realized and unrealized gains (losses)	0.33		(0.94)

Total from investment operations	0.43		(0.83)

Less distributions from net investment income	(0.22)		(0.34)

Net asset value, end of period	$24.04		$23.83

Total return[d]	1.78%		(3.36)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.48%		0.50%

Expenses net of waiver and payments by affiliates	0.09%		0.09%

Net investment income	0.81%		0.54%

Supplemental data

Net assets, end of period (000’s)	$417,040		$418,199

Portfolio turnover rate[f]	7.56%	[g]	102.09% [g]

aFor the period June 9, 2020 (commencement of operations) to March 31, 2021.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	7.56%	102.09%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin Liberty U.S. Treasury Bond ETF

	Country	Principal Amount*	Value
U.S. Government & Agency Securities 97.8%
U.S. Treasury Bond,
1.125%, 8/15/40	United States	10,470,000	$9,013,198
2.00%, 8/15/51	United States	313,000	307,523
2.25%, 8/15/46	United States	9,939,000	10,267,841
2.25%, 8/15/49	United States	7,922,000	8,214,124
2.375%, 5/15/51	United States	551,000	588,192
2.50%, 2/15/45	United States	8,932,000	9,648,653
2.75%, 11/15/47	United States	8,790,000	9,989,698
2.875%, 5/15/49	United States	4,980,000	5,827,378
3.00%, 5/15/47	United States	1,800,000	2,135,883
3.375%, 11/15/48	United States	8,760,000	11,162,841
4.375%, 2/15/38	United States	3,650,000	4,997,221
4.50%, 2/15/36	United States	6,300,000	8,610,574
4.50%, 5/15/38	United States	6,080,000	8,450,013
U.S. Treasury Note,
0.125%, 5/31/22	United States	37,500,000	37,511,499
0.50%, 6/30/27	United States	27,050,000	26,118,043
0.625%, 8/15/30	United States	2,450,000	2,279,792
0.75%, 8/31/26	United States	1,795,000	1,776,068
1.125%, 2/29/28	United States	7,358,000	7,313,450
1.25%, 8/31/24	United States	12,670,000	12,946,166
1.25%, 4/30/28	United States	19,500,000	19,490,859
1.50%, 9/30/24	United States	12,610,000	12,981,897
1.50%, 11/30/24	United States	13,959,000	14,370,681
1.625%, 8/15/29	United States	6,785,000	6,912,484
1.75%, 7/31/24	United States	7,080,000	7,335,820
1.875%, 7/31/26	United States	31,973,000	33,368,072
2.00%, 4/30/24	United States	12,569,000	13,081,089
2.00%, 5/31/24	United States	12,230,000	12,735,443
2.125%, 3/31/24	United States	13,131,000	13,692,658
2.125%, 9/30/24	United States	9,390,000	9,838,959
2.125%, 11/30/24	United States	12,920,000	13,554,897
2.25%, 10/31/24	United States	10,600,000	11,156,086
2.25%, 11/15/24	United States	13,470,000	14,181,911
2.375%, 2/29/24	United States	7,789,000	8,162,324
2.375%, 5/15/27	United States	4,000,000	4,279,375
2.50%, 5/15/24	United States	14,085,000	14,848,671
2.875%, 8/15/28	United States	1,764,000	1,949,151
3.125%, 11/15/28	United States	11,527,000	12,953,916
United States Treasury Inflation Protected Security 0.375%, 1/15/27	United States	5,141,455	5,679,153

Total U.S. Government & Agency Securities (Cost $416,795,921)			407,731,603

Mortgage-Backed Securities 1.7%
Fannie Mae 0.6%
Federal National Mortgage Association	United States	2,348,916	2,424,717

Ginnie Mae 1.1%
Government National Mortgage Association	United States	4,540,604	4,751,064

Total Mortgage-Backed Securities (Cost $7,219,099)			7,175,781

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Treasury Bond ETF (continued)

		Country	Principal Amount*	Value
	Short Term Investments 0.2%
	Money Market Funds 0.2%
a,b	Institutional Fiduciary Trust Portfolio, 0.01%	United States	1,082,288	$1,082,288

	Total Short Term Investments (Cost $1,082,288)			1,082,288

	Total Investments (Cost $425,097,308) 99.7%			415,989,672
	Other Assets, less Liabilities 0.3%			1,049,861

	Net Assets 100.0%			$417,039,533

See Abbreviations on Page 226.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSee Note 3(d) regarding investments in affiliated management investment companies.

bThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Ultra Short Bond ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.88	$25.00

Income from investment operations[b]:

Net investment income[c]	0.07	0.10

Net realized and unrealized gains (losses)	(—)	0.13

Total from investment operations	0.07	0.23

Less distributions from:

Net investment income	(0.08)	(0.33)

Net realized gains	—	(0.02)

Total Distributions	(0.08)	(0.35)

Net asset value, end of period	$24.87	$24.88

Total return[d]	0.27%	0.91%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	4.28%	4.17%

Expenses net of waiver and payments by affiliates	0.15%	0.15%

Net investment income	0.58%	0.58%

Supplemental data

Net assets, end of period (000’s)	$3,731	$2,488

Portfolio turnover rate[f]	17.41% [g]	10.49% [g]

aFor the period July 14, 2020 (commencement of operations) to March 31, 2021.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	17.41%	10.49%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin Liberty Ultra Short Bond ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 93.2%
	Aerospace & Defense 2.7%
	The Boeing Co., senior note, 1.167%, 2/04/23	United States	100,000	$100,227

	Automobiles 4.1%
a	Hyundai Capital America, Senior note, 144A, 2.375%, 2/10/23	United States	150,000	153,339

	Banks 22.9%
	Bank of America Corp., senior note, FRN thereafter, 1.125%, 4/24/23	United States	50,000	50,276
	Bank of Montreal, senior note, FRN thereafter, 0.73%, 3/10/23	Canada	50,000	50,383
	Canadian Imperial Bank of Commerce, senior note, FRN thereafter, 0.85%, 3/17/23	Canada	50,000	50,462
	Citigroup Inc., senior note, FRN thereafter, 1.55%, 9/01/23	United States	150,000	151,753
	JPMorgan Chase & Co., senior note, FRN thereafter, 1.025%, 4/25/23	United States	100,000	100,765
	M&T Bank Corp., senior note, FRN thereafter, 0.805%, 7/26/23	United States	150,000	151,441
	Morgan Stanley, senior unsecured note, FRN thereafter, 0.731%, 4/05/24	United States	100,000	100,356
	Sumitomo Mitsui Financial Group Inc., senior note, FRN thereafter, 0.874%, 1/17/23	Japan	50,000	50,443
	The Goldman Sachs Group Inc., senior unsecured note, FRN thereafter, 0.59%, 11/17/23	United States	100,000	100,348
	Wells Fargo & Co., senior note, FRN thereafter, 1.235%, 1/24/23	United States	50,000	50,175

				856,402

	Biotechnology 4.1%
	Abbvie Inc., senior unsecured, 0.781%, 11/21/22	United States	50,000	50,328
	Biogen Inc., senior note, 3.625%, 9/15/22	United States	100,000	103,150

				153,478

	Capital Markets 2.7%
	Goldman Sachs Group Inc., senior note, FRN thereafter, 0.881%, 2/23/23	United States	50,000	50,409
	Morgan Stanley, senior unsecured, GMTN, FRN thereafter, 0.75%, 1/20/23	United States	50,000	50,123

				100,532

	Chemicals 4.9%
	DuPont de Nemours Inc., senior note, FRN thereafter, 1.235%, 11/15/23	United States	150,000	152,984
	LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	28,000	29,717

				182,701

	Consumer Finance 8.2%
	Bunge Ltd. Finance Corp. 3.00%, 9/25/22	United States	100,000	102,345
	Capital One Financial Corp., senior note, 2.60%, 5/11/23	United States	50,000	51,704
	General Motors Financial Co. Inc., senior unsecured, 1.70%, 8/18/23	United States	100,000	101,923
	Royalty Pharma PLC 0.75%, 9/02/23	United Kingdom	50,000	50,172

				306,144

	Electric Utilities 1.4%
a	Vistra Operations Co. LLC, senior secured note, first lien, 144A, 3.55%, 7/15/24	United States	50,000	52,606

	Energy Equipment & Services 5.5%
	Energy Transfer LP, senior unsecured, 3.60%, 2/01/23	United States	50,000	51,562
	Kinder Morgan Energy Partners LP 3.95%, 9/01/22	United States	100,000	102,401
a	Schlumberger Finance Canada Ltd., senior note, 144A, 2.65%, 11/20/22	Canada	50,000	51,177

				205,140

	Food Products 4.0%
	BAT Capital Corp., senior note, 2.764%, 8/15/22	United States	50,000	50,960
	Hormel Foods Corp., senior unsecured note, 0.65%, 6/03/24	United States	100,000	100,107

				151,067

184	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Ultra Short Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Health Care Providers & Services 1.4%
	Cigna Corp., senior unsecured, FRN thereafter, 1.016%, 7/15/23	United States	50,000	$50,626

	Industrial Conglomerates 4.1%
	General Electric Co., senior unsecured, FRN thereafter, 1.116%, 3/15/23	United States	150,000	151,674

	Insurance 1.4%
a	Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	50,000	51,268

	Internet & Direct Marketing Retail 4.1%
	eBay Inc., senior note, 0.999%, 1/30/23	United States	150,000	151,582

	Metals & Mining 1.3%
a	Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21	Canada	50,000	50,209

	Oil, Gas & Consumable Fuels 1.5%
a	Kinder Morgan Inc., 144A, 5.625%, 11/15/23	United States	50,000	54,450

	Pharmaceuticals 10.8%
	AmerisourceBergen Corp., senior note, 0.737%, 3/15/23	United States	150,000	150,238
	AstraZeneca PLC, senior note, 0.789%, 8/17/23	United Kingdom	150,000	151,582
a	Bristol-Myers Squibb Co., senior note, 144A, 2.60%, 5/16/22	United States	50,000	50,742
	GlaxoSmithKline Capital PLC, senior note, 0.534%, 10/01/23	United Kingdom	50,000	50,088

				402,650

	Road & Rail 4.1%
a	Penske Truck Leasing Co. LP/PTL Finance Corp., senior note, 144A, 2.70%, 3/14/23	United States	150,000	154,278

	Semiconductors & Semiconductor Equipment 4.0%
a	Microchip Technology Inc., senior secured note, 144A, 0.983%, 9/01/24	United States	150,000	149,863

	Total Corporate Bonds & Notes (Cost $3,471,229)			3,478,236

	Asset-Backed Securities 5.4%
	Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, FRN thereafter, 0.704%, 4/22/26	United States	100,000	101,161
	Discover Card Execution Note Trust, Series 2017-A5, Class A5, FRN thereafter, 0.684%, 12/15/26	United States	100,000	101,339

	Total Asset-Backed Securities (Cost $200,922)			202,500

	Total Investments before Short Term Investments (Cost $3,672,151)			3,680,736

	Short Term Investments 2.0%
	Money Market Funds 2.0%
b,c	Institutional Fiduciary Trust Portfolio, 0.01%	United States	73,138	73,138

	Total Short Term Investments (Cost $73,138)			73,138

	Total Investments (Cost $3,745,289) 100.6%			3,753,874
	Other Assets, less Liabilities (0.6)%			(22,839)

	Net Assets 100.0%			$3,731,035

See Abbreviations on page 226.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $767,932, representing 20.6% of net assets.

bSee Note 3(d) regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2021 (unaudited)

	Franklin Disruptive Commerce ETF	Franklin Exponential Data ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$29,760,866	$3,603,982	$32,111,263	$9,896,155
Cost – Non-controlled affiliates (Note 3c)	—	44,072	—	—
Value – Unaffiliated issuers	$36,376,432	$4,041,021	$33,867,371	$12,017,932
Value – Non-controlled affiliates (Note 3c)	—	44,072	—	—
Cash	561,723	305	162,598	139,416
Foreign currency, at value (cost $-,$168,$- and $-, respectively)	—	168	—	—
Receivables:
Dividends	1,444	1	764	2,930
Investment securities sold	165,230	—	—	—
Affiliates	—	19,520	—	2,061

Total assets	37,104,829	4,105,087	34,030,733	12,162,339

Liabilities:
Payables:
Investment securities purchased	—	1	—	—
Management fees	7,853	—	7,316	—
Transfer agent fees	6,951	4,936	6,951	6,951
Trustees’ fees and expenses	251	549	818	910
Custodian fees	58	577	170	278
Professional fees	18,996	12,247	18,999	18,466
Reports to shareholders	—	1,476	1,855	2,007
Registration and filing fees	5,071	3,224	5,217	4,606
Accrued expenses and other liabilities	14,308	8,580	14,346	14,337

Total liabilities	53,488	31,590	55,672	47,555

Net assets, at value	$37,051,341	$4,073,497	$33,975,061	$12,114,784

Net assets consist of:
Paid-in capital	$30,207,665	$3,785,626	$29,724,385	$10,169,232
Total distributable earnings (loss)	6,843,676	287,871	4,250,676	1,945,552

Net assets, at value	$37,051,341	$4,073,497	$33,975,061	$12,114,784

Shares outstanding	750,000	150,000	650,000	250,000

Net asset value per share	$49.40	$27.16	$52.27	$48.46

186	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2021 (unaudited)

	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF	Franklin Liberty Federal Tax-Free Bond ETF	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$53,934,876	$119,571,337	$315,518,174	$198,660,553
Value – Unaffiliated issuers	$55,660,252	$121,442,700	$321,373,403	$197,436,045
Cash	1,655,457	106,679	6,686,345	22,881,512
Foreign currency, at value (cost $-,$-,$- and $1,224,548, respectively)	—	—	—	961,056
Receivables:
Interest	446,083	1,138,421	4,462,733	940,692
Investment securities sold	—	3,168,727	—	—
Unrealized appreciation on OTC forward exchange contracts	—	—	—	2,616,180

Total assets	57,761,792	125,856,527	332,522,481	224,835,485

Liabilities:
Payables:
Investment securities purchased	1,634,054	—	11,300,000	628,528
Capital shares redeemed	—	2,701,043	—	—
Management fees	4,970	22,321	96,329	24,076
Transfer agent fees	6,951	6,951	6,952	6,952
Trustees’ fees and expenses	—	—	—	781
Distributions to shareholders	111,031	188,190	1,432,604	—
Custodian fees	475	415	2,191	284
Professional fees	27,253	27,560	40,644	85,262
Reports to shareholders	4,054	3,895	4,065	4,399
Registration and filing fees	5,277	7,419	1,481	9,816
Deferred tax	—	—	—	2,285
Unrealized depreciation on OTC forward exchange contracts	—	—	—	301,243
Accrued expenses and other liabilities	5,330	5,419	9,422	8,795

Total liabilities	1,799,395	2,963,213	12,893,688	1,072,421

Net assets, at value	$55,962,397	$122,893,314	$319,628,793	$223,763,064

Net assets consist of:
Paid-in capital	$54,487,403	$121,532,752	$312,623,275	$223,842,895
Total distributable earnings (loss)	1,474,994	1,360,562	7,005,518	(79,831)

Net assets, at value	$55,962,397	$122,893,314	$319,628,793	$223,763,064

Shares outstanding	2,100,000	4,550,000	12,100,000	8,900,000

Net asset value per share	$26.65	$27.01	$26.42	$25.14

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2021 (unaudited)

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty Senior Loan ETF	Franklin Liberty Systematic Style Premia ETF	Franklin Liberty U.S. Core Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$1,012,348,035	$178,297,371	$42,163,859	$1,637,313,620
Cost – Non-controlled affiliates (Note 3c)	—	—	—	47,931,509
Value – Unaffiliated issuers	$1,031,863,639	$178,772,087	$45,337,169	$1,643,329,541
Value – Non-controlled affiliates (Note 3c)	—	—	—	47,931,509
Cash	13,009,987	8,266,968	4,181,185	—
Foreign currency, at value (cost $-,$-,$ 248,491 and $-, respectively)	—	—	243,709	—
Receivables:
Interest	8,346,929	804,703	99,491	6,936,580
Investment securities sold	—	1,507,046	485	7,611,644
Variation margin on futures contracts	—	—	260,652	—
Futures contracts	381,100	—	4,089,125	214,112
Unrealized appreciation on OTC forward exchange contracts	—	—	922,691	—
Unrealized appreciation on OTC swap contracts	—	—	635,281	12,569
OTC swap contracts premium paid	—	—	—	14,678

Total assets	1,053,601,655	189,350,804	55,769,788	1,706,050,633

Liabilities:
Payables:
Investment securities purchased	8,043,058	6,560,723	—	32,878,736
Management fees	283,873	50,113	16,076	181,965
Transfer agent fees	6,951	6,952	8,838	6,952
Trustees’ fees and expenses	2,321	—	368	8,537
Distributions to shareholders	2,467,000	589,599	—	3,063,509
Custodian fees	9,692	17,980	10,084	5,334
Professional fees	41,623	37,707	71,029	60,208
Reports to shareholders	3,738	4,802	—	147
Variation margin on futures contracts	36,375	—	—	80,803
Registration and filing fees	15,057	2,251	4,807	30,692
Unrealized depreciation on OTC forward exchange contracts	—	—	649,850	—
Unrealized depreciation on OTC swap contracts	—	—	—	20,376
OTC swap contracts premiums received	—	—	—	206,497
Accrued expenses and other liabilities	10,469	8,605	17,293	21,039

Total liabilities	10,920,157	7,278,732	778,345	36,564,795

Net assets, at value	$1,042,681,498	$182,072,072	$54,991,443	$1,669,485,838

Net assets consist of:
Paid-in capital	$1,027,085,058	$183,237,918	$64,958,551	$1,678,001,047
Total distributable earnings (loss)	15,596,440	(1,165,846)	(9,967,108)	(8,515,209)

Net assets, at value	$1,042,681,498	$182,072,072	$54,991,443	$1,669,485,838

Shares outstanding	40,050,000	7,300,000	2,700,000	65,950,000

Net asset value per share	$26.03	$24.94	$20.37	$25.31

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2021 (unaudited)

	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Treasury Bond ETF	Franklin Liberty Ultra Short Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$112,255,103	$424,015,020	$3,672,151
Cost – Non-controlled affiliates (Note 3c)	—	1,082,288	73,138
Value – Unaffiliated issuers	$130,051,033	$414,907,384	$3,680,736
Value – Non-controlled affiliates (Note 3c)	—	1,082,288	73,138
Cash	571,753	—	42
Foreign currency, at value (cost $-,$-,and $-, respectively)	—	—	—
Receivables:
Dividends	108,857	1,763,442	10,158
Affiliates	—	—	6,845

Total assets	130,731,643	417,753,114	3,770,919

Liabilities:
Payables:
Investment securities purchased	—	9	1
Management fees	24,441	21,927	—
Transfer agent fees	6,951	6,881	6,688
Trustees’ fees and expenses	167	—	979
Distributions to shareholders	—	633,657	1,717
Custodian fees	632	137	—
Professional fees	22,382	29,446	18,406
Reports to shareholders	1,612	2,766	808
Registration and filing fees	4,556	9,481	2,927
Accrued expenses and other liabilities	3,395	9,277	8,358

Total liabilities	64,136	713,581	39,884

Net assets, at value	$130,667,507	$417,039,533	$3,731,035

Net assets consist of:
Paid-in capital	$104,257,812	$435,881,215	$3,744,484
Total distributable earnings (loss)	26,409,695	(18,841,682)	(13,449)

Net assets, at value	$130,667,507	$417,039,533	$3,731,035

Shares outstanding	2,800,000	17,350,000	150,000

Net asset value per share	$46.67	$24.04	$24.87

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2021 (unaudited)

	Franklin Disruptive Commerce ETF	Franklin Exponential Data ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$13,196	$2,597	$134,023	$14,700

Total investment income	13,196	2,597	134,023	14,700

Expenses:
Management fees (Note 3a)	99,683	8,651	51,808	29,605
Transfer agent fees	4,951	6,016	4,951	4,951
Custodian fees	1,426	664	696	654
Reports to shareholders	3,820	3,009	3,027	3,011
Registration and filing fees	4,666	2,181	5,150	4,649
Professional fees	21,491	27,952	20,801	20,341
Trustee fees (Note 3a)	1,151	386	1,137	1,137
Other	6,022	6,016	6,017	6,017

Total expenses	143,210	54,875	93,587	70,365
Expenses waived/paid by affiliates (Note 3c)	(43,526)	(50,550)	(41,780)	(40,761)

Net expenses	99,684	4,325	51,807	29,604

Net investment income	(86,488)	(1,728)	82,216	(14,904)

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,771,451)	(83,549)	(703,118)	(184,481)
In-kind redemptions	1,895,414	—	3,245,118	—
Foreign currency transactions	241	(28)	35	(336)

Net realized gain (loss)	124,204	(83,577)	2,542,035	(184,817)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(138,225)	539,233	(491,584)	1,505,624
Translation of other assets and liabilities denominated in foreign currencies	(84)	—	(9)	2

Net change in unrealized appreciation (depreciation)	(138,309)	539,233	(491,593)	1,505,626

Net realized and unrealized gain (loss)	(14,105)	455,656	2,050,442	1,320,809

Net increase (decrease) in net assets resulting from operations	$(100,593)	$453,928	$2,132,658	$1,305,905

[a]Foreign taxes withheld on dividends	$356	$—	$319	$1,060

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2021 (unaudited)

	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF	Franklin Liberty Federal Tax-Free Bond ETF	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF
Investment income:
Interest: (net of foreign taxes)[a]
Unaffiliated issuers	658,871	1,030,479	8,441,996	364,392

Total investment income	658,871	1,030,479	8,441,996	364,392

Expenses:
Management fees (Note 3a)	154,358	387,134	908,213	399,940
Transfer agent fees	4,951	4,951	4,951	4,951
Custodian fees	676	741	2,874	21,127
Reports to shareholders	3,788	4,142	4,145	3,990
Registration and filing fees	4,865	4,609	5,076	—
Professional fees	28,254	28,561	37,398	44,696
Trustee fees (Note 3a)	932	2,743	6,842	5,387
Other	5,823	5,943	9,609	10,479

Total expenses	203,647	438,824	979,108	490,570
Expenses waived/paid by affiliates (Note 3c)	(129,555)	(244,147)	(283,223)	(268,381)

Net expenses	74,092	194,677	695,885	222,189

Net investment income	584,779	835,802	7,746,111	142,203

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	36,313	11,094	2,187,826	720,673
In-kind redemptions	—	597,279	1,420,332	—
Foreign currency transactions	—	—	—	(65,428)
Forwards exchange contracts	—	—	—	6,157,677

Net realized gain (loss)	36,313	608,373	3,608,158	6,812,922

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	379,243	420,568	894,221	(1,706,140)
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	85,772
Forward exchange contracts	—	—	—	(4,706,149)
Change in deferred taxes on unrealized appreciation	—	—	—	(925)

Net change in unrealized appreciation (depreciation)	379,243	420,568	894,221	(6,327,442)

Net realized and unrealized gain (loss)	415,556	1,028,941	4,502,379	485,480

Net increase (decrease) in net assets resulting from operations	$1,000,335	$1,864,743	$12,248,490	$627,683

[a]Foreign taxes withheld on interest	$—	$—	$963	$1,069

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2021 (unaudited)

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty Senior Loan ETF	Franklin Liberty Systematic Style Premia ETF	Franklin Liberty U.S. Core Bond ETF
Investment income:
Dividends:
Unaffiliated issuers	$—	$—	$390,651	$1,336
Interest:
Unaffiliated issuers	13,305,492	3,995,399	547	15,211,662

Total investment income	13,305,492	3,995,399	391,198	15,212,998

Expenses:
Management fees (Note 3a)	2,492,854	637,448	180,962	1,198,911
Transfer agent fees	4,951	4,951	8,712	4,951
Custodian fees	12,459	25,323	5,745	6,176
Reports to shareholders	3,964	4,137	3,747	3,653
Registration and filing fees	7,835	3,489	4,570	12,401
Professional fees	32,405	42,439	50,636	43,336
Trustees’ fees and expenses	24,376	3,915	1,433	41,785
Other	11,715	8,235	400	6,791

Total expenses	2,590,559	729,937	256,205	1,318,004
Expenses waived/paid by affiliates (Note 3c)	(749,162)	(288,627)	(84,100)	(119,093)

Net expenses	1,841,397	441,310	172,105	1,198,911

Net investment income	11,464,095	3,554,089	219,093	14,014,087

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	3,145,447	(187,831)	(49,574)	(4,557,783)
In-kind redemptions	2,513,289	—	—	—
Foreign currency transactions	—	—	(3,293)	—
Forwards exchange contracts	—	—	84,887	—
Futures contracts	(409,445)	—	895,197	(792,560)
Swap contracts	—	—	—	35,404

Net realized gain (loss)	5,249,291	(187,831)	927,217	(5,314,939)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	21,038,076	928,533	(259,521)	18,329,588
Translation of other assets and liabilities denominated in foreign currencies	—	—	(4,546)	—
Futures contracts	(81,807)	—	980,481	(130,699)
Swap contracts	—	—	633,535	(7,807)
Forward exchange contracts	—	—	172,867	—

Net change in unrealized appreciation (depreciation)	20,956,269	928,533	1,522,816	18,191,082

Net realized and unrealized gain (loss)	26,205,560	740,702	2,450,033	12,876,143

Net increase (decrease) in net assets resulting from operations	$37,669,655	$4,294,791	$2,669,126	$26,890,230

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2021 (unaudited)

	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Treasury Bond ETF	Franklin Liberty Ultra Short Bond ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$1,245,475	$329	$4
Interest:
Unaffiliated issuers	—	1,935,490	9,873

Total investment income	1,245,475	1,935,819	9,877

Expenses:
Management fees (Note 3a)	206,810	964,193	8,234
Transfer agent fees	4,951	5,006	5,156
Custodian fees	911	1,819	5,935
Reports to shareholders	3,561	3,009	3,009
Registration and filing fees	5,290	7,714	11,932
Professional fees	23,509	19,788	16,564
Trustee fees (Note 3a)	3,077	8,961	1,032
Other	4,696	7,908	5,850

Total expenses	252,805	1,018,398	57,712
Expenses waived/paid by affiliates (Note 3c)	(45,995)	(825,559)	(55,687)

Net expenses	206,810	192,839	2,025

Net investment income	1,038,665	1,742,980	7,852

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	453,165	(152,894)	958
In-kind redemptions	10,971,043	—	—
Foreign currency transactions	(323)	—	—

Net realized gain (loss)	11,423,885	(152,894)	958

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(1,775,680)	6,065,760	(1,148)
Translation of other assets and liabilities denominated in foreign currencies	(125)	—	—

Net change in unrealized appreciation (depreciation)	(1,775,805)	6,065,760	(1,148)

Net realized and unrealized gain (loss)	9,648,080	5,912,866	(190)

Net increase (decrease) in net assets resulting from operations	$10,686,745	$7,655,846	$7,662

[a]Foreign taxes withheld on dividends	$6,357	$—	$—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Disruptive Commerce ETF		Franklin Exponential Data ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$(86,488)	$(101,622)	$(1,728)	$(369)
Net realized gain (loss)	124,204	296,353	(83,577)	(63,877)
Net change in unrealized appreciation (depreciation)	(138,309)	7,116,842	539,233	(102,194)

Net increase (decrease) in net assets resulting from operations	(100,593)	7,311,573	453,928	(166,440)

Capital share transactions: (Note 2)	(4,674,823)	32,383,211	1,286,009	2,500,000

Net increase (decrease) in net assets	(4,775,416)	39,694,784	1,739,937	2,333,560
Net assets:
Beginning of period	41,826,757	2,131,973	2,333,560	—

End of Period	$37,051,341	$41,826,757	$4,073,497	$2,333,560

aFor the period January 12, 2021 (commencement of operations) to March 31, 2021.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Genomic Advancements ETF		Franklin Intelligent Machines ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income	$82,216	$(28,033)	$(14,904)	$(8,296)
Net realized gain (loss)	2,542,035	(90,186)	(184,817)	1,145,627
Net change in unrealized appreciation (depreciation)	(491,593)	2,487,194	1,505,626	1,049,747

Net increase (decrease) in net assets resulting from operations	2,132,658	2,368,975	1,305,905	2,187,078

Distributions to shareholders	—	(10,356)	—	(432)

Capital share transactions: (Note 2)	16,702,758	10,522,838	—	6,555,405

Net increase (decrease) in net assets	18,835,416	12,881,457	1,305,905	8,742,051
Net assets:
Beginning of period	15,139,645	2,258,188	10,808,879	2,066,828

End of Period	$33,975,061	$15,139,645	$12,114,784	$10,808,879

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF		Franklin Liberty Federal Tax-Free Bond ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income	$584,779	$589,886	$835,802	$995,318
Net realized gain (loss)	36,313	(100,405)	608,373	(62,096)
Net change in unrealized appreciation (depreciation)	379,243	1,451,268	420,568	616,576

Net increase (decrease) in net assets resulting from operations	1,000,335	1,940,749	1,864,743	1,549,798

Distributions to shareholders	(584,596)	(611,513)	(1,115,001)	(1,352,931)

Capital share transactions: (Note 2)	13,434,532	28,420,573	(4,077,403)	97,349,967

Net increase (decrease) in net assets	13,850,271	29,749,809	(3,327,661)	97,546,834
Net assets:
Beginning of period	42,112,126	12,362,317	126,220,975	28,674,141

End of Period	$55,962,397	$42,112,126	$122,893,314	$126,220,975

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Liberty High Yield Corporate ETF		Franklin Liberty International Aggregate Bond ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income	$7,746,111	$9,492,814	$142,203	$(59,641)
Net realized gain (loss)	3,608,158	259,164	6,812,922	(6,801,787)
Net change in unrealized appreciation (depreciation)	894,221	23,910,684	(6,327,442)	7,120,781

Net increase (decrease) in net assets resulting from operations	12,248,490	33,662,662	627,683	259,353

Distributions to shareholders	(8,546,579)	(11,465,310)	—	(951,028)

Capital share transactions: (Note 2)	(30,659,336)	194,026,836	41,730,420	177,107,475

Net increase (decrease) in net assets	(26,957,425)	216,224,188	42,358,103	176,415,800
Net assets:
Beginning of period	346,586,218	130,362,030	181,404,961	4,989,161

End of Period	$319,628,793	$346,586,218	$223,763,064	$181,404,961

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Liberty Investment Grade Corporate ETF		Franklin Liberty Senior Loan ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income	$11,464,095	$21,040,801	$3,554,089	$2,113,893
Net realized gain (loss)	5,249,291	11,641,061	(187,831)	(660,335)
Net change in unrealized appreciation (depreciation)	20,956,269	18,598,433	928,533	4,290,337

Net increase (decrease) in net assets resulting from operations	37,669,655	51,280,295	4,294,791	5,743,895

Distributions to shareholders	(14,485,701)	(38,161,818)	(3,554,626)	(2,065,367)

Capital share transactions: (Note 2)	858,388	452,182,964	(19,769,266)	142,589,480

Net increase (decrease) in net assets	24,042,342	465,301,441	(19,029,101)	146,268,008
Net assets:
Beginning of period	1,018,639,156	553,337,715	201,101,173	54,833,165

End of Period	$1,042,681,498	$1,018,639,156	$182,072,072	$201,101,173

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Liberty Systematic Style Premia ETF		Franklin Liberty U.S. Core Bond ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income	$219,093	$544,672	$14,014,087	$30,551,817
Net realized gain (loss)	927,217	(15,476,749)	(5,314,939)	12,812,674
Net change in unrealized appreciation (depreciation)	1,522,816	10,192,871	18,191,082	(20,543,019)

Net increase (decrease) in net assets resulting from operations	2,669,126	(4,739,206)	26,890,230	22,821,472

Distributions to shareholders	(643,915)	(3,805,981)	(17,481,889)	(51,084,574)

Capital share transactions: (Note 2)	6,038,893	4,524,461	199,480,582	635,328,246

Net increase (decrease) in net assets	8,064,104	(4,020,726)	208,888,923	607,065,144
Net assets:
Beginning of period	46,927,339	50,948,065	1,460,596,915	853,531,771

End of Period	$54,991,443	$46,927,339	$1,669,485,838	$1,460,596,915

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Liberty U.S. Low Volatility ETF		Franklin Liberty U.S. Treasury Bond ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$1,038,665	$1,950,473	$1,742,980	$1,690,423
Net realized gain (loss)	11,423,885	6,732,931	(152,894)	(3,618,092)
Net change in unrealized appreciation (depreciation)	(1,775,805)	28,828,473	6,065,760	(15,173,396)

Net increase (decrease) in net assets resulting from operations	10,686,745	37,511,877	7,655,846	(17,101,065)

Distributions to shareholders	(1,037,393)	(1,913,171)	(3,796,109)	(5,600,354)

Capital share transactions: (Note 2)	(18,803,463)	30,000,322	(5,019,180)	440,900,395

Net increase (decrease) in net assets	(9,154,111)	65,599,028	(1,159,443)	418,198,976
Net assets:
Beginning of period	139,821,618	74,222,590	418,198,976	—

End of Period	$130,667,507	$139,821,618	$417,039,533	$418,198,976

aFor the period June 9, 2020 (commencement of operations) to March 31, 2021.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Liberty Ultra Short Bond ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$7,852	$10,284
Net realized gain (loss)	958	2,243
Net change in unrealized appreciation (depreciation)	(1,148)	9,733

Net increase (decrease) in net assets resulting from operations	7,662	22,260

Distributions to shareholders	(8,752)	(34,619)

Capital share transactions: (Note 2)	1,244,484	2,500,000

Net increase (decrease) in net assets	1,243,394	2,487,641
Net assets:
Beginning of period	2,487,641	—

End of Period	$3,731,035	$2,487,641

aFor the period July 14, 2020 (commencement of operations) to March 31, 2021.

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-five separate funds, fifteen of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

indications of fair value at 4 p.m. Eastern time on September 30, 2021. At September 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination.

Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

The Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statements of Operations.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

See Note 11 regarding other derivative information.

d. Securities Purchased on a When-Issued Basis

Certain or all Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.

e. Senior Floating Rate Interests

Certain or all Funds invest in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally readily marketable, but may be subject to certain restrictions on resale.

f. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

f. Income and Deferred Taxes (continued)

taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2021, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense.

h. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

i. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Disruptive Commerce ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	—	$157	750,000	$32,383,211
Shares redeemed	(100,000)	(4,674,980)	—	—

Net increase (decrease)	(100,000)	$(4,674,823)	750,000	$32,383,211

	Franklin Exponential Data ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021[a]

	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,286,009	100,001	$2,500,025
Shares redeemed	—	—	(1)	(25)

Net increase (decrease)	50,000	$1,286,009	100,000	$2,500,000

	Franklin Genomic Advancements ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	400,000	$22,040,990	250,000	$10,522,838
Shares redeemed	(100,000)	(5,338,232)	—

Net increase (decrease)	300,000	$16,702,758	250,000	$10,522,838

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin Intelligent Machines ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	—	$—	200,000	$8,928,972
Shares redeemed	—	—	(50,000)	(2,373,567)

Net increase (decrease)	—	$—	150,000	$6,555,405

	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	500,000	$13,434,532	1,100,000	$28,420,573

Net increase (decrease)	500,000	$13,434,532	1,100,000	$28,420,573

	Franklin Liberty Federal Tax-Free Bond ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	800,000	$21,930,027	3,650,000	$98,699,200
Shares redeemed	(950,000)	(26,007,430)	(50,000)	(1,349,233)

Net increase (decrease)	(150,000)	$(4,077,403)	3,600,000	$97,349,967

	Franklin Liberty High Yield Corporate ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	750,000	$19,859,214	7,500,000	$194,026,836
Shares redeemed	(1,900,000)	(50,518,550)	—	—

Net increase (decrease)	(1,150,000)	$(30,659,336)	7,500,000	$194,026,836

	Franklin Liberty International Aggregate Bond ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	2,300,000	$57,974,641	9,000,000	$226,171,307
Shares redeemed	(650,000)	(16,244,221)	(1,950,000)	(49,063,832)

Net increase (decrease)	1,650,000	$41,730,420	7,050,000	$177,107,475

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin Liberty Investment Grade Corporate ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	1,650,000	$42,944,608	22,300,000	$585,231,109
Shares redeemed	(1,600,000)	(42,086,220)	(5,150,000)	(133,048,145)

Net increase (decrease)	50,000	$858,388	17,150,000	$452,182,964

	Franklin Liberty Senior Loan ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	750,000	$18,837,845	5,850,000	$146,207,760
Shares redeemed	(1,550,000)	(38,607,111)	(150,000)	(3,618,280)

Net increase (decrease)	(800,000)	$(19,769,266)	5,700,000	$142,589,480

	Franklin Liberty Systematic Style Premia ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	300,000	$6,038,893	200,000	$4,524,461

Net increase (decrease)	300,000	$6,038,893	200,000	$4,524,461

	Franklin Liberty U.S. Core Bond ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021[a]

	Shares	Amount	Shares	Amount
Shares sold	10,300,000	$261,873,405	37,350,000	$966,046,417
Shares redeemed	(2,450,000)	(62,392,823)	(12,800,000)	(330,718,171)

Net increase (decrease)	7,850,000	$199,480,582	24,550,000	$635,328,246

	Franklin Liberty U.S. Low Volatility ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	550,000	$25,261,041	1,450,000	$55,893,889
Shares redeemed	(950,000)	(44,064,504)	(650,000)	(25,893,567)

Net increase (decrease)	(400,000)	$(18,803,463)	800,000	$30,000,322

	Franklin Liberty U.S. Treasury Bond ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021[b]

	Shares	Amount	Shares	Amount
Shares sold	550,000	$13,216,869	17,950,001	$450,866,696
Shares redeemed	(750,000)	(18,236,049)	(400,001)	(9,966,301)

Net increase (decrease)	(200,000)	$(5,019,180)	17,550,000	$440,900,395

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin Liberty Ultra Short Bond ETF

	Six Months Ended September 30, 2021			Year Ended March 31, 2021[c]

	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,244,484	100,001	$2,500,025
Shares redeemed	—	—	(1)	(25)

Net increase (decrease)	50,000	$1,244,484	100,000	$2,500,000

aFor the period January 12, 2021 (commencement of operations) to March 31, 2021.

bFor the period June 09, 2020 (commencement of operations) to March 31, 2021.

cFor the period July 14, 2020 (commencement of operations) to March 31, 2021.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Investimentos (Brasil) Ltda. (FTI Brasil)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Investment Trust Management Co., Ltd. (FT Korea)	Investment manager
Franklin Templeton Investments (ME) Limited (FTIME)	Investment manager
Franklin Templeton Investments Corp. (FTIC)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC. (Distributors) (formerly Franklin Templeton Distributors, Inc.)	Principal underwriter

a. Management Fees

Franklin Disruptive Commerce ETF, Franklin Exponential Data ETF, Franklin Genomic Advancements ETF and Franklin Intelligent Machines ETF Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fee and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. These Funds pay 0.50% per year of the average daily net assets of each of the Funds.

Franklin Liberty Systematic Style Premia ETF, Franklin Liberty U.S. Core Bond ETF, Franklin Liberty U.S. Low Volatility ETF, Franklin Liberty U.S. Treasury Bond ETF and Franklin Liberty Ultra Short Bond ETF pay an investment management fee to Advisers of 0.650%, 0.150%, 0.290%, 0.450% and 0.610%, respectively, per year of the average daily net assets of each of the Funds.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

a. Management Fees (continued)

The Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF and Franklin Liberty Federal Tax-Free Bond ETF Funds pay an investment management fee to Advisers based on the daily net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

Franklin Liberty High Yield Corporate ETF and Franklin Liberty Investment Grade Corporate ETF Funds pay an investment management fee to Advisers based on the daily net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

Franklin Liberty International Aggregate Bond ETF pays an investment management fee to FTIML based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.450%	Up to and including $1 billion
0.400%	Over $1 billion, up to and including $5 billion
0.350%	Over $5 billion, up to and including $10 billion
0.345%	Over $10 billion, up to and including $15 billion
0.340%	Over $15 billion, up to and including $20 billion
0.335%	In excess of $20 billion

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

a. Management Fees (continued)

Franklin Liberty Senior Loan ETF pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $500 million
0.550%	Over $500 million, up to and including $1 billion
0.500%	Over $1 billion, up to and including $1.5 billion
0.450%	Over $1.5 billion, up to and including $6.5 billion
0.425%	Over $6.5 billion, up to and including $11.5 billion
0.400%	Over $11.5 billion, up to and including $16.5 billion
0.390%	Over $16.5 billion, up to and including $19 billion
0.380%	Over $19 billion, up to and including $21.5 billion
0.370%	In excess of $21.5 billion

For the six months ended September 30, 2021, each Fund’s annualized effective investment management fee rate based on average daily net assets was as follows:

Annualized Fee Rate
Franklin Disruptive Commerce ETF	0.50%
Franklin Exponential Data ETF	0.50%
Franklin Geonomic Advancements ETF	0.50%
Franklin Intelligent Machines ETF	0.50%
Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF	0.625%
Franklin Liberty Federal Tax-Free Bond ETF	0.625%
Franklin Liberty High Yield Corporate ETF	0.522%
Franklin Liberty International Aggregate Bond ETF	0.45%
Franklin Liberty Investment Grade Corporate ETF	0.47%
Franklin Liberty Senior Loan ETF	0.65%
Franklin Liberty Systematic Style Premia ETF	0.65%
Franklin Liberty U.S. Core Bond ETF	0.15%
Franklin Liberty U.S. Low Volatility ETF	0.29%
Franklin Liberty U.S. Treasury Bond ETF	0.45%
Franklin Liberty Ultra Short Bond ETF	0.61%

b. Administrative Fees

Under an agreement with Advisers and FTIML, FT Services provides administrative services to the Funds. The fee is paid by Advisers and FTIML, based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

c. Waiver and Expense Reimbursements

The Adviser has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) do not exceed 0.50% for the Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF and Franklin Intelligent Machine ETF Funds until July 31,

2022 and 0.25% for the Franklin Exponential Data ETF Fund until July 31, 2022.

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF, Franklin Liberty Federal Tax-Free Bond ETF, Franklin Liberty High Yield Corporate ETF, Franklin Liberty Investment Grade Corporate ETF, Franklin Liberty Senior Loan ETF , Franklin Liberty U.S. Core Bond ETF, Franklin Liberty U.S. Low Volatility ETF, Franklin Liberty U.S. Treasury Bond ETF and Franklin Liberty Ultra Short Bond ETF so that the expenses (including acquired fund fees and expenses) of the Funds do not exceed 0.30%, 0.30%, 0.40%, 0.35%, 0.45%, 0.15%, 0.29%, 0.09% and 0.15%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2022.

FTIML has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Liberty International Aggregate Bond ETF so that the expenses (including acquired fund fees and expenses) of the Fund do not exceed 0.25% based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2022.

For Franklin Liberty Systematic Style Premia ETF, the investment manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by a Cayman Islands-based company that is wholly-owned by the Fund (Subsidiary). The waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place. Additionally, the investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) for the Fund do not exceed 0.65% until July 31, 2022.

Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

d. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund’s do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in

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3. Transactions with Affiliates (continued)

d. Investments in Affiliated Management Investment Companies (continued)

an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the six months ended September 30, 2021, investments in affiliated management investment companies were as follows:

	Value at Beginning Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin Exponential Data ETF
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust Money Market Portfolio 0.01%	$59,857	$248,282	$(264,067)	$—	$—	$44,072	44,072	$—

Franklin Liberty U.S. Core Bond ETF
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust Money Market Portfolio 0.01%	$21,162,095	$320,061,110	$(293,291,696)	$—	$—	$47,931,509	47,931,509	$—

Franklin Liberty U.S. Treasury Bond ETF
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust Money Market Portfolio 0.01%	$19,594,757	$13,130,480	$(31,642,949)	$—	$—	$1,082,288	1,082,288	$—

Franklin Liberty Ultra Short Bond ETF
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust Money Market Portfolio 0.01%	$22,444	$870,044	$(819,350)	$—	$—	$73,138	73,138	$—

e. Other Affiliated Transactions

At September 30, 2021, the shares of the funds were owned by the following investment companies:

Funds	Shares	Percentage of Outstanding Shares[a]

Franklin Exponential Data ETF
Franklin Resources Inc.	10,000	6.7%

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF
Franklin High Yield Tax-Free Income	1,505,000	71.7%

Franklin Liberty Federal Tax-Free Bond ETF
Franklin Federal Limited-Term Tax-Free Income Fund	1,400,000	30.8%
Franklin Federal Intermediate-Term Tax-Free Income Fund	2,515,000	55.3%

	3,915,000	86.0%

Franklin Liberty High Yield Corporate ETF
Franklin Conservative Allocation Fund	2,192,237	18.1%
Franklin Moderate Allocation Fund	2,177,846	18.0%
Franklin Total Return Fund	4,700,000	38.8%

	9,070,083	74.9%

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

e. Other Affiliated Transactions (continued)

Funds	Shares	Percentage of Outstanding Shares[a]

Franklin Liberty International Aggregate Bond ETF
Franklin Conservative Allocation Fund	1,330,673	15.0%
Franklin Moderate Allocation Fund	1,258,989	14.1%
Franklin Growth Allocation Fund	584,688	6.6%
Franklin 529 Portfolios	5,044,577	56.7%

	8,218,927	92.4%

Franklin Liberty Investment Grade Corporate ETF
Franklin Total Return Fund	18,335,000	45.8%
Franklin 529 Portfolios	13,352,277	33.3%

	31,687,277	79.1%

Franklin Liberty Senior Loan ETF
Franklin Conservative Allocation Fund	1,314,542	18.0%
Franklin Moderate Allocation Fund	1,309,840	17.9%
Franklin Total Return Fund	1,737,400	23.8%
Franklin Floating Rate Master Trust	857,785	11.8%

	5,219,567	71.5%

Franklin Liberty Systematic Style Premia ETF
Franklin Conservative Allocation Fund	330,398	12.2%
Franklin Moderate Allocation Fund	521,000	19.3%
Franklin Growth Allocation Fund	362,937	13.4%
Franklin Managed Income Fund	1,175,000	43.5%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	138,505	5.1%

	2,527,840	93.5%

Franklin Liberty U.S. Core Bond ETF
Franklin Conservative Allocation Fund	11,413,074	17.3%
Franklin Moderate Allocation Fund	11,282,878	17.1%
Franklin 529 Portlolios	28,914,024	43.8%

	51,609,976	78.2%

Franklin Liberty U.S. Low Volatility ETF
Franklin Managed Income Fund	860,000	30.7%

Franklin Liberty U.S. Treasury Bond ETF
Franklin Conservative Allocation Fund	2,158,389	12.4%
Franklin Moderate Allocation Fund	2,142,773	12.4%
Franklin 529 Portlolios	10,892,735	62.8%

	15,193,897	87.6%

Franklin Liberty Ultra Short Bond ETF
Franklin Resources Inc.	33,000	22.0%

aInvestment activities of significant shareholders could have a material impact on the Funds.

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4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2021, the capital loss carryforwards were as follows:

	Franklin Disruptive Commerce ETF	Franklin Exponential Data ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Capital loss carryforwards not subject to expiration:
Short term	$—	$59,126	$—	$—

Total capital loss carryforwards	$—	$59,126	$—	$—

	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF	Franklin Liberty Federal Tax-Free Bond ETF	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF
Capital loss carryforwards not subject to expiration:
Long term	$75,122	$319,758	$—	$—
Short term	162,794	39,440	360,292	—

Total capital loss carryforwards	$237,916	$359,198	$360,292	$—

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty Senior Loan ETF	Franklin Liberty Systematic Style Premia ETF	Franklin Liberty U.S. Core Bond ETF
Capital loss carryforwards not subject to expiration:
Long term	$—	$934,822	$15,051,677	$—
Short term	—	397,188	400,837	—

Total capital loss carryforwards	$—	$1,332,010	$15,452,514	$—

	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Treasury Bond ETF	Franklin Liberty Ultra Short Bond ETF
Capital loss carryforwards not subject to expiration:
Short term	$3,011,178	$5,704,428	$—
Long term	—	—	—

Total capital loss carryforwards	$3,011,178	$5,704,428	$—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

At September 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Disruptive Commerce ETF	Franklin Exponential Data ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Cost of investments	$29,760,866	$3,648,054	$32,111,263	$9,896,155

Unrealized appreciation	$7,705,252	$583,847	$2,636,594	$2,238,390
Unrealized depreciation	(1,089,686)	(146,808)	(880,486)	(116,613)

Net unrealized appreciation (depreciation)	$6,615,566	$437,039	$1,756,108	$2,121,777

	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF	Franklin Liberty Federal Tax-Free Bond ETF	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF
Cost of investments	$55,934,876	$119,571,337	$315,518,174	$198,660,553

Unrealized appreciation	$1,930,119	$2,477,942	$9,229,980	$3,804,189
Unrealized depreciation	(204,743)	(606,579)	(3,374,751)	(5,028,697)

Net unrealized appreciation (depreciation)	$1,725,376	$1,871,363	$5,855,229	$(1,224,508)

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty Senior Loan ETF	Franklin Liberty Systematic Style Premia ETF	Franklin Liberty U.S. Core Bond ETF
Cost of investments	$1,012,348,035	$178,297,371	$42,163,859	$1,685,245,129

Unrealized appreciation	$27,997,908	$1,088,230	$4,526,716	$26,645,815
Unrealized depreciation	(8,482,304)	(613,514)	(1,353,405)	(20,629,894)

Net unrealized appreciation (depreciation)	$19,515,604	$474,716	$3,173,311	$6,015,921

	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Treasury Bond ETF	Franklin Liberty Ultra Short Bond ETF
Cost of investments	$112,255,103	$425,097,308	$3,745,289

Unrealized appreciation	$19,487,758	$4,072,632	$9,363
Unrealized depreciation	(1,691,828)	(13,180,268)	(778)

Net unrealized appreciation (depreciation)	$17,795,930	$(9,107,636)	$8,585

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of corporate actions, passive foreign investment company shares and wash sales.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2021, were as follows:

	Franklin Disruptive Commerce ETF	Franklin Exponential Data ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Purchases	$9,923,351	$758,735	$3,233,292	$1,146,520
Sales	$13,713,900	$733,425	$2,279,391	$1,001,318

	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF	Franklin Liberty Federal Tax-Free Bond ETF	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF
Purchases	$14,419,682	$36,454,452	$96,038,341	$46,368,196
Sales	$916,263	$18,076,357	$86,954,712	$25,591,966

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty Senior Loan ETF	Franklin Liberty Systematic Style Premia ETF	Franklin Liberty U.S. Core Bond ETF
Purchases	$253,461,120	$41,120,336	$54,059,686	$624,324,029
Sales	$235,173,839	$57,618,825	$45,486,561	$440,876,971

	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Treasury Bond ETF	Franklin Liberty Ultra Short Bond ETF
Purchases	$11,764,349	$44,334,863	$1,878,337
Sales	$12,160,756	$31,524,236	$478,782

In-kind transactions associated with creation and redemptions for the period ended September 30, 2021, were as follows:

	Franklin Disruptive Commerce ETF	Franklin Exponential Data ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Cost of Securities Received	$—	$1,268,729	$21,197,239	$—
Value of Securities Delivered[a]	$—	$—	$5,325,473	$—

	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF	Franklin Liberty Federal Tax-Free Bond ETF	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Investment Grade Corporate ET
Cost of Securities Received	$—	$—	$17,348,101	$—	$34,524,556
Value of Securities Delivered	$—	$18,820,543	$50,374,662	$—	$36,989,160

	Franklin Liberty Senior Loan ETF	Franklin Liberty Systematic Style Premia ETF	Franklin Liberty U.S. Core Bond ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Treasury Bond ETF
Cost of Securities Received	$—	$—	$—	$24,991,081	$—
Value of Securities Delivered	$—	$—	$—	$43,609,817	$—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Investment Transactions (continued)

Franklin Liberty Ultra Short Bond ETF
Cost of Securities Received	$—
Value of Securities Delivered[a]	$—

6. Credit Risk

At September 30, 2021, Franklin Federal Intermediate Tax-Free Bond Opportunities ETF, Franklin Liberty Federal Tax-Free Bond ETF, Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Investment Grade Corporate ETF and Franklin Liberty Senior Loan ETF had 21.55%, 0.09%, 96.24%, 0.10%, 2.05% and 90.32%, respectively, of their portfolio invested in high yield securities, senior secured floating rate notes, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

7. Global Credit Facility

The Funds, Franklin Liberty High Yield Corporate ETF, Franklin Liberty Senior Loan ETF together with other U.S. registered and foreign investment funds (collectively Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 Billion (Global Credit Facility) which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period ended September 30, 2021, the Funds did not use the Global Credit Facility.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

10. Credit Risk and Defaulted Securities

At September 30, 2021, Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF had 0.7% of its portfolio invested in high yield securities, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest. At September 30, 2020, the aggregate long value of distressed company securities for which interest recognition has been discontinued representing 0.85% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

11. Other Derivative Information

At September 30, 2021, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin Liberty International Aggregate Bond ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$2,616,180		Unrealized appreciation on OTC forward exchange contracts	$301,243

Franklin Liberty Investment Grade Corporate ETF

Equity contracts	Variation margin on futures contracts	$352,454	[a]	Variation margin on futures contracts	$—

Franklin Liberty Systematic Style ETF

Interest rate contracts	Swap contracts	$635,281		Swap contracts	$—

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	922,691		Unrealized appreciation on OTC forward exchange contracts	649,850

Equity contracts	Variation margin on futures contracts	1,533,006	[a]	Variation margin on futures contracts	759,232	[a]

Total		$3,090,978			$1,409,082

Franklin Liberty U.S. Core Bond ETF

Interest rate contracts	Swap contracts	$12,569		Swap contracts	$20,376

Equity contracts	Variation margin on futures contracts	372,251	[a]	Variation margin on futures contracts	152,549	[a]

Totals		$384,820			$172,925

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

11. Other Derivative Information (continued)

For the period ended September 30, 2021, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin Liberty International Aggregate Bond ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Foreign exchange contract	Forward exchange contracts	$6,157,677	Forward exchange contracts	$(4,706,149)

Franklin Liberty Investment Grade Corporate ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Futures contracts	$(409,445)	Futures contracts	$(81,807)

Franklin Liberty Systematic Style ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Swap contracts	$—	Swap contracts	$633,535

Foreign exchange contracts	Forward exchange contracts	84,887	Forward exchange contracts	172,867

Index contracts	Futures contracts	895,197	Futures contracts	980,481

Toral		$980,084		$1,786,883

Franklin Liberty U.S. Core Bond ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Swap contracts	$35,404	Swap contracts	$(7,807)

Index contracts	Futures contracts	$(792,560)	Futures contracts	$(130,699)

Totals		$(757,156)		$(138,506)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

11. Other Derivative Information (continued)

For the period ended September 30, 2021, the average month end notional amount of futures and swaps contracts were as follows:

	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty Systematic Style ETF	Franklin Liberty U.S. Core Bond ETF
Interest rate contracts	$—	$—	$28,456,162	$—
Credit Default contracts	$—	$—	$—	$4,200,000
Futures contracts	$—	$42,840,151	$55,920,488	$66,894,868
Forward exchange contracts	$198,088,180	$—	$61,563,092	$—

See Note 1(c) regarding derivative financial instruments.

At September 30, 2021, the Funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities

	Assets[a]	Liabilities[a]
Franklin Liberty International Aggregate Bond ETF
Foreign exchange contracts	$2,616,180	$301,243

Franklin Liberty Systematic Style ETF
Interest rate contracts	$635,281	$—
Foreign exchange contracts	$922,691	$649,850

Franklin Liberty U.S. Core Bond ETF
Interest rate contracts	$12,569	$20,376

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

11. Other Derivative Information (continued)

At September 30, 2021, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin Liberty International Aggregate Bond ETF
Counterparty
CITI	$2,616,180	$(301,243)	$—	$—	$2,314,937

Franklin Liberty Systematic Style ETF
Counterparty
MSCO	$922,691	$(649,850)	$—	$—	$272,841
MSCS	635,281	—	—	—	635,281

Total	$1,557,972	$(649,850)	$—	$—	$908,122

At September 30, 2021, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Franklin Liberty International Aggregate Bond ETF
Counterparty
CITI	$301,243	$(301,243)	$—	$—	$—

Franklin Liberty Systematic Style ETF
Counterparty
MSCO	$649,850	$(649,850)	$—	$—	$—

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

12. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

12. Fair Value Measurements (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Disruptive Commerce ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$36,376,432	$—	$—	$36,376,432

Franklin Exponential Data ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$4,041,021	$—	$—	$4,041,021
Short-Term Investments	44,072	—	—	44,072

Total Investments in Securities	$4,085,093	$—	$—	$4,085,093

Franklin Genomic Advancements ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$33,867,371	$—	$—	$33,867,371

Franklin Intelligent Machines ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$12,017,932	$—	$—	$12,017,932

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF

Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$55,660,252	$—	$55,660,252

Franklin Liberty Federal Tax-Free Bond ETF

Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$121,442,700	$—	$121,442,700

Franklin Liberty High Yield Corporate ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$318,471,988	$1,116,415	$319,588,403
Short-Term Investments	—	1,785,000	—	1,785,000

Total Investments in Securities	$—	$320,256,988	$1,116,415	$321,373,403

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

12. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin Liberty International Aggregate Bond ETF

Assets:
Investments in Securities:[a]
Foreign Government & Agency Securities	$—	$178,734,449	$—	$178,734,449
Corporate Bonds & Notes	—	12,766,596	—	12,766,596
Short-Term Investments	—	5,935,000	—	5,935,000

Total Investments in Securities	$—	$197,436,045	$—	$197,436,045

Other Financial Instruments:
Forward Exchange Contracts	$—	$2,616,180	$—	$2,616,180

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$301,243	$—	$301,243

Franklin Liberty Investment Grade Corporate ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$1,023,751,335	$—	$1,023,751,335
Discount Notes	—	5,967,304	—	5,967,304
Short-Term Investments	—	2,145,000	—	2,145,000

Total Investments in Securities	$—	$1,031,863,639	$—	$1,031,863,639

Other Financial Instruments:
Futures Contracts	$352,454	$—	$—	$352,454

Franklin Liberty Senior Loan ET

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$6,915,484	$—	$6,915,484
Senior Floating Rate Interests	—	166,727,866	—	166,727,866
Asset-Backed Securities	—	2,993,737	—	2,993,737
Short-Term Investments	—	2,135,000	—	2,135,000

Total Investments in Securities	$—	$178,772,087	$—	$178,772,087

Franklin Liberty Systematic Style Premia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$45,337,169	$—	$—	$45,337,169

Other Financial Instruments:
Forward Exchange Contracts	$—	$922,691	$—	$922,691
Futures Contracts	1,533,006	—	—	1,533,006
Swap Contracts	—	635,281	—	635,281

Total Other Financial Instruments	$1,533,006	$1,557,972	$—	$3,090,978

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$649,850	$—	$649,850
Futures Contracts	759,232	—	—	759,232

Total Other Financial Instruments	$759,232	$649,850	$—	$1,409,082

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

12. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin Liberty U.S. Core Bond ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$450,900,022	$—	$450,900,022
U.S. Government & Agency Securities	—	665,632,651	—	665,632,651
Municipal Bonds	—	58,006,317	—	58,006,317
Mortgage-Backed Securities	—	381,015,036	—	381,015,036
Foreign Government & Agency Securities	—	64,834,896	—	64,834,896
Asset-Backed Securities	—	22,940,619	—	22,940,619
Short-Term Investments	47,931,509	—	—	47,931,509

Total Investments in Securities	$47,931,509	$1,643,329,541	$—	$1,691,261,050

Other Financial Instruments:
Swap Contracts	—	12,569	—	12,569
Futures Contracts	372,251	—	—	372,251

Total Other Financial Instruments	$372,251	$12,569	$—	$384,820

Liabilities:
Other Financial Instruments:
Swap Contracts	—	20,376	—	20,376
Futures Contracts	152,549	—	—	152,549

Total Other Financial Instruments	$152,549	$20,376	$—	$172,925

Franklin Liberty U.S. Low Volatility ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$129,901,033	$—	$—	$129,901,033
Short-Term Investments	150,000	—	—	150,000

Total Investments in Securities	$129,901,033	$—	$—	$130,051,033

Franklin Liberty U.S. Treasury Bond ETF

Assets:
Investments in Securities:[a]
U.S. Government and Agency Securities	$—	$407,731,603	$—	$407,731,603
Mortgage-Backed Securities	—	7,175,781	—	7,175,781
Short-Term Investments	1,082,288	—	—	1,082,288

Total Investments in Securities	$1,082,288	$414,907,384	$—	$415,989,672

Franklin Liberty Ultra Short Bond ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$3,478,236	$—	$3,478,236
Asset-Backed Securities	—	202,500	—	202,500
Short-Term Investments	73,138	—	—	73,138

Total Investments in Securities	$73,138	$3,680,736	$—	$3,753,874

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and preferred stocks.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

13. Investments in FLSP Holdings Corporation

Franklin Liberty Systematic Style Premia ETF, (the “Fund”), invests in certain financial instruments and commodities/or commodity-linked derivative investments. The FLSP Holdings Corporation is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At September 30, 2021 the Franklin Liberty Systematic Style Premia ETF investment(s) FLSP Holdings Corporation is reflected in the Fund’s Consolidated Statement of Investments. September 30, 2021, the net assets of the FLSP Holdings Corporation were $ 3,599,323 representing 6.5% of the Fund’s consolidated net assets. The Fund’s investment (s) in the FLSP Holdings Corporation is limited to 25% of consolidated assets.

14. New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provides optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022.Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

15. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio		Currency
FHLB	Federal Home Loan Bank Rate	AUD	Australian Dollar
NCI	National Median Cost of Funds Index	CAD	Canadian Dollar
PIK	Payment-In-Kind	DKK	Danish Krone
USD	Unified/Union School District	EUR	Euro
CAC	Cotation Assistée en Continu	HUF	Hungary
FRN	Floating Rate Note	IDR	Indonesian Rupiah
TBD	To be determined	JPY	Japanese Yen
REIT	Real Estate Investment Trust	MXN	Mexican Peso
ADR	American Depositary Receipt	USD	United States Dollar
MTA	Metropolitan Transit Authority
CSCDA	California Statewide Communities Development Authority

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Tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Funds is required to be furnished to shareholders with respect to the income earned and distributions paid during their fiscal year.

Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended March 31, 2021:

Fund	Foreign Taxes Paid	Foreign Source Income Earned
Franklin Liberty International Aggregate Bond ETF	$2,804	$1,949,776

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Board Approval of Investment Management Agreements

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Franklin Disruptive Commerce ETF

Franklin Genomic Advancements ETF

Franklin Intelligent Machines ETF

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF

Franklin Liberty Federal Tax-Free Bond ETF

Franklin Liberty High Yield Corporate ETF

Franklin Liberty International Aggregate Bond ETF

Franklin Liberty Investment Grade Corporate ETF

Franklin Liberty Senior Loan ETF

Franklin Liberty Systematic Style Premia ETF

Franklin Liberty U.S. Core Bond ETF

Franklin Liberty U.S. Low Volatility ETF

(each a Fund)

At a meeting held on May 26, 2021 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (FAI) and the Trust, on behalf of each Fund (except the Franklin Liberty International Aggregate Bond ETF), an investment management agreement between Franklin Templeton Investment Management Limited (FTIML) and the Trust, on behalf of the Franklin Liberty International Aggregate Bond ETF, and an investment sub-advisory agreement between FAI and Franklin Templeton Institutional, LLC (Sub-Adviser), an affiliate of FAI, on behalf of the Franklin Liberty Investment Grade Corporate ETF (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. FAI, FTIML and the Sub-Adviser are each referred to herein as a Manager.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees, including a number of special meetings during the pandemic to enhance

Board oversight of Fund-related matters during this period. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, in some cases, requested additional information from each Manager relating to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans, including the effectiveness of those plans during the pan-

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demic, and developing strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity in the current work-from-home environment and liquidity risk management. The Board also considered the investment management services that the Manager provides to the Cayman Islands-based company, which is wholly owned by the Franklin Liberty Systematic Style Premia ETF (Cayman Subsidiary).

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to enhancing services and controlling costs, as reflected in its outsourcing of certain administrative functions, and growth opportunities, as evidenced by its recent acquisition of the Legg Mason companies. The Board also noted FT’s attention focused on expanding the distribution opportunities for all funds in the FT family of funds.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of the Funds over various periods ended February 28, 2021. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with the Manager about the performance of the Funds to date, particularly as compared to peers, the importance of performance to asset growth and growth of market share, and the performance of the Funds in periods of volatility. In addition, the Board acknowledged information provided regarding the Manager’s strategy behind the overall product line up, the sources of asset growth, the nature of the Manager’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted the Manager’s high level of client engagement and the strength of its compliance program. A summary of each Fund’s performance results is below.

Franklin Disruptive Commerce ETF,Franklin Genomic Advancements ETF and Franklin Intelligent Machines ETF – The Performance Universe for the Franklin Disruptive Commerce ETF included the Fund and all retail and institutional consumer services funds and exchange-traded funds. The Performance Universe for the Franklin Genomic Advancements ETF included the Fund and all retail and institutional health/biotechnology funds and exchange-traded funds. The Performance Universe for the Franklin Intelligent Machines ETF included the Fund and all retail and institutional science and technology funds and exchange-traded funds. The Board noted that each Fund commenced operations on February 25, 2020 and had less than three years of performance. The Board also noted that each Fund’s annualized total return for the one-year period was above the median of its respective Performance Universe. The Board concluded that each Fund’s performance was satisfactory.

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF and Franklin Liberty Federal Tax-Free Bond ETF – The Performance Universe for the Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF included the Fund and all retail and institutional intermediate municipal debt funds and exchange-traded funds. The Performance Universe for the Franklin Liberty Federal Tax-Free Bond ETF included the Fund and all retail and institutional general and insured municipal debt funds and exchange-traded funds. The Funds commenced operations on August 31, 2017, and thus have been in operation for less than five years. The Board noted that the Funds’ annualized total returns for the one- and three-year periods were above the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was satisfactory.

Franklin Liberty Investment Grade Corporate ETF – The Performance Universe for the Fund included the Fund and all retail and institutional BBB-rated corporate debt funds and exchange-traded funds. The Fund commenced operations on October 3, 2016, and thus has been in operation for less than five years. The Board noted that the Fund’s annualized total return for the one-year period was below the median of its Performance Universe, but its annualized total return for the three-year period was above the median of its Performance

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Universe. The Board concluded that the Fund’s performance was acceptable given its short period of operation.

Franklin Liberty High Yield Corporate ETF and Franklin Liberty Senior Loan ETF – The Performance Universe for the Franklin Liberty High Yield Corporate ETF included the Fund and all retail and institutional high yield funds and exchange-traded funds. The Performance Universe for the Franklin Liberty Senior Loan ETF included the Fund and all retail and institutional loan participation funds and exchange-traded funds. The Funds commenced operations on May 30, 2018, and thus have been in operation for less than three years. The Board noted that the Funds’ annualized total returns for the one-year period were above the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was satisfactory.

Franklin Liberty International Aggregate Bond ETF and Franklin Liberty Systematic Style Premia ETF – The Performance Universe for the Franklin Liberty International Aggregate Bond ETF included the Fund and all retail and institutional international income funds and exchange-traded funds. The Performance Universe for the Franklin Liberty Systematic Style Premia ETF included the Fund and all retail and institutional absolute-return funds and exchange-traded funds. The Franklin Liberty International Aggregate Bond ETF commenced operations on May 30, 2018 and the Franklin Liberty Systematic Style Premia ETF commenced operations on December 18, 2019, and thus have been in operation for less than three years. The Board noted that the Funds’ annualized total returns for the one-year period were below the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was acceptable given their short periods of operation.

Franklin Liberty U.S. Low Volatility ETF – The Performance Universe for the Fund included the Fund and all retail and institutional large-cap core funds and exchange-traded funds. The Fund commenced operations on September 20, 2016, and thus has been in operation for less than five years. The Board noted that the Fund’s annualized total return for the one-year period was below the median of its Performance Universe, but its annualized total return for the three-year period was above the median of its Performance Universe. The Board concluded that the Fund’s performance was acceptable given its short period of operation.

Franklin Liberty U.S. Core Bond ETF – The Performance Universe for the Fund included the Fund and all retail and institutional core bond funds and ETFs. The Fund commenced operations on September 17, 2019, and thus has been in operation for less than three years. The Board noted that the Fund’s annualized total return for the one-year period was below the median of its Performance Universe. The Board concluded that the Fund’s performance was acceptable given its short period of operation.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

Franklin Disruptive Commerce ETF – The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, one other consumer services fund, and one financial services fund. The Board noted that the Management Rate and the actual total expense ratio for the Fund were equal to the medians of its Expense Group. The Board also noted the small size of the Fund’s Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin Genomic Advancements ETF and Franklin Intelligent Machines ETF – The Expense Group for the Franklin Genomic Advancements ETF was comprised of actively managed exchange-traded funds, which included the Fund, one other health/biotechnology fund, and three science and technology funds. The Expense Group for the Franklin Intelligent Machines ETF was comprised of actively managed

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exchange-traded funds, which included the Fund and four other science and technology funds. The Board noted that the Management Rate and actual total expense ratio for each Fund were below the medians of its respective Expense Group. The Board also noted the small size of each Fund’s Expense Group. The Board concluded that the Management Rate charged to each Fund is reasonable.

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF and Franklin Liberty Federal Tax-Free Bond ETF – The Expense Group for the Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF was comprised of actively managed exchange-traded funds, which included the Fund and five other intermediate municipal debt funds. The Expense Group for the Franklin Liberty Federal Tax-Free Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund and four other general and insured municipal debt funds. The Board noted that the Management Rate for each Fund was above the median of its respective Expense Group, but its actual total expense ratio was equal to the median of its respective Expense Group. The Board also noted the small size of the Expense Group for the Franklin Liberty Federal Tax-Free Bond ETF and that each Fund’s actual total expense ratio reflected a fee waiver from management. The Board concluded that the Management Rate charged to each Fund is reasonable.

Franklin Liberty Investment Grade Corporate ETF – The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and four other BBB-rated corporate debt funds. The Board noted that the Management Rate for the Fund was approximately 0.124% above the median of its Expense Group, but its actual total expense ratio was equal to the median of its Expense Group. The Board also noted the small size of the Expense Group and that the Fund’s actual total expense ratio reflected a fee waiver from management. The Board further noted that the Sub-Adviser to the Fund is paid by FAI out of the management fee FAI receives from the Fund. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin Liberty High Yield Corporate ETF – The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and five other high yield funds. The Board noted that the Management Rate for the Fund was approximately five basis points above the median of its Expense Group, but its actual total expense ratio was below the median of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected a fee waiver from management. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin Liberty International Aggregate Bond ETF and Franklin Liberty Senior Loan ETF – The Expense Group for the Franklin Liberty International Aggregate Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund, one other international income fund, and three emerging markets hard currency debt funds. The Expense Group for the Franklin Liberty Senior Loan ETF was comprised of actively managed exchange-traded funds, which included the Fund and four other loan participation funds. The Board noted that the Management Rate and actual total expense ratio for each Fund were below the medians of its respective Expense Group. The Board also noted the small size of each Expense Group and that each Fund’s actual total expense ratio reflected a fee waiver from management. The Board further noted that FAI is paid by FTIML out of the management fee FTIML receives from the Franklin Liberty International Aggregate Bond ETF. The Board concluded that the Management Rates charged to the Funds are reasonable.

Franklin Liberty Systematic Style Premia ETF – The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, one other absolute-return fund, one alternative long/short equity fund, and one alternative multi-strategy fund. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group, and its actual total expense ratio was below the median of its Expense Group. The Board also noted the small size of the Fund’s Expense Group and that the Fund’s actual total expense ratio reflected a fee waiver from management. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin Liberty U.S. Core Bond ETF and Franklin Liberty U.S. Low Volatility ETF – The Expense Group for the Franklin Liberty U.S. Core Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund, three other core bond funds, and four short investment-grade debt funds. The Expense Group for the Franklin Liberty U.S. Low Volatility ETF was comprised of actively managed exchange-traded funds, which included the Fund, one large-cap value fund, and one multi-cap value fund. The Board noted that the Management Rate and actual total expense ratio for each Fund were below the medians of its respective Expense Group. The Board also noted the small size of the Franklin Liberty U.S. Low Volatility ETF’s Expense Group and that each Fund’s actual total expense ratio reflected a fee waiver from management. The Board

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concluded that the Management Rate charged to each Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2020, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board further noted management’s representation that the profitability analysis excluded the impact of the recent acquisition of the Legg Mason companies and that management expects to incorporate the legacy Legg Mason companies into the profitability analysis beginning next year. The Board also noted that PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by each Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.

Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Franklin Liberty Investment Grade Corporate ETF, which operates generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Managers incur across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by a Manager and its affiliates, the Franklin Liberty Intermediate Tax-Free Bond Opportunities ETF’s, Franklin Liberty Federal Tax-Free Bond ETF’s, Franklin Liberty Investment Grade Corporate ETF’s, Franklin Liberty High Yield Corporate ETF’s, Franklin Liberty International Aggregate Bond ETF’s and Franklin Liberty Senior Loan ETF’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows. The Board noted that the Franklin Liberty Intermediate Tax-Free Bond Opportunities ETF and Franklin Liberty Federal Tax-Free Bond ETF commenced operations on August 31, 2017 and that, as of December 31, 2020, each Fund’s net assets were approximately $101 million or less. The Board also noted that as of December 31, 2020, the net assets of the Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Senior Loan ETF and Franklin Liberty Systematic Style Premia ETF were less than approximately $228 million. The Board further noted that the Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF and Franklin Intelligent Machines ETF commenced operations on February 25, 2020 and that, as of December 31, 2020, the net assets of each Fund were approximately $36.1 million or less. The Board recognized that there would not likely be any additional economies of scale for a Fund until the Fund’s assets grow.

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Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Exponential Data ETF

(Fund)

At an in-person meeting held on November 20, 2020 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Management Agreement.

In considering the approval of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) the costs of the services to be provided by the Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of Management Agreement and the terms of the Management Agreement which were explained at the Meeting, noting that the form of Management Agreement was substantially the same as the standard forms of investment management agreement (that include administration services) for the other funds in the Franklin Templeton (FT) family of funds, including other series of the Trust.

In approving the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the proposed Management Agreement are fair and reasonable and that such Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of the Manager to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; the Manager’s experience as the manager of other funds and accounts, including other series of the Trust and other funds in the FT family of funds; the Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Manager; and the Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board also considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of the Manager.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s proposed total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the proposed total expense ratio and, separately, the proposed contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent organization. Broadridge fee and expense

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data is based upon information taken from each fund’s most recent annual report (excluding the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, three other science & technology funds, and one financial services fund. The Board noted that the proposed Management Rate and estimated total expense ratio were below the medians of its Expense Group. The Board concluded that the Management Rate to be charged to the Fund is reasonable. In doing so, the Board noted the Fund’s estimated total expense ratio reflected a fee waiver from management.

Profitability

The Board then noted that the Manager (and its affiliates) could not report any financial results from their relationships with the Fund because the Fund has not yet commenced investment operations, and thus, the Board could not evaluate the Manager’s (or its affiliates’) profitability with respect to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Management Agreement for the Fund for an initial two-year period.

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Liberty U.S. Treasury Bond ETF

(Fund)

At a meeting held on May 14, 2020 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an investment management agreement between Franklin Advisers, Inc. (FAI) and the Trust and an investment sub-advisory agreement between FAI and Franklin Templeton Institutional, LLC (Sub-Adviser), an affiliate of FAI, on behalf of the Fund (each a Management Agreement) for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve each Management Agreement. FAI and the Sub-Adviser are each referred to herein as a Manager.

In considering the approval of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by each Manager; (ii) the costs of the services to be provided by each Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of each Management Agreement and the terms of each Management Agreement which were explained at the Meeting, noting that the form of each Management Agreement was substantially the same as the standard forms of investment management agreement (that include administration services) and investment sub-advisory agreement, as applicable, for the other actively managed exchange-traded funds that are series of the Trust.

In approving each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each proposed Management Agreement are fair and reasonable and that such Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

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Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of each Manager to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; each Manager’s experience as the manager of other funds and accounts, including other series of the Trust and other funds in the FT family of funds; each Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of each Manager; and each Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by each Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board also considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of each Manager.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s proposed total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the proposed total expense ratio and, separately, the proposed contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other funds deemed comparable to and with a similar expense structure as the Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent organization. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report (excluding the Fund), which reflects historical asset levels that may be quite different from those currently existing, particu-

larly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the funds included in the Expense Group.

The Expense Group for the Fund was comprised of institutional funds and actively managed exchange-traded funds, which included the Fund and four general US government funds. The Board noted that the proposed Management Rate was equal to the median of its Expense Group. The Board also noted that the estimated total expense ratio for the Fund was below the median of its Expense Group. The Board concluded that the Management Rate to be charged to the Fund is reasonable. In doing so, the Board noted the Fund’s estimated total expense ratio reflected a fee waiver from management. The Board further noted that the Sub-Adviser to the Fund will be paid by FAI out of the management fee FAI receives from the Fund.

Profitability

The Board then noted that the Managers (and their affiliates) could not report any financial results from their relationships with the Fund because the Fund has not yet commenced investment operations, and thus, the Board could not evaluate the Managers’ (or their affiliates’) profitability with respect to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant, if any, profit for the Managers and/or their affiliates for some time.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved each Management Agreement for the Fund for an initial two-year period.

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Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Liberty Ultra Short Bond ETF

(Fund)

At an in-person meeting held on February 18, 2020 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Management Agreement.

In considering the approval of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) the costs of the services to be provided by the Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of Management Agreement and the terms of the Management Agreement which were explained at the Meeting, noting that the form of Management Agreement was substantially the same as the standard forms of investment management agreement (that include administration services) for the other funds in the Franklin Templeton (FT) family of funds, including other series of the Trust.

In approving the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the proposed Management Agreement are fair and reasonable and that such Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of the Manager to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; the Manager’s experience as the manager of other funds and accounts, including other series of the Trust and other funds in the FT family of funds; the Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Manager; and the Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board also considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of the Manager.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s proposed total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the proposed total expense ratio and, separately, the proposed contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent organization. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report (excluding the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge

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to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and eight other ultra-short obligation funds. The Board noted that the proposed Management Rate was above the median of its respective Expense Group. The Board also noted that the total expense ratio for the Fund was below the median and in the first quintile (least expensive) of its respective Expense Group. The Board concluded that the Management Rate to be charged to the Fund is reasonable. In doing so, the Board noted the Fund’s proposed total expense ratio reflected a fee waiver from management.

Profitability

The Board then noted that the Manager (and its affiliates) could not report any financial results from their relationships with the Fund because the Fund has not yet commenced investment operations, and thus, the Board could not evaluate the Manager’s (or its affiliates’) profitability with respect to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Management Agreement for the Fund for an initial two-year period.

Liquidity Risk Management Program – Non-In-Kind ETFs

Franklin Disruptive Commerce ETF

Franklin Exponential Data ETF

Franklin Genomic Advancements ETF

Franklin Intelligent Machines ETF

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF

Franklin Liberty Federal Tax-Free Bond ETF

Franklin Liberty High Yield Corporate ETF

Franklin Liberty International Aggregate Bond ETF

Franklin Liberty Investment Grade Corporate ETF

Franklin Liberty Systematic Style Premia ETF

Franklin Liberty U.S. Core Bond ETF

Franklin Liberty U.S. Treasury Bond ETF

Franklin Liberty Ultra Short Bond ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the

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LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including (i) the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) its short and long-term cash flow projections; (iii) its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit; (iv) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (v) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

The Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Liquidity Risk Management Program – Senior Loan ETF

Franklin Liberty Senior Loan ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including (i) the

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Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) its short and long-term cash flow projections; (iii) its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit; (iv) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (v) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

The Fund primarily holds investments where the time required to settle a sale of the investment may exceed 7 calendar days and are classified as “Less Liquid Investments”. Less liquid Investments are defined as any investment reasonably expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, but where the sale or disposition is reasonably expected to settle in more than seven calendar days. The Fund established and maintained a HLIM. During the reporting period, the Fund maintained the necessary level of Highly Liquid Investments and did not experience any HLIM shortfalls.

At meetings of the Funds’ Board of Trustees held in May 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Liquidity Risk Management Program – In-Kind ETFs

Franklin Liberty U.S. Low Volatility ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each of the Funds is an exchange-traded fund (“ETF”) that is considered an “In-Kind ETF” under the Liquidity Rule, which means that the Fund satisfies requests for redemption through in-kind transfers of portfolio securities, positions, and other assets, except for a de minimis amount of cash, and publishes its portfolio holdings daily. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. As an In-Kind ETF, the Fund is not required to include in the LRMP policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishing a highly liquid investment minimum (“HLIM”).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line

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of credit. Because the Funds are ETFs, the ILC also considers, as relevant, (1) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (2) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

At meetings of the Funds’ Board of Trustees held in May 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc. Franklin Templeton Investment Management Limited	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2021 Franklin Templeton Investments. All rights reserved.		ETF2 S 11/21

SEMIANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

September 30, 2021

Franklin FTSE Asia ex Japan ETF	Franklin FTSE Japan ETF
Franklin FTSE Australia ETF	Franklin FTSE Japan Hedged ETF
Franklin FTSE Brazil ETF	Franklin FTSE Latin America ETF
Franklin FTSE Canada ETF	Franklin FTSE Mexico ETF
Franklin FTSE China ETF	Franklin FTSE Russia ETF
Franklin FTSE Europe ETF	Franklin FTSE Saudi Arabia ETF
Franklin FTSE Europe Hedged ETF	Franklin FTSE South Africa ETF
Franklin FTSE France ETF	Franklin FTSE South Korea ETF
Franklin FTSE Germany ETF	Franklin FTSE Switzerland ETF
Franklin FTSE Hong Kong ETF	Franklin FTSE Taiwan ETF
Franklin FTSE India ETF	Franklin FTSE United Kingdom ETF
Franklin FTSE Italy ETF

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

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SEMIANNUAL REPORT

Economic and Market Overview

Global developed and emerging market equities, as measured by the FTSE All-World Index, posted gains for the six months ended September 30, 2021. Global equities benefited from the continued progress of vaccination programs for COVID-19, solid economic growth and a rebound in global trade. However, the Chinese government’s imposition of additional restrictions on some businesses pressured Asian and global emerging market stocks. The combination of increased consumer demand and persistent supply chain disruptions contributed to higher inflation in many countries. Additionally, the spread of the highly contagious Delta variant, which caused COVID-19 cases to rise even in some intensively vaccinated areas, pressured global equities during the six-month period.

In the U.S., the economy continued to recover amid declining unemployment, solid wage growth and high business confidence. GDP growth was robust, as strong consumer spending, driven by a surge in consumer demand, supported the economy. A rebound in corporate earnings and the U.S. Senate’s passage of a bipartisan infrastructure bill further bolstered investor sentiment. The U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25% and continued its program of open-ended U.S. Treasury and mortgage bond purchases to help keep markets functioning. In its September 2021 meeting statement, the Fed indicated that it plans to soon reduce its purchases of U.S. Treasury and mortgage-backed securities but declined to provide a timetable. The Fed also maintained that it views inflation as partially transitory, and that further employment progress was needed before the Fed would consider raising the range for the federal funds target rate.

The eurozone economy showed signs of recovery, as quarter-over-quarter GDP increased in the second quarter of 2021 after contracting for the previous two quarters. Most of the eurozone’s largest economies posted improving growth rates, as increased vaccination rates helped consumer activity return to pre-pandemic levels. The fastest rate of business activity growth in more than a decade also helped European developed market equities, as measured by the FTSE Developed Europe Index, to advance during the six months under review. However, in September 2021, the annual inflation rate in the eurozone reached the highest level in 13 years, and the prospect of energy shortages as winter approaches tempered investor optimism.

Asian developed and emerging market equities, as measured by the FTSE Asia Pacific Index, declined during the six-month period. Although China continued to grow, its economy was pressured by higher commodity prices, increased fuel costs and production disruption caused by government-mandated suspensions of power use. Asian equity markets experienced heightened volatility due to inflation concerns and rising COVID-19 infection rates in some countries. Unexpected regulatory changes by the Chinese government, which negatively impacted education- and technology-related businesses, and concerns about a large property developer’s solvency pressured Asian stocks late in the six-month period.

Global emerging market stocks, as measured by the FTSE Emerging Index, also declined during the six months under review. Higher COVID-19 cases in some countries, limited vaccine rollouts and concerns about rising interest rates and elevated inflation dampened investor enthusiasm in global emerging market equities. Investor concerns that problems in China’s highly indebted property development sector could affect other emerging markets further hurt returns.

The foregoing information reflects our analysis and opinions as of September 30, 2021. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

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Franklin FTSE Asia ex Japan ETF

This semiannual report for Franklin FTSE Asia ex Japan ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan RIC Capped Index (the FTSE Asia ex Japan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Asia ex Japan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -6.95% based on market price and -5.64% based on net asset value. In comparison, the FTSE Asia ex Japan Capped Index posted a -5.18% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Semiconductors & Semiconductor Equipment	10.2%
Banks	9.7%
Interactive Media & Services	7.0%
Internet & Direct Marketing Retail	7.0%
Technology Hardware, Storage & Peripherals	6.2%
Insurance	4.5%
Automobiles	3.5%
Oil, Gas & Consumable Fuels	3.4%
Real Estate Management & Development	3.1%
Electronic Equipment, Instruments & Components	3.0%

the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Asia ex Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Asia ex Japan Capped Index is based on the FTSE Asia ex Japan Index and is designed to measure the performance of large- and mid-capitalization stocks from developed and emerging Asian countries, excluding Japan. The Chinese constituents in the FTSE Asia ex Japan Capped Index are represented by H-shares, B-shares, A-shares, N-shares, Red Chips, P-Chips and S-Chips.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 119.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	7.0%
Tencent Holdings Ltd. Interactive Media & Services, China	5.0%
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	4.8%
Alibaba Group Holding Ltd. Internet & Direct Marketing Retail, China	3.6%
AIA Group Ltd. Insurance, Hong Kong	2.0%
Meituan Dianping, 144A Internet & Direct Marketing Retail, China	1.7%
Reliance Industries Ltd. Oil, Gas & Consumable Fuels, India	1.6%
Infosys Ltd. IT Services, India	1.1%
Hong Kong Exchanges and Clearing Ltd. Capital Markets, Hong Kong	1.1%
China Construction Bank Corp., A, H Banks, China	1.0%

Top 10 Countries

9/30/21

% of Total Net Assets
China	36.4%
Taiwan	16.6%
India	15.1%
South Korea	14.2%
Hong Kong	8.1%
Singapore	2.9%
Thailand	2.2%
Malaysia	1.8%
Indonesia	1.5%
Philippines	0.9%

Thank you for your participation in Franklin FTSE Asia ex Japan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-5.64%	-6.95%	-5.64%	-6.95%
1-Year	+15.45%	+14.00%	+15.45%	+14.00%
3-Year	+30.46%	+29.58%	+9.27%	+9.02%
Since Inception (2/6/18)	+21.60%	+20.84%	+5.51%	+5.33%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN FTSE ASIA EX JAPAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.107678

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of issuers in Asian countries involve risks that are specific to Asia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$943.60	$0.93	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Australia ETF

This semiannual report for Franklin FTSE Australia ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia RIC Capped Index (the FTSE Australia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Australia Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +1.90% based on market price and +3.86% based on net asset value. In comparison, the FTSE Australia Capped Index posted a +3.91% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Banks	25.6%
Metals & Mining	14.6%
Biotechnology	7.4%
Equity Real Estate Investment Trusts (REITs)	6.4%
Capital Markets	4.8%
Food & Staples Retailing	4.6%
Multiline Retail	3.6%
Transportation Infrastructure	3.6%
Oil, Gas & Consumable Fuels	3.3%
Hotels, Restaurants & Leisure	3.3%

Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Australia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Australia Capped Index is based on the FTSE Australia Index and is designed to measure the performance of Australian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 156.

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FRANKLIN FTSE AUSTRALIA ETF

Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
Commonwealth Bank of Australia Banks, Australia	10.2%
CSL Ltd. Biotechnology, Australia	7.4%
BHP Group Ltd. Metals & Mining, Australia	6.1%
Westpac Banking Corp. Banks, Australia	5.3%
National Australia Bank Ltd. Banks, Australia	5.1%
Australia & New Zealand Banking Group Ltd. Banks, Australia	4.4%
Wesfarmers Ltd. Multiline Retail, Australia	3.5%
Macquarie Group Ltd. Capital Markets, Australia	3.3%
Woolworths Group Ltd. Food & Staples Retailing, Australia	2.8%
Goodman Group Equity Real Estate Investment Trusts (REITs), Australia	2.2%

Thank you for your participation in Franklin FTSE Australia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	9

FRANKLIN FTSE AUSTRALIA ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+3.86%	+1.90%	+3.86%	+1.90%
1-Year	+31.80%	+28.86%	+31.80%	+28.86%
3-Year	+31.48%	+30.26%	+9.55%	+9.21%
Since Inception (11/2/17)	+34.04%	+31.79%	+7.78%	+7.32%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 11 for Performance Summary footnotes.

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FRANKLIN FTSE AUSTRALIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.523552

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Australian issuers involve risks that are specific to Australia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE AUSTRALIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,038.60	$0.46	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

12	Semiannual Report	franklintempleton.com

Franklin FTSE Brazil ETF

This semiannual report for Franklin FTSE Brazil ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil RIC Capped Index (the FTSE Brazil Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Brazil Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -1.92% based on market price and -1.43% based on net asset value. In comparison, the FTSE Brazil Capped Index posted a -1.32% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Banks	17.2%
Metals & Mining	17.1%
Oil, Gas & Consumable Fuels	13.9%
Electric Utilities	5.5%
Health Care Providers & Services	4.5%
Capital Markets	4.5%
Multiline Retail	3.4%
Food Products	3.3%
Road & Rail	3.0%
Beverages	3.0%

may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Brazil Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Brazil Capped Index is based on the FTSE Brazil Index and is designed to measure the performance of Brazilian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 160.

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FRANKLIN FTSE BRAZIL ETF

Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
Vale SA Metals & Mining, Brazil	13.3%
Petroleo Brasileiro SA Oil, Gas & Consumable Fuels, Brazil	6.7%
Itau Unibanco Holding SA Banks, Brazil	6.1%
Petroleo Brasileiro SA Oil, Gas & Consumable Fuels, Brazil	4.6%
Banco Bradesco SA Banks, Brazil	4.3%
B3 SA – Brasil Bolsa Balcao Capital Markets, Brazil	3.4%
Ambev SA Beverages, Brazil	3.0%
WEG SA Electrical Equipment, Brazil	2.6%
Itausa SA Banks, Brazil	2.2%
Natura & Co. Holding SA Personal Products, Brazil	1.9%

Thank you for your participation in Franklin FTSE Brazil ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE BRAZIL ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-1.43%	-1.92%	-1.43%	-1.92%
1-Year	+21.46%	+20.24%	+21.46%	+20.24%
3-Year	+4.14%	+5.26%	+1.36%	+1.72%
Since Inception (11/3/17)	-6.92%	-7.08%	-1.82%	-1.86%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 16 for Performance Summary footnotes.

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FRANKLIN FTSE BRAZIL ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.408162

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sector, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates and political unrest. Investments in securities of Brazilian issuers involve risks that are specific to Brazil, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE BRAZIL ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$985.70	$0.95	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Semiannual Report	17

Franklin FTSE Canada ETF

This semiannual report for Franklin FTSE Canada ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada RIC Capped Index (the FTSE Canada Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Canada Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +7.89% based on market price and +7.85% based on net asset value. In comparison, the FTSE Canada Capped Index posted a +7.76% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 20.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Banks	29.0%
Oil, Gas & Consumable Fuels	14.5%
IT Services	10.4%
Insurance	7.5%
Road & Rail	6.8%
Metals & Mining	6.0%
Capital Markets	4.6%
Food & Staples Retailing	3.7%
Chemicals	2.3%
Commercial Services & Supplies	2.0%

Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Canada Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Canada Capped Index is based on the FTSE Canada Index and is designed to measure the performance of Canadian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 164.

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FRANKLIN FTSE CANADA ETF

Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
Shopify Inc., A IT Services, Canada	9.3%
Royal Bank of Canada Banks, Canada	8.6%
The Toronto-Dominion Bank Banks, Canada	7.3%
Enbridge Inc. Oil, Gas & Consumable Fuels, Canada	4.9%
The Bank of Nova Scotia Banks, Canada	4.6%
Brookfield Asset Management Inc., A Capital Markets, Canada	4.4%
Canadian National Railway Co. Road & Rail, Canada	4.2%
Bank of Montreal Banks, Canada	3.9%
Canadian Imperial Bank of Commerce Banks, Canada	3.0%
TC Energy Corp. Oil, Gas & Consumable Fuels, Canada	2.9%

Thank you for your participation in Franklin FTSE Canada ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	19

FRANKLIN FTSE CANADA ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+7.85%	+7.89%	+7.85%	+7.89%
1-Year	+35.40%	+35.38%	+35.40%	+35.38%
3-Year	+40.08%	+40.44%	+11.89%	+11.99%
Since Inception (11/2/17)	+42.33%	+42.81%	+9.45%	+9.54%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

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FRANKLIN FTSE CANADA ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.238872

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Canadian issuers involve risks that are specific to Canada, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	21

FRANKLIN FTSE CANADA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,078.50	$0.47	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

22	Semiannual Report	franklintempleton.com

Franklin FTSE China ETF

This semiannual report for Franklin FTSE China ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE China RIC Capped Index (the FTSE China Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE China Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -17.09% based on market price and -15.98% based on net asset value. In comparison, the FTSE China Capped Index posted a -15.98% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 25.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE China Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Internet & Direct Marketing Retail	18.6%
Interactive Media & Services	16.0%
Banks	9.3%
Automobiles	5.5%
Real Estate Management & Development	3.7%
Insurance	3.3%
Life Sciences Tools & Services	2.8%
Beverages	2.6%
Textiles, Apparel & Luxury Goods	2.5%
Capital Markets	2.2%

their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE China Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE China Capped Index is based on the FTSE China Index and is designed to measure the performance of Chinese large- and mid-capitalization stocks, as represented by H-shares, B-shares, A-shares, N-shares, Red Chips, P-Chips and S-Chips.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 167.

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FRANKLIN FTSE CHINA ETF

Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
Tencent Holdings Ltd. Interactive Media & Services, China	13.4%
Alibaba Group Holding Ltd. Internet & Direct Marketing Retail, China	9.8%
Meituan Dianping, 144A Internet & Direct Marketing Retail, China	4.6%
China Construction Bank Corp., H Banks, China	2.5%
WuXi Biologics (Cayman) Inc., 144A Life Sciences Tools & Services, China	2.0%
NIO Inc., ADR Automobiles, China	1.7%
JD.com Inc., A Internet & Direct Marketing Retail, China	1.7%
Industrial and Commercial Bank of China Ltd., H Banks, China	1.7%
Baidu Inc., ADR Interactive Media & Services, China	1.6%
Ping An Insurance Group Co. of China Ltd., H Insurance, China	1.5%

Thank you for your participation in Franklin FTSE China ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

24	Semiannual Report	franklintempleton.com

FRANKLIN FTSE CHINA ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-15.98%	-17.09%	-15.98%	-17.09%
1-Year	-6.57%	-7.54%	-6.57%	-7.54%
3-Year	+20.45%	+20.78%	+6.40%	+6.50%
Since Inception (11/2/17)	+12.39%	+12.26%	+3.03%	+3.00%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 26 for Performance Summary footnotes.

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FRANKLIN FTSE CHINA ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.024514

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. China may be subject to considerable degrees of economic, political and social instability. Investments in securities of Chinese issuers involve risks that are specific to China, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

26	Semiannual Report	franklintempleton.com

FRANKLIN FTSE CHINA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$840.20	$0.88	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Semiannual Report	27

Franklin FTSE Europe ETF

This semiannual report for Franklin FTSE Europe ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Index (the FTSE Developed Europe Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +5.83% based on market price and +5.95% based on net asset value. In comparison, the FTSE Developed Europe Capped Index posted a +5.85% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 30.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Pharmaceuticals	9.8%
Banks	7.3%
Insurance	4.9%
Oil, Gas & Consumable Fuels	4.6%
Textiles, Apparel & Luxury Goods	4.5%
Food Products	4.2%
Chemicals	3.8%
Semiconductors & Semiconductor Equipment	3.6%
Machinery	3.1%
Capital Markets	2.7%

the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Developed Europe Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Index is based on the FTSE Developed Europe Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 189.

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FRANKLIN FTSE EUROPE ETF

Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA Food Products, Switzerland	3.0%
ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	2.6%
Roche Holding AG, Non-Voting Pharmaceuticals, Switzerland	2.3%
AstraZeneca PLC Pharmaceuticals, United Kingdom	1.7%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods, France	1.6%
Novartis AG Pharmaceuticals, Switzerland	1.5%
Novo Nordisk AS, B Pharmaceuticals, Denmark	1.4%
SAP SE Software, Germany	1.3%
Unilever PLC Personal Products, United Kingdom	1.2%
Siemens AG Industrial Conglomerates, Germany	1.1%

Top 10 Countries

9/30/21

% of Total Net Assets
United Kingdom	19.5%
France	15.9%
Switzerland	15.1%
Germany	13.7%
Netherlands	9.1%
Sweden	5.7%
Denmark	3.9%
Spain	3.8%
Italy	3.4%
Finland	2.2%

Thank you for your participation in Franklin FTSE Europe ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	29

FRANKLIN FTSE EUROPE ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+5.95%	+5.83%	+5.95%	+5.83%
1-Year	+27.60%	+27.72%	+27.60%	+27.72%
3-Year	+26.62%	+26.81%	+8.19%	+8.24%
Since Inception (11/2/17)	+25.86%	+25.83%	+6.06%	+6.05%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 31 for Performance Summary footnotes.

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FRANKLIN FTSE EUROPE ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.650603

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of issuers in European countries involve risks that are specific to Europe, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE EUROPE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,059.50	$0.46	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

32	Semiannual Report	franklintempleton.com

Franklin FTSE Europe Hedged ETF

This semiannual report for Franklin FTSE Europe Hedged ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Hedged to USD Index (the FTSE Developed Europe Capped Hedged Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Hedged Index and in depositary receipts representing such securities, including indirectly through Franklin FTSE Europe ETF (Underlying Fund).

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +7.05% based on market price and +7.65% based on net asset value. In comparison, the FTSE Developed Europe Capped Hedged Index posted a +7.57% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 35.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Capped Hedged Index. We seek to achieve, over

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Pharmaceuticals	9.8%
Banks	7.3%
Insurance	4.9%
Oil, Gas & Consumable Fuels	4.6%
Textiles, Apparel & Luxury Goods	4.5%
Food Products	4.2%
Chemicals	3.8%
Semiconductors & Semiconductor Equipment	3.6%
Machinery	3.1%
Capital Markets	2.7%

time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. We intend to enter into monthly foreign currency forward contracts and/or currency futures contracts designed to offset the Fund’s

1. The FTSE Developed Europe Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Hedged Index is based on the FTSE Developed Europe Hedged to USD Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries. The FTSE Developed Europe Capped Hedged Index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the FTSE Developed Europe Capped Hedged Index.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 203.

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FRANKLIN FTSE EUROPE HEDGED ETF

Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA Food Products, Switzerland	3.0%
ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	2.6%
Roche Holding AG Pharmaceuticals, Switzerland	2.2%
AstraZeneca PLC Pharmaceuticals, United Kingdom	1.7%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods, France	1.6%
Novartis AG Pharmaceuticals, Switzerland	1.5%
Novo Nordisk AS, B Pharmaceuticals, Denmark	1.4%
SAP SE Software, Germany	1.3%
Unilever PLC Personal Products, United Kingdom	1.2%
Siemens AG Industrial Conglomerates, Germany	1.1%

exposure to the component currencies, in order to replicate the hedge impact incorporated in the calculation of the Underlying Index. The Fund’s exposure to foreign currency forward contracts and currency futures contracts is based on the aggregate exposure of the Fund to the component currencies. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Top 10 Countries

9/30/21

% of Total Net Assets
United Kingdom	19.5%
France	15.8%
Switzerland	15.3%
Germany	13.7%
Netherlands	9.2%
Sweden	5.7%
Denmark	3.9%
Spain	3.8%
Italy	3.4%
Finland	2.2%

Thank you for your participation in Franklin FTSE Europe Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

34	Semiannual Report	franklintempleton.com

FRANKLIN FTSE EUROPE HEDGED ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+7.65%	+7.05%	+7.65%	+7.05%
1-Year	+28.37%	+28.09%	+28.37%	+28.09%
3-Year	+32.21%	+32.76%	+9.75%	+9.91%
Since Inception (11/2/17)	+34.37%	+34.54%	+7.85%	+7.88%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 36 for Performance Summary footnotes.

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FRANKLIN FTSE EUROPE HEDGED ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.145441

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of issuers in European countries involve risks that are specific to Europe, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. While the Fund’s currency hedging approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the currencies. The return of the currency-related derivatives will not perfectly offset the actual fluctuations between the currencies and the U.S. dollar. The Fund’s exposure to the currencies may not be hedged at all times. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

36	Semiannual Report	franklintempleton.com

FRANKLIN FTSE EUROPE HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,076.50	$0.47	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Semiannual Report	37

Franklin FTSE France ETF

This semiannual report for Franklin FTSE France ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE France RIC Capped Index (the FTSE France Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE France Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +6.82% based on market price and +6.98% based on net asset value. In comparison, the FTSE France Capped Index posted a +6.64% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 40.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE France Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Textiles, Apparel & Luxury Goods	18.1%
Aerospace & Defense	7.1%
Electrical Equipment	6.4%
Oil, Gas & Consumable Fuels	6.3%
Banks	6.1%
Pharmaceuticals	5.9%
Personal Products	5.4%
Chemicals	4.5%
IT Services	3.8%
Construction & Engineering	3.8%

Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE France Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE France Capped Index is based on the FTSE France Index and is designed to measure the performance of French large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 218.

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FRANKLIN FTSE FRANCE ETF

Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods, France	9.8%
TotalEnergies SE Oil, Gas & Consumable Fuels, France	6.3%
Sanofi Pharmaceuticals, France	5.7%
L’Oreal SA Personal Products, France	5.4%
Schneider Electric SE Electrical Equipment, France	4.8%
Air Liquide SA Chemicals, France	4.1%
Airbus SE Aerospace & Defense, France	4.0%
BNP Paribas SA Banks, France	3.8%
EssilorLuxottica SA Textiles, Apparel & Luxury Goods, France	3.1%
AXA SA Insurance, France	2.9%

Thank you for your participation in Franklin FTSE France ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE FRANCE ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+6.98%	+6.82%	+6.98%	+6.82%
1-Year	+33.26%	+33.17%	+33.26%	+33.17%
3-Year	+24.84%	+24.97%	+7.68%	+7.71%
Since Inception (11/2/17)	+28.87%	+28.93%	+6.70%	+6.72%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 41 for Performance Summary footnotes.

40	Semiannual Report	franklintempleton.com

FRANKLIN FTSE FRANCE ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.363865

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of French issuers involve risks that are specific to France, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	41

FRANKLIN FTSE FRANCE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,069.80	$0.47	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

42	Semiannual Report	franklintempleton.com

Franklin FTSE Germany ETF

This semiannual report for Franklin FTSE Germany ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany RIC Capped Index (the FTSE Germany Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Germany Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +0.53% based on market price and +0.62% based on net asset value. In comparison, the FTSE Germany Capped Index posted a +0.39% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 45.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Automobiles	11.1%
Software	10.1%
Insurance	9.1%
Industrial Conglomerates	8.1%
Chemicals	7.5%
Pharmaceuticals	5.2%
Diversified Telecommunication Services	4.6%
Textiles, Apparel & Luxury Goods	4.5%
Real Estate Management & Development	4.3%
Air Freight & Logistics	3.9%

Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Germany Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Germany Capped Index is based on the FTSE Germany Index and is designed to measure the performance of German large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 221.

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FRANKLIN FTSE GERMANY ETF

Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
SAP SE Software, Germany	9.5%
Siemens AG Industrial Conglomerates, Germany	7.8%
Allianz SE Insurance, Germany	5.9%
Daimler AG Automobiles, Germany	4.7%
BASF SE Chemicals, Germany	4.4%
Deutsche Telekom AG Diversified Telecommunication Services, Germany	4.1%
Deutsche Post AG Air Freight & Logistics, Germany	3.9%
adidas AG Textiles, Apparel & Luxury Goods, Germany	3.8%
Infineon Technologies AG Semiconductors & Semiconductor Equipment, Germany	3.4%
Bayer AG Pharmaceuticals, Germany	3.4%

Thank you for your participation in Franklin FTSE Germany ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

44	Semiannual Report	franklintempleton.com

FRANKLIN FTSE GERMANY ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+0.62%	+0.53%	+0.62%	+0.53%
1-Year	+16.81%	+16.50%	+16.81%	+16.50%
3-Year	+20.94%	+21.17%	+6.54%	+6.61%
Since Inception (11/2/17)	+10.84%	+10.76%	+2.67%	+2.65%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 46 for Performance Summary footnotes.

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FRANKLIN FTSE GERMANY ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.428858

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of German issuers involve risks that are specific to Germany, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

46	Semiannual Report	franklintempleton.com

FRANKLIN FTSE GERMANY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,006.20	$0.45	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Semiannual Report	47

Franklin FTSE Hong Kong ETF

This semiannual report for Franklin FTSE Hong Kong ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Hong Kong RIC Capped Index (the FTSE Hong Kong Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Hong Kong Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -8.67% based on market price and -7.70% based on net asset value. In comparison, the FTSE Hong Kong Capped Index posted a -7.74% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 50.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Hong Kong Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Insurance	20.2%
Real Estate Management & Development	15.5%
Capital Markets	14.3%
Industrial Conglomerates	5.5%
Electric Utilities	4.9%
Banks	4.7%
Machinery	4.5%
Hotels, Restaurants & Leisure	4.2%
Equity Real Estate Investment Trusts (REITs)	3.4%
Food Products	3.1%

in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Hong Kong Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Hong Kong Capped Index is based on the FTSE Hong Kong Index and is designed to measure the performance of Hong Kong large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 225.

48	Semiannual Report	franklintempleton.com

FRANKLIN FTSE HONG KONG ETF

Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
AIA Group Ltd. Insurance, Hong Kong	20.2%
Hong Kong Exchanges and Clearing Ltd. Capital Markets, Hong Kong	14.1%
Techtronic Industries Co. Ltd. Machinery, Hong Kong	4.5%
CK Hutchison Holdings Ltd. Industrial Conglomerates, United Kingdom	3.2%
Sun Hung Kai Properties Ltd. Real Estate Management & Development, Hong Kong	3.2%
Link REIT Equity Real Estate Investment Trusts (REITs), Hong Kong	3.2%
BeiGene Ltd. Biotechnology, China	3.1%
Hong Kong and China Gas Co. Ltd. Gas Utilities, Hong Kong	2.9%
CLP Holdings Ltd. Electric Utilities, Hong Kong	2.9%
Hang Seng Bank Ltd. Banks, Hong Kong	2.2%

Thank you for your participation in Franklin FTSE Hong Kong ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	49

FRANKLIN FTSE HONG KONG ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-7.70%	-8.67%	-7.70%	-8.67%
1-Year	+16.21%	+15.02%	+16.21%	+15.02%
3-Year	+11.74%	+11.30%	+3.77%	+3.63%
Since Inception (11/2/17)	+12.16%	+11.93%	+2.98%	+2.93%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 51 for Performance Summary footnotes.

50	Semiannual Report	franklintempleton.com

FRANKLIN FTSE HONG KONG ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.264326

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Hong Kong issuers involve risks that are specific to Hong Kong, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	51

FRANKLIN FTSE HONG KONG ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$923.00	$0.43	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

52	Semiannual Report	franklintempleton.com

Franklin FTSE India ETF

This semiannual report for Franklin FTSE India ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE India RIC Capped Index (the FTSE India Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE India Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +17.15% based on market price and +18.52% based on net asset value. In comparison, the FTSE India Capped Index posted a +21.15% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 55.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE India Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
IT Services	17.4%
Oil, Gas & Consumable Fuels	13.0%
Thrifts & Mortgage Finance	6.4%
Banks	5.9%
Automobiles	4.5%
Chemicals	4.4%
Pharmaceuticals	4.2%
Metals & Mining	4.1%
Consumer Finance	3.8%
Construction Materials	3.2%

their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE India Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE India Capped Index is based on the FTSE India Index and is designed to measure the performance of Indian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 229.

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FRANKLIN FTSE INDIA ETF

Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
Reliance Industries Ltd. Oil, Gas & Consumable Fuels, India	10.0%
Infosys Ltd. IT Services, India	7.7%
Housing Development Finance Corp. Ltd. Thrifts & Mortgage Finance, India	6.1%
Tata Consultancy Services Ltd. IT Services, India	5.0%
Hindustan Unilever Ltd. Household Products, India	3.1%
Bajaj Finance Ltd. Consumer Finance, India	2.3%
Axis Bank Ltd. Banks, India	2.2%
Bharti Airtel Ltd. Wireless Telecommunication Services, India	2.0%
Asian Paints Ltd. Chemicals, India	1.9%
HCL Technologies Ltd. IT Services, India	1.8%

Thank you for your participation in Franklin FTSE India ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE INDIA ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+18.52%	+17.15%	+18.52%	+17.15%
1-Year	+49.09%	+47.51%	+49.09%	+47.51%
3-Year	+55.36%	+55.06%	+15.82%	+15.75%
Since Inception (2/6/18)	+42.15%	+42.01%	+10.13%	+10.10%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 56 for Performance Summary footnotes.

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FRANKLIN FTSE INDIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.045733

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. There are special risks associated with investments in India, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, and exchange control regulations (including currency blockage). Investments in securities of Indian issuers involve risks that are specific to India, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

56	Semiannual Report	franklintempleton.com

FRANKLIN FTSE INDIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,185.20	$1.04	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Italy ETF

This semiannual report for Franklin FTSE Italy ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Italy RIC Capped Index (the FTSE Italy Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Italy Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +2.23% based on market price and +2.58% based on net asset value. In comparison, the FTSE Italy Capped Index posted a +2.43% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 60.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Italy Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However,

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Banks	20.7%
Electric Utilities	14.4%
Automobiles	13.4%
Oil, Gas & Consumable Fuels	7.1%
Insurance	6.7%
Machinery	5.0%
Gas Utilities	3.9%
IT Services	3.9%
Textiles, Apparel & Luxury Goods	3.1%
Diversified Financial Services	2.9%

under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Italy Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Italy Capped Index is based on the FTSE Italy Index and is designed to measure the performance of Italian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 234.

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FRANKLIN FTSE ITALY ETF

Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
Enel SpA Electric Utilities, Italy	11.8%
Intesa Sanpaolo SpA Banks, Italy	9.6%
Stellantis NV Automobiles, United States	8.0%
Eni SpA Oil, Gas & Consumable Fuels, Italy	7.1%
UniCredit SpA Banks, Italy	6.2%
Ferrari NV Automobiles, Italy	5.5%
Assicurazioni Generali SpA Insurance, Italy	4.8%
CNH Industrial NV Machinery, United Kingdom	3.7%
Moncler SpA Textiles, Apparel & Luxury Goods, Italy	3.1%
Snam SpA Gas Utilities, Italy	3.1%

Thank you for your participation in Franklin FTSE Italy ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE ITALY ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+2.58%	+2.23%	+2.58%	+2.23%
1-Year	+32.40%	+32.03%	+32.40%	+32.03%
3-Year	+26.26%	+26.35%	+8.08%	+8.11%
Since Inception (11/2/17)	+17.04%	+16.86%	+4.11%	+4.07%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 61 for Performance Summary footnotes.

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FRANKLIN FTSE ITALY ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.416084

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Italian issuers involve risks that are specific to Italy, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE ITALY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,025.80	$0.46	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

62	Semiannual Report	franklintempleton.com

Franklin FTSE Japan ETF

This semiannual report for Franklin FTSE Japan ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Index (the FTSE Japan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +2.90% based on market price and +3.81% based on net asset value. In comparison, the FTSE Japan Capped Index posted a +3.87% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 65.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index).

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Automobiles	7.2%
Electronic Equipment, Instruments & Components	5.8%
Pharmaceuticals	5.5%
Machinery	5.2%
Banks	4.7%
Household Durables	4.5%
Chemicals	4.5%
Wireless Telecommunication Services	3.6%
Trading Companies & Distributors	3.5%
Health Care Equipment & Supplies	3.2%

However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Index is based on the FTSE Japan Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 236.

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Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
Toyota Motor Corp. Automobiles, Japan	4.7%
Sony Corp. Household Durables, Japan	2.9%
Keyence Corp. Electronic Equipment, Instruments & Components, Japan	2.3%
Recruit Holdings Co. Ltd. Professional Services, Japan	1.7%
SoftBank Group Corp. Wireless Telecommunication Services, Japan	1.7%
Mitsubishi UFJ Financial Group Inc. Banks, Japan	1.6%
Shin-Etsu Chemical Co. Ltd. Chemicals, Japan	1.4%
Tokyo Electron Ltd. Semiconductors & Semiconductor Equipment, Japan	1.4%
Daikin Industries Ltd. Building Products, Japan	1.2%
KDDI Corp. Wireless Telecommunication Services, Japan	1.2%

FRANKLIN FTSE JAPAN ETF

Thank you for your participation in Franklin FTSE Japan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE JAPAN ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+3.81%	+2.90%	+3.81%	+2.90%
1-Year	+21.66%	+20.53%	+21.66%	+20.53%
3-Year	+23.37%	+22.95%	+7.25%	+7.13%
Since Inception (11/2/17)	+28.07%	+27.64%	+6.53%	+6.44%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 66 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.393526

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Japanese issuers involve risks that are specific to Japan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE JAPAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,038.10	$0.46	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Japan Hedged ETF

This semiannual report for Franklin FTSE Japan Hedged ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Hedged to USD Index (the FTSE Japan Capped Hedged Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Hedged Index and in depositary receipts representing such securities, including indirectly through Franklin FTSE Japan ETF (Underlying Fund).

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +3.98% based on market price and +4.79% based on net asset value. In comparison, the FTSE Japan Capped Hedged Index posted a +4.89% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 70.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Hedged Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation.

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Automobiles	7.2%
Electronic Equipment, Instruments & Components	5.8%
Pharmaceuticals	5.4%
Machinery	5.2%
Banks	4.7%
Household Durables	4.5%
Chemicals	4.5%
Wireless Telecommunication Services	3.6%
Trading Companies & Distributors	3.5%
Health Care Equipment & Supplies	3.2%

Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. We intend to enter into monthly foreign currency forward contracts and/or currency futures contracts designed to offset the Fund’s exposure to the Japanese yen, in order to replicate the hedge impact incorporated in the calculation of the Underlying Index. The Fund’s exposure to foreign currency forward contracts and currency futures contracts is based on

1. The FTSE Japan Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Hedged Index is based on the FTSE Japan Hedged to USD Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks. The FTSE Japan Capped Hedged Index incorporates a hedge against fluctuations of the Japanese yen by reflecting the impact of rolling monthly currency forward contracts on the Japanese yen.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 247.

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FRANKLIN FTSE JAPAN HEDGED ETF

Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
Toyota Motor Corp. Automobiles, Japan	4.7%
Sony Corp. Household Durables, Japan	3.0%
Keyence Corp. Electronic Equipment, Instruments & Components, Japan	2.3%
Recruit Holdings Co. Ltd. Professional Services, Japan	1.7%
SoftBank Group Corp. Wireless Telecommunication Services, Japan	1.7%
Mitsubishi UFJ Financial Group Inc. Banks, Japan	1.6%
Shin-Etsu Chemical Co. Ltd. Chemicals, Japan	1.4%
Tokyo Electron Ltd. Semiconductors & Semiconductor Equipment, Japan	1.4%
Daikin Industries Ltd. Building Products, Japan	1.2%
Hoya Corp. Health Care Equipment & Supplies, Japan	1.2%

the aggregate exposure of the Fund to the Japanese yen. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Thank you for your participation in Franklin FTSE Japan Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE JAPAN HEDGED ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+4.79%	+3.98%	+4.79%	+3.98%
1-Year	+28.67%	+27.43%	+28.67%	+27.43%
3-Year	+25.15%	+24.65%	+7.77%	+7.62%
Since Inception (11/2/17)	+31.46%	+31.17%	+7.25%	+7.19%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 71 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN HEDGED ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Japanese issuers involve risks that are specific to Japan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. While the Fund’s currency hedging approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the currencies. The return of currency-related derivatives will not perfectly offset the actual fluctuations between the currencies and the U.S. dollar. The Fund’s exposure to the currencies may not be hedged at all times. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE JAPAN HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,047.90	$0.46	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Latin America ETF

This semiannual report for Franklin FTSE Latin America ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Latin America RIC Capped Index (the FTSE Latin America Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Latin America Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -0.85% based on market price and -0.67% based on net asset value. In comparison, the FTSE Latin America Capped Index posted a -0.60% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 75.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Latin America Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Banks	18.4%
Metals & Mining	13.7%
Oil, Gas & Consumable Fuels	10.3%
Beverages	5.9%
Food & Staples Retailing	4.7%
Electric Utilities	4.6%
Wireless Telecommunication Services	4.6%
Food Products	3.7%
Capital Markets	3.0%
Health Care Providers & Services	2.9%

closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Latin America Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Latin America Capped Index is based on the FTSE Latin America Index and is designed to measure the performance of Latin American large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 258.

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FRANKLIN FTSE LATIN AMERICA ETF

Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
Vale SA Metals & Mining, Brazil	8.8%
Petroleo Brasileiro SA Oil, Gas & Consumable Fuels, Brazil	7.5%
Itau Unibanco Holding SA Banks, Brazil	4.5%
America Movil SAB de CV, L Wireless Telecommunication Services, Mexico	4.2%
Banco Bradesco SA Banks, Brazil	3.6%
Grupo Financiero Banorte SAB de CV Banks, Mexico	3.0%
Wal-Mart de Mexico SAB de CV, V Food & Staples Retailing, Mexico	2.8%
Fomento Economico Mexicano SAB de CV Beverages, Mexico	2.5%
B3 SA – Brasil Bolsa Balcao Capital Markets, Brazil	2.3%
Grupo Mexico SAB de CV, B Metals & Mining, Mexico	2.0%

Thank you for your participation in Franklin FTSE Latin America ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Country Composition

9/30/21

% of Total Net Assets
Brazil	63.8%
Mexico	25.9%
Chile	6.3%
Colombia	2.7%
United States	1.0%

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FRANKLIN FTSE LATIN AMERICA ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-0.67%	-0.85%	-0.67%	-0.85%
1-Year	+27.19%	+26.23%	+27.19%	+26.23%
Since Inception (10/9/18)	-9.60%	-9.29%	-3.33%	-3.23%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 76 for Performance Summary footnotes.

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FRANKLIN FTSE LATIN AMERICA ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.306940

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of issuers in Latin American countries involve risks that are specific to Latin America, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE LATIN AMERICA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$993.30	$0.95	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Mexico ETF

This semiannual report for Franklin FTSE Mexico ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico RIC Capped Index (the FTSE Mexico Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Mexico Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +9.94% based on market price and +10.80% based on net asset value. In comparison, the FTSE Mexico Capped Index posted a +10.69% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 80.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Banks	16.3%
Beverages	14.5%
Wireless Telecommunication Services	13.3%
Food & Staples Retailing	9.2%
Transportation Infrastructure	8.8%
Metals & Mining	8.2%
Food Products	6.4%
Construction Materials	5.4%
Media	3.9%
Equity Real Estate Investment Trusts (REITs)	3.2%

may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Mexico Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Mexico Capped Index is based on the FTSE Mexico Index and is designed to measure the performance of Mexican large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 264.

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Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
America Movil SAB de CV, L Wireless Telecommunication Services, Mexico	13.3%
Grupo Financiero Banorte SAB de CV Banks, Mexico	9.8%
Wal-Mart de Mexico SAB de CV, V Food & Staples Retailing, Mexico	9.2%
Fomento Economico Mexicano SAB de CV Beverages, Mexico	8.5%
Grupo Mexico SAB de CV, B Metals & Mining, Mexico	6.9%
Cemex SAB de CV Construction Materials, Mexico	4.4%
Grupo Bimbo SAB de CV, A Food Products, Mexico	3.8%
Grupo Elektra SAB de CV Banks, Mexico	3.1%
Grupo Televisa SAB Media, Mexico	3.1%
Grupo Aeroportuario del Sureste SAB de CV, B Transportation Infrastructure, Mexico	3.1%

FRANKLIN FTSE MEXICO ETF

Thank you for your participation in Franklin FTSE Mexico ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE MEXICO ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+10.80%	+9.94%	+10.80%	+9.94%
1-Year	+49.57%	+48.77%	+49.57%	+48.77%
3-Year	+0.48%	-0.02%	+0.16%	-0.01%
Since Inception (11/3/17)	+6.15%	+5.71%	+1.54%	+1.43%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 81 for Performance Summary footnotes.

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FRANKLIN FTSE MEXICO ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.255220

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risk related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in Mexican issuers involve risks that are specific to Mexico, including certain legal, regulatory, political, currency, security and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE MEXICO ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,108.00	$1.00	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Russia ETF

This semiannual report for Franklin FTSE Russia ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Russia RIC Capped Index (the FTSE Russia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Russia Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +23.85% based on market price and +24.56% based on net asset value. In comparison, the FTSE Russia Capped Index posted a +24.41% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 85.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Russia Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index).

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Oil, Gas & Consumable Fuels	49.0%
Banks	20.7%
Metals & Mining	15.2%
Electric Utilities	3.3%
Wireless Telecommunication Services	3.1%
Food & Staples Retailing	2.9%
Capital Markets	2.2%
Chemicals	1.6%
Diversified Telecommunication Services	0.8%
Airlines	0.6%

However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Russia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Russia Capped Index is based on the FTSE Russia Index and is designed to measure the performance of Russian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 266.

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FRANKLIN FTSE RUSSIA ETF

Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
Gazprom PJSC Oil, Gas & Consumable Fuels, Russia	19.1%
Sberbank of Russia PJSC Banks, Russia	17.6%
LUKOIL PJSC Oil, Gas & Consumable Fuels, Russia	13.4%
NovaTek PJSC Oil, Gas & Consumable Fuels, Russia	4.4%
Rosneft PJSC Oil, Gas & Consumable Fuels, Russia	3.2%
MMC Norilsk Nickel PJSC Metals & Mining, Russia	3.1%
Tatneft PAO Oil, Gas & Consumable Fuels, Russia	3.0%
Magnit PJSC Food & Staples Retailing, Russia	2.9%
Mobile TeleSystems PJSC Wireless Telecommunication Services, Russia	2.4%
VTB Bank PJSC Banks, Russia	2.3%

Thank you for your participation in Franklin FTSE Russia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE RUSSIA ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+24.56%	+23.85%	+24.56%	+23.85%
1-Year	+65.13%	+64.11%	+65.13%	+64.11%
3-Year	+65.64%	+65.65%	+18.32%	+18.32%
Since Inception (2/6/18)	+64.59%	+64.05%	+14.64%	+14.54%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 86 for Performance Summary footnotes.

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FRANKLIN FTSE RUSSIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.218402

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Russian issuers involve significant risks that are specific to Russia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE RUSSIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,245.60	$1.07	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Saudi Arabia ETF

This semiannual report for Franklin FTSE Saudi Arabia ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Saudi Arabia RIC Capped Index (the FTSE Saudi Arabia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Saudi Arabia Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +17.46% based on market price and +18.65% based on net asset value. In comparison, the FTSE Saudi Arabia Capped Index posted a +18.82% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 90.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Saudi Arabia Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Banks	42.1%
Chemicals	19.3%
Oil, Gas & Consumable Fuels	9.0%
Diversified Telecommunication Services	5.7%
Metals & Mining	4.4%
Food Products	2.8%
Health Care Providers & Services	2.7%
Electric Utilities	2.2%
Construction Materials	2.1%
Wireless Telecommunication Services	1.9%

the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Saudi Arabia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Saudi Arabia Capped Index is based on the FTSE Saudi Arabia Index and is designed to measure the performance of Saudi Arabian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 268.

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Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
Al-Rajhi Bank Banks, Saudi Arabia	13.2%
National Commercial Bank Banks, Saudi Arabia	12.0%
Saudi Aramco, 144A Oil, Gas & Consumable Fuels, Saudi Arabia	8.4%
Saudi Basic Industries Corp. Chemicals, Saudi Arabia	7.9%
Saudi Telecom Co. Diversified Telecommunication Services, Saudi Arabia	5.7%
Riyad Bank Banks, Saudi Arabia	4.4%
Saudi Arabian Mining Co. Metals & Mining, Saudi Arabia	4.4%
Saudi British Bank Banks, Saudi Arabia	3.7%
Saudi Arabian Fertilizer Co. Chemicals, Saudi Arabia	3.4%
Banque Saudi Fransi Banks, Saudi Arabia	2.6%

Thank you for your participation in Franklin FTSE Saudi Arabia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SAUDI ARABIA ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+18.65%	+17.46%	+18.65%	+17.46%
1-Year	+45.26%	+43.47%	+45.26%	+43.47%
Since Inception (10/9/18)	+53.75%	+53.32%	+15.55%	+15.45%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 91 for Performance Summary footnotes.

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FRANKLIN FTSE SAUDI ARABIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.355109

Total Annual Operating Expenses4

0.39%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Saudi Arabian issuers involve risks that are specific to Saudi Arabia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SAUDI ARABIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,186.50	$2.14	$1,023.11	$1.98	0.39%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE South Africa ETF

This semiannual report for Franklin FTSE South Africa ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE/JSE South Africa RIC Capped Index (the FTSE/JSE South Africa Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE/JSE South Africa Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -2.07% based on market price and -2.19% based on net asset value. In comparison, the FTSE/JSE South Africa Capped Index posted a -2.09% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 95.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE/JSE South Africa Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Metals & Mining	17.0%
Internet & Direct Marketing Retail	12.7%
Banks	12.1%
Diversified Financial Services	9.3%
Wireless Telecommunication Services	8.2%
Food & Staples Retailing	7.9%
Insurance	7.6%
Chemicals	3.8%
Specialty Retail	3.7%
Equity Real Estate Investment Trusts (REITs)	2.6%

the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE/JSE South Africa Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE/JSE South Africa Capped Index is based on the FTSE South Africa Index and is designed to measure the performance of South African large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 270.

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FRANKLIN FTSE SOUTH AFRICA ETF

Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
Naspers Ltd., N Internet & Direct Marketing Retail, South Africa	12.7%
FirstRand Ltd. Diversified Financial Services, South Africa	7.6%
MTN Group Ltd. Wireless Telecommunication Services, South Africa	6.1%
Standard Bank Group Ltd. Banks, South Africa	4.4%
Sasol Ltd. Chemicals, South Africa	3.8%
Capitec Bank Holdings Ltd. Banks, South Africa	3.6%
Impala Platinum Holdings Ltd. Metals & Mining, South Africa	3.4%
Sibanye Stillwater Ltd. Metals & Mining, South Africa	3.2%
Sanlam Ltd. Insurance, South Africa	2.7%
Bid Corp. Ltd. Food & Staples Retailing, South Africa	2.6%

Thank you for your participation in Franklin FTSE South Africa ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SOUTH AFRICA ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-2.19%	-2.07%	-2.19%	-2.07%
1-Year	+35.46%	+36.35%	+35.46%	+36.35%
Since Inception (10/10/18)	+21.84%	+22.43%	+6.87%	+7.04%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 96 for Performance Summary footnotes.

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FRANKLIN FTSE SOUTH AFRICA ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.334851

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of South African issuers involve risks that are specific to South Africa, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SOUTH AFRICA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$978.10	$0.94	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE South Korea ETF

This semiannual report for Franklin FTSE South Korea ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea RIC Capped Index (the FTSE South Korea Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE South Korea Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of -9.11% based on market price and -7.42% based on net asset value. In comparison, the FTSE South Korea Capped Index posted a -7.39% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 100.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index).

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Technology Hardware, Storage & Peripherals	20.1%
Interactive Media & Services	8.5%
Banks	6.8%
Chemicals	6.2%
Electronic Equipment, Instruments & Components	5.6%
Automobiles	5.4%
Semiconductors & Semiconductor Equipment	5.3%
Biotechnology	4.0%
Industrial Conglomerates	3.1%
Metals & Mining	3.0%

However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE South Korea Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE South Korea Capped Index is based on the FTSE South Korea Index and is designed to measure the performance of South Korean large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 273.

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Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	17.2%
SK Hynix Inc. Semiconductors & Semiconductor Equipment, South Korea	5.3%
Naver Corp. Interactive Media & Services, South Korea	5.2%
Samsung SDI Co. Ltd. Electronic Equipment, Instruments & Components, South Korea	3.8%
LG Chem Ltd. Chemicals, South Korea	3.6%
Kakao Corp. Interactive Media & Services, South Korea	3.2%
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	2.8%
Hyundai Motor Co. Automobiles, South Korea	2.8%
Celltrion Inc. Biotechnology, South Korea	2.7%
KB Financial Group Inc. Banks, South Korea	2.1%

FRANKLIN FTSE SOUTH KOREA ETF

Thank you for your participation in Franklin FTSE South Korea ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SOUTH KOREA ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-7.42%	-9.11%	-7.42%	-9.11%
1-Year	+29.73%	+26.38%	+29.73%	+26.38%
3-Year	+29.22%	+29.00%	+8.92%	+8.86%
Since Inception (11/2/17)	+20.43%	+19.57%	+4.87%	+4.68%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 101 for Performance Summary footnotes.

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FRANKLIN FTSE SOUTH KOREA ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.184745

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of South Korean issuers involve risks that are specific to South Korea, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SOUTH KOREA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$925.80	$0.43	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Switzerland ETF

This semiannual report for Franklin FTSE Switzerland ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland RIC Capped Index (the FTSE Switzerland Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Switzerland Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +8.48% based on market price and +8.31% based on net asset value. In comparison, the FTSE Switzerland Capped Index posted a +8.10% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 105.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Pharmaceuticals	27.5%
Food Products	22.1%
Capital Markets	7.7%
Insurance	6.9%
Chemicals	6.1%
Health Care Equipment & Supplies	4.7%
Textiles, Apparel & Luxury Goods	3.9%
Life Sciences Tools & Services	3.9%
Electrical Equipment	3.5%
Machinery	2.2%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Switzerland Capped Index is a free float-adjusted market-capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Switzerland Capped Index is based on the FTSE Switzerland Index and is designed to measure the performance of Swiss large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 278.

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FRANKLIN FTSE SWITZERLAND ETF

Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA Food Products, Switzerland	20.1%
Roche Holding AG Pharmaceuticals, Switzerland	16.3%
Novartis AG Pharmaceuticals, Switzerland	10.8%
Zurich Insurance Group AG Insurance, Switzerland	3.8%
ABB Ltd. Electrical Equipment, Switzerland	3.5%
Lonza Group AG Life Sciences Tools & Services, Switzerland	3.4%
Cie Financiere Richemont SA Textiles, Apparel & Luxury Goods, Switzerland	3.3%
UBS Group AG Capital Markets, Switzerland	3.2%
Sika AG Chemicals, Switzerland	2.8%
Givaudan AG Chemicals, Switzerland	2.6%

Thank you for your participation in Franklin FTSE Switzerland ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SWITZERLAND ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+8.31%	+8.48%	+8.31%	+8.48%
1-Year	+16.83%	+16.44%	+16.83%	+16.44%
3-Year	+46.18%	+46.17%	+13.49%	+13.49%
Since Inception (2/6/18)	+49.12%	+48.53%	+11.58%	+11.46%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 106 for Performance Summary footnotes.

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FRANKLIN FTSE SWITZERLAND ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.663551

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Swiss issuers involve risks that are specific to Switzerland, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

106	Semiannual Report	franklintempleton.com

FRANKLIN FTSE SWITZERLAND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,083.10	$0.47	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Taiwan ETF

This semiannual report for Franklin FTSE Taiwan ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan RIC Capped Index (the FTSE Taiwan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Taiwan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +4.90% based on market price and +6.91% based on net asset value. In comparison, the FTSE Taiwan Capped Index posted a +7.03% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 110.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Semiconductors & Semiconductor Equipment	36.3%
Electronic Equipment, Instruments & Components	12.8%
Banks	10.0%
Technology Hardware, Storage & Peripherals	6.4%
Insurance	6.1%
Chemicals	6.0%
Marine	3.0%
Diversified Financial Services	2.5%
Metals & Mining	1.8%
Diversified Telecommunication Services	1.7%

component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Taiwan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Taiwan Capped Index is based on the FTSE Taiwan Index and is designed to measure the performance of Taiwanese large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 281.

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FRANKLIN FTSE TAIWAN ETF

Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	19.2%
MediaTek Inc. Semiconductors & Semiconductor Equipment, Taiwan	5.5%
Hon Hai Precision Industry Co. Ltd. Electronic Equipment, Instruments & Components, Taiwan	5.2%
United Microelectronics Corp. Semiconductors & Semiconductor Equipment, Taiwan	3.1%
Fubon Financial Holding Co. Ltd. Insurance, Taiwan	2.6%
Formosa Plastics Corp. Chemicals, Taiwan	2.3%
Delta Electronics Inc. Electronic Equipment, Instruments & Components, Taiwan	2.2%
Nan Ya Plastics Corp. Chemicals, Taiwan	2.1%
Cathay Financial Holding Co. Ltd. Insurance, Taiwan	2.0%
China Steel Corp. Metals & Mining, Taiwan	1.8%

Thank you for your participation in Franklin FTSE Taiwan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE TAIWAN ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+6.91%	+4.90%	+6.91%	+4.90%
1-Year	+44.50%	+42.85%	+44.50%	+42.85%
3-Year	+76.04%	+74.91%	+20.75%	+20.49%
Since Inception (11/2/17)	+83.06%	+82.09%	+16.73%	+16.57%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 111 for Performance Summary footnotes.

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FRANKLIN FTSE TAIWAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.052042

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Taiwanese issuers involve risks that are specific to Taiwan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a Fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE TAIWAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,069.10	$0.99	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE United Kingdom ETF

This semiannual report for Franklin FTSE United Kingdom ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK RIC Capped Index (the FTSE UK Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE UK Capped Index and in depositary receipts representing such securities.

Performance Overview

For the six-month period, the Fund posted cumulative total returns of +4.34% based on market price and +5.09% based on net asset value. In comparison, the FTSE UK Capped Index posted a +5.16% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 115.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the

Top 10 Sectors/Industries

9/30/21

% of Total Net Assets
Pharmaceuticals	11.0%
Oil, Gas & Consumable Fuels	10.0%
Metals & Mining	9.4%
Banks	8.5%
Personal Products	5.2%
Insurance	4.4%
Beverages	4.4%
Hotels, Restaurants & Leisure	4.1%
Professional Services	3.8%
Tobacco	3.7%

Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE UK Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE UK Capped Index is based on the FTSE UK Index and is designed to measure the performance of U.K. large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 285.

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FRANKLIN FTSE UNITED KINGDOM ETF

Top 10 Holdings

9/30/21

Company Sector/Industry, Country	% of Total Net Assets
AstraZeneca PLC Pharmaceuticals, United Kingdom	7.0%
Royal Dutch Shell PLC, A, B Oil, Gas & Consumable Fuels, Netherlands	6.5%
Unilever PLC Personal Products, United Kingdom	5.2%
Diageo PLC Beverages, United Kingdom	4.2%
HSBC Holdings PLC Banks, United Kingdom	4.0%
GlaxoSmithKline PLC Pharmaceuticals, United Kingdom	3.5%
BP PLC Oil, Gas & Consumable Fuels, United Kingdom	3.4%
British American Tobacco PLC Tobacco, United Kingdom	3.0%
Rio Tinto PLC Metals & Mining, Australia	2.7%
Glencore PLC Metals & Mining, Switzerland	2.4%

Thank you for your participation in Franklin FTSE United Kingdom ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE UNITED KINGDOM ETF

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/21

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+5.09%	+4.34%	+5.09%	+4.34%
1-Year	+30.83%	+31.12%	+30.83%	+31.12%
3-Year	+9.45%	+9.29%	+3.06%	+3.01%
Since Inception (11/2/17)	+12.47%	+12.21%	+3.05%	+2.99%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 116 for Performance Summary footnotes.

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FRANKLIN FTSE UNITED KINGDOM ETF

PERFORMANCE SUMMARY

Distributions (4/1/21–9/30/21)

Net Investment Income
$0.424523

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of issuers in U.K. countries involve risks that are specific to the U.K., including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE UNITED KINGDOM ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Ending Account Value 9/30/21	Expenses Paid During Period 4/1/21–9/30/21[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,050.90	$0.46	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Asia ex Japan ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31,
		2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$28.60	$18.39		$21.86	$23.63	$23.64

Income from investment operations[b]:

Net investment income[c]	0.38	0.44		0.49	0.51	0.04

Net realized and unrealized gains (losses)	(1.98)	10.21		(3.46)	(1.82)	(0.05)

Total from investment operations	(1.60)	10.65		(2.97)	(1.31)	(0.01)

Less distributions from net investment income	(0.11)	(0.44)		(0.50)	(0.46)	—

Net asset value, end of period	$26.89	$28.60		$18.39	$21.86	$23.63

Total return[d]	(5.64)%	58.16%		(13.88)%	(5.34)%	(0.04)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.19%	0.19%		0.19%	0.19%	0.19%

Expenses net of waiver and payments by affiliates	0.19%	0.19%		0.19%	—%	—%

Net investment income	2.69%	1.78%		2.32%	2.34%	1.06%

Supplemental data

Net assets, end of period (000’s)	$32,271	$34,317		$14,712	$17,488	$9,451

Portfolio turnover rate[f]	4.74% [g]	11.64%	[g]	11.42% [g]	7.11%	0.96%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	4.74%	11.64%	11.42%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin FTSE Asia ex Japan ETF

		Industry	Shares	Value
	Common Stocks and Other Equity Interests 99.5%
	Cambodia 0.0%†
	NagaCorp Ltd.	Hotels, Restaurants & Leisure	6,000	$5,126

	China 36.4%
a	360 DigiTech Inc.	Consumer Finance	594	12,070
a	360 Security Technology Inc., A	Software	300	552
a,b	3SBio Inc., 144A	Biotechnology	5,500	5,405
a	51job Inc., ADR	Professional Services	126	8,761
b	A-Living Services Co. Ltd., 144A	Commercial Services & Supplies	1,500	5,337
	AAC Technologies Holdings Inc.	Electronic Equipment, Instruments & Components	3,000	14,317
	Addsino Co. Ltd., A	Communications Equipment	600	1,401
a	Advanced Micro-Fabrication Equipment Inc. China, A	Semiconductors & Semiconductor Equipment	200	4,704
	AECC Aero-Engine Control Co. Ltd.	Aerospace & Defense	300	1,119
	AECC Aviation Power Co. Ltd., A	Aerospace & Defense	900	7,417
	Agile Group Holdings Ltd.	Real Estate Management & Development	6,000	5,611
	Agricultural Bank of China Ltd., A	Banks	42,600	19,406
	Agricultural Bank of China Ltd., H	Banks	138,000	47,509
	Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	1,659	13,726
a	Air China Ltd., A	Airlines	2,100	2,421
a	Air China Ltd., H	Airlines	8,000	5,292
	Airtac International Group	Machinery	660	20,728
a,b	Akeso Inc., 144A	Biotechnology	2,000	10,996
a	Alibaba Group Holding Ltd.	Internet & Direct Marketing Retail	64,100	1,170,897
a	Alpha Group, A	Leisure Products	300	245
a	Aluminum Corp. of China Ltd., A	Metals & Mining	4,500	5,404
a	Aluminum Corp. of China Ltd., H	Metals & Mining	18,000	13,619
	An Hui Wenergy Co. Ltd.	Independent Power and Renewable Electricity Producers	900	629
	Angang Steel Co. Ltd.	Metals & Mining	1,500	1,118
	Angang Steel Co. Ltd., H	Metals & Mining	6,000	3,700
	Angel Yeast Co. Ltd., A	Food Products	300	2,332
	Anhui Anke Biotechnology Group Co. Ltd.	Biotechnology	432	800
	Anhui Conch Cement Co. Ltd., A	Construction Materials	1,200	7,586
	Anhui Conch Cement Co. Ltd., H	Construction Materials	5,500	29,674
	Anhui Expressway Co. Ltd., A	Transportation Infrastructure	300	309
	Anhui Expressway Co. Ltd., H	Transportation Infrastructure	2,000	1,225
	Anhui Gujing Distillery Co. Ltd., A	Beverages	100	3,696
	Anhui Gujing Distillery Co. Ltd., B	Beverages	600	7,815
	Anhui Xinhua Media Co. Ltd., A	Distributors	300	216
	Anhui Zhongding Sealing Parts Co. Ltd., A	Auto Components	300	681
	Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	5,000	94,288
	Autohome Inc., ADR	Interactive Media & Services	277	13,000
	Avary Holding Shenzhen Co. Ltd., A	Electronic Equipment, Instruments & Components	300	1,549
	Avic Capital Co. Ltd., A	Diversified Financial Services	2,700	1,602
	AVIC Electromechanical Systems Co. Ltd.	Aerospace & Defense	1,500	3,077
	AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	11,000	6,952
	AVICOPTER PLC, A	Aerospace & Defense	300	2,584
b	BAIC Motor Corp. Ltd., 144A	Automobiles	10,500	3,642
a	Baidu Inc., ADR	Interactive Media & Services	1,248	191,880
	Bank of Beijing Co. Ltd., A	Banks	7,200	4,864
	Bank of Changsha Co. Ltd., A	Banks	900	1,155
	Bank of Chengdu Co. Ltd., A	Banks	300	551
	Bank of China Ltd., A	Banks	24,000	11,342
	Bank of China Ltd., H	Banks	343,000	121,609

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Bank of Communications Co. Ltd., A	Banks	12,000	$8,367
	Bank of Communications Co. Ltd., H	Banks	33,000	19,585
	Bank of Guiyang Co. Ltd., A	Banks	900	940
	Bank of Hangzhou Co. Ltd., A	Banks	2,100	4,858
	Bank of Jiangsu Co. Ltd., A	Banks	1,080	974
	Bank of Nanjing Co. Ltd., A	Banks	3,300	4,627
	Bank of Ningbo Co. Ltd., A	Banks	1,800	9,803
	Bank of Qingdao Co. Ltd., A	Banks	300	223
	Bank of Shanghai Co. Ltd., A	Banks	4,580	5,187
a	Bank of Zhengzhou Co. Ltd.	Banks	2,440	1,304
	Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	6,000	8,088
	BBMG Corp., A	Construction Materials	3,600	1,573
	BBMG Corp., H	Construction Materials	12,000	2,050
a	BeiGene Ltd.	Biotechnology	2,700	76,651
	Beijing Capital Co. Ltd., A	Water Utilities	2,400	1,380
	Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	600	485
a	Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	8,000	4,717
	Beijing Dabeinong Technology Group Co. Ltd.	Food Products	900	1,054
a	Beijing E-Hualu Information Technology Co. Ltd., A	Software	300	1,382
	Beijing Enlight Media Co. Ltd.	Entertainment	600	922
	Beijing Enterprises Holdings Ltd.	Gas Utilities	2,500	10,004
	Beijing Jingneng Clean Energy Co. Ltd., H	Independent Power and Renewable Electricity Producers	8,000	2,775
	Beijing Kingsoft Office Software Inc., A	Software	200	8,780
	Beijing New Building Materials PLC	Building Products	600	2,970
a	Beijing Orient National Communication Science &Technology Co. Ltd.	Software	300	424
	Beijing Originwater Technology Co. Ltd.	Commercial Services & Supplies	600	722
a	Beijing Sanju Environmental Protection and New Material Co. Ltd.	Chemicals	600	634
	Beijing Shiji Information Technology Co. Ltd.	Software	600	2,369
a	Beijing Shougang Co. Ltd.	Metals & Mining	1,500	1,701
	Beijing Shunxin Agriculture Co. Ltd., A	Beverages	300	1,643
	Beijing Sinnet Technology Co. Ltd., A	IT Services	600	1,196
	Beijing SL Pharmaceutical Co. Ltd.	Biotechnology	300	463
	Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	340	1,686
a	Beijing Ultrapower Software Co. Ltd.	IT Services	600	537
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A	Biotechnology	100	3,440
	Beijing Yanjing Brewery Co. Ltd.	Beverages	600	609
	Beijing Zhong Ke San Huan High-Tech Co. Ltd.	Electronic Equipment, Instruments & Components	300	486
	Beijing-Shanghai High Speed Railway Co. Ltd.	Road & Rail	3,000	2,213
a,c	Bilibili Inc., ADR	Entertainment	1,125	74,441
b	Blue Moon Group Holdings Ltd., 144A	Household Products	3,000	2,624
	Blue Sail Medical Co. Ltd., A	Health Care Equipment & Supplies	300	836
	Bluefocus Intelligent Communications Group Co. Ltd.	Media	600	522
	Bluestar Adisseo Co., A	Chemicals	300	553
	BOC Hong Kong (Holdings) Ltd.	Banks	16,000	48,300

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	BOC International China Co. Ltd., A	Capital Markets	300	$698
	BOE Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	10,800	8,451
	BOE Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	4,200	1,770
	Bright Dairy & Food Co. Ltd., A	Food Products	300	646
a	Brilliance China Automotive Holdings Ltd.	Automobiles	12,000	5,170
a	BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	300	1,013
b	Budweiser Brewing Co. APAC Ltd., 144A	Beverages	7,500	19,018
	By-health Co. Ltd., A	Personal Products	600	2,625
	BYD Co. Ltd.	Automobiles	600	23,196
	BYD Co. Ltd., H	Automobiles	3,500	109,253
	BYD Electronic International Co. Ltd.	Communications Equipment	3,500	12,342
	C&S Paper Co. Ltd., A	Household Products	300	803
	Caitong Securities Co. Ltd., A	Capital Markets	300	502
	Camel Group Co. Ltd., A	Electrical Equipment	360	678
a,b,d	CanSino Biologics Inc., 144A, Reg S	Pharmaceuticals	400	14,130
a	CanSino Biologics Inc., A	Pharmaceuticals	26	1,365
	CECEP Solar Energy Co. Ltd.	Independent Power and Renewable Electricity Producers	1,200	2,337
	CECEP Wind-Power Corp	Independent Power and Renewable Electricity Producers	600	733
	Central China Securities Co. Ltd., A	Capital Markets	900	671
	Central China Securities Co. Ltd., H	Capital Markets	3,000	547
	CGN Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	2,400	1,253
b	CGN Power Co. Ltd., H, 144A	Independent Power and Renewable Electricity Producers	51,000	15,527
	Changchun High & New Technology Industry Group Inc.	Pharmaceuticals	100	4,256
	Changjiang Securities Co. Ltd.	Capital Markets	1,800	2,134
	Changzhou Xingyu Automotive LightingSystems Co. Ltd., A	Auto Components	100	2,804
	Chaozhou Three-Circle Group Co. Ltd., A	Electronic Equipment, Instruments & Components	600	3,449
	Chengdu Xingrong Environment Co. Ltd., A	Water Utilities	1,200	1,062
	China Aoyuan Group Ltd.	Real Estate Management & Development	6,000	3,168
	China Baoan Group Co. Ltd.	Industrial Conglomerates	900	2,675
	China Cinda Asset Management Co. Ltd., H	Capital Markets	39,000	6,613
	China CITIC Bank Corp. Ltd., A	Banks	3,300	2,332
	China CITIC Bank Corp. Ltd., H	Banks	42,000	18,991
	China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	1,500	2,096
	China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	9,000	6,879
	China Communications Services Corp. Ltd., H	Construction & Engineering	10,000	5,549
	China Conch Venture Holdings Ltd.	Construction & Engineering	7,500	34,732
	China Construction Bank Corp., A	Banks	3,600	3,330
	China Construction Bank Corp., H	Banks	421,000	301,771
a	China COSCO Holdings Co. Ltd., A	Marine	3,600	9,639
	China CSSC Holdings Ltd., A	Machinery	1,400	5,445
b,d	China East Education Holdings Ltd., 144A, Reg S	Diversified Consumer Services	1,500	1,547
a	China Eastern Airlines Corp. Ltd., A	Airlines	3,300	2,408
a	China Eastern Airlines Corp. Ltd., H	Airlines	8,000	3,073
	China Everbright Bank Co. Ltd., A	Banks	12,900	6,776
	China Everbright Bank Co. Ltd., H	Banks	13,000	4,592
	China Evergrande Group	Real Estate Management & Development	9,000	3,411
b,d	China Feihe Ltd., 144A, Reg S	Food Products	12,000	20,255
a	China Fortune Land Development Co. Ltd., A	Real Estate Management & Development	1,540	957
	China Galaxy Securities Co. Ltd., A	Capital Markets	600	974

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	China Galaxy Securities Co. Ltd., H	Capital Markets	16,000	$9,311
	China Great Wall Securities Co. Ltd., A	Capital Markets	600	1,101
	China Greatwall Technology Group Co. Ltd.	Technology Hardware, Storage & Peripherals	900	1,839
	China Hongqiao Group Ltd.	Metals & Mining	9,500	12,228
a,b	China Huarong Asset Management Co. Ltd., 144A	Capital Markets	54,000	—
	China International Capital Corp. Ltd., A	Capital Markets	300	2,660
b	China International Capital Corp. Ltd., H, 144A	Capital Markets	6,500	17,075
	China International Marine Containers (Group) Co. Ltd., H	Machinery	2,100	4,435
	China International Marine Containers Group Co. Ltd.	Machinery	400	1,105
	China Jushi Co. Ltd., A	Construction Materials	1,371	3,734
	China Lesso Group Holdings Ltd.	Building Products	4,000	6,413
	China Life Insurance Co. Ltd., A	Insurance	1,600	7,388
	China Life Insurance Co. Ltd., H	Insurance	34,000	55,818
a,b	China Literature Ltd., 144A	Media	1,800	13,735
a	China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	977	44,805
	China Longyuan Power Group Corp.	Independent Power and Renewable Electricity Producers	15,000	37,073
	China Medical System Holdings Ltd.	Pharmaceuticals	6,000	10,945
	China Meheco Co. Ltd., A	Trading Companies & Distributors	300	525
	China Meidong Auto Holdings Ltd.	Specialty Retail	2,000	10,045
	China Merchants Bank Co. Ltd., A	Banks	6,300	49,246
	China Merchants Bank Co. Ltd., H	Banks	17,000	135,504
	China Merchants Energy Shipping Co. Ltd., A	Oil, Gas & Consumable Fuels	2,880	2,463
	China Merchants Expressway Network & Technology Holdings Co. Ltd.	Transportation Infrastructure	300	350
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	6,000	10,297
	China Merchants Property Operation & Service Co. Ltd., A	Real Estate Management & Development	300	725
b	China Merchants Securities Co. Ltd., 144A	Capital Markets	5,400	8,643
	China Merchants Securities Co. Ltd., A	Capital Markets	2,320	6,585
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	2,400	4,812
	China Minsheng Banking Corp. Ltd., A	Banks	11,700	7,088
	China Minsheng Banking Corp. Ltd., H	Banks	28,500	11,459
	China Molybdenum Co. Ltd., A	Metals & Mining	3,000	2,808
	China Molybdenum Co. Ltd., H	Metals & Mining	18,000	11,214
	China National Building Material Co. Ltd., H	Construction Materials	18,000	24,371
	China National Chemical Engineering Co. Ltd., A	Construction & Engineering	1,800	3,012
	China National Medicines Corp. Ltd., A	Health Care Providers & Services	300	1,363
	China National Nuclear Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	5,000	5,586
	China National Software & Service Co. Ltd., A	Software	300	2,295
a	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd.	Metals & Mining	600	524
	China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	1,200	8,231
	China Oilfield Services Ltd., A	Energy Equipment & Services	600	1,497
	China Oilfield Services Ltd., H	Energy Equipment & Services	8,000	7,636

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	China Orient Securities Co. Ltd., A	Capital Markets	1,800	$4,220
	China Pacific Insurance Group Co. Ltd., A	Insurance	2,100	8,831
	China Pacific Insurance Group Co. Ltd., H	Insurance	11,600	34,496
	China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	10,800	7,463
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	116,000	57,518
	China Railway Group Ltd., A	Construction & Engineering	6,600	5,788
	China Railway Group Ltd., H	Construction & Engineering	17,000	8,473
b,d	China Railway Signal & Communication Corp. Ltd., 144A, Reg S	Electronic Equipment, Instruments & Components	8,000	2,898
	China Railway Signal & Communication Corp. Ltd., A	Electronic Equipment, Instruments & Components	2,000	1,599
	China Reinsurance Group Corp., H	Insurance	28,000	3,165
	China Resources Cement Holdings Ltd.	Construction Materials	10,000	9,647
	China Resources Double Crane Pharmaceutical Co. Ltd., A	Pharmaceuticals	300	544
b	China Resources Mixc Lifestyle Services Ltd., 144A	Real Estate Management & Development	2,600	14,445
b	China Resources Pharmaceutical Group Ltd., 144A	Pharmaceuticals	7,500	3,690
	China Resources Power Holdings Co. Ltd.	Independent Power and Renewable Electricity Producers	8,500	24,513
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	Pharmaceuticals	300	1,315
	China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	2,400	8,426
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	15,000	35,108
	China Shipping Container Lines Co. Ltd., A	Trading Companies & Distributors	2,400	1,450
	China Shipping Development Co. Ltd., A	Oil, Gas & Consumable Fuels	1,500	1,592
	China South Publishing & Media Group Co. Ltd., A	Media	600	833
a	China Southern Airlines Co. Ltd., A	Airlines	4,200	3,761
a	China Southern Airlines Co. Ltd., H	Airlines	6,000	3,391
	China State Construction Engineering Corp. Ltd., A	Construction & Engineering	13,500	10,040
	China Taiping Insurance Holdings Co. Ltd.	Insurance	6,600	10,038
	China Tourism Group Duty Free Corp. Ltd., A	Specialty Retail	600	24,171
b,d	China Tower Corp. Ltd., H, 144A, Reg s	Diversified Telecommunication Services	210,000	27,516
	China TransInfo Technology Co. Ltd.	IT Services	300	687
a	China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	12,000	1,773
	China United Network Communications Ltd., A	Wireless Telecommunication Services	8,700	5,540
	China Vanke Co. Ltd., A	Real Estate Management & Development	3,000	9,905
	China Vanke Co. Ltd., H	Real Estate Management & Development	8,600	23,531
	China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	4,800	16,362
	China Zheshang Bank Co. Ltd., A	Banks	2,100	1,155
	Chinese Universe Publishing and Media Group Co. Ltd., A	Media	300	482
a	Chongqing Brewery Co. Ltd., A	Beverages	200	4,067
	Chongqing Changan Automobile Co. Ltd.	Automobiles	2,100	5,434
	Chongqing Changan Automobile Co. Ltd., B	Automobiles	5,460	3,332

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
a	Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	300	$1,430
	Chongqing Rural Commercial Bank Co. Ltd., A	Banks	1,500	897
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	10,000	3,648
	Chongqing Water Group Co. Ltd., A	Water Utilities	300	283
	Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	400	9,854
	Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	7,800	14,929
	CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	16,000	10,893
a	Cinda Real Estate Co. Ltd., A	Real Estate Management & Development	600	326
a	CITIC Guoan Information Industry Co. Ltd.	Media	600	243
	Citic Pacific Ltd.	Industrial Conglomerates	22,000	23,456
	Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	1,580	5,019
	CITIC Securities Co. Ltd., A	Capital Markets	3,300	12,926
	CITIC Securities Co. Ltd., H	Capital Markets	10,500	26,760
	CMST Development Co. Ltd., A	Air Freight & Logistics	300	268
	CNOOC Energy Technology & Services Ltd.	Energy Equipment & Services	2,100	973
	Contemporary Amperex Technology Co. Ltd.	Electrical Equipment	300	24,437
	COSCO SHIPPING Development Co. Ltd., H	Trading Companies & Distributors	18,000	3,584
	COSCO SHIPPING Energy Transportation Co. Ltd., H	Oil, Gas & Consumable Fuels	6,000	2,944
a	COSCO Shipping Holdings Co. Ltd.	Marine	14,450	22,163
	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	34,000	35,159
	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	8,000	63,201
	CRRC Corp. Ltd., A	Machinery	7,800	7,505
	CRRC Corp. Ltd., H	Machinery	18,000	8,232
b	CSC Financial Co. Ltd., 144A	Capital Markets	4,000	4,486
	CSC Financial Co. Ltd., A	Capital Markets	300	1,436
	CSG Holding Co. Ltd.	Construction Materials	600	931
	CSG Holding Co. Ltd.	Construction Materials	4,601	2,234
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	37,600	45,112
	Daan Gene Co. Ltd.	Biotechnology	512	1,473
a,c	Dada Nexus Ltd., ADR	Internet & Direct Marketing Retail	294	5,892
b	Dali Foods Group Co. Ltd., 144A	Food Products	9,500	5,736
	Datang International Power Generation Co. Ltd., A	Independent Power and Renewable Electricity Producers	2,400	1,335
	Datang International Power Generation Co. Ltd., H	Independent Power and Renewable Electricity Producers	10,000	1,927
	Dawning Information Industry Co. Ltd., A	Technology Hardware, Storage & Peripherals	600	2,493
	DHC Software Co. Ltd.	IT Services	900	1,061
	Dian Diagnostics Group Co. Ltd.	Health Care Providers & Services	300	1,374
a,c	DiDi Global Inc., ADR	Road & Rail	1,400	10,906
	Digital China Information Service Co. Ltd.	IT Services	300	583
a	Do-Fluoride Chemicals Co. Ltd., A	Chemicals	300	2,498
	Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	300	1,628
	Dongfang Electric Corp. Ltd., A	Electrical Equipment	900	2,552
	Dongfang Electric Corp. Ltd., H	Electrical Equipment	1,600	2,647
	Dongfeng Motor Group Co. Ltd., H	Automobiles	12,000	10,713

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Dongguan Development Holdings Co. Ltd., A	Transportation Infrastructure	600	$962
	Dongxing Securities Co. Ltd., A	Capital Markets	600	1,053
	East Group Co. Ltd., A	Electrical Equipment	300	445
	East Money Information Co. Ltd.	Capital Markets	3,240	17,254
	Ecovacs Robotics Co. Ltd., A	Household Durables	200	4,707
	ENN Ecological Holdings Co. Ltd., A	Gas Utilities	900	2,549
	ENN Energy Holdings Ltd.	Gas Utilities	3,400	56,080
a,b	ESR Cayman Ltd., 144A	Real Estate Management & Development	8,400	25,519
	Eternal Asia Supply Chain Management Ltd.	Commercial Services & Supplies	800	861
	Eve Energy Co. Ltd.	Electrical Equipment	580	8,899
b	Everbright Securities Co. Ltd., 144A	Capital Markets	1,200	930
	Everbright Securities Co. Ltd., A	Capital Markets	1,200	2,888
a,b	Evergrande Property Services Group Ltd., 144A	Real Estate Management & Development	18,000	11,839
	Fangda Carbon New Material Co. Ltd.	Electrical Equipment	760	1,195
	Faw Jiefang Group Co. Ltd.	Automobiles	900	1,499
	Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	600	1,640
a	FIH Mobile Ltd.	Electronic Equipment, Instruments & Components	15,000	2,254
	Financial Street Holdings Co. Ltd., A	Real Estate Management & Development	900	837
	First Capital Securities Co. Ltd.	Capital Markets	1,200	1,346
	Flat Glass Group Co Ltd., H	Semiconductors & Semiconductor Equipment	2,000	9,442
	Flat Glass Group Co. Ltd., A	Semiconductors & Semiconductor Equipment	300	2,145
	Focus Media Information Technology Co. Ltd.	Media	4,700	5,331
	Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	442	7,533
	Fosun International Ltd.	Industrial Conglomerates	10,000	12,165
	Founder Securities Co. Ltd., A	Capital Markets	2,600	3,295
	Foxconn Industrial Internet Co. Ltd., A	Electronic Equipment, Instruments & Components	1,200	2,161
	Fu Jian Anjoy Foods Co. Ltd., A	Food Products	100	2,975
	Fujian Funeng Co. Ltd., A	Independent Power and Renewable Electricity Producers	300	848
	Fujian Longking Co. Ltd., A	Machinery	300	400
	Fujian Sunner Development Co. Ltd.	Food Products	300	1,004
	Fuyao Glass Industry Group Co. Ltd., A	Auto Components	600	3,928
b	Fuyao Group Glass Industries Co. Ltd., 144A	Auto Components	2,800	14,981
	Ganfeng Lithium Co. Ltd.	Metals & Mining	400	10,099
b	Ganfeng Lithium Co. Ltd., H, 144A	Metals & Mining	800	14,223
a	GCL System Integration Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	1,200	762
	GD Power Development Co. Ltd., A	Independent Power and Renewable Electricity Producers	6,300	3,172
a,c	GDS Holdings Ltd., ADR	IT Services	519	29,381
	GEM Co. Ltd.	Metals & Mining	1,500	2,598
	Gemdale Corp., A	Real Estate Management & Development	1,500	2,603
a	Genscript Biotech Corp.	Life Sciences Tools & Services	5,000	19,269
	GF Securities Co. Ltd.	Capital Markets	1,900	6,170
	GF Securities Co. Ltd., H	Capital Markets	7,000	12,211
	Gigadevice Semiconductor Beijing Inc., A	Semiconductors & Semiconductor Equipment	240	5,392
	Ginlong Technologies Co. Ltd., A	Electrical Equipment	100	3,750
	Glarun Technology Co. Ltd., A	Communications Equipment	600	1,272
	GoerTek Inc.	Electronic Equipment, Instruments & Components	1,200	8,014
a	GOME Retail Holdings Ltd.	Specialty Retail	63,000	5,908
	Gongniu Group Co. Ltd., A	Electrical Equipment	100	2,529

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
a	Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	600	$337
	Great Wall Motor Co. Ltd., A	Automobiles	1,100	8,965
	Great Wall Motor Co. Ltd., H	Automobiles	14,000	51,614
	Greattown Holdings Ltd., A	Real Estate Management & Development	300	166
	Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	2,205	1,606
	Greentown China Holdings Ltd.	Real Estate Management & Development	3,500	5,296
	GRG Banking Equipment Co. Ltd.	Technology Hardware, Storage & Peripherals	600	912
a,c	GSX Techedu Inc., ADR	Diversified Consumer Services	637	1,956
	Guangdong Baolihua New Energy Stock Co. Ltd.	Independent Power and Renewable Electricity Producers	900	950
	Guangdong Electric Power Development Co. Ltd., B	Independent Power and Renewable Electricity Producers	2,700	916
a	Guangdong Golden Dragon Development Inc.	Capital Markets	300	711
	Guangdong Haid Group Co. Ltd.	Food Products	500	5,222
a	Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	600	791
	Guangdong Kinlong Hardware Products Co. Ltd.	Building Products	100	2,128
a	Guangdong LY Intelligent Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	2,400	2,402
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	Household Durables	300	854
a	Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	1,800	2,421
a	Guangshen Railway Co. Ltd., A	Road & Rail	2,700	983
a	Guangshen Railway Co. Ltd., H	Road & Rail	6,000	1,110
	Guangxi Guiguan Electric Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	900	1,054
	Guangxi Liugong Machinery Co. Ltd.	Machinery	400	488
	Guangxi Wuzhou Zhongheng Group Co. Ltd., A	Pharmaceuticals	1,500	751
	Guangzhou Automobile Group Co. Ltd., A	Automobiles	900	2,103
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	14,000	12,373
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	300	1,384
	Guangzhou Baiyunshan Pharmceutical Holdings Co. Ltd.	Pharmaceuticals	900	2,282
	Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	600	952
	Guangzhou Kingmed Diagnostics Group Co. Ltd.	Health Care Providers & Services	100	1,587
	Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	7,200	5,531
	Guangzhou Shiyuan Electronic Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	100	1,214
	Guangzhou TInc.i Materials Technology Co. Ltd.	Chemicals	310	7,307
	Guangzhou Zhujiang Brewery Co. Ltd.	Beverages	300	416
	Guizhou Panjiang Refined Coal Co. Ltd., A	Oil, Gas & Consumable Fuels	600	878
a	Guizhou Xinbang Pharmaceutical Co. Ltd.	Pharmaceuticals	300	357
	Guolian Securities Co. Ltd., A	Capital Markets	600	1,234
	Guosen Securities Co. Ltd.	Capital Markets	1,400	2,564
a	Guosheng Financial Holding Inc.	Electrical Equipment	300	425
a,b	Guotai Junan Securities Co. Ltd., 144A	Capital Markets	3,600	5,189
	Guotai Junan Securities Co. Ltd., A	Capital Markets	2,400	6,630
a	Guoxuan High-Tech Co. Ltd.	Electrical Equipment	400	2,943
	Guoyuan Securities Co. Ltd.	Capital Markets	1,620	1,945
b,d	Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	4,200	16,051
	Haier Smart Home Co. Ltd., A	Household Durables	2,100	8,509
	Haier Smart Home Co. Ltd., H	Household Durables	10,200	35,967
	Haisco Pharmaceutical Group Co. Ltd.	Pharmaceuticals	300	855
	Haitian International Holdings Ltd.	Machinery	3,000	9,268
	Haitong Securities Co. Ltd., A	Capital Markets	3,300	6,207
	Haitong Securities Co. Ltd., H	Capital Markets	15,600	14,288

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Han’s Laser Technology Industry Group Co. Ltd., A	Machinery	300	$1,758
a	Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	300	1,277
	Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	600	409
	Hangzhou First Applied Material Co. Ltd., A	Semiconductors & Semiconductor Equipment	160	3,143
	Hangzhou Oxygen Plant Group Co. Ltd.	Machinery	300	1,315
	Hangzhou Robam Appliances Co. Ltd., A	Household Durables	300	1,571
	Hangzhou Shunwang Technology Co. Ltd.	Entertainment	300	571
	Hangzhou Silan Microelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	300	2,654
	Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	300	8,088
b,d	Hangzhou Tigermed Consulting Co. Ltd., H, 144A, Reg s	Life Sciences Tools & Services	600	12,771
b	Hansoh Pharmaceutical Group Co. Ltd., 144A	Pharmaceuticals	5,000	12,717
	Hefei Meiya Optoelectronic Technology Inc.	Machinery	300	1,768
	Heilongjiang Agriculture Co. Ltd., A	Food Products	600	1,408
	Hello Group Inc., ADR	Interactive Media & Services	696	7,364
	Henan Shuanghui Investment & Development Co. Ltd.	Food Products	1,000	4,207
	Hengan International Group Co. Ltd.	Personal Products	3,000	16,070
	Hengdian Group DMEGC Magnetics Co. Ltd.	Electronic Equipment, Instruments & Components	600	1,222
	Hengli Petrochemical Co. Ltd., A	Chemicals	1,060	4,277
a	HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	12,000	3,561
	Hengyi Petrochemical Co. Ltd., A	Chemicals	900	1,604
	Hesteel Co. Ltd.	Metals & Mining	2,100	905
	Hithink RoyalFlush Information Network Co. Ltd., A	Capital Markets	200	3,715
a	Holitech Technology Co. Ltd.	Electronic Equipment, Instruments & Components	600	316
	Hongfa Technology Co. Ltd., A	Electrical Equipment	300	2,900
	Hongta Securities Co. Ltd., A	Capital Markets	780	1,426
	Hopson Development Holdings Ltd.	Real Estate Management & Development	2,700	9,607
	Hoshine Silicon Industry Co. Ltd., A	Chemicals	200	5,562
a,b,d	Hua Hong Semiconductor Ltd., 144A, Reg S	Semiconductors & Semiconductor Equipment	2,000	10,379
	Huaan Securities Co. Ltd., A	Capital Markets	780	648
	Huadian Power International Corp. Ltd., A	Independent Power and Renewable Electricity Producers	2,900	2,125
	Huadian Power International Corp. Ltd., H	Independent Power and Renewable Electricity Producers	8,000	3,319
	Huadong Medicine Co. Ltd., A	Health Care Providers & Services	600	2,759
	Huafa Industrial Co. Ltd. Zhuhai, A	Real Estate Management & Development	600	534
	Huafon Chemical Co. Ltd.	Chemicals	1,200	2,263
	Huagong Tech Co. Ltd.	Electronic Equipment, Instruments & Components	300	1,358
	Huaibei Mining Holdings Co. Ltd., A	Metals & Mining	900	2,117
	Hualan Biological Engineering Inc.	Biotechnology	300	1,297
	Huaneng Power International Inc., A	Independent Power and Renewable Electricity Producers	2,800	3,588
	Huaneng Power International Inc., H	Independent Power and Renewable Electricity Producers	20,000	10,765
	Huapont Life Sciences Co. Ltd.	Chemicals	900	968
b	Huatai Securities Co. Ltd., 144A	Capital Markets	7,000	10,808
	Huatai Securities Co. Ltd., A	Capital Markets	2,300	6,055
	Huaxi Securities Co. Ltd.	Capital Markets	600	894
	Huaxia Bank Co. Ltd., A	Banks	5,100	4,401

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Huaxin Cement Co. Ltd., A	Construction Materials	300	$951
	Huaxin Cement Co. Ltd., B	Construction Materials	1,500	2,760
	Huayu Automotive Systems Co. Ltd.	Auto Components	900	3,182
	Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	2,100	1,090
	Hubei Energy Group Co. Ltd.	Independent Power and Renewable Electricity Producers	1,200	1,116
	Hubei Xinyangfeng Fertilizer Co. Ltd.	Chemicals	600	1,645
	Huizhou Desay Sv Automotive Co. Ltd.	Household Durables	200	2,606
	Humanwell Healthcare Group Co. Ltd., A	Pharmaceuticals	600	1,874
a	Hunan Gold Corp. Ltd.	Metals & Mining	300	542
	Hunan Valin Steel Co. Ltd., A	Metals & Mining	2,100	2,157
	Hundsun Technologies Inc., A	Software	420	3,728
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia	Oil, Gas & Consumable Fuels	300	706
b	Hygeia Healthcare Holdings Co. Ltd., 144A	Health Care Providers & Services	1,200	8,956
	Hytera Communications Corp. Ltd., A	Communications Equipment	300	260
a	I-Mab, ADR	Biotechnology	108	7,829
	Iflytek Co. Ltd.	Software	700	5,738
	IInner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	1,800	1,146
	Industrial and Commercial Bank of China Ltd.	Banks	25,200	18,195
	Industrial and Commercial Bank of China Ltd., H	Banks	355,000	197,459
	Industrial Bank Co. Ltd., A	Banks	6,600	18,714
	Industrial Securities Co. Ltd., A	Capital Markets	2,100	3,202
	Ingenic Semiconductor Co. Ltd., A	Semiconductors & Semiconductor Equipment	100	1,991
	Inmyshow Digital Technology Group Co. Ltd.	Media	600	758
a	Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	13,200	6,483
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A	Chemicals	2,400	2,127
	Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	1,900	11,099
	Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	4,800	4,166
a,b	Innovent Biologics Inc., 144A	Biotechnology	6,000	58,191
	Inspur Electronic Information Industry Co. Ltd.	Technology Hardware, Storage & Peripherals	624	2,757
	Intco Medical Technology Co. Ltd.	Health Care Equipment & Supplies	150	1,363
a	Iqiyi Inc., ADR	Entertainment	1,373	11,025
	JA Solar Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	600	6,131
	Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	200	1,815
	Jason Furniture Hangzhou Co. Ltd., A	Household Durables	200	1,859
a,b	JD Health International Inc., 144A	Internet & Direct Marketing Retail	3,300	31,836
a	JD.com Inc., A	Internet & Direct Marketing Retail	5,700	207,362
	Jiajiayue Group Co. Ltd., A	Food & Staples Retailing	300	699
	Jiangsu Changjiang Electronics Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	600	2,981
	Jiangsu Eastern Shenghong Co. Ltd.	Chemicals	900	3,921
	Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	300	405
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	6,000	6,081
	Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	396	5,190
	Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	2,032	15,815
	Jiangsu King’s Luck Brewery JSC Ltd	Beverages	300	2,106
	Jiangsu Linyang Energy Co. Ltd., A	Electrical Equipment	900	1,729

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	500	$12,866
	Jiangsu Yangnong Chemical Co. Ltd., A	Chemicals	100	1,625
	Jiangsu Yoke Technology Co. Ltd., A	Chemicals	300	3,549
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	Health Care Equipment & Supplies	300	1,507
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd.	Banks	300	264
	Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	1,500	1,034
	Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	900	1,269
	Jiangxi Copper Co. Ltd., A	Metals & Mining	600	2,274
	Jiangxi Copper Co. Ltd., H	Metals & Mining	5,000	9,031
	Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	600	877
	Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	300	783
	Jinduicheng Molybdenum Co. Ltd., A	Metals & Mining	900	1,049
	Jinke Properties Group Co. Ltd.	Real Estate Management & Development	2,100	1,679
	Jinke Smart Services Group Co. Ltd., H	Real Estate Management & Development	600	3,368
a,b,d	Jinxin Fertility Group Ltd., 144A, Reg S	Health Care Providers & Services	6,500	9,686
	JiuGui Liquor Co. Ltd., A	Beverages	100	3,838
b	Jiumaojiu International Holdings Ltd., 144A	Hotels, Restaurants & Leisure	3,000	9,076
	Jizhong Energy Resources Co. Ltd., A	Oil, Gas & Consumable Fuels	900	1,258
	JoInc.are Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	600	1,058
	Joinn Laboratories China Co. Ltd., A	Life Sciences Tools & Services	100	2,448
b	Joinn Laboratories China Co. Ltd., H, 144A	Life Sciences Tools & Services	200	2,708
	Jointo Energy Investment Co. Ltd.	Independent Power and Renewable Electricity Producers	300	269
	Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	300	720
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	300	1,480
	Joyoung Co. Ltd.	Household Durables	300	1,010
	JOYY Inc., ADR	Interactive Media & Services	237	12,995
	Juewei Food Co. Ltd., A	Food Products	100	991
	Kaishan Group Co. Ltd., A	Machinery	300	838
a	KE Holdings Inc., ADR	Real Estate Management & Development	1,056	19,283
	Kerry Logistics Network Ltd.	Air Freight & Logistics	2,500	5,350
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	3,500	15,848
a	Kingdee International Software Group Co. Ltd.	Software	12,000	40,156
	Kingfa Sci & Tech Co. Ltd., A	Chemicals	900	2,046
a,c	Kingsoft Cloud Holdings Ltd., ADR	IT Services	421	11,923
	Kingsoft Corp. Ltd.	Software	3,800	15,157
a,b	Kuaishou Technology, 144A, B	Interactive Media & Services	7,000	74,364
a	Kuang-Chi Technologies Co. Ltd.	Auto Components	600	2,088
	Kunlun Tech Co. Ltd.	Entertainment	300	788
	Kweichow Moutai Co. Ltd., A	Beverages	400	113,418
	KWG Group Holdings Ltd.	Real Estate Management & Development	6,000	5,865
d	KWG Living Group Holdings Ltd., Reg S	Real Estate Management & Development	4,000	2,960
	Lakala Payment Co. Ltd., A	IT Services	300	1,150
	Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	900	3,056
	Laobaixing Pharmacy Chain JSC	Food & Staples Retailing	100	725
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	6,000	4,416

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
b	Legend Holdings Corp., 144A	Technology Hardware, Storage & Peripherals	2,300	$4,461
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	34,000	36,557
	Lens Technology Co. Ltd.	Electronic Equipment, Instruments & Components	1,500	4,862
	Leo Group Co. Ltd.	Media	1,800	700
	Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	600	2,494
	Leyard Optoelectronic Co. Ltd.	Electronic Equipment, Instruments & Components	1,200	1,926
a	Li Auto Inc., ADR	Automobiles	1,851	48,663
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	9,500	110,015
	LianChuang Electronic Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	300	768
	Lianhe Chemical Technology Co. Ltd.	Chemicals	300	860
	Liaoning Cheng Da Co. Ltd., A	Distributors	600	2,296
	Liaoning Port Co. Ltd., A	Transportation Infrastructure	5,700	1,599
	Liuzhou Iron & Steel Co. Ltd., A	Metals & Mining	300	298
	Livzon Pharmaceutical Group Inc.	Pharmaceuticals	300	1,804
	Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	700	2,572
	Logan Group Co. Ltd.	Real Estate Management & Development	5,000	5,228
	Lomon Billions Group Co. Ltd.	Chemicals	800	3,559
b,d	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	8,250	38,046
	LONGi Green Energy Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	1,680	21,470
	Luenmei Quantum Co. Ltd., A	Water Utilities	600	869
a	Lufax Holding Ltd., ADR	Consumer Finance	2,516	17,562
	Luxi Chemical Group Co. Ltd., A	Chemicals	600	1,748
	Luxshare Precision Industry Co. Ltd., A	Electronic Equipment, Instruments & Components	2,295	12,698
a,b	Luye Pharma Group Ltd., 144A	Pharmaceuticals	8,000	4,183
	Luzhou Laojiao Co. Ltd., A	Beverages	500	17,166
	Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	1,500	1,150
	Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	4,000	1,824
	Mango Excellent Media Co. Ltd.	Entertainment	540	3,647
	Maxscend Microelectronics Co. Ltd., A	Electronic Equipment, Instruments & Components	80	4,363
a	Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	1,320	1,518
a,b	Meituan Dianping, 144A	Internet & Direct Marketing Retail	17,500	554,360
	Metallurgical Corp. of China Ltd.	Construction & Engineering	13,000	4,008
	Metallurgical Corp. of China Ltd., A	Construction & Engineering	4,800	3,235
	Microport Scientific Corp.	Health Care Equipment & Supplies	2,200	12,406
	Ming Yuan Cloud Group Holdings Ltd.	Software	3,000	10,405
	MINISO Group Holding Ltd., ADR	Multiline Retail	312	4,755
	Minth Group Ltd.	Auto Components	3,000	10,251
a	MMG Ltd.	Metals & Mining	12,000	5,072
	Montage Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	415	3,820
a	Montnets Rongxin Technology Group Co. Ltd.	Software	300	836
	Muyuan Foods Co. Ltd.	Food Products	1,596	12,834
	NanJi E-Commerce Co. Ltd.	Media	600	614
	Nanjing Hanrui Cobalt Co. Ltd., A	Metals & Mining	100	1,161
	Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	1,200	740
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	Pharmaceuticals	300	1,673
	Nanjing Securities Co. Ltd., A	Capital Markets	900	1,389
	Nanyang Topsec Technologies Group Inc., A	Electrical Equipment	600	1,487
	Nari Technology Development Co. Ltd., A	Electrical Equipment	1,800	10,015
a	National Silicon Industry Group Co. Ltd., A	Semiconductors & Semiconductor Equipment	500	2,220
	NAURA Technology Group Co. Ltd., A	Semiconductors & Semiconductor Equipment	200	11,332
a	NavInfo Co. Ltd.	Household Durables	600	1,024
	NetEase Inc.	Entertainment	6,600	111,489
	New China Life Insurance Co. Ltd., A	Insurance	600	3,733
	New China Life Insurance Co. Ltd., H	Insurance	4,200	12,409
a	New Hope Liuhe Co. Ltd.	Food Products	1,500	3,430

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
a	New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	6,768	$13,874
	Newland Digital Technology Co. Ltd.	Software	300	714
	Nexteer Automotive Group Ltd.	Auto Components	4,000	4,131
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	7,000	8,623
	Ninestar Corp.	Technology Hardware, Storage & Peripherals	300	1,736
	Ningbo Joyson Electronic Corp.	Auto Components	400	1,081
	Ningbo Sanxing Medical Electric Co. Ltd., A	Electrical Equipment	300	764
	Ningbo Tuopu Group Co. Ltd., A	Auto Components	300	1,694
	Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	3,300	2,020
	Ningxia Baofeng Energy Group Co. Ltd., A	Chemicals	900	2,242
a	NIO Inc., ADR	Automobiles	5,838	208,008
	North Huajin Chemical Industries Co. Ltd.	Chemicals	1,200	1,302
a	North Industries Group Red Arrow Co. Ltd., A	Machinery	300	879
	Northeast Securities Co. Ltd.	Capital Markets	600	802
	NSFOCUS Information Technology Co. Ltd.	Software	300	837
a	Oceanwide Holdings Co. Ltd.	Diversified Financial Services	600	186
a	Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	600	1,008
	Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	1,500	1,113
	OFILM Group Co. Ltd.	Electronic Equipment, Instruments & Components	600	781
a	OneConnect Financial Technology Co. Ltd., ADR	Software	562	2,304
	Oppein Home Group Inc., A	Household Durables	100	2,028
	ORG Technology Co. Ltd.	Containers & Packaging	600	593
b	Orient Securities Co. Ltd. of China, 144A	Capital Markets	3,200	3,124
	Oriental Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	600	1,265
a	Ourpalm Co. Ltd.	Entertainment	1,200	701
	Ovctek China Inc., A	Health Care Equipment & Supplies	300	3,796
a	Pangang Group Vanadium Titanium & Resources Co. Ltd., A	Metals & Mining	2,100	1,559
	People.cn Co. Ltd.	Media	600	1,224
	Perfect World Co. Ltd.	Entertainment	300	701
	PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	94,000	44,557
	Pharmaron Beijing Co. Ltd., A	Life Sciences Tools & Services	100	3,338
b,d	Pharmaron Beijing Co. Ltd., H, 144A, Reg s	Life Sciences Tools & Services	600	14,359
	PICC Property and Casualty Co. Ltd., H	Insurance	30,000	29,096
a	Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	1,671	151,510
	Ping An Bank Co. Ltd., A	Banks	6,300	17,502
a,b,d	Ping An Healthcare and Technology Co. Ltd., 144A, Reg S	Health Care Technology	1,700	11,050
	Ping An Insurance Group Co. of China Ltd., A	Insurance	3,500	26,226
	Ping An Insurance Group Co. of China Ltd., H	Insurance	27,000	184,690
	Pingdingshan Tianan Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	900	1,779
	Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	3,900	8,478
	Poly Property Services Co. Ltd., H	Real Estate Management & Development	600	3,576
b	Pop Mart International Group Ltd., 144A	Specialty Retail	2,000	13,681
b	Postal Savings Bank of China Co. Ltd., 144A	Banks	42,000	29,026
	Power Construction Corp. of China Ltd.	Construction & Engineering	3,300	4,331
	Proya Cosmetics Co. Ltd.	Personal Products	100	2,688
	Qingdao Port International Co. Ltd., A	Transportation Infrastructure	300	270
	Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	300	1,190
	Qinhuangdao Port Co. Ltd., A	Transportation Infrastructure	600	271
	Raytron Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	200	2,718
a,b	Red Star Macalline Group Corp. Ltd., 144A	Real Estate Management & Development	3,000	1,746
a	Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	320	465
a,b	Remegen Co. Ltd., H, 144A	Biotechnology	500	6,333

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	900	$672
a	RLX Technology Inc., ADR	Tobacco	3,279	14,821
	Rongsheng Petro Chemical Co. Ltd.	Chemicals	1,050	3,059
	SAIC Motor Corp Ltd	Automobiles	3,000	8,869
	Sanan Optoelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	1,500	7,365
	Sangfor Technologies Inc.	Software	100	3,635
	Sansteel Minguang Co. Ltd.	Metals & Mining	600	812
	Sany Heavy Industry Co. Ltd., A	Machinery	2,700	10,643
	SDIC Capital Co. Ltd., A	Capital Markets	912	1,244
	SDIC Power Holdings Co. Ltd., A	Independent Power and Renewable Electricity Producers	2,400	4,485
	Sealand Securities Co. Ltd.	Capital Markets	1,080	688
	Seazen Group Ltd.	Real Estate Management & Development	8,000	6,402
	Seazen Holdings Co. Ltd., A	Real Estate Management & Development	700	4,043
	SF Holding Co. Ltd.	Air Freight & Logistics	900	9,113
	SG Micro Corp., A	Semiconductors & Semiconductor Equipment	100	5,155
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	2,400	5,504
	Shaanxi International Trust Co. Ltd.	Capital Markets	600	304
	Shandong Chenming Paper Holdings Ltd., A	Paper & Forest Products	600	747
	Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	3,000	1,634
	Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	2,500	1,436
	Shandong Denghai Seeds Co. Ltd.	Food Products	300	959
b	Shandong Gold Mining Co. Ltd., 144A	Metals & Mining	3,000	5,310
	Shandong Gold Mining Co. Ltd., A	Metals & Mining	1,320	4,011
	Shandong Hi-speed Co. Ltd., A	Transportation Infrastructure	900	773
	Shandong Himile Mechanical Science & Technology Co. Ltd.	Machinery	300	1,183
	Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	600	3,061
	Shandong Humon Smelting Co. Ltd.	Metals & Mining	300	551
	Shandong Linglong Tyre Co. Ltd., A	Auto Components	300	1,639
	Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	4,200	2,844
	Shandong Pharmaceutical Glass Co. Ltd., A	Health Care Equipment & Supplies	300	1,385
	Shandong Publishing & Media Co. Ltd., A	Media	600	567
	Shandong Sun Paper Industry JSC Ltd., A	Paper & Forest Products	600	1,112
	Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	12,000	21,458
a	Shanghai 2345 Network Holding Group Co. Ltd.	Software	900	283
	Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	300	325
	Shanghai Bailian Group Co. Ltd.	Food & Staples Retailing	600	1,341
	Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	1,200	1,094
	Shanghai Bairun Investment Holding Group Co. Ltd.	Beverages	280	3,232
	Shanghai Baosight Software Co. Ltd., A	Software	300	3,068
	Shanghai Baosight Software Co. Ltd., B	Software	1,740	6,515
	Shanghai Construction Group Co. Ltd., A	Construction & Engineering	2,100	1,334
	Shanghai Dazhong Public Utilities Group Co. Ltd., A	Gas Utilities	600	385
	Shanghai Electric Group Co. Ltd., A	Electrical Equipment	3,300	2,659
	Shanghai Electric Group Co. Ltd., H	Electrical Equipment	12,000	3,761

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Shanghai Electric Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	300	$575
	Shanghai Environment Group Co. Ltd., A	Commercial Services & Supplies	300	611
	Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	600	4,862
	Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	2,500	12,862
	Shanghai Huayi Group Co. Ltd., B	Chemicals	1,800	1,316
	Shanghai Industrial Development Co. Ltd., A	Real Estate Management & Development	300	191
a	Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	600	4,114
	Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	3,900	3,680
	Shanghai Jahwa United Co. Ltd., A	Personal Products	300	2,038
	Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	900	1,665
	Shanghai Jinjiang International Hotels Co. Ltd., A	Hotels, Restaurants & Leisure	300	2,113
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., B	Real Estate Management & Development	1,500	1,347
a,b	Shanghai Junshi Biosciences Co. Ltd., H, 144A	Biotechnology	800	4,070
	Shanghai Lingang Holdings Corp. Ltd.	Real Estate Management & Development	720	1,679
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A	Real Estate Management & Development	600	1,059
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	5,180	4,693
	Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	300	3,160
	Shanghai Mechanical and Electrical Industry Co. Ltd., A	Machinery	300	692
	Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	1,200	1,550
	Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	600	1,778
	Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	3,800	7,381
	Shanghai Pudong Development Bank Co. Ltd., A	Banks	9,000	12,550
	Shanghai Putailai New Energy Technology Co. Ltd., A	Chemicals	220	5,863
	Shanghai RAAS Blood Products Co. Ltd., A	Biotechnology	1,500	1,585
	Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	2,700	775
	Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	1,200	658
	Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	1,200	1,051
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	1,200	1,094
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	1,500	2,373
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	300	785
a	Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	6,080	1,794
a	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	4,000	3,181
	Shanxi Lu’an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	900	2,093
	Shanxi Securities Co. Ltd.	Capital Markets	720	732

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Shanxi Taigang Stainless Steel Co. Ltd., A	Metals & Mining	1,800	$2,708
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	300	14,665
	Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	1,080	1,985
	Shanying International Holding Co. Ltd., A	Paper & Forest Products	900	477
	Shenergy Co. Ltd., A	Independent Power and Renewable Electricity Producers	1,700	2,086
	Shenghe Resources Holding Co. Ltd., A	Metals & Mining	600	1,869
	Shengyi Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	900	3,020
	Shenwan Hongyuan Group Co. Ltd.	Capital Markets	7,200	6,136
b,d	Shenwan Hongyuan Group Co. Ltd., 144A, Reg S	Capital Markets	7,200	1,905
	Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	300	778
	Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	300	272
a	Shenzhen Airport Co. Ltd.	Transportation Infrastructure	600	689
	Shenzhen Aisidi Co. Ltd.	Electronic Equipment, Instruments & Components	300	468
	Shenzhen Capchem Technology Co. Ltd., A	Chemicals	100	2,402
	Shenzhen Energy Group Co. Ltd.	Independent Power and Renewable Electricity Producers	1,580	2,331
	Shenzhen Everwin Precision Technology Co. Ltd.	Electronic Equipment, Instruments & Components	360	805
	Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	4,000	3,967
	Shenzhen Gas Corporation Ltd., A	Gas Utilities	900	1,429
b	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., 144A	Pharmaceuticals	500	543
	Shenzhen Huaqiang Industry Co. Ltd.	Real Estate Management & Development	300	657
	Shenzhen Inovance Technology Co. Ltd.	Machinery	900	8,785
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	4,500	5,792
	Shenzhen Investment Ltd.	Real Estate Management & Development	10,000	2,518
	Shenzhen Jinjia Group Co. Ltd.	Containers & Packaging	300	492
	Shenzhen Kaifa Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	300	653
	Shenzhen Kangtai Biological Products Co. Ltd.	Biotechnology	200	3,413
	Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	300	598
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	300	17,915
a	Shenzhen MTC Co. Ltd.	Household Durables	1,800	1,381
	Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	3,000	3,482
a	Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	300	1,346
	Shenzhen SC New Energy Technology Corp., A	Semiconductors & Semiconductor Equipment	100	2,129
	Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	300	1,048
	Shenzhen Transsion Holdings Co. Ltd., A	Technology Hardware, Storage & Peripherals	300	6,554
	Shenzhen YUTO Packaging Technology Co. Ltd.	Containers & Packaging	300	1,389
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A	Metals & Mining	900	715
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,400	72,414
a	Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	300	344

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Shijiazhuang Yiling Pharmaceutical Co. Ltd.	Pharmaceuticals	420	$1,082
b	Shimao Services Holdings Ltd., 144A	Real Estate Management & Development	3,000	6,205
	Shui On Land Ltd.	Real Estate Management & Development	15,500	2,330
a	Siasun Robot & Automation Co. Ltd.	Machinery	300	476
	Sichuan Chuantou Energy Co Ltd., A	Independent Power and Renewable Electricity Producers	1,200	2,672
a	Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	1,800	1,096
	Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	300	835
a	Sichuan Languang Development Co. Ltd., A	Real Estate Management & Development	300	92
	Sichuan Road & Bridge Co. Ltd., A	Construction & Engineering	1,500	1,962
	Sichuan Swellfun Co. Ltd., A	Beverages	200	3,940
	Sieyuan Electric Co. Ltd.	Electrical Equipment	300	1,839
	Silergy Corp.	Semiconductors & Semiconductor Equipment	300	44,202
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	15,000	2,948
	Sinolink Securities Co. Ltd., A	Capital Markets	1,200	2,123
	Sinoma International Engineering Co.	Construction & Engineering	900	1,590
	Sinoma Science & Technology Co. Ltd.	Chemicals	600	3,291
	Sinopec Engineering Group Co. Ltd.	Construction & Engineering	6,500	3,307
a	Sinopec Oilfield Service Corp.	Energy Equipment & Services	12,000	1,264
a	Sinopec Oilfield Service Corp., A	Energy Equipment & Services	900	353
	Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	2,700	1,778
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	16,000	3,905
	Sinopharm Group Co. Ltd., H	Health Care Providers & Services	5,600	14,603
	Sinotrans Ltd., A	Air Freight & Logistics	1,500	1,269
	Sinotrans Ltd., H	Air Freight & Logistics	9,000	3,538
	Sinotruk Hong Kong Ltd.	Machinery	3,000	4,470
	SITC International Holdings Co. Ltd.	Marine	5,000	17,952
	Skshu Paint Co. Ltd., A	Chemicals	100	1,549
b	Smoore International Holdings Ltd., 144A	Tobacco	8,000	37,304
a	Soho China Ltd.	Real Estate Management & Development	8,000	2,127
	Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	1,060	2,312
	SooChow Securities Co. Ltd., A	Capital Markets	1,220	1,885
	Southwest Securities Co. Ltd., A	Capital Markets	1,200	950
a	Spring Airlines Co. Ltd., A	Airlines	300	2,537
a	STO Express Co. Ltd.	Air Freight & Logistics	300	351
	Sun Art Retail Group Ltd.	Food & Staples Retailing	6,500	3,006
	Sunac China Holdings Ltd.	Real Estate Management & Development	11,000	23,456
a,b	Sunac Services Holdings Ltd., 144A	Real Estate Management & Development	2,000	4,136
	Sungrow Power Supply Co. Ltd.	Electrical Equipment	500	11,495
a	Suning Universal Co. Ltd.	Real Estate Management & Development	1,500	1,116
a	Suning.com Co. Ltd.	Specialty Retail	3,600	2,783
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	2,900	76,294
	Sunwoda Electronic Co. Ltd., A	Electrical Equipment	600	3,477
	Suofeiya Home Collection Co. Ltd.	Household Durables	300	773
	Suzhou Dongshan Precision Manufacturing Co. Ltd., A	Electronic Equipment, Instruments & Components	600	1,941
	Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	600	587
a	TAL Education Group, ADR	Diversified Consumer Services	2,010	9,728
	Tangshan Jidong Cement Co. Ltd.	Construction Materials	300	598
	TangShan Port Group Co. Ltd., A	Transportation Infrastructure	1,200	517

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Tangshan Sanyou Chemical Industries Co. Ltd., A	Chemicals	600	$1,036
	TBEA Co. Ltd., A	Electrical Equipment	1,200	4,509
	TCL Corp.	Household Durables	4,800	4,656
	Tencent Holdings Ltd.	Interactive Media & Services	27,000	1,600,303
a	Tencent Music Entertainment Group, ADR	Entertainment	2,647	19,191
a	The China Pacific Securities Co. Ltd., A	Capital Markets	1,500	758
	The People’s Insurance Co. Group of China Ltd., H	Insurance	37,000	11,502
	Thunder Software Technology Co. Ltd.	Software	100	1,940
	Tian Di Science & Technology Co. Ltd., A	Machinery	1,200	976
a	Tianfeng Securities Co. Ltd., A	Capital Markets	2,940	1,986
	Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	1,500	997
	Tianjin Zhonghuan Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	900	6,396
	Tianma Microelectronics Co. Ltd.	Electronic Equipment, Instruments & Components	700	1,472
	Tianshan Aluminum Group Co. Ltd., A	Machinery	600	898
	Tianshui Huatian Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	900	1,686
	Times China Holdings Ltd.	Real Estate Management & Development	3,000	2,493
	Tingyi Cayman Islands Holding Corp.	Food Products	8,000	14,881
a,d	Tongcheng-Elong Holdings Ltd., Reg S	Internet & Direct Marketing Retail	4,000	9,670
	TongFu Microelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	600	1,764
	Tonghua Dongbao Pharmaceutical Co. Ltd.	Pharmaceuticals	600	978
	Tongkun Group Co. Ltd., A	Chemicals	900	3,059
	Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	4,200	2,544
	Tongwei Co. Ltd., A	Food Products	1,200	9,471
a	Topchoice Medical Investment Corp., A	Health Care Providers & Services	100	4,680
b	Topsports International Holdings Ltd., 144A	Specialty Retail	8,000	9,146
	Towngas China Co. Ltd.	Gas Utilities	5,000	3,122
	TravelSky Technology Ltd., H	IT Services	4,000	7,707
a	Trip.com Group Ltd., ADR	Internet & Direct Marketing Retail	2,394	73,615
	Tsingtao Brewery Co. Ltd., A	Beverages	200	2,496
	Tsingtao Brewery Co. Ltd., H	Beverages	2,100	16,455
a	Tuya Inc., ADR	Software	204	1,850
	Uni-President China Holdings Ltd.	Food Products	5,000	4,759
	Unigroup Guoxin Microelectronics Co. Ltd.	Semiconductors & Semiconductor Equipment	200	6,408
	Unisplendour Corp. Ltd.	Electronic Equipment, Instruments & Components	460	1,778
	Universal Scientific Industrial Shanghai Co. Ltd., A	Electronic Equipment, Instruments & Components	300	644
	Valiant Co. Ltd., A	Chemicals	300	877
a	Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	1,959	21,823
	Walvax Biotechnology Co. Ltd.	Biotechnology	300	2,937
	Wangfujing Group Co. Ltd., A	Multiline Retail	300	1,381
	Wangsu Science & Technology Co. Ltd.	IT Services	600	535
	Wanhua Chemical Group Co. Ltd., A	Chemicals	1,000	16,540
	Want Want China Holdings Ltd.	Food Products	24,000	18,159
	Wanxiang Qianchao Co. Ltd.	Auto Components	1,200	1,047
a	Weibo Corp., ADR	Interactive Media & Services	249	11,825
	Weichai Power Co. Ltd., A	Machinery	2,100	5,583
	Weichai Power Co. Ltd., H	Machinery	9,000	18,706
	Weifu High-Technology Co. Ltd., B	Auto Components	900	1,728
	Weifu High-Technology Group Co. Ltd., A	Auto Components	300	961
	Weihai Guangwei Composites Co. Ltd., A	Chemicals	300	3,046
	Wens Foodstuffs Group Co. Ltd.	Food Products	720	1,614
	Western Securities Co. Ltd.	Capital Markets	900	1,155
	Western Superconducting Technologies Co. Ltd., A	Metals & Mining	200	2,225

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Westone Information Industry Inc.	Electronic Equipment, Instruments & Components	300	$1,931
	Will Semiconductor Ltd., A	Semiconductors & Semiconductor Equipment	200	7,518
	Wingtech Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	400	5,805
	Winning Health Technology Group Co. Ltd.	Health Care Technology	600	1,351
	Wolong Electric Group Co. Ltd., A	Electrical Equipment	300	618
	Wuchan Zhongda Group Co. Ltd., A	Distributors	900	904
	Wuhan Guide Infrared Co. Ltd.	Electronic Equipment, Instruments & Components	616	2,231
	Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co. Ltd.	Entertainment	600	1,951
	Wuliangye Yibin Co. Ltd., A	Beverages	1,200	40,791
	WUS Printed Circuit Kunshan Co. Ltd.	Electronic Equipment, Instruments & Components	990	1,720
b	WuXi AppTec Co. Ltd., 144A	Life Sciences Tools & Services	1,540	36,024
	WuXi AppTec Co. Ltd., A	Life Sciences Tools & Services	300	7,103
a,b	WuXi Biologics (Cayman) Inc., 144A	Life Sciences Tools & Services	15,000	243,749
	Wuxi Lead Intelligent Equipment Co. Ltd.	Electronic Equipment, Instruments & Components	280	3,029
	Wuxi Shangji Automation Co. Ltd., A	Machinery	100	4,331
	XCMG Construction Machinery Co. Ltd.	Machinery	2,100	2,274
	Xiamen C & D Inc., A	Trading Companies & Distributors	900	1,166
	Xiamen ITG Group Corp. Ltd., A	Trading Companies & Distributors	600	725
	Xiamen Meiya Pico Information Co. Ltd.	Electronic Equipment, Instruments & Components	300	766
	Xiamen Tungsten Co. Ltd., A	Metals & Mining	300	1,101
a	Xian International Medical Investment Co. Ltd., A	Health Care Providers & Services	900	1,588
	Xiangcai Co. Ltd., A	Real Estate Management & Development	600	892
a,b	Xiaomi Corp., B, 144A	Technology Hardware, Storage & Peripherals	59,600	163,458
	Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	2,000	1,511
	Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	900	2,425
	Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	3,000	6,320
	Xinjiang Zhongtai Chemical Co. Ltd., A	Chemicals	900	1,869
	Xinxing Ductile Iron Pipes Co. Ltd.	Metals & Mining	1,500	1,011
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	18,000	36,903
a	XPeng Inc., ADR	Automobiles	2,202	78,259
	Xuji Electric Co. Ltd., A	Electrical Equipment	300	997
b,d	Yadea Group Holdings Ltd., 144A, Reg S	Automobiles	4,000	6,536
	Yang Quan Coal Industry Group Co. Ltd., A	Oil, Gas & Consumable Fuels	900	1,711
	Yango Group Co. Ltd.	Real Estate Management & Development	1,800	1,163
b,d	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., 144A, Reg S	Communications Equipment	1,000	1,539
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	9,600	9,758
	Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	900	1,645
	Yantai Eddie Precision Machinery Co. Ltd., A	Machinery	140	781
	Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	300	2,251
	Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	300	1,348
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	8,000	15,148
a,c	Yatsen Holding Ltd., ADR	Personal Products	311	1,185
	Yealink Network Technology Corp. Ltd.	Communications Equipment	300	3,777
	Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	300	729
	Yifeng Pharmacy Chain Co. Ltd.	Food & Staples Retailing	260	2,098
	Yihai International Holding Ltd.	Food Products	2,400	13,365
	Yihai Kerry Arawana Holdings Co. Ltd., A	Food Products	400	4,302
	Yintai Gold Co. Ltd.	Metals & Mining	600	789
	Yonghui Superstores Co. Ltd., A	Food & Staples Retailing	3,000	1,822
	Yonyou Network Technology Co. Ltd., A	Software	1,080	5,544
	Youngor Group Co. Ltd., A	Real Estate Management & Development	1,500	1,490

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	YTO Express Group Co. Ltd., A	Air Freight & Logistics	900	$1,943
a	Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	300	996
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	6,000	5,642
	Yunda Holding Co. Ltd., A	Air Freight & Logistics	300	895
a	Yunnan Aluminium Co. Ltd.	Metals & Mining	900	2,068
	Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	400	6,061
	Yunnan Copper Co. Ltd.	Metals & Mining	600	1,337
	Yunnan Energy New Material Co. Ltd.	Containers & Packaging	300	13,021
	Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd.	Food & Staples Retailing	200	933
a	Yunnan Tin Co. Ltd.	Metals & Mining	500	1,457
	Yutong Bus Co. Ltd., A	Machinery	600	1,053
a	Zai Lab Ltd., ADR	Biotechnology	262	27,612
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.	Pharmaceuticals	200	11,720
	Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	4,500	3,168
	Zhefu Holding Group Co. Ltd.	Electrical Equipment	1,800	2,108
a	Zhejiang Century Huatong Group Co. Ltd., A	Entertainment	2,400	2,752
	Zhejiang China Commodities City Group Co. Ltd., A	Real Estate Management & Development	1,800	1,311
	Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	400	3,508
	Zhejiang Crystal-Optech Co. Ltd.	Electronic Equipment, Instruments & Components	180	406
	Zhejiang Dahua Technology Co. Ltd.	Electronic Equipment, Instruments & Components	900	3,308
	Zhejiang Dingli Machinery Co. Ltd.	Machinery	100	1,092
	Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	6,000	4,948
	Zhejiang Hailiang Co. Ltd.	Metals & Mining	300	529
	Zhejiang Hisoar Pharmaceutical Co. Ltd., A	Pharmaceuticals	300	353
	Zhejiang Huace Film & TV Co. Ltd., A	Entertainment	300	272
	Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	660	1,807
	Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	400	6,408
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A	Semiconductors & Semiconductor Equipment	400	3,988
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A	Pharmaceuticals	300	2,561
	Zhejiang Juhua Co. Ltd., A	Chemicals	900	2,082
	Zhejiang Longsheng Group Co. Ltd., A	Chemicals	1,200	2,514
	Zhejiang Medicine Co. Ltd., A	Pharmaceuticals	300	762
	Zhejiang NHU Co. Ltd.	Pharmaceuticals	720	2,996
	Zhejiang Runtu Co. Ltd.	Chemicals	300	436
	Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	1,240	4,373
	Zhejiang Satellite Petrochemical Co. Ltd.	Chemicals	520	3,145
	Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	300	355
	Zhejiang Supor Co. Ltd.	Household Durables	200	1,447
	Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	300	263
	Zhejiang Wanliyang Co. Ltd.	Machinery	300	503
	Zhejiang Weixing New Building Materials Co. Ltd., A	Building Products	600	1,570
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals	200	1,816
	Zhejiang Yasha Decoration Co. Ltd.	Diversified Consumer Services	900	1,040
a	Zhejiang Yongtai Technology Co. Ltd., A	Chemicals	300	2,469
	Zhengzhou Coal Mining Machinery Group Co. Ltd., A	Machinery	300	538
a	Zheshang Securities Co. Ltd., A	Capital Markets	300	579
a	Zhihu Inc., ADR	Interactive Media & Services	249	2,298
a,b,d	ZhongAn Online P & C Insurance Co. Ltd., 144A, Reg S	Insurance	1,500	6,176
	Zhongji Innolight Co. Ltd.	Communications Equipment	300	1,621
	Zhongjin Gold Corp. Ltd., A	Metals & Mining	1,800	2,334
	Zhongshan Public Utilities Group Co. Ltd., A	Water Utilities	600	864
	Zhongsheng Group Holdings Ltd.	Specialty Retail	3,000	24,163
	Zhongtai Securities Co. Ltd., A	Capital Markets	900	1,336

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
a	Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment		2,300	$10,622
	Zhuzhou Kibing Group Co. Ltd., A	Building Products		600	1,611
	Zijin Mining Group Co. Ltd., A	Metals & Mining		6,600	10,318
	Zijin Mining Group Co. Ltd., H	Metals & Mining		26,000	32,130
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	Machinery		2,400	3,068
	Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	Machinery		6,600	5,909
	ZTE Corp.	Communications Equipment		1,200	6,160
	ZTE Corp., H	Communications Equipment		3,400	11,181
	ZTO Express Cayman Inc., ADR	Air Freight & Logistics		571	17,507

					11,736,552

	Hong Kong 8.2%
	AIA Group Ltd.	Insurance		54,600	630,892
a	Alibaba Health Information Technology Ltd.	Health Care Technology		22,000	31,652
a	Alibaba Pictures Group Ltd.	Entertainment		60,000	6,783
	ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment		1,400	15,493
	Beijing Enterprises Water Group Ltd.	Water Utilities		24,000	9,434
	Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods		12,000	8,540
	Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure		2,000	3,674
a	Cathay Pacific Airways Ltd.	Airlines		4,000	3,366
	Champion REIT	Equity Real Estate Investment Trusts (REITs	)	9,000	4,717
	China Everbright Environment Group Ltd.	Commercial Services & Supplies		16,000	12,085
	China Everbright Ltd.	Capital Markets		4,000	4,727
	China Gas Holdings Ltd.	Gas Utilities		13,600	40,182
	China Jinmao Holdings Group Ltd.	Real Estate Management & Development		28,000	10,071
	China Mengniu Dairy Co. Ltd.	Food Products		14,000	90,190
	China Overseas Land & Investment Ltd.	Real Estate Management & Development		17,500	39,880
	China Power International Development Ltd.	Independent Power and Renewable Electricity Producers		19,000	10,080
	China Resources Beer Holdings Co. Ltd.	Beverages		7,800	57,613
	China Resources Gas Group Ltd.	Gas Utilities		4,000	21,016
	China Resources Land Ltd.	Real Estate Management & Development		11,500	48,528
	China State Construction International Holdings Ltd.	Construction & Engineering		8,000	7,009
	China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals		10,000	5,074
	CK Asset Holdings Ltd.	Real Estate Management & Development		8,900	51,562
	CK Infrastructure Holdings Ltd.	Electric Utilities		3,000	16,764
	CLP Holdings Ltd.	Electric Utilities		7,300	70,331
	COSCO SHIPPING Ports Ltd.	Transportation Infrastructure		8,000	6,926
	Dah Sing Banking Group Ltd.	Banks		2,000	1,832
	Dah Sing Financial Group	Banks		800	2,389
	Dairy Farm International Holdings Ltd.	Food & Staples Retailing		1,300	4,433
	Far East Horizon Ltd.	Diversified Financial Services		10,000	10,148
	Geely Automobile Holdings Ltd.	Automobiles		24,000	68,905
	Guangdong Investment Ltd.	Water Utilities		14,000	18,272
	Guotai Junan International holdings Ltd.	Capital Markets		11,000	1,752
	Haitong International Securities Group Ltd.	Capital Markets		12,000	3,175
	Hang Lung Group Ltd.	Real Estate Management & Development		4,000	9,341
	Hang Lung Properties Ltd.	Real Estate Management & Development		9,000	20,533
	Hang Seng Bank Ltd.	Banks		3,300	56,634
	Health & Happiness H&H International Holdings Ltd.	Food Products		500	1,192
	Henderson Land Development Co. Ltd.	Real Estate Management & Development		6,000	23,007
	Hong Kong and China Gas Co. Ltd.	Gas Utilities		49,400	74,881
	Hong Kong Exchanges and Clearing Ltd.	Capital Markets		5,700	351,314
	Hongkong Land Holdings Ltd.	Real Estate Management & Development		5,200	24,960

franklintempleton.com	Semiannual Report	139

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Hong Kong (continued)
	Huabao International Holdings Ltd.	Chemicals		4,000	$7,841
	Hutchison Port Holdings Trust	Transportation Infrastructure		22,500	5,400
	Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services		6,000	933
	Hysan Development Co. Ltd.	Real Estate Management & Development		3,000	9,769
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		920	48,797
	Jiayuan International Group Ltd.	Real Estate Management & Development		4,000	1,562
	Johnson Electric Holdings Ltd.	Auto Components		1,500	3,199
	Kerry Properties Ltd.	Real Estate Management & Development		2,500	6,599
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components		4,500	7,445
	Kunlun Energy Co. Ltd.	Gas Utilities		16,000	16,689
a	Lifestyle International Holdings Ltd.	Multiline Retail		2,500	1,358
	Link REIT	Equity Real Estate Investment Trusts (REITs	)	9,400	80,601
	Man Wah Holdings Ltd.	Household Durables		6,800	10,028
a	Melco International Development Ltd.	Hotels, Restaurants & Leisure		4,000	4,707
	MTR Corp. Ltd.	Road & Rail		6,500	35,069
	New World Development Co. Ltd.	Real Estate Management & Development		6,500	26,594
	NWS Holdings Ltd.	Industrial Conglomerates		6,000	5,557
	PCCW Ltd.	Diversified Telecommunication Services		19,341	9,938
	Power Assets Holdings Ltd.	Electric Utilities		6,000	35,300
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates		2,000	3,001
	Shimao Group Holdings Ltd.	Real Estate Management & Development		6,500	11,907
	Shougang Fushan Resources Group Ltd.	Metals & Mining		16,000	4,871
a	Shun Tak Holdings Ltd.	Industrial Conglomerates		8,000	2,148
	Sino Biopharmaceutical Ltd.	Pharmaceuticals		44,000	36,513
	Sino Land Co. Ltd.	Real Estate Management & Development		15,000	20,194
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development		6,500	81,327
	Swire Pacific Ltd., A	Real Estate Management & Development		2,500	14,869
	Swire Pacific Ltd., B	Real Estate Management & Development		5,000	4,920
	Swire Properties Ltd.	Real Estate Management & Development		4,800	12,036
	Techtronic Industries Co. Ltd.	Machinery		5,500	109,581
	The Bank of East Asia Ltd.	Banks		5,600	9,035
	The Wharf Holdings Ltd.	Real Estate Management & Development		6,000	19,924
	United Energy Group Ltd.	Oil, Gas & Consumable Fuels		36,000	4,624
	Vinda International Holdings Ltd.	Household Products		1,000	2,954
	Vitasoy International Holdings Ltd.	Food Products		4,500	11,446
	VTech Holdings Ltd.	Communications Equipment		700	5,116
b	WH Group Ltd., 144A	Food Products		35,994	25,662
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development		7,000	36,238
	Xinyi Glass Holdings Ltd.	Building Products		9,000	26,938
a	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods		3,000	6,066

					2,646,113

	India 15.1%
a	3M India Ltd.	Industrial Conglomerates		12	4,015
	Aarti Industries Ltd.	Chemicals		852	10,673
	ABB India Ltd.	Electrical Equipment		231	5,821
	ACC Ltd.	Construction Materials		391	11,876
	Adani Enterprises Ltd.	Trading Companies & Distributors		1,185	23,437
a	Adani Green Energy Ltd.	Independent Power and Renewable Electricity Producers		1,755	27,110
	Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure		3,444	34,237
a	Adani Power Ltd.	Independent Power and Renewable Electricity Producers		4,215	5,514
	Adani Total Gas Ltd	Gas Utilities		1,248	23,928
a	Adani Transmission Ltd.	Electric Utilities		1,122	23,558
a	Aditya Birla Capital Ltd.	Diversified Financial Services		2,059	3,128

140	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
	Alkem Laboratories Ltd.	Pharmaceuticals		111	$5,953
	Ambuja Cements Ltd.	Construction Materials		3,090	16,660
	Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services		447	26,988
	Ashok Leyland Ltd.	Machinery		6,600	11,897
	Asian Paints Ltd.	Chemicals		2,031	88,780
	Astral Poly Technik Ltd.	Building Products		405	11,788
a,b	AU Small Finance Bank Ltd., 144A	Banks		705	11,058
	Aurobindo Pharma Ltd.	Pharmaceuticals		1,215	11,864
a,b	Avenue Supermarts Ltd., 144A	Food & Staples Retailing		669	38,306
a	Axis Bank Ltd.	Banks		10,221	105,553
	Bajaj Auto Ltd.	Automobiles		320	16,523
	Bajaj Finance Ltd.	Consumer Finance		1,056	109,090
	Bajaj Finserv Ltd.	Diversified Financial Services		174	41,695
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services		120	7,774
	Balkrishna Industries Ltd.	Auto Components		357	12,186
b	Bandhan Bank Ltd, 144A	Banks		3,558	13,565
a	Bank of Baroda	Banks		4,861	5,354
a	Bank of India	Banks		1,458	1,090
	Bata India Ltd.	Textiles, Apparel & Luxury Goods		276	6,612
	Bayer Cropscience Ltd.	Chemicals		60	4,283
	Berger Paints India Ltd.	Chemicals		1,035	11,280
	Bharat Electronics Ltd.	Aerospace & Defense		4,998	13,665
	Bharat Forge Ltd.	Auto Components		1,147	11,395
a	Bharat Heavy Electricals Ltd.	Electrical Equipment		5,592	4,870
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels		4,554	26,516
a	Bharti Airtel Ltd.	Wireless Telecommunication Services		10,287	95,390
	Bharti Infratel Ltd.	Diversified Telecommunication Services		5,610	23,331
a	Biocon Ltd.	Biotechnology		2,031	9,924
	Bosch Ltd.	Auto Components		39	8,130
	Britannia Industries Ltd.	Food Products		534	28,409
	Cadila Healthcare Ltd.	Pharmaceuticals		1,140	8,475
a	Canara Bank Ltd.	Banks		1,386	3,230
	Castrol India Ltd.	Chemicals		2,112	3,989
	Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance		1,782	13,546
	Cipla Ltd.	Pharmaceuticals		2,286	30,291
	Coal India Ltd.	Oil, Gas & Consumable Fuels		8,262	20,603
	Colgate-Palmolive (India) Ltd.	Personal Products		588	13,225
	Container Corp. of India Ltd.	Road & Rail		1,251	11,870
	Coromandel International Ltd.	Chemicals		474	5,073
	Cummins India Ltd.	Machinery		609	8,138
	Dabur India Ltd.	Personal Products		2,388	19,851
	Dalmia Bharat Ltd.	Construction Materials		372	10,553
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services		580	37,496
	DLF Ltd.	Real Estate Management & Development		2,646	14,872
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals		540	35,507
	Eicher Motors Ltd.	Automobiles		600	22,554
	Emami Ltd.	Personal Products		930	7,192
	Embassy Office Parks REIT	Equity Real Estate Investment Trusts (REITs	)	2,200	10,050
	Exide Industries Ltd.	Auto Components		2,179	5,233
	Federal Bank Ltd.	Banks		6,876	7,809
	GAIL India Ltd.	Gas Utilities		8,107	17,349
a,b	General Insurance Corp. of India, 144A	Insurance		444	868
	Gillette India Ltd.	Personal Products		42	3,338
	GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals		201	4,010
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals		711	4,889
a	GMR Infrastructure Ltd.	Transportation Infrastructure		10,197	5,268

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
a	Godrej Consumer Products Ltd.	Personal Products	1,641	$22,769
a	Godrej Industries Ltd.	Industrial Conglomerates	360	2,809
a	Godrej Properties Ltd.	Real Estate Management & Development	412	12,832
	Grasim Industries Ltd.	Construction Materials	1,722	38,729
	Gujarat Gas Ltd.	Gas Utilities	882	7,574
	Havell’s India Ltd.	Electrical Equipment	1,065	19,701
	HCL Technologies Ltd.	IT Services	4,890	84,295
b	HDFC Asset Management Co. Ltd., 144A,	Capital Markets	291	11,403
b	HDFC Life Insurance Co. Ltd., 144A	Insurance	4,179	40,671
	Hero Motocorp Ltd.	Automobiles	588	22,438
	Hindalco Industries Ltd.	Metals & Mining	6,342	41,690
	Hindustan Aeronautics Ltd.	Aerospace & Defense	165	3,011
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,165	12,792
	Hindustan Unilever Ltd.	Household Products	3,996	145,450
	Hindustan Zinc Ltd.	Metals & Mining	1,035	4,345
	Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components	10	6,159
	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	7,860	291,655
	ICICI Bank Ltd.	Banks	7,017	66,254
b,d	ICICI Lombard General Insurance Co. Ltd., 144A, Reg S	Insurance	903	19,337
b,d	ICICI Prudential Life Insurance Co. Ltd., 144A, Reg S	Insurance	1,637	14,817
a	IDFC First Bank Ltd.	Banks	13,994	8,983
	Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	1,551	4,840
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	11,976	20,216
	Indian Railway Catering and Tourism Corp. Ltd.	Commercial Services & Supplies	231	11,821
b	Indian Railway Finance Corp. Ltd., 144A	Diversified Financial Services	8,202	2,525
	Indraprastha Gas Ltd.	Gas Utilities	1,578	11,333
	Info Edge India Ltd.	Interactive Media & Services	345	29,892
	Infosys Ltd.	IT Services	16,209	365,812
a,b,d	InterGlobe Aviation Ltd., 144A, Reg S	Airlines	429	11,684
	IPCA Laboratories Ltd.	Pharmaceuticals	297	9,648
	ITC Ltd.	Tobacco	13,314	42,358
a	Jindal Steel & Power Ltd.	Metals & Mining	1,782	9,345
	JSW Energy Ltd.	Independent Power and Renewable Electricity Producers	1,740	9,140
	JSW Steel Ltd.	Metals & Mining	4,503	40,542
	Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	330	17,965
	Kansai Nerolac Paints Ltd.	Chemicals	579	4,940
a	L&T Finance Holdings Ltd.	Diversified Financial Services	3,855	4,723
b	L&T Technology Services Ltd., 144A	Professional Services	114	7,215
b,d	Larsen & Toubro Infotech Ltd.,, 144A, Reg S	IT Services	204	15,844
	Larsen & Toubro Ltd.	Construction & Engineering	3,102	71,167
b	Laurus Labs Ltd., 144A	Pharmaceuticals	1,629	13,529
	LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	1,356	7,801
	Lupin Ltd.	Pharmaceuticals	1,053	13,500
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	2,742	6,841
	Mahindra & Mahindra Ltd.	Automobiles	4,131	44,692
a	Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	669	421
	Marico Ltd.	Personal Products	2,325	17,149
	Maruti Suzuki India Ltd.	Automobiles	606	59,909
a	Max Financial Services Ltd.	Insurance	1,089	14,881
	Mindtree Ltd.	IT Services	192	10,864

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
	Motherson Sumi Systems Ltd.	Auto Components	5,502	$16,748
	Mphasis Ltd.	IT Services	405	16,938
	MRF Ltd.	Auto Components	12	12,832
	Muthoot Finance Ltd.	Consumer Finance	432	8,441
	Nestle India Ltd.	Food Products	162	42,440
	NHPC Ltd.	Independent Power and Renewable Electricity Producers	9,912	3,986
b	Nippon Life India Asset Management Ltd., 144A	Capital Markets	678	3,885
	NMDC Ltd.	Metals & Mining	3,432	6,612
	NTPC Ltd.	Independent Power and Renewable Electricity Producers	19,854	37,941
a	Oberoi Realty Ltd.	Real Estate Management & Development	555	7,209
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	13,605	26,485
	Oil India Ltd.	Oil, Gas & Consumable Fuels	1,617	5,668
	Oracle Financial Services Software Ltd.	Software	102	6,261
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	25	10,678
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	3,315	10,654
	PI Industries Ltd.	Chemicals	333	14,259
	Pidilite Industries Ltd.	Chemicals	692	22,206
	Piramal Enterprises Ltd.	Diversified Financial Services	567	19,828
	Polycab India Ltd.	Electrical Equipment	114	3,669
	Power Finance Corp. Ltd.	Diversified Financial Services	5,332	10,208
	Power Grid Corp. of India Ltd.	Electric Utilities	14,160	36,226
a	Punjab National Bank Ltd.	Banks	4,809	2,598
	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	591	4,674
a,b,d	RBL Bank Ltd., 144A, Reg S	Banks	2,040	5,247
	REC Ltd.	Diversified Financial Services	4,215	8,963
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	756	19,057
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	14,001	475,188
a	SBI Cards & Payment Services Ltd.	Consumer Finance	1,029	14,273
b	SBI Life Insurance Co. Ltd., 144A	Insurance	1,890	30,939
	Shree Cement Ltd.	Construction Materials	60	23,362
	Shriram Transport Finance Co. Ltd.	Consumer Finance	885	15,486
	Siemens Ltd.	Industrial Conglomerates	384	11,016
	SRF Ltd.	Chemicals	129	19,602
	State Bank of India	Banks	8,046	49,104
	Steel Authority of India Ltd.	Metals & Mining	4,557	6,977
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	4,899	54,004
	Sun TV Network Ltd.	Media	501	3,411
	Sundaram Finance Ltd.	Consumer Finance	303	10,002
	Tata Communications Ltd.	Diversified Telecommunication Services	510	9,562
	Tata Consultancy Services Ltd.	IT Services	4,650	236,520
	Tata Consumer Products Ltd.	Food Products	2,721	29,825
a	Tata Motors Ltd.	Automobiles	8,265	37,117
a	Tata Motors Ltd., A	Automobiles	1,746	4,453
	Tata Power Co. Ltd.	Electric Utilities	9,221	19,721
	Tata Steel Ltd.	Metals & Mining	3,597	62,459
	Tech Mahindra Ltd.	IT Services	2,718	50,554
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,875	54,609
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	216	8,979
	Torrent Power Ltd.	Electric Utilities	987	6,716
	Trent Ltd.	Multiline Retail	825	11,402
	TVS Motor Co. Ltd.	Automobiles	938	6,943
	UltraTech Cement Ltd.	Construction Materials	516	51,415
a	Union Bank of India Ltd.	Banks	1,926	941
	United Breweries Ltd.	Beverages	309	6,542
a	United Spirits Ltd.	Beverages	1,281	14,723

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
	UPL Ltd.	Chemicals	2,400	$22,882
	Varun Beverages Ltd.	Beverages	607	7,340
	Vedanta Ltd.	Metals & Mining	5,532	21,438
a	Vodafone Idea Ltd.	Wireless Telecommunication Services	37,110	5,949
	Voltas Ltd.	Construction & Engineering	1,045	17,148
	Whirlpool of India Ltd.	Household Durables	135	4,156
	Wipro Ltd.	IT Services	5,682	48,539
a	Yes Bank Ltd.	Banks	4,442	751
	Zee Entertainment Enterprises Ltd.	Media	3,849	15,722

				4,870,299

	Indonesia 1.5%
	Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	57,900	7,120
	Astra Agro Lestari Tbk PT	Food Products	2,100	1,434
	Astra International Tbk PT	Automobiles	91,000	34,969
	Bank Central Asia Tbk PT	Banks	43,400	106,131
e	Bank Danamon Indonesia Tbk PT	Banks	3,600	669
	Bank Mandiri Persero Tbk PT	Banks	83,300	35,794
	Bank Negara Indonesia Persero Tbk PT	Banks	33,400	12,543
	Bank Rakyat Indonesia Persero Tbk PT	Banks	292,852	78,776
a	Bank Syariah Indonesia Tbk PT	Banks	12,600	1,796
	Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	17,400	3,355
a	Bumi Serpong Damai Tbk PT	Real Estate Management & Development	37,800	2,641
	Charoen Pokphand Indonesia Tbk PT	Food Products	33,000	14,814
	First Pacific Co. Ltd.	Food Products	10,000	3,597
	Gudang Garam Tbk PT	Tobacco	2,100	4,776
	Hanjaya Mandala Sampoerna Tbk PT	Tobacco	42,600	3,066
	Indah Kiat Pulp & Paper Corp Tbk PT	Paper & Forest Products	12,000	7,190
	Indocement Tunggal Prakarsa Tbk PT	Construction Materials	5,900	4,328
	Indofood CBP Sukses Makmur Tbk PT	Food Products	10,200	5,951
	Indofood Sukses Makmur Tbk PT	Food Products	19,800	8,785
a	Jasa Marga Persero Tbk PT	Transportation Infrastructure	9,600	2,602
	Kalbe Farma Tbk PT	Pharmaceuticals	86,400	8,632
	Mayora Indah Tbk PT	Food Products	16,800	2,770
	Media Nusantara Citra Tbk PT	Media	28,500	1,663
a	Perusahaan Gas Negara Tbk PT	Gas Utilities	47,700	3,966
	Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk, B	Diversified Telecommunication Services	208,800	53,832
	PT Barito Pacific Tbk	Chemicals	113,400	7,646
	PT XL Axiata Tbk	Wireless Telecommunication Services	16,200	3,441
	Sarana Menara Nusantara Tbk PT	Diversified Telecommunication Services	114,700	10,619
	Semen Indonesia (Persero) Tbk PT	Construction Materials	13,500	7,734
a	Smartfren Telecom Tbk PT	Wireless Telecommunication Services	436,255	3,414
a	Surya Citra Media Tbk PT	Media	24,000	3,370
	Tower Bersama Infrastructure Tbk PT	Diversified Telecommunication Services	43,500	8,996
	Unilever Indonesia Tbk PT	Household Products	25,500	7,038
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels	6,800	12,353
	Vale Indonesia Tbk PT	Metals & Mining	9,000	2,886

				478,697

	Italy 0.0%†
	Prada SpA	Textiles, Apparel & Luxury Goods	2,300	12,719

	Luxembourg 0.0%†
	L’Occitane International SA	Personal Products	2,000	6,744

	Macau 0.3%
a	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	9,900	50,869

144	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Macau (continued)
a	Macau Legend Development Ltd.	Hotels, Restaurants & Leisure	6,000	$678
a	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	3,600	2,238
a	Sands China Ltd.	Hotels, Restaurants & Leisure	10,800	22,198
a	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	8,000	5,447
a	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	6,400	5,360

				86,790

	Malaysia 1.8%
a	AirAsia Group Bhd	Airlines	5,400	1,354
	Alliance Bank Malaysia Bhd.	Banks	5,100	3,131
a	AMMB Holdings Bhd.	Banks	8,300	6,304
	Astro Malaysia Holdings Bhd.	Media	8,100	1,993
	Axiata Group Bhd.	Wireless Telecommunication Services	20,400	19,053
	British American Tobacco Malaysia Bhd.	Tobacco	600	2,024
	CIMB Group Holdings Bhd.	Banks	31,500	35,966
	Dialog Group Bhd.	Energy Equipment & Services	20,500	11,703
	Digi.com Bhd.	Wireless Telecommunication Services	16,500	17,538
	FGV Holdings Bhd.	Food Products	4,200	1,364
	Fraser & Neave Holdings Bhd.	Beverages	500	3,189
a	Gamuda Bhd.	Construction & Engineering	10,200	7,334
	Genting Bhd.	Hotels, Restaurants & Leisure	10,200	12,279
	Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	12,500	8,957
	HAP Seng Consolidated Bhd.	Industrial Conglomerates	3,000	5,697
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies	6,800	9,989
	Hong Leong Bank Bhd.	Banks	2,800	12,641
	Hong Leong Financial Group Bhd.	Banks	900	3,934
	IHH Healthcare Bhd.	Health Care Providers & Services	13,400	21,445
	IJM Corp. Bhd.	Construction & Engineering	14,900	6,442
	IOI Corp. Bhd.	Food Products	14,400	12,967
	IOI Properties Group Bhd.	Real Estate Management & Development	7,500	2,150
	Kuala Lumpur Kepong Bhd.	Food Products	2,100	10,092
	Malayan Banking Bhd.	Banks	27,300	52,494
a	Malaysia Airports Holdings Bhd.	Transportation Infrastructure	3,900	6,428
	Maxis Bhd.	Wireless Telecommunication Services	12,300	13,779
	MISC Bhd.	Marine	7,800	12,874
b	MR DIY Group M Bhd., 144A	Specialty Retail	4,400	4,099
	Nestle (Malaysia) Bhd.	Food Products	300	9,538
	Petronas Chemicals Group Bhd.	Chemicals	12,600	26,184
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,500	6,851
	Petronas Gas Bhd.	Gas Utilities	2,500	10,044
	PPB Group Bhd.	Food Products	3,000	13,157
	Press Metal Aluminium Holdings Bhd.	Metals & Mining	17,000	23,308
	Public Bank Bhd.	Banks	69,700	67,760
	QL Resources Bhd.	Food Products	4,900	6,297
	RHB Bank Bhd	Banks	6,900	8,999
	Sime Darby Bhd.	Industrial Conglomerates	15,800	8,567
	Sime Darby Plantation Bhd.	Food Products	16,200	13,853
	Sime Darby Property Bhd.	Real Estate Management & Development	14,700	2,300
	Supermax Corp. Bhd	Health Care Equipment & Supplies	7,500	4,282
	Telekom Malaysia Bhd.	Diversified Telecommunication Services	5,100	6,944
	Tenaga Nasional Bhd.	Electric Utilities	17,600	40,695
	Top Glove Corp. Bhd.	Health Care Equipment & Supplies	24,000	16,510
	Westports Holdings Bhd.	Transportation Infrastructure	4,800	5,159
	YTL Corp. Bhd.	Multi-Utilities	17,713	2,581

				580,249

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Pakistan 0.0%†
	Fauji Fertilizer Co. Ltd.	Chemicals		3,000	$1,798
	Habib Bank Ltd.	Banks		3,000	1,927
	Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels		3,000	1,477
	Pakistan Petroleum Ltd.	Oil, Gas & Consumable Fuels		3,006	1,323

					6,525

	Philippines 0.9%
	Aboitiz Power Corp.	Independent Power and Renewable Electricity Producers		6,900	4,193
	Alliance Global Group Inc.	Industrial Conglomerates		16,500	3,332
	Ayala Corp.	Industrial Conglomerates		1,450	23,224
	Ayala Land Inc.	Real Estate Management & Development		35,200	23,117
	Bank of the Philippine Islands	Banks		7,990	12,758
	BDO Unibank Inc.	Banks		8,740	18,950
a	Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure		17,700	2,061
	DMCI Holdings Inc.	Industrial Conglomerates		21,000	2,923
	Globe Telecom Inc.	Wireless Telecommunication Services		135	7,897
	GT Capital Holdings Inc.	Industrial Conglomerates		480	4,799
	International Container Terminal Services Inc.	Transportation Infrastructure		4,940	18,885
	JG Summit Holdings Inc.	Industrial Conglomerates		13,560	17,279
	Jollibee Foods Corp.	Hotels, Restaurants & Leisure		1,890	7,596
	LT Group Inc.	Industrial Conglomerates		13,500	2,673
	Manila Electric Co.	Electric Utilities		1,140	6,660
	Megaworld Corp.	Real Estate Management & Development		54,000	3,017
	Metro Pacific Investments Corp.	Diversified Financial Services		63,000	4,508
	Metropolitan Bank & Trust Co.	Banks		7,700	6,597
	PLDT Inc.	Wireless Telecommunication Services		395	13,009
	Puregold Price Club Inc.	Food & Staples Retailing		4,560	3,978
	San Miguel Corp.	Industrial Conglomerates		1,640	3,694
	San Miguel Pure Foods Co. Inc.	Food Products		2,990	4,455
	Semirara Mining and Power Corp.	Oil, Gas & Consumable Fuels		6,000	2,470
	SM Investments Corp.	Industrial Conglomerates		2,170	42,115
	SM Prime Holdings Inc.	Real Estate Management & Development		40,600	26,066
	Universal Robina Corp.	Food Products		3,870	10,310

					276,566

	Singapore 2.9%
	Ascendas REIT	Equity Real Estate Investment Trusts (REITs	)	15,147	33,472
	Ascott Residence Trust	Equity Real Estate Investment Trusts (REITs	)	7,800	5,314
b	BOC Aviation Ltd., 144A	Trading Companies & Distributors		900	7,538
a	Capitaland Investment Ltd.	Real Estate Management & Development		11,900	29,803
	CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs	)	21,776	32,561
	City Developments Ltd.	Real Estate Management & Development		2,100	10,689
	ComfortDelGro Corp. Ltd.	Road & Rail		9,300	10,344
	DBS Group Holdings Ltd.	Banks		8,100	180,902
	Frasers Logistics & Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	12,700	14,219
	Genting Singapore Ltd.	Hotels, Restaurants & Leisure		25,900	13,736
	Golden Agri-Resources Ltd.	Food Products		28,600	4,951
	Jardine Cycle & Carriage Ltd.	Distributors		400	5,710
	Keppel Corp. Ltd.	Industrial Conglomerates		6,400	24,608
	Keppel DC REIT	Equity Real Estate Investment Trusts (REITs	)	5,400	9,864
	Keppel REIT	Equity Real Estate Investment Trusts (REITs	)	9,600	7,496
	Mapletree Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	9,900	15,095
d	Mapletree Greater China Commercial Trust, Reg S	Equity Real Estate Investment Trusts (REITs	)	10,200	7,250
	Mapletree Industrial Trust	Equity Real Estate Investment Trusts (REITs	)	8,500	17,406

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Singapore (continued)
	Mapletree Logistics Trust	Equity Real Estate Investment Trusts (REITs	)	13,200	$19,835
d	NetLink NBN Trust, Reg S	Diversified Telecommunication Services		13,100	9,601
	Olam International Ltd.	Food & Staples Retailing		3,400	4,408
	Oversea-Chinese Banking Corp. Ltd.	Banks		15,700	132,992
a	SATS Ltd.	Transportation Infrastructure		2,800	8,580
	SembCorp Industries Ltd.	Multi-Utilities		4,100	5,527
a	SembCorp Marine Ltd.	Machinery		27,115	1,658
a	SIA Engineering Co. Ltd.	Transportation Infrastructure		1,200	1,865
a	Singapore Airlines Ltd.	Airlines		5,700	21,119
	Singapore Exchange Ltd.	Capital Markets		3,700	27,199
	Singapore Post Ltd.	Air Freight & Logistics		6,600	3,087
	Singapore Press Holdings Ltd.	Media		7,100	10,250
	Singapore Technologies Engineering Ltd.	Aerospace & Defense		6,800	19,084
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services		33,900	61,427
	StarHub Ltd.	Wireless Telecommunication Services		2,400	2,157
	Suntec REIT	Equity Real Estate Investment Trusts (REITs	)	9,300	9,727
	United Overseas Bank Ltd.	Banks		5,800	110,437
	UOL Group Ltd.	Real Estate Management & Development		2,200	11,117
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components		1,200	15,884
	Wilmar International Ltd.	Food Products		9,400	29,150
	Wing Tai Holdings Ltd.	Real Estate Management & Development		1,800	2,400
	Yanlord Land Group Ltd.	Real Estate Management & Development		3,300	2,698

					941,160

	South Korea 13.3%
a	Alteogen Inc.	Biotechnology		120	7,358
	Amorepacific Corp.	Personal Products		141	21,257
	AmorePacific Group	Personal Products		126	5,220
	BGF Retail Co. Ltd.	Food & Staples Retailing		30	4,320
	BNK Financial Group Inc.	Banks		1,320	9,855
a	Celltrion Healthcare Co. Ltd.	Health Care Providers & Services		322	29,752
a	Celltrion Inc.	Biotechnology		470	103,011
a	Celltrion Pharm Inc.	Pharmaceuticals		80	9,885
	Cheil Worldwide Inc.	Media		306	5,893
	CJ CheilJedang Corp.	Food Products		36	12,451
	CJ Corp.	Industrial Conglomerates		60	5,007
	CJ ENM Co. Ltd.	Internet & Direct Marketing Retail		47	6,010
a	CJ Logistics Corp.	Road & Rail		36	4,652
	Coway Co. Ltd.	Household Durables		252	15,793
	Daelim Industrial Co. Ltd.	Construction & Engineering		54	3,462
a	Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering		837	4,772
a	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery		210	4,771
	DB Insurance Co. Ltd.	Insurance		198	10,636
	DGB Financial Group Inc.	Banks		708	5,938
a	DL E&C Co. Ltd.	Construction & Engineering		66	7,470
	Dongsuh Cos. Inc.	Food & Staples Retailing		132	3,255
a	Doosan Bobcat Inc.	Machinery		114	3,856
a	Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment		1,323	22,963
a	Doosan Infracore Co. Ltd.	Machinery		201	1,623
	Doosan Solus Co. Ltd.	Electronic Equipment, Instruments & Components		54	3,261
	E-MART Inc.	Food & Staples Retailing		90	12,504
	Ecopro BM Co. Ltd.	Electrical Equipment		38	14,988
	Fila Holdings Corp.	Textiles, Apparel & Luxury Goods		234	8,429
	Green Cross Corp.	Biotechnology		24	6,720

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
	GS Engineering & Construction Corp.	Construction & Engineering	282	$10,182
	GS Holdings Corp.	Oil, Gas & Consumable Fuels	231	8,731
	GS Retail Co. Ltd.	Food & Staples Retailing	162	4,467
	Hana Financial Group Inc.	Banks	1,290	50,554
a	Hanjin Kal Corp.	Airlines	95	4,910
	Hankook Tire & Technology Co. Ltd.	Auto Components	336	12,274
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	33	7,665
	Hanmi Science Co. Ltd.	Pharmaceuticals	66	3,462
	Hanon Systems	Auto Components	717	9,477
	Hanssem Co. Ltd.	Household Durables	45	4,561
	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	162	6,869
	Hanwha Corp.	Industrial Conglomerates	195	5,641
	Hanwha Corp.	Industrial Conglomerates	120	1,652
	Hanwha Life Insurance Co. Ltd.	Insurance	1,233	3,759
a	Hanwha Solutions Corp.	Chemicals	426	16,119
	HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	219	5,087
a	Helixmith Co. Ltd.	Biotechnology	148	3,019
	Hite Jinro Co. Ltd.	Beverages	132	3,696
a	HLB Inc.	Leisure Products	399	19,040
a	HMM Co. Ltd.	Marine	1,569	44,658
	Hotel Shilla Co. Ltd.	Specialty Retail	135	9,874
a	HYBE Co. Ltd.	Entertainment	78	19,665
	Hyundai Department Store Co. Ltd.	Multiline Retail	63	4,251
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	324	14,066
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	84	11,812
	Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	224	12,241
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	262	5,632
a	Hyundai Mipo Dockyard Co. Ltd.	Machinery	88	5,195
	Hyundai Mobis Co. Ltd.	Auto Components	288	61,541
	Hyundai Motor Co.	Automobiles	624	105,405
	Hyundai Steel Co.	Metals & Mining	342	13,677
	Hyundai Wia Corp.	Auto Components	72	4,792
	Industrial Bank of Korea	Banks	1,125	9,977
	Kakao Corp.	Interactive Media & Services	1,224	121,986
a	Kangwon Land Inc.	Hotels, Restaurants & Leisure	477	11,542
	KB Financial Group Inc.	Banks	1,740	81,269
	KCC Corp.	Chemicals	19	6,676
	KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	99	3,211
	Kia Motors Corp.	Automobiles	1,161	79,623
	Korea Aerospace Industries Ltd.	Aerospace & Defense	288	8,027
	Korea Electric Power Corp.	Electric Utilities	1,156	22,993
a	Korea Gas Corp.	Gas Utilities	114	4,684
	Korea Investment Holdings Co. Ltd.	Capital Markets	169	12,318
a	Korea Shipbuilding & Offshore Engineering Co Ltd.	Machinery	195	16,799
	Korea Zinc Co. Ltd.	Metals & Mining	45	19,117
a	Korean Air Lines Co. Ltd.	Airlines	783	22,286
	KT&G Corp.	Tobacco	486	33,330
	Kumho Petrochemical Co. Ltd.	Chemicals	78	12,451
	LG Chem Ltd.	Chemicals	208	136,324
	LG Corp.	Industrial Conglomerates	366	28,748
a	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	990	15,845
	LG Electronics Inc.	Household Durables	483	52,012
	LG Household & Health Care Ltd.	Personal Products	39	44,040
	LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	63	11,094

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
	LG Uplus Corp.	Diversified Telecommunication Services	957	$12,124
	Lotte Chemical Corp.	Chemicals	66	13,462
	Lotte Chilsung Beverage Co. Ltd.	Beverages	18	2,242
	Lotte Corp.	Industrial Conglomerates	114	3,245
	LOTTE Fine Chemical Co. Ltd.	Chemicals	81	6,239
	Lotte Shopping Co. Ltd.	Multiline Retail	48	4,155
	LS Corp.	Electrical Equipment	81	4,392
a	LX Holdings Corp.	Industrial Conglomerates	183	1,470
a	Mando Corp.	Auto Components	147	7,089
a	Medytox Inc.	Biotechnology	21	2,818
	Mirae Asset Daewoo Co. Ltd.	Capital Markets	753	3,065
	Mirae Asset Daewood Co. Ltd.	Capital Markets	1,518	11,103
	Naver Corp.	Interactive Media & Services	605	198,260
	NCSoft Corp.	Entertainment	76	38,706
b	Netmarble Corp., 144A	Entertainment	75	7,475
	NH Investment & Securities Co. Ltd.	Capital Markets	582	6,341
a	NHN Corp.	Entertainment	45	2,668
	Nongshim Co. Ltd.	Food Products	15	3,579
a	OCI Co. Ltd.	Chemicals	81	11,014
	Orion Corp.	Food Products	96	9,527
	Ottogi Corp.	Food Products	6	2,493
	Pan Ocean Co. Ltd.	Marine	849	5,414
a	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	204	3,041
a	Pearl Abyss Corp.	Entertainment	138	9,371
	POSCO	Metals & Mining	291	81,106
	POSCO Chemical Co. Ltd.	Construction Materials	123	18,388
	Posco International Corp.	Trading Companies & Distributors	222	4,481
	S-1 Corp.	Commercial Services & Supplies	87	6,143
	S-Oil Corp.	Oil, Gas & Consumable Fuels	186	17,280
a,b	Samsung Biologics Co. Ltd., 144A	Life Sciences Tools & Services	60	44,291
	Samsung C&T Corp.	Industrial Conglomerates	375	39,115
	Samsung Card Co. Ltd.	Consumer Finance	132	3,768
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	249	37,329
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	21,168	1,324,788
a	Samsung Engineering Co. Ltd.	Construction & Engineering	702	15,149
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	147	29,177
a	Samsung Heavy Industries Co. Ltd.	Machinery	1,929	10,101
	Samsung Life Insurance Co. Ltd.	Insurance	282	17,482
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	236	143,115
	Samsung SDS Co. Ltd.	IT Services	144	19,520
	Samsung Securities Co. Ltd.	Capital Markets	276	11,166
	Seegene Inc.	Biotechnology	126	6,460
	Shin Poong Pharmaceutical Co. Ltd.	Pharmaceuticals	147	7,102
	Shinhan Financial Group Co. Ltd.	Banks	2,232	76,159
	Shinsegae Co. Ltd.	Multiline Retail	30	6,677
a,e	SillaJen Inc.	Biotechnology	196	1,002
a	SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	108	9,304
a	SK Bioscience Co. Ltd.	Biotechnology	89	20,333
	SK Chemicals Co. Ltd.	Chemicals	40	9,595
	SK Holdings Co. Ltd.	Industrial Conglomerates	141	31,916
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	2,325	202,259
a	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	245	54,835
	SK Networks Co. Ltd.	Trading Companies & Distributors	624	2,719
a	SK Telecom Co. Ltd.	Wireless Telecommunication Services	99	27,091
	SKC Co. Ltd.	Chemicals	87	12,418
	Ssangyong Cement Industrial Co. Ltd.	Construction Materials	492	3,308

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
	Woori Financial Group Inc.	Banks	2,287	$22,503
	Yuhan Corp.	Pharmaceuticals	216	11,220

				4,300,031

	Taiwan 16.6%
	Accton Technology Corp.	Communications Equipment	2,400	22,656
	Acer Inc.	Technology Hardware, Storage & Peripherals	13,000	11,549
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	1,950	25,547
	ASE Industrial Holding Co. Ltd.	Semiconductors & Semiconductor Equipment	15,000	58,685
	Asia Cement Corp.	Construction Materials	11,000	18,004
	ASMedia Technology Inc.	Semiconductors & Semiconductor Equipment	150	8,991
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	3,000	35,050
	AU Optronics Corp.	Electronic Equipment, Instruments & Components	40,000	25,341
	Capital Securities Corp.	Capital Markets	9,000	4,910
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	2,720	16,353
	Cathay Financial Holding Co. Ltd.	Insurance	37,000	76,894
	Chailease Holding Co. Ltd.	Diversified Financial Services	6,300	55,627
	Chang Hwa Commercial Bank Ltd.	Banks	30,300	17,890
	Cheng Shin Rubber Industry Co. Ltd.	Auto Components	8,000	10,194
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,000	8,291
a	China Airlines Ltd.	Airlines	12,000	7,408
	China Development Financial Holding Corp.	Insurance	63,000	32,110
	China Life Insurance Co. Ltd.	Insurance	9,600	9,993
e	China Motor Corp.	Automobiles	800	2,122
	China Steel Corp.	Metals & Mining	56,000	72,963
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	17,000	67,425
	Compal Electronics Inc.	Technology Hardware, Storage & Peripherals	19,000	16,094
	CTBC Financial Holding Co. Ltd.	Banks	82,000	67,400
	Delta Electronics Inc.	Electronic Equipment, Instruments & Components	10,000	90,451
	E.Sun Financial Holding Co. Ltd.	Banks	57,361	54,148
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	960	20,916
a	ENNOSTAR Inc.	Semiconductors & Semiconductor Equipment	2,500	6,371
	Eternal Materials Co. Ltd.	Chemicals	5,000	6,757
a	EVA Airways Corp.	Airlines	11,000	7,462
	Evergreen Marine Corp. Taiwan Ltd.	Marine	12,000	54,270
	Far Eastern International Bank	Banks	10,191	3,822
	Far Eastern New Century Corp.	Industrial Conglomerates	18,000	19,285
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	7,000	15,452
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	1,980	15,280
	First Financial Holding Co. Ltd.	Banks	46,490	37,629
a,b	FIT Hon Teng Ltd., 144A	Electronic Equipment, Instruments & Components	6,000	1,256
	Formosa Chemicals & Fibre Corp.	Chemicals	15,000	45,171
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	6,000	21,364
	Formosa Plastics Corp.	Chemicals	21,500	87,588
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	5,000	5,393
	Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	5,000	12,616
	Fubon Financial Holding Co. Ltd.	Insurance	37,400	102,962
	Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	390	5,767
	Giant Manufacturing Co. Ltd.	Leisure Products	1,000	11,432
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	1,050	29,962
	Hiwin Technologies Corp.	Machinery	1,236	13,731
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	54,000	203,514
	Hotai Motor Co. Ltd.	Specialty Retail	1,500	31,496
a	HTC Corp.	Technology Hardware, Storage & Peripherals	3,000	3,963
	Hua Nan Financial Holdings Co. Ltd.	Banks	45,161	33,068
	Innolux Corp.	Electronic Equipment, Instruments & Components	39,000	23,797

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
	Inventec Corp.	Technology Hardware, Storage & Peripherals	14,000	$12,965
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	470	36,945
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	10,000	22,433
	MediaTek Inc.	Semiconductors & Semiconductor Equipment	6,750	219,262
	Mega Financial Holding Co. Ltd.	Banks	49,000	56,368
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	3,000	13,944
	momo.com Inc.	Internet & Direct Marketing Retail	273	15,874
	Nan Ya Plastics Corp.	Chemicals	25,000	82,105
	Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	1,000	15,613
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	4,000	9,461
	Nien Made Enterprise Co. Ltd.	Household Durables	660	9,381
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	2,700	39,734
a	OBI Pharma Inc.	Biotechnology	1,000	3,733
a	Oneness Biotech Co. Ltd.	Pharmaceuticals	1,200	7,968
	Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	318	18,890
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	9,000	21,644
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	12,000	14,537
	Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	3,000	11,252
	President Chain Store Corp.	Food & Staples Retailing	2,700	27,135
	Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	12,000	33,381
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,100	37,349
	Shin Kong Financial Holding Co. Ltd.	Insurance	57,041	19,061
	Sino-American Silicon Products Inc.	Semiconductors & Semiconductor Equipment	2,000	13,029
	SinoPac Financial Holdings Co. Ltd.	Banks	48,000	23,948
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	6,000	11,242
	Taishin Financial Holding Co. Ltd.	Banks	49,180	31,951
	Taiwan Business Bank	Banks	24,816	8,515
	Taiwan Cement Corp.	Construction Materials	23,000	42,103
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	44,880	35,601
	Taiwan Fertilizer Co. Ltd.	Chemicals	3,000	7,301
	Taiwan Glass Industry Corp.	Building Products	7,000	7,437
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	9,000	9,562
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	7,500	26,624
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	1,000	3,503
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	108,000	2,248,344
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	9,000	10,095
	The Shanghai Commercial & Savings Bank Ltd.	Banks	15,000	23,905
	Transcend Information Inc.	Technology Hardware, Storage & Peripherals	1,000	2,408
	U-Ming Marine Transport Corp.	Marine	2,000	4,925
	Uni-President Enterprises Corp.	Food Products	22,000	53,933
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	6,000	28,427
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	52,000	119,452
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	4,000	21,751
	Voltronic Power Technology Corp.	Electrical Equipment	200	12,275
	Walsin Lihwa Corp.	Electrical Equipment	15,000	13,568
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	2,100	11,532
	Wan Hai Lines Ltd.	Marine	3,300	24,104
	Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	1,920	21,364
	Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	14,000	13,316
	Wistron Corp.	Technology Hardware, Storage & Peripherals	13,000	12,832
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	390	12,179
a	Yageo Corp.	Electronic Equipment, Instruments & Components	2,100	33,354
a	Yang Ming Marine Transport Corp.	Marine	7,000	30,025
	Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	53,000	46,988
	Yulon Motor Co. Ltd.	Automobiles	2,271	3,481
	Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	3,000	10,649

				5,345,178

franklintempleton.com	Semiannual Report	151

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Thailand 2.2%
	Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	5,100	$29,543
	Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	19,200	34,615
a	Asset World Corp PCL, NVDR	Hotels, Restaurants & Leisure	31,800	4,380
	B Grimm Power PCL, NVDR	Independent Power and Renewable Electricity Producers	3,300	3,999
	Bangkok Bank PCL, fgn.	Banks	2,400	8,299
	Bangkok Bank PCL, NVDR	Banks	900	3,099
	Bangkok Dusit Medical Services PCL, NVDR	Health Care Providers & Services	40,200	27,089
	Bangkok Expressway and Metro PCL, NVDR	Transportation Infrastructure	35,400	9,155
	Bangkok Life Assurance PCL, NVDR	Insurance	2,300	1,971
	Banpu PCL, NVDR	Oil, Gas & Consumable Fuels	25,800	9,455
	Berli Jucker PCL, NVDR	Food & Staples Retailing	4,800	4,682
	BTS Group Holdings PCL, NVDR	Road & Rail	38,400	10,668
	Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	1,500	6,273
	Carabao Group PCL, NVDR	Beverages	1,600	5,675
	Central Pattana PCL, NVDR	Real Estate Management & Development	12,300	19,267
	Central Retail Corp. PCL, NVDR	Multiline Retail	12,600	12,475
	Charoen Pokphand Foods PCL, NVDR	Food Products	16,200	12,329
	CP ALL PCL, NVDR	Food & Staples Retailing	23,400	43,916
	Delta Electronics Thailand PCL, NVDR	Electronic Equipment, Instruments & Components	1,300	18,058
	Digital Telecommunications Infrastructure Fund, fgn.	Diversified Financial Services	23,800	9,074
	Electricity Generating PCL, NVDR	Independent Power and Renewable Electricity Producers	1,200	6,171
	Energy Absolute PCL, NVDR	Independent Power and Renewable Electricity Producers	7,600	13,758
	Global Power Synergy PCL, NVDR	Independent Power and Renewable Electricity Producers	3,000	6,694
	Gulf Energy Development PCL, NVDR	Independent Power and Renewable Electricity Producers	19,200	23,550
	Home Product Center PCL, NVDR, NVDR	Specialty Retail	25,200	10,129
	Indorama Ventures PCL, NVDR	Chemicals	8,100	10,653
	Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	6,300	14,989
	IRPC PCL, NVDR	Oil, Gas & Consumable Fuels	47,100	5,791
	Kasikornbank PCL, fgn.	Banks	5,100	20,047
	Kasikornbank PCL, NVDR	Banks	1,700	6,708
	Krung Thai Bank PCL, NVDR	Banks	27,900	9,070
	Krungthai Card PCL, NVDR	Consumer Finance	6,000	9,709
	Land and Houses PCL, NVDR	Real Estate Management & Development	36,900	8,670
a	Minor International PCL, NVDR	Hotels, Restaurants & Leisure	18,000	16,758
	Muangthai Capital PCL, NVDR	Consumer Finance	3,000	5,165
	Osotspa PCL, NVDR	Beverages	6,300	6,331
	PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	6,300	21,878
	PTT Global Chemical PCL, NVDR	Chemicals	9,000	16,824
	PTT Oil & Retail Business PCL, NVDR	Specialty Retail	12,600	10,241
	PTT PCL, NVDR	Oil, Gas & Consumable Fuels	64,500	74,346
	Ratch Group PCL, NVDR	Independent Power and Renewable Electricity Producers	3,300	4,413
	SCG Packaging PCL, NVDR	Containers & Packaging	5,400	9,656
	Siam City Cement PCL, NVDR	Construction Materials	300	1,428
	Siam Commercial Bank PCL, NVDR	Banks	10,800	38,942
	Siam Makro Public Company Ltd., NVDR	Food & Staples Retailing	1,500	2,250
	Sri Trang Gloves Thailand PCL, NVDR	Health Care Equipment & Supplies	4,200	3,879
	Srisawad Corp. PCL, NVDR	Consumer Finance	2,800	5,214
	Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	4,800	7,412
	Thai Union Group PCL, NVDR	Food Products	12,300	7,889
	The Siam Cement PCL, NVDR	Construction Materials	3,800	45,149
	TMB Bank PCL, NVDR	Banks	195,300	6,407

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Thailand (continued)
	Total Access Communication PCL, NVDR	Wireless Telecommunication Services	3,300	$4,023
	True Corporation PCL, NVDR	Diversified Telecommunication Services	46,500	5,222

				713,388

	United Kingdom 0.2%
	CK Hutchison Holdings Ltd.	Industrial Conglomerates	12,000	80,081

	United States 0.1%
b	JS Global Lifestyle Co. Ltd., 144A	Household Durables	3,000	6,975
a,b	Samsonite International SA, 144A	Textiles, Apparel & Luxury Goods	6,000	12,949

				19,924

	Total Common Stocks and Other Equity Interests (Cost $30,320,934)			32,106,142

	Preferred Stocks 0.8%
	South Korea 0.8%
f	Amorepacific Corp., 1.134%, pfd.	Personal Products	45	2,698
f	CJ CheilJedang Corp., 2.040%, pfd.	Food Products	6	1,006
f	Hyundai Motor Co., 4.293%, pfd.	Automobiles	156	12,583
f	Hyundai Motor Co., 4.197%, pfd.	Automobiles	99	8,069
f	LG Chem Ltd., 2.676%, pfd.	Chemicals	34	10,783
f	LG Electronics Inc., 1.900%, pfd.	Household Durables	81	4,502
f	LG Household & Health Care Ltd., 1.721%, pfd.	Personal Products	9	4,880
f	Samsung Electronics Co. Ltd., 4.323%, pfd.	Technology Hardware, Storage & Peripherals	3,708	217,970
f	Samsung Fire & Marine Insurance Co. Ltd., 5.017%, pfd.	Insurance	12	1,779
f	Samsung SDI Co. Ltd., 0.268%, pfd.	Electronic Equipment, Instruments & Components	6	1,984

	Total Preferred Stocks (Cost $222,286)			266,254

	Warrants 0.0%†
	Thailand 0.0%†
a	BTS W7 RBTS Group Holdings PCL, NVDR, 7/22/22	Biotechnology	3,840	—
a	BTS W8 R, 7/22/22	Biotechnology	7,680	—

	Total Warrants (Cost $0)			—

	Rights 0.0%†
	India 0.0%†
a	Bharti Airtel Ltd., rts., 10/21/21	Wireless Telecommunication Services	734	—

	South Korea 0.0%†
a	Hyundai Engineering & Construction Co. Ltd., rts., 22/10/21	Construction & Engineering	5	339
a	Samsung Heavy Industries Co. Ltd., rts., 29/10/21	Machinery	638	576

				915

	Total Rights (Cost $0)			915

	Total Investments before Short Term Investments (Cost $30,543,220)			32,373,311

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Short Term Investments 0.3%
	Investments from Cash Collateral Received for Loaned Securities 0.3%
	United States 0.3%
g,h	Institutional Fiduciary Trust Portfolio, 0.01%	Money Market Funds	92,451	$92,451

	Total Investments (Cost $30,635,671) 100.6%			32,465,762
	Other Assets, less Liabilities (0.6)%			(195,034)

	Net Assets 100.0%			$32,270,728

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $2,084,537, representing 6.5% of net assets.

cA portion or all of the security is on loan at September 30, 2021. See Note 1(d).

dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $291,254, representing 0.9% of net assets.

eFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

fVariable rate security. The rate shown represents the yield at period end.

gSee Note 3(c) regarding investments in affiliated management investment companies.

hThe rate shown is the annualized seven-day effective yield at period end.

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI Emerging Markets Index	Long	1	$49,630	12/17/21	$(1,761)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 339.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Australia ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31,
			2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$29.12		$17.38		$24.63	$24.67	$25.23

Income from investment operations[b]:

Net investment income[c]	0.79		0.81		1.07	1.29	0.52

Net realized and unrealized gains (losses)	0.36		11.55		(7.18)	(0.37)	(1.03)

Total from investment operations	1.15		12.36		(6.11)	0.92	(0.51)

Less distributions from net investment income	(0.52)		(0.62)		(1.14)	(0.96)	(0.05)

Net asset value, end of period	$29.75		$29.12		$17.38	$24.63	$24.67

Total return[d]	3.86%		71.72%		(26.23)%	4.00%	(2.05)%

Ratios to average net assets[e]

Total expenses	0.09%		0.09%		0.09%	0.09%	0.09%

Net investment income	5.15%		3.25%		4.28%	5.30%	4.96%

Supplemental data

Net assets, end of period (000’s)	$23,800		$23,295		$7,820	$7,389	$2,467

Portfolio turnover rate[f]	3.24%	[g]	6.98%	[g]	8.16% [g]	4.56%	1.63%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	3.24%	6.98%	8.16%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin FTSE Australia ETF

		Industry		Shares	Value
	Common Stocks 99.8%
	Australia 96.1%
	Adbri Ltd.	Construction Materials		8,304	$19,375
a	Afterpay Ltd.	IT Services		4,048	354,749
	AGL Energy Ltd.	Multi-Utilities		11,280	47,096
	ALS Ltd.	Professional Services		8,720	79,933
	Altium Ltd.	Software		1,968	50,495
	Alumina Ltd.	Metals & Mining		45,824	69,512
a	AMP Ltd.	Diversified Financial Services		59,408	42,484
	Ampol Ltd.	Oil, Gas & Consumable Fuels		4,320	87,219
	Ansell Ltd.	Health Care Equipment & Supplies		2,336	57,709
	Apa Group	Gas Utilities		21,456	135,149
	Appen Ltd.	IT Services		1,984	12,841
	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure		11,600	393,406
	Atlas Arteria Ltd.	Transportation Infrastructure		17,392	81,535
	Aurizon Holdings Ltd.	Road & Rail		32,000	87,607
	AusNet Services	Electric Utilities		33,808	61,541
	Australia & New Zealand Banking Group Ltd.	Banks		51,696	1,051,195
	Australian Stock Exchange Ltd.	Capital Markets		3,520	205,956
	Bank of Queensland Ltd.	Banks		11,616	78,538
	Beach Energy Ltd.	Oil, Gas & Consumable Fuels		32,016	34,575
	Bendigo and Adelaide Bank Ltd.	Banks		9,872	67,388
	BHP Group Ltd.	Metals & Mining		53,520	1,454,010
	BlueScope Steel Ltd.	Metals & Mining		9,152	135,524
a	Boral Ltd.	Construction Materials		7,312	32,430
	Brambles Ltd.	Commercial Services & Supplies		26,400	205,384
	carsales.com Ltd.	Interactive Media & Services		4,896	89,618
	Challenger Ltd.	Diversified Financial Services		12,160	55,162
	Charter Hall Group	Equity Real Estate Investment Trusts (REITs	)	8,432	104,458
	Cimic Group Ltd.	Construction & Engineering		1,696	24,086
	Cleanaway Waste Management Ltd.	Commercial Services & Supplies		24,784	49,412
	Cochlear Ltd.	Health Care Equipment & Supplies		1,168	185,953
	Coles Group Ltd.	Food & Staples Retailing		23,024	282,567
	Commonwealth Bank of Australia	Banks		32,240	2,429,697
	Computershare Ltd.	IT Services		9,744	128,243
a	Crown Resorts Ltd.	Hotels, Restaurants & Leisure		6,304	43,624
	CSL Ltd.	Biotechnology		8,256	1,749,756
	CSR Ltd.	Construction Materials		8,800	35,534
	Deterra Royalties Ltd.	Metals & Mining		7,680	21,026
	Dexus	Equity Real Estate Investment Trusts (REITs	)	19,552	152,533
	Domain Holdings Australia Ltd.	Interactive Media & Services		4,208	17,174
	Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure		1,104	127,963
	Downer EDI Ltd.	Commercial Services & Supplies		12,704	59,282
	Endeavour Group Ltd.	Food & Staples Retailing		23,040	116,168
	Evolution Mining Ltd.	Metals & Mining		30,976	78,091
a	Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure		2,608	40,428
	Fortescue Metals Group Ltd.	Metals & Mining		28,880	312,088
	Goodman Group	Equity Real Estate Investment Trusts (REITs	)	32,928	515,671
	GPT Group	Equity Real Estate Investment Trusts (REITs	)	34,816	127,507
	Harvey Norman Holdings Ltd.	Multiline Retail		10,720	38,950
	IDP Education Ltd.	Diversified Consumer Services		3,280	80,817
	IGO Ltd.	Metals & Mining		11,296	72,458
	Iluka Resources Ltd.	Metals & Mining		7,632	50,058
	Incitec Pivot Ltd.	Chemicals		35,248	74,857
	Insurance Australia Group Ltd.	Insurance		44,784	159,161
	IOOF Holdings Ltd.	Capital Markets		11,536	35,915
	JB Hi-Fi Ltd.	Specialty Retail		2,048	67,341
	Lendlease Crop. Ltd.	Real Estate Management & Development		12,480	97,812
	Macquarie Group Ltd.	Capital Markets		6,064	797,220

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Australia ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Australia (continued)
	Magellan Financial Group Ltd.	Capital Markets		2,512	$64,180
	Medibank Private Ltd.	Insurance		50,064	129,828
	Metcash Ltd.	Food & Staples Retailing		17,552	49,827
	Mineral Resources Ltd.	Metals & Mining		2,528	81,828
	Mirvac Group	Equity Real Estate Investment Trusts (REITs	)	71,504	154,436
	National Australia Bank Ltd.	Banks		59,920	1,204,572
	Newcrest Mining Ltd.	Metals & Mining		14,832	242,563
a	NEXTDC Ltd.	IT Services		8,224	71,466
	Northern Star Resources Ltd.	Metals & Mining		20,640	126,729
a	Nufarm Ltd.	Chemicals		5,792	20,082
	Oil Search Ltd.	Oil, Gas & Consumable Fuels		37,680	119,488
	Orica Ltd.	Chemicals		7,360	73,315
	Origin Energy Ltd.	Electric Utilities		31,920	109,062
	Orora Ltd.	Containers & Packaging		15,920	35,764
	OZ Minerals Ltd.	Metals & Mining		5,904	96,000
	Perpetual Ltd.	Capital Markets		1,024	28,278
	Platinum Asset Management Ltd.	Capital Markets		5,472	13,993
	Pro Medicus Ltd.	Health Care Technology		752	29,665
a	Qantas Airways Ltd.	Airlines		13,376	54,784
	QBE Insurance Group Ltd.	Insurance		26,752	225,321
	Qube Logistics Holdings Ltd.	Transportation Infrastructure		26,640	63,503
	Ramsay Health Care Ltd.	Health Care Providers & Services		3,168	159,319
	REA Group Ltd.	Interactive Media & Services		912	104,648
	Reece Ltd.	Trading Companies & Distributors		4,816	66,550
	Rio Tinto Ltd.	Metals & Mining		6,736	487,451
	Santos Ltd.	Oil, Gas & Consumable Fuels		32,144	166,482
	Scentre Group	Equity Real Estate Investment Trusts (REITs	)	94,272	203,611
	SEEK Ltd.	Interactive Media & Services		6,336	142,430
	Seven Group Holdings Ltd.	Trading Companies & Distributors		2,560	38,260
	Shopping Centres Australasia Property Group	Equity Real Estate Investment Trusts (REITs	)	19,632	38,289
	Sonic Healthcare Ltd.	Health Care Providers & Services		8,672	254,703
	South32 Ltd.	Metals & Mining		85,792	218,761
	Stockland	Equity Real Estate Investment Trusts (REITs	)	43,360	140,319
	Suncorp-Metway Ltd.	Insurance		23,296	211,358
a	Sydney Airport	Transportation Infrastructure		24,048	143,138
	Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure		37,792	134,038
	Telstra Corp. Ltd.	Diversified Telecommunication Services		75,680	214,843
a	The Star Entertainment Group Ltd.	Hotels, Restaurants & Leisure		15,552	50,216
	TPG Telecom Limited	Diversified Telecommunication Services		6,672	34,026
	Transurban Group	Transportation Infrastructure		49,728	508,642
	Transurban Group	Transportation Infrastructure		5,526	56,523
	Treasury Wine Estates Ltd.	Beverages		13,120	117,612
	Vicinity Centres	Equity Real Estate Investment Trusts (REITs	)	68,528	82,667
	Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels		1,648	46,451
	Wesfarmers Ltd.	Multiline Retail		20,560	827,972
	Westpac Banking Corp.	Banks		66,640	1,251,573
a	Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels		15,616	36,435
	WiseTech Global Ltd.	Software		1,520	58,906
	Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels		17,456	301,111
	Woolworths Group Ltd.	Food & Staples Retailing		23,024	654,445
	Worley Ltd.	Energy Equipment & Services		6,784	48,563

					22,860,307

	Ireland 1.2%
	James Hardie Industries PLC, CDI	Construction Materials		8,064	292,824

	New Zealand 1.0%
a	Xero Ltd.	Software		2,272	228,124

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Australia ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
United Kingdom 1.4%
Amcor PLC, IDR	Containers & Packaging	28,016	$333,512

United States 0.1%
Sims Ltd.	Metals & Mining	3,008	28,964

Total Investments (Cost $20,947,807) 99.8%			23,743,731
Other Assets, less Liabilities 0.2%			56,040

Net Assets 100.0%			$23,799,771

See Abbreviations on page 339

aNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Brazil ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31,
		2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$20.70	$14.46		$25.72	$27.87	$24.37

Income from investment operations[b]:

Net investment income[c]	0.97	0.46		1.07	0.80	0.50

Net realized and unrealized gains (losses)	(1.18)	6.31		(11.33)	(2.07)	3.11

Total from investment operations	(0.21)	6.77		(10.26)	(1.27)	3.61

Less distributions from net investment income	(0.41)	(0.53)		(1.00)	(0.88)	(0.11)

Net asset value, end of period	$20.08	$20.70		$14.46	$25.72	$27.87

Total return[d]	(1.43)%	46.83%		(41.69)%	(3.98)%	14.86%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%		0.23%	0.19%	0.19%

Net investment income	8.37%	2.43%		4.26%	3.37%	4.53%

Supplemental data

Net assets, end of period (000’s)	$202,781	$107,656		$102,700	$20,579	$44,593

Portfolio turnover rate[f]	13.17% [g]	21.01%	[g]	36.07% [g]	39.76%	4.79%

aFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	9.44%	9.31%	17.47%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin FTSE Brazil ETF

		Industry	Shares	Value
	Common Stocks 72.2%
	Brazil 70.7%
	Aliansce Sonae Shopping Centers SA	Real Estate Management & Development	60,600	$252,681
	Ambev SA	Beverages	2,131,120	5,983,985
a	Americanas SA	Internet & Direct Marketing Retail	202,072	1,146,666
	Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	121,200	395,036
a	Azul SA	Airlines	131,300	877,357
	B3 SA – Brasil Bolsa Balcao	Capital Markets	2,989,600	6,989,944
	Banco Bradesco SA	Banks	686,840	2,251,273
	Banco BTG Pactual SA	Capital Markets	464,600	2,145,265
	Banco do Brasil SA	Banks	414,104	2,196,334
	Banco Inter SA	Banks	222,200	621,878
	Banco Santander Brasil SA	Banks	181,800	1,180,103
	BB Seguridade Participacoes SA	Insurance	333,300	1,220,308
a	BR Malls Participacoes SA	Real Estate Management & Development	414,100	614,056
	Bradespar SA	Metals & Mining	14,830	129,115
a	BRF SA	Food Products	393,900	1,958,331
	CCR SA	Transportation Infrastructure	545,400	1,171,095
	Centrais Eletricas Brasileiras SA	Electric Utilities	303,000	2,141,447
	Cia Brasileira de Distribuicao	Food & Staples Retailing	80,877	382,054
	Cia Siderurgica Nacional SA	Metals & Mining	313,100	1,650,859
	Cielo SA	IT Services	575,700	241,948
a	Cogna Educacao	Diversified Consumer Services	919,100	457,113
	Companhia de Locacao das Americas	Road & Rail	171,700	765,401
	Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	161,600	1,143,884
	Companhia Energetica de Minas Gerais	Electric Utilities	121,262	380,105
	Companhia Paranaense de Energia-Copel	Electric Utilities	151,500	185,173
	Cosan SA	Oil, Gas & Consumable Fuels	585,800	2,470,532
	CPFL Energia SA	Electric Utilities	90,900	449,253
	CSN Mineracao SA	Metals & Mining	262,600	306,991
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	Household Durables	141,400	467,103
	Dexco SA	Paper & Forest Products	131,300	408,919
	EDP – Energias do Brasil SA	Electric Utilities	131,300	442,414
a	Embraer SA	Aerospace & Defense	363,600	1,543,443
	Energisa SA	Electric Utilities	121,280	977,336
a	Eneva SA	Independent Power and Renewable Electricity Producers	474,700	1,434,842
	Engie Brasil Energia SA	Independent Power and Renewable Electricity Producers	85,000	584,356
	Equatorial Energia SA	Electric Utilities	444,400	2,067,489
	Ez Tec Empreendimentos e Participacoes SA	Household Durables	50,500	211,679
	Fleury SA	Health Care Providers & Services	121,200	492,016
	Grendene SA	Textiles, Apparel & Luxury Goods	171,700	291,791
a	Grupo Mateus SA	Food & Staples Retailing	191,900	268,362
	Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	42,739	106,124
b,c	Hapvida Participacoes e Investimentos SA, 144A, Reg S	Health Care Providers & Services	626,200	1,561,794
	Hypera SA	Pharmaceuticals	191,900	1,131,910
	IRB Brasil Resseguros SA	Insurance	545,427	473,466
	Itau Unibanco Holding SA	Banks	222,200	1,101,030
a	Klabin SA	Containers & Packaging	393,900	1,750,137
	Localiza Rent a Car SA	Road & Rail	292,900	2,927,979
b	Locaweb Servicos de Internet SA, 144A	IT Services	212,100	890,611
	Lojas Americanas SA	Internet & Direct Marketing Retail	141,441	114,474

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Brazil ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Brazil (continued)
	Lojas Renner SA	Multiline Retail	414,140	$2,616,069
	M Dias Branco SA	Food Products	60,600	367,455
	Magazine Luiza SA	Multiline Retail	1,464,544	3,854,275
	Marfrig Global Foods SA	Food Products	161,600	761,008
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	131,300	458,558
a	Natura & Co. Holding SA	Personal Products	466,016	3,897,364
	Neoenergia SA	Electric Utilities	111,100	312,162
	Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	252,500	3,457,400
	Odontoprev SA	Health Care Providers & Services	131,300	396,630
a	Petro Rio SA	Oil, Gas & Consumable Fuels	333,300	1,530,431
	Petrobras Distribuidora SA	Specialty Retail	575,700	2,481,821
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	1,807,940	9,340,144
	Porto Seguro SA	Insurance	45,000	408,468
	Qualicorp Consultoria e Corretora de Seguros SA	Health Care Providers & Services	90,900	333,478
	Raia Drogasil SA	Food & Staples Retailing	525,243	2,252,735
b	Rede D’Or Sao Luiz SA, 144A	Health Care Providers & Services	232,300	2,895,170
a	Rumo SA	Road & Rail	616,160	1,898,608
	Sao Martinho SA	Food Products	80,800	518,707
	Sendas Distribuidora SA	Food & Staples Retailing	383,885	1,341,403
	SIMPAR SA	Road & Rail	111,100	278,724
	Sul America SA	Insurance	202,041	944,779
a	Suzano SA	Paper & Forest Products	353,572	3,537,732
	Telefonica Brasil SA	Diversified Telecommunication Services	212,100	1,668,727
	TIM SA	Wireless Telecommunication Services	404,000	871,185
	Totvs SA	Software	242,400	1,605,946
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	111,100	730,757
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	404,006	1,092,890
	Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	80,800	233,107
	Vale SA	Metals & Mining	1,929,130	26,992,030
a	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	Road & Rail	90,900	249,400
a	Via SA	Specialty Retail	767,600	1,086,127
	WEG SA	Electrical Equipment	727,200	5,288,946
	YDUQS Participacoes SA	Diversified Consumer Services	151,500	660,618

				143,318,316

	United States 1.5%
	JBS SA	Food Products	454,500	3,092,058

	Total Common Stocks (Cost $184,740,116)			146,410,374

	Preferred Stocks 25.9%
	Brazil 25.9%
a,d	Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	80,800	782,954
d	Banco Bradesco SA, 5.530%, pfd.	Banks	2,302,861	8,803,354
d	Banco Inter SA, 0.108%, pfd.	Banks	444,400	1,278,826
d	Banco Pan SA, 1.328%, pfd.	Banks	141,400	414,165
d	Bradespar SA, 10.306%, pfd.	Metals & Mining	125,485	1,203,747
a,d	Braskem SA, Pfd., A	Chemicals	90,900	989,926
d	Centrais Eletricas Brasileiras SA, 5.473%, pfd.	Electric Utilities	131,300	933,021
d	Cia de Transmissao de Energia Eletrica Paulista, 14.243%, pfd.	Electric Utilities	90,900	405,713
d	Cia Energetica de Minas Gerais, 5.738%, pfd.	Electric Utilities	484,874	1,248,469

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Brazil ETF (continued)

		Industry	Shares	Value
	Preferred Stocks (continued)
	Brazil (continued)
d	Cia Energetica de Sao Paulo, 10.995%, pfd.	Independent Power and Renewable Electricity Producers	90,900	$393,868
d	Companhia Paranaense de Energia, 13.297%, pfd.	Electric Utilities	656,500	877,117
d	Gerdau SA, 6.421%, pfd.	Metals & Mining	525,200	2,612,072
d	Itau Unibanco Holding SA, 2.423%, pfd.	Banks	2,343,200	12,440,819
d	Itausa SA, 2.819%, pfd.	Banks	2,211,960	4,522,240
d	Lojas Americanas SA, 4.440%, pfd.	Internet & DirectMarketing Retail	454,519	402,059
d	Metalurgica Gerdau SA, 7.488%, pfd.	Metals & Mining	353,500	805,753
d	Petroleo Brasileiro SA, 8.825%, pfd.	Oil, Gas & Consumable Fuels	2,737,140	13,678,416
d	Usinas Siderurgicas de Minas Gerais SA Usiminas, 7.649%, pfd.	Metals & Mining	222,200	657,355

	Total Preferred Stocks (Cost $67,096,207)			52,449,874

	Total Investments (Cost $251,836,323) 98.1%			198,860,248
	Other Assets, less Liabilities 1.9%			3,920,623

	Net Assets 100.0%			$202,780,871

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $5,347,575, representing 2.6% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the value of this security was $1,561,794, representing 0.8% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Bovespa Index	Long	130	$2,642,825	10/13/21	$(102,149)
Mini Bovespa Index	Long	17	69,100	10/13/21	(6,996)

Total Futures Contracts					$(109,145)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 339.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Canada ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31,
			2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$30.20		$19.50		$24.13	$23.77	$24.80

Income from investment operations[b]:

Net investment income[c]	0.39		0.75		0.69	0.67	0.24

Net realized and unrealized gains (losses)	1.99		10.63		(4.72)	0.33	(1.25)

Total from investment operations	2.38		11.38		(4.03)	1.00	(1.01)

Less distributions from net investment income	(0.24)		(0.68)		(0.60)	(0.64)	(0.02)

Net asset value, end of period	$32.34		$30.20		$19.50	$24.13	$23.77

Total return[d]	7.85%		59.10%		(17.25)%	4.48%	(4.06)%

Ratios to average net assets[e]

Total expenses	0.09%		0.09%		0.09%	0.09%	0.09%

Net investment income	2.37%		2.88%		2.73%	2.79%	2.39%

Supplemental data

Net assets, end of period (000’s)	$27,488		$24,160		$4,876	$4,827	$2,377

Portfolio turnover rate[f]	2.12%	[g]	3.14%	[g]	4.57% [g]	6.95%	1.26%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	2.12%	3.14%	4.57%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin FTSE Canada ETF

		Industry	Shares	Value
	Common Stocks 99.8%
	Canada 97.3%
	Agnico Eagle Mines Ltd.	Metals & Mining	4,063	$210,743
	Alimentation Couche-Tard Inc., B	Food & Staples Retailing	13,277	507,876
	Bank of Montreal	Banks	10,846	1,082,588
	Barrick Gold Corp.	Metals & Mining	29,699	536,146
	BCE Inc.	Diversified Telecommunication Services	5,049	252,878
	Brookfield Asset Management Inc., A	Capital Markets	22,321	1,195,821
	Brookfield Asset Management Reinsurance Partners Ltd., A	Capital Markets	153	8,478
	Canadian Imperial Bank of Commerce	Banks	7,344	817,385
	Canadian National Railway Co.	Road & Rail	9,928	1,150,280
	Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	19,465	711,548
	Canadian Pacific Railway Ltd.	Road & Rail	11,186	730,311
	Canadian Tire Corp. Ltd., A	Multiline Retail	952	133,191
	Canadian Utilities Ltd., A	Multi-Utilities	2,040	54,959
a	Canopy Growth Corp.	Pharmaceuticals	4,114	56,992
	Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	21,131	213,003
a	CGI Inc., A	IT Services	3,655	310,409
	Constellation Software Inc.	Software	320	524,140
	Dollarama Inc.	Multiline Retail	4,845	210,115
	Enbridge Inc.	Oil, Gas & Consumable Fuels	33,915	1,350,871
	Fairfax Financial Holdings Ltd.	Insurance	408	164,672
	Fortis Inc.	Electric Utilities	7,871	349,111
	Franco-Nevada Corp.	Metals & Mining	3,179	412,917
	George Weston Ltd.	Food & Staples Retailing	1,224	131,999
	Great-West Lifeco Inc.	Insurance	4,505	137,051
	Hydro One Ltd.	Electric Utilities	5,270	124,548
	IGM Financial Inc.	Capital Markets	1,343	47,970
	Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	3,587	113,342
	Intact Financial Corp.	Insurance	2,380	314,641
	Loblaw Cos. Ltd.	Food & Staples Retailing	2,669	183,123
	Magna International Inc.	Auto Components	4,709	354,313
	Manulife Financial Corp.	Insurance	32,606	627,489
	Metro Inc., A	Food & Staples Retailing	4,114	200,983
	National Bank of Canada	Banks	5,644	433,396
	Nutrien Ltd.	Chemicals	9,554	619,990
	Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	9,180	290,940
	Power Corp. of Canada	Insurance	9,112	300,293
	Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	5,083	311,356
	Rogers Communications Inc., B	Wireless Telecommunication Services	5,848	273,047
	Royal Bank of Canada	Banks	23,885	2,376,151
	Saputo Inc.	Food Products	4,012	102,006
	Shaw Communications Inc.	Media	7,174	208,507
a	Shopify Inc., A	IT Services	1,887	2,560,815
	Sun Life Financial Inc.	Insurance	9,826	505,707
	Suncor Energy Inc.	Oil, Gas & Consumable Fuels	24,888	515,893
	TC Energy Corp.	Oil, Gas & Consumable Fuels	16,405	789,398
	Teck Resources Ltd., B	Metals & Mining	7,786	193,782
	TELUS Corp.	Diversified Telecommunication Services	7,582	166,620
	The Bank of Nova Scotia	Banks	20,332	1,251,200
	The Toronto-Dominion Bank	Banks	30,481	2,017,470
	Thomson Reuters Corp.	Professional Services	2,822	311,971
	Wheaton Precious Metals Corp.	Metals & Mining	7,548	284,081

				26,732,516

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Canada ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States 2.5%
a	Bausch Health Cos. Inc.	Pharmaceuticals	5,253	$146,455
	Waste Connections Inc.	Commercial Services & Supplies	4,386	552,694

				699,149

	Total Investments (Cost $23,681,181) 99.8%			27,431,665
	Other Assets, less Liabilities 0.2%			56,513

	Net Assets 100.0%			$27,488,178

aNon-income producing.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	165

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE China ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31,
		2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$31.78	$22.19		$24.01	$25.99	$24.95

Income from investment operations[b]:

Net investment income (loss)[c]	0.42	0.32		0.45	0.40	(0.01)

Net realized and unrealized gains (losses)	(5.49)	9.56		(1.78)	(1.99)	1.05

Total from investment operations	(5.07)	9.88		(1.33)	(1.59)	1.04

Less distributions from net investment income	(0.02)	(0.29)		(0.49)	(0.39)	—	[d]

Net asset value, end of period	$26.69	$31.78		$22.19	$24.01	$25.99

Total return[e]	(15.98)%	44.67%		(5.64)%	(5.94)%	4.17%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.19%	0.19%		0.19%	0.19%	0.19%

Expenses net waiver and payments by affiliates	0.19%	0.19%		0.19%	—%	—%

Net investment income (loss)	2.78%	1.06%		1.94%	1.70%	(0.12)%

Supplemental data

Net assets, end of period (000’s)	$128,093	$120,782		$48,807	$43,220	$31,191

Portfolio turnover rate[g]	7.56% [h]	15.97%	[h]	32.47% [h]	7.21%	2.71%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	6.80%	15.31%	32.47%

166	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin FTSE China ETF

		Industry	Shares	Value
	Common Stocks 99.8%
	China 94.8%
a	360 DigiTech Inc.	Consumer Finance	6,360	$129,235
a	360 Security Technology Inc., A	Software	4,800	8,835
a,b	3SBio Inc., 144A	Biotechnology	60,000	58,962
a	51job Inc., ADR	Professional Services	1,344	93,448
b	A-Living Services Co. Ltd., 144A	Commercial Services & Supplies	18,000	64,049
	Addsino Co. Ltd., A	Communications Equipment	4,800	11,208
a	Advanced Micro-Fabrication Equipment Inc. China, A	Semiconductors & Semiconductor Equipment	2,400	56,449
	AECC Aviation Power Co. Ltd., A	Aerospace & Defense	9,600	79,117
	Agile Group Holdings Ltd.	Real Estate Management & Development	68,000	63,592
	Agricultural Bank of China Ltd., A	Banks	468,000	213,189
	Agricultural Bank of China Ltd., H	Banks	1,488,000	512,270
	Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	18,890	156,295
a	Air China Ltd., A	Airlines	19,200	22,133
a	Air China Ltd., H	Airlines	96,000	63,510
a,b	Akeso Inc., 144A	Biotechnology	24,000	131,952
a	Alibaba Group Holding Ltd.	Internet & Direct Marketing Retail	686,432	12,538,859
a	Alpha Group, A	Leisure Products	7,200	5,890
a	Aluminum Corp. of China Ltd., A	Metals & Mining	40,800	48,993
a	Aluminum Corp. of China Ltd., H	Metals & Mining	192,000	145,271
	Angang Steel Co. Ltd.	Metals & Mining	19,200	14,309
	Angang Steel Co. Ltd., H	Metals & Mining	66,000	40,695
	Angel Yeast Co. Ltd., A	Food Products	2,400	18,656
	Anhui Anke Biotechnology Group Co. Ltd.	Biotechnology	5,916	10,954
	Anhui Conch Cement Co. Ltd., A	Construction Materials	14,400	91,032
	Anhui Conch Cement Co. Ltd., H	Construction Materials	60,000	323,714
	Anhui Expressway Co. Ltd., H	Transportation Infrastructure	18,000	11,029
	Anhui Gujing Distillery Co. Ltd., A	Beverages	1,100	40,653
	Anhui Gujing Distillery Co. Ltd., B	Beverages	5,800	75,541
	Anhui Zhongding Sealing Parts Co. Ltd., A	Auto Components	4,800	10,888
	Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	55,280	1,042,449
	Asymchem Laboratories Tianjin Co. Ltd., A	Pharmaceuticals	500	34,544
	Autohome Inc., ADR	Interactive Media & Services	2,976	139,664
	Avary Holding Shenzhen Co. Ltd., A	Electronic Equipment, Instruments & Components	2,400	12,394
	Avic Capital Co. Ltd., A	Diversified Financial Services	31,200	18,515
	AVIC Electromechanical Systems Co. Ltd.	Aerospace & Defense	14,400	29,541
	AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	120,000	75,842
	AVICOPTER PLC, A	Aerospace & Defense	2,400	20,676
b	BAIC Motor Corp. Ltd., 144A	Automobiles	120,000	41,620
a	Baidu Inc., ADR	Interactive Media & Services	13,368	2,055,330
	Bank of Beijing Co. Ltd., A	Banks	67,200	45,397
	Bank of Changsha Co. Ltd., A	Banks	12,000	15,395
	Bank of Chengdu Co. Ltd., A	Banks	4,800	8,821
	Bank of China Ltd., A	Banks	254,400	120,223
	Bank of China Ltd., H	Banks	3,672,000	1,301,885
	Bank of Communications Co. Ltd., A	Banks	129,600	90,363
	Bank of Communications Co. Ltd., H	Banks	348,000	206,530
	Bank of Guiyang Co. Ltd., A	Banks	7,200	7,519
	Bank of Hangzhou Co. Ltd., A	Banks	21,600	49,967
	Bank of Jiangsu Co. Ltd., A	Banks	20,000	18,035
	Bank of Nanjing Co. Ltd., A	Banks	36,000	50,480
	Bank of Ningbo Co. Ltd., A	Banks	19,200	104,568
	Bank of Qingdao Co. Ltd., A	Banks	7,200	5,344
	Bank of Shanghai Co. Ltd., A	Banks	45,600	51,648
	Bank of Suzhou Co. Ltd., A	Banks	4,800	5,065
a	Bank of Zhengzhou Co. Ltd.	Banks	12,000	6,415
	Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	64,800	87,350

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	BBMG Corp., A	Construction Materials	21,600	$9,438
	BBMG Corp., H	Construction Materials	120,000	20,502
	Beijing Capital Co. Ltd., A	Water Utilities	28,800	16,555
	Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	7,200	5,823
a	Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	96,000	56,604
	Beijing Dabeinong Technology Group Co. Ltd.	Food Products	12,000	14,056
a	Beijing E-Hualu Information Technology Co. Ltd., A	Software	2,400	11,059
	Beijing Enlight Media Co. Ltd.	Entertainment	9,600	14,756
	Beijing Enterprises Holdings Ltd.	Gas Utilities	26,000	104,038
a	Beijing Jetsen Technology Co. Ltd.	Software	12,000	8,218
	Beijing Jingneng Clean Energy Co. Ltd., H	Independent Power and Renewable Electricity Producers	96,000	33,296
	Beijing Kingsoft Office Software Inc., A	Software	1,560	68,481
	Beijing New Building Materials PLC	Building Products	4,800	23,762
a	Beijing Orient National Communication Science &Technology Co. Ltd.	Software	4,800	6,783
	Beijing Originwater Technology Co. Ltd.	Commercial Services & Supplies	12,000	14,447
	Beijing Roborock Technology Co. Ltd., A	Household Durables	200	21,907
a	Beijing Sanju Environmental Protection and New Material Co. Ltd.	Chemicals	8,400	8,876
	Beijing Shiji Information Technology Co. Ltd.	Software	4,000	15,792
a	Beijing Shougang Co. Ltd.	Metals & Mining	9,600	10,888
	Beijing Shunxin Agriculture Co. Ltd., A	Beverages	2,400	13,142
	Beijing Sinnet Technology Co. Ltd., A	IT Services	5,000	9,971
	Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	5,200	25,791
a	Beijing Ultrapower Software Co. Ltd.	IT Services	7,200	6,448
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A	Biotechnology	700	24,078
	Beijing Yanjing Brewery Co. Ltd.	Beverages	9,600	9,743
	Beijing Zhong Ke San Huan High-Tech Co. Ltd.	Electronic Equipment, Instruments & Components	2,400	3,890
	Beijing-Shanghai High Speed Railway Co. Ltd.	Road & Rail	33,600	24,781
a	Bilibili Inc., ADR	Entertainment	12,096	800,392
b	Blue Moon Group Holdings Ltd., 144A	Household Products	36,000	31,493
	Blue Sail Medical Co. Ltd., A	Health Care Equipment & Supplies	2,400	6,686
	Bluefocus Intelligent Communications Group Co. Ltd.	Media	9,600	8,359
	Bluestar Adisseo Co., A	Chemicals	4,800	8,850
	BOC International China Co. Ltd., A	Capital Markets	2,400	5,585
	BOE Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	115,200	90,139
	BOE Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	50,400	21,236
	Boya Bio-pharmaceutical Group Co. Ltd., A	Biotechnology	2,400	13,052
	Bright Dairy & Food Co. Ltd., A	Food Products	4,800	10,338
a	Brilliance China Automotive Holdings Ltd.	Automobiles	108,000	46,529
a	BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	2,400	8,107
	By-health Co. Ltd., A	Personal Products	4,800	21,003
	BYD Co. Ltd.	Automobiles	6,100	235,824
	BYD Co. Ltd., H	Automobiles	38,500	1,201,788

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	BYD Electronic International Co. Ltd.	Communications Equipment	38,500	$135,758
	C&S Paper Co. Ltd., A	Household Products	4,800	12,852
	Caitong Securities Co. Ltd., A	Capital Markets	4,800	8,040
	Camel Group Co. Ltd., A	Electrical Equipment	4,800	9,044
a,b,c	CanSino Biologics Inc., 144A, Reg S	Pharmaceuticals	3,200	113,043
a	CanSino Biologics Inc., A	Pharmaceuticals	240	12,598
	CECEP Solar Energy Co. Ltd.	Independent Power and Renewable Electricity Producers	9,600	18,697
	CECEP Wind-Power Corp	Independent Power and Renewable Electricity Producers	19,200	23,472
a	Central China Securities Co. Ltd., A	Capital Markets	14,400	10,732
a	Central China Securities Co. Ltd., H	Capital Markets	48,000	8,756
	CGN Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	26,400	13,785
b	CGN Power Co. Ltd., H, 144A	Independent Power and Renewable Electricity Producers	528,000	160,747
	Changchun High & New Technology Industry Group Inc.	Pharmaceuticals	1,200	51,068
	Changjiang Securities Co. Ltd.	Capital Markets	19,200	22,758
	Changzhou Xingyu Automotive LightingSystems Co. Ltd., A	Auto Components	600	16,827
	Chaozhou Three-Circle Group Co. Ltd., A	Electronic Equipment, Instruments & Components	7,200	41,388
	Chengdu Xingrong Environment Co. Ltd., A	Water Utilities	14,400	12,740
	China Aoyuan Group Ltd.	Real Estate Management & Development	48,000	25,342
	China Baoan Group Co. Ltd.	Industrial Conglomerates	9,600	28,529
	China Cinda Asset Management Co. Ltd., H	Capital Markets	432,000	73,252
	China CITIC Bank Corp. Ltd., A	Banks	36,000	25,435
	China CITIC Bank Corp. Ltd., H	Banks	456,000	206,190
	China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	16,800	23,479
	China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	96,000	73,375
	China Communications Services Corp. Ltd., H	Construction & Engineering	114,000	63,263
	China Conch Venture Holdings Ltd.	Construction & Engineering	79,500	368,157
	China Construction Bank Corp., A	Banks	33,600	31,080
	China Construction Bank Corp., H	Banks	4,512,000	3,234,180
a	China COSCO Holdings Co. Ltd., A	Marine	40,380	108,114
a	China CSSC Holdings Ltd., A	Machinery	14,400	56,002
b,c	China East Education Holdings Ltd., 144A, Reg S	Diversified Consumer Services	24,000	24,756
a	China Eastern Airlines Corp. Ltd., A	Airlines	36,000	26,272
a	China Eastern Airlines Corp. Ltd., H	Airlines	96,000	36,873
	China Everbright Bank Co. Ltd., A	Banks	136,800	71,855
	China Everbright Bank Co. Ltd., H	Banks	144,000	50,869
d	China Evergrande Group	Real Estate Management & Development	96,000	36,379
b,c	China Feihe Ltd., 144A, Reg S	Food Products	130,000	219,432
a	China Fortune Land Development Co. Ltd., A	Real Estate Management & Development	12,196	7,578
	China Galaxy Securities Co. Ltd., A	Capital Markets	9,600	15,588
	China Galaxy Securities Co. Ltd., H	Capital Markets	180,000	104,745
	China Great Wall Securities Co. Ltd., A	Capital Markets	9,600	17,611
	China Greatwall Technology Group Co. Ltd.	Technology Hardware, Storage & Peripherals	9,600	19,619
	China Hongqiao Group Ltd.	Metals & Mining	108,000	139,012
a,b	China Huarong Asset Management Co. Ltd., 144A	Capital Markets	437,000	—
a	China International Capital Corp. Ltd., A	Capital Markets	2,400	21,278
b	China International Capital Corp. Ltd., H, 144A	Capital Markets	67,200	176,532

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China International Marine Containers (Group) Co. Ltd., H	Machinery	24,000	$50,684
	China International Marine Containers Group Co. Ltd.	Machinery	5,100	14,089
	China Jushi Co. Ltd., A	Construction Materials	13,287	36,192
	China Lesso Group Holdings Ltd.	Building Products	48,000	76,951
	China Life Insurance Co. Ltd., A	Insurance	16,800	77,571
	China Life Insurance Co. Ltd., H	Insurance	360,000	591,009
a,b	China Literature Ltd., 144A	Media	20,200	154,134
a	China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	10,560	484,282
	China Longyuan Power Group Corp.	Independent Power and Renewable Electricity Producers	168,000	415,217
	China Medical System Holdings Ltd.	Pharmaceuticals	61,000	111,270
	China Meheco Co. Ltd., A	Trading Companies & Distributors	4,800	8,397
	China Meidong Auto Holdings Ltd.	Specialty Retail	22,000	110,500
	China Merchants Bank Co. Ltd., A	Banks	69,600	544,053
	China Merchants Bank Co. Ltd., H	Banks	180,000	1,434,747
	China Merchants Energy Shipping Co. Ltd., A	Oil, Gas & Consumable Fuels	26,400	22,580
	China Merchants Expressway Network & Technology Holdings Co. Ltd.	Transportation Infrastructure	9,600	11,201
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	64,000	109,837
	China Merchants Property Operation & Service Co. Ltd., A	Real Estate Management & Development	4,800	11,595
b	China Merchants Securities Co. Ltd., 144A	Capital Markets	57,600	92,194
	China Merchants Securities Co. Ltd., A	Capital Markets	26,800	76,073
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	26,400	52,931
	China Minsheng Banking Corp. Ltd., A	Banks	117,600	71,245
	China Minsheng Banking Corp. Ltd., H	Banks	300,000	120,622
	China Molybdenum Co. Ltd., A	Metals & Mining	31,200	29,199
	China Molybdenum Co. Ltd., H	Metals & Mining	216,000	134,573
	China National Accord Medicines Corp. Ltd., A	Health Care Providers & Services	2,400	12,941
	China National Building Material Co. Ltd., H	Construction Materials	192,000	259,958
	China National Chemical Engineering Co. Ltd., A	Construction & Engineering	16,800	28,113
	China National Medicines Corp. Ltd., A	Health Care Providers & Services	2,400	10,903
	China National Nuclear Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	52,800	58,985
	China National Software & Service Co. Ltd., A	Software	1,300	9,946
	China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	12,000	82,312
	China Oilfield Services Ltd., A	Energy Equipment & Services	7,200	17,961
	China Oilfield Services Ltd., H	Energy Equipment & Services	96,000	91,626
	China Orient Securities Co. Ltd., A	Capital Markets	21,600	50,637
	China Pacific Insurance Group Co. Ltd., A	Insurance	24,000	100,923
	China Pacific Insurance Group Co. Ltd., H	Insurance	124,800	371,130
	China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	112,800	77,950
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	1,248,000	618,818
	China Railway Group Ltd., A	Construction & Engineering	72,000	63,142
	China Railway Group Ltd., H	Construction & Engineering	192,000	95,696
b,c	China Railway Signal & Communication Corp. Ltd., 144A, Reg S	Electronic Equipment, Instruments & Components	72,000	26,082

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China Railway Signal & Communication Corp. Ltd., A	Electronic Equipment, Instruments & Components	17,332	$13,857
	China Reinsurance Group Corp., H	Insurance	288,000	32,556
	China Resources Cement Holdings Ltd.	Construction Materials	106,000	102,260
b	China Resources Mixc Lifestyle Services Ltd., 144A	Real Estate Management & Development	19,200	106,671
b	China Resources Pharmaceutical Group Ltd., 144A	Pharmaceuticals	84,000	41,327
	China Resources Power Holdings Co. Ltd.	Independent Power and Renewable Electricity Producers	96,200	277,429
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	Pharmaceuticals	2,400	10,516
	China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	24,000	84,264
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	159,552	373,432
	China Shipping Container Lines Co. Ltd., A	Trading Companies & Distributors	19,200	11,602
	China Shipping Development Co. Ltd., A	Oil, Gas & Consumable Fuels	14,400	15,284
	China South Publishing & Media Group Co. Ltd., A	Media	7,200	9,996
a	China Southern Airlines Co. Ltd., A	Airlines	38,400	34,390
a	China Southern Airlines Co. Ltd., H	Airlines	68,000	38,435
	China State Construction Engineering Corp. Ltd., A	Construction & Engineering	139,200	103,527
	China Taiping Insurance Holdings Co. Ltd.	Insurance	72,000	109,508
	China Tourism Group Duty Free Corp. Ltd., A	Specialty Retail	6,500	261,853
b,c	China Tower Corp. Ltd., H, 144A, Reg s	Diversified Telecommunication Services	2,256,000	295,597
	China TransInfo Technology Co. Ltd.	IT Services	4,800	10,992
	China United Network Communications Ltd., A	Wireless Telecommunication Services	93,600	59,606
	China Vanke Co. Ltd., A	Real Estate Management & Development	33,600	110,941
	China Vanke Co. Ltd., H	Real Estate Management & Development	91,200	249,537
	China World Trade Center Co. Ltd., A	Real Estate Management & Development	2,400	5,455
	China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	50,400	171,800
	China Zheshang Bank Co. Ltd., A	Banks	28,800	15,841
	Chinese Universe Publishing and Media Group Co. Ltd., A	Media	4,800	7,712
a	Chongqing Brewery Co. Ltd., A	Beverages	2,400	48,800
a	Chongqing Changan Automobile Co. Ltd.	Automobiles	21,680	56,098
a	Chongqing Changan Automobile Co. Ltd., B	Automobiles	60,440	36,879
	Chongqing Department Store Co. Ltd., A	Multiline Retail	2,400	8,958
a	Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	2,400	11,442
	Chongqing Rural Commercial Bank Co. Ltd., A	Banks	19,200	11,483
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	120,000	43,778
	Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	4,800	118,245
	CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	192,000	130,719
a	Cinda Real Estate Co. Ltd., A	Real Estate Management & Development	9,600	5,221
	Citic Pacific Ltd.	Industrial Conglomerates	240,000	255,888

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	17,680	$56,157
	CITIC Securities Co. Ltd., A	Capital Markets	36,000	141,010
	CITIC Securities Co. Ltd., H	Capital Markets	108,000	275,249
a	CMST Development Co. Ltd., A	Air Freight & Logistics	7,200	6,426
	CNOOC Energy Technology & Services Ltd.	Energy Equipment & Services	26,400	12,231
	Contemporary Amperex Technology Co. Ltd.	Electrical Equipment	2,900	236,228
	COSCO SHIPPING Development Co. Ltd., H	Trading Companies & Distributors	168,000	33,450
	COSCO SHIPPING Energy Transportation Co. Ltd., H	Oil, Gas & Consumable Fuels	60,000	29,443
a	COSCO Shipping Holdings Co. Ltd.	Marine	156,000	239,271
	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	360,000	372,271
	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	85,000	671,514
	CRRC Corp. Ltd., A	Machinery	84,000	80,824
	CRRC Corp. Ltd., H	Machinery	192,000	87,804
b	CSC Financial Co. Ltd., 144A	Capital Markets	48,000	53,829
	CSC Financial Co. Ltd., A	Capital Markets	4,800	22,981
	CSG Holding Co. Ltd.	Construction Materials	50,400	24,473
	CSG Holding Co. Ltd.	Construction Materials	4,800	7,445
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	384,000	460,722
	Daan Gene Co. Ltd.	Biotechnology	3,640	10,473
a,d	Dada Nexus Ltd., ADR	Internet & Direct Marketing Retail	3,129	62,705
b	Dali Foods Group Co. Ltd., 144A	Food Products	96,000	57,960
	DaShenLin Pharmaceutical Group Co. Ltd., A	Food & Staples Retailing	960	6,308
	Datang International Power Generation Co. Ltd., A	Independent Power and Renewable Electricity Producers	28,800	16,020
	Datang International Power Generation Co. Ltd., H	Independent Power and Renewable Electricity Producers	144,000	27,747
	Dawning Information Industry Co. Ltd., A	Technology Hardware, Storage & Peripherals	4,800	19,947
	DHC Software Co. Ltd.	IT Services	12,000	14,149
	Dian Diagnostics Group Co. Ltd.	Health Care Providers & Services	2,400	10,996
a,d	DiDi Global Inc., ADR	Road & Rail	14,400	112,176
a	Do-Fluoride Chemicals Co. Ltd., A	Chemicals	2,400	19,980
	Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	2,400	13,023
	Dongfang Electric Corp. Ltd., A	Electrical Equipment	9,600	27,220
	Dongfang Electric Corp. Ltd., H	Electrical Equipment	14,400	23,825
	Dongfeng Motor Group Co. Ltd., H	Automobiles	144,000	128,561
	Dongxing Securities Co. Ltd., A	Capital Markets	9,600	16,853
	East Group Co. Ltd., A	Electrical Equipment	4,800	7,117
	East Money Information Co. Ltd.	Capital Markets	33,600	178,933
	Ecovacs Robotics Co. Ltd., A	Household Durables	1,700	40,011
	ENN Ecological Holdings Co. Ltd., A	Gas Utilities	9,600	27,191
	ENN Energy Holdings Ltd.	Gas Utilities	36,500	602,031
	Eve Energy Co. Ltd.	Electrical Equipment	6,300	96,667
b	Everbright Securities Co. Ltd., 144A	Capital Markets	14,400	11,154
	Everbright Securities Co. Ltd., A	Capital Markets	14,400	34,650
a,b	Evergrande Property Services Group Ltd., 144A	Real Estate Management & Development	204,000	134,172
	Fangda Carbon New Material Co. Ltd.	Electrical Equipment	9,600	15,098
a	Faw Jiefang Group Co. Ltd.	Automobiles	9,600	15,990
	Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	4,800	13,119
	Financial Street Holdings Co. Ltd., A	Real Estate Management & Development	12,000	11,156

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	First Capital Securities Co. Ltd.	Capital Markets	14,400	$16,154
	Flat Glass Group Co Ltd., H	Semiconductors & Semiconductor Equipment	24,000	113,300
	Flat Glass Group Co. Ltd., A	Semiconductors & Semiconductor Equipment	2,400	17,161
	Focus Media Information Technology Co. Ltd.	Media	52,800	59,885
	Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	5,256	89,582
	Fosun International Ltd.	Industrial Conglomerates	108,000	131,382
a	Founder Securities Co. Ltd., A	Capital Markets	28,800	36,502
	Foxconn Industrial Internet Co. Ltd., A	Electronic Equipment, Instruments & Components	14,400	25,926
	Fu Jian Anjoy Foods Co. Ltd., A	Food Products	700	20,823
	Fujian Funeng Co. Ltd., A	Independent Power and Renewable Electricity Producers	4,800	13,566
	Fujian Sunner Development Co. Ltd.	Food Products	4,800	16,064
	Fuyao Glass Industry Group Co. Ltd., A	Auto Components	7,200	47,134
b	Fuyao Group Glass Industries Co. Ltd., 144A	Auto Components	28,800	154,088
	G-bits Network Technology Xiamen Co. Ltd., A	Entertainment	200	12,125
	Ganfeng Lithium Co. Ltd.	Metals & Mining	4,800	121,183
b	Ganfeng Lithium Co. Ltd., H, 144A	Metals & Mining	7,000	124,450
a	GCL System Integration Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	24,000	15,246
	GD Power Development Co. Ltd., A	Independent Power and Renewable Electricity Producers	57,600	29,005
a,d	GDS Holdings Ltd., ADR	IT Services	5,520	312,487
	GEM Co. Ltd.	Metals & Mining	16,800	29,102
	Gemdale Corp., A	Real Estate Management & Development	16,800	29,154
a	Genscript Biotech Corp.	Life Sciences Tools & Services	48,000	184,979
	GF Securities Co. Ltd.	Capital Markets	21,600	70,148
	GF Securities Co. Ltd., H	Capital Markets	76,800	133,974
	Gigadevice Semiconductor Beijing Inc., A	Semiconductors & Semiconductor Equipment	2,448	54,995
	Ginlong Technologies Co. Ltd., A	Electrical Equipment	900	33,747
	Glarun Technology Co. Ltd., A	Communications Equipment	4,800	10,174
	GoerTek Inc.	Electronic Equipment, Instruments & Components	12,000	80,136
a	GOME Retail Holdings Ltd.	Specialty Retail	672,000	63,016
	Gongniu Group Co. Ltd., A	Electrical Equipment	600	15,177
a	Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	14,400	8,099
	Great Wall Motor Co. Ltd., A	Automobiles	12,000	97,800
	Great Wall Motor Co. Ltd., H	Automobiles	144,000	530,891
	Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	22,590	16,451
	Greentown China Holdings Ltd.	Real Estate Management & Development	36,000	54,476
	GRG Banking Equipment Co. Ltd.	Technology Hardware, Storage & Peripherals	9,600	14,592
a,d	GSX Techedu Inc., ADR	Diversified Consumer Services	6,864	21,072
	Guangdong Baolihua New Energy Stock Co. Ltd.	Independent Power and Renewable Electricity Producers	9,600	10,130
	Guangdong Electric Power Development Co. Ltd., B	Independent Power and Renewable Electricity Producers	50,400	17,092
a	Guangdong Golden Dragon Development Inc.	Capital Markets	2,400	5,689
	Guangdong Haid Group Co. Ltd.	Food Products	5,700	59,526
a	Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	9,600	12,658
	Guangdong Kinlong Hardware Products Co. Ltd.	Building Products	700	14,899
a	Guangdong LY Intelligent Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	24,000	24,022
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	Household Durables	2,400	6,831
a	Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	21,600	29,050

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
a	Guangshen Railway Co. Ltd., A	Road & Rail	12,000	$4,369
a	Guangshen Railway Co. Ltd., H	Road & Rail	48,000	8,879
	Guangxi Guiguan Electric Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	14,400	16,868
	Guangxi Liugong Machinery Co. Ltd.	Machinery	4,800	5,853
	Guangzhou Automobile Group Co. Ltd., A	Automobiles	12,000	28,038
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	154,000	136,104
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	4,800	22,141
	Guangzhou Baiyunshan Pharmceutical Holdings Co. Ltd.	Pharmaceuticals	14,400	36,515
	Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	7,200	11,424
	Guangzhou Kingmed Diagnostics Group Co. Ltd.	Health Care Providers & Services	2,400	38,086
	Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	76,800	58,996
	Guangzhou Shiyuan Electronic Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	700	8,498
	Guangzhou TInc.i Materials Technology Co. Ltd.	Chemicals	3,730	87,916
	Guangzhou Wondfo Biotech Co. Ltd., A	Health Care Equipment & Supplies	2,400	15,990
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., A	Capital Markets	6,410	8,392
	Guangzhou Zhujiang Brewery Co. Ltd.	Beverages	7,200	9,973
a	Guizhou Bailing Group Pharmaceutical Co. Ltd., A	Pharmaceuticals	7,200	6,950
	Guizhou Panjiang Refined Coal Co. Ltd., A	Oil, Gas & Consumable Fuels	4,800	7,021
a	Guizhou Xinbang Pharmaceutical Co. Ltd.	Pharmaceuticals	7,200	8,557
	Guolian Securities Co. Ltd., A	Capital Markets	4,800	9,869
	Guosen Securities Co. Ltd.	Capital Markets	19,200	35,163
a	Guosheng Financial Holding Inc.	Electrical Equipment	7,200	10,208
a,b	Guotai Junan Securities Co. Ltd., 144A	Capital Markets	38,400	55,346
	Guotai Junan Securities Co. Ltd., A	Capital Markets	26,400	72,933
a	Guoxuan High-Tech Co. Ltd.	Electrical Equipment	4,800	35,320
	Guoyuan Securities Co. Ltd.	Capital Markets	16,800	20,174
b,c	Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	48,000	183,438
	Haier Smart Home Co. Ltd., A	Household Durables	21,600	87,518
a	Haier Smart Home Co. Ltd., H	Household Durables	110,400	389,289
	Haitian International Holdings Ltd.	Machinery	29,000	89,593
	Haitong Securities Co. Ltd., A	Capital Markets	33,600	63,202
	Haitong Securities Co. Ltd., H	Capital Markets	163,200	149,476
	Han’s Laser Technology Industry Group Co. Ltd., A	Machinery	2,400	14,068
a	Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	4,800	20,438
	Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	12,000	8,181
	Hangzhou First Applied Material Co. Ltd., A	Semiconductors & Semiconductor Equipment	2,760	54,225
	Hangzhou Oxygen Plant Group Co. Ltd.	Machinery	2,400	10,516
	Hangzhou Robam Appliances Co. Ltd., A	Household Durables	2,400	12,569
	Hangzhou Shunwang Technology Co. Ltd.	Entertainment	2,400	4,570
	Hangzhou Silan Microelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	4,800	42,459
	Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	2,400	64,704

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
b,c	Hangzhou Tigermed Consulting Co. Ltd., H, 144A, Reg s	Life Sciences Tools & Services	5,900	$125,584
b	Hansoh Pharmaceutical Group Co. Ltd., 144A	Pharmaceuticals	48,000	122,086
	Harbin Boshi Automation Co. Ltd.	Machinery	4,800	9,430
	Hefei Meiya Optoelectronic Technology Inc.	Machinery	2,400	14,142
	Heilongjiang Agriculture Co. Ltd., A	Food Products	7,200	16,901
	Hello Group Inc., ADR	Interactive Media & Services	7,488	79,223
	Henan Shuanghui Investment & Development Co. Ltd.	Food Products	9,600	40,384
	Hengan International Group Co. Ltd.	Personal Products	36,000	192,841
	Hengdian Group DMEGC Magnetics Co. Ltd.	Electronic Equipment, Instruments & Components	7,200	14,659
	Hengli Petrochemical Co. Ltd., A	Chemicals	9,600	38,733
a	HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	114,800	34,066
	Hengyi Petrochemical Co. Ltd., A	Chemicals	12,000	21,382
a	Hesteel Co. Ltd.	Metals & Mining	26,400	11,372
	Hithink RoyalFlush Information Network Co. Ltd., A	Capital Markets	2,400	44,583
a	Holitech Technology Co. Ltd.	Electronic Equipment, Instruments & Components	14,400	7,586
	Hongfa Technology Co. Ltd., A	Electrical Equipment	2,400	23,197
	Hongta Securities Co. Ltd., A	Capital Markets	6,120	11,189
	Hopson Development Holdings Ltd.	Real Estate Management & Development	29,400	104,614
	Hoshine Silicon Industry Co. Ltd., A	Chemicals	2,400	66,746
a,b,c	Hua Hong Semiconductor Ltd., 144A, Reg S	Semiconductors & Semiconductor Equipment	24,000	124,553
	Huaan Securities Co. Ltd., A	Capital Markets	12,260	10,182
	Huadian Power International Corp. Ltd., A	Independent Power and Renewable Electricity Producers	26,400	19,348
	Huadian Power International Corp. Ltd., H	Independent Power and Renewable Electricity Producers	96,000	39,832
	Huadong Medicine Co. Ltd., A	Health Care Providers & Services	4,800	22,074
	Huafa Industrial Co. Ltd. Zhuhai, A	Real Estate Management & Development	9,600	8,538
	Huafon Chemical Co. Ltd.	Chemicals	12,000	22,628
	Huagong Tech Co. Ltd.	Electronic Equipment, Instruments & Components	2,400	10,862
	Huaibei Mining Holdings Co. Ltd., A	Metals & Mining	7,200	16,935
	Hualan Biological Engineering Inc.	Biotechnology	5,460	23,603
	Huaneng Power International Inc., A	Independent Power and Renewable Electricity Producers	26,400	33,828
	Huaneng Power International Inc., H	Independent Power and Renewable Electricity Producers	192,000	103,342
	Huapont Life Sciences Co. Ltd.	Chemicals	4,800	5,161
b	Huatai Securities Co. Ltd., 144A	Capital Markets	76,800	118,584
	Huatai Securities Co. Ltd., A	Capital Markets	24,000	63,179
	Huaxi Securities Co. Ltd.	Capital Markets	7,200	10,732
	Huaxia Bank Co. Ltd., A	Banks	55,200	47,639
	Huaxin Cement Co. Ltd., A	Construction Materials	4,800	15,209
	Huaxin Cement Co. Ltd., B	Construction Materials	16,800	30,912
	Huayu Automotive Systems Co. Ltd.	Auto Components	12,000	42,430
	Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	7,200	3,737
	Hubei Energy Group Co. Ltd.	Independent Power and Renewable Electricity Producers	16,800	15,618
	Hubei Xinyangfeng Fertilizer Co. Ltd.	Chemicals	4,800	13,164
	Huizhou Desay Sv Automotive Co. Ltd.	Household Durables	2,400	31,266
	Humanwell Healthcare Group Co. Ltd., A	Pharmaceuticals	4,800	14,993
	Hunan Valin Steel Co. Ltd., A	Metals & Mining	21,600	22,189
	Hundsun Technologies Inc., A	Software	5,020	44,553
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia	Oil, Gas & Consumable Fuels	4,800	11,297
b	Hygeia Healthcare Holdings Co. Ltd., 144A	Health Care Providers & Services	14,400	107,473
a	I-Mab, ADR	Biotechnology	1,248	90,468

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Iflytek Co. Ltd.	Software	7,200	$59,015
	IInner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	16,800	10,698
	Imeik Technology Development Co. Ltd., A	Biotechnology	600	55,111
	Industrial and Commercial Bank of China Ltd.	Banks	261,600	188,884
	Industrial and Commercial Bank of China Ltd., H	Banks	3,816,000	2,122,546
	Industrial Bank Co. Ltd., A	Banks	69,600	197,347
	Industrial Securities Co. Ltd., A	Capital Markets	24,000	36,591
	Ingenic Semiconductor Co. Ltd., A	Semiconductors & Semiconductor Equipment	2,400	47,784
a	Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	132,000	64,834
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A	Chemicals	24,000	21,271
	Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	21,600	126,173
	Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	50,400	43,747
a,b	Innovent Biologics Inc., 144A	Biotechnology	63,500	615,859
	Inspur Electronic Information Industry Co. Ltd.	Technology Hardware, Storage & Peripherals	4,908	21,688
	Intco Medical Technology Co. Ltd.	Health Care Equipment & Supplies	1,575	14,308
a	Iqiyi Inc., ADR	Entertainment	14,808	118,908
a	JA Solar Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	4,800	49,049
	Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	2,400	21,776
	Jason Furniture Hangzhou Co. Ltd., A	Household Durables	2,400	22,312
a,b	JD Health International Inc., 144A	Internet & Direct Marketing Retail	34,800	335,722
a	JD.com Inc., A	Internet & Direct Marketing Retail	60,872	2,214,480
	Jiajiayue Group Co. Ltd., A	Food & Staples Retailing	2,400	5,589
	Jiangling Motors Corp. Ltd., A	Automobiles	2,400	5,823
a	Jiangsu Changjiang Electronics Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	7,200	35,777
	Jiangsu Eastern Shenghong Co. Ltd.	Chemicals	9,600	41,827
	Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	7,200	9,728
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	58,000	58,785
	Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	3,680	48,227
	Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	22,740	176,980
	Jiangsu King’s Luck Brewery JSC Ltd	Beverages	4,800	33,691
	Jiangsu Linyang Energy Co. Ltd., A	Electrical Equipment	7,200	13,833
	Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	5,400	138,958
	Jiangsu Yangnong Chemical Co. Ltd., A	Chemicals	900	14,621
	Jiangsu Yoke Technology Co. Ltd., A	Chemicals	2,400	28,395
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	Health Care Equipment & Supplies	2,400	12,052
	Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	14,400	9,929
	Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	12,000	16,920
	Jiangxi Copper Co. Ltd., A	Metals & Mining	7,200	27,287
	Jiangxi Copper Co. Ltd., H	Metals & Mining	48,000	86,694
	Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	12,000	17,533
	Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	4,800	12,524
	Jinduicheng Molybdenum Co. Ltd., A	Metals & Mining	7,200	8,389
	Jinke Properties Group Co. Ltd.	Real Estate Management & Development	19,200	15,350

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Jinke Smart Services Group Co. Ltd., H	Real Estate Management & Development	9,600	$53,891
a,b,c	Jinxin Fertility Group Ltd., 144A, Reg S	Health Care Providers & Services	66,500	99,092
	JiuGui Liquor Co. Ltd., A	Beverages	900	34,546
b	Jiumaojiu International Holdings Ltd., 144A	Hotels, Restaurants & Leisure	24,000	72,604
	Jizhong Energy Resources Co. Ltd., A	Oil, Gas & Consumable Fuels	9,600	13,417
	JoInc.are Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	7,200	12,695
	Joinn Laboratories China Co. Ltd., A	Life Sciences Tools & Services	1,000	24,481
	Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	7,200	17,269
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	2,400	11,840
	Joyoung Co. Ltd.	Household Durables	2,400	8,077
d	JOYY Inc., ADR	Interactive Media & Services	2,592	142,119
	Kaishan Group Co. Ltd., A	Machinery	2,400	6,705
a	KE Holdings Inc., ADR	Real Estate Management & Development	11,328	206,849
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	36,000	163,013
a	Kingdee International Software Group Co. Ltd.	Software	120,000	401,559
	Kingfa Sci & Tech Co. Ltd., A	Chemicals	9,600	21,821
a,d	Kingsoft Cloud Holdings Ltd., ADR	IT Services	4,512	127,780
	Kingsoft Corp. Ltd.	Software	40,200	160,342
a,b	Kuaishou Technology, 144A, B	Interactive Media & Services	74,400	790,386
a	Kuang-Chi Technologies Co. Ltd.	Auto Components	7,200	25,056
	Kunlun Tech Co. Ltd.	Entertainment	4,800	12,606
	Kweichow Moutai Co. Ltd., A	Beverages	4,300	1,219,244
	KWG Group Holdings Ltd.	Real Estate Management & Development	60,000	58,654
a,c	KWG Living Group Holdings Ltd., Reg S	Real Estate Management & Development	48,500	35,886
	Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	9,600	32,602
	Laobaixing Pharmacy Chain JSC	Food & Staples Retailing	2,400	17,403
b	Legend Holdings Corp., 144A	Technology Hardware, Storage & Peripherals	26,400	51,208
	Lens Technology Co. Ltd.	Electronic Equipment, Instruments & Components	16,800	54,456
	Leo Group Co. Ltd.	Media	26,400	10,267
	Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	7,200	29,931
	Leyard Optoelectronic Co. Ltd.	Electronic Equipment, Instruments & Components	9,600	15,410
a	Li Auto Inc., ADR	Automobiles	19,872	522,435
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	105,000	1,215,951
	LianChuang Electronic Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	5,460	13,976
	Lianhe Chemical Technology Co. Ltd.	Chemicals	2,400	6,879
	Liaoning Cheng Da Co. Ltd., A	Distributors	4,800	18,370
	Liaoning Port Co. Ltd., A	Transportation Infrastructure	40,800	11,442
	Livzon Pharmaceutical Group Inc.	Pharmaceuticals	2,400	14,432
	Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	7,200	26,452
	Logan Group Co. Ltd.	Real Estate Management & Development	48,000	50,191
	Lomon Billions Group Co. Ltd.	Chemicals	7,200	32,029
b,c	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	93,000	428,882
	LONGi Green Energy Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	18,200	232,590
	Luenmei Quantum Co. Ltd., A	Water Utilities	4,800	6,954
a	Lufax Holding Ltd., ADR	Consumer Finance	26,400	184,272
	Luxi Chemical Group Co. Ltd., A	Chemicals	7,200	20,973
	Luxshare Precision Industry Co. Ltd., A	Electronic Equipment, Instruments & Components	24,099	133,340
a,b	Luye Pharma Group Ltd., 144A	Pharmaceuticals	84,000	43,917
	Luzhou Laojiao Co. Ltd., A	Beverages	5,100	175,094
	Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	12,000	9,204
	Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	48,000	21,889
	Maccura Biotechnology Co. Ltd.	Life Sciences Tools & Services	2,400	10,717
	Mango Excellent Media Co. Ltd.	Entertainment	7,230	48,831
	Maxscend Microelectronics Co. Ltd., A	Electronic Equipment, Instruments & Components	1,020	55,631
a	Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	14,400	16,555
a,b	Meituan Dianping, 144A	Internet & Direct Marketing Retail	187,200	5,930,070

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Metallurgical Corp. of China Ltd.	Construction & Engineering	120,000	$36,996
	Metallurgical Corp. of China Ltd., A	Construction & Engineering	52,800	35,587
	Ming Yuan Cloud Group Holdings Ltd.	Software	24,000	83,241
a	MINISO Group Holding Ltd., ADR	Multiline Retail	3,408	51,938
	Montage Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	3,717	34,216
	Muyuan Foods Co. Ltd.	Food Products	17,360	139,601
	NanJi E-Commerce Co. Ltd.	Media	9,600	9,817
	Nanjing Hanrui Cobalt Co. Ltd., A	Metals & Mining	800	9,290
	Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	24,000	14,800
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	Pharmaceuticals	3,450	19,244
	Nanjing Securities Co. Ltd., A	Capital Markets	14,400	22,223
a	Nanyang Topsec Technologies Group Inc.Nanyang Topsec Technologies Group Inc., ANanyang Topsec Technologies Group Inc., ANanyang Topsec Technologies Group Inc., ANanyang Topsec Technologies Group Inc., A	Electrical Equipment	4,800	11,900
	Nari Technology Development Co. Ltd., A	Electrical Equipment	19,200	106,829
a	National Silicon Industry Group Co. Ltd., A	Semiconductors & Semiconductor Equipment	5,700	25,312
	NAURA Technology Group Co. Ltd., A	Semiconductors & Semiconductor Equipment	1,800	101,990
a	NavInfo Co. Ltd.	Household Durables	7,200	12,294
	NetEase Inc.	Entertainment	72,000	1,216,240
	New China Life Insurance Co. Ltd., A	Insurance	7,200	44,802
	New China Life Insurance Co. Ltd., H	Insurance	45,600	134,727
a	New Hope Liuhe Co. Ltd.	Food Products	16,800	38,421
a	New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	73,560	150,798
	Newland Digital Technology Co. Ltd.	Software	2,400	5,716
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	78,000	96,089
	Ninestar Corp.	Technology Hardware, Storage & Peripherals	2,400	13,889
	Ningbo Joyson Electronic Corp.	Auto Components	4,800	12,971
	Ningbo Tuopu Group Co. Ltd., A	Auto Components	2,400	13,551
	Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	28,800	17,626
	Ningxia Baofeng Energy Group Co. Ltd., A	Chemicals	9,600	23,918
a	NIO Inc., ADR	Automobiles	62,592	2,230,153
	Northeast Securities Co. Ltd.	Capital Markets	9,600	12,837
	NSFOCUS Information Technology Co. Ltd.	Software	2,400	6,694
a	Oceanwide Holdings Co. Ltd.	Diversified Financial Services	9,600	2,975
a	Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	7,200	12,093
	Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	12,000	8,906
	OFILM Group Co. Ltd.	Electronic Equipment, Instruments & Components	9,600	12,495
a	OneConnect Financial Technology Co. Ltd., ADR	Software	5,976	24,502
	Oppein Home Group Inc., A	Household Durables	900	18,250
b	Orient Securities Co. Ltd. of China, 144A	Capital Markets	38,400	37,489
	Oriental Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	4,800	10,122
a	Ourpalm Co. Ltd.	Entertainment	12,000	7,010
	Ovctek China Inc., A	Health Care Equipment & Supplies	3,120	39,476
a	Pangang Group Vanadium Titanium & Resources Co. Ltd., A	Metals & Mining	31,200	23,156
	People.cn Co. Ltd.	Media	4,800	9,795
	Perfect World Co. Ltd.	Entertainment	4,800	11,215
	PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	1,008,000	477,802
	Pharmaron Beijing Co. Ltd., A	Life Sciences Tools & Services	1,000	33,376
b,c	Pharmaron Beijing Co. Ltd., H, 144A, Reg s	Life Sciences Tools & Services	7,200	172,308
	PICC Property and Casualty Co. Ltd., H	Insurance	336,000	325,872
a	Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	17,928	1,625,532

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Ping An Bank Co. Ltd., A	Banks	64,800	$180,022
a,b,c	Ping An Healthcare and Technology Co. Ltd., 144A, Reg S	Health Care Technology	19,200	124,799
	Ping An Insurance Group Co. of China Ltd., A	Insurance	36,000	269,749
	Ping An Insurance Group Co. of China Ltd., H	Insurance	288,000	1,970,031
	Pingdingshan Tianan Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	7,200	14,235
	Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	43,200	93,910
	Poly Property Services Co. Ltd., H	Real Estate Management & Development	5,800	34,571
b	Pop Mart International Group Ltd., 144A	Specialty Retail	19,200	131,335
b	Postal Savings Bank of China Co. Ltd., 144A	Banks	456,000	315,143
	Power Construction Corp. of China Ltd.	Construction & Engineering	36,000	47,245
	Proya Cosmetics Co. Ltd.	Personal Products	300	8,065
	Qingdao Rural Commercial Bank Corp., A	Banks	7,200	4,340
	Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	2,400	9,520
	Raytron Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	1,348	18,317
a,b	Red Star Macalline Group Corp. Ltd., 144A	Real Estate Management & Development	30,000	17,457
a	Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	5,000	7,267
a,b	Remegen Co. Ltd., H, 144A	Biotechnology	3,500	44,331
	RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	12,000	8,962
a	RLX Technology Inc., ADR	Tobacco	35,184	159,032
	Rongsheng Petro Chemical Co. Ltd.	Chemicals	10,500	30,586
	SAIC Motor Corp Ltd	Automobiles	33,600	99,332
	Sanan Optoelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	14,400	70,706
	Sangfor Technologies Inc.	Software	300	10,905
	Sansteel Minguang Co. Ltd.	Metals & Mining	4,800	6,493
	Sany Heavy Industry Co. Ltd., A	Machinery	28,800	113,522
	SDIC Capital Co. Ltd., A	Capital Markets	14,560	19,853
	SDIC Power Holdings Co. Ltd., A	Independent Power and Renewable Electricity Producers	24,000	44,847
	Sealand Securities Co. Ltd.	Capital Markets	20,240	12,889
	Seazen Group Ltd.	Real Estate Management & Development	96,000	76,828
	Seazen Holdings Co. Ltd., A	Real Estate Management & Development	7,200	41,589
	SF Holding Co. Ltd.	Air Freight & Logistics	9,600	97,205
	SG Micro Corp., A	Semiconductors & Semiconductor Equipment	850	43,821
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	26,400	60,539
	Shaanxi International Trust Co. Ltd.	Capital Markets	16,800	8,512
	Shandong Chenming Paper Holdings Ltd., A	Paper & Forest Products	7,200	8,958
	Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	28,800	15,686
	Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	24,000	13,781
	Shandong Denghai Seeds Co. Ltd.	Food Products	2,400	7,675
b	Shandong Gold Mining Co. Ltd., 144A	Metals & Mining	30,500	53,990
	Shandong Gold Mining Co. Ltd., A	Metals & Mining	12,684	38,539
	Shandong Hi-speed Co. Ltd., A	Transportation Infrastructure	9,600	8,240
	Shandong Himile Mechanical Science & Technology Co. Ltd.	Machinery	2,400	9,464
	Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	7,280	37,144
	Shandong Linglong Tyre Co. Ltd., A	Auto Components	2,400	13,112
	Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	36,000	24,376

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shandong Pharmaceutical Glass Co. Ltd., A	Health Care Equipment & Supplies	2,400	$11,082
	Shandong Sun Paper Industry JSC Ltd., A	Paper & Forest Products	9,600	17,790
	Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	118,300	211,536
	Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	7,200	7,809
	Shanghai Bailian Group Co. Ltd.	Food & Staples Retailing	4,800	10,732
	Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	9,600	8,755
	Shanghai Bairun Investment Holding Group Co. Ltd.	Beverages	3,160	36,472
	Shanghai Baosight Software Co. Ltd., A	Software	2,970	30,372
	Shanghai Baosight Software Co. Ltd., B	Software	18,346	68,687
	Shanghai Construction Group Co. Ltd., A	Construction & Engineering	28,800	18,296
a	Shanghai Electric Group Co. Ltd., A	Electrical Equipment	28,800	23,204
a	Shanghai Electric Group Co. Ltd., H	Electrical Equipment	144,000	45,135
	Shanghai Electric Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	7,200	13,800
	Shanghai Environment Group Co. Ltd., A	Commercial Services & Supplies	4,800	9,780
	Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	7,200	58,345
	Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	24,000	123,474
	Shanghai Friendess Electronic Technology Corp. Ltd., A	Electronic Equipment, Instruments & Components	300	20,391
	Shanghai Huayi Group Co. Ltd., B	Chemicals	14,400	10,526
a	Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	6,500	44,565
	Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	33,600	31,705
	Shanghai Jahwa United Co. Ltd., A	Personal Products	2,400	16,306
	Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	7,200	13,320
	Shanghai Jinjiang International Hotels Co. Ltd., A	Hotels, Restaurants & Leisure	2,400	16,901
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., A	Real Estate Management & Development	2,400	4,295
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., B	Real Estate Management & Development	14,400	12,931
a	Shanghai Junshi Biosciences Co. Ltd., A	Biotechnology	569	4,770
a,b	Shanghai Junshi Biosciences Co. Ltd., H, 144A	Biotechnology	9,600	48,835
	Shanghai Lingang Holdings Corp. Ltd.	Real Estate Management & Development	5,600	13,059
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A	Real Estate Management & Development	7,200	12,707
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	55,200	50,011
	Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	2,400	25,279
	Shanghai Mechanical and Electrical Industry Co. Ltd., A	Machinery	2,400	5,533
	Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	9,600	12,403
	Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	7,200	21,341
	Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	38,400	74,584
	Shanghai Pudong Development Bank Co. Ltd., A	Banks	98,415	137,238
	Shanghai Putailai New Energy Technology Co. Ltd., A	Chemicals	2,460	65,559

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shanghai RAAS Blood Products Co. Ltd., A	Biotechnology	21,600	$22,825
	Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	26,400	7,577
	Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	9,600	5,266
	Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	7,200	6,303
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	7,200	6,566
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	14,400	22,780
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	4,800	12,554
a	Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	52,800	15,576
	Shanxi Lu’an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	9,600	22,327
	Shanxi Securities Co. Ltd.	Capital Markets	12,200	12,400
	Shanxi Taigang Stainless Steel Co. Ltd., A	Metals & Mining	19,200	28,886
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	4,120	201,404
	Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	14,400	26,462
a	Shanying International Holding Co. Ltd., A	Paper & Forest Products	19,200	10,174
	Shenergy Co. Ltd., A	Independent Power and Renewable Electricity Producers	14,400	17,671
a	Shenghe Resources Holding Co. Ltd., A	Metals & Mining	4,800	14,949
	Shengyi Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	7,200	24,164
	Shennan Circuits Co. Ltd., A	Electronic Equipment, Instruments & Components	1,100	16,161
	Shenwan Hongyuan Group Co. Ltd.	Capital Markets	74,400	63,403
b,c	Shenwan Hongyuan Group Co. Ltd., 144A, Reg S	Capital Markets	96,000	25,404
	Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	2,400	6,225
	Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	7,200	6,537
a	Shenzhen Airport Co. Ltd.	Transportation Infrastructure	9,600	11,022
	Shenzhen Capchem Technology Co. Ltd., A	Chemicals	2,400	57,639
	Shenzhen Energy Group Co. Ltd.	Independent Power and Renewable Electricity Producers	14,400	21,241
	Shenzhen Everwin Precision Technology Co. Ltd.	Electronic Equipment, Instruments & Components	4,880	10,918
	Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	48,000	47,601
	Shenzhen Gas Corporation Ltd., A	Gas Utilities	7,900	12,546
	Shenzhen Goodix Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	200	3,433
b	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., 144A	Pharmaceuticals	12,000	13,026
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	2,400	5,764
	Shenzhen Huaqiang Industry Co. Ltd.	Real Estate Management & Development	4,800	10,509
	Shenzhen Infogem Technologies Co. Ltd., A	Software	2,400	5,474
	Shenzhen Inovance Technology Co. Ltd.	Machinery	8,150	79,555
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	48,000	61,783
	Shenzhen Investment Ltd.	Real Estate Management & Development	96,000	24,171
	Shenzhen Jinjia Group Co. Ltd.	Containers & Packaging	4,800	7,869
	Shenzhen Kaifa Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	4,800	10,449
a	Shenzhen Kangtai Biological Products Co. Ltd.	Biotechnology	2,400	40,953
	Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	2,400	4,782

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	3,100	$185,126
a	Shenzhen MTC Co. Ltd.	Household Durables	16,800	12,885
a	Shenzhen Neptunus Bioengineering Co. Ltd.	Health Care Providers & Services	14,400	7,095
	Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	28,800	33,423
a	Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	2,400	10,765
	Shenzhen SC New Energy Technology Corp., A	Semiconductors & Semiconductor Equipment	500	10,645
	Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	2,400	8,382
	Shenzhen Transsion Holdings Co. Ltd., A	Technology Hardware, Storage & Peripherals	2,688	58,725
	Shenzhen Yan Tian Port Holding Co. Ltd., A	Transportation Infrastructure	7,200	5,968
	Shenzhen YUTO Packaging Technology Co. Ltd.	Containers & Packaging	2,400	11,111
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A	Metals & Mining	12,000	9,538
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	36,000	766,740
a	Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	7,200	8,244
	Shijiazhuang Yiling Pharmaceutical Co. Ltd.	Pharmaceuticals	3,280	8,452
b	Shimao Services Holdings Ltd., 144A	Real Estate Management & Development	24,000	49,636
a	Siasun Robot & Automation Co. Ltd.	Machinery	4,800	7,608
	Sichuan Chuantou Energy Co Ltd., A	Independent Power and Renewable Electricity Producers	14,400	32,062
a	Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	28,800	17,537
	Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	4,800	13,365
	Sichuan Road & Bridge Co. Ltd., A	Construction & Engineering	16,800	21,970
	Sichuan Swellfun Co. Ltd., A	Beverages	2,400	47,282
	Sieyuan Electric Co. Ltd.	Electrical Equipment	2,400	14,711
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	156,000	30,660
	Sinolink Securities Co. Ltd., A	Capital Markets	9,600	16,987
	Sinoma International Engineering Co.	Construction & Engineering	7,200	12,718
	Sinoma Science & Technology Co. Ltd.	Chemicals	4,800	26,328
	Sinopec Engineering Group Co. Ltd.	Construction & Engineering	72,000	36,626
a	Sinopec Oilfield Service Corp.	Energy Equipment & Services	144,000	15,168
a	Sinopec Oilfield Service Corp., A	Energy Equipment & Services	21,600	8,467
	Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	12,000	7,902
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	192,000	46,861
	Sinopharm Group Co. Ltd., H	Health Care Providers & Services	57,600	150,203
	Sinotrans Ltd., A	Air Freight & Logistics	12,000	10,152
	Sinotrans Ltd., H	Air Freight & Logistics	96,000	37,736
	Sinotruk Hong Kong Ltd.	Machinery	36,000	53,644
	Skshu Paint Co. Ltd., A	Chemicals	980	15,184
b	Smoore International Holdings Ltd., 144A	Tobacco	82,000	382,368
a	Soho China Ltd.	Real Estate Management & Development	96,000	25,527
	Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	7,860	17,147
	SooChow Securities Co. Ltd., A	Capital Markets	13,080	20,206
	Southwest Securities Co. Ltd., A	Capital Markets	19,200	15,202
a	Spring Airlines Co. Ltd., A	Airlines	2,400	20,296

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	StarPower Semiconductor Ltd., A	Semiconductors & Semiconductor Equipment	500	$31,579
a	STO Express Co. Ltd.	Air Freight & Logistics	4,800	5,623
	Sun Art Retail Group Ltd.	Food & Staples Retailing	72,000	33,296
	Sunac China Holdings Ltd.	Real Estate Management & Development	124,000	264,418
a,b	Sunac Services Holdings Ltd., 144A	Real Estate Management & Development	25,898	53,562
	Sungrow Power Supply Co. Ltd.	Electrical Equipment	4,800	110,354
a	Suning Universal Co. Ltd.	Real Estate Management & Development	12,000	8,925
a	Suning.com Co. Ltd.	Specialty Retail	33,600	25,978
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	31,200	820,815
	Sunwoda Electronic Co. Ltd., A	Electrical Equipment	4,800	27,815
	Suofeiya Home Collection Co. Ltd.	Household Durables	2,400	6,184
	Suzhou Anjie Technology Co. Ltd., A	Electrical Equipment	2,400	4,596
	Suzhou Dongshan Precision Manufacturing Co. Ltd., A	Electronic Equipment, Instruments & Components	4,800	15,529
	Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	7,200	7,039
	Suzhou Maxwell Technologies Co. Ltd., A	Electrical Equipment	400	37,777
	Taiji Computer Corp. Ltd.	IT Services	2,400	8,940
a	TAL Education Group, ADR	Diversified Consumer Services	21,600	104,544
	Tangshan Jidong Cement Co. Ltd.	Construction Materials	2,400	4,786
	TangShan Port Group Co. Ltd., A	Transportation Infrastructure	16,800	7,236
	Tangshan Sanyou Chemical Industries Co. Ltd., A	Chemicals	7,400	12,773
	TBEA Co. Ltd., A	Electrical Equipment	12,000	45,088
	TCL Corp.	Household Durables	50,400	48,885
	Tencent Holdings Ltd.	Interactive Media & Services	289,300	17,146,952
a	Tencent Music Entertainment Group, ADR	Entertainment	28,464	206,364
a	The China Pacific Securities Co. Ltd., A	Capital Markets	24,000	12,123
	The People’s Insurance Co. Group of China Ltd., H	Insurance	408,000	126,834
	Thunder Software Technology Co. Ltd.	Software	2,400	46,553
	Tian Di Science & Technology Co. Ltd., A	Machinery	4,800	3,905
a	Tianfeng Securities Co. Ltd., A	Capital Markets	21,650	14,626
	Tianjin 712 Communication & Broadcasting Co. Ltd., A	Communications Equipment	2,400	13,670
	Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	14,400	9,572
	Tianjin Zhonghuan Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	9,600	68,229
	Tianma Microelectronics Co. Ltd.	Electronic Equipment, Instruments & Components	7,200	15,139
	Tianshui Huatian Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	9,600	17,983
	Times China Holdings Ltd.	Real Estate Management & Development	35,000	29,089
a,c	Tongcheng-Elong Holdings Ltd., Reg S	Internet & Direct Marketing Retail	42,000	101,538
	TongFu Microelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	4,800	14,108
	Tonghua Dongbao Pharmaceutical Co. Ltd.	Pharmaceuticals	4,800	7,824
	Tongkun Group Co. Ltd., A	Chemicals	7,200	24,476
	Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	33,600	20,356
	Tongwei Co. Ltd., A	Food Products	14,400	113,656
a	Topchoice Medical Investment Corp., A	Health Care Providers & Services	1,200	56,155
b	Topsports International Holdings Ltd., 144A	Specialty Retail	72,000	82,316
	TravelSky Technology Ltd., H	IT Services	48,000	92,490
a	Trip.com Group Ltd., ADR	Internet & Direct Marketing Retail	25,680	789,660
	Tsingtao Brewery Co. Ltd., A	Beverages	2,400	29,946
	Tsingtao Brewery Co. Ltd., H	Beverages	24,400	191,197
a,d	Tuya Inc., ADR	Software	2,208	20,027
	Unigroup Guoxin Microelectronics Co. Ltd.	Semiconductors & Semiconductor Equipment	2,400	76,901
	Unisplendour Corp. Ltd.	Electronic Equipment, Instruments & Components	4,800	18,549
	Universal Scientific Industrial Shanghai Co. Ltd., A	Electronic Equipment, Instruments & Components	4,800	10,308
	Valiant Co. Ltd., A	Chemicals	2,400	7,013

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
a	Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	21,072	$234,742
	Visual China Group Co. Ltd., A	Internet & Direct Marketing Retail	2,400	4,916
	Walvax Biotechnology Co. Ltd.	Biotechnology	4,800	46,989
	Wangfujing Group Co. Ltd., A	Multiline Retail	2,400	11,044
	Wangsu Science & Technology Co. Ltd.	IT Services	9,600	8,568
	Wanhua Chemical Group Co. Ltd., A	Chemicals	12,000	198,482
	Wanxiang Qianchao Co. Ltd.	Auto Components	12,000	10,468
a,d	Weibo Corp., ADR	Interactive Media & Services	2,712	128,793
	Weichai Power Co. Ltd., A	Machinery	24,000	63,812
	Weichai Power Co. Ltd., H	Machinery	99,000	205,766
	Weifu High-Technology Co. Ltd., B	Auto Components	7,200	13,827
	Weifu High-Technology Group Co. Ltd., A	Auto Components	2,400	7,690
	Weihai Guangwei Composites Co. Ltd., A	Chemicals	2,400	24,364
	Wens Foodstuffs Group Co. Ltd.	Food Products	7,200	16,143
	Western Securities Co. Ltd.	Capital Markets	16,800	21,553
	Western Superconducting Technologies Co. Ltd., A	Metals & Mining	1,488	16,554
	Westone Information Industry Inc.	Electronic Equipment, Instruments & Components	2,400	15,451
	Will Semiconductor Ltd., A	Semiconductors & Semiconductor Equipment	2,400	90,218
	Wingtech Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	4,800	69,657
	Winning Health Technology Group Co. Ltd.	Health Care Technology	8,100	18,236
	Wolong Electric Group Co. Ltd., A	Electrical Equipment	4,800	9,884
	Wuchan Zhongda Group Co. Ltd., A	Distributors	19,200	19,277
	Wuhan Guide Infrared Co. Ltd.	Electronic Equipment, Instruments & Components	8,738	31,654
	Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co. Ltd.	Entertainment	4,800	15,611
	Wuliangye Yibin Co. Ltd., A	Beverages	13,100	445,307
	WUS Printed Circuit Kunshan Co. Ltd.	Electronic Equipment, Instruments & Components	7,240	12,575
b	WuXi AppTec Co. Ltd., 144A	Life Sciences Tools & Services	15,720	367,725
	WuXi AppTec Co. Ltd., A	Life Sciences Tools & Services	3,260	77,181
a,b	WuXi Biologics (Cayman) Inc., 144A	Life Sciences Tools & Services	158,900	2,582,114
	Wuxi Lead Intelligent Equipment Co. Ltd.	Electronic Equipment, Instruments & Components	3,480	37,647
	Wuxi Shangji Automation Co. Ltd., A	Machinery	900	38,976
	XCMG Construction Machinery Co. Ltd.	Machinery	24,000	25,993
	Xiamen C & D Inc., A	Trading Companies & Distributors	12,000	15,544
	Xiamen ITG Group Corp. Ltd., A	Trading Companies & Distributors	4,800	5,801
	Xiamen Meiya Pico Information Co. Ltd.	Electronic Equipment, Instruments & Components	2,400	6,132
	Xiamen Tungsten Co. Ltd., A	Metals & Mining	4,800	17,611
a	Xian International Medical Investment Co. Ltd., A	Health Care Providers & Services	7,200	12,707
a,b	Xiaomi Corp., B, 144A	Technology Hardware, Storage & Peripherals	638,400	1,750,861
	Xinfengming Group Co. Ltd., A	Chemicals	2,400	6,195
	Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	24,000	18,128
	Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	12,000	32,333
	Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	33,600	70,785
	Xinjiang Zhongtai Chemical Co. Ltd., A	Chemicals	9,600	19,932
	Xinxing Ductile Iron Pipes Co. Ltd.	Metals & Mining	16,800	11,323
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	210,000	430,540
a	XPeng Inc., ADR	Automobiles	23,544	836,754
	Xuji Electric Co. Ltd., A	Electrical Equipment	2,400	7,976
b,c	Yadea Group Holdings Ltd., 144A, Reg S	Automobiles	48,000	78,431
	Yang Quan Coal Industry Group Co. Ltd., A	Oil, Gas & Consumable Fuels	7,200	13,688
	Yango Group Co. Ltd.	Real Estate Management & Development	16,800	10,855
b,c	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., 144A, Reg S	Communications Equipment	12,000	18,467
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	105,600	107,342

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Yantai Changyu Pioneer Wine Co. Ltd., A	Beverages	2,400	$12,078
	Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	9,600	17,548
	Yantai Eddie Precision Machinery Co. Ltd., A	Machinery	3,160	17,636
	Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	2,400	18,006
	Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	4,800	21,561
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	96,000	181,773
a,d	Yatsen Holding Ltd., ADR	Personal Products	3,312	12,619
	Yealink Network Technology Corp. Ltd.	Communications Equipment	3,000	37,767
	Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	4,800	11,669
	Yifeng Pharmacy Chain Co. Ltd.	Food & Staples Retailing	1,690	13,637
	Yihai International Holding Ltd.	Food Products	24,000	133,648
	Yihai Kerry Arawana Holdings Co. Ltd., A	Food Products	4,800	51,629
	Yintai Gold Co. Ltd.	Metals & Mining	9,800	12,892
	Yonghui Superstores Co. Ltd., A	Food & Staples Retailing	33,600	20,408
	Yonyou Network Technology Co. Ltd., A	Software	10,590	54,361
	Youngor Group Co. Ltd., A	Real Estate Management & Development	16,800	16,685
	YTO Express Group Co. Ltd., A	Air Freight & Logistics	9,600	20,720
a	Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	4,800	15,938
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	56,800	53,410
	Yunda Holding Co. Ltd., A	Air Freight & Logistics	5,100	15,212
a	Yunnan Aluminium Co. Ltd.	Metals & Mining	11,190	25,712
	Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	4,800	72,729
	Yunnan Copper Co. Ltd.	Metals & Mining	4,800	10,695
	Yunnan Energy New Material Co. Ltd.	Containers & Packaging	2,400	104,166
	Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd.	Food & Staples Retailing	2,400	11,201
a	Yunnan Tin Co. Ltd.	Metals & Mining	4,800	13,989
	Yutong Bus Co. Ltd., A	Machinery	7,200	12,640
a	Zai Lab Ltd., ADR	Biotechnology	2,832	298,464
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.	Pharmaceuticals	2,400	140,638
	Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	48,000	33,790
	Zhefu Holding Group Co. Ltd.	Electrical Equipment	19,200	22,490
a	Zhejiang Century Huatong Group Co. Ltd., A	Entertainment	26,400	30,270
	Zhejiang China Commodities City Group Co. Ltd., A	Real Estate Management & Development	16,800	12,234
	Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	4,800	42,095
	Zhejiang Crystal-Optech Co. Ltd.	Electronic Equipment, Instruments & Components	4,800	10,829
	Zhejiang Dahua Technology Co. Ltd.	Electronic Equipment, Instruments & Components	9,600	35,282
	Zhejiang Dingli Machinery Co. Ltd.	Machinery	2,400	26,216
	Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	66,000	54,430
	Zhejiang Hisoar Pharmaceutical Co. Ltd., A	Pharmaceuticals	7,200	8,467
	Zhejiang Huace Film & TV Co. Ltd., A	Entertainment	7,200	6,526
	Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	5,000	13,689
	Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	4,800	76,901
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A	Semiconductors & Semiconductor Equipment	3,300	32,903
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A	Pharmaceuticals	2,400	20,486
	Zhejiang Juhua Co. Ltd., A	Chemicals	7,200	16,656
	Zhejiang Longsheng Group Co. Ltd., A	Chemicals	9,600	20,110
	Zhejiang Medicine Co. Ltd., A	Pharmaceuticals	2,400	6,099
	Zhejiang NHU Co. Ltd.	Pharmaceuticals	8,280	34,459
	Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	12,000	42,318
	Zhejiang Satellite Petrochemical Co. Ltd.	Chemicals	6,240	37,736
	Zhejiang Supor Co. Ltd.	Household Durables	1,400	10,132
	Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	9,600	8,404
	Zhejiang Wanliyang Co. Ltd.	Machinery	4,800	8,055

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Zhejiang Weiming Environment Protection Co. Ltd., A	Commercial Services & Supplies	2,400	$10,263
	Zhejiang Weixing New Building Materials Co. Ltd., A	Building Products	4,800	12,562
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals	2,400	21,791
	Zhejiang Yasha Decoration Co. Ltd.	Diversified Consumer Services	7,200	8,322
a	Zhejiang Yongtai Technology Co. Ltd., A	Chemicals	2,400	19,753
	Zhengzhou Coal Mining Machinery Group Co. Ltd., A	Machinery	4,800	8,605
a	Zheshang Securities Co. Ltd., A	Capital Markets	4,800	9,259
a,d	Zhihu Inc., ADR	Interactive Media & Services	2,688	24,810
a,b,c	ZhongAn Online P & C Insurance Co. Ltd., 144A, Reg S	Insurance	16,800	69,167
	Zhongji Innolight Co. Ltd.	Communications Equipment	2,400	12,971
	Zhongjin Gold Corp. Ltd., A	Metals & Mining	16,800	21,787
	Zhongshan Public Utilities Group Co. Ltd., A	Water Utilities	7,200	10,364
	Zhongsheng Group Holdings Ltd.	Specialty Retail	30,500	245,657
a	Zhongtai Securities Co. Ltd., A	Capital Markets	9,600	14,250
a	Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	24,000	110,834
	Zhuzhou Kibing Group Co. Ltd., A	Building Products	7,200	19,333
	Zijin Mining Group Co. Ltd., A	Metals & Mining	67,200	105,059
	Zijin Mining Group Co. Ltd., H	Metals & Mining	288,000	355,900
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	Machinery	24,000	30,679
	Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	Machinery	76,800	68,763
	ZTE Corp.	Communications Equipment	12,000	61,599
	ZTE Corp., H	Communications Equipment	38,400	126,279
	ZTO Express Cayman Inc., ADR	Air Freight & Logistics	6,144	188,375

				121,450,612

	Hong Kong 5.0%
a	Alibaba Health Information Technology Ltd.	Health Care Technology	240,000	345,295
a	Alibaba Pictures Group Ltd.	Entertainment	720,000	81,391
	Beijing Enterprises Water Group Ltd.	Water Utilities	240,000	94,340
	Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	144,000	102,479
	China Everbright Environment Group Ltd.	Commercial Services & Supplies	168,000	126,896
	China Everbright Ltd.	Capital Markets	48,000	56,727
	China Gas Holdings Ltd.	Gas Utilities	144,000	425,453
	China Jinmao Holdings Group Ltd.	Real Estate Management & Development	288,000	103,588
	China Mengniu Dairy Co. Ltd.	Food Products	150,000	966,325
	China Overseas Land & Investment Ltd.	Real Estate Management & Development	180,000	410,192
	China Power International Development Ltd.	Independent Power and Renewable Electricity Producers	216,000	114,595
	China Resources Beer Holdings Co. Ltd.	Beverages	76,800	567,270
	China Resources Gas Group Ltd.	Gas Utilities	42,000	220,665
	China Resources Land Ltd.	Real Estate Management & Development	134,600	567,991
	China State Construction International Holdings Ltd.	Construction & Engineering	96,000	84,104
a	China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	96,000	48,711
	COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	96,000	83,117
	Far East Horizon Ltd.	Diversified Financial Services	96,000	97,423
	Geely Automobile Holdings Ltd.	Automobiles	264,000	757,953

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	Guangdong Investment Ltd.	Water Utilities	149,100	$194,595
	Health & Happiness H&H International Holdings Ltd.	Food Products	3,400	8,106
	Jiayuan International Group Ltd.	Real Estate Management & Development	48,000	18,745
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	51,600	85,374
	Kunlun Energy Co. Ltd.	Gas Utilities	144,000	150,203
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	24,000	36,009
	Shimao Group Holdings Ltd.	Real Estate Management & Development	72,000	131,890
	Shougang Fushan Resources Group Ltd.	Metals & Mining	144,000	43,840
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	480,000	398,322

				6,321,599

	Singapore 0.0%†
	Yanlord Land Group Ltd.	Real Estate Management & Development	31,200	25,510

	Total Common Stocks (Cost $135,459,071)			127,797,721

	Short Term Investments 0.5%
	Investments from Cash Collateral Received for Loaned Securities 0.5%
	United States 0.5%
e,f	Institutional Fiduciary Trust Portfolio, 0.01%	Money Market Funds	679,900	679,900

	Total Investments (Cost $136,138,971) 100.3%			128,477,621
	Other Assets, less Liabilities (0.3)%			(384,858)

	Net Assets 100.0%			$128,092,763

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $17,897,812, representing 14.0% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $2,266,459, representing 1.8% of net assets.

dA portion or all of the security is on loan at September 30, 2021. See Note 1(d).

eThe rate shown is the annualized seven-day effective yield at period end.

fSee Note 3(c) regarding investments in affiliated management investment companies.

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
MSCI Emerging Markets Index	Long	5	$248,150	12/17/21	$(9,026)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 339.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Europe ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31,
			2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$27.28		$19.03		$23.24	$24.98	$25.05

Income from investment operationsb:

Net investment income[c]	0.55		0.60		0.76	0.86	0.24

Net realized and unrealized gains (losses)	1.10		8.14		(4.21)	(1.79)	(0.30)

Total from investment operations	1.65		8.74		(3.45)	(0.93)	(0.06)

Less distributions from net investment income	(0.65)		(0.49)		(0.76)	(0.81)	(0.01)

Net asset value, end of period	$28.28		$27.28		$19.03	$23.24	$24.98

Total return[d]	5.95%		46.23%		(15.44)%	(3.69)%	(0.26)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.09%		0.09%		0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%		0.09%		0.09%	—%	—%

Net investment income	3.79%		2.53%		3.23%	3.61%	2.35%

Supplemental data

Net assets, end of period (000’s)	$192,321		$229,126		$91,356	$74,359	$104,911

Portfolio turnover rate[f]	2.87%	[g]	5.00%	[g]	4.47% [g]	5.81%	0.96%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	2.87%	4.92%	4.47%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin FTSE Europe ETF

		Industry		Shares	Value
	Common Stocks and Other Equity Interests 98.6%
	Australia 0.6%
	Rio Tinto PLC	Metals & Mining		18,530	$1,227,635

	Austria 0.4%
a	ams AG	Semiconductors & Semiconductor Equipment		4,318	78,945
	Andritz AG	Machinery		1,190	65,206
	Erste Group Bank AG	Banks		4,896	215,961
	OMV AG	Oil, Gas & Consumable Fuels		2,414	145,984
	Raiffeisen Bank International AG	Banks		2,210	58,090
	Telekom Austria AG	Diversified Telecommunication Services		2,448	21,165
	Verbund AG	Electric Utilities		1,122	114,040
	Voestalpine AG	Metals & Mining		1,938	71,963

					771,354

	Belgium 1.4%
	Ackermans & van Haaren NV	Diversified Financial Services		374	64,540
	Ageas SA/NV	Insurance		3,026	150,169
	Anheuser-Busch InBev SA/NV	Beverages		14,280	813,340
	Colruyt SA	Food & Staples Retailing		884	45,079
	D’ieteren Group	Distributors		340	50,043
	Elia Group SA/NV	Electric Utilities		612	73,197
a	Galapagos NV	Biotechnology		816	42,708
	Groupe Bruxelles Lambert SA	Diversified Financial Services		1,768	194,821
	KBC Groep NV	Banks		4,726	427,440
	Proximus SADP	Diversified Telecommunication Services		2,414	47,953
	Sofina SA	Diversified Financial Services		238	94,665
	Solvay SA	Chemicals		1,190	148,466
	Telenet Group Holding NV	Media		816	31,170
	UCB SA	Pharmaceuticals		2,074	232,675
	Umicore SA	Chemicals		3,536	209,984
	Warehouses De Pauw CVA	Equity Real Estate Investment Trusts (REITs	)	2,380	96,541

					2,722,791

	Bermuda 0.0%†
	Hiscox Ltd.	Insurance		5,712	64,664

	Chile 0.1%
	Antofagasta PLC	Metals & Mining		5,882	108,020

	Cyprus 0.1%
	Polymetal International PLC	Metals & Mining		6,052	102,655

	Czech Republic 0.0%†
b	Avast PLC, 144A	Software		9,316	71,323

	Denmark 3.9%
	Ambu AS, B	Health Care Equipment & Supplies		2,958	87,526
	AP Moeller-Maersk A/S, B	Marine		102	276,378
	AP Moller-Maersk A/S, A	Marine		68	175,402
	Carlsberg AS, B	Beverages		1,632	266,951
	Chr. Hansen Holding AS	Chemicals		1,768	144,502
	Coloplast AS, B	Health Care Equipment & Supplies		2,278	357,352
	Danske Bank AS	Banks		11,322	191,373
	DSV A/S	Air Freight & Logistics		3,366	808,174
a	Genmab A/S	Biotechnology		1,020	446,561
	GN Store Nord AS	Health Care Equipment & Supplies		2,210	153,313
	H. Lundbeck AS	Pharmaceuticals		1,054	28,658
	Novo Nordisk AS, B	Pharmaceuticals		27,030	2,617,859
	Novozymes AS	Chemicals		3,332	228,500
b	Orsted AS, 144A	Electric Utilities		3,230	427,304
	Pandora AS	Textiles, Apparel & Luxury Goods		1,666	202,534

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Denmark (continued)
	Rockwool International AS, B	Building Products		102	$43,782
	Royal Unibrew A/S	Beverages		782	94,336
	SimCorp A/S	Software		680	80,526
	Tryg AS	Insurance		5,270	119,838
	Vestas Wind Systems A/S	Electrical Equipment		17,272	693,184
a	William Demant Holding AS	Health Care Equipment & Supplies		1,802	90,885

					7,534,938

	Finland 2.2%
	Elisa OYJ	Diversified Telecommunication Services		2,448	152,182
c	Fortum OYJ, Reg S	Electric Utilities		7,446	226,871
	Huhtamaki OYJ	Containers & Packaging		1,598	72,228
	Kesko OYJ	Food & Staples Retailing		4,624	159,912
	Kojamo Oyj	Real Estate Management & Development		3,366	69,867
	Kone OYJ, B	Machinery		6,596	464,629
	Metso Outotec Oyj	Machinery		10,438	95,737
	Neste Oil OYJ	Oil, Gas & Consumable Fuels		6,970	395,574
a	Nokia OYJ	Communications Equipment		96,492	532,196
	Nokian Renkaat OYJ	Auto Components		2,312	83,091
	Nordea Bank Abp	Banks		60,928	793,826
	Orion OYJ	Pharmaceuticals		1,734	68,829
	Sampo Oyj, A	Insurance		8,500	422,710
	Stora Enso OYJ, R	Paper & Forest Products		9,860	165,295
	UPM-Kymmene OYJ	Paper & Forest Products		9,146	325,518
	Valmet Oyj	Machinery		2,142	77,801
	Wartsila OYJ ABP	Machinery		8,500	102,008

					4,208,274

	France 15.8%
a	Accor SA	Hotels, Restaurants & Leisure		3,162	113,419
a	Aeroports de Paris SA	Transportation Infrastructure		476	61,014
	Air Liquide SA	Chemicals		7,922	1,272,331
a	Airbus SE	Aerospace & Defense		9,418	1,256,315
b	ALD SA, 144A	Road & Rail		1,360	18,599
	Alstom SA	Machinery		5,066	192,870
b	Amundi SA, 144A	Capital Markets		986	83,305
	Arkema SA	Chemicals		1,156	153,401
	Atos SE	IT Services		1,598	85,470
	AXA SA	Insurance		32,776	914,887
	Biomerieux	Health Care Equipment & Supplies		748	85,441
	BNP Paribas SA	Banks		18,462	1,186,224
	Bollore	Entertainment		17,170	99,595
	Bouygues SA	Construction & Engineering		3,638	151,364
	Bureau Veritas SA	Professional Services		4,862	150,506
	Capgemini SE	IT Services		2,652	553,697
	Carrefour SA	Food & Staples Retailing		10,540	189,887
	Cie Generale des Etablissements Michelin SCA	Auto Components		2,958	455,261
	CNP Assurances	Insurance		2,618	41,643
a	Compagnie de Saint-Gobain	Building Products		8,058	543,893
	Covivio	Equity Real Estate Investment Trusts (REITs	)	850	71,735
	Credit Agricole SA	Banks		21,148	292,790
	Danone SA	Food Products		10,302	705,028
	Dassault Aviation SA	Aerospace & Defense		420	47,410
	Dassault Systemes SE	Software		11,390	600,158
	Edenred	IT Services		4,216	227,840
a	EDF SA	Electric Utilities		8,885	112,137
	Eiffage SA	Construction & Engineering		1,292	131,289

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
	Engie SA	Multi-Utilities		27,744	$364,690
	EssilorLuxottica SA	Textiles, Apparel & Luxury Goods		4,998	958,647
	Eurazeo SE	Diversified Financial Services		754	71,000
	Faurecia SE	Auto Components		2,045	96,935
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	884	119,407
	Getlink SE	Transportation Infrastructure		7,820	122,668
	Hermes International	Textiles, Apparel & Luxury Goods		510	707,209
	ICADE	Equity Real Estate Investment Trusts (REITs	)	544	42,777
	Iliad SA	Diversified Telecommunication Services		272	57,373
	Imerys SA	Construction Materials		646	28,061
	Ipsen SA	Pharmaceuticals		578	55,305
a	JCDecaux SA	Media		1,292	34,349
	Kering SA	Textiles, Apparel & Luxury Goods		1,258	898,103
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	3,196	72,006
	L’Oreal SA	Personal Products		4,114	1,701,432
b	La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure		1,496	77,136
	Legrand SA	Electrical Equipment		4,590	493,444
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		4,216	3,029,891
a,b	Neoen SA, 144A	Independent Power and Renewable Electricity Producers		442	17,837
	Orange SA	Diversified Telecommunication Services		32,844	355,980
	Orpea	Health Care Providers & Services		850	99,200
	Pernod Ricard SA	Beverages		3,570	789,012
	Plastic Omnium SA	Auto Components		952	24,472
	Publicis Groupe	Media		3,808	257,118
	Remy Cointreau SA	Beverages		408	79,203
a	Renault SA	Automobiles		3,162	113,218
	Rexel SA	Trading Companies & Distributors		5,202	101,074
	Rubis SCA	Gas Utilities		1,637	56,707
	Safran SA	Aerospace & Defense		5,882	747,546
	Sanofi	Pharmaceuticals		18,496	1,780,898
	Sartorius Stedim Biotech	Life Sciences Tools & Services		408	228,718
	Schneider Electric SE	Electrical Equipment		9,044	1,508,294
	SCOR SE	Insurance		2,720	79,029
	SEB SA	Household Durables		510	72,051
	Societe Generale SA	Banks		13,294	418,996
a	Sodexo SA	Hotels, Restaurants & Leisure		1,496	131,386
a	SOITEC	Semiconductors & Semiconductor Equipment		374	81,445
	Suez SA	Multi-Utilities		6,358	145,051
	Teleperformance	Professional Services		986	388,641
	Thales SA	Aerospace & Defense		1,734	169,129
	TotalEnergies SE	Oil, Gas & Consumable Fuels		41,446	1,985,479
a	Ubisoft Entertainment SA	Entertainment		1,598	96,082
a	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	2,312	170,469
	Valeo	Auto Components		4,148	116,578
	Veolia Environnement SA	Multi-Utilities		8,568	262,745
	Vinci SA	Construction & Engineering		8,568	895,179
	Vivendi SA	Media		12,784	161,569
	Wendel SE	Diversified Financial Services		476	66,144
a,b,c	Worldline SA, 144A, Reg S	IT Services		4,182	319,933

					30,447,125

	Germany 13.0%
	1&1 Drillisch AG	Wireless Telecommunication Services		748	23,701
	Adidas AG	Textiles, Apparel & Luxury Goods		3,264	1,028,169
	Allianz SE	Insurance		6,970	1,573,894
a,b	Auto1 Group SE, 144A	Specialty Retail		1,496	54,736

franklintempleton.com	Semiannual Report	191

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
	BASF SE	Chemicals	15,504	$1,183,217
	Bayer AG	Pharmaceuticals	16,728	911,282
	Bayerische Motoren Werke AG	Automobiles	5,508	528,298
	Bechtle AG	IT Services	1,428	98,140
	Beiersdorf AG	Personal Products	1,700	184,136
	Brenntag AG	Trading Companies & Distributors	2,652	247,665
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	646	124,319
a	Commerzbank AG	Banks	17,884	119,282
a	Continental AG	Auto Components	1,870	205,432
b	Covestro AG, 144A	Chemicals	3,094	212,781
a	CTS Eventim AG & Co. KGaA	Entertainment	986	74,620
	Daimler AG	Automobiles	14,416	1,281,794
a,b	Delivery Hero SE, 144A	Internet & Direct Marketing Retail	3,230	413,459
a	Deutsche Bank AG	Capital Markets	35,156	449,733
	Deutsche Boerse AG	Capital Markets	3,094	503,804
a	Deutsche Lufthansa AG	Airlines	5,100	35,103
	Deutsche Post AG	Air Freight & Logistics	16,660	1,051,906
	Deutsche Telekom AG	Diversified Telecommunication Services	55,114	1,111,159
	Deutsche Wohnen AG	Real Estate Management & Development	4,114	252,318
b	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	612	25,874
	E.ON SE	Multi-Utilities	36,448	446,407
	Evonik Industries AG	Chemicals	3,332	105,306
a	Evotec SE	Life Sciences Tools & Services	2,482	118,541
	Fielmann AG	Specialty Retail	408	27,260
a	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	612	42,642
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	3,502	247,009
	Fresenius SE & Co. KGaA	Health Care Providers & Services	6,936	333,878
	Fuchs Petrolub SE	Chemicals	578	21,155
	GEA Group AG	Machinery	2,822	129,481
	Hannover Rueck SE	Insurance	1,020	178,915
	HeidelbergCement AG	Construction Materials	2,550	191,446
a	Hella GmbH & Co. KGaA	Auto Components	748	52,395
a	HelloFresh SE	Internet & Direct Marketing Retail	2,788	258,363
	Henkel AG & Co. KGaA	Household Products	1,734	149,817
	Hochtief AG	Construction & Engineering	340	27,323
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	22,168	912,694
	KION Group AG	Machinery	1,258	117,891
	Knorr-Bremse AG	Machinery	1,122	120,464
	Lanxess AG	Chemicals	1,428	96,949
	LEG Immobilien AG	Real Estate Management & Development	1,224	173,347
	Merck KGaA	Pharmaceuticals	2,210	480,624
	METRO AG	Food & Staples Retailing	2,278	29,675
	MTU Aero Engines AG	Aerospace & Defense	918	207,889
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	2,380	653,442
	Nemetschek AG	Software	918	96,497
	ProSiebenSat.1 Media SE	Media	2,720	49,996
	Puma SE	Textiles, Apparel & Luxury Goods	1,700	189,968
	Rational AG	Machinery	68	64,197
	Rheinmetall AG	Industrial Conglomerates	748	73,495
	RWE AG	Multi-Utilities	10,574	374,382
	SAP SE	Software	18,836	2,551,488
	Sartorius AG	Health Care Equipment & Supplies	34	26,283
b,c	Scout24 AG, 144A, Reg S	Interactive Media & Services	1,462	101,595
	Siemens AG	Industrial Conglomerates	12,784	2,102,689
a	Siemens Energy AG	Electrical Equipment	7,310	196,803

192	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
b	Siemens Healthineers AG, 144A	Health Care Equipment & Supplies	4,760	$309,923
	Symrise AG	Chemicals	2,074	273,176
a	Talanx AG	Insurance	884	37,784
a,b	TeamViewer AG, 144A	Software	2,686	79,038
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	11,050	31,478
a	thyssenkrupp AG	Metals & Mining	8,058	85,712
	Traton SE	Machinery	850	21,869
a	TUI AG	Hotels, Restaurants & Leisure	12,673	55,005
	Uniper SE	Independent Power and Renewable Electricity Producers	1,496	62,503
	United Internet AG	Diversified Telecommunication Services	1,870	72,862
	Vantage Towers AG	Diversified Telecommunication Services	1,088	36,971
	Varta AG	Electrical Equipment	238	32,217
a	Vitesco Technologies Group AG, A	Auto Components	374	22,106
	Volkswagen AG	Automobiles	544	168,966
	Vonovia SE	Real Estate Management & Development	9,724	584,894
	Wacker Chemie AG	Chemicals	272	50,879
a,b	Zalando SE, 144A	Internet & Direct Marketing Retail	3,740	343,810

				24,914,321

	Ireland 1.5%
a	AIB Group PLC	Banks	13,396	36,469
	CRH PLC	Construction Materials	13,294	625,581
	DCC PLC	Industrial Conglomerates	1,700	142,070
	Experian PLC	Professional Services	15,572	652,782
a	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	2,822	558,581
	Glanbia PLC	Food Products	3,298	54,428
	Kerry Group	Food Products	2,550	342,817
	Kingspan Group PLC	Building Products	2,584	257,547
	Smurfit Kappa Group PLC	Containers & Packaging	4,454	232,535

				2,902,810

	Isle Of Man 0.2%
a	GVC Holdings PLC	Hotels, Restaurants & Leisure	9,962	286,107

	Italy 3.4%
	A2A SpA	Multi-Utilities	26,554	54,641
	Amplifon SpA	Health Care Providers & Services	2,278	108,772
	Assicurazioni Generali SpA	Insurance	21,658	461,599
a	Atlantia SpA	Transportation Infrastructure	8,432	160,021
	Banca Mediolanum SpA	Diversified Financial Services	4,488	48,633
	Buzzi Unicem SpA	Construction Materials	1,360	31,121
	Davide Campari-Milano NV	Beverages	8,500	119,986
	De’ Longhi SpA	Household Durables	1,088	39,190
	DiaSorin SpA	Health Care Equipment & Supplies	374	78,606
	Enel SpA	Electric Utilities	132,770	1,023,415
	Eni SpA	Oil, Gas & Consumable Fuels	42,636	570,522
	Ferrari NV	Automobiles	2,074	434,943
a	FinecoBank Banca Fineco SpA	Banks	10,438	189,562
	Hera SpA	Multi-Utilities	14,178	58,102
b,c	Infrastrutture Wireless Italiane SpA, 144A, Reg S	Diversified Telecommunication Services	6,256	69,865
	Interpump Group SpA	Machinery	1,360	88,266
	Intesa Sanpaolo SpA	Banks	281,282	799,821
	Italgas Reti SpA	Gas Utilities	8,602	55,230
a	Leonardo SpA	Aerospace & Defense	6,902	56,905
a	Mediobanca Banca di Credito Finanziario SpA	Banks	11,832	143,160

franklintempleton.com	Semiannual Report	193

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Italy (continued)
	Moncler SpA	Textiles, Apparel & Luxury Goods	3,672	$225,635
a,b	Nexi SpA, 144A	IT Services	9,928	185,938
b	Pirelli & C SpA, 144A	Auto Components	7,990	47,041
b,c	Poste Italiane SpA, 144A, Reg S	Insurance	7,854	108,591
	Prysmian SpA	Electrical Equipment	4,318	151,732
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	1,632	95,100
	Reply SpA	IT Services	374	69,091
	Snam SpA	Gas Utilities	37,502	208,448
	Telecom Italia SpA/Milano	Diversified Telecommunication Services	182,614	71,831
	Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	104,550	42,397
	Tenaris SA	Energy Equipment & Services	8,024	84,550
	Terna-Rete Elettrica Nazionale	Electric Utilities	23,902	169,975
	UniCredit SpA	Banks	36,652	488,495
	UnipolSai Assicurazioni SpA	Insurance	8,160	22,999

				6,564,183

	Luxembourg 0.4%
	ArcelorMittal SA	Metals & Mining	10,846	332,602
	Aroundtown SA	Real Estate Management & Development	20,638	142,793
	Eurofins Scientific SE	Life Sciences Tools & Services	2,074	266,422
a	RTL Group SA	Media	646	38,669

				780,486

	Mexico 0.0%†
	Fresnillo PLC	Metals & Mining	3,230	34,031

	Netherlands 9.2%
	Aalberts NV	Machinery	1,632	94,306
a,b	ABN AMRO Bank NV, 144A	Banks	7,106	102,565
a,b	Adyen NV, 144A	IT Services	496	1,388,237
	Aegon NV	Insurance	30,158	156,129
	Akzo Nobel NV	Chemicals	3,128	342,146
a	Argenx SE	Biotechnology	850	255,635
	ASM International NV	Semiconductors & Semiconductor Equipment	816	319,837
	ASML Holding NV	Semiconductors & Semiconductor Equipment	6,732	5,039,345
	ASR Nederland NV	Insurance	2,380	109,008
	BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	1,190	94,692
b	CTP NV, 144A	Real Estate Management & Development	782	17,038
b,c	Euronext NV, 144A, Reg S	Capital Markets	1,360	153,992
	EXOR NV	Diversified Financial Services	1,802	152,288
a,b	Grandvision NV, 144A	Specialty Retail	884	29,045
	Heineken Holding NV	Beverages	1,802	157,154
	Heineken NV	Beverages	4,080	426,512
	IMCD Group NV	Trading Companies & Distributors	986	188,835
	ING Groep NV	Banks	66,470	968,181
	JDE Peet’s BV	Food Products	1,394	41,682
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing	16,626	553,686
	Koninklijke DSM NV	Chemicals	2,788	558,182
	Koninklijke KPN NV	Diversified Telecommunication Services	56,882	178,982
	Koninklijke Philips NV	Health Care Equipment & Supplies	15,436	685,885
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	1,122	44,212
	NN Group NV	Insurance	5,338	280,062
	Prosus NV	Internet & Direct Marketing Retail	15,028	1,201,578
a	QIAGEN NV	Life Sciences Tools & Services	3,774	195,906
	Randstad NV	Professional Services	1,904	128,206
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	69,632	1,553,852
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	63,342	1,408,877

194	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Netherlands (continued)
b	Signify NV, 144A	Electrical Equipment	2,142	$107,119
a	Universal Music Group NV	Entertainment	12,784	342,472
	Wolters Kluwer NV	Professional Services	4,488	476,341

				17,751,987

	Norway 1.2%
a	Adevinta ASA, B	Interactive Media & Services	4,522	77,704
	Aker ASA	Diversified Financial Services	408	32,344
	Aker BP ASA	Oil, Gas & Consumable Fuels	1,836	59,964
	DNB Bank ASA	Banks	17,612	403,416
	Equinor ASA	Oil, Gas & Consumable Fuels	16,524	421,465
	Gjensidige Forsikring ASA	Insurance	2,822	62,652
	Leroy Seafood Group ASA	Food Products	4,488	37,172
	Mowi ASA	Food Products	7,310	185,990
	Norsk Hydro ASA	Metals & Mining	22,882	171,748
	Orkla ASA	Food Products	13,056	119,982
	Salmar ASA	Food Products	884	58,898
b	Scatec ASA, 144A	Independent Power and Renewable Electricity Producers	2,040	38,128
	Schibsted ASA, A	Media	1,326	63,222
	Schibsted ASA, B	Media	1,700	72,407
	Telenor ASA	Diversified Telecommunication Services	10,880	183,592
	Tomra Systems ASA	Commercial Services & Supplies	1,972	103,307
	Yara International ASA	Chemicals	2,618	130,251

				2,222,242

	Poland 0.5%
a,b	Allegro.eu, 144A	Internet & Direct Marketing Retail	6,698	97,571
	Bank Pekao SA	Banks	2,686	69,699
	CD Projekt SA	Entertainment	1,054	50,905
	Cyfrowy Polsat SA	Media	4,556	40,819
a,b	Dino Polska SA, 144A	Food & Staples Retailing	816	68,259
a	InPost SA	Air Freight & Logistics	3,434	56,872
	KGHM Polska Miedz SA	Metals & Mining	2,380	94,481
	LPP SA	Textiles, Apparel & Luxury Goods	19	70,809
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	5,304	109,546
	Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	30,090	48,977
a	Powszechna Kasa Oszczednosci Bank Polski SA	Banks	14,654	155,867
	Powszechny Zaklad Ubezpieczen SA	Insurance	9,520	87,499
a	Santander Bank Polska SA	Banks	510	38,553

				989,857

	Portugal 0.2%
	EDP-Energias de Portugal SA	Electric Utilities	48,348	254,110
	Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	8,840	100,402
	Jeronimo Martins SGPS SA	Food & Staples Retailing	4,182	83,412

				437,924

	Russia 0.0%†
	Evraz PLC	Metals & Mining	9,826	78,751

	Spain 3.8%
	Acciona SA	Electric Utilities	340	56,427
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	3,672	99,795
a,b	Aena SME SA, 144A	Transportation Infrastructure	1,156	200,024

franklintempleton.com	Semiannual Report	195

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Spain (continued)
a	Amadeus IT Group SA	IT Services		7,310	$481,883
	Banco Bilbao Vizcaya Argentaria SA	Banks		113,254	750,389
	Banco Santander SA	Banks		292,128	1,061,899
	Bankinter SA	Banks		11,764	69,097
	CaixaBank SA	Banks		75,820	235,847
b	Cellnex Telecom SA, 144A	Diversified Telecommunication Services		10,268	634,275
	Corporacion Mapfre SA	Insurance		16,490	36,025
	EDP Renovaveis SA	Independent Power and Renewable Electricity Producers		4,080	101,285
	Enagas SA	Gas Utilities		4,250	94,595
	Endesa SA	Electric Utilities		5,440	109,828
	Ferrovial SA	Construction & Engineering		8,228	240,589
	Fluidra SA	Machinery		1,734	69,231
	Grifols SA	Biotechnology		5,678	138,717
	Iberdrola SA	Electric Utilities		100,266	1,009,109
	Industria de Diseno Textil SA	Specialty Retail		18,054	665,792
	Inmobiliaria Colonial SA	Equity Real Estate Investment Trusts (REITs	)	5,678	55,145
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	Insurance		12,206	24,091
	Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs	)	5,712	58,732
	Naturgy Energy Group SA	Gas Utilities		5,100	128,557
	Red Electrica Corp. SA	Electric Utilities		7,412	148,695
	Repsol SA	Oil, Gas & Consumable Fuels		21,896	286,702
a	Siemens Gamesa Renewable Energy SA	Electrical Equipment		3,876	98,916
	Telefonica SA	Diversified Telecommunication Services		84,422	395,962

					7,251,607

	Sweden 5.7%
	Alfa Laval AB	Machinery		5,406	203,052
	Assa Abloy AB, B	Building Products		15,572	455,134
	Atlas Copco AB	Machinery		6,494	332,919
	Atlas Copco AB, A	Machinery		10,812	657,726
	Beijer Ref AB	Trading Companies & Distributors		4,182	83,367
	Boliden AB	Metals & Mining		4,692	151,402
	Castellum AB	Real Estate Management & Development		3,502	85,863
	Electrolux AB, B	Household Durables		3,910	90,414
	Elekta AB, B	Health Care Equipment & Supplies		6,222	69,940
	Epiroc AB, A	Machinery		10,676	222,098
	Epiroc AB, B	Machinery		6,494	115,687
	EQT AB	Capital Markets		4,862	203,404
	Ericsson, B	Communications Equipment		51,544	583,869
	Essity AB, B	Household Products		10,438	324,526
b,c	Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure		2,754	420,125
a	Fastighets AB Balder, B	Real Estate Management & Development		1,700	102,561
	Getinge AB, B	Health Care Equipment & Supplies		3,842	153,618
a	Hennes & Mauritz AB, B	Specialty Retail		15,062	307,075
	Hexagon AB, B	Electronic Equipment, Instruments & Components		30,192	469,175
	Holmen AB, B	Paper & Forest Products		1,632	72,025
	Husqvarna AB, A	Household Durables		442	5,315
	Husqvarna AB, B	Household Durables		7,072	84,919
	ICA Gruppen AB	Food & Staples Retailing		1,326	60,946
	Industrivarden AB, A	Diversified Financial Services		3,570	114,749
	Industrivarden AB, C	Diversified Financial Services		2,856	88,796
	Indutrade AB	Machinery		4,794	133,925
	Investment AB Latour, B	Industrial Conglomerates		2,414	75,164

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Sweden (continued)
	Investor AB, A	Diversified Financial Services	9,112	$198,143
	Investor AB, B	Diversified Financial Services	30,770	665,235
a	Kinnevik AB, A	Diversified Financial Services	272	10,695
a	Kinnevik AB, B	Diversified Financial Services	4,114	145,378
	L E Lundbergforetagen AB, B	Diversified Financial Services	1,292	71,271
	Lifco AB, B	Industrial Conglomerates	3,910	105,476
	Lundin Energy AB	Oil, Gas & Consumable Fuels	3,230	120,656
	Nibe Industrier AB, B	Building Products	20,604	260,596
	Saab AB, B	Aerospace & Defense	1,632	46,412
	Sagax AB, B	Real Estate Management & Development	2,924	91,511
	Sagax AB, D	Real Estate Management & Development	2,040	7,508
	Sandvik AB	Machinery	18,088	415,990
	Securitas AB, B	Commercial Services & Supplies	5,270	83,762
a,b	Sinch AB, 144A	Software	8,840	172,889
	Skandinaviska Enskilda Banken AB, A	Banks	23,970	339,471
	Skandinaviska Enskilda Banken AB, C	Banks	374	5,395
	Skanska AB, B	Construction & Engineering	6,154	155,247
	SKF AB, B	Machinery	6,562	155,714
	Svenska Cellulosa AB, A	Paper & Forest Products	408	6,361
	Svenska Cellulosa AB, B	Paper & Forest Products	10,166	158,500
	Svenska Handelsbanken AB, A	Banks	24,616	276,645
	Svenska Handelsbanken AB, B	Banks	646	7,945
	Sweco AB, B	Construction & Engineering	3,400	53,710
	Swedbank AB, A	Banks	17,238	349,349
	Swedish Match AB	Tobacco	26,078	228,511
a	Swedish Orphan Biovitrum AB	Biotechnology	3,060	82,791
	Tele2 AB, B	Wireless Telecommunication Services	8,568	127,170
	Telefonaktiebolaget LM Ericsson, A	Communications Equipment	646	7,369
	Telia Co. AB	Diversified Telecommunication Services	44,132	182,232
	Trelleborg AB, B	Machinery	4,148	88,758
	Volvo AB, A	Machinery	3,536	80,351
	Volvo AB, B	Machinery	25,942	584,340

				10,953,175

	Switzerland 15.1%
	ABB Ltd.	Electrical Equipment	28,968	974,761
	Adecco Group AG	Professional Services	2,618	131,959
	Alcon Inc.	Health Care Equipment & Supplies	7,888	642,980
	Baloise Holding AG	Insurance	782	119,289
	Banque Cantonale Vaudoise	Banks	476	36,280
	Barry Callebaut AG	Food Products	68	154,537
	BKW AG	Electric Utilities	306	33,131
	Chocoladefabriken Lindt & Spruengli AG	Food Products	36	402,123
	Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	8,704	908,982
	Clariant AG	Chemicals	3,910	73,874
	Coca-Cola HBC AG	Beverages	3,366	108,880
	Credit Suisse Group AG	Capital Markets	40,800	406,491
	DKSH Holding AG	Professional Services	612	48,056
	EMS-Chemie Holding AG	Chemicals	102	96,659
a	Flughafen Zurich AG	Transportation Infrastructure	340	60,867
	Geberit AG	Building Products	578	426,909
	Georg Fischer AG	Machinery	68	101,324
	Givaudan AG	Chemicals	159	726,438
	Glencore PLC	Metals & Mining	225,692	1,070,721
	Helvetia Holding AG	Insurance	612	66,852
	Julius Baer Group Ltd.	Capital Markets	3,706	247,583
	Kuehne + Nagel International AG	Marine	850	291,033

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland (continued)
	LafargeHolcim Ltd., B	Construction Materials		9,350	$452,440
	Logitech International SA	Technology Hardware, Storage & Peripherals		2,516	224,561
	Lonza Group AG	Life Sciences Tools & Services		1,258	946,147
a,b	Medmix AG, 144A	Health Care Equipment & Supplies		306	14,433
	Nestle SA	Food Products		48,178	5,820,508
	Novartis AG	Pharmaceuticals		36,108	2,973,873
	OC Oerlikon Corp. AG	Machinery		3,366	36,949
	Partners Group Holding AG	Capital Markets		374	587,952
	PSP Swiss Property AG	Real Estate Management & Development		748	90,288
	Roche Holding AG	Pharmaceuticals		442	182,135
	Roche Holding AG	Pharmaceuticals		11,832	4,337,195
	Schindler Holding AG	Machinery		306	79,186
	Schindler Holding AG, PC	Machinery		680	183,112
	SGS SA	Professional Services		102	298,067
	SIG Combibloc Group AG	Containers & Packaging		5,474	146,232
	Sika AG	Chemicals		2,414	768,050
	Sonova Holding AG	Health Care Equipment & Supplies		884	336,599
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment		10,880	476,193
	Straumann Holding AG	Health Care Equipment & Supplies		170	306,796
	Sulzer AG	Machinery		306	29,260
	Swatch Group AG	Textiles, Apparel & Luxury Goods		476	125,270
	Swatch Group AG	Textiles, Apparel & Luxury Goods		782	40,406
	Swiss Life Holding AG	Insurance		510	258,868
	Swiss Prime Site AG	Real Estate Management & Development		1,292	126,589
	Swiss Re AG	Insurance		4,964	426,451
	Swisscom AG	Diversified Telecommunication Services		408	235,042
	Tecan Group AG	Life Sciences Tools & Services		204	116,231
	Temenos AG	Software		1,054	143,607
	UBS Group AG	Capital Markets		55,386	890,593
b,c	VAT Group AG, 144A, Reg S	Machinery		442	175,407
	Vifor Pharma AG	Pharmaceuticals		884	115,137
	Zurich Insurance Group AG	Insurance		2,516	1,034,612

					29,107,918

	United Kingdom 19.5%
	3i Group PLC	Capital Markets		16,354	282,583
	Abrdn PLC	Capital Markets		36,652	126,317
	Admiral Group PLC	Insurance		3,570	149,607
	Anglo American PLC	Metals & Mining		20,944	740,590
	Ashmore Group PLC	Capital Markets		7,922	36,382
	Ashtead Group PLC	Trading Companies & Distributors		7,548	574,613
	Associated British Foods PLC	Food Products		5,984	150,075
	AstraZeneca PLC	Pharmaceuticals		26,350	3,182,691
b	Auto Trader Group PLC, 144A	Interactive Media & Services		16,218	128,756
	AVEVA Group PLC	Software		1,904	92,421
	Aviva PLC	Insurance		67,320	359,362
	B&M European Value Retail SA	Multiline Retail		15,198	121,027
	BAE Systems PLC	Aerospace & Defense		55,250	421,053
	Barclays PLC	Banks		286,688	732,910
	Barratt Developments PLC	Household Durables		17,408	155,010
	Bellway PLC	Household Durables		2,108	93,200
	Berkeley Group Holdings PLC	Household Durables		1,726	101,515
	BHP Group PLC	Metals & Mining		35,462	902,847
	BP PLC	Oil, Gas & Consumable Fuels		337,722	1,549,616
	British American Tobacco PLC	Tobacco		38,726	1,359,710
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	15,776	105,337

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
a	BT Group PLC	Diversified Telecommunication Services		128,214	$276,258
	Bunzl PLC	Trading Companies & Distributors		5,780	191,330
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		6,902	168,910
a	Centrica PLC	Multi-Utilities		101,558	77,615
a	CNH Industrial NV	Machinery		16,932	288,463
a	Compass Group PLC	Hotels, Restaurants & Leisure		30,634	629,494
b	ConvaTec Group PLC, 144A	Health Care Equipment & Supplies		27,574	80,308
	Croda International PLC	Chemicals		2,312	266,349
	Dechra Pharmaceuticals PLC	Pharmaceuticals		1,802	117,842
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	1,700	79,264
	Diageo PLC	Beverages		39,032	1,897,795
	Direct Line Insurance Group PLC	Insurance		23,460	91,607
a	Dr. Martens PLC	Textiles, Apparel & Luxury Goods		6,936	36,847
	DS Smith PLC	Containers & Packaging		21,930	122,092
a	easyJet PLC	Airlines		6,376	56,981
	Electrocomponents PLC	Trading Companies & Distributors		8,024	116,631
	Ferguson PLC	Trading Companies & Distributors		3,808	530,652
	GlaxoSmithKline PLC	Pharmaceuticals		84,354	1,596,437
	Halma PLC	Electronic Equipment, Instruments & Components		6,528	250,154
	Hargreaves Lansdown PLC	Capital Markets		6,494	125,345
	Hikma Pharmaceuticals PLC	Pharmaceuticals		2,890	95,470
	HomeServe PLC	Commercial Services & Supplies		4,658	56,808
	Howden Joinery Group PLC	Trading Companies & Distributors		9,792	118,273
	HSBC Holdings PLC	Banks		347,344	1,826,766
	IMI PLC	Machinery		4,216	94,365
	Imperial Brands PLC	Tobacco		16,184	340,091
a	Informa PLC	Media		25,704	190,411
a	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		3,128	200,591
	Intermediate Capital Group PLC	Capital Markets		4,760	131,251
a	International Consolidated Airlines Group SA	Airlines		19,451	46,815
	Intertek Group PLC	Professional Services		2,652	177,969
a	ITV PLC	Media		64,498	92,706
	J Sainsbury PLC	Food & Staples Retailing		27,982	107,680
	JD Sports Fashion PLC	Specialty Retail		7,786	110,074
	Johnson Matthey PLC	Chemicals		3,298	119,398
a,b,c	Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail		3,094	226,048
	Kingfisher PLC	Specialty Retail		36,278	164,600
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	12,240	115,032
	Legal & General Group PLC	Insurance		101,830	385,957
	Lloyds Banking Group PLC	Banks		1,208,190	758,655
	London Stock Exchange Group PLC	Capital Markets		6,222	625,013
	M&G PLC	Diversified Financial Services		44,676	122,646
a	Meggitt PLC	Aerospace & Defense		13,396	133,374
	Melrose Industries PLC	Industrial Conglomerates		74,419	174,647
	Mondi PLC	Paper & Forest Products		8,330	205,485
	National Grid PLC	Multi-Utilities		60,180	717,797
	Natwest Group PLC	Banks		90,610	274,769
	Next PLC	Multiline Retail		2,176	240,941
a	NMC Health PLC	Health Care Providers & Services		1,159	—
a	Ocado Group PLC	Food & Staples Retailing		8,330	186,728
	Pearson PLC	Media		12,886	123,674
	Pennon Group PLC	Water Utilities		4,782	73,054
	Persimmon PLC	Household Durables		5,440	195,698
	Phoenix Group Holdings PLC	Insurance		10,200	88,790
	Prudential PLC	Insurance		44,336	869,806
b	Quilter PLC, 144A	Capital Markets		30,498	58,599

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	Reckitt Benckiser Group PLC	Household Products		10,846	$852,591
	RELX PLC	Professional Services		31,688	917,339
	Renishaw PLC	Electronic Equipment, Instruments & Components		578	37,003
	Rentokil Initial PLC	Commercial Services & Supplies		31,892	250,957
	Rightmove PLC	Interactive Media & Services		14,892	137,224
a	Rolls-Royce Holdings PLC	Aerospace & Defense		143,072	270,346
	Royal Mail PLC	Air Freight & Logistics		15,640	88,823
	Schroders PLC	Capital Markets		1,938	93,941
	Segro PLC	Equity Real Estate Investment Trusts (REITs	)	20,434	329,249
	Severn Trent PLC	Water Utilities		4,352	152,803
	Smith & Nephew PLC	Health Care Equipment & Supplies		15,028	260,785
	Smiths Group PLC	Industrial Conglomerates		6,800	132,122
	Spirax-Sarco Engineering PLC	Machinery		1,258	253,925
	SSE PLC	Electric Utilities		17,884	378,829
	St. James’s Place Capital PLC	Capital Markets		9,078	184,462
	Standard Chartered PLC	Banks		43,180	253,847
	Tate & Lyle PLC	Food Products		8,024	74,847
	Taylor Wimpey PLC	Household Durables		62,186	130,636
a	TechnipFMC PLC	Energy Equipment & Services		7,888	59,897
	Tesco PLC	Food & Staples Retailing		128,452	438,711
	The Sage Group PLC	Software		17,782	170,136
a	THG PLC	Internet & Direct Marketing Retail		17,472	119,441
	Travis Perkins PLC	Trading Companies & Distributors		3,842	79,519
	Unilever PLC	Personal Products		43,962	2,374,011
	United Utilities Group PLC	Water Utilities		11,730	153,164
	Vodafone Group PLC	Wireless Telecommunication Services		472,430	721,722
a	Weir Group PLC	Machinery		4,488	102,359
a	Whitbread PLC	Hotels, Restaurants & Leisure		3,468	155,059
	Wickes Group PLC	Specialty Retail		4,420	13,564
	William Morrison Supermarkets PLC	Food & Staples Retailing		38,148	151,482
	WPP PLC	Media		19,788	266,945

					37,421,716

	United States 0.4%
	Stellantis NV	Automobiles		34,680	664,059

	Total Common Stocks and Other Equity Interests (Cost $154,998,094)				189,619,953

	Preferred Stocks 0.9%
	Germany 0.9%
d	Bayerische Motoren Werke AG, 2.909%, pfd.	Automobiles		986	75,420
d	Fuchs Petrolub SE, 2.449%, pfd.	Chemicals		1,190	55,745
d	Henkel AG & Co. KGaA, 2.307%, pfd.	Household Products		2,992	278,031
d	Porsche Automobil Holding SE, 2.572%, pfd.	Automobiles		2,618	260,753
d	Sartorius AG, 0.129%, pfd.	Health Care Equipment & Supplies		408	259,974
d	Volkswagen AG, 2.510%, pfd.	Automobiles		3,128	701,983

	Total Preferred Stocks (Cost $1,217,223)				1,631,906

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Rights 0.0%†
	France 0.0%†
a	Veolia Environnement SA, rts., 10/5/21	Multi-Utilities	8,874	$7,384

	Germany 0.0%†
a	Deutsche Lufthansa AG, rts., 10/5/21	Airlines	5,100	12,117

	Total Rights (Cost $26,067)			19,501

	Total Investments (Cost $156,241,384) 99.5%			191,271,360
	Other Assets, less Liabilities 0.5%			1,050,018

	Net Assets 100.0%			$192,321,378

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $7,080,906, representing 3.7% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $1,802,427, representing 0.9% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
EURO STOXX 50 Index	Long	12	$562,972	12/17/21	$(15,209)
FTSE 100 Index	Long	2	190,751	12/17/21	2,222

Total Futures Contracts					$(12,987)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 339.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Europe Hedged ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March, 31
		2021	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.72	$19.15	$22.81	$23.88	$25.05

Income from investment operations[b]:

Net investment income[c]	0.49	0.59	0.73	0.79	0.25

Net realized and unrealized gains (losses)	1.48	6.45	(2.92)	0.62	(1.40)

Total from investment operations	1.97	7.04	(2.19)	1.41	(1.15)

Less distributions from:

Net investment income	(0.15)	(0.47)	(1.47)	(0.38)	(0.02)

Net realized gains	—	—	—	(2.10)	— [d]

Total Distributions	(0.15)	(0.47)	(1.47)	(2.48)	(0.02)

Net asset value, end of period	$27.54	$25.72	$19.15	$22.81	$23.88

Total return[e]	7.65%	36.92%	(10.67)%	6.98%	(4.61)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%	0.09%	0.09%	0.09%	—%

Net investment income	3.57%	2.58%	3.10%	3.28%	2.47%

Supplemental data

Net assets, end of period (000’s)	$16,521	$15,429	$3,831	$4,563	$33,428

Portfolio turnover rate[g]	5.59% [h]	12.87% [h]	14.81% [h]	26.81%	5.33%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.001 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	5.59%	12.87%	14.81%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin FTSE Europe Hedged ETF

		Industry		Shares	Value
	Common Stocks and Other Equity Interests 98.6%
	Australia 0.6%
	Rio Tinto PLC	Metals & Mining		1,590	$105,339

	Austria 0.4%
a	ams AG	Semiconductors & Semiconductor Equipment		360	6,582
	Andritz AG	Machinery		102	5,589
	Erste Group Bank AG	Banks		417	18,394
	OMV AG	Oil, Gas & Consumable Fuels		210	12,699
	Raiffeisen Bank International AG	Banks		195	5,126
	Telekom Austria AG	Diversified Telecommunication Services		192	1,660
	Verbund AG	Electric Utilities		96	9,757
	Voestalpine AG	Metals & Mining		165	6,127

					65,934

	Belgium 1.4%
	Ackermans & van Haaren NV	Diversified Financial Services		33	5,695
	Ageas SA/NV	Insurance		258	12,803
	Anheuser-Busch InBev SA/NV	Beverages		1,227	69,886
	Colruyt SA	Food & Staples Retailing		73	3,722
	D’ieteren Group	Distributors		33	4,857
	Elia Group SA/NV	Electric Utilities		51	6,100
a	Galapagos NV	Biotechnology		69	3,611
	Groupe Bruxelles Lambert SA	Diversified Financial Services		153	16,859
	KBC Groep NV	Banks		402	36,359
	Proximus SADP	Diversified Telecommunication Services		201	3,993
	Sofina SA	Diversified Financial Services		21	8,353
	Solvay SA	Chemicals		102	12,726
	Telenet Group Holding NV	Media		66	2,521
	UCB SA	Pharmaceuticals		177	19,857
	Umicore SA	Chemicals		300	17,815
	Warehouses De Pauw CVA	Equity Real Estate Investment Trusts (REITs	)	207	8,397

					233,554

	Bermuda 0.0%†
a	Hiscox Ltd.	Insurance		501	5,672

	Chile 0.1%
	Antofagasta PLC	Metals & Mining		498	9,146

	Cyprus 0.1%
	Polymetal International PLC	Metals & Mining		519	8,803

	Czech Republic 0.0%†
b	Avast PLC, 144A	Software		822	6,293

	Denmark 3.9%
	Ambu AS, B	Health Care Equipment & Supplies		255	7,545
	AP Moeller – Maersk A/S, B	Marine		8	21,677
	AP Moller – Maersk A/S, A	Marine		6	15,477
	Carlsberg AS, B	Beverages		144	23,554
	Chr. Hansen Holding AS	Chemicals		153	12,505
	Coloplast AS, B	Health Care Equipment & Supplies		195	30,590
	Danske Bank AS	Banks		972	16,430
	DSV AS	Air Freight & Logistics		288	69,149
a	Genmab A/S	Biotechnology		87	38,089
	GN Store Nord AS	Health Care Equipment & Supplies		189	13,111
	H. Lundbeck AS	Pharmaceuticals		87	2,365
	Novo Nordisk AS, B	Pharmaceuticals		2,325	225,176
	Novozymes AS	Chemicals		288	19,750
b	Orsted AS, 144A	Electric Utilities		276	36,513

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Denmark (continued)
	Pandora AS	Textiles, Apparel & Luxury Goods		141	$17,141
	Rockwool International AS, B	Building Products		9	3,863
	Royal Unibrew A/S	Beverages		69	8,324
	SimCorp A/S	Software		57	6,750
	Tryg AS	Insurance		450	10,233
	Vestas Wind Systems A/S	Electrical Equipment		1,476	59,237
a	William Demant Holding AS	Health Care Equipment & Supplies		156	7,868

					645,347

	Finland 2.2%
	Elisa OYJ	Diversified Telecommunication Services		210	13,055
c	Fortum OYJ, Reg S	Electric Utilities		630	19,195
	Huhtamaki OYJ	Containers & Packaging		132	5,966
	Kesko OYJ	Food & Staples Retailing		390	13,488
	Kojamo Oyj	Real Estate Management & Development		291	6,040
	Kone OYJ, B	Machinery		576	40,574
	Metso Outotec Oyj	Machinery		885	8,117
	Neste Oil OYJ	Oil, Gas & Consumable Fuels		609	34,563
a	Nokia OYJ	Communications Equipment		8,244	45,469
	Nokian Renkaat OYJ	Auto Components		201	7,224
	Nordea Bank Abp	Banks		5,196	67,698
	Orion OYJ	Pharmaceuticals		153	6,073
	Sampo OYJ, A	Insurance		741	36,850
	Stora Enso OYJ, R	Paper & Forest Products		834	13,982
	UPM-Kymmene OYJ	Paper & Forest Products		780	27,761
	Valmet Oyj	Machinery		192	6,974
	Wartsila OYJ ABP	Machinery		717	8,605

					361,634

	France 15.8%
a	Accor SA	Hotels, Restaurants & Leisure		267	9,577
a	Aeroports de Paris SA	Transportation Infrastructure		42	5,384
	Air Liquide SA	Chemicals		681	109,374
a	Airbus SE	Aerospace & Defense		813	108,450
b	ALD SA, 144A	Road & Rail		117	1,600
	Alstom SA	Machinery		435	16,561
b	Amundi SA, 144A	Capital Markets		84	7,097
	Arkema SA	Chemicals		96	12,739
	Atos SE	IT Services		141	7,541
	AXA SA	Insurance		2,814	78,548
	Biomerieux	Health Care Equipment & Supplies		63	7,196
	BNP Paribas SA	Banks		1,584	101,775
	Bollore	Entertainment		1,461	8,475
	Bouygues SA	Construction & Engineering		312	12,981
	Bureau Veritas SA	Professional Services		417	12,908
	Capgemini SE	IT Services		228	47,603
	Carrefour SA	Food & Staples Retailing		921	16,593
	Cie Generale des Etablissements Michelin SCA	Auto Components		255	39,247
	CNP Assurances	Insurance		222	3,531
	Compagnie de Saint-Gobain	Building Products		693	46,776
	Covivio	Equity Real Estate Investment Trusts (REITs	)	72	6,076
	Credit Agricole SA	Banks		1,812	25,087
	Danone SA	Food Products		879	60,155
	Dassault Aviation SA	Aerospace & Defense		30	3,386
	Dassault Systemes SE	Software		975	51,374
	Edenred	IT Services		366	19,779
	EDF SA	Electric Utilities		753	9,504

204	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
	Eiffage SA	Construction & Engineering		111	$11,279
	Engie SA	Multi-Utilities		2,427	31,902
	EssilorLuxottica SA	Textiles, Apparel & Luxury Goods		432	82,860
	Eurazeo SE	Diversified Financial Services		63	5,932
	Faurecia SE	Auto Components		174	8,248
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	75	10,131
	Getlink SE	Transportation Infrastructure		660	10,353
	Hermes International	Textiles, Apparel & Luxury Goods		45	62,401
	ICADE	Equity Real Estate Investment Trusts (REITs	)	45	3,539
	Iliad SA	Diversified Telecommunication Services		21	4,429
	Imerys SA	Construction Materials		54	2,346
	Ipsen SA	Pharmaceuticals		48	4,593
a	JCDecaux SA	Media		105	2,792
	Kering SA	Textiles, Apparel & Luxury Goods		107	76,389
a	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	264	5,948
	L’Oreal SA	Personal Products		351	145,164
b	La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure		126	6,497
	Legrand SA	Electrical Equipment		390	41,927
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		365	262,313
a,b	Neoen SA, 144A	Independent Power and Renewable Electricity Producers		36	1,453
	Orange SA	Diversified Telecommunication Services		2,805	30,402
	Orpea	Health Care Providers & Services		72	8,403
	Pernod Ricard SA	Beverages		306	67,630
	Plastic Omnium SA	Auto Components		75	1,928
	Publicis Groupe	Media		336	22,687
	Remy Cointreau SA	Beverages		36	6,988
a	Renault SA	Automobiles		273	9,775
	Rexel SA	Trading Companies & Distributors		444	8,627
	Rubis SCA	Gas Utilities		135	4,677
	Safran SA	Aerospace & Defense		510	64,816
	Sanofi	Pharmaceuticals		1,593	153,383
	Sartorius Stedim Biotech	Life Sciences Tools & Services		36	20,181
	Schneider Electric SE	Electrical Equipment		774	129,082
	SCOR SE	Insurance		234	6,799
	SEB SA	Household Durables		45	6,357
	Societe Generale SA	Banks		1,137	35,836
a	Sodexo SA	Hotels, Restaurants & Leisure		129	11,329
a	SOITEC	Semiconductors & Semiconductor Equipment		30	6,533
	Suez SA	Multi-Utilities		555	12,662
	Teleperformance	Professional Services		84	33,109
	Thales SA	Aerospace & Defense		144	14,045
	TotalEnergies SE	Oil, Gas & Consumable Fuels		3,549	170,016
a	Ubisoft Entertainment SA	Entertainment		141	8,478
a	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	195	14,378
	Valeo	Auto Components		354	9,949
	Veolia Environnement SA	Multi-Utilities		754	23,122
	Vinci SA	Construction & Engineering		735	76,792
	Vivendi SA	Media		1,098	13,877
	Wendel SE	Diversified Financial Services		39	5,419
a,b,c	Worldline SA, 144A, Reg S	IT Services		357	27,311

					2,614,404

	Germany 13.0%
	1&1 Drillisch AG	Wireless Telecommunication Services		66	2,091
	Adidas AG	Textiles, Apparel & Luxury Goods		279	87,886
	Allianz SE	Insurance		600	135,486

franklintempleton.com	Semiannual Report	205

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
a,b	Auto1 Group SE, 144A	Specialty Retail	132	$4,830
	BASF SE	Chemicals	1,341	102,341
	Bayer AG	Pharmaceuticals	1,440	78,446
	Bayerische Motoren Werke AG	Automobiles	468	44,888
	Bechtle AG	IT Services	117	8,041
	Beiersdorf AG	Personal Products	147	15,922
	Brenntag AG	Trading Companies & Distributors	228	21,293
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	54	10,392
a	Commerzbank AG	Banks	1,524	10,165
a	Continental AG	Auto Components	159	17,467
b	Covestro AG, 144A	Chemicals	264	18,156
a	CTS Eventim AG & Co. KGaA	Entertainment	84	6,357
	Daimler AG	Automobiles	1,230	109,365
a,b	Delivery Hero SE, 144A	Internet & Direct Marketing Retail	276	35,330
a	Deutsche Bank AG	Capital Markets	2,991	38,262
	Deutsche Boerse AG	Capital Markets	270	43,965
a	Deutsche Lufthansa AG	Airlines	465	3,201
	Deutsche Post AG	Air Freight & Logistics	1,431	90,353
	Deutsche Telekom AG	Diversified Telecommunication Services	4,725	95,261
	Deutsche Wohnen AG	Real Estate Management & Development	345	21,159
b	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	51	2,156
	E.ON SE	Multi-Utilities	3,171	38,838
	Evonik Industries AG	Chemicals	279	8,818
a	Evotec SE	Life Sciences Tools & Services	213	10,173
	Fielmann AG	Specialty Retail	33	2,205
a	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	51	3,554
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	300	21,160
	Fresenius SE & Co. KGaA	Health Care Providers & Services	597	28,738
	Fuchs Petrolub SE	Chemicals	51	1,867
	GEA Group AG	Machinery	246	11,287
	Hannover Rueck SE	Insurance	87	15,260
	HeidelbergCement AG	Construction Materials	216	16,217
a	Hella GmbH & Co. KGaA	Auto Components	66	4,623
a	HelloFresh SE	Internet & Direct Marketing Retail	240	22,241
	Henkel AG & Co. KGaA	Household Products	147	12,701
	Hochtief AG	Construction & Engineering	27	2,170
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	1,905	78,432
	KION Group AG	Machinery	117	10,964
	Knorr-Bremse AG	Machinery	96	10,307
	LANXESS AG	Chemicals	126	8,554
	LEG Immobilien AG	Real Estate Management & Development	108	15,295
	Merck KGaA	Pharmaceuticals	189	41,103
	METRO AG	Food & Staples Retailing	183	2,384
	MTU Aero Engines AG	Aerospace & Defense	77	17,437
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	204	56,009
	Nemetschek AG	Software	78	8,199
	ProSiebenSat.1 Media SE	Media	222	4,081
	Puma SE	Textiles, Apparel & Luxury Goods	147	16,427
	Rational AG	Machinery	5	4,720
	Rheinmetall AG	Industrial Conglomerates	63	6,190
	RWE AG	Multi-Utilities	921	32,609
	SAP SE	Software	1,623	219,848
	Sartorius AG	Health Care Equipment & Supplies	3	2,319
b,c	Scout24 AG, 144A, Reg S	Interactive Media & Services	123	8,547
	Siemens AG	Industrial Conglomerates	1,101	181,091
a	Siemens Energy AG	Electrical Equipment	627	16,880

206	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
b	Siemens Healthineers AG, 144A	Health Care Equipment & Supplies	405	$26,369
	Symrise AG	Chemicals	186	24,499
a	Talanx AG	Insurance	75	3,206
a,b	TeamViewer AG, 144A	Software	231	6,797
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	957	2,726
a	thyssenkrupp AG	Metals & Mining	678	7,212
	Traton SE	Machinery	72	1,852
a	TUI AG	Hotels, Restaurants & Leisure	1,089	4,727
	Uniper SE	Independent Power and Renewable Electricity Producers	132	5,515
	United Internet AG	Diversified Telecommunication Services	156	6,078
	Vantage Towers AG	Diversified Telecommunication Services	99	3,364
	Varta AG	Electrical Equipment	21	2,843
a	Vitesco Technologies Group AG, A	Auto Components	31	1,832
	Volkswagen AG	Automobiles	48	14,909
	Vonovia SE	Real Estate Management & Development	843	50,706
	Wacker Chemie AG	Chemicals	21	3,928
a,b	Zalando SE, 144A	Internet & Direct Marketing Retail	318	29,233

				2,139,857

	Ireland 1.5%
a	AIB Group PLC	Banks	1,176	3,202
	CRH PLC	Construction Materials	1,149	54,069
	DCC PLC	Industrial Conglomerates	144	12,034
	Experian PLC	Professional Services	1,338	56,089
a	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	243	48,099
	Glanbia PLC	Food Products	285	4,703
	Kerry Group	Food Products	225	30,249
	Kingspan Group PLC	Building Products	222	22,127
	Smurfit Kappa Group PLC	Containers & Packaging	381	19,891

				250,463

	Isle Of Man 0.2%
a	GVC Holdings PLC	Hotels, Restaurants & Leisure	852	24,469

	Italy 3.4%
	A2A SpA	Multi-Utilities	2,265	4,661
	Amplifon SpA	Health Care Providers & Services	189	9,024
	Assicurazioni Generali SpA	Insurance	1,884	40,154
a	Atlantia SpA	Transportation Infrastructure	723	13,721
	Banca Mediolanum SpA	Diversified Financial Services	339	3,673
	Buzzi Unicem SpA	Construction Materials	138	3,158
	Davide Campari-Milano NV	Beverages	723	10,206
	De’ Longhi SpA	Household Durables	102	3,674
	DiaSorin SpA	Health Care Equipment & Supplies	33	6,936
	Enel SpA	Electric Utilities	11,376	87,688
	Eni SpA	Oil, Gas & Consumable Fuels	3,678	49,216
	Ferrari NV	Automobiles	177	37,119
a	FinecoBank Banca Fineco SpA	Banks	897	16,290
	Hera SpA	Multi-Utilities	1,152	4,721
b,c	Infrastrutture Wireless Italiane SpA, 144A, Reg S	Diversified Telecommunication Services	519	5,796
	Interpump Group SpA	Machinery	117	7,593
	Intesa Sanpaolo SpA	Banks	24,303	69,105
	Italgas Reti SpA	Gas Utilities	711	4,565
a	Leonardo SpA	Aerospace & Defense	600	4,947
a	Mediobanca Banca di Credito Finanziario SpA	Banks	1,023	12,378

franklintempleton.com	Semiannual Report	207

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Italy (continued)
	Moncler SpA	Textiles, Apparel & Luxury Goods	315	$19,356
a,b	Nexi SpA, 144A	IT Services	867	16,238
b	Pirelli & C SpA, 144A	Auto Components	795	4,681
b,c	Poste Italiane SpA, 144A, Reg S	Insurance	675	9,333
	Prysmian SpA	Electrical Equipment	390	13,704
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	144	8,391
	Reply SpA	IT Services	33	6,096
	Snam SpA	Gas Utilities	3,261	18,126
	Telecom Italia SpA	Diversified Telecommunication Services	15,663	6,161
	Telecom Italia Spa Savings Share	Diversified Telecommunication Services	8,511	3,451
	Tenaris SA	Energy Equipment & Services	687	7,239
	Terna – Rete Elettrica Nazionale	Electric Utilities	2,064	14,678
	UniCredit SpA	Banks	3,183	42,423
	UnipolSai Assicurazioni SpA	Insurance	609	1,717

				566,219

	Luxembourg 0.4%
	ArcelorMittal SA	Metals & Mining	930	28,519
	Aroundtown SA	Real Estate Management & Development	1,755	12,143
	Eurofins Scientific SE	Life Sciences Tools & Services	177	22,737
a	RTL Group SA	Media	54	3,232

				66,631

	Mexico 0.0%†
	Fresnillo PLC	Metals & Mining	264	2,782

	Netherlands 9.2%
	Aalberts NV	Machinery	141	8,148
a,b	ABN AMRO Bank NV, 144A	Banks	606	8,747
a,b	Adyen NV, 144A	IT Services	42	117,552
	Aegon NV	Insurance	2,616	13,543
	Akzo Nobel NV	Chemicals	273	29,861
a	Argenx SE	Biotechnology	75	22,556
	ASM International N.V.	Semiconductors & Semiconductor Equipment	69	27,045
	ASML Holding NV	Semiconductors & Semiconductor Equipment	579	433,420
	ASR Nederland NV	Insurance	198	9,069
	BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	102	8,116
b	CTP NV, 144A	Real Estate Management & Development	90	1,961
b,c	Euronext NV, 144A, Reg S	Capital Markets	120	13,587
	EXOR NV	Diversified Financial Services	150	12,677
a,b	Grandvision NV, 144A	Specialty Retail	72	2,366
	Heineken Holding NV	Beverages	153	13,343
	Heineken NV	Beverages	348	36,379
	IMCD Group NV	Trading Companies & Distributors	84	16,087
	ING Groep NV	Banks	5,718	83,287
	JDE Peet’s BV	Food Products	117	3,498
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing	1,428	47,556
	Koninklijke DSM NV	Chemicals	243	48,651
	Koninklijke KPN NV	Diversified Telecommunication Services	4,797	15,094
	Koninklijke Philips NV	Health Care Equipment & Supplies	1,326	58,920
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	99	3,901
	NN Group NV	Insurance	459	24,082
	Prosus NV	Internet & Direct Marketing Retail	1,290	103,143
a	QIAGEN NV	Life Sciences Tools & Services	324	16,819
	Randstad NV	Professional Services	159	10,706
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	6,006	134,025
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	5,430	120,776

208	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Netherlands (continued)
b	Signify NV, 144A	Electrical Equipment	180	$9,002
a	Universal Music Group NV	Entertainment	1,074	28,771
a	Universal Music Group NV	Entertainment	18	482
	Wolters Kluwer NV	Professional Services	384	40,756

				1,523,926

	Norway 1.2%
a	Adevinta ASA, B	Interactive Media & Services	405	6,959
	Aker ASA	Diversified Financial Services	33	2,616
	Aker BP ASA	Oil, Gas & Consumable Fuels	156	5,095
	DNB Bank ASA	Banks	1,500	34,359
	Equinor ASA	Oil, Gas & Consumable Fuels	1,407	35,887
	Gjensidige Forsikring ASA	Insurance	249	5,528
	Leroy Seafood Group ASA	Food Products	384	3,181
	Mowi ASA	Food Products	648	16,487
	Norsk Hydro ASA	Metals & Mining	1,944	14,591
	Orkla ASA	Food Products	1,113	10,228
	Salmar ASA	Food Products	81	5,397
b	Scatec ASA, 144A	Independent Power and Renewable Electricity Producers	168	3,140
	Schibsted ASA, A	Media	111	5,292
	Schibsted ASA, B	Media	141	6,006
	Telenor ASA	Diversified Telecommunication Services	927	15,643
	Tomra Systems ASA	Commercial Services & Supplies	171	8,958
	Yara International ASA	Chemicals	234	11,642

				191,009

	Poland 0.5%
a,b	Allegro.eu, 144A	Internet & Direct Marketing Retail	567	8,260
	Bank Pekao SA	Banks	231	5,994
	CD Projekt SA	Entertainment	99	4,781
	Cyfrowy Polsat SA	Media	405	3,629
a,b	Dino Polska SA, 144A	Food & Staples Retailing	69	5,772
a	InPost SA	Air Freight & Logistics	303	5,018
	KGHM Polska Miedz SA	Metals & Mining	198	7,860
	LPP SA	Textiles, Apparel & Luxury Goods	2	7,454
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	453	9,356
	Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	2,403	3,911
a	Powszechna Kasa Oszczednosci Bank Polski SA	Banks	1,233	13,115
	Powszechny Zaklad Ubezpieczen SA	Insurance	813	7,472
a	Santander Bank Polska SA	Banks	45	3,402

				86,024

	Portugal 0.2%
	EDP – Energias de Portugal SA	Electric Utilities	4,137	21,743
	Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	768	8,723
	Jeronimo Martins SGPS SA	Food & Staples Retailing	357	7,121

				37,587

	Russia 0.0%†
	Evraz PLC	Metals & Mining	816	6,540

	Spain 3.8%
	Acciona SA	Electric Utilities	33	5,477
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	336	9,132
a,b	Aena SME SA, 144A	Transportation Infrastructure	102	17,649

franklintempleton.com	Semiannual Report	209

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Spain (continued)
a	Amadeus IT Group SA	IT Services		624	$41,135
	Banco Bilbao Vizcaya Argentaria SA	Banks		9,741	64,541
	Banco Santander SA	Banks		25,053	91,069
	Bankinter SA	Banks		1,023	6,009
	CaixaBank SA	Banks		6,450	20,063
b	Cellnex Telecom SA, 144A	Diversified Telecommunication Services		891	55,039
	Corporacion Mapfre SA	Insurance		1,515	3,310
	EDP Renovaveis SA	Independent Power and Renewable Electricity Producers		357	8,862
	Enagas SA	Gas Utilities		363	8,079
	Endesa SA	Electric Utilities		459	9,267
	Ferrovial SA	Construction & Engineering		696	20,351
	Fluidra SA	Machinery		165	6,588
	Grifols SA	Biotechnology		483	11,800
	Iberdrola SA	Electric Utilities		8,637	86,926
	Industria de Diseno Textil SA	Specialty Retail		1,539	56,755
	Inmobiliaria Colonial SA	Equity Real Estate Investment Trusts (REITs	)	495	4,807
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	Insurance		972	1,918
	Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs	)	477	4,905
	Naturgy Energy Group SA	Gas Utilities		438	11,041
	Red Electrica Corp. SA	Electric Utilities		630	12,639
	Repsol SA	Oil, Gas & Consumable Fuels		1,902	24,904
a	Siemens Gamesa Renewable Energy SA	Electrical Equipment		327	8,345
	Telefonica SA	Diversified Telecommunication Services		7,254	34,023

					624,634

	Sweden 5.7%
	Alfa Laval AB	Machinery		459	17,240
	Assa Abloy AB, B	Building Products		1,341	39,194
	Atlas Copco AB	Machinery		552	28,299
	Atlas Copco AB, A	Machinery		924	56,210
	Beijer Ref AB	Trading Companies & Distributors		351	6,997
	Boliden AB	Metals & Mining		402	12,972
	Castellum AB	Real Estate Management & Development		297	7,282
	Electrolux AB, B	Household Durables		336	7,770
	Elekta AB, B	Health Care Equipment & Supplies		531	5,969
	Epiroc AB, A	Machinery		918	19,097
	Epiroc AB, B	Machinery		549	9,780
	EQT AB	Capital Markets		414	17,320
	Ericsson, B	Communications Equipment		4,401	49,853
	Essity AB, B	Household Products		891	27,702
b,c	Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure		237	36,154
a	Fastighets AB Balder, B	Real Estate Management & Development		147	8,868
	Getinge AB, B	Health Care Equipment & Supplies		330	13,195
a	Hennes & Mauritz AB, B	Specialty Retail		1,281	26,116
	Hexagon AB, B	Electronic Equipment, Instruments & Components		2,604	40,465
	Holmen AB, B	Paper & Forest Products		138	6,090
	Husqvarna AB, A	Household Durables		36	433
	Husqvarna AB, B	Household Durables		603	7,241
	ICA Gruppen AB	Food & Staples Retailing		111	5,102
	Industrivarden AB, A	Diversified Financial Services		306	9,836
	Industrivarden AB, C	Diversified Financial Services		252	7,835
	Indutrade AB	Machinery		405	11,314
	Investment AB Latour, B	Industrial Conglomerates		204	6,352
	Investor AB, A	Diversified Financial Services		783	17,026
	Investor AB, B	Diversified Financial Services		2,661	57,530

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Sweden (continued)
a	Kinnevik AB, A	Diversified Financial Services	21	$826
a	Kinnevik AB, B	Diversified Financial Services	354	12,509
	L E Lundbergforetagen AB, B	Diversified Financial Services	105	5,792
	Lifco AB, B	Industrial Conglomerates	333	8,983
	Lundin Energy AB	Oil, Gas & Consumable Fuels	276	10,310
	Nibe Industrier AB, B	Building Products	1,752	22,159
	Saab AB, B	Aerospace & Defense	129	3,669
	Sagax AB, B	Real Estate Management & Development	255	7,981
	Sagax AB, D	Real Estate Management & Development	165	607
	Sandvik AB	Machinery	1,575	36,222
	Securitas AB, B	Commercial Services & Supplies	456	7,248
a,b	Sinch AB, 144A	Software	744	14,551
	Skandinaviska Enskilda Banken AB, A	Banks	2,100	29,741
	Skandinaviska Enskilda Banken AB, C	Banks	30	433
	Skanska AB, B	Construction & Engineering	528	13,320
	SKF AB, B	Machinery	558	13,241
	Svenska Cellulosa AB, A	Paper & Forest Products	36	561
	Svenska Cellulosa AB, B	Paper & Forest Products	876	13,658
	Svenska Handelsbanken AB, A	Banks	2,172	24,410
	Svenska Handelsbanken AB, B	Banks	60	738
	Sweco AB, B	Construction & Engineering	303	4,786
	Swedbank AB, A	Banks	1,470	29,791
	Swedish Match AB	Tobacco	2,259	19,795
a	Swedish Orphan Biovitrum AB	Biotechnology	264	7,143
	Tele2 AB, B	Wireless Telecommunication Services	738	10,954
	Telefonaktiebolaget LM Ericsson, A	Communications Equipment	45	513
	Telia Co. AB	Diversified Telecommunication Services	3,756	15,509
	Trelleborg AB, B	Machinery	357	7,639
	Volvo AB, A	Machinery	294	6,681
	Volvo AB, B	Machinery	2,187	49,262

				938,274

	Switzerland 15.2%
	ABB Ltd.	Electrical Equipment	2,481	83,485
	Adecco Group AG	Professional Services	222	11,190
	Alcon Inc.	Health Care Equipment & Supplies	672	54,777
	Baloise Holding AG	Insurance	66	10,068
	Banque Cantonale Vaudoise	Banks	42	3,201
	Barry Callebaut AG	Food Products	5	11,363
	BKW AG	Electric Utilities	26	2,815
	Chocoladefabriken Lindt & Spruengli AG	Food Products	3	33,510
	Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	747	78,011
	Clariant AG	Chemicals	336	6,348
	Coca-Cola HBC AG	Beverages	288	9,316
	Credit Suisse Group AG	Capital Markets	3,510	34,970
	DKSH Holding AG	Professional Services	51	4,005
	EMS-Chemie Holding AG	Chemicals	10	9,476
a	Flughafen Zurich AG	Transportation Infrastructure	27	4,834
	Geberit AG	Building Products	50	36,930
	Georg Fischer AG	Machinery	6	8,940
	Givaudan AG	Chemicals	14	63,963
a	Glencore PLC	Metals & Mining	19,395	92,013
	Helvetia Holding AG	Insurance	51	5,571
	Julius Baer Group Ltd.	Capital Markets	315	21,044
	Kuehne + Nagel International AG	Marine	72	24,652
	LafargeHolcim Ltd., B	Construction Materials	804	38,905
	Logitech International SA	Technology Hardware, Storage & Peripherals	219	19,547

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland (continued)
	Lonza Group AG	Life Sciences Tools & Services		108	$81,227
a,b	Medmix AG, 144A	Health Care Equipment & Supplies		24	1,132
	Nestle SA	Food Products		4,125	498,352
	Novartis AG	Pharmaceuticals		3,102	255,482
	OC Oerlikon Corp. AG	Machinery		264	2,898
	Partners Group Holding AG	Capital Markets		33	51,878
	PSP Swiss Property AG	Real Estate Management & Development		63	7,605
	Roche Holding AG, Bearer	Pharmaceuticals		39	16,071
	Roche Holding AG, Non-Voting	Pharmaceuticals		1,014	371,697
	Schindler Holding AG	Machinery		27	6,987
	Schindler Holding AG, PC	Machinery		60	16,157
	SGS SA	Professional Services		9	26,300
	SIG Combibloc Group AG	Containers & Packaging		495	13,223
	Sika AG	Chemicals		207	65,860
	Sonova Holding AG	Health Care Equipment & Supplies		78	29,700
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment		927	40,573
	Straumann Holding AG	Health Care Equipment & Supplies		15	27,070
	Sulzer AG	Machinery		24	2,295
	Swatch Group AG	Textiles, Apparel & Luxury Goods		42	11,053
	Swatch Group AG	Textiles, Apparel & Luxury Goods		63	3,255
	Swiss Life Holding AG	Insurance		45	22,841
	Swiss Prime Site AG	Real Estate Management & Development		108	10,582
	Swiss Re AG	Insurance		423	36,339
	Swisscom AG	Diversified Telecommunication Services		37	21,315
	Tecan Group AG	Life Sciences Tools & Services		18	10,256
	Temenos AG	Software		90	12,262
	UBS Group AG	Capital Markets		4,761	76,556
b,c	VAT Group AG, 144A, Reg S	Machinery		39	15,477
	Vifor Pharma AG	Pharmaceuticals		75	9,769
	Zurich Insurance Group AG	Insurance		219	90,056

					2,503,202

	United Kingdom 19.5%
	3i Group PLC	Capital Markets		1,395	24,104
	Abrdn PLC	Capital Markets		3,123	10,763
	Admiral Group PLC	Insurance		303	12,698
	Anglo American PLC	Metals & Mining		1,800	63,649
	Ashmore Group PLC	Capital Markets		657	3,017
	Ashtead Group PLC	Trading Companies & Distributors		654	49,788
a	Associated British Foods PLC	Food Products		504	12,640
	AstraZeneca PLC	Pharmaceuticals		2,265	273,579
b	Auto Trader Group PLC, 144A	Interactive Media & Services		1,383	10,980
	AVEVA Group PLC	Software		177	8,592
	Aviva PLC	Insurance		5,736	30,619
	B&M European Value Retail SA	Multiline Retail		1,287	10,249
	BAE Systems PLC	Aerospace & Defense		4,722	35,986
	Barclays PLC	Banks		24,795	63,388
	Barratt Developments PLC	Household Durables		1,494	13,303
	Bellway PLC	Household Durables		183	8,091
	Berkeley Group Holdings PLC	Household Durables		152	8,940
	BHP Group PLC	Metals & Mining		3,042	77,448
	BP PLC	Oil, Gas & Consumable Fuels		29,133	133,675
	British American Tobacco PLC	Tobacco		3,342	117,341
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	1,362	9,094
a	BT Group PLC	Diversified Telecommunication Services		11,019	23,742
	Bunzl PLC	Trading Companies & Distributors		498	16,485
a	Burberry Group PLC	Textiles, Apparel & Luxury Goods		588	14,390

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
a	Centrica PLC	Multi-Utilities		8,631	$6,596
	CNH Industrial NV	Machinery		1,440	24,533
a	Compass Group PLC	Hotels, Restaurants & Leisure		2,607	53,571
b	ConvaTec Group PLC, 144A	Health Care Equipment & Supplies		2,349	6,841
	Croda International PLC	Chemicals		198	22,810
	Dechra Pharmaceuticals PLC	Pharmaceuticals		156	10,202
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	147	6,854
	Diageo PLC	Beverages		3,363	163,514
	Direct Line Insurance Group PLC	Insurance		1,992	7,778
a	Dr. Martens PLC	Textiles, Apparel & Luxury Goods		711	3,777
a	DS Smith PLC	Containers & Packaging		1,872	10,422
a	easyJet PLC	Airlines		537	4,799
	Electrocomponents PLC	Trading Companies & Distributors		696	10,116
	Ferguson PLC	Trading Companies & Distributors		327	45,568
	GlaxoSmithKline PLC	Pharmaceuticals		7,236	136,945
	Halma PLC	Electronic Equipment, Instruments & Components		555	21,268
	Hargreaves Lansdown PLC	Capital Markets		555	10,712
	Hikma Pharmaceuticals PLC	Pharmaceuticals		252	8,325
	HomeServe PLC	Commercial Services & Supplies		411	5,012
a	Howden Joinery Group PLC	Trading Companies & Distributors		828	10,001
	HSBC Holdings PLC	Banks		29,913	157,320
	IMI PLC	Machinery		378	8,461
	Imperial Brands PLC	Tobacco		1,380	28,999
a	Informa PLC	Media		2,190	16,223
a	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		267	17,122
	Intermediate Capital Group PLC	Capital Markets		411	11,333
a	International Consolidated Airlines Group SA	Airlines		1,593	3,834
	Intertek Group PLC	Professional Services		234	15,703
a	ITV PLC	Media		5,400	7,762
	J Sainsbury PLC	Food & Staples Retailing		2,511	9,663
	JD Sports Fashion PLC	Specialty Retail		714	10,094
	Johnson Matthey PLC	Chemicals		282	10,209
a,b,c	Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail		261	19,069
	Kingfisher PLC	Specialty Retail		3,093	14,034
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	1,038	9,755
	Legal & General Group PLC	Insurance		8,673	32,872
a	Lloyds Banking Group PLC	Banks		103,677	65,102
	London Stock Exchange Group PLC	Capital Markets		531	53,340
	M&G PLC	Diversified Financial Services		3,825	10,501
a	Meggitt PLC	Aerospace & Defense		1,134	11,290
	Melrose Industries PLC	Industrial Conglomerates		6,277	14,731
	Mondi PLC	Paper & Forest Products		711	17,539
	National Grid PLC	Multi-Utilities		5,199	62,011
	Natwest Group PLC	Banks		7,671	23,262
	Next PLC	Multiline Retail		186	20,595
a	NMC Health PLC	Health Care Providers & Services		60	—
a	Ocado Group PLC	Food & Staples Retailing		717	16,072
	Pearson PLC	Media		1,095	10,509
	Pennon Group PLC	Water Utilities		420	6,416
	Persimmon PLC	Household Durables		468	16,836
	Phoenix Group Holdings PLC	Insurance		903	7,861
	Prudential PLC	Insurance		3,828	75,100
b	Quilter PLC, 144A	Capital Markets		2,448	4,704
	Reckitt Benckiser Group PLC	Household Products		927	72,870
	RELX PLC	Professional Services		2,724	78,857
	Renishaw PLC	Electronic Equipment, Instruments & Components		48	3,073

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
a	Rentokil Initial PLC	Commercial Services & Supplies		2,724	$21,435
a	Rightmove PLC	Interactive Media & Services		1,272	11,721
a	Rolls-Royce Holdings PLC	Aerospace & Defense		12,255	23,157
	Royal Mail PLC	Air Freight & Logistics		1,320	7,497
	Schroders PLC	Capital Markets		159	7,707
	Segro PLC	Equity Real Estate Investment Trusts (REITs	)	1,752	28,230
	Severn Trent PLC	Water Utilities		369	12,956
	Smith & Nephew PLC	Health Care Equipment & Supplies		1,287	22,334
	Smiths Group PLC	Industrial Conglomerates		588	11,425
	Spirax-Sarco Engineering PLC	Machinery		108	21,800
	SSE PLC	Electric Utilities		1,527	32,346
	St. James’s Place Capital PLC	Capital Markets		780	15,849
	Standard Chartered PLC	Banks		3,738	21,975
	Tate & Lyle PLC	Food Products		684	6,380
a	Taylor Wimpey PLC	Household Durables		5,295	11,123
a	TechnipFMC PLC	Energy Equipment & Services		690	5,239
	Tesco PLC	Food & Staples Retailing		11,178	38,177
	The Sage Group PLC	Software		1,548	14,811
a	THG PLC	Internet & Direct Marketing Retail		1,530	10,459
a	Travis Perkins PLC	Trading Companies & Distributors		333	6,892
	Unilever PLC	Personal Products		3,777	203,963
	United Utilities Group PLC	Water Utilities		999	13,044
	Vodafone Group PLC	Wireless Telecommunication Services		40,596	62,018
a	Weir Group PLC	Machinery		384	8,758
a	Whitbread PLC	Hotels, Restaurants & Leisure		291	13,011
a	Wickes Group PLC	Specialty Retail		376	1,154
	William Morrison Supermarkets PLC	Food & Staples Retailing		3,264	12,961
	WPP PLC	Media		1,698	22,906

					3,214,655

	United States 0.3%
	Stellantis NV	Automobiles		2,961	56,698

	Total Common Stocks and Other Equity Interests (Cost $15,031,023)				16,289,096

	Preferred Stocks 0.8%
	Germany 0.8%
d	Bayerische Motoren Werke AG, 2.909%, pfd.	Automobiles		87	6,655
d	Fuchs Petrolub SE, 2.449%, pfd.	Chemicals		102	4,778
d	Henkel AG & Co. KGaA, 2.307%, pfd.	Household Products		258	23,974
d	Porsche Automobil Holding SE, 2.572%, pfd.	Automobiles		225	22,410
d	Sartorius AG, 0.129%, pfd.	Health Care Equipment & Supplies		36	22,939
d	Volkswagen AG, 2.510%, pfd.	Automobiles		267	59,920

	Total Preferred Stocks (Cost $131,459)				140,676

	Rights 0.0%†
	France 0.0%†
a	Veolia Environnement SA, rts., 1/10/21	Multi-Utilities		738	614

	Germany 0.0%†
a	Deutsche Lufthansa AG, rts., 10/5/21	Airlines		423	1,005

	Total Rights (Cost $2,035)				1,619

	Total Investments before Short Term Investments (Cost $15,164,517)				16,431,391

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Short Term Investments 0.1%
	United States 0.1%
e,f	Institutional Fiduciary Portfolio, 0.01%	Money Market Funds	8,600	$8,600

	Total Investments (Cost $15,173,117) 99.5%			16,439,991
	Other Assets, less Liabilities 0.5%			81,335

	Net Assets 100.0%			$16,521,326

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $606,213, representing 3.7% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $154,469, representing 0.9% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

eSee Note 3(c) regarding investments in affiliated management investment companies.

fThe rate shown is the annualized seven-day effective yield at period end.

At September 30, 2021 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Danish Krone	BOFA	Buy	4,303,500	$670,748	10/04/21	$—	$(13)
Danish Krone	BOFA	Sell	4,303,500	683,437	10/04/21	12,703	—
Euro	BOFA	Buy	2,436,367	2,823,684	10/04/21	—	(56)
Euro	HSBK	Buy	2,436,367	2,823,669	10/04/21	—	(41)
Euro	UBSW	Buy	2,436,367	2,823,657	10/04/21	—	(29)
Euro	BOFA	Sell	2,436,367	2,877,754	10/04/21	54,126	—
Euro	HSBK	Sell	2,436,367	2,877,771	10/04/21	54,143	—
Euro	UBSW	Sell	2,436,367	2,877,766	10/04/21	54,138	—
Great British Pound	DBAB	Buy	2,874,600	3,875,967	10/04/21	1	—
Great British Pound	DBAB	Sell	2,874,600	3,954,731	10/04/21	78,763	—
Norwegian Krone	BOFA	Buy	1,635,400	187,343	10/04/21	4	—
Norwegian Krone	BOFA	Sell	1,635,400	187,861	10/04/21	514	—
Polish Zloty	BOFA	Buy	316,800	79,775	10/04/21	—	(2)
Polish Zloty	BOFA	Sell	316,800	82,744	10/04/21	2,970	—
Swedish Krona	BOFA	Buy	8,617,500	985,040	10/04/21	—	(20)
Swedish Krona	BOFA	Sell	8,617,500	997,753	10/04/21	12,733	—
Swiss Franc	MSCO	Buy	2,326,600	2,494,140	10/04/21	—	(62)
Swiss Franc	MSCO	Sell	2,326,600	2,541,752	10/04/21	47,675	—
Danish Krone	BOFA	Sell	4,179,900	651,801	11/02/21	—	(3)
Euro	BOFA	Sell	2,422,367	2,808,960	11/02/21	26	—
Euro	HSBK	Sell	2,422,367	2,808,994	11/02/21	60	—
Euro	UBSW	Sell	2,422,367	2,808,933	11/02/21	—	(1)
Great British Pound	DBAB	Sell	2,886,700	3,892,421	11/02/21	—	(15)
Norwegian Krone	BOFA	Sell	1,661,500	190,288	11/02/21	—	(9)
Swedish Krona	BOFA	Sell	8,189,200	936,259	11/02/21	6	—
Swiss Franc	MSCO	Sell	2,214,700	2,375,821	11/02/21	35	—
Polish Zloty	BOFA	Sell	313,200	78,858	11/03/21	—	(5)

Total Forward Exchange Contracts						$317,897	$(256)

Net unrealized appreciation (depreciation)							$317,641

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
EURO STOXX 50 Index	Long	1	$46,914	12/17/21	$(1,259)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 339.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE France ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31,
			2021		2021	2021	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$28.44		$19.34		$23.86	$25.33	$25.32

Income from investment operations[b]:

Net investment income[c]	0.84		0.40		0.52	0.70	0.08

Net realized and unrealized gains (losses)	1.16		9.10		(4.47)	(1.48)	(0.01)

Total from investment operations	2.00		9.50		(3.95)	(0.78)	0.07

Less distributions from net investment income	(0.36)		(0.40)		(0.57)	(0.69)	(0.06)

Net asset value, end of period	$30.08		$28.44		$19.34	$23.86	$25.33

Total return[d]	6.98%		49.47%		(17.08)%	(3.07)%	0.26%

Ratios to average net assets[e]

Total Expenses	0.09%		0.09%		0.09%	0.09%	0.09%

Net investment income	5.46%		1.68%		2.14%	2.90%	0.78%

Supplemental data

Net assets, end of period (000’s)	$10,527		$7,111		$8,702	$2,386	$2,533

Portfolio turnover rate[f]	3.11%	[g]	4.56%	[g]	2.60% [g]	5.80%	1.90%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	3.11%	4.56%	2.60%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin FTSE France ETF

		Industry		Shares	Value
	Common Stocks 100.0%
	France 97.0%
a	Accor SA	Hotels, Restaurants & Leisure		1,050	$37,663
a	Aeroports de Paris SA	Transportation Infrastructure		161	20,637
	Air Liquide SA	Chemicals		2,667	428,340
a	Airbus SE	Aerospace & Defense		3,192	425,797
b	ALD SA, 144A	Road & Rail		462	6,318
	Alstom SA	Machinery		1,694	64,493
b	Amundi SA, 144A	Capital Markets		329	27,796
	Arkema SA	Chemicals		378	50,161
	Atos SE	IT Services		546	29,203
	AXA SA	Insurance		11,039	308,135
	Biomerieux	Health Care Equipment & Supplies		245	27,985
	BNP Paribas SA	Banks		6,216	399,392
	Bollore	Entertainment		5,684	32,970
	Bouygues SA	Construction & Engineering		1,218	50,676
	Bureau Veritas SA	Professional Services		1,631	50,489
	Capgemini SE	IT Services		903	188,533
	Carrefour SA	Food & Staples Retailing		3,612	65,073
	Cie Generale des Etablissements Michelin SCA	Auto Components		1,001	154,062
	CNP Assurances	Insurance		854	13,584
	Compagnie de Saint-Gobain	Building Products		2,723	183,795
	Covivio	Equity Real Estate Investment Trusts (REITs	)	287	24,221
	Credit Agricole SA	Banks		7,105	98,367
	Danone SA	Food Products		3,444	235,694
	Dassault Aviation SA	Aerospace & Defense		130	14,675
	Dassault Systemes SE	Software		3,822	201,388
	Edenred	IT Services		1,428	77,172
	EDF SA	Electric Utilities		2,996	37,812
	Eiffage SA	Construction & Engineering		441	44,813
	Engie SA	Multi-Utilities		9,520	125,139
	EssilorLuxottica SA	Textiles, Apparel & Luxury Goods		1,694	324,920
	Eurazeo SE	Diversified Financial Services		252	23,730
	Faurecia SE	Auto Components		679	32,185
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	294	39,712
	Getlink SE	Transportation Infrastructure		2,611	40,957
	Hermes International	Textiles, Apparel & Luxury Goods		178	246,830
	ICADE	Equity Real Estate Investment Trusts (REITs	)	189	14,862
	Iliad SA	Diversified Telecommunication Services		91	19,195
	Imerys SA	Construction Materials		224	9,730
	Ipsen SA	Pharmaceuticals		196	18,754
a	JCDecaux SA	Media		413	10,980
	Kering SA	Textiles, Apparel & Luxury Goods		421	300,557
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	1,043	23,499
	L’Oreal SA	Personal Products		1,381	571,142
b	La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure		497	25,626
	Legrand SA	Electrical Equipment		1,533	164,804
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		1,432	1,029,128
a,b	Neoen SA, 144A	Independent Power and Renewable Electricity Producers		154	6,215
	Orange SA	Diversified Telecommunication Services		11,004	119,267
	Orpea	Health Care Providers & Services		280	32,678
	Pernod Ricard SA	Beverages		1,197	264,551
	Plastic Omnium SA	Auto Components		322	8,277
	Publicis Groupe	Media		1,309	88,384
	Remy Cointreau SA	Beverages		140	27,177
a	Renault SA	Automobiles		1,057	37,847
	Rexel SA	Trading Companies & Distributors		1,743	33,866
	Rubis SCA	Gas Utilities		539	18,672
	Safran SA	Aerospace & Defense		2,002	254,435

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE France ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	France (continued)
	Sanofi	Pharmaceuticals	6,244	$601,207
	Sartorius Stedim Biotech	Life Sciences Tools & Services	138	77,361
	Schneider Electric SE	Electrical Equipment	3,038	506,656
	SCOR SE	Insurance	896	26,033
	SEB SA	Household Durables	175	24,723
	Societe Generale SA	Banks	4,459	140,537
a	Sodexo SA	Hotels, Restaurants & Leisure	497	43,649
a	SOITEC	Semiconductors & Semiconductor Equipment	119	25,914
	Suez SA	Multi-Utilities	2,170	49,506
	Teleperformance	Professional Services	333	131,255
	Thales SA	Aerospace & Defense	574	55,986
	TotalEnergies SE	Oil, Gas & Consumable Fuels	13,923	666,984
a	Ubisoft Entertainment SA	Entertainment	539	32,408
	Valeo SA	Auto Components	1,379	38,756
	Veolia Environnement SA	Multi-Utilities	2,954	90,587
	Vinci SA	Construction & Engineering	2,877	300,587
	Vivendi SA	Media	4,284	54,143
	Wendel SE	Diversified Financial Services	154	21,400
a,b,c	Worldline SA, 144A, Reg S	IT Services	1,393	106,568

				10,206,623

	Luxembourg 0.8%
	Eurofins Scientific SE	Life Sciences Tools & Services	693	89,021

	Netherlands 0.5%
b,c	Euronext NV, 144A, Reg S	Capital Markets	469	53,105

	Switzerland 1.5%
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	3,633	159,008

	United Kingdom 0.2%
a	TechnipFMC PLC	Energy Equipment & Services	2,632	19,986

	Rights 0.0%†
	France 0.0%†
	Veolia Environnement SA, rts.. 10/01/21	Multi-Utilities	2,912	2,423

	Total Investments (Cost $9,996,682) 100.0%			10,530,166
	Other Assets, less Liabilities 0.0%†			(2,814)

	Net Assets 100.0%			$10,527,352

See Abbreviations on page 339.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2021, the aggregate value of these securities was $225,628, representing 2.1% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $159,673, representing 1.5% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Germany ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31,
		2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.98	$16.73		$20.70	$24.60	$25.55

Income from investment operations[b]:

Net investment income[c]	0.45	0.61		0.52	0.53	0.05

Net realized and unrealized gains (losses)	(0.26)	9.29		(3.92)	(3.83)	(1.00)

Total from investment operations	0.19	9.90		(3.40)	(3.30)	(0.95)

Less distributions from net investment income	(0.43)	(0.65)		(0.57)	(0.60)	—

Net asset value, end of period	$25.74	$25.98		$16.73	$20.70	$24.60

Total return[d]	0.62%	59.79%		(17.00)%	(13.72)%	(3.72)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%		0.09%	0.09%	0.09%

Net investment income	3.35%	2.66%		2.46%	2.44%	0.52%

Supplemental data

Net assets, end of period (000’s)	$12,868	$9,093		$4,182	$4,140	$2,460

Portfolio turnover rate[f]	3.30% [g]	5.79%	[g]	5.74% [g]	10.75%	1.75%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	3.30%	5.79%	5.74%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin FTSE Germany ETF

		Industry	Shares	Value
	Common Stocks 93.6%
	Germany 92.2%
	1&1 Drillisch AG	Wireless Telecommunication Services	380	$12,041
	adidas AG	Textiles, Apparel & Luxury Goods	1,560	491,404
	Allianz SE	Insurance	3,340	754,205
a,b	Auto1 Group SE, 144A	Specialty Retail	750	27,441
	BASF SE	Chemicals	7,440	567,797
	Bayer AG	Pharmaceuticals	7,990	435,267
	Bayerische Motoren Werke AG	Automobiles	2,610	250,337
	Bechtle AG	IT Services	660	45,359
	Beiersdorf AG	Personal Products	810	87,736
	Brenntag AG	Trading Companies & Distributors	1,260	117,669
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	300	57,733
a	Commerzbank AG	Banks	8,470	56,493
a	Continental AG	Auto Components	880	96,674
b	Covestro AG, 144A	Chemicals	1,460	100,407
a	CTS Eventim AG & Co. KGaA	Entertainment	480	36,326
	Daimler AG	Automobiles	6,830	607,287
a,b	Delivery Hero SE, 144A	Internet & Direct Marketing Retail	1,530	195,849
a	Deutsche Bank AG	Capital Markets	16,620	212,611
	Deutsche Boerse AG	Capital Markets	1,490	242,620
a	Deutsche Lufthansa AG	Airlines	2,440	16,795
	Deutsche Post AG	Air Freight & Logistics	7,950	501,960
	Deutsche Telekom AG	Diversified Telecommunication Services	26,240	529,027
	Deutsche Wohnen AG	Real Estate Management & Development	1,960	120,210
b	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	280	11,838
	E.ON SE	Multi-Utilities	17,620	215,806
	Evonik Industries AG	Chemicals	1,550	48,987
a	Evotec SE	Life Sciences Tools & Services	1,190	56,835
	Fielmann AG	Specialty Retail	200	13,363
a	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	290	20,206
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	1,650	116,381
	Fresenius SE & Co. KGaA	Health Care Providers & Services	3,310	159,333
	Fuchs Petrolub SE	Chemicals	280	10,248
	GEA Group AG	Machinery	1,350	61,942
	Hannover Rueck SE	Insurance	490	85,949
	HeidelbergCement AG	Construction Materials	1,210	90,843
a	Hella GmbH & Co. KGaA	Auto Components	360	25,217
a	HelloFresh SE	Internet & Direct Marketing Retail	1,330	123,251
	Henkel AG & Co. KGaA	Household Products	820	70,848
	Hochtief AG	Construction & Engineering	160	12,858
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	10,590	436,008
	KION Group AG	Machinery	640	59,976
	Knorr-Bremse AG	Machinery	540	57,977
	Lanxess AG	Chemicals	700	47,524
	LEG Immobilien AG	Real Estate Management & Development	590	83,558
	Merck KGaA	Pharmaceuticals	1,050	228,351
	METRO AG	Food & Staples Retailing	1,060	13,808
	MTU Aero Engines AG	Aerospace & Defense	430	97,377
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	1,140	312,993
	Nemetschek AG	Software	440	46,251
	ProSiebenSat.1 Media SE	Media	1,280	23,528
	Puma SE	Textiles, Apparel & Luxury Goods	810	90,514
	Rational AG	Machinery	27	25,490
	Rheinmetall AG	Industrial Conglomerates	350	34,390
	RWE AG	Multi-Utilities	5,120	181,278
	SAP SE	Software	9,010	1,220,477
	Sartorius AG	Health Care Equipment & Supplies	20	15,460
b,c	Scout24 AG, 144A, Reg S	Interactive Media & Services	680	47,254

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Germany ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	Siemens AG	Industrial Conglomerates	6,110	$1,004,962
a	Siemens Energy AG	Electrical Equipment	3,480	93,690
b	Siemens Healthineers AG, 144A	Health Care Equipment & Supplies	2,250	146,497
	Symrise AG	Chemicals	1,030	135,666
a	Talanx AG	Insurance	430	18,379
a,b	TeamViewer AG, 144A	Software	1,290	37,959
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	5,420	15,440
a	thyssenkrupp AG	Metals & Mining	3,780	40,207
	Traton SE	Machinery	400	10,292
	Uniper SE	Independent Power and Renewable Electricity Producers	710	29,664
	United Internet AG	Diversified Telecommunication Services	880	34,288
	Vantage Towers AG	Diversified Telecommunication Services	560	19,029
	Varta AG	Electrical Equipment	110	14,890
a	Vitesco Technologies Group AG, A	Auto Components	176	10,403
	Volkswagen AG	Automobiles	260	80,756
	Vonovia SE	Real Estate Management & Development	4,680	281,500
	Wacker Chemie AG	Chemicals	120	22,447
a,b	Zalando SE, 144A	Internet & Direct Marketing Retail	1,770	162,712

				11,868,148

	Luxembourg 0.7%
	Aroundtown SA	Real Estate Management & Development	9,770	67,598
a	RTL Group SA	Media	310	18,556

				86,154

	Netherlands 0.7%
a	QIAGEN NV	Life Sciences Tools & Services	1,800	93,437

	Total Common Stocks (Cost $11,336,542)			12,047,739

	Preferred Stocks 6.1%
	Germany 6.1%
d	Bayerische Motoren Werke AG, 2.909%, pfd.	Automobiles	470	35,951
d	Fuchs Petrolub SE, 2.449%, pfd.	Chemicals	560	26,233
d	Henkel AG & Co. KGaA, 2.307%, pfd.	Household Products	1,420	131,953
d	Porsche Automobil Holding SE, 2.572%, pfd.	Automobiles	1,240	123,504
d	Sartorius AG, 0.129%, pfd.	Health Care Equipment & Supplies	200	127,438
d	Volkswagen AG, 2.510%, pfd.	Automobiles	1,490	334,384

	Total Preferred Stocks (Cost $692,734)			779,463

	Rights 0.0%†
	Germany 0.0%†
a	Deutsche Lufthansa AG, rts. 5/10/21	Airlines	2,440	5,797

	Total Investments (Cost $12,040,319) 99.7%			12,832,999
	Other Assets, less Liabilities 0.3%			34,514

	Net Assets 100.0%			$12,867,513

†Rounds to less than 0.1% of net assets.

aNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Germany ETF (continued)

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $729,957, representing 5.7% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the value of this security was $47,254, representing 0.4% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Micro DAX	Long	1	$17,718	12/17/21	$(466)

*As of period end.

See Note 8 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Hong Kong ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31,
		2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$28.10	$20.58		$26.82	$26.17	$25.30

Income from investment operations[b]:

Net investment income[c]	0.54	0.72		0.77	0.66	0.16

Net realized and unrealized gains (losses)	(2.68)	7.61		(6.25)	0.59	0.78

Total from investment operations	(2.14)	8.33		(5.48)	1.25	0.94

Less distributions from net investment income	(0.26)	(0.81)		(0.76)	(0.60)	(0.07)

Net asset value, end of period	$25.70	$28.10		$20.58	$26.82	$26.17

Total return[d]	(7.70)%	41.14%		(20.90)%	4.97%	3.70%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%		0.09%	0.09%	0.09%

Net investment income	3.84%	2.99%		3.10%	2.67%	1.49%

Supplemental data

Net assets, end of period (000’s)	$15,418	$16,862		$15,433	$20,118	$7,852

Portfolio turnover rate[f]	5.34% [g]	14.84%	[g]	5.99% [g]	5.33%	0.93%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	5.34%	14.84%	5.99%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin FTSE Hong Kong ETF

		Industry		Shares	Value
	Common Stocks 99.7%
	Cambodia 0.2%
	NagaCorp Ltd.	Hotels, Restaurants & Leisure		42,000	$35,878

	China 14.6%
	AAC Technologies Holdings Inc.	Electronic Equipment, Instruments & Components		19,500	93,058
a	BeiGene Ltd.	Biotechnology		16,600	471,261
	BOC Hong Kong (Holdings) Ltd.	Banks		100,000	301,876
b	Budweiser Brewing Co. APAC Ltd., 144A	Beverages		47,200	119,688
a	China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure		72,000	10,636
	Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail		48,000	91,873
a,b	ESR Cayman Ltd., 144A	Real Estate Management & Development		50,400	153,117
a	FIH Mobile Ltd.	Electronic Equipment, Instruments & Components		84,000	12,625
	Kerry Logistics Network Ltd.	Air Freight & Logistics		8,000	17,121
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products		40,000	29,442
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals		208,000	223,640
	Microport Scientific Corp.	Health Care Equipment & Supplies		13,200	74,439
	Minth Group Ltd.	Auto Components		20,040	68,476
a	MMG Ltd.	Metals & Mining		64,000	27,048
	Nexteer Automotive Group Ltd.	Auto Components		20,000	20,656
a	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure		32,000	25,445
	Shui On Land Ltd.	Real Estate Management & Development		98,000	14,729
	SITC International Holdings Co. Ltd.	Marine		33,000	118,483
	The Wharf Holdings Ltd.	Real Estate Management & Development		37,400	124,192
	Tingyi Cayman Islands Holding Corp.	Food Products		52,000	96,724
	Towngas China Co. Ltd.	Gas Utilities		32,000	19,978
	Uni-President China Holdings Ltd.	Food Products		32,000	30,460
	Want Want China Holdings Ltd.	Food Products		148,000	111,979

					2,256,946

	Hong Kong 76.1%
	AIA Group Ltd.	Insurance		269,600	3,115,171
	ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment		8,400	92,960
	Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure		8,000	14,696
a	Cathay Pacific Airways Ltd.	Airlines		28,000	23,559
	Champion REIT	Equity Real Estate Investment Trusts (REITs	)	56,000	29,350
	CK Asset Holdings Ltd.	Real Estate Management & Development		55,000	318,640
	CK Infrastructure Holdings Ltd.	Electric Utilities		17,500	97,789
	CLP Holdings Ltd.	Electric Utilities		45,800	441,253
	Dah Sing Banking Group Ltd.	Banks		9,600	8,793
	Dah Sing Financial Group	Banks		4,000	11,947
	Dairy Farm International Holdings Ltd.	Food & Staples Retailing		8,400	28,644
	Guotai Junan International holdings Ltd.	Capital Markets		68,000	10,832
	Haitong International Securities Group Ltd.	Capital Markets		72,000	19,053
	Hang Lung Group Ltd.	Real Estate Management & Development		24,000	56,049
	Hang Lung Properties Ltd.	Real Estate Management & Development		56,000	127,759
	Hang Seng Bank Ltd.	Banks		20,000	343,240
	Henderson Land Development Co. Ltd.	Real Estate Management & Development		36,000	138,041
	Hong Kong and China Gas Co. Ltd.	Gas Utilities		300,000	454,741
	Hong Kong Exchanges and Clearing Ltd.	Capital Markets		35,200	2,169,521
	Hongkong Land Holdings Ltd.	Real Estate Management & Development		32,000	153,600
	Huabao International Holdings Ltd.	Chemicals		24,000	47,046
	Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services		32,000	4,974
	Hysan Development Co. Ltd.	Real Estate Management & Development		17,000	55,359
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		5,700	302,328
	Johnson Electric Holdings Ltd.	Auto Components		10,000	21,324
	Kerry Properties Ltd.	Real Estate Management & Development		17,000	44,877
a	Lifestyle International Holdings Ltd.	Multiline Retail		12,000	6,520

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Hong Kong ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	Link REIT	Equity Real Estate Investment Trusts (REITs	)	57,600	$493,895
	Man Wah Holdings Ltd.	Household Durables		41,600	61,347
a	Melco International Development Ltd.	Hotels, Restaurants & Leisure		22,000	25,887
	MTR Corp. Ltd.	Road & Rail		40,000	215,809
	New World Development Co. Ltd.	Real Estate Management & Development		39,000	159,564
	NWS Holdings Ltd.	Industrial Conglomerates		40,000	37,047
	PCCW Ltd.	Diversified Telecommunication Services		116,000	59,604
	Power Assets Holdings Ltd.	Electric Utilities		38,000	223,568
a	Shun Tak Holdings Ltd.	Industrial Conglomerates		52,000	13,961
	Sino Land Co. Ltd.	Real Estate Management & Development		96,400	129,777
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development		39,500	494,216
	Swire Pacific Ltd., A	Real Estate Management & Development		14,000	83,266
	Swire Pacific Ltd., B	Real Estate Management & Development		25,000	24,600
	Swire Properties Ltd.	Real Estate Management & Development		29,600	74,222
	Techtronic Industries Co. Ltd.	Machinery		34,800	693,349
	The Bank of East Asia Ltd.	Banks		35,200	56,793
	United Energy Group Ltd.	Oil, Gas & Consumable Fuels		208,000	26,719
	Vinda International Holdings Ltd.	Household Products		8,000	23,636
	Vitasoy International Holdings Ltd.	Food Products		22,200	56,465
	VTech Holdings Ltd.	Communications Equipment		4,400	32,161
b	WH Group Ltd., 144A	Food Products		232,248	165,579
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development		46,000	238,135
	Xinyi Glass Holdings Ltd.	Building Products		56,000	167,612
a	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods		20,000	40,439

					11,735,717

	Indonesia 0.2%
	First Pacific Co. Ltd.	Food Products		64,000	23,020

	Italy 0.5%
	Prada SpA	Textiles, Apparel & Luxury Goods		14,000	77,422

	Luxembourg 0.3%
	L’Occitane International SA	Personal Products		12,000	40,464

	Macau 3.5%
a	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure		59,700	306,757
a	Macau Legend Development Ltd.	Hotels, Restaurants & Leisure		40,000	4,522
a	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure		20,800	12,932
a	Sands China Ltd.	Hotels, Restaurants & Leisure		67,200	138,118
a	SJM Holdings Ltd.	Hotels, Restaurants & Leisure		52,000	35,403
a	Wynn Macau Ltd.	Hotels, Restaurants & Leisure		40,000	33,502

					531,234

	Singapore 0.3%
b	BOC Aviation Ltd., 144A	Trading Companies & Distributors		5,600	46,903

	Taiwan 0.0%†
a,b	FIT Hon Teng Ltd., 144A	Electronic Equipment, Instruments & Components		28,000	5,863

	United Kingdom 3.2%
	CK Hutchison Holdings Ltd.	Industrial Conglomerates		74,500	497,168

	United States 0.8%
b	JS Global Lifestyle Co. Ltd., 144A	Household Durables		18,000	41,852
a,b	Samsonite International SA, 144A	Textiles, Apparel & Luxury Goods		35,400	76,396

					118,248

	Total Investments (Cost $15,183,311) 99.7%				15,368,863
	Other Assets, less Liabilities 0.3%				48,696

	Net Assets 100.0%				$15,417,559

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Hong Kong ETF (continued)

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $609,398, representing 4.0% of net assets.

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
HKG Mini Hang Seng Index	Long	1	$31,503	10/28/21	$53

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 339.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE India ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31,
			2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$27.70		$15.98		$23.36	$22.74	$23.72

Income from investment operations[b]:

Net investment income[c]	0.17		0.20		0.26	0.29	0.09

Net realized and unrealized gains (losses)	4.96		11.70		(7.43)	0.53	(1.07)

Total from investment operations	5.13		11.90		(7.17)	0.82	(0.98)

Less distributions from net investment income	(0.05)		(0.18)		(0.21)	(0.20)	—

Net asset value, end of period	$32.78		$27.70		$15.98	$23.36	$22.74

Total return[d]	18.52%		74.87%		(30.98)%	3.66%	(4.13)%

Ratios to average net assets[e]

Total expenses	0.19%		0.19%		0.19%	0.19%	0.19%

Net investment income	1.15%		0.89%		1.20%	1.33%	2.78%

Supplemental data

Net assets, end of period (000’s)	$37,699		$23,544		$8,790	$7,007	$2,274

Portfolio turnover rate[f]	5.01%	[g]	23.48%	[g]	36.55% [g]	8.03%	1.59%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	5.01%	16.91%	36.55%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin FTSE India ETF

		Industry	Shares	Value
	Common Stocks 102.5%
	India 102.5%
a	3M India Ltd.	Industrial Conglomerates	102	$34,124
	Aarti Industries Ltd.	Chemicals	6,693	83,843
	ABB India Ltd.	Electrical Equipment	1,817	45,790
	ACC Ltd.	Construction Materials	3,013	91,513
	Adani Enterprises Ltd.	Trading Companies & Distributors	9,430	186,510
a	Adani Green Energy Ltd.	Independent Power and Renewable Electricity Producers	14,007	216,368
	Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	27,324	271,629
a	Adani Power Ltd.	Independent Power and Renewable Electricity Producers	32,775	42,874
	Adani Total Gas Ltd	Gas Utilities	9,936	190,501
a	Adani Transmission Ltd.	Electric Utilities	8,924	187,371
a	Aditya Birla Capital Ltd.	Diversified Financial Services	16,468	25,015
	Alkem Laboratories Ltd.	Pharmaceuticals	897	48,105
	Ambuja Cements Ltd.	Construction Materials	24,541	132,314
	Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	3,519	212,465
	Ashok Leyland Ltd.	Machinery	51,175	92,246
	Asian Paints Ltd.	Chemicals	16,123	704,772
	Astral Poly Technik Ltd.	Building Products	3,197	93,049
a,b	AU Small Finance Bank Ltd., 144A	Banks	5,451	85,498
	Aurobindo Pharma Ltd.	Pharmaceuticals	9,499	92,754
a,b	Avenue Supermarts Ltd., 144A	Food & Staples Retailing	5,290	302,901
a	Axis Bank Ltd.	Banks	81,052	837,027
	Bajaj Auto Ltd.	Automobiles	2,507	129,446
	Bajaj Finance Ltd.	Consumer Finance	8,395	867,249
	Bajaj Finserv Ltd.	Diversified Financial Services	1,380	330,682
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	966	62,579
	Balkrishna Industries Ltd.	Auto Components	2,852	97,349
b	Bandhan Bank Ltd, 144A	Banks	28,198	107,508
a	Bank of Baroda	Banks	36,432	40,124
a	Bank of India	Banks	12,581	9,407
	Bata India Ltd.	Textiles, Apparel & Luxury Goods	2,162	51,792
	Bayer Cropscience Ltd.	Chemicals	460	32,833
	Berger Paints India Ltd.	Chemicals	8,349	90,995
	Bharat Electronics Ltd.	Aerospace & Defense	38,962	106,528
	Bharat Forge Ltd.	Auto Components	9,016	89,574
a	Bharat Heavy Electricals Ltd.	Electrical Equipment	45,609	39,724
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	36,409	211,996
a	Bharti Airtel Ltd.	Wireless Telecommunication Services	81,581	756,488
	Bharti Infratel Ltd.	Diversified Telecommunication Services	44,735	186,046
a	Biocon Ltd.	Biotechnology	16,169	79,007
	Bosch Ltd.	Auto Components	322	67,129
	Britannia Industries Ltd.	Food Products	4,232	225,145
	Cadila Healthcare Ltd.	Pharmaceuticals	8,763	65,149
a	Canara Bank Ltd.	Banks	11,799	27,500
	Castrol India Ltd.	Chemicals	17,342	32,755
	Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance	14,329	108,924
	Cipla Ltd.	Pharmaceuticals	18,285	242,285
	Coal India Ltd.	Oil, Gas & Consumable Fuels	67,574	168,508
	Colgate-Palmolive (India) Ltd.	Personal Products	4,715	106,048
	Container Corp. of India Ltd.	Road & Rail	9,844	93,404
	Coromandel International Ltd.	Chemicals	3,841	41,110
	Cummins India Ltd.	Machinery	4,853	64,854
	Dabur India Ltd.	Personal Products	18,929	157,356
	Dalmia Bharat Ltd.	Construction Materials	2,967	84,170
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services	4,531	292,923
	DLF Ltd.	Real Estate Management & Development	21,229	119,319
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	4,278	281,292

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE India ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	India (continued)
	Eicher Motors Ltd.	Automobiles		4,761	$178,965
	Emami Ltd.	Personal Products		7,498	57,982
	Embassy Office Parks REIT	Equity Real Estate Investment Trusts (REITs	)	19,021	86,888
	Exide Industries Ltd.	Auto Components		16,376	39,325
	Federal Bank Ltd.	Banks		55,568	63,108
	GAIL India Ltd.	Gas Utilities		63,572	136,047
a,b	General Insurance Corp. of India, 144A	Insurance		3,496	6,832
	Gillette India Ltd.	Personal Products		276	21,934
	GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals		1,518	30,282
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals		5,390	37,066
a	GMR Infrastructure Ltd.	Transportation Infrastructure		76,774	39,666
a	Godrej Consumer Products Ltd.	Personal Products		13,018	180,624
a	Godrej Industries Ltd.	Industrial Conglomerates		3,036	23,688
a	Godrej Properties Ltd.	Real Estate Management & Development		3,174	98,858
	Grasim Industries Ltd.	Construction Materials		13,685	307,789
	Gujarat Gas Ltd.	Gas Utilities		7,153	61,428
	Havell’s India Ltd.	Electrical Equipment		8,602	159,124
	HCL Technologies Ltd.	IT Services		38,801	668,860
b	HDFC Asset Management Co. Ltd., 144A,	Capital Markets		2,369	92,829
b	HDFC Life Insurance Co. Ltd., 144A	Insurance		33,166	322,780
	Hero Motocorp Ltd.	Automobiles		4,646	177,290
	Hindalco Industries Ltd.	Metals & Mining		50,416	331,420
	Hindustan Aeronautics Ltd.	Aerospace & Defense		1,265	23,083
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels		24,794	100,208
	Hindustan Unilever Ltd.	Household Products		31,717	1,154,464
	Hindustan Zinc Ltd.	Metals & Mining		8,280	34,759
	Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components		79	48,654
	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance		62,307	2,311,976
	ICICI Bank Ltd.	Banks		55,614	525,103
b,c	ICICI Lombard General Insurance Co. Ltd., 144A, Reg S	Insurance		7,153	153,174
b,c	ICICI Prudential Life Insurance Co. Ltd., 144A, Reg S	Insurance		12,811	115,955
a	IDFC First Bank Ltd.	Banks		108,560	69,690
	Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance		12,167	37,971
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels		97,658	164,852
	Indian Railway Catering and Tourism Corp. Ltd.	Commercial Services & Supplies		1,886	96,514
b	Indian Railway Finance Corp. Ltd., 144A	Diversified Financial Services		63,664	19,598
	Indraprastha Gas Ltd.	Gas Utilities		12,489	89,696
	Info Edge India Ltd.	Interactive Media & Services		2,691	233,160
	Infosys Ltd.	IT Services		128,501	2,900,069
a,b,c	InterGlobe Aviation Ltd., 144A, Reg S	Airlines		3,473	94,592
	IPCA Laboratories Ltd.	Pharmaceuticals		2,461	79,948
	ITC Ltd.	Tobacco		105,593	335,937
a	Jindal Steel & Power Ltd.	Metals & Mining		14,168	74,297
	JSW Energy Ltd.	Independent Power and Renewable Electricity Producers		13,639	71,643
	JSW Steel Ltd.	Metals & Mining		35,719	321,592
	Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure		2,622	142,740
	Kansai Nerolac Paints Ltd.	Chemicals		4,646	39,636
a	L&T Finance Holdings Ltd.	Diversified Financial Services		31,947	39,144
b	L&T Technology Services Ltd., 144A	Professional Services		920	58,223
b,c	Larsen & Toubro Infotech Ltd.,, 144A, Reg S	IT Services		1,610	125,047
	Larsen & Toubro Ltd.	Construction & Engineering		24,633	565,138
b	Laurus Labs Ltd., 144A	Pharmaceuticals		12,903	107,158
	LIC Housing Finance Ltd.	Thrifts & Mortgage Finance		10,773	61,980

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE India ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Lupin Ltd.	Pharmaceuticals	8,579	$109,983
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	20,976	52,336
	Mahindra & Mahindra Ltd.	Automobiles	32,844	355,332
a	Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	7,176	4,515
	Marico Ltd.	Personal Products	18,469	136,227
	Maruti Suzuki India Ltd.	Automobiles	4,692	463,846
a	Max Financial Services Ltd.	Insurance	8,648	118,173
	Mindtree Ltd.	IT Services	1,541	87,196
	Motherson Sumi Systems Ltd.	Auto Components	43,194	131,483
	Mphasis Ltd.	IT Services	3,220	134,669
	MRF Ltd.	Auto Components	97	103,727
	Muthoot Finance Ltd.	Consumer Finance	3,404	66,509
	Nestle India Ltd.	Food Products	1,288	337,420
	NHPC Ltd.	Independent Power and Renewable Electricity Producers	81,558	32,798
b	Nippon Life India Asset Management Ltd., 144A	Capital Markets	5,301	30,377
	NMDC Ltd.	Metals & Mining	26,979	51,975
	NTPC Ltd.	Independent Power and Renewable Electricity Producers	158,355	302,619
a	Oberoi Realty Ltd.	Real Estate Management & Development	4,186	54,375
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	107,939	210,127
	Oil India Ltd.	Oil, Gas & Consumable Fuels	11,822	41,441
	Oracle Financial Services Software Ltd.	Software	828	50,821
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	207	88,416
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	26,841	86,261
	PI Industries Ltd.	Chemicals	2,622	112,271
	Pidilite Industries Ltd.	Chemicals	5,405	173,446
	Piramal Enterprises Ltd.	Diversified Financial Services	4,485	156,844
	Polycab India Ltd.	Electrical Equipment	920	29,610
	Power Finance Corp. Ltd.	Diversified Financial Services	41,492	79,432
	Power Grid Corp. of India Ltd.	Electric Utilities	112,263	287,208
a	Punjab National Bank Ltd.	Banks	39,928	21,570
	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	4,853	38,378
a,b,c	RBL Bank Ltd., 144A, Reg S	Banks	15,824	40,697
	REC Ltd.	Diversified Financial Services	33,419	71,068
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	6,003	151,325
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	111,044	3,768,786
a	SBI Cards & Payment Services Ltd.	Consumer Finance	9,200	127,612
b	SBI Life Insurance Co. Ltd., 144A	Insurance	14,996	245,484
	Shree Cement Ltd.	Construction Materials	483	188,063
	Shriram Transport Finance Co. Ltd.	Consumer Finance	7,084	123,957
	Siemens Ltd.	Industrial Conglomerates	3,082	88,415
	SRF Ltd.	Chemicals	1,012	153,777
	State Bank of India	Banks	63,779	389,234
	Steel Authority of India Ltd.	Metals & Mining	35,420	54,232
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	38,870	428,485
	Sun TV Network Ltd.	Media	3,496	23,801
	Sundaram Finance Ltd.	Consumer Finance	2,438	80,475
	Tata Communications Ltd.	Diversified Telecommunication Services	4,094	76,762
	Tata Consultancy Services Ltd.	IT Services	36,869	1,875,326
	Tata Consumer Products Ltd.	Food Products	21,597	236,722
a	Tata Motors Ltd.	Automobiles	65,803	295,516
a	Tata Motors Ltd., A	Automobiles	13,639	34,783
	Tata Power Co. Ltd.	Electric Utilities	72,335	154,703
	Tata Steel Ltd.	Metals & Mining	28,520	495,227
	Tech Mahindra Ltd.	IT Services	21,551	400,839
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	14,881	433,404

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE India ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	1,748	$72,661
	Torrent Power Ltd.	Electric Utilities	7,682	52,269
	Trent Ltd.	Multiline Retail	6,463	89,321
	TVS Motor Co. Ltd.	Automobiles	7,107	52,608
	UltraTech Cement Ltd.	Construction Materials	4,071	405,638
a	Union Bank of India Ltd.	Banks	18,469	9,020
	United Breweries Ltd.	Beverages	2,461	52,103
a	United Spirits Ltd.	Beverages	10,327	118,689
	UPL Ltd.	Chemicals	19,159	182,666
	Varun Beverages Ltd.	Beverages	4,793	57,960
	Vedanta Ltd.	Metals & Mining	43,907	170,151
a	Vodafone Idea Ltd.	Wireless Telecommunication Services	286,948	46,003
	Voltas Ltd.	Construction & Engineering	8,211	134,740
	Whirlpool of India Ltd.	Household Durables	1,104	33,984
	Wipro Ltd.	IT Services	45,080	385,103
a	Yes Bank Ltd.	Banks	31,573	5,338
	Zee Entertainment Enterprises Ltd.	Media	29,624	121,006
	Rights 0.0%†
	India 0.0%†
a	Bharti Airtel Ltd., rts., 10/21/21	Wireless Telecommunication Services	5,827	—

	Total Investments (Cost $28,596,485) 102.5%			38,639,991
	Other Assets, less Liabilities (2.5)%			(941,311)

	Net Assets 100.0%			$37,698,680

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $1,908,653, representing 5.1% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $529,465, representing 1.4% of net assets.

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
SGX Nifty 50	Long	5	$176,020	10/28/21	$(473)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 339.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Italy ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31,
			2021		2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$26.50		$17.61		$23.13	$26.27	$25.51

Income from investment operations[b]:

Net investment income[c]	0.51		0.67		0.90	0.46	0.11

Net realized and unrealized gains (losses)	0.20		8.80		(5.52)	(2.99)	0.70

Total from investment operations	0.71		9.47		(4.62)	(2.53)	0.81

Less distributions from net investment income	(0.42)		(0.58)		(0.90)	(0.61)	(0.05)

Net asset value, end of period	$26.79		$26.50		$17.61	$23.13	$26.27

Total return[d]	2.58%		54.64%		(20.84)%	(9.67)%	3.19%

Ratios to average net assets[e]

Total expenses	0.09%		0.09%		0.09%	0.09%	0.09%

Net investment income	3.68%		3.04%		3.85%	2.05%	1.01%

Supplemental data

Net assets, end of period (000’s)	$4,019		$3,974		$2,641	$10,410	$2,627

Portfolio turnover rate[f]	8.02%	[g]	17.45%	[g]	9.89% [g]	16.67%	3.09%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	8.02%	17.45%	9.89%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin FTSE Italy ETF

		Industry	Shares	Value
	Common Stocks 100.0%
	Italy 86.1%
	A2A SpA	Multi-Utilities	15,375	$31,637
	Amplifon SpA	Health Care Providers & Services	1,311	62,599
	Assicurazioni Generali SpA	Insurance	8,979	191,370
a	Atlantia SpA	Transportation Infrastructure	5,001	94,908
	Banca Mediolanum SpA	Diversified Financial Services	2,442	26,462
	Buzzi Unicem SpA	Construction Materials	960	21,968
	Davide Campari-Milano NV	Beverages	5,022	70,891
	De’ Longhi SpA	Household Durables	717	25,826
	DiaSorin SpA	Health Care Equipment & Supplies	228	47,920
	Enel SpA	Electric Utilities	61,713	475,695
	Eni SpA	Oil, Gas & Consumable Fuels	21,210	283,816
	Ferrari NV	Automobiles	1,047	219,568
a	FinecoBank Banca Fineco SpA	Banks	6,219	112,942
	Hera SpA	Multi-Utilities	7,986	32,727
b	Infrastrutture Wireless Italiane SpA, 144A	Diversified Telecommunication Services	3,576	39,935
	Interpump Group SpA	Machinery	816	52,959
	Intesa Sanpaolo SpA	Banks	135,216	384,485
	Italgas Reti SpA	Gas Utilities	4,974	31,936
a	Leonardo SpA	Aerospace & Defense	4,065	33,515
a	Mediobanca Banca di Credito Finanziario SpA	Banks	7,068	85,519
	Moncler SpA	Textiles, Apparel & Luxury Goods	2,046	125,722
a,b	Nexi SpA, 144A	IT Services	6,003	112,428
b	Pirelli & C SpA, 144A	Auto Components	5,379	31,669
b	Poste Italiane SpA, 144A	Insurance	4,635	64,085
	Prysmian SpA	Electrical Equipment	2,685	94,349
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	984	57,340
	Reply SpA	IT Services	231	42,674
	Snam SpA	Gas Utilities	22,299	123,945
	Telecom Italia SpA/Milano	Diversified Telecommunication Services	109,056	42,897
	Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	61,305	24,860
	Tenaris SA	Energy Equipment & Services	4,761	50,167
	Terna Rete Elettrica Nazionale SpA	Electric Utilities	14,325	101,870
	UniCredit SpA	Banks	18,639	248,419
	UnipolSai Assicurazioni SpA	Insurance	4,287	12,083

				3,459,186

	Netherlands 2.2%
	EXOR NV	Diversified Financial Services	1,056	89,243

	United Kingdom 3.7%
	CNH Industrial NV	Machinery	8,799	149,905

	United States 8.0%
	Stellantis NV	Automobiles	16,668	319,162

	Total Investments (Cost $3,406,936) 100.0%			4,017,496
	Other Assets, less Liabilities 0.0%†			1,022

	Net Assets 100.0%			$4,018,518

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $248,117, representing 6.2% of net assets.

234	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Japan ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31,
			2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$30.25		$21.93		$24.18	$26.69	$25.91

Income from investment operations[b]:

Net investment income[c]	0.30		0.53		0.56	0.59	0.44

Net realized and unrealized gains (losses)	0.84		8.24		(2.22)	(2.76)	0.37

Total from investment operations	1.14		8.77		(1.66)	(2.17)	0.81

Less distributions from net investment income	(0.39)		(0.45)		(0.59)	(0.34)	(0.03)

Net asset value, end of period	$31.00		$30.25		$21.93	$24.18	$26.69

Total return[d]	3.81%		40.23%		(7.15)%	(8.10)%	3.11%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.09%		0.09%		0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%		0.09%		0.09%	0.09%	—%

Net investment income	1.99%		1.98%		2.30%	2.39%	4.07%

Supplemental data

Net assets, end of period (000’s)	$688,106		$598,934		$315,851	$290,205	$96,082

Portfolio turnover rate[f]	2.16%	[g]	5.76%	[g]	4.59% [g]	4.35%	0.93%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	2.05%	5.76%	4.51%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	235

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin FTSE Japan ETF

		Industry		Shares	Value
	Common Stocks 99.1%
	Japan 99.1%
	ABC-Mart Inc.	Specialty Retail		3,700	$209,913
	Acom Co. Ltd.	Consumer Finance		55,500	203,944
	Activia Properties Inc.	Equity Real Estate Investment Trusts (REITs	)	111	454,645
	Advance Residence Investment	Equity Real Estate Investment Trusts (REITs	)	185	600,224
	Advantest Corp.	Semiconductors & Semiconductor Equipment		29,600	2,660,883
	AEON Co. Ltd.	Food & Staples Retailing		103,600	2,729,859
	AEON Financial Service Co. Ltd.	Consumer Finance		14,800	189,817
	AEON Mall Co. Ltd.	Real Estate Management & Development		18,500	286,018
	AEON REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	222	298,056
	AGC Inc.	Building Products		25,900	1,341,716
	Aica Kogyo Co. Ltd.	Building Products		7,400	254,349
	AIN Holdings Inc.	Food & Staples Retailing		3,700	231,468
	Air Water Inc.	Chemicals		25,900	416,211
	Aisin Seiki Co. Ltd.	Auto Components		25,900	944,773
	Ajinomoto Co. Inc.	Food Products		70,300	2,083,010
	Alfresa Holdings Corp.	Health Care Providers & Services		25,900	389,051
	Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components		25,900	282,735
	Amada Co. Ltd.	Machinery		44,400	463,201
	Amano Corp.	Electronic Equipment, Instruments & Components		11,100	286,118
a	ANA Holdings Inc.	Airlines		22,200	578,105
	Anritsu Corp.	Electronic Equipment, Instruments & Components		22,200	397,939
	Aozora Bank Ltd.	Banks		18,500	454,147
	Ariake Japan Co. Ltd.	Food Products		3,700	233,457
	As One Corp.	Health Care Providers & Services		1,850	270,930
	Asahi Group Holdings Ltd.	Beverages		62,900	3,056,069
	Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies		25,900	712,642
	Asahi Kasei Corp.	Chemicals		181,300	1,944,212
	Asics Corp.	Textiles, Apparel & Luxury Goods		25,900	594,719
	ASKUL Corp.	Internet & Direct Marketing Retail		3,700	54,385
	Astellas Pharma Inc.	Pharmaceuticals		273,800	4,521,412
	Azbil Corp.	Electronic Equipment, Instruments & Components		18,500	797,535
	Bandai Namco Holdings Inc.	Leisure Products		29,230	2,200,600
	BayCurrent Consulting Inc.	Professional Services		1,800	916,334
	Benefit One Inc.	Professional Services		7,400	350,186
	Benesse Holdings Inc.	Diversified Consumer Services		11,100	251,398
	BIC CAMERA Inc.	Specialty Retail		22,200	211,902
	Bridgestone Corp.	Auto Components		85,100	4,046,969
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals		33,300	736,286
	Calbee Inc.	Food Products		11,100	270,797
	Canon Inc.	Technology Hardware, Storage & Peripherals		148,000	3,635,169
	Canon Marketing Japan Inc.	Electronic Equipment, Instruments & Components		7,400	172,705
	Capcom Co. Ltd.	Entertainment		25,900	720,766
	Casio Computer Co. Ltd.	Household Durables		29,600	492,648
	Central Japan Railway Co.	Road & Rail		26,700	4,277,504
	Chubu Electric Power Co. Inc.	Electric Utilities		103,600	1,227,044
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals		95,560	3,514,073
	Chuo Mitsui Trust Holdings Inc.	Banks		55,500	1,918,562
	Coca-Cola Bottlers Japan Holdings Inc.	Beverages		18,500	268,443
	COMSYS Holdings Corp.	Construction & Engineering		14,800	391,174
	Concordia Financial Group Ltd.	Banks		162,800	644,926
	Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels		11,100	252,791
	Cosmos Pharmaceutical Corp.	Food & Staples Retailing		2,590	441,745
	Credit Saison Co. Ltd.	Consumer Finance		22,200	293,679
	CyberAgent Inc.	Media		55,500	1,077,419
	Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies		40,700	988,181
	Dai-ichi Life Holdings Inc.	Insurance		155,400	3,444,358
	Daicel Corp.	Chemicals		37,000	289,500

236	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

	Industry		Shares	Value
Common Stocks (continued)
Japan (continued)
Daido Steel Co. Ltd.	Metals & Mining		4,900	$209,263
Daifuku Co. Ltd.	Machinery		14,800	1,395,438
Daiichi Sankyo Co. Ltd.	Pharmaceuticals		277,500	7,410,363
Daiichikosho Co. Ltd.	Entertainment		7,400	275,241
Daikin Industries Ltd.	Building Products		39,146	8,581,772
Daio Paper Corp.	Paper & Forest Products		11,100	208,619
Daito Trust Construction Co. Ltd.	Real Estate Management & Development		9,519	1,112,505
Daiwa House Industry Co. Ltd.	Real Estate Management & Development		92,500	3,099,776
Daiwa House Residential Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	296	866,180
Daiwa Office Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	37	249,375
Daiwa Securities Group Inc.	Capital Markets		222,000	1,301,060
DeNA Co. Ltd.	Entertainment		11,100	206,331
Denka Co. Ltd.	Chemicals		11,100	390,975
Denso Corp.	Auto Components		66,600	4,384,289
Dentsu Group Inc.	Media		33,300	1,284,844
DIC Corp.	Chemicals		11,100	314,869
Disco Corp.	Semiconductors & Semiconductor Equipment		4,144	1,164,368
DMG Mori Co. Ltd.	Machinery		14,800	279,883
Dowa Holdings Co. Ltd.	Metals & Mining		7,400	293,148
East Japan Railway Co.	Road & Rail		53,750	3,777,795
EBARA Corp.	Machinery		14,800	736,186
Eisai Co. Ltd.	Pharmaceuticals		39,220	2,951,298
Elecom Co. Ltd.	Technology Hardware, Storage & Peripherals		7,400	118,917
Electric Power Development Co. Ltd.	Independent Power and Renewable Electricity Producers		22,200	321,733
ENEOS Holdings Inc.	Oil, Gas & Consumable Fuels		440,300	1,799,084
Ezaki Glico Co. Ltd.	Food Products		7,400	281,542
Fancl Corp.	Personal Products		11,100	368,591
FANUC Corp.	Machinery		28,320	6,235,096
Fast Retailing Co. Ltd.	Specialty Retail		7,531	5,567,169
FP Corp.	Containers & Packaging		7,400	274,578
Fuji Electric Co. Ltd.	Electrical Equipment		18,500	847,278
Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure		3,700	159,341
Fuji Media Holdings Inc.	Media		7,400	78,593
Fuji Oil Holdings Inc.	Food Products		7,400	173,965
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals		51,800	4,475,019
Fujitsu General Ltd.	Household Durables		7,400	184,710
Fujitsu Ltd.	IT Services		27,660	5,034,950
Fukuoka Financial Group Inc.	Banks		22,200	400,127
Fukuyama Transporting Co. Ltd.	Road & Rail		3,700	161,828
Furukawa Electric Co. Ltd.	Electrical Equipment		7,400	163,089
Fuyo General Lease Co. Ltd.	Diversified Financial Services		3,700	256,339
GLP J-REIT	Equity Real Estate Investment Trusts (REITs	)	629	1,032,783
GMO Internet Inc.	IT Services		7,400	190,082
GMO Payment Gateway Inc.	IT Services		5,920	752,369
Goldwin Inc.	Textiles, Apparel & Luxury Goods		5,180	338,447
GS Yuasa Corp.	Electrical Equipment		11,100	252,890
GungHo Online Entertainment Inc.	Entertainment		3,700	68,048
Hachijuni Bank Ltd.	Banks		66,600	238,166
Hakuhodo DY Holdings Inc.	Media		37,000	641,344
Hamamatsu Photonics K.K.	Electronic Equipment, Instruments & Components		18,500	1,150,706
Hankyu Hanshin Holdings Inc.	Road & Rail		33,300	1,053,542
Haseko Corp.	Household Durables		37,000	497,755
Heiwa Corp.	Leisure Products		7,400	139,013
Hikari Tsushin Inc.	Specialty Retail		3,330	563,780
Hino Motors Ltd.	Machinery		40,700	383,381
Hirogin Holdings Inc.	Banks		44,400	254,283

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components		4,810	$803,140
	Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals		11,100	422,312
	Hitachi Construction Machinery Co. Ltd.	Machinery		14,800	421,152
	Hitachi Ltd.	Industrial Conglomerates		136,900	8,147,130
a	Hitachi Metals Ltd.	Metals & Mining		29,600	572,236
	Hitachi Transport System Ltd.	Road & Rail		3,700	164,979
	Honda Motor Co. Ltd.	Automobiles		251,600	7,790,975
	HORIBA Ltd.	Electronic Equipment, Instruments & Components		5,650	397,006
	Hoshizaki Corp.	Machinery		7,400	675,169
	House Foods Group Inc.	Food Products		11,100	339,243
	Hoya Corp.	Health Care Equipment & Supplies		52,350	8,199,115
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components		14,800	822,406
	Ichigo Inc.	Real Estate Management & Development		29,600	98,158
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels		33,300	879,245
	IHI Corp.	Machinery		18,500	476,034
	Iida Group Holdings Co. Ltd.	Household Durables		22,200	573,231
	Industrial & Infrastructure Fund Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	296	537,748
	Information Services International-Dentsu Ltd.	IT Services		3,700	139,776
	INPEX Corp.	Oil, Gas & Consumable Fuels		133,200	1,045,783
	Internet Initiative Japan Inc.	Diversified Telecommunication Services		7,400	258,328
	IR Japan Holdings Ltd.	Professional Services		1,300	144,127
	Isetan Mitsukoshi Holdings Ltd.	Multiline Retail		51,800	392,765
	Isuzu Motors Ltd.	Automobiles		74,000	976,939
	Ito En Ltd.	Beverages		7,400	492,117
	ITOCHU Corp.	Trading Companies & Distributors		199,800	5,868,202
	ITOCHU Techno-Solutions Corp.	IT Services		14,800	482,832
	Itoham Yonekyu Holdings Inc.	Food Products		18,500	121,371
	Iwatani Corp.	Oil, Gas & Consumable Fuels		7,400	435,743
	Izumi Co. Ltd.	Multiline Retail		7,400	247,385
	J Front Retailing Co. Ltd.	Multiline Retail		37,000	360,134
a	Japan Airlines Co. Ltd.	Airlines		21,090	503,741
a	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure		7,400	366,104
	Japan Aviatn Elect	Electronic Equipment, Instruments & Components		7,400	108,505
	Japan Exchange Group Inc.	Capital Markets		77,700	1,932,489
	Japan Hotel REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	666	400,525
	Japan Logistics Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	111	329,294
	Japan Post Bank Co. Ltd.	Banks		59,200	509,361
	Japan Post Holdings Co. Ltd.	Insurance		181,300	1,534,896
	Japan Post Insurance Co. Ltd.	Insurance		25,900	472,851
	Japan Prime Realty Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	131	475,510
	Japan Real Estate Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	185	1,107,596
	Japan Retail Fund Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	999	960,723
	Japan Tobacco Inc.	Tobacco		173,900	3,413,318
	JCR Pharmaceuticals Co. Ltd.	Pharmaceuticals		7,400	185,108
	Jeol Ltd.	Health Care Equipment & Supplies		7,400	544,513
	JFE Holdings Inc.	Metals & Mining		77,700	1,181,778
	JGC Holdings Corp.	Construction & Engineering		29,600	278,292
	JSR Corp.	Chemicals		25,900	941,291
	JTEKT Corp.	Auto Components		33,300	291,888
	Justsystems Corp.	Software		3,700	209,581
	K’s Holdings Corp.	Specialty Retail		22,200	230,605
	Kadokawa Corp.	Media		7,400	411,866
	Kagome Co. Ltd.	Food Products		11,100	286,516
	Kajima Corp.	Construction & Engineering		62,900	812,922
	Kakaku.com Inc.	Interactive Media & Services		18,500	601,053
	Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals		3,700	152,377
	Kamigumi Co. Ltd.	Transportation Infrastructure		14,800	312,382

238	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Kandenko Co. Ltd.	Construction & Engineering		14,800	$123,361
	Kaneka Corp.	Chemicals		7,400	311,387
	Kansai Electric Power Co. Inc.	Electric Utilities		107,300	1,043,909
	Kansai Paint Co. Ltd.	Chemicals		29,600	737,513
	KAO Corp.	Personal Products		66,600	3,972,422
	Kawasaki Heavy Industries Ltd.	Machinery		22,200	518,713
a	Kawasaki Kisen Kaisha Ltd.	Marine		11,100	604,867
	KDDI Corp.	Wireless Telecommunication Services		247,960	8,202,737
	Keihan Holdings Co. Ltd.	Industrial Conglomerates		14,800	427,121
	Keikyu Corp.	Road & Rail		37,000	463,930
	Keio Corp.	Road & Rail		17,020	913,733
	Keisei Electric Railway Co. Ltd.	Road & Rail		22,200	739,171
	Kenedix Office Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	52	357,464
	Kewpie Corp.	Food Products		14,800	360,134
	Keyence Corp.	Electronic Equipment, Instruments & Components		26,475	15,898,051
	Kikkoman Corp.	Food Products		25,900	2,110,069
	Kinden Corp.	Construction & Engineering		18,500	313,045
a	Kintetsu Group Holdings Co. Ltd.	Road & Rail		25,900	876,294
	Kirin Holdings Co. Ltd.	Beverages		114,700	2,133,117
	Kobayashi Pharmaceutical Co. Ltd.	Personal Products		8,880	703,555
	Kobe Bussan Co. Ltd.	Food & Staples Retailing		7,400	242,411
	Kobe Steel Ltd.	Metals & Mining		44,400	272,588
	Koei Tecmo Holdings Co. Ltd.	Entertainment		11,100	529,258
	Koito Manufacturing Co. Ltd.	Auto Components		17,020	1,028,141
	Kokuyo Co. Ltd.	Commercial Services & Supplies		14,800	251,365
	Komatsu Ltd.	Machinery		133,200	3,217,334
	Konami Holdings Corp.	Entertainment		14,800	932,503
	Konica Minolta Inc.	Technology Hardware, Storage & Peripherals		66,600	360,532
	Kose Corp.	Personal Products		4,330	519,251
	Kotobuki Spirits Co. Ltd.	Food Products		3,700	254,349
	Kubota Corp.	Machinery		159,100	3,406,587
	Kuraray Co. Ltd.	Chemicals		51,800	500,474
	Kurita Water Industries Ltd.	Machinery		14,800	716,289
	Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing		2,220	153,007
	Kyocera Corp.	Electronic Equipment, Instruments & Components		45,100	2,829,487
	Kyowa Exeo Corp.	Construction & Engineering		14,800	364,644
	Kyowa Kirin Co. Ltd.	Pharmaceuticals		37,000	1,334,752
	Kyudenko Corp.	Construction & Engineering		7,400	246,059
	Kyushu Electric Power Co. Inc.	Electric Utilities		66,600	506,775
	Kyushu Financial Group Inc.	Banks		55,500	199,964
	Kyushu Railway Co.	Road & Rail		22,200	536,620
	LaSalle Logiport REIT	Equity Real Estate Investment Trusts (REITs	)	259	435,245
	Lasertec Corp.	Semiconductors & Semiconductor Equipment		11,100	2,545,812
	Lawson Inc.	Food & Staples Retailing		7,400	363,451
	LINTEC Corp.	Chemicals		7,400	169,588
	Lion Corp.	Household Products		37,000	599,561
	LIXIL Group Corp.	Building Products		37,000	1,079,408
	M3 Inc.	Health Care Technology		62,032	4,443,287
	Mabuchi Motor Co. Ltd.	Electrical Equipment		7,400	257,334
a	Maeda Corp.	Construction & Engineering		18,500	149,061
a	Maeda Road Construction Co. Ltd.	Construction & Engineering		3,700	67,972
	Makita Corp.	Machinery		37,000	2,039,435
	Mani Inc.	Health Care Equipment & Supplies		7,400	141,534
	Marubeni Corp.	Trading Companies & Distributors		229,400	1,918,674
	Marui Group Co. Ltd.	Multiline Retail		29,600	576,215
	Maruichi Steel Tube Ltd.	Metals & Mining		7,400	172,175
	Maruwa Unyu Kikan Co. Ltd.	Air Freight & Logistics		7,400	106,515

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Matsui Securities Co. Ltd.	Capital Markets		14,800	$107,974
	Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing		14,800	669,863
a	Mazda Motor Corp.	Automobiles		85,100	744,410
	Mebuki Financial Group Inc.	Banks		133,200	293,679
	Medipal Holdings Corp.	Health Care Providers & Services		22,200	419,626
	Meiji Holdings Co. Ltd.	Food Products		18,500	1,195,474
	Menicon Co. Ltd.	Health Care Equipment & Supplies		7,400	288,505
	Minebea Mitsumi Inc.	Machinery		59,200	1,519,595
	Miraca Holdings Inc.	Health Care Providers & Services		7,400	201,291
	MISUMI Group Inc.	Machinery		40,700	1,734,515
	Mitsubishi Chemical Holdings Corp.	Chemicals		188,700	1,730,983
	Mitsubishi Corp.	Trading Companies & Distributors		177,600	5,628,444
	Mitsubishi Electric Corp.	Electrical Equipment		288,600	4,027,338
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development		166,500	2,656,986
	Mitsubishi Gas Chemical Co. Inc.	Chemicals		25,900	514,170
	Mitsubishi Heavy Industries Ltd.	Machinery		40,700	1,103,086
	Mitsubishi Logistics Corp.	Transportation Infrastructure		11,100	330,289
	Mitsubishi Materials Corp.	Metals & Mining		18,500	363,451
a	Mitsubishi Motors Corp.	Automobiles		92,500	254,515
	Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing		3,700	96,799
	Mitsubishi UFJ Financial Group Inc.	Banks		1,824,100	10,755,773
	Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services		96,860	510,452
	Mitsui & Co. Ltd.	Trading Companies & Distributors		233,100	5,147,734
	Mitsui Chemicals Inc.	Chemicals		25,900	873,973
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development		136,900	3,272,962
	Mitsui Fudosan Logistics Park Inc.	Equity Real Estate Investment Trusts (REITs	)	74	391,306
	Mitsui Mining and Smelting Co. Ltd.	Metals & Mining		7,400	207,923
	Mitsui O.S.K. Lines Ltd.	Marine		14,800	1,002,805
	Miura Co. Ltd.	Machinery		14,800	595,581
	Mizuho Financial Group Inc.	Banks		373,700	5,306,992
	Monotaro Co. Ltd.	Trading Companies & Distributors		34,780	786,778
	Mori Hills REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	222	300,444
	Morinaga & Co. Ltd.	Food Products		7,400	273,583
	Morinaga Milk Industry Co. Ltd.	Food Products		7,400	464,262
	MS&AD Insurance Group Holdings Inc.	Insurance		68,080	2,291,808
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components		83,990	7,497,561
	Nabtesco Corp.	Machinery		18,500	704,683
	Nagase & Co. Ltd.	Trading Companies & Distributors		14,800	250,967
a	Nagoya Railroad Co. Ltd.	Road & Rail		25,900	478,886
	Nankai Electric Railway Co. Ltd.	Road & Rail		14,800	320,208
	NEC Corp.	IT Services		37,000	2,012,906
	NEC System Integration & Construction Ltd.	IT Services		11,100	210,112
	Net One Systems Co. Ltd.	IT Services		11,100	366,104
	Nexon Co. Ltd.	Entertainment		61,050	988,728
	NGK Insulators Ltd.	Machinery		37,000	631,064
	NGK Spark Plug Co. Ltd.	Auto Components		25,900	406,693
	NH Foods Ltd.	Food Products		14,800	561,093
	NHK Spring Co. Ltd.	Auto Components		22,200	159,374
	Nichirei Corp.	Food Products		14,800	388,123
	Nidec Corp.	Electrical Equipment		68,280	7,600,606
	Nifco Inc.	Auto Components		11,100	346,704
	Nihon Kohden Corp.	Health Care Equipment & Supplies		11,100	378,042
	Nihon M&A Center Inc.	Professional Services		39,220	1,158,233
	Nihon Unisys Ltd.	IT Services		11,100	289,998
	Nikon Corp.	Household Durables		48,100	538,875
	Nintendo Co. Ltd.	Entertainment		15,698	7,641,124
	Nippo Corp.	Construction & Engineering		7,400	266,287

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Nippon Accommodations Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	74	$414,519
	Nippon Building Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	222	1,442,527
	Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components		11,100	264,132
	Nippon Express Co. Ltd.	Road & Rail		11,100	768,022
	Nippon Kayaku Co. Ltd.	Chemicals		25,900	287,378
	Nippon Paint Holdings Co. Ltd.	Chemicals		118,400	1,291,443
	Nippon Prologis REIT Inc.	Equity Real Estate Investment Trusts (REITs	)	333	1,111,741
	Nippon Sanso Holdings Corp.	Chemicals		22,200	560,099
	Nippon Shinyaku Co. Ltd.	Pharmaceuticals		7,400	616,805
	Nippon Shobukai Co. Ltd.	Chemicals		3,700	191,674
	Nippon Steel Corp.	Metals & Mining		118,400	2,158,419
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services		177,600	4,910,562
	Nippon Television Holdings Inc.	Media		3,700	41,883
	Nippon Yusen KK	Marine		22,200	1,681,291
	Nipro Corp.	Health Care Equipment & Supplies		14,800	154,135
	Nishi-Nippon Railroad Co. Ltd.	Road & Rail		11,100	282,735
	Nissan Chemical Corp.	Chemicals		19,810	1,161,169
a	Nissan Motor Co. Ltd.	Automobiles		284,900	1,435,288
	Nisshin Seifun Group Inc.	Food Products		37,000	617,136
	Nissin Foods Holdings Co. Ltd.	Food Products		11,100	891,382
	Nitori Holdings Co. Ltd.	Specialty Retail		11,100	2,199,606
	Nitto Denko Corp.	Chemicals		22,200	1,587,775
	Noevir Holdings Co. Ltd.	Personal Products		3,700	176,751
	NOF Corp.	Chemicals		11,100	628,743
	NOK Corp.	Auto Components		14,800	174,695
	Nomura Holdings Inc.	Capital Markets		444,000	2,202,988
	Nomura Real Estate Holdings Inc.	Real Estate Management & Development		14,800	387,062
	Nomura Real Estate Master Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	666	958,634
	Nomura Research Institute Ltd.	IT Services		38,850	1,441,533
	NS Solutions Corp.	IT Services		3,700	125,848
	NSK Ltd.	Machinery		66,600	454,247
	NTT Data Corp.	IT Services		92,500	1,794,869
	Obayashi Corp.	Construction & Engineering		99,900	831,791
	OBIC Business Consultants Co. Ltd.	Software		3,700	189,021
	OBIC Co. Ltd.	IT Services		9,990	1,913,388
	Odakyu Electric Railway Co. Ltd.	Road & Rail		44,400	1,031,855
	Oji Holdings Corp.	Paper & Forest Products		129,500	655,770
	Okuma Corp.	Machinery		3,700	180,399
	Olympus Corp.	Health Care Equipment & Supplies		155,400	3,421,377
	Omron Corp.	Electronic Equipment, Instruments & Components		27,250	2,710,957
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals		62,900	1,439,244
	Open House Co. Ltd.	Household Durables		11,100	658,588
	Oracle Corp. Japan	Software		4,995	439,623
	Orient Corp.	Consumer Finance		81,400	121,106
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure		27,930	4,538,390
	ORIX Corp.	Diversified Financial Services		177,600	3,358,602
	ORIX JREIT Inc.	Equity Real Estate Investment Trusts (REITs	)	370	643,334
	Osaka Gas Co. Ltd.	Gas Utilities		59,200	1,087,168
	OSG Corp.	Machinery		11,100	191,906
	Otsuka Corp.	IT Services		14,800	761,389
	Otsuka Holdings Co. Ltd.	Pharmaceuticals		62,900	2,698,654
	Paltac Corp.	Distributors		3,700	167,466
	Pan Pacific International Holdings Corp.	Multiline Retail		62,900	1,306,764
	Panasonic Corp.	Household Durables		314,500	3,918,037
a	Park24 Co. Ltd.	Commercial Services & Supplies		18,500	316,361
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering		40,700	278,325
a	PeptiDream Inc.	Biotechnology		12,800	417,585

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Persol Holdings Co. Ltd.	Professional Services		25,900	$652,288
	Pigeon Corp.	Household Products		14,800	344,880
	Pola Orbis Holdings Inc.	Personal Products		11,100	256,471
	Rakus Co. Ltd.	Software		14,800	524,616
	Rakuten Inc.	Internet & Direct Marketing Retail		118,400	1,147,124
	Recruit Holdings Co. Ltd.	Professional Services		196,100	12,007,665
	Relo Group Inc.	Real Estate Management & Development		14,800	308,004
a	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment		144,300	1,805,447
	Rengo Co. Ltd.	Containers & Packaging		29,600	232,661
a	RENOVA Inc.	Independent Power and Renewable Electricity Producers		7,400	304,755
	Resona Holdings Inc.	Banks		321,900	1,294,813
	Resorttrust Inc.	Hotels, Restaurants & Leisure		7,400	146,176
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals		96,200	989,806
	Rinnai Corp.	Household Durables		5,550	609,841
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment		12,210	1,164,368
	Rohto Pharmaceutical Co. Ltd.	Personal Products		14,800	454,976
	Ryohin Keikaku Co. Ltd.	Multiline Retail		33,300	746,135
	Sankyo Co. Ltd.	Leisure Products		7,400	184,644
	Sankyu Inc.	Road & Rail		7,400	343,554
a	Sansan Inc.	Software		3,700	358,145
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals		51,800	731,676
	Sanwa Holdings Corp.	Building Products		29,600	386,266
	Sapporo Holdings Ltd.	Beverages		7,400	170,782
	Sawai Group Holdings Co. Ltd.	Pharmaceuticals		7,400	344,880
	SBI Holdings Inc.	Capital Markets		33,300	824,031
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment		5,750	495,250
	SCSK Corp.	IT Services		22,200	470,761
	Secom Co. Ltd.	Commercial Services & Supplies		29,600	2,149,664
	Sega Sammy Holdings Inc.	Leisure Products		29,600	422,611
a	Seibu Holdings Inc.	Road & Rail		29,600	377,776
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals		40,700	824,031
	Seino Holdings Co. Ltd.	Road & Rail		22,200	270,399
	Sekisui Chemical Co. Ltd.	Household Durables		48,100	830,730
	Sekisui House Ltd.	Household Durables		85,100	1,793,526
	Sekisui House Reit Inc.	Equity Real Estate Investment Trusts (REITs	)	592	490,260
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing		114,700	5,227,421
	Seven Bank Ltd.	Banks		96,200	214,688
	SG Holdings Co. Ltd.	Air Freight & Logistics		62,900	1,792,713
	Sharp Corp.	Household Durables		29,600	375,919
a	SHIFT Inc.	IT Services		1,600	341,152
	Shikoku Electric Power Co. Inc.	Electric Utilities		22,200	154,400
	Shimadzu Corp.	Electronic Equipment, Instruments & Components		40,700	1,792,879
	Shimamura Co. Ltd.	Specialty Retail		3,700	347,865
	SHIMANO Inc.	Leisure Products		11,558	3,408,095
	Shimizu Corp.	Construction & Engineering		81,400	615,014
	Shin-Etsu Chemical Co. Ltd.	Chemicals		58,540	9,916,254
	Shinko Electric Industries Co. Ltd.	Semiconductors & Semiconductor Equipment		7,400	248,048
	Shinsei Bank Ltd.	Banks		25,900	435,013
	Shionogi & Co. Ltd.	Pharmaceuticals		40,700	2,792,004
	Ship Healthcare Holdings Inc.	Health Care Providers & Services		11,100	286,914
	Shiseido Co. Ltd.	Personal Products		57,400	3,877,426
	SHO-BOND Holdings Co. Ltd.	Construction & Engineering		7,400	328,963
a	Shochiku Co. Ltd.	Entertainment		1,295	153,206
	Shoei Co. Ltd.	Real Estate Management & Development		55,500	620,784
	Showa Denko K.K.	Chemicals		25,900	634,878
a	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure		29,600	435,080
	SMC Corp.	Machinery		8,456	5,311,194

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
SMS Co. Ltd.	Professional Services	7,400	$270,930
Softbank Corp.	Wireless Telecommunication Services	403,300	5,474,325
SoftBank Group Corp.	Wireless Telecommunication Services	196,100	11,389,003
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	11,100	502,397
Sojitz Corp.	Trading Companies & Distributors	35,520	585,766
Sompo Holdings Inc.	Insurance	48,100	2,104,200
Sony Corp.	Household Durables	181,300	20,238,328
Sotetsu Holdings Inc.	Road & Rail	11,100	221,453
Square Enix Holdings Co. Ltd.	Entertainment	11,100	591,934
Stanley Electric Co. Ltd.	Auto Components	22,200	561,889
Subaru Corp.	Automobiles	88,800	1,654,231
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	5,220	381,295
Sumco Corp.	Semiconductors & Semiconductor Equipment	33,300	671,820
Sumitomo Bakelite Co. Ltd.	Chemicals	3,700	172,108
Sumitomo Chemical Co. Ltd.	Chemicals	222,000	1,163,970
Sumitomo Corp.	Trading Companies & Distributors	166,500	2,360,025
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	22,200	397,541
Sumitomo Electric Industries Ltd.	Auto Components	111,000	1,488,290
Sumitomo Forestry Co. Ltd.	Household Durables	18,500	355,492
Sumitomo Heavy Industries Ltd.	Machinery	14,800	390,112
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	37,000	1,348,017
Sumitomo Mitsui Financial Group Inc.	Banks	192,400	6,801,036
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	59,200	2,168,500
Sumitomo Rubber Industries Ltd.	Auto Components	25,900	330,554
Sundrug Co. Ltd.	Food & Staples Retailing	9,990	305,318
Suntory Beverage & Food Ltd.	Beverages	18,500	769,348
Sushiro Global Holdings Ltd.	Hotels, Restaurants & Leisure	14,800	684,454
Suzuken Co. Ltd.	Health Care Providers & Services	11,100	326,310
Suzuki Motor Corp.	Automobiles	66,600	2,981,555
Sysmex Corp.	Health Care Equipment & Supplies	28,120	3,510,747
T&D Holdings Inc.	Insurance	77,700	1,078,712
Taiheiyo Cement Corp.	Construction Materials	18,500	385,669
Taisei Corp.	Construction & Engineering	25,900	835,671
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	6,290	368,126
Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	18,500	1,095,989
Takara Bio Inc.	Biotechnology	7,400	209,913
Takara Holdings Inc.	Beverages	25,900	375,820
Takashimaya Co. Ltd.	Multiline Retail	18,500	207,426
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	225,700	7,482,539
TBS Holdings Inc.	Media	3,700	56,872
TDK Corp.	Electronic Equipment, Instruments & Components	53,400	1,935,944
TechnoPro Holdings Inc.	Professional Services	15,660	475,098
Teijin Ltd.	Chemicals	25,900	370,017
Terumo Corp.	Health Care Equipment & Supplies	96,200	4,556,729
The Bank of Kyoto Ltd.	Banks	11,100	513,341
The Chiba Bank Ltd.	Banks	88,800	580,194
The Chugoku Bank Ltd.	Banks	25,900	200,329
The Chugoku Electric Power Co. Inc.	Electric Utilities	44,400	405,499
The Iyo Bank Ltd.	Banks	40,700	210,112
The Shizuoka Bank Ltd.	Banks	74,000	610,836
THK Co. Ltd.	Machinery	18,500	410,374
TIS Inc.	IT Services	33,300	911,777
Tobu Railway Co. Ltd.	Road & Rail	29,600	799,857
Toda Corp.	Construction & Engineering	33,300	234,883
Toho Co. Ltd.	Entertainment	14,800	699,045
Toho Gas Co. Ltd.	Gas Utilities	12,700	554,896
Tohoku Electric Power Co. Inc.	Electric Utilities	70,300	517,917
Tokai Carbon Co. Ltd.	Chemicals	29,600	382,286

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Tokai Rika Co. Ltd.	Auto Components		7,400	$106,581
	Tokio Marine Holdings Inc.	Insurance		95,090	5,131,408
	Tokuyama Corp.	Chemicals		11,100	213,693
	Tokyo Century Corp.	Diversified Financial Services		9,250	524,782
a	Tokyo Electric Power Co. Holdings Inc.	Electric Utilities		229,400	657,925
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment		21,830	9,718,092
	Tokyo Gas Co. Ltd.	Gas Utilities		62,900	1,172,029
	Tokyo Ohka Kogyo Co. Ltd.	Chemicals		5,550	342,725
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development		29,600	470,629
	TOKYU Corp.	Road & Rail		74,000	1,104,943
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development		88,800	549,155
	TOPPAN Inc.	Commercial Services & Supplies		40,700	694,171
	Toray Industries Inc.	Chemicals		222,000	1,425,018
	Toshiba Corp.	Industrial Conglomerates		62,900	2,658,064
	Toshiba Tec Corp.	Technology Hardware, Storage & Peripherals		3,700	157,352
	Tosoh Corp.	Chemicals		40,700	741,957
	TOTO Ltd.	Building Products		22,200	1,060,506
	Toyo Seikan Group Holdings Ltd.	Containers & Packaging		22,200	262,441
	Toyo Suisan Kaisha Ltd.	Food Products		14,800	657,262
	Toyo Tire Corp.	Auto Components		14,800	265,956
	Toyoda Gosei Co. Ltd.	Auto Components		11,100	223,542
	Toyota Boshoku Corp.	Auto Components		11,100	198,074
	Toyota Industries Corp.	Auto Components		22,200	1,830,518
	Toyota Motor Corp.	Automobiles		1,813,000	32,498,320
	Toyota Tsusho Corp.	Trading Companies & Distributors		33,300	1,419,149
	Trend Micro Inc.	Software		18,500	1,031,324
	TS TECH Co. Ltd.	Auto Components		14,800	191,674
	Tsumura & Co.	Pharmaceuticals		11,100	356,155
	Tsuruha Holdings Inc.	Food & Staples Retailing		5,550	684,454
	TV Asahi Holdings Corp.	Media		3,700	58,199
	Ube Industries Ltd.	Chemicals		14,800	291,556
	Ulvac Inc.	Semiconductors & Semiconductor Equipment		7,400	425,131
	Unicharm Corp.	Household Products		55,500	2,461,748
	United Urban Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	444	600,091
	Ushio Inc.	Electrical Equipment		14,800	278,955
	USS Co. Ltd.	Specialty Retail		33,300	570,942
	Welcia Holdings Co. Ltd.	Food & Staples Retailing		14,800	531,911
	West Japan Railway Co.	Road & Rail		33,300	1,684,773
	Yakult Honsha Co. Ltd.	Food Products		18,500	938,472
	Yamada Holdings Co. Ltd.	Specialty Retail		107,300	451,992
	Yamaguchi Financial Group Inc.	Banks		33,300	198,770
	Yamaha Corp.	Leisure Products		22,200	1,402,734
	Yamaha Motor Co. Ltd.	Automobiles		44,400	1,241,568
	Yamato Holdings Co. Ltd.	Air Freight & Logistics		48,100	1,220,013
	Yamato Kogyo Co. Ltd.	Metals & Mining		3,700	119,382
	Yamazaki Baking Co. Ltd.	Food Products		18,500	322,662
	Yaoko Co. Ltd.	Food & Staples Retailing		3,700	228,151
	YASKAWA Electric Corp.	Machinery		37,000	1,790,724
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components		33,300	584,671
	Yokohama Rubber Co. Ltd.	Auto Components		14,800	267,282
	Z Holdings Corp.	Interactive Media & Services		384,800	2,475,205
	Zenkoku Hosho Co. Ltd.	Diversified Financial Services		7,400	362,124
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure		14,800	368,226
	Zeon Corp.	Chemicals		22,200	314,371
	Zozo Inc.	Internet & Direct Marketing Retail		14,800	556,451

	Total Investments before Short Term Investments (Cost $633,348,680)				682,528,609

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Short Term Investment 0.1%
	Money Market Funds 0.1%
	United States 0.1%
b,c	Institutional Fiduciary Trust Portfolio, 0.01%	Money Market Funds	357,746	$357,746

	Total Investments (Cost $633,706,426) 99.2%			682,886,355
	Other Assets, less Liabilities 0.8%			5,220,037

	Net Assets 100.0%			$688,106,392

aNon-income producing.

bSee Note 3(c) regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day effective yield at period end.

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	18	$4,752,678	12/09/21	$(10,253)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 339.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Japan Hedged ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31,
			2021		2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$30.70		$21.35		$23.12	$25.11	$25.91

Income from investment operations[b]:

Net investment income[c]	0.20		0.88		0.38	0.38	0.32

Net realized and unrealized gains (losses)	1.28		8.47		(2.15)	(1.11)	(1.11)

Total from investment operations	1.48		9.35		(1.77)	(0.73)	(0.79)

Less distributions from:

Net investment income	—		—		—	(0.01)	(0.01)

Net realized gains	—		—		—	(1.25)	— [d]

Total Distributions	—		—		—	(1.26)	(0.01)

Net asset value, end of period	$32.18		$30.70		$21.35	$23.12	$25.11

Total return[e]	4.79%		43.84%		(7.66)%	(2.59)%	(3.04)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.09%		0.09%		0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%		0.09%		0.09%	0.09%	—%

Net investment income	1.28%		3.29%		1.59%	1.51%	3.10%

Supplemental data

Net assets, end of period (000’s)	$12,872		$24,563		$4,269	$13,870	$45,197

Portfolio turnover rate[g]	3.61%	[h]	6.31%	[h]	10.06% [h]	19.78%	1.92%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.001 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	3.99%	6.31%	10.06%

246	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin FTSE Japan Hedged ETF

		Industry		Shares	Value
	Common Stocks 98.8%
	Japan 98.8%
	ABC-Mart Inc.	Specialty Retail		68	$3,858
	Acom Co. Ltd.	Consumer Finance		1,050	3,858
	Activia Properties Inc.	Equity Real Estate Investment Trusts (REITs	)	2	8,192
	Advance Residence Investment	Equity Real Estate Investment Trusts (REITs	)	4	12,978
	Advantest Corp.	Semiconductors & Semiconductor Equipment		520	46,745
	AEON Co. Ltd.	Food & Staples Retailing		1,900	50,065
	AEON Financial Service Co. Ltd.	Consumer Finance		300	3,848
	AEON Mall Co. Ltd.	Real Estate Management & Development		300	4,638
	AEON REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	4	5,370
	AGC Inc.	Building Products		518	26,834
	Aica Kogyo Co. Ltd.	Building Products		136	4,675
	AIN Holdings Inc.	Food & Staples Retailing		68	4,254
	Air Water Inc.	Chemicals		500	8,035
	Aisin Seiki Co. Ltd.	Auto Components		478	17,436
	Ajinomoto Co. Inc.	Food Products		1,324	39,231
	Alfresa Holdings Corp.	Health Care Providers & Services		450	6,760
	Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components		736	8,034
	Amada Co. Ltd.	Machinery		850	8,868
	Amano Corp.	Electronic Equipment, Instruments & Components		200	5,155
a	ANA Holdings Inc.	Airlines		450	11,718
	Anritsu Corp.	Electronic Equipment, Instruments & Components		357	6,399
	Aozora Bank Ltd.	Banks		300	7,365
	Ariake Japan Co. Ltd.	Food Products		48	3,029
	As One Corp.	Health Care Providers & Services		32	4,686
	Asahi Group Holdings Ltd.	Beverages		1,136	55,194
	Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies		530	14,583
	Asahi Kasei Corp.	Chemicals		3,550	38,069
	Asics Corp.	Textiles, Apparel & Luxury Goods		450	10,333
	ASKUL Corp.	Internet & Direct Marketing Retail		136	1,999
	Astellas Pharma Inc.	Pharmaceuticals		5,050	83,393
	Azbil Corp.	Electronic Equipment, Instruments & Components		386	16,640
	Bandai Namco Holdings Inc.	Leisure Products		556	41,859
	BayCurrent Consulting Inc.	Professional Services		36	18,327
	Benefit One Inc.	Professional Services		186	8,802
	Benesse Holdings Inc.	Diversified Consumer Services		200	4,530
	BIC CAMERA Inc.	Specialty Retail		600	5,727
	Bridgestone Corp.	Auto Components		1,592	75,708
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals		650	14,372
	Calbee Inc.	Food Products		200	4,879
	CANON Inc.	Technology Hardware, Storage & Peripherals		2,700	66,317
	Canon Marketing Japan Inc.	Electronic Equipment, Instruments & Components		136	3,174
	Capcom Co. Ltd.	Entertainment		474	13,191
	Casio Computer Co. Ltd.	Household Durables		600	9,986
	Central Japan Railway Co.	Road & Rail		490	78,501
	Chubu Electric Power Co. Inc.	Electric Utilities		1,916	22,693
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals		1,746	64,206
	Chuo Mitsui Trust Holdings Inc.	Banks		986	34,085
	Coca-Cola Bottlers Japan Holdings Inc.	Beverages		400	5,804
	COMSYS Holdings Corp.	Construction & Engineering		318	8,405
	Concordia Financial Group Ltd.	Banks		3,200	12,677
	Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels		160	3,644
	Cosmos Pharmaceutical Corp.	Food & Staples Retailing		49	8,357
	Credit Saison Co. Ltd.	Consumer Finance		400	5,292
	CyberAgent Inc.	Media		1,042	20,228
	Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies		736	17,870
	Daicel Corp.	Chemicals		900	7,042
	Daido Steel Co. Ltd.	Metals & Mining		84	3,587
	Daifuku Co. Ltd.	Machinery		251	23,666

franklintempleton.com	Semiannual Report	247

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

	Industry		Shares	Value
Common Stocks (continued)
Japan (continued)
Daiichi Sankyo Co. Ltd.	Pharmaceuticals		5,200	$138,861
Daiichikosho Co. Ltd.	Entertainment		120	4,463
Daikin Industries Ltd.	Building Products		716	156,965
Daio Paper Corp.	Paper & Forest Products		200	3,759
Daito Trust Construction Co. Ltd.	Real Estate Management & Development		172	20,102
Daiwa House Industry Co. Ltd.	Real Estate Management & Development		1,736	58,175
Daiwa House Residential Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	6	17,558
Daiwa Office Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	1	6,740
Daiwa Securities Group Inc.	Capital Markets		4,100	24,029
DeNA Co. Ltd.	Entertainment		268	4,982
Denka Co. Ltd.	Chemicals		232	8,172
Denso Corp.	Auto Components		1,250	82,288
Dentsu Group Inc.	Media		600	23,150
DIC Corp.	Chemicals		200	5,673
Disco Corp.	Semiconductors & Semiconductor Equipment		76	21,354
DMG Mori Co. Ltd.	Machinery		268	5,068
Dowa Holdings Co. Ltd.	Metals & Mining		136	5,388
East Japan Railway Co.	Road & Rail		990	69,582
EBARA Corp.	Machinery		240	11,938
Eisai Co. Ltd.	Pharmaceuticals		730	54,932
Elecom Co. Ltd.	Technology Hardware, Storage & Peripherals		130	2,089
Electric Power Development Co. Ltd.	Independent Power and Renewable Electricity Producers		450	6,522
ENEOS Holdings Inc.	Oil, Gas & Consumable Fuels		8,300	33,914
Ezaki Glico Co. Ltd.	Food Products		136	5,174
Fancl Corp.	Personal Products		216	7,173
FANUC Corp.	Machinery		520	114,486
Fast Retailing Co. Ltd.	Specialty Retail		140	103,493
FP Corp.	Containers & Packaging		136	5,046
Fuji Electric Co. Ltd.	Electrical Equipment		336	15,388
Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure		50	2,153
Fuji Media Holdings Inc.	Media		136	1,444
Fuji Oil Holdings Inc.	Food Products		136	3,197
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals		978	84,490
Fujitsu General Ltd.	Household Durables		136	3,395
Fujitsu Ltd.	IT Services		511	93,017
Fukuoka Financial Group Inc.	Banks		450	8,111
Fukuyama Transporting Co. Ltd.	Road & Rail		68	2,974
Furukawa Electric Co. Ltd.	Electrical Equipment		156	3,438
Fuyo General Lease Co. Ltd.	Diversified Financial Services		50	3,464
GLP J-REIT	Equity Real Estate Investment Trusts (REITs	)	11	18,061
GMO Internet Inc.	IT Services		150	3,853
GMO Payment Gateway Inc.	IT Services		110	13,980
Goldwin Inc.	Textiles, Apparel & Luxury Goods		88	5,750
GS Yuasa Corp.	Electrical Equipment		200	4,557
GungHo Online Entertainment Inc.	Entertainment		100	1,839
Hachijuni Bank Ltd.	Banks		1,600	5,722
Hakuhodo DY Holdings Inc.	Media		650	11,267
Hamamatsu Photonics K.K.	Electronic Equipment, Instruments & Components		336	20,899
Hankyu Hanshin Holdings Inc.	Road & Rail		600	18,983
Haseko Corp.	Household Durables		700	9,417
Heiwa Corp.	Leisure Products		136	2,555
Hikari Tsushin Inc.	Specialty Retail		58	9,820
Hino Motors Ltd.	Machinery		750	7,065
Hirogin Holdings Inc.	Banks		1,000	5,727
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components		90	15,028
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals		200	7,609
Hitachi Construction Machinery Co. Ltd.	Machinery		268	7,626
Hitachi Ltd.	Industrial Conglomerates		2,500	148,779

248	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
a	Hitachi Metals Ltd.	Metals & Mining		536	$10,362
	Hitachi Transport System Ltd.	Road & Rail		104	4,637
	Honda Motor Co. Ltd.	Automobiles		4,650	143,991
	HORIBA Ltd.	Electronic Equipment, Instruments & Components		100	7,027
	Hoshizaki Corp.	Machinery		136	12,409
	House Foods Group Inc.	Food Products		200	6,112
	Hoya Corp.	Health Care Equipment & Supplies		980	153,489
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components		318	17,671
	Ichigo Inc.	Real Estate Management & Development		550	1,824
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels		644	17,004
a	IHI Corp.	Machinery		336	8,646
	Iida Group Holdings Co. Ltd.	Household Durables		400	10,328
	Industrial & Infrastructure Fund Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	6	10,900
	Information Services International-Dentsu Ltd.	IT Services		100	3,778
	INPEX Corp.	Oil, Gas & Consumable Fuels		2,700	21,198
	Internet Initiative Japan Inc.	Diversified Telecommunication Services		100	3,491
	IR Japan Holdings Ltd.	Professional Services		25	2,772
	Isetan Mitsukoshi Holdings Ltd.	Multiline Retail		1,150	8,720
	Isuzu Motors Ltd.	Automobiles		1,400	18,483
	Ito En Ltd.	Beverages		186	12,369
	ITOCHU Corp.	Trading Companies & Distributors		3,806	111,784
	ITOCHU Techno-Solutions Corp.	IT Services		250	8,156
	Itoham Yonekyu Holdings Inc.	Food Products		550	3,608
	Iwatani Corp.	Oil, Gas & Consumable Fuels		150	8,833
	Izumi Co. Ltd.	Multiline Retail		104	3,477
	J Front Retailing Co. Ltd.	Multiline Retail		850	8,273
a	Japan Airlines Co. Ltd.	Airlines		400	9,554
a	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure		140	6,926
	Japan Aviatn Elect	Electronic Equipment, Instruments & Components		136	1,994
	Japan Exchange Group Inc.	Capital Markets		1,436	35,715
	Japan Hotel REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	14	8,419
	Japan Logistics Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	2	5,933
	Japan Post Bank Co. Ltd.	Banks		1,100	9,464
	Japan Post Holdings Co. Ltd.	Insurance		3,400	28,785
	Japan Post Insurance Co. Ltd.	Insurance		498	9,092
	Japan Prime Realty Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	2	7,260
	Japan Real Estate Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	4	23,948
	Japan Retail Fund Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	19	18,272
	Japan Tobacco Inc.	Tobacco		3,300	64,773
	JCR Pharmaceuticals Co. Ltd.	Pharmaceuticals		150	3,752
	Jeol Ltd.	Health Care Equipment & Supplies		100	7,358
	JFE Holdings Inc.	Metals & Mining		1,400	21,293
	JGC Holdings Corp.	Construction & Engineering		600	5,641
	JSR Corp.	Chemicals		518	18,826
	JTEKT Corp.	Auto Components		800	7,012
	Justsystems Corp.	Software		100	5,664
	K’s Holdings Corp.	Specialty Retail		450	4,674
	Kadokawa Corp.	Media		100	5,566
	Kagome Co. Ltd.	Food Products		200	5,162
	Kajima Corp.	Construction & Engineering		1,200	15,509
	Kakaku.com Inc.	Interactive Media & Services		336	10,916
	Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals		80	3,295
	Kamigumi Co. Ltd.	Transportation Infrastructure		268	5,657
	Kandenko Co. Ltd.	Construction & Engineering		300	2,501
	Kaneka Corp.	Chemicals		136	5,723
	Kansai Electric Power Co. Inc.	Electric Utilities		2,000	19,458
	Kansai Paint Co. Ltd.	Chemicals		544	13,554
	KAO Corp.	Personal Products		1,262	75,273

franklintempleton.com	Semiannual Report	249

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
a	Kawasaki Heavy Industries Ltd.	Machinery		400	$9,346
a	Kawasaki Kisen Kaisha Ltd.	Marine		200	10,899
	KDDI Corp.	Wireless Telecommunication Services		4,584	151,643
	Keihan Holdings Co. Ltd.	Industrial Conglomerates		246	7,099
	Keikyu Corp.	Road & Rail		850	10,658
	Keio Corp.	Road & Rail		300	16,106
	Keisei Electric Railway Co. Ltd.	Road & Rail		402	13,385
	Kenedix Office Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	1	6,874
	Kewpie Corp.	Food Products		268	6,521
	Keyence Corp.	Electronic Equipment, Instruments & Components		496	297,845
	Kikkoman Corp.	Food Products		518	42,201
	Kinden Corp.	Construction & Engineering		336	5,686
a	Kintetsu Group Holdings Co. Ltd.	Road & Rail		498	16,849
	Kirin Holdings Co. Ltd.	Beverages		2,100	39,054
	Kobayashi Pharmaceutical Co. Ltd.	Personal Products		162	12,835
	Kobe Bussan Co. Ltd.	Food & Staples Retailing		100	3,276
	Kobe Steel Ltd.	Metals & Mining		1,000	6,139
	Koei Tecmo Holdings Co. Ltd.	Entertainment		199	9,489
	Koito Manufacturing Co. Ltd.	Auto Components		299	18,062
	Kokuyo Co. Ltd.	Commercial Services & Supplies		250	4,246
	Komatsu Ltd.	Machinery		2,508	60,579
	Konami Holdings Corp.	Entertainment		238	14,996
	Konica Minolta Inc.	Technology Hardware, Storage & Peripherals		1,400	7,579
	Kose Corp.	Personal Products		78	9,354
	Kotobuki Spirits Co. Ltd.	Food Products		50	3,437
	Kubota Corp.	Machinery		2,950	63,164
	Kuraray Co. Ltd.	Chemicals		950	9,179
	Kurita Water Industries Ltd.	Machinery		318	15,391
	Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing		40	2,757
	Kyocera Corp.	Electronic Equipment, Instruments & Components		846	53,076
	Kyowa Exeo Corp.	Construction & Engineering		268	6,603
	Kyowa Kirin Co. Ltd.	Pharmaceuticals		700	25,252
	Kyudenko Corp.	Construction & Engineering		90	2,993
	Kyushu Electric Power Co. Inc.	Electric Utilities		1,250	9,512
	Kyushu Financial Group Inc.	Banks		1,400	5,044
	Kyushu Railway Co.	Road & Rail		450	10,877
	LaSalle Logiport REIT	Equity Real Estate Investment Trusts (REITs	)	5	8,402
	Lasertec Corp.	Semiconductors & Semiconductor Equipment		206	47,247
	Lawson Inc.	Food & Staples Retailing		126	6,188
	LINTEC Corp.	Chemicals		136	3,117
	Lion Corp.	Household Products		700	11,343
	LIXIL Group Corp.	Building Products		718	20,946
	M3 Inc.	Health Care Technology		1,160	83,090
	Mabuchi Motor Co. Ltd.	Electrical Equipment		136	4,729
a	Maeda Corp.	Construction & Engineering		350	2,820
a	Maeda Road Construction Co. Ltd.	Construction & Engineering		86	1,580
	Makita Corp.	Machinery		664	36,600
	Mani Inc.	Health Care Equipment & Supplies		200	3,825
	Marubeni Corp.	Trading Companies & Distributors		4,250	35,547
	Marui Group Co. Ltd.	Multiline Retail		536	10,434
	Maruichi Steel Tube Ltd.	Metals & Mining		156	3,630
	Maruwa Unyu Kikan Co. Ltd.	Air Freight & Logistics		100	1,439
	Matsui Securities Co. Ltd.	Capital Markets		300	2,189
	Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing		300	13,578
a	Mazda Motor Corp.	Automobiles		1,550	13,559
	Mebuki Financial Group Inc.	Banks		2,700	5,953
	Medipal Holdings Corp.	Health Care Providers & Services		400	7,561
	Meiji Holdings Co. Ltd.	Food Products		397	25,654

250	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Menicon Co. Ltd.	Health Care Equipment & Supplies		120	$4,678
	Minebea Mitsumi Inc.	Machinery		1,118	28,698
	Miraca Holdings Inc.	Health Care Providers & Services		136	3,699
	MISUMI Group Inc.	Machinery		740	31,537
	Mitsubishi Chemical Holdings Corp.	Chemicals		3,650	33,482
	Mitsubishi Corp.	Trading Companies & Distributors		3,237	102,586
	Mitsubishi Electric Corp.	Electrical Equipment		5,500	76,751
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development		3,101	49,485
	Mitsubishi Gas Chemical Co. Inc.	Chemicals		468	9,291
	Mitsubishi Heavy Industries Ltd.	Machinery		800	21,682
	Mitsubishi Logistics Corp.	Transportation Infrastructure		162	4,820
	Mitsubishi Materials Corp.	Metals & Mining		336	6,601
a	Mitsubishi Motors Corp.	Automobiles		1,950	5,365
	Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing		18	471
	Mitsubishi UFJ Financial Group Inc.	Banks		34,000	200,480
	Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services		1,945	10,250
	Mitsui & Co. Ltd.	Trading Companies & Distributors		4,400	97,169
	Mitsui Chemicals Inc.	Chemicals		468	15,792
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development		2,500	59,769
	Mitsui Fudosan Logistics Park Inc.	Equity Real Estate Investment Trusts (REITs	)	1	5,288
	Mitsui Mining and Smelting Co. Ltd.	Metals & Mining		136	3,821
	Mitsui O.S.K. Lines Ltd.	Marine		318	21,547
	Miura Co. Ltd.	Machinery		290	11,670
	Mizuho Financial Group Inc.	Banks		6,900	97,988
	Monotaro Co. Ltd.	Trading Companies & Distributors		560	12,668
	Mori Hills REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	6	8,120
	Morinaga & Co. Ltd.	Food Products		102	3,771
	Morinaga Milk Industry Co. Ltd.	Food Products		104	6,525
	MS&AD Insurance Group Holdings Inc.	Insurance		1,286	43,291
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components		1,576	140,685
	Nabtesco Corp.	Machinery		338	12,875
	Nagase & Co. Ltd.	Trading Companies & Distributors		300	5,087
a	Nagoya Railroad Co. Ltd.	Road & Rail		538	9,948
	Nankai Electric Railway Co. Ltd.	Road & Rail		318	6,880
	NEC Corp.	IT Services		730	39,714
	NEC System Integration & Construction Ltd.	IT Services		200	3,786
	Net One Systems Co. Ltd.	IT Services		250	8,246
	Nexon Co. Ltd.	Entertainment		1,136	18,398
	NGK Insulators Ltd.	Machinery		700	11,939
	NGK Spark Plug Co. Ltd.	Auto Components		550	8,636
	NH Foods Ltd.	Food Products		268	10,160
	NHK Spring Co. Ltd.	Auto Components		600	4,307
	Nichirei Corp.	Food Products		318	8,339
	Nidec Corp.	Electrical Equipment		1,270	141,370
	Nifco Inc.	Auto Components		250	7,809
	Nihon Kohden Corp.	Health Care Equipment & Supplies		200	6,812
	Nihon M&A Center Inc.	Professional Services		722	21,322
	Nihon Unisys Ltd.	IT Services		156	4,076
	Nikon Corp.	Household Durables		900	10,083
	Nintendo Co. Ltd.	Entertainment		290	141,160
	Nippo Corp.	Construction & Engineering		136	4,894
	Nippon Accommodations Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	1	5,602
	Nippon Building Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	4	25,991
	Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components		200	4,759
	Nippon Express Co. Ltd.	Road & Rail		200	13,838
	Nippon Kayaku Co. Ltd.	Chemicals		450	4,993
	Nippon Paint Holdings Co. Ltd.	Chemicals		2,326	25,371
	Nippon Prologis REIT Inc.	Equity Real Estate Investment Trusts (REITs	)	6	20,031

franklintempleton.com	Semiannual Report	251

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Nippon Sanso Holdings Corp.	Chemicals		412	$10,395
	Nippon Shinyaku Co. Ltd.	Pharmaceuticals		128	10,669
	Nippon Shobukai Co. Ltd.	Chemicals		78	4,041
	Nippon Steel Corp.	Metals & Mining		2,200	40,106
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services		3,250	89,861
	Nippon Television Holdings Inc.	Media		250	2,830
	Nippon Yusen KK	Marine		450	34,080
	Nipro Corp.	Health Care Equipment & Supplies		500	5,207
	Nishi-Nippon Railroad Co. Ltd.	Road & Rail		200	5,094
	Nissan Chemical Corp.	Chemicals		356	20,867
a	Nissan Motor Co. Ltd.	Automobiles		5,400	27,204
	Nisshin Seifun Group Inc.	Food Products		700	11,676
	Nissin Foods Holdings Co. Ltd.	Food Products		176	14,134
	Nitori Holdings Co. Ltd.	Specialty Retail		201	39,831
	Nitto Denko Corp.	Chemicals		400	28,609
	Noevir Holdings Co. Ltd.	Personal Products		46	2,197
	NOF Corp.	Chemicals		200	11,329
	NOK Corp.	Auto Components		286	3,376
	Nomura Holdings Inc.	Capital Markets		8,250	40,934
	Nomura Real Estate Holdings Inc.	Real Estate Management & Development		300	7,846
	Nomura Real Estate Master Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	12	17,273
	Nomura Research Institute Ltd.	IT Services		720	26,716
	NS Solutions Corp.	IT Services		68	2,313
	NSK Ltd.	Machinery		1,400	9,549
	NTT Data Corp.	IT Services		1,700	32,987
	Obayashi Corp.	Construction & Engineering		1,850	15,404
	OBIC Business Consultants Co. Ltd.	Software		42	2,146
	OBIC Co. Ltd.	IT Services		179	34,284
	Odakyu Electric Railway Co. Ltd.	Road & Rail		850	19,754
	Oji Holdings Corp.	Paper & Forest Products		2,400	12,153
	Okuma Corp.	Machinery		68	3,315
	Olympus Corp.	Health Care Equipment & Supplies		2,870	63,188
	Omron Corp.	Electronic Equipment, Instruments & Components		508	50,538
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals		1,152	26,359
	Open House Co. Ltd.	Household Durables		200	11,866
	Oracle Corp. Japan	Software		80	7,041
	Orient Corp.	Consumer Finance		1,800	2,678
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure		506	82,221
	ORIX Corp.	Diversified Financial Services		3,300	62,406
	ORIX JREIT Inc.	Equity Real Estate Investment Trusts (REITs	)	6	10,432
	Osaka Gas Co. Ltd.	Gas Utilities		1,050	19,283
	OSG Corp.	Machinery		200	3,458
	Otsuka Corp.	IT Services		268	13,787
	Otsuka Holdings Co. Ltd.	Pharmaceuticals		1,152	49,425
	Paltac Corp.	Distributors		80	3,621
	Pan Pacific International Holdings Corp.	Multiline Retail		1,214	25,221
	Panasonic Corp.	Household Durables		5,800	72,256
a	Park24 Co. Ltd.	Commercial Services & Supplies		286	4,891
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering		950	6,497
a	PeptiDream Inc.	Biotechnology		230	7,503
	Persol Holdings Co. Ltd.	Professional Services		450	11,333
	Pigeon Corp.	Household Products		318	7,410
	Pola Orbis Holdings Inc.	Personal Products		200	4,621
	Rakus Co. Ltd.	Software		300	10,634
	Rakuten Inc.	Internet & Direct Marketing Retail		2,400	23,253
	Recruit Holdings Co. Ltd.	Professional Services		3,638	222,763
	Relo Group Inc.	Real Estate Management & Development		268	5,577
a	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment		2,700	33,782

252	Semiannual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Rengo Co. Ltd.	Containers & Packaging		750	$5,895
a	RENOVA Inc.	Independent Power and Renewable Electricity Producers		150	6,177
	Resona Holdings Inc.	Banks		6,018	24,207
	Resorttrust Inc.	Hotels, Restaurants & Leisure		200	3,951
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals		1,850	19,035
	Rinnai Corp.	Household Durables		94	10,329
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment		218	20,789
	Rohto Pharmaceutical Co. Ltd.	Personal Products		268	8,239
	Ryohin Keikaku Co. Ltd.	Multiline Retail		650	14,564
	Sankyo Co. Ltd.	Leisure Products		136	3,393
	Sankyu Inc.	Road & Rail		136	6,314
a	Sansan Inc.	Software		55	5,324
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals		950	13,419
	Sanwa Holdings Corp.	Building Products		550	7,177
	Sapporo Holdings Ltd.	Beverages		150	3,462
	Sawai Group Holdings Co. Ltd.	Pharmaceuticals		94	4,381
	SBI Holdings Inc.	Capital Markets		656	16,233
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment		96	8,269
	SCSK Corp.	IT Services		336	7,125
	Secom Co. Ltd.	Commercial Services & Supplies		536	38,926
	Sega Sammy Holdings Inc.	Leisure Products		564	8,052
a	Seibu Holdings Inc.	Road & Rail		600	7,658
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals		750	15,185
	Seino Holdings Co. Ltd.	Road & Rail		400	4,872
	Sekisui Chemical Co. Ltd.	Household Durables		950	16,407
	Sekisui House Ltd.	Household Durables		1,550	32,667
	Sekisui House Reit Inc.	Equity Real Estate Investment Trusts (REITs	)	11	9,110
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing		2,100	95,707
	Seven Bank Ltd.	Banks		2,150	4,798
	SG Holdings Co. Ltd.	Air Freight & Logistics		1,172	33,403
	Sharp Corp.	Household Durables		700	8,890
a	SHIFT Inc.	IT Services		30	6,397
	Shikoku Electric Power Co. Inc.	Electric Utilities		600	4,173
	Shimadzu Corp.	Electronic Equipment, Instruments & Components		750	33,038
	Shimamura Co. Ltd.	Specialty Retail		58	5,453
	SHIMANO Inc.	Leisure Products		210	61,922
	Shimizu Corp.	Construction & Engineering		1,500	11,333
	Shin-Etsu Chemical Co. Ltd.	Chemicals		1,080	182,944
	Shinko Electric Industries Co. Ltd.	Semiconductors & Semiconductor Equipment		200	6,704
	Shinsei Bank Ltd.	Banks		450	7,558
	Shionogi & Co. Ltd.	Pharmaceuticals		756	51,861
	Ship Healthcare Holdings Inc.	Health Care Providers & Services		200	5,170
	Shiseido Co. Ltd.	Personal Products		1,054	71,199
	SHO-BOND Holdings Co. Ltd.	Construction & Engineering		120	5,335
a	Shochiku Co. Ltd.	Entertainment		28	3,313
	Shoei Co. Ltd.	Real Estate Management & Development		1,000	11,185
	Showa Denko K.K.	Chemicals		476	11,668
a	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure		600	8,819
	SMC Corp.	Machinery		152	95,471
	SMS Co. Ltd.	Professional Services		140	5,126
	Softbank Corp.	Wireless Telecommunication Services		7,600	103,161
	SoftBank Group Corp.	Wireless Telecommunication Services		3,680	213,725
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies		164	7,423
	Sojitz Corp.	Trading Companies & Distributors		800	13,193
	Sompo Holdings Inc.	Insurance		918	40,159
	Sony Corp.	Household Durables		3,400	379,538
	Sotetsu Holdings Inc.	Road & Rail		200	3,990
	Square Enix Holdings Co. Ltd.	Entertainment		200	10,665

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Stanley Electric Co. Ltd.	Auto Components	408	$10,327
	Subaru Corp.	Automobiles	1,650	30,737
	Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	92	6,720
	Sumco Corp.	Semiconductors & Semiconductor Equipment	650	13,114
	Sumitomo Bakelite Co. Ltd.	Chemicals	68	3,163
	Sumitomo Chemical Co. Ltd.	Chemicals	4,200	22,021
	Sumitomo Corp.	Trading Companies & Distributors	3,050	43,232
	Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	450	8,058
	Sumitomo Electric Industries Ltd.	Auto Components	2,150	28,827
	Sumitomo Forestry Co. Ltd.	Household Durables	350	6,726
	Sumitomo Heavy Industries Ltd.	Machinery	318	8,382
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	650	23,681
	Sumitomo Mitsui Financial Group Inc.	Banks	3,544	125,275
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	1,050	38,462
	Sumitomo Rubber Industries Ltd.	Auto Components	500	6,381
	Sundrug Co. Ltd.	Food & Staples Retailing	170	5,196
	Suntory Beverage & Food Ltd.	Beverages	370	15,387
	Sushiro Global Holdings Ltd.	Hotels, Restaurants & Leisure	280	12,949
	Suzuken Co. Ltd.	Health Care Providers & Services	200	5,879
	Suzuki Motor Corp.	Automobiles	1,216	54,438
	Sysmex Corp.	Health Care Equipment & Supplies	520	64,921
	T&D Holdings Inc.	Insurance	1,450	20,130
	Taiheiyo Cement Corp.	Construction Materials	300	6,254
	Taisei Corp.	Construction & Engineering	470	15,165
	Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	108	6,321
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	321	19,017
	Takara Bio Inc.	Biotechnology	136	3,858
	Takara Holdings Inc.	Beverages	450	6,530
	Takashimaya Co. Ltd.	Multiline Retail	400	4,485
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	4,246	140,766
	TBS Holdings Inc.	Media	86	1,322
	TDK Corp.	Electronic Equipment, Instruments & Components	978	35,456
	TechnoPro Holdings Inc.	Professional Services	314	9,526
	Teijin Ltd.	Chemicals	500	7,143
	Terumo Corp.	Health Care Equipment & Supplies	1,780	84,314
	The Bank of Kyoto Ltd.	Banks	200	9,249
	The Chiba Bank Ltd.	Banks	1,850	12,087
	The Chugoku Bank Ltd.	Banks	650	5,028
	The Chugoku Electric Power Co. Inc.	Electric Utilities	800	7,306
	The Dai-ichi Life Holdings Inc.	Insurance	2,800	62,061
	The Iyo Bank Ltd.	Banks	750	3,872
	The Shizuoka Bank Ltd.	Banks	1,350	11,144
	THK Co. Ltd.	Machinery	290	6,433
	TIS Inc.	IT Services	650	17,797
	Tobu Railway Co. Ltd.	Road & Rail	536	14,484
	Toda Corp.	Construction & Engineering	800	5,643
	Toho Co. Ltd.	Entertainment	280	13,225
	Toho Gas Co. Ltd.	Gas Utilities	233	10,180
	Tohoku Electric Power Co. Inc.	Electric Utilities	1,300	9,577
	Tokai Carbon Co. Ltd.	Chemicals	550	7,103
	Tokai Rika Co. Ltd.	Auto Components	136	1,959
	Tokio Marine Holdings Inc.	Insurance	1,742	94,005
	Tokuyama Corp.	Chemicals	200	3,850
	Tokyo Century Corp.	Diversified Financial Services	166	9,418
a	Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	4,200	12,046
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	405	180,294
	Tokyo Gas Co. Ltd.	Gas Utilities	1,149	21,410
	Tokyo Ohka Kogyo Co. Ltd.	Chemicals	96	5,928

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

	Industry		Shares	Value
Common Stocks (continued)
Japan (continued)
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development		536	$8,522
TOKYU Corp.	Road & Rail		1,350	20,158
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development		1,850	11,441
TOPPAN Inc.	Commercial Services & Supplies		750	12,792
Toray Industries Inc.	Chemicals		4,200	26,960
Toshiba Corp.	Industrial Conglomerates		1,190	50,288
Toshiba Tec Corp.	Technology Hardware, Storage & Peripherals		60	2,552
Tosoh Corp.	Chemicals		736	13,417
TOTO Ltd.	Building Products		378	18,057
Toyo Seikan Group Holdings Ltd.	Containers & Packaging		400	4,729
Toyo Suisan Kaisha Ltd.	Food Products		237	10,525
Toyo Tire Corp.	Auto Components		268	4,816
Toyoda Gosei Co. Ltd.	Auto Components		200	4,028
Toyota Boshoku Corp.	Auto Components		150	2,677
Toyota Industries Corp.	Auto Components		450	37,105
Toyota Motor Corp.	Automobiles		33,755	605,064
Toyota Tsusho Corp.	Trading Companies & Distributors		600	25,570
Trend Micro Inc.	Software		304	16,947
TS TECH Co. Ltd.	Auto Components		300	3,885
Tsumura & Co.	Pharmaceuticals		200	6,417
Tsuruha Holdings Inc.	Food & Staples Retailing		98	12,086
TV Asahi Holdings Corp.	Media		68	1,070
Ube Industries Ltd.	Chemicals		268	5,280
Ulvac Inc.	Semiconductors & Semiconductor Equipment		136	7,813
Unicharm Corp.	Household Products		1,050	46,574
United Urban Investment Corp.	Equity Real Estate Investment Trusts (REITs	)	8	10,812
Ushio Inc.	Electrical Equipment		300	5,654
USS Co. Ltd.	Specialty Retail		550	9,430
Welcia Holdings Co. Ltd.	Food & Staples Retailing		272	9,776
West Japan Railway Co.	Road & Rail		610	30,862
Yakult Honsha Co. Ltd.	Food Products		345	17,501
Yamada Holdings Co. Ltd.	Specialty Retail		2,150	9,057
Yamaguchi Financial Group Inc.	Banks		800	4,775
Yamaha Corp.	Leisure Products		450	28,434
Yamaha Motor Co. Ltd.	Automobiles		848	23,713
Yamato Holdings Co. Ltd.	Air Freight & Logistics		910	23,081
Yamato Kogyo Co. Ltd.	Metals & Mining		118	3,807
Yamazaki Baking Co. Ltd.	Food Products		336	5,860
Yaoko Co. Ltd.	Food & Staples Retailing		68	4,193
YASKAWA Electric Corp.	Machinery		710	34,363
Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components		650	11,413
Yokohama Rubber Co. Ltd.	Auto Components		300	5,418
Z Holdings Corp.	Interactive Media & Services		7,400	47,600
Zenkoku Hosho Co. Ltd.	Diversified Financial Services		136	6,655
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure		250	6,220
Zeon Corp.	Chemicals		400	5,664
Zozo Inc.	Internet & Direct Marketing Retail		318	11,956

Total Common Stocks (Cost $13,440,152) 98.8%				12,719,993

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Short Term Investments (Cost $19,193) 0.2%
	Short-Term Investments 0.2%
	United States 0.2%
b,c	Institutional Fiduciary Portfolio, 0.01%	Money Market Funds	19,193	19,193

	Total Investments (Cost $13,459,345) 99.0%			12,739,186
	Other Assets, less Liabilities 1.0%			133,163

	Net Assets 100.0%			$12,872,349

aNon-income producing.

bSee Note 3(c) regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day effective yield at period end.

At September 30, 2021 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Japanese Yen	DBAB	Buy	397,673,000	$3,564,177	10/04/21	$—	$—
Japanese Yen	HSBK	Buy	397,673,000	3,564,122	10/04/21	54	—
Japanese Yen	MSCO	Buy	162,684,000	1,458,032	10/04/21	37	—
Japanese Yen	UBSW	Buy	397,673,000	3,564,141	10/04/21	35	—
Japanese Yen	DBAB	Sell	397,673,000	3,616,524	10/04/21	52,348	—
Japanese Yen	HSBK	Sell	397,673,000	3,620,746	10/04/21	56,569	—
Japanese Yen	MSCO	Sell	162,684,000	1,481,198	10/04/21	23,129	—
Japanese Yen	UBSW	Sell	397,673,000	3,620,765	10/04/21	56,589	—
Japanese Yen	DBAB	Sell	425,928,000	3,818,143	11/02/21	—	(22)
Japanese Yen	HSBK	Sell	425,928,000	3,818,061	11/02/21	—	(104)
Japanese Yen	MSCO	Sell	174,243,000	1,561,930	11/02/21	—	(44)
Japanese Yen	UBSW	Sell	425,928,000	3,818,109	11/02/21	—	(56)

Total Forward Exchange Contracts						$188,761	$(226)

Net unrealized appreciation (depreciation)							$188,535

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	5	$132,019	12/09/21	$(318)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 339.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Latin America ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31,
		2021		2020	2019[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$22.40	$15.20		$26.41	$26.17

Income from investment operations[b]:

Net investment income[c]	0.72	0.57		0.77	0.38

Net realized and unrealized gains (losses)	(0.82)	7.13		(11.08)	(0.02)

Total from investment operations	(0.10)	7.70		(10.31)	0.36

Less distributions from net investment income	(0.31)	(0.50)		(0.90)	(0.12)

Net asset value, end of period	$21.99	$22.40		$15.20	$26.41

Total return[d]	(0.67)%	50.80%		(40.49)%	1.42%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%		0.21%	0.19%

Net investment income	5.91%	2.86%		2.97%	3.08%

Supplemental data

Net assets, end of period (000’s)	$4,399	$4,480		$1,520	$2,641

Portfolio turnover rate[f]	10.58% [g]	10.21%	[g]	12.74% [g]	4.08%

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	10.58%	10.21%	12.74%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin FTSE Latin America ETF

		Industry	Shares	Value
	Common Stocks 80.4%
	Brazil 46.7%
	Aliansce Sonae Shopping Centers SA	Real Estate Management & Development	800	$3,336
	Ambev SA	Beverages	30,600	85,922
a	Americanas SA	Internet & Direct Marketing Retail	3,026	17,171
	Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	1,800	5,867
a	Azul SA	Airlines	2,000	13,364
	B3 SA – Brasil Bolsa Balcao	Capital Markets	42,800	100,070
	Banco Bradesco SA	Banks	9,719	31,856
	Banco BTG Pactual SA	Capital Markets	6,600	30,475
	Banco do Brasil SA	Banks	6,000	31,823
	Banco Inter SA	Banks	3,200	8,956
	Banco Santander Brasil SA	Banks	2,600	16,877
	BB Seguridade Participacoes SA	Insurance	4,600	16,842
a	BR Malls Participacoes SA	Real Estate Management & Development	5,800	8,601
	Bradespar SA	Metals & Mining	210	1,828
a	BRF SA	Food Products	5,600	27,841
	CCR SA	Transportation Infrastructure	7,800	16,748
	Centrais Eletricas Brasileiras SA	Electric Utilities	4,400	31,097
	Cia Brasileira de Distribuicao	Food & Staples Retailing	1,100	5,196
	Cia Siderurgica Nacional SA	Metals & Mining	4,400	23,200
	Cielo SA	IT Services	8,200	3,446
a	Cogna Educacao	Diversified Consumer Services	13,200	6,565
	Companhia de Locacao das Americas	Road & Rail	2,400	10,699
	Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	2,400	16,988
	Companhia Energetica de Minas Gerais	Electric Utilities	1,792	5,617
	Companhia Paranaense de Energia-Copel	Electric Utilities	2,200	2,689
	Cosan SA	Oil, Gas & Consumable Fuels	8,412	35,476
	CPFL Energia SA	Electric Utilities	1,200	5,931
	CSN Mineracao SA	Metals & Mining	3,800	4,442
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	Household Durables	2,000	6,607
	Dexco SA	Paper & Forest Products	2,000	6,229
	EDP – Energias do Brasil SA	Electric Utilities	1,800	6,065
a	Embraer SA	Aerospace & Defense	5,200	22,073
	Energisa SA	Electric Utilities	1,800	14,505
a	Eneva SA	Independent Power and Renewable Electricity Producers	6,800	20,554
	Engie Brasil Energia SA	Independent Power and Renewable Electricity Producers	1,200	8,250
	Equatorial Energia SA	Electric Utilities	6,400	29,775
	Ez Tec Empreendimentos e Participacoes SA	Household Durables	700	2,934
	Fleury SA	Health Care Providers & Services	1,600	6,495
	Grendene SA	Textiles, Apparel & Luxury Goods	2,400	4,079
a	Grupo Mateus SA	Food & Staples Retailing	2,800	3,916
	Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	600	1,490
b,c	Hapvida Participacoes e Investimentos SA, 144A, Reg S	Health Care Providers & Services	9,200	22,946
	Hypera SA	Pharmaceuticals	2,800	16,516
	IRB Brasil Resseguros SA	Insurance	7,874	6,835
	Itau Unibanco Holding SA	Banks	3,200	15,856
a	Klabin SA	Containers & Packaging	5,600	24,881
	Localiza Rent a Car SA	Road & Rail	4,105	41,036
b	Locaweb Servicos de Internet SA, 144A	IT Services	3,000	12,597
	Lojas Americanas SA	Internet & Direct Marketing Retail	2,018	1,633
	Lojas Renner SA	Multiline Retail	6,060	38,280
	M Dias Branco SA	Food Products	800	4,851
	Magazine Luiza SA	Multiline Retail	20,824	54,803
	Marfrig Global Foods SA	Food Products	2,400	11,302

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Latin America ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Brazil (continued)
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	2,000	$6,985
a	Natura & Co. Holding SA	Personal Products	6,800	56,869
	Neoenergia SA	Electric Utilities	1,600	4,496
	Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	3,600	49,294
	Odontoprev SA	Health Care Providers & Services	1,800	5,437
a	Petro Rio SA	Oil, Gas & Consumable Fuels	4,600	21,122
	Petrobras Distribuidora SA	Specialty Retail	8,200	35,350
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	26,000	134,321
	Porto Seguro SA	Insurance	600	5,446
	Qualicorp Consultoria e Corretora de Seguros SA	Health Care Providers & Services	1,200	4,402
	Raia Drogasil SA	Food & Staples Retailing	7,600	32,596
b	Rede D’Or Sao Luiz SA, 144A	Health Care Providers & Services	3,300	41,128
a	Rumo SA	Road & Rail	8,800	27,116
	Sao Martinho SA	Food Products	1,200	7,704
	Sendas Distribuidora SA	Food & Staples Retailing	5,400	18,869
	SIMPAR SA	Road & Rail	1,600	4,014
	Sul America SA	Insurance	2,800	13,093
a	Suzano SA	Paper & Forest Products	5,100	51,029
	Telefonica Brasil SA	Diversified Telecommunication Services	3,100	24,390
	TIM SA	Wireless Telecommunication Services	5,600	12,076
	Totvs SA	Software	3,400	22,526
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	1,600	10,524
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	5,728	15,495
	Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	1,200	3,462
	Vale SA	Metals & Mining	27,654	386,930
a	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	Road & Rail	1,200	3,292
a	Via SA	Specialty Retail	10,800	15,282
	WEG SA	Electrical Equipment	10,400	75,640
	YDUQS Participacoes SA	Diversified Consumer Services	2,200	9,593

				2,051,912

	Chile 5.0%
	AES Andes SA	Independent Power and Renewable Electricity Producers	24,012	2,819
	Banco de Chile	Banks	305,658	28,150
	Banco de Credito e Inversiones SA	Banks	336	12,245
	Banco Santander Chile	Banks	433,764	21,699
	CAP SA	Metals & Mining	522	5,540
	Cencosud SA	Food & Staples Retailing	9,176	17,715
	Cencosud Shopping SA	Real Estate Management & Development	3,594	4,204
	Cia Sud Americana de Vapores SA	Marine	122,400	8,615
	Colbun SA	Independent Power and Renewable Electricity Producers	49,494	8,007
	Compania Cervecerias Unidas SA	Beverages	924	8,214
	Empresa Nacional de Telecomunicaciones SA	Wireless Telecommunication Services	956	3,932
	Empresas CMPC SA	Paper & Forest Products	8,502	15,995
	Empresas COPEC SA	Oil, Gas & Consumable Fuels	3,378	27,990
	Enel Americas SA	Electric Utilities	131,330	15,513
	Enel Chile SA	Electric Utilities	174,744	8,262
	Falabella SA	Multiline Retail	5,490	19,197
a	Itau CorpBanca Chile SA	Banks	1,202,210	2,944
a	Parque Arauco SA	Real Estate Management & Development	4,730	4,813
	Plaza SA	Real Estate Management & Development	2,062	2,209

				218,063

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Latin America ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Colombia 1.8%
	Bancolombia SA	Banks		1,936	$16,740
	Cementos Argos SA	Construction Materials		3,368	5,208
	Ecopetrol SA	Oil, Gas & Consumable Fuels		33,182	23,799
	Grupo Argos SA	Construction Materials		2,112	6,183
	Grupo de Inversiones Suramericana SA	Diversified Financial Services		1,774	9,959
	Interconexion Electrica SA ESP	Electric Utilities		3,054	18,187

					80,076

	Mexico 25.9%
	Alfa SAB de CV	Industrial Conglomerates		18,032	12,560
	Alpek SAB de CV	Chemicals		2,730	3,121
	America Movil SAB de CV, L	Wireless Telecommunication Services		208,524	185,337
	Arca Continental SAB de CV	Beverages		3,106	19,031
b	Banco del Bajio SA, 144A	Banks		5,000	9,492
	Banco Santander (Mexico), S.A., Institucion de Banca Multiple, Grupo Financiero Santander, B	Banks		4,002	4,554
	Becle SAB de CV	Beverages		3,766	8,216
a	Cemex SAB de CV	Construction Materials		103,252	74,834
	Coca-Cola FEMSA SA de CV	Beverages		3,694	20,915
	Concentradora Fibra Danhos SA de CV	Equity Real Estate Investment Trusts (REITs	)	1,694	2,098
a	Controladora Vuela Cia de Aviacion SAB de CV, A	Airlines		6,200	13,656
	El Puerto de Liverpool SAB de CV	Multiline Retail		1,400	5,818
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	20,794	23,684
	Fomento Economico Mexicano SAB de CV	Beverages		12,748	111,213
	GCC SAB de CV	Construction Materials		1,156	8,702
	Gruma SAB de CV	Food Products		1,422	16,356
a	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure		1,936	11,408
	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		2,430	28,386
	Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure		1,402	26,326
	Grupo Bimbo SAB de CV, A	Food Products		15,672	44,275
	Grupo Carso SAB de CV	Industrial Conglomerates		3,204	11,028
	Grupo Elektra SAB de CV	Banks		444	33,912
	Grupo Financiero Banorte SAB de CV	Banks		20,274	130,825
a	Grupo Financiero Inbursa SAB de CV	Banks		14,838	13,968
	Grupo Mexico SAB de CV, B	Metals & Mining		22,100	88,628
	Grupo Televisa SA	Media		16,442	36,430
	Industrias Bachoco SAB de CV, B	Food Products		1,106	4,090
a	Industrias Penoles SA	Metals & Mining		880	10,421
	Kimberly-Clark de Mexico SAB de CV, A	Household Products		5,722	9,467
	Megacable Holdings SAB de CV	Media		2,134	6,554
	Orbia Advance Corp. SAB de CV	Chemicals		7,148	18,409
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure		1,508	10,502
	Qualitas Controladora SAB de CV	Insurance		1,216	5,599
a	Telesites SAB de CV	Diversified Telecommunication Services		8,866	7,725
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		36,034	123,004

					1,140,544

	United States 1.0%
	JBS SA	Food Products		6,600	44,901

	Total Common Stocks (Cost $3,766,378)				3,535,496

	Preferred Stocks 19.3%
	Brazil 17.1%
a,d	Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods		1,200	11,628
d	Banco Bradesco SA, 5.530%, pfd.	Banks		32,996	126,137
d	Banco Inter SA, 0.108%, pfd.	Banks		6,400	18,417

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Latin America ETF (continued)

		Industry	Shares	Value
	Preferred Stocks (continued)
	Brazil (continued)
d	Banco Pan SA, 1.328%, pfd.	Banks	2,200	$6,444
d	Bradespar SA, 10.306%, pfd.	Metals & Mining	1,807	17,336
a,d	Braskem SA, Pfd., A	Chemicals	1,300	14,157
d	Centrais Eletricas Brasileiras SA, 5.473%, pfd.	Electric Utilities	2,000	14,212
d	Cia de Transmissao de Energia Eletrica Paulista, 14.243%, pfd.	Electric Utilities	1,400	6,249
d	Cia Energetica de Minas Gerais, 5.738%, pfd.	Electric Utilities	6,789	17,481
d	Cia Energetica de Sao Paulo, 10.995%, pfd.	Independent Power and Renewable Electricity Producers	1,200	5,200
d	Companhia Paranaense de Energia, 13.297%, pfd.	Electric Utilities	9,000	12,024
d	Gerdau SA, 6.421%, pfd.	Metals & Mining	7,600	37,798
d	Itau Unibanco Holding SA, 2.423%, pfd.	Banks	33,600	178,393
d	Itausa SA, 2.819%, pfd.	Banks	31,800	65,013
d	Lojas Americanas SA, 4.440%, pfd.	Internet & Direct Marketing Retail	6,555	5,798
d	Metalurgica Gerdau SA, 7.488%, pfd.	Metals & Mining	5,000	11,397
d	Petroleo Brasileiro SA, 8.825%, pfd.	Oil, Gas & Consumable Fuels	39,200	195,896
d	Usinas Siderurgicas de Minas Gerais SA Usiminas, 7.649%, pfd.	Metals & Mining	3,200	9,467

				753,047

	Chile 1.3%
d	Embotelladora Andina SA, 6.537%, pfd.	Beverages	2,662	5,736
d	Sociedad Quimica y Minera de Chile SA, 0.002%, pfd.	Chemicals	952	51,292

				57,028

	Colombia 0.9%
d	Bancolombia SA, 1.476%, pfd.	Banks	3,110	26,923
d	Grupo Aval Acciones y Valores SA, 5.049%, pfd.	Banks	29,066	8,533
d	Grupo de Inversiones Suramericana SA, 3.248%, pfd.	Diversified Financial Services	606	2,928

				38,384

	Total Preferred Stocks (Cost $921,733)			848,459

	Rights 0.0%†
	Chile 0.0%†
	Itau CorpBanca Chile SA		1,081,860	226

	Total Investments (Cost $4,688,111) 99.7%			4,384,181
	Other Assets, less Liabilities 0.3%			14,384

	Net Assets 100.0%			$4,398,565

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $86,163, representing 2.0% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the value of this security was $22,946, representing 0.5% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Latin America ETF (continued)

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Mini Bovespa Index	Long	2	$8,111	10/13/21	$(823)

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 339.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Mexico ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31,
			2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$22.14		$14.35		$22.11	$24.98	$24.90

Income from investment operations[b]:

Net investment income[c]	0.33		0.33		0.64	0.51	0.12

Net realized and unrealized gains (losses)	2.07		7.78		(7.73)	(2.86)	0.04

Total from investment operations	2.40		8.11		(7.09)	(2.35)	0.16

Less distributions from net investment income	(0.26)		(0.32)		(0.67)	(0.52)	(0.08)

Net asset value, end of period	$24.28		$22.14		$14.35	$22.11	$24.98

Total return[d]	10.80%		56.94%		(33.13)%	(9.28)%	0.63%

Ratios to average net assets[e]

Total expenses	0.19%		0.19%		0.19%	0.19%	0.19%

Net investment income	2.73%		1.80%		2.93%	2.21%	1.18%

Supplemental data

Net assets, end of period (000’s)	$10,925		$5,536		$2,871	$4,422	$2,498

Portfolio turnover rate[f]	9.99%	[g]	18.32%	[g]	19.32% [g]	10.31%	9.64%

aFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	9.99%	18.32%	19.32%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin FTSE Mexico ETF

		Industry		Shares	Value
	Common Stocks 99.9%
	Mexico 99.9%
	Alfa SAB de CV	Industrial Conglomerates		245,826	$171,227
	Alpek SAB de CV	Chemicals		35,064	40,091
	America Movil SAB de CV, L	Wireless Telecommunication Services		1,636,191	1,454,250
	Arca Continental SAB de CV	Beverages		41,661	255,265
a	Banco del Bajio SA, 144A	Banks		66,771	126,753
	Banco Santander (Mexico), S.A., Institucion de Banca Multiple, Grupo Financiero Santander	Banks		53,703	61,115
	Becle SAB de CV	Beverages		51,678	112,741
b	Cemex SAB de CV	Construction Materials		657,360	476,434
	Coca-Cola FEMSA SA de CV	Beverages		49,608	280,873
	Concentradora Fibra Danhos SA de CV	Equity Real Estate Investment Trusts (REITs	)	21,915	27,148
b	Controladora Vuela Cia de Aviacion SAB de CV, A	Airlines		85,455	188,218
	El Puerto de Liverpool SAB de CV	Multiline Retail		18,657	77,536
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	279,657	318,527
	Fomento Economico Mexicano SAB de CV	Beverages		106,677	930,649
	GCC SAB de CV	Construction Materials		15,381	115,781
	Gruma SAB de CV	Food Products		19,386	222,975
b	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure		26,010	153,266
	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		28,449	332,326
	Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure		17,766	333,597
	Grupo Bimbo SAB de CV, A	Food Products		147,285	416,093
	Grupo Carso SAB de CV	Industrial Conglomerates		42,768	147,199
	Grupo Elektra SAB de CV	Banks		4,467	341,179
	Grupo Financiero Banorte SAB de CV	Banks		165,429	1,067,484
b	Grupo Financiero Inbursa SAB de CV	Banks		197,865	186,264
	Grupo Mexico SAB de CV, B	Metals & Mining		187,956	753,763
	Grupo Televisa SAB	Media		153,405	339,896
	Industrias Bachoco SAB de CV, B	Food Products		15,057	55,685
b	Industrias Penoles SAB de CVIndustrias Penoles SAB de CVIndustrias Penoles SAB de CV	Metals & Mining		11,691	138,452
	Kimberly-Clark de Mexico SAB de CV, A	Household Products		78,633	130,095
	Megacable Holdings SAB de CV	Media		28,314	86,963
	Orbia Advance Corp. SAB de CV	Chemicals		95,706	246,480
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure		20,610	143,536
	Qualitas Controladora SAB de CV	Insurance		16,173	74,463
b	Telesites SAB de CV	Diversified Telecommunication Services		118,098	102,896
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		295,587	1,009,006

	Total Investments (Cost $9,962,232) 99.9%				10,918,226
	Other Assets, less Liabilities 0.1%				6,483

	Net Assets 100.0%				$10,924,709

See Abbreviations on page 339.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the value of this security was $126,753, representing 1.2% of net assets.

bNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Russia ETF

	Six Months Ended September 30,2021 (unaudited)		Year Ended March 31,
			2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$26.98		$18.91		$23.37	$24.24	$23.90

Income from investment operations[b]:

Net investment income (loss)[c]	1.25		1.41		1.73	1.03	(0.00)[d]

Net realized and unrealized gains (losses)	5.36		8.34		(4.44)	(1.26)	0.34

Total from investment operations	6.61		9.75		(2.71)	(0.23)	0.34

Less distributions from net investment income	(0.22)		(1.68)		(1.75)	(0.64)	—

Net asset value, end of period	$33.37		$26.98		$18.91	$23.37	$24.24

Total return[e]	24.56%		52.27%		(13.90)%	(0.63)%	1.42%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.19%		0.19%		0.19%	0.19%	0.19%

Expenses net of waiver and payments by affiliates	0.19%		0.19%		0.19%	—%	—%

Net investment income (loss)	8.30%		6.02%		6.49%	4.57%	(0.13)%

Supplemental data

Net assets, end of period (000’s)	$20,024		$10,794		$13,240	$11,683	$2,424

Portfolio turnover rate[g]	13.69%	[h]	18.82%	[h]	15.74% [h]	31.57%	7.58%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	13.69%	18.82%	15.74%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin FTSE Russia ETF

		Industry	Shares	Value
	Common Stocks 95.6%
	Russia 95.6%
a	Aeroflot – Russian Airlines PJSC	Airlines	131,184	$125,876
	Alrosa PJSC	Metals & Mining	242,052	442,368
a	Credit Bank of Moscow PJSC	Banks	1,601,904	157,670
	Federal Grid Co. Unified Energy System PJSC	Electric Utilities	34,418,952	87,503
	Federal Hydrogenerating Co.	Electric Utilities	15,169,656	168,901
	Gazprom PJSC	Oil, Gas & Consumable Fuels	770,832	3,828,901
	Inter RAO UES PJSC	Electric Utilities	4,698,684	299,990
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	28,248	2,690,323
	M.Video PJSC	Specialty Retail	6,000	48,406
	Magnit PJSC	Food & Staples Retailing	6,828	570,790
	Magnitogorsk Iron & Steel Works	Metals & Mining	280,020	263,727
	MMC Norilsk Nickel PJSC	Metals & Mining	2,050	614,000
	Mobile TeleSystems PJSC	Wireless Telecommunication Services	105,468	477,602
	Moscow Exchange MICEX	Capital Markets	186,504	445,677
	Mosenergo PAO	Electric Utilities	1,063,788	34,909
	NLMK PJSC	Metals & Mining	149,316	445,086
	NovaTek PJSC	Oil, Gas & Consumable Fuels	33,168	876,308
	PhosAgro PJSC	Chemicals	4,680	329,146
	Polyus Gold OJSC	Metals & Mining	2,748	451,550
	Raspadskaya OJSC	Metals & Mining	8,292	46,299
	Rosneft PJSC	Oil, Gas & Consumable Fuels	74,628	631,598
	Rosseti PJSC	Electric Utilities	3,898,548	68,555
	Rostelecom PJSC	Diversified Telecommunication Services	127,164	157,835
	Sberbank of Russia PJSC	Banks	751,812	3,520,197
	Severstal PAO	Metals & Mining	21,624	451,524
	Sistema PJSFC	Wireless Telecommunication Services	381,780	141,188
	Sovcomflot OAO	Oil, Gas & Consumable Fuels	54,528	63,140
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	524,172	264,949
	Tatneft PAO	Oil, Gas & Consumable Fuels	81,852	594,112
	Unipro PJSC	Independent Power and Renewable Electricity Producers	1,369,224	51,432
a	United Co RUSAL International PJSC	Metals & Mining	337,548	325,281
a	VTB Bank PJSC	Banks	659,627,976	469,493

	Total Common Stocks (Cost $15,198,541)			19,144,336

	Preferred Stocks 4.3%
	Russia 4.3%
b	Bashneft PJSC, 0.009%, pfd.	Oil, Gas & Consumable Fuels	2,544	37,888
b	Surgutneftegas PJSC, 16.675%, pfd.	Oil, Gas & Consumable Fuels	564,768	312,704
b	Tatneft PJSC, 7.624%, pfd.	Oil, Gas & Consumable Fuels	8,064	53,623
b	Transneft PJSC, 5.765%, pfd.	Oil, Gas & Consumable Fuels	208	457,237

	Total Preferred Stocks (Cost $877,333)			861,452

	Total Investments (Cost $16,075,874) 99.9%			20,005,788
	Other Assets, less Liabilities 0.1%			18,299

	Net Assets 100.0%			$20,024,087

aNon-income producing.

bVariable rate security. The rate shown represents the yield at period end.

266	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Saudi Arabia ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31,
			2021		2020	2019[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$30.33		$20.15		$27.89	$24.71

Income from investment operations[b]:

Net investment income[c]	0.53		0.52		0.89	0.11

Net realized and unrealized gains (losses)	5.10		10.23		(7.80)	3.07

Total from investment operations	5.63		10.75		(6.91)	3.18

Less distributions from net investment income	(0.36)		(0.57)		(0.83)	—

Net asset value, end of period	$35.60		$30.33		$20.15	$27.89

Total return[d]	18.65%		54.12%		(25.51)%	12.87%

Ratios to average net assets[e]

Total expenses	0.39%		0.39%		0.39%	0.39%

Net investment income	3.24%		2.11%		3.46%	0.93%

Supplemental data

Net assets, end of period (000’s)	$3,560		$3,033		$2,015	$2,789

Portfolio turnover rate[f]	7.66%	[g]	16.74%	[g]	32.37% [g]	12.41%

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	7.66%	16.74%	32.37%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin FTSE Saudi Arabia ETF

		Industry	Shares	Value
	Common Stocks 99.8%
	Saudi Arabia 99.8%
	Abdullah Al Othaim Markets Co.	Food & Staples Retailing	616	$18,493
	Advanced Petrochemical Co.	Chemicals	1,482	29,634
	Al-Rajhi Bank	Banks	14,416	471,219
	Alinma Bank	Banks	13,696	87,638
	Almarai Co. JSC	Food Products	3,520	54,432
	Arab National Bank	Banks	7,706	47,172
	Arabian Centres Co. Ltd.	Real Estate Management & Development	2,246	14,839
	Bank Al-Jazira	Banks	5,616	27,581
a	Bank AlBilad	Banks	5,136	56,006
	Banque Saudi Fransi	Banks	8,214	91,323
	BinDawood Holding Co.	Food & Staples Retailing	410	11,762
	Bupa Arabia for Cooperative Insurance Co.	Insurance	802	31,903
	Dallah Healthcare Co.	Health Care Providers & Services	502	9,476
a	Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	7,396	20,311
	Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	1,284	59,566
a	Emaar Economic City	Real Estate Management & Development	5,822	20,645
	Etihad Etisalat Co.	Wireless Telecommunication Services	5,274	43,871
a	Fawaz Abdulaziz Al Hokair & Co.	Specialty Retail	906	5,024
	Jarir Marketing Co.	Specialty Retail	822	45,936
a	Mobile Telecommunications Co.	Wireless Telecommunication Services	6,156	22,978
	Mouwasat Medical Services Co.	Health Care Providers & Services	584	28,182
	National Commercial Bank	Banks	26,000	425,627
a	National Industrialization Co.	Chemicals	4,582	28,709
	National Petrochemical Co.	Chemicals	1,678	22,369
a	Rabigh Refining and Petrochemical Co.	Oil, Gas & Consumable Fuels	3,062	22,859
	Riyad Bank	Banks	21,994	158,327
	Sahara International Petrochemical Co.	Chemicals	5,022	58,646
a	Saudi Airlines Catering Co.	Commercial Services & Supplies	562	13,411
	Saudi Arabian Fertilizer Co.	Chemicals	2,594	119,648
a	Saudi Arabian Mining Co.	Metals & Mining	7,080	158,185
b,c	Saudi Aramco, 144A, Reg S	Oil, Gas & Consumable Fuels	31,080	298,312
	Saudi Basic Industries Corp.	Chemicals	8,246	280,092
	Saudi British Bank	Banks	15,010	132,664
	Saudi Cement Co.	Construction Materials	1,048	17,547
	Saudi Electricity Co.	Electric Utilities	10,936	78,433
a	Saudi Ground Services Co.	Transportation Infrastructure	1,248	12,162
	Saudi Industrial Investment Group	Chemicals	3,082	33,526
a	Saudi Kayan Petrochemical Co.	Chemicals	10,272	56,198
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	Pharmaceuticals	820	10,177
a	Saudi Research and Marketing Group	Media	450	19,436
	Saudi Telecom Co.	Diversified Telecommunication Services	6,010	203,501
	Saudia Dairy & Foodstuff Co.	Food Products	216	9,502
	Savola Al-Azizia United Co.	Food Products	3,658	36,573
a	Seera Group Holding	Hotels, Restaurants & Leisure	2,056	11,983
	Southern Province Cement Co.	Construction Materials	960	19,120
	The Company for Cooperative Insurance	Insurance	856	19,741
	The Qassim Cement	Construction Materials	616	13,632
	United Electronics Co.	Specialty Retail	412	15,664
a	Yamama Cement Co.	Construction Materials	1,388	11,176
	Yanbu Cement	Construction Materials	1,080	11,849
	Yanbu National Petrochemical Co.	Chemicals	2,982	56,608

	Total Investments (Cost $2,476,821) 99.8%			3,553,668
	Other Assets, less Liabilities 0.2%			6,212

	Net Assets 100.0%			$3,559,880

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the value of this security was $298,312, representing 8.4% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the value of this security was $298,312, representing 8.4% of net assets.

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Financial Highlights

Franklin FTSE South Africa ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31,
		2021		2020	2019[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$26.22	$14.81		$26.62	$24.42

Income from investment operations[b]:

Net investment income[c]	0.54	1.03		2.65	0.22

Net realized and unrealized gains (losses)	(1.08)	11.33		(11.76)	2.04

Total from investment operations	(0.54)	12.36		(9.11)	2.26

Less distributions from net investment income	(0.33)	(0.95)		(2.70)	(0.06)

Net asset value, end of period	$25.35	$26.22		$14.81	$26.62

Total return[d]	(2.19)%	85.24%		(38.46)%	9.26%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%		0.19%	0.19%

Net investment income	4.08%	4.94%		10.42%	1.75%

Supplemental data

Net assets, end of period (000’s)	$3,803	$2,622		$1,481	$2,662

Portfolio turnover rate[f]	14.24% [g]	11.08%	[g]	21.44% [g]	7.12%

aFor the period October 10, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	14.24%	11.08%	21.44%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin FTSE South Africa ETF

		Industry		Shares	Value
	Common Stocks 99.9%
	Luxembourg 0.9%
	Reinet Investments SCA	Capital Markets		1,869	$35,171

	Romania 1.1%
	NEPI Rockcastle PLC	Real Estate Management & Development		5,898	40,982

	South Africa 97.9%
	Absa Group Ltd.	Banks		9,687	98,299
	African Rainbow Minerals Ltd.	Metals & Mining		1,470	18,526
	Anglo American Platinum Ltd.	Metals & Mining		813	70,488
	AngloGold Ashanti Ltd.	Metals & Mining		5,751	90,869
	Aspen Pharmacare Holdings Ltd.	Pharmaceuticals		5,250	94,542
	AVI Ltd.	Food Products		4,539	25,810
	Barloworld Ltd.	Trading Companies & Distributors		2,676	21,874
a	Bid Corp. Ltd.	Food & Staples Retailing		4,590	98,423
	Bidvest Group Ltd.	Industrial Conglomerates		4,668	60,813
	Capitec Bank Holdings Ltd.	Banks		1,143	138,201
	Clicks Group Ltd.	Food & Staples Retailing		3,387	62,517
	Coronation Fund Managers Ltd.	Capital Markets		3,528	11,748
b	Dis-Chem Pharmacies Ltd., Reg S	Food & Staples Retailing		4,215	8,321
a	Discovery Ltd.	Insurance		5,631	51,231
a	Distell Group Holdings Ltd.	Beverages		1,092	13,765
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels		3,390	36,284
	FirstRand Ltd.	Diversified Financial Services		67,626	289,967
a	Fortress REIT Ltd.	Equity Real Estate Investment Trusts (REITs	)	11,889	2,015
	Fortress REIT Ltd., A	Equity Real Estate Investment Trusts (REITs	)	16,347	14,907
	Gold Fields Ltd.	Metals & Mining		12,000	98,329
	Growthpoint Properties Ltd.	Equity Real Estate Investment Trusts (REITs	)	46,350	44,055
	Harmony Gold Mining Co. Ltd.	Metals & Mining		7,320	22,824
	Impala Platinum Holdings Ltd.	Metals & Mining		11,205	127,854
	Investec Ltd.	Capital Markets		3,930	17,097
	Kumba Iron Ore Ltd.	Metals & Mining		744	24,526
a	Liberty Holdings Ltd.	Insurance		1,575	9,841
a	Life Healthcare Group Holdings Ltd.	Health Care Providers & Services		19,017	28,807
	Momentum Metropolitan Holdings	Insurance		13,983	19,415
	Mr. Price Group Ltd.	Specialty Retail		3,528	47,185
a	MTN Group Ltd.	Wireless Telecommunication Services		24,795	232,969
	MultiChoice Group Ltd.	Media		5,955	45,190
	Naspers Ltd., N	Internet & Direct Marketing Retail		2,913	482,615
	Nedbank Group Ltd.	Banks		4,920	57,248
a	Netcare Ltd.	Health Care Providers & Services		19,842	21,365
a	Northam Platinum Ltd.	Metals & Mining		4,743	56,531
	Old Mutual Ltd.	Insurance		62,868	69,241
a,b,c	Pepkor Holdings Ltd., 144A, Reg S	Specialty Retail		21,690	31,097
	Pick ‘N Pay Stores Ltd.	Food & Staples Retailing		4,764	18,049
	PSG Group Ltd.	Industrial Conglomerates		2,145	10,548
	Rand Merchant Investment Holdings Ltd.	Insurance		10,332	25,821
a	Redefine Properties Ltd.	Equity Real Estate Investment Trusts (REITs	)	74,775	22,713
	Remgro Ltd.	Diversified Financial Services		7,005	63,252
	Resilient REIT Ltd.	Equity Real Estate Investment Trusts (REITs	)	4,464	16,850
	Royal Bafokeng Platinum Ltd.	Metals & Mining		2,370	11,693
	Sanlam Ltd.	Insurance		24,159	102,642
	Santam Ltd.	Insurance		564	9,147
a	Sappi Ltd.	Paper & Forest Products		7,800	20,738
a	Sasol Ltd.	Chemicals		7,671	145,532
	Shoprite Holdings Ltd.	Food & Staples Retailing		6,738	80,054
	Sibanye Stillwater Ltd.	Metals & Mining		39,825	123,141
	Standard Bank Group Ltd.	Banks		17,652	167,990
a	Telkom SA SOC Ltd.	Diversified Telecommunication Services		4,014	11,774
a	The Foschini Group Ltd.	Specialty Retail		4,422	40,135
	The Spar Group Ltd.	Food & Staples Retailing		2,652	34,623

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE South Africa ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
South Africa (continued)
Tiger Brands Ltd.	Food Products	2,283	$28,417
Truworths International Ltd.	Specialty Retail	5,625	20,825
Vodacom Group Ltd.	Wireless Telecommunication Services	8,211	78,612
Woolworths Holdings Ltd.	Multiline Retail	12,000	47,107

			3,724,452

Total Investments (Cost $3,453,981) 99.9%			3,800,605
Other Assets, less Liabilities 0.1%			2,134

Net Assets 100.0%			$3,802,739

See Abbreviations on page 339

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $39,418, representing 1.0% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the value of this security was $31,097, representing 0.8% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE South Korea ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31,
		2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$31.48	$16.52		$21.19	$25.98	$25.75

Income from investment operations[b]:

Net investment income[c]	0.08	0.54		0.36	0.40	0.10

Net realized and unrealized gains (losses)	(2.40)	14.72		(4.58)	(4.81)	0.40

Total from investment operations	(2.32)	15.26		(4.22)	(4.41)	0.50

Less distributions from net investment income	(0.18)	(0.30)		(0.45)	(0.38)	(0.27)

Net asset value, end of period	$28.98	$31.48		$16.52	$21.19	$25.98

Total return[d]	(7.42)%	92.55%		(20.24)%	(16.92)%	1.95%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.09%	0.09%		0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%	0.09%		0.09%	0.09%	—%

Net investment income	0.47%	2.07%		1.78%	1.74%	0.94%

Supplemental data

Net assets, end of period (000’s)	$63,755	$62,966		$11,562	$16,948	$25,981

Portfolio turnover rate[f]	8.11% [g]	8.65%	[g]	21.72% [g]	5.21%	3.85%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	4.03%	8.65%	8.02%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin FTSE South Korea ETF

		Industry	Shares	Value
	Common Stocks 95.8%
	South Korea 95.8%
a	Alteogen Inc.	Biotechnology	2,090	$128,154
	Amorepacific Corp.	Personal Products	2,376	358,206
	AmorePacific Group	Personal Products	2,200	91,140
	BGF Retail Co. Ltd.	Food & Staples Retailing	462	66,530
	BNK Financial Group Inc.	Banks	21,890	163,435
a	Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	5,478	506,160
a	Celltrion Inc.	Biotechnology	7,986	1,750,310
a	Celltrion Pharm Inc.	Pharmaceuticals	1,408	173,978
	Cheil Worldwide Inc.	Media	5,302	102,099
	CJ CheilJedang Corp.	Food Products	594	205,442
	CJ Corp.	Industrial Conglomerates	968	80,776
	CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	770	98,461
a	CJ Logistics Corp.	Road & Rail	616	79,601
	Coway Co. Ltd.	Household Durables	4,268	267,471
	Daelim Industrial Co. Ltd.	Construction & Engineering	924	59,233
a	Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	13,376	76,257
a	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	3,652	82,972
	DB Insurance Co. Ltd.	Insurance	3,366	180,809
	DGB Financial Group Inc.	Banks	11,594	97,237
a	DL E&C Co. Ltd.	Construction & Engineering	1,144	129,473
	Dongsuh Cos. Inc.	Food & Staples Retailing	2,332	57,512
a	Doosan Bobcat Inc.	Machinery	1,804	61,022
a	Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment	22,374	388,333
a	Doosan Infracore Co. Ltd.	Machinery	3,784	30,553
	Doosan Solus Co. Ltd.	Electronic Equipment, Instruments & Components	858	51,813
	E-MART Inc.	Food & Staples Retailing	1,518	210,905
	Ecopro BM Co. Ltd.	Electrical Equipment	638	251,644
	Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	3,872	139,477
	Green Cross Corp.	Biotechnology	418	117,033
	GS Engineering & Construction Corp.	Construction & Engineering	4,730	170,783
	GS Holdings Corp.	Oil, Gas & Consumable Fuels	3,828	144,682
	GS Retail Co. Ltd.	Food & Staples Retailing	2,948	81,294
	Hana Financial Group Inc.	Banks	21,736	851,816
a	Hanjin Kal Corp.	Airlines	1,584	81,876
	Hankook Tire & Technology Co. Ltd.	Auto Components	5,544	202,515
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	550	127,745
	Hanmi Science Co. Ltd.	Pharmaceuticals	1,056	55,386
	Hanon Systems	Auto Components	12,144	160,518
	Hanssem Co. Ltd.	Household Durables	726	73,581
	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	2,640	111,932
	Hanwha Corp.	Industrial Conglomerates	3,190	92,278
	Hanwha Corp.	Industrial Conglomerates	1,606	22,110
	Hanwha Life Insurance Co. Ltd.	Insurance	20,504	62,516
a	Hanwha Solutions Corp.	Chemicals	7,238	273,870
	HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	3,476	80,735
a	Helixmith Co. Ltd.	Biotechnology	2,156	43,976
	Hite Jinro Co. Ltd.	Beverages	2,288	64,060
a	HLB Inc.	Leisure Products	6,666	318,099
a	HMM Co. Ltd.	Marine	26,378	750,793
	Hotel Shilla Co. Ltd.	Specialty Retail	2,332	170,567
a	HYBE Co. Ltd.	Entertainment	1,298	327,241
	Hyundai Department Store Co. Ltd.	Multiline Retail	1,100	74,231
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	5,500	238,767
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	1,386	194,906

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	3,806	$207,980
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	4,488	96,469
a	Hyundai Mipo Dockyard Co. Ltd.	Machinery	1,518	89,618
	Hyundai Mobis Co. Ltd.	Auto Components	4,818	1,029,522
	Hyundai Motor Co.	Automobiles	10,494	1,772,635
	Hyundai Steel Co.	Metals & Mining	5,676	226,992
	Hyundai Wia Corp.	Auto Components	1,188	79,066
	Industrial Bank of Korea	Banks	19,030	168,763
	Kakao Corp.	Interactive Media & Services	20,592	2,052,243
a	Kangwon Land Inc.	Hotels, Restaurants & Leisure	8,030	194,307
	KB Financial Group Inc.	Banks	29,304	1,368,675
	KCC Corp.	Chemicals	330	115,946
	KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	1,606	52,086
	Kia Motors Corp.	Automobiles	19,426	1,332,256
	Korea Aerospace Industries Ltd.	Aerospace & Defense	4,884	136,125
	Korea Electric Power Corp.	Electric Utilities	19,250	382,886
a	Korea Gas Corp.	Gas Utilities	1,936	79,549
	Korea Investment Holdings Co. Ltd.	Capital Markets	2,882	210,065
a	Korea Shipbuilding & Offshore Engineering Co Ltd.	Machinery	3,256	280,500
	Korea Zinc Co. Ltd.	Metals & Mining	748	317,774
a	Korean Air Lines Co. Ltd.	Airlines	13,200	375,709
	KT&G Corp.	Tobacco	8,206	562,776
	Kumho Petrochemical Co. Ltd.	Chemicals	1,320	210,709
	LG Chem Ltd.	Chemicals	3,520	2,307,027
	LG Corp.	Industrial Conglomerates	6,204	487,307
a	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	16,852	269,717
	LG Electronics Inc.	Household Durables	8,140	876,563
	LG Household & Health Care Ltd.	Personal Products	660	745,287
	LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	1,056	185,959
	LG Uplus Corp.	Diversified Telecommunication Services	16,214	205,414
	Lotte Chemical Corp.	Chemicals	1,100	224,367
	Lotte Chilsung Beverage Co. Ltd.	Beverages	264	32,889
	Lotte Corp.	Industrial Conglomerates	2,002	56,983
	LOTTE Fine Chemical Co. Ltd.	Chemicals	1,320	101,676
	Lotte Shopping Co. Ltd.	Multiline Retail	836	72,373
	LS Corp.	Electrical Equipment	1,298	70,381
a	LX Holdings Corp.	Industrial Conglomerates	3,122	25,076
a	Mando Corp.	Auto Components	2,464	118,830
a	Medytox Inc.	Biotechnology	330	44,288
	Mirae Asset Daewoo Co. Ltd.	Capital Markets	11,066	45,049
	Mirae Asset Daewood Co. Ltd.	Capital Markets	25,564	186,980
	Naver Corp.	Interactive Media & Services	10,186	3,337,980
	NCSoft Corp.	Entertainment	1,276	649,855
	Netmarble Corp.	Entertainment	1,276	127,169
	NH Investment & Securities Co. Ltd.	Capital Markets	9,790	106,665
a	NHN Corp.	Entertainment	704	41,741
	Nongshim Co. Ltd.	Food Products	242	57,741
a	OCI Co. Ltd.	Chemicals	1,364	185,476
	Orion Corp.	Food Products	1,628	161,563
	Ottogi Corp.	Food Products	88	36,568
	Pan Ocean Co. Ltd.	Marine	14,190	90,485
a	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	3,344	49,849
a	Pearl Abyss Corp.	Entertainment	2,332	158,355
	POSCO	Metals & Mining	4,884	1,361,250
	POSCO Chemical Co. Ltd.	Construction Materials	2,046	305,863
	Posco International Corp.	Trading Companies & Distributors	3,674	74,163

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	S-1 Corp.	Commercial Services & Supplies	1,452	$102,523
	S-Oil Corp.	Oil, Gas & Consumable Fuels	3,102	288,193
a,b	Samsung Biologics Co. Ltd., 144A	Life Sciences Tools & Services	1,012	747,034
	Samsung C&T Corp.	Industrial Conglomerates	6,336	660,892
	Samsung Card Co. Ltd.	Consumer Finance	2,244	64,060
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	4,202	629,945
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	175,648	10,992,835
a	Samsung Engineering Co. Ltd.	Construction & Engineering	11,902	256,838
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	2,486	493,421
a	Samsung Heavy Industries Co. Ltd.	Machinery	32,181	168,515
	Samsung Life Insurance Co. Ltd.	Insurance	4,796	297,320
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	3,982	2,414,760
	Samsung SDS Co. Ltd.	IT Services	2,398	325,067
	Samsung Securities Co. Ltd.	Capital Markets	4,752	192,247
	Seegene Inc.	Biotechnology	2,156	110,531
	Shin Poong Pharmaceutical Co. Ltd.	Pharmaceuticals	2,508	121,164
	Shinhan Financial Group Co. Ltd.	Banks	37,576	1,282,154
	Shinsegae Co. Ltd.	Multiline Retail	528	117,507
a,c	SillaJen Inc.	Biotechnology	1,616	8,257
a	SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	1,848	159,203
a	SK Bioscience Co. Ltd.	Biotechnology	1,496	341,780
	SK Chemicals Co. Ltd.	Chemicals	682	163,588
	SK Holdings Co. Ltd.	Industrial Conglomerates	2,354	532,831
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	39,094	3,400,914
a	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	4,092	915,862
	SK Networks Co. Ltd.	Trading Companies & Distributors	10,010	43,625
a	SK Telecom Co. Ltd.	Wireless Telecommunication Services	1,650	451,520
	SKC Co. Ltd.	Chemicals	1,430	204,113
	Ssangyong Cement Industrial Co. Ltd.	Construction Materials	7,678	51,619
	Woori Financial Group Inc.	Banks	38,874	382,502
	Yuhan Corp.	Pharmaceuticals	3,630	188,552

	Total Common Stocks (Cost $56,714,481)			61,035,225

	Preferred Stocks 4.1%
	South Korea 4.1%
d	Amorepacific Corp., 1.134%, pfd.	Personal Products	792	47,493
d	CJ CheilJedang Corp., 2.040%, pfd.	Food Products	110	18,442
d	Hyundai Motor Co., 4.197%, pfd.	Automobiles	1,672	136,274
d	Hyundai Motor Co., 4.293%, pfd.	Automobiles	2,662	214,714
d	LG Chem Ltd., 2.676%, pfd.	Chemicals	572	181,407
d	LG Electronics Inc., 1.900%, pfd.	Household Durables	1,320	73,358
d	LG Household & Health Care Ltd., 1.721%, pfd.	Personal Products	166	90,010
d	Samsung Electronics Co. Ltd., 4.323%, pfd.	Technology Hardware, Storage & Peripherals	30,756	1,807,954
d	Samsung Fire & Marine Insurance Co. Ltd., 5.017%, pfd.	Insurance	198	29,349
d	Samsung SDI Co. Ltd., 0.268%, pfd.	Electronic Equipment, Instruments & Components	110	36,372

	Total Preferred Stocks (Cost $2,450,155)			2,635,373

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Rights 0.0%†
	South Korea 0.0%†
a	Hyundai Engineering & Construction Co. Ltd., rts., 22/10/21	Construction & Engineering	100	$6,773
a	Samsung Heavy Industries Co. Ltd., rts., 29/10/21	Machinery	11,687	10,562
	Total Rights (Cost $0)			17,335
	Total Investments (Cost $59,164,636) 99.9%			63,687,933
	Other Assets, less Liabilities 0.1%			67,184

	Net Assets 100.0%			$63,755,117

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the value of this security was $747,034, representing 1.2% of net assets.

cFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

dVariable rate security. The rate shown represents the yield at period end.

276	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Switzerland ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31,
			2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$30.36		$24.44		$23.86	$23.11	$23.56

Income from investment operations[b]:

Net investment income[c]	0.42		0.88		1.06	0.53	0.22

Net realized and unrealized gains (losses)	2.13		5.74		(0.16)	0.83	(0.67)

Total from investment operations	2.55		6.62		0.90	1.36	(0.45)

Less distributions from net investment income	(0.66)		(0.70)		(0.32)	(0.61)	—

Net asset value, end of period	$32.25		$30.36		$24.44	$23.86	$23.11

Total return[d]	8.31%		27.54%		3.70%	6.13%	(1.91)%

Ratios to average net assets[e]

Total expenses	0.09%		0.09%		0.09%	0.09%	0.09%

Net investment income	2.49%		3.13%		4.12%	2.35%	6.54%

Supplemental data

Net assets, end of period (000’s)	$38,696		$48,570		$34,213	$2,386	$2,311

Portfolio turnover rate[f]	3.97%	[g]	12.59%	[g]	16.25% [g]	14.06%	2.72%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	3.97%	12.59%	16.25%

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin FTSE Switzerland ETF

		Industry	Shares	Value
	Common Stocks 98.7%
	Austria 0.3%
a	ams AG	Semiconductors & Semiconductor Equipment	5,844	$106,844

	Switzerland 98.4%
	ABB Ltd.	Electrical Equipment	40,416	1,359,981
	Adecco Group AG	Professional Services	3,660	184,481
	Alcon Inc.	Health Care Equipment & Supplies	10,956	893,063
	Baloise Holding AG	Insurance	1,068	162,916
	Banque Cantonale Vaudoise	Banks	672	51,219
	Barry Callebaut AG	Food Products	84	190,899
	BKW AG	Electric Utilities	432	46,773
	Chocoladefabriken Lindt & Spruengli AG	Food Products	51	569,674
	Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	12,168	1,270,737
	Clariant AG	Chemicals	5,388	101,799
	Credit Suisse Group AG	Capital Markets	57,180	569,685
	DKSH Holding AG	Professional Services	852	66,901
	EMS-Chemie Holding AG	Chemicals	169	160,150
a	Flughafen Zurich AG	Transportation Infrastructure	444	79,485
	Geberit AG	Building Products	811	599,002
	Georg Fischer AG	Machinery	98	146,026
	Givaudan AG	Chemicals	220	1,005,135
	Helvetia Holding AG	Insurance	828	90,447
	Julius Baer Group Ltd.	Capital Markets	5,088	339,909
	Kuehne + Nagel International AG	Marine	1,188	406,761
	LafargeHolcim Ltd., B	Construction Materials	13,080	632,933
	Logitech International SA	Technology Hardware, Storage & Peripherals	3,528	314,886
	Lonza Group AG	Life Sciences Tools & Services	1,768	1,329,719
a,b	Medmix AG, 144A	Health Care Equipment & Supplies	396	18,678
	Nestle SA	Food Products	64,344	7,773,564
	Novartis AG	Pharmaceuticals	50,544	4,162,829
	OC Oerlikon Corp. AG	Machinery	4,428	48,607
	Partners Group Holding AG	Capital Markets	534	839,482
	PSP Swiss Property AG	Real Estate Management & Development	1,020	123,119
	Roche Holding AG	Pharmaceuticals	636	262,077
	Roche Holding AG	Pharmaceuticals	16,542	6,063,715
	Schindler Holding AG	Machinery	444	114,897
	Schindler Holding AG, PC	Machinery	972	261,742
	SGS SA	Professional Services	140	409,112
	SIG Combibloc Group AG	Containers & Packaging	8,016	214,138
	Sika AG	Chemicals	3,378	1,074,761
	Sonova Holding AG	Health Care Equipment & Supplies	1,266	482,053
	Straumann Holding AG	Health Care Equipment & Supplies	240	433,124
	Sulzer AG	Machinery	396	37,866
	Swatch Group AG	Textiles, Apparel & Luxury Goods	684	180,010
	Swatch Group AG	Textiles, Apparel & Luxury Goods	1,056	54,563
	Swiss Life Holding AG	Insurance	742	376,628
	Swiss Prime Site AG	Real Estate Management & Development	1,788	175,187
	Swiss Re AG	Insurance	6,888	591,740
	Swisscom AG	Diversified Telecommunication Services	607	349,683
	Tecan Group AG	Life Sciences Tools & Services	300	170,928
	Temenos AG	Software	1,452	197,834
	UBS Group AG	Capital Markets	77,580	1,247,467
	VAT Group AG	Machinery	612	242,871
	Vifor Pharma AG	Pharmaceuticals	1,224	159,421

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Switzerland ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Zurich Insurance Group AG	Insurance	3,540	$1,455,694

			38,094,371

Total Investments (Cost $36,102,602) 98.7%			38,201,215
Other Assets, less Liabilities 1.3%			494,951

Net Assets 100.0%			$38,696,166

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the value of this security was $18,678, representing 0.0% of net assets.

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Swiss Mid Cap Future Index	Long	12	$422,190	12/17/21	$(24,712)

*As of period end.

See Note 8 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Taiwan ETF

	Six Months Ended September 30,2021 (unaudited)		Year Ended March 31,
			2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$41.12		$23.18		$24.72	$26.34	$25.59

Income from investment operations[b]:

Net investment income (loss)[c]	0.96		0.74		0.89	0.47	(0.02)

Net realized and unrealized gains (losses)	1.88		17.99		(1.56)	(1.85)	0.77

Total from investment operations	2.84		18.73		(0.67)	(1.38)	0.75

Less distributions from net investment income	(0.05)		(0.79)		(0.87)	(0.24)	(—)[d]

Net asset value, end of period	$43.91		$41.12		$23.18	$24.72	$26.34

Total return[e]	6.91%		81.35%		(3.29)%	(5.15)%	2.93%

Ratios to average net assets[f]

Total expenses	0.19%		0.19%		0.19%	0.19%	0.19%

Net investment income (loss)	4.36%		2.24%		3.39%	1.96%	(0.19)%

Supplemental data

Net assets, end of period (000’s)	$43,915		$32,897		$13,906	$14,834	$5,268

Portfolio turnover rate[g]	2.87%	[h]	10.63%	[h]	12.57% [h]	8.71%	3.63%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.001 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[h]Portfolio turnover rate excluding cash creations was as follows:	2.87%	10.63%	12.57%

280	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin FTSE Taiwan ETF

		Industry	Shares	Value
	Common Stocks 99.8%
	China 1.6%
	Airtac International Group	Machinery	7,400	$232,408
	Silergy Corp.	Semiconductors & Semiconductor Equipment	3,100	456,758

				689,166

	Taiwan 98.2%
	Accton Technology Corp.	Communications Equipment	27,250	257,237
	Acer Inc.	Technology Hardware, Storage & Peripherals	144,000	127,923
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	21,158	277,191
	ASE Industrial Holding Co. Ltd.	Semiconductors & Semiconductor Equipment	173,000	676,836
	Asia Cement Corp.	Construction Materials	118,000	193,134
	ASMedia Technology Inc.	Semiconductors & Semiconductor Equipment	2,000	119,883
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	36,000	420,595
	AU Optronics Corp.	Electronic Equipment, Instruments & Components	445,000	281,913
	Capital Securities Corp.	Capital Markets	101,000	55,103
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	37,160	223,409
	Cathay Financial Holding Co. Ltd.	Insurance	418,000	868,692
	Chailease Holding Co. Ltd.	Diversified Financial Services	67,224	593,568
	Chang Hwa Commercial Bank Ltd.	Banks	331,865	195,947
	Cheng Shin Rubber Industry Co. Ltd.	Auto Components	93,000	118,501
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	30,370	83,936
a	China Airlines Ltd.	Airlines	130,000	80,257
	China Development Financial Holding Corp.	Insurance	702,000	357,797
	China Life Insurance Co. Ltd.	Insurance	104,000	108,254
	China Motor Corp.	Automobiles	13,000	34,482
	China Steel Corp.	Metals & Mining	623,000	811,719
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	192,000	761,508
	Compal Electronics Inc.	Technology Hardware, Storage & Peripherals	208,000	176,192
	CTBC Financial Holding Co. Ltd.	Banks	917,000	753,730
	Delta Electronics Inc.	Electronic Equipment, Instruments & Components	109,000	985,912
	E.Sun Financial Holding Co. Ltd.	Banks	640,792	604,900
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	10,000	217,871
a	ENNOSTAR Inc.	Semiconductors & Semiconductor Equipment	32,000	81,549
	Eternal Materials Co. Ltd.	Chemicals	51,000	68,920
a	EVA Airways Corp.	Airlines	120,000	81,406
a	Evergreen Marine Corp. Taiwan Ltd.	Marine	133,035	601,655
	Far Eastern International Bank	Banks	108,770	40,798
	Far Eastern New Century Corp.	Industrial Conglomerates	198,000	212,139
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	81,000	178,802
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	22,500	173,633
	First Financial Holding Co. Ltd.	Banks	516,069	417,701
	Formosa Chemicals & Fibre Corp.	Chemicals	173,000	520,978
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	69,000	245,681
	Formosa Plastics Corp.	Chemicals	246,000	1,002,172
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	52,000	56,087
	Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	56,000	141,304
	Fubon Financial Holding Co. Ltd.	Insurance	411,400	1,132,585
	Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	4,160	61,518
	Giant Manufacturing Co. Ltd.	Leisure Products	15,000	171,479
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	10,720	305,895
	Hiwin Technologies Corp.	Machinery	14,049	156,069
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	603,000	2,272,572
	Hotai Motor Co. Ltd.	Specialty Retail	16,250	341,209
a	HTC Corp.	Technology Hardware, Storage & Peripherals	36,000	47,551
	Hua Nan Financial Holdings Co. Ltd.	Banks	495,883	363,095
	Innolux Corp.	Electronic Equipment, Instruments & Components	440,000	268,480
	Inventec Corp.	Technology Hardware, Storage & Peripherals	153,000	141,684
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	5,160	405,606
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	108,000	242,278

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Taiwan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	MediaTek Inc.	Semiconductors & Semiconductor Equipment	74,750	$2,428,124
	Mega Financial Holding Co. Ltd.	Banks	550,000	632,706
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	35,000	162,686
	momo.com Inc.	Internet & Direct Marketing Retail	2,925	170,079
	Nan Ya Plastics Corp.	Chemicals	285,000	936,003
	Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	10,600	165,503
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	41,250	97,571
	Nien Made Enterprise Co. Ltd.	Household Durables	7,250	103,049
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	28,850	424,562
a	OBI Pharma Inc.	Biotechnology	7,194	26,854
a	Oneness Biotech Co. Ltd.	Pharmaceuticals	15,000	99,603
	Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	3,500	207,911
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	103,000	247,698
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	134,000	162,327
	Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	36,000	135,030
	President Chain Store Corp.	Food & Staples Retailing	28,500	286,427
	Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	134,000	372,750
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	24,000	426,841
	Shin Kong Financial Holding Co. Ltd.	Insurance	637,565	213,052
	Sino-American Silicon Products Inc.	Semiconductors & Semiconductor Equipment	27,000	175,894
	SinoPac Financial Holdings Co. Ltd.	Banks	530,000	264,425
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	68,000	127,406
	Taishin Financial Holding Co. Ltd.	Banks	546,985	355,357
	Taiwan Business Bank	Banks	258,653	88,754
	Taiwan Cement Corp.	Construction Materials	263,352	482,079
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	495,249	392,850
	Taiwan Fertilizer Co. Ltd.	Chemicals	37,000	90,041
	Taiwan Glass Industry Corp.	Building Products	82,000	87,120
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	106,000	112,618
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	83,000	294,636
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	14,000	49,044
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	406,000	8,452,110
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	95,000	106,558
	The Shanghai Commercial & Savings Bank Ltd.	Banks	165,000	262,953
	Transcend Information Inc.	Technology Hardware, Storage & Peripherals	14,000	33,718
	U-Ming Marine Transport Corp.	Marine	21,000	51,708
	Uni-President Enterprises Corp.	Food Products	242,000	593,263
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	65,000	307,963
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	589,000	1,353,027
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	46,000	250,139
	Voltronic Power Technology Corp.	Electrical Equipment	2,500	153,443
	Walsin Lihwa Corp.	Electrical Equipment	160,000	144,721
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	25,000	137,291
	Wan Hai Lines Ltd.	Marine	40,700	297,283
	Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	20,500	228,101
	Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	149,000	141,724
	Wistron Corp.	Technology Hardware, Storage & Peripherals	142,000	140,163
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	4,250	132,715
a	Yageo Corp.	Electronic Equipment, Instruments & Components	23,300	370,067
a	Yang Ming Marine Transport Corp.	Marine	83,000	356,006
	Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	587,560	520,907
a	Yulon Motor Co. Ltd.	Automobiles	28,165	43,167
	Yulon Nissan Motor Co. Ltd.	Automobiles	1,000	9,027

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Taiwan ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Taiwan (continued)
Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	32,000	$113,595

			43,137,985

Total Investments (Cost $31,478,353) 99.8%			43,827,151
Other Assets, less Liabilities 0.2%			87,493

Net Assets 100.0%			$43,914,644

aNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE United Kingdom ETF

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31,
			2021		2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.78		$17.92		$24.23	$25.23	$24.89

Income from investment operations[b]:

Net investment income[c]	0.59		0.84		1.08	1.05	0.38

Net realized and unrealized gains (losses)	0.64		5.62		(6.30)	(1.21)	0.07

Total from investment operations	1.23		6.46		(5.22)	(0.16)	0.45

Less distributions from net investment income	(0.43)		(0.60)		(1.09)	(0.84)	(0.11)

Net asset value, end of period	$24.58		$23.78		$17.92	$24.23	$25.23

Total return[d]	5.09%		36.19%		(22.42)%	(0.51)%	1.80%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.09%		0.09%		0.09%	0.09%	0.09%

Expenses net of waiver and payments by affiliates	0.09%		0.09%		0.09%	0.09%	0.09%

Net investment income	4.71%		3.98%		4.84%	4.46%	3.68%

Supplemental data

Net assets, end of period (000’s)	$336,809		$205,673		$89,624	$29,076	$2,523

Portfolio turnover rate[f]	2.99%	[g]	7.26%	[g]	4.41% [g]	10.10%	1.61%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	2.99%	7.26%	4.41%

284	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2021 (unaudited)

Franklin FTSE United Kingdom ETF

		Industry	Shares	Value
	Common Stocks 99.2%
	Australia 2.7%
	Rio Tinto PLC	Metals & Mining	137,000	$9,076,414

	Bermuda 0.1%
	Hiscox Ltd.	Insurance	42,526	481,426

	Chile 0.2%
	Antofagasta PLC	Metals & Mining	43,566	800,069

	Cyprus 0.2%
	Polymetal International PLC	Metals & Mining	44,936	762,215

	Czech Republic 0.2%
a	Avast PLC, 144A	Software	70,181	537,301

	Germany 0.1%
b,c	TUI AG	Hotels, Restaurants & Leisure	92,668	402,211

	Ireland 4.8%
	CRH PLC	Construction Materials	98,640	4,641,745
	DCC PLC	Industrial Conglomerates	12,423	1,038,200
	Experian PLC	Professional Services	115,080	4,824,178
b	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	20,824	4,121,857
	Smurfit Kappa Group PLC	Containers & Packaging	32,606	1,702,298

				16,328,278

	Isle Of Man 0.6%
b	GVC Holdings PLC	Hotels, Restaurants & Leisure	73,432	2,108,957

	Mexico 0.1%
	Fresnillo PLC	Metals & Mining	23,016	242,497

	Netherlands 6.5%
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	516,490	11,525,577
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	467,444	10,397,070

				21,922,647

	Russia 0.2%
	Evraz PLC	Metals & Mining	72,610	581,940

	Switzerland 2.6%
	Coca-Cola HBC AG	Beverages	24,660	797,675
	Glencore PLC	Metals & Mining	1,669,756	7,921,608

				8,719,283

	United Kingdom 80.9%
	3i Group PLC	Capital Markets	119,738	2,068,966
	Abrdn PLC	Capital Markets	269,890	930,144
	Admiral Group PLC	Insurance	26,578	1,113,797
	Anglo American PLC	Metals & Mining	154,810	5,474,157
	Ashmore Group PLC	Capital Markets	57,669	264,844
	Ashtead Group PLC	Trading Companies & Distributors	56,444	4,296,961
	Associated British Foods PLC	Food Products	43,840	1,099,477
	AstraZeneca PLC	Pharmaceuticals	195,088	23,563,748
a	Auto Trader Group PLC, 144A	Interactive Media & Services	118,094	937,559
	AVEVA Group PLC	Software	14,796	718,207
	Aviva PLC	Insurance	493,200	2,632,760
	B&M European Value Retail SA	Multiline Retail	112,340	894,604
	BAE Systems PLC	Aerospace & Defense	406,068	3,094,594
	Barclays PLC	Banks	2,133,638	5,454,586
	Barratt Developments PLC	Household Durables	127,136	1,132,083
	Bellway PLC	Household Durables	15,344	678,395
	Berkeley Group Holdings PLC	Household Durables	13,158	773,888
	BHP Group PLC	Metals & Mining	261,944	6,668,977

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE United Kingdom ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	BP PLC	Oil, Gas & Consumable Fuels		2,504,908	$11,493,611
	British American Tobacco PLC	Tobacco		287,426	10,091,827
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	116,724	779,370
b	BT Group PLC	Diversified Telecommunication Services		948,588	2,043,888
	Bunzl PLC	Trading Companies & Distributors		42,470	1,405,842
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		50,690	1,240,514
b	Centrica PLC	Multi-Utilities		741,170	566,435
b	Compass Group PLC	Hotels, Restaurants & Leisure		224,406	4,611,287
a	ConvaTec Group PLC, 144A	Health Care Equipment & Supplies		201,116	585,738
	Croda International PLC	Chemicals		16,988	1,957,070
	Dechra Pharmaceuticals PLC	Pharmaceuticals		13,152	860,075
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	12,695	591,917
	Diageo PLC	Beverages		289,344	14,068,343
	Direct Line Insurance Group PLC	Insurance		170,976	667,631
b	Dr. Martens PLC	Textiles, Apparel & Luxury Goods		62,472	331,883
	DS Smith PLC	Containers & Packaging		160,838	895,440
b	easyJet PLC	Airlines		47,102	420,944
	Electrocomponents PLC	Trading Companies & Distributors		59,184	860,252
	Ferguson PLC	Trading Companies & Distributors		28,222	3,932,792
	GlaxoSmithKline PLC	Pharmaceuticals		622,254	11,776,434
	Halma PLC	Electronic Equipment, Instruments & Components		47,676	1,826,950
	Hargreaves Lansdown PLC	Capital Markets		47,676	920,225
	Hikma Pharmaceuticals PLC	Pharmaceuticals		21,399	706,907
	HomeServe PLC	Commercial Services & Supplies		34,910	425,756
	Howden Joinery Group PLC	Trading Companies & Distributors		71,788	867,093
	HSBC Holdings PLC	Banks		2,574,504	13,539,936
	IMI PLC	Machinery		33,702	754,339
	Imperial Brands PLC	Tobacco		118,642	2,493,148
b	Informa PLC	Media		187,964	1,392,407
b	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		23,016	1,475,960
	Intermediate Capital Group PLC	Capital Markets		35,072	967,067
b	International Consolidated Airlines Group SA	Airlines		140,562	338,305
	Intertek Group PLC	Professional Services		20,276	1,360,670
b	ITV PLC	Media		469,910	675,421
	J Sainsbury PLC	Food & Staples Retailing		215,912	830,871
	JD Sports Fashion PLC	Specialty Retail		61,924	875,448
	Johnson Matthey PLC	Chemicals		23,838	863,012
	Kingfisher PLC	Specialty Retail		265,506	1,204,654
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	89,598	842,042
	Legal & General Group PLC	Insurance		745,828	2,826,847
	Lloyds Banking Group PLC	Banks		8,921,988	5,602,355
	London Stock Exchange Group PLC	Capital Markets		45,758	4,596,487
	M&G PLC	Diversified Financial Services		326,608	896,618
b	Meggitt PLC	Aerospace & Defense		98,652	982,201
	Melrose Industries PLC	Industrial Conglomerates		544,986	1,278,975
	Mondi PLC	Paper & Forest Products		61,102	1,507,268
	National Grid PLC	Multi-Utilities		447,168	5,333,600
	Natwest Group PLC	Banks		659,518	1,999,949
	Next PLC	Multiline Retail		15,892	1,759,666
b	NMC Health PLC	Health Care Providers & Services		3,705	—
b	Ocado Group PLC	Food & Staples Retailing		61,376	1,375,824
	Pearson PLC	Media		93,982	901,998
	Pennon Group PLC	Water Utilities		35,620	544,160
	Persimmon PLC	Household Durables		40,004	1,439,103
	Phoenix Group Holdings PLC	Insurance		79,186	689,310
	Prudential PLC	Insurance		329,074	6,455,938
a	Quilter PLC, 144A	Capital Markets		215,638	414,327

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE United Kingdom ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Reckitt Benckiser Group PLC	Household Products		79,734	$6,267,796
	RELX PLC	Professional Services		234,270	6,781,902
	Renishaw PLC	Electronic Equipment, Instruments & Components		4,263	272,916
	Rentokil Initial PLC	Commercial Services & Supplies		234,544	1,845,620
	Rightmove PLC	Interactive Media & Services		108,230	997,299
b	Rolls-Royce Holdings PLC	Aerospace & Defense		1,055,174	1,993,834
	Royal Mail PLC	Air Freight & Logistics		115,354	655,124
	Schroders PLC	Capital Markets		13,974	677,364
	Segro PLC	Equity Real Estate Investment Trusts (REITs	)	150,426	2,423,782
	Severn Trent PLC	Water Utilities		31,510	1,106,349
	Smith & Nephew PLC	Health Care Equipment & Supplies		110,696	1,920,938
	Smiths Group PLC	Industrial Conglomerates		49,320	958,274
	Spirax-Sarco Engineering PLC	Machinery		9,316	1,880,416
	SSE PLC	Electric Utilities		131,246	2,780,129
	St. James’s Place Capital PLC	Capital Markets		66,856	1,358,490
	Standard Chartered PLC	Banks		321,402	1,889,461
	Tate & Lyle PLC	Food Products		58,910	549,506
	Taylor Wimpey PLC	Household Durables		454,566	954,920
	Tesco PLC	Food & Staples Retailing		962,836	3,288,443
	The Sage Group PLC	Software		135,630	1,297,693
b	THG PLC	Internet & Direct Marketing Retail		130,972	895,342
	Travis Perkins PLC	Trading Companies & Distributors		28,525	590,387
	Unilever PLC	Personal Products		325,238	17,563,318
	United Utilities Group PLC	Water Utilities		85,762	1,119,831
	Vodafone Group PLC	Wireless Telecommunication Services		3,490,760	5,332,768
b	Weir Group PLC	Machinery		32,606	743,656
b	Whitbread PLC	Hotels, Restaurants & Leisure		25,482	1,139,333
	Wickes Group PLC	Specialty Retail		31,918	97,951
	William Morrison Supermarkets PLC	Food & Staples Retailing		280,576	1,114,137
	WPP PLC	Media		147,412	1,988,624

					272,429,480

	Total Common Stocks (Cost $330,591,565)				334,392,718

	Short Term Investments 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	United States 0.1%
d,e	Institutional Fiduciary Trust Portfolio, 0.01%	Money Market Funds		217,580	217,580

	Total Investments (Cost $330,809,145) 99.3%				334,610,298
	Other Assets, less Liabilities 0.7%				2,199,105

	Net Assets 100.0%				$336,809,403

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2021, the aggregate value of these securities was $2,474,925, representing 0.7% of net assets.

bNon-income producing.

cA portion or all of the security is on loan at September 30, 2021. See Note 1(d).

dThe rate shown is the annualized seven-day effective yield at period end.

eSee Note 3(c) regarding investments in affiliated management investment companies.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE United Kingdom ETF (continued)

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
FTSE 100 Index	Long	20	$1,907,511	12/17/21	$21,278

*As of period end.

See Note 8 regarding other derivative information.

See Abbreviations on page 339.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2021 (unaudited)

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$30,543,220	$20,947,807	$251,836,323	$23,681,181
Cost – Non-controlled affiliates (Note 3c)	92,451	—	—	—

Value – Unaffiliated issuers+	$32,373,311	$23,743,731	$198,860,248	$27,431,665
Value – Non-controlled affiliates (Note 3c)	92,451	—	—	—
Cash	—	—	2,749	—
Foreign currency, at value (cost $21,904, $173,492, $2,961,367 and $26,423, respectively)	21,838	173,497	2,961,148	26,583
Receivables:
Dividends and interest	51,011	44,428	511,561	49,437
Variation margin on futures contracts	562	—	—	—
Deposits with brokers for:
Futures contracts	5,234	—	491,002	—
Other assets	48	—	—	—

Total assets	32,544,455	23,961,656	202,826,708	27,507,685

Liabilities:
Payables:
Investment securities purchased	—	—	—	135
Management fees	5,173	1,802	33,537	2,075
Variation margin on futures contracts	—	—	12,300	—
Funds advanced by custodian	3,909	160,083	—	17,297
Deferred tax	172,194	—	—	—
Payable upon return of securities loaned	92,451	—	—	—

Total liabilities	273,727	161,885	45,837	19,507

Net assets, at value	$32,270,728	$23,799,771	$202,780,871	$27,488,178

Net assets consist of:
Paid-in capital	$31,502,881	$20,973,600	$298,801,537	$23,737,127
Total distributable earnings (loss)	767,847	2,826,171	(96,020,666)	3,751,051

Net assets, at value	$32,270,728	$23,799,771	$202,780,871	$27,488,178

Shares outstanding	1,200,000	800,000	10,100,000	850,000

Net asset value per share	$26.89	$29.75	$20.08	$32.34

+Includes securities loaned	90,374	—	—	—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2021 (unaudited)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$135,459,071	$156,241,384	$15,164,517	$9,996,682
Cost – Non-controlled affiliates (Note 3c)	679,900	—	8,600	—

Value – Unaffiliated issuers+	$127,797,721	$191,271,360	$16,431,391	$10,530,166
Value – Non-controlled affiliates (Note 3c)	679,900	—	8,600	—
Cash	68,048	301,964	280	—
Foreign currency, at value (cost $103,726, $137,035 and $56,248 respectively)	103,733	135,905	55,664	—
Receivables:
Dividends and interest++	148,828	570,252	29,247	9,203
Investment securities sold	—	—	—	116,018
Capital shares sold	—	—	—	—
Variation margin on futures contracts	2,703	—	—	—
Deposits with brokers for:
Futures contracts	26,174	58,822	3,521	—
Unrealized appreciation on OTC forward exchange contracts	—	—	317,897	—
Other assets	—	122	35	—

Total assets	128,827,107	192,338,425	16,846,635	10,655,387

Liabilities:
Payables:
Investment securities purchased	34,227	312	323,658	—
Capital shares redeemed	—	—	—	—
Management fees	20,217	14,773	1,246	807
Variation margin on futures contracts	—	1,962	149	—
Funds advanced by custodian	—	—	—	4,640
Foreign currency advanced by custodian	—	—	—	122,588
Payable upon return of securities loaned	679,900	—	—	—
Unrealized depreciation on OTC forward exchange contracts	—	—	256	—

Total liabilities	734,344	17,047	325,309	128,035

Net assets, at value	$128,092,763	$192,321,378	$16,521,326	$10,527,352

Net assets consist of:
Paid-in capital	$140,331,487	$141,904,942	$15,547,877	$9,920,684
Total distributable earnings (loss)	(12,238,724)	50,416,436	973,449	606,668

Net assets, at value	$128,092,763	$192,321,378	$16,521,326	$10,527,352

Shares outstanding	4,800,000	6,800,000	600,000	350,000

Net asset value per share	$26.69	$28.28	$27.54	$30.08

+Includes securities loaned	662,370	—	—	—
++Includes European Union tax reclaims	—	405,422	15,451	—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2021 (unaudited)

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$12,040,319	$15,183,311	$28,596,485	$3,406,936

Value – Unaffiliated issuers	$12,832,999	$15,368,863	$38,639,991	$4,017,496
Cash	5,442	467	124,673	289
Foreign currency, at value (cost $3,841, $13,222, $3,491 and $601. respectively)	3,798	13,221	3,486	594
Receivables:
Dividends and interest++	24,946	33,033	38,718	444
Variation margin on futures contracts	—	94	—	—
Deposits with brokers for:
Futures contracts	1,374	3,067	9,350	—

Total assets	12,868,559	15,418,745	38,816,218	4,018,823

Liabilities:
Payables:
Management fees	991	1,186	5,331	305
Variation margin on futures contracts	55	—	1,380	—
Funds advanced by custodian	—	—	—	—
Deferred tax	—	—	1,110,827	—

Total liabilities	1,046	1,186	1,117,538	305

Net assets, at value	$12,867,513	$15,417,559	$37,698,680	$4,018,518

Net assets consist of:
Paid-in capital	$12,356,554	$15,516,985	$29,918,084	$3,728,641
Total distributable earnings (loss)	510,959	(99,426)	7,780,596	289,877

Net assets, at value	$12,867,513	$15,417,559	$37,698,680	$4,018,518

Shares outstanding	500,000	600,000	1,150,000	150,000

Net asset value per share	$25.74	$25.70	$32.78	$26.79

++Includes European Union tax reclaims	25,984	—	—	450

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2021 (unaudited)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$633,348,680	$13,440,152	$4,688,111	$9,962,232
Cost – Non-controlled affiliates (Note 3c)	357,746	19,193	—	—

Value – Unaffiliated issuers	$682,528,609	$12,719,993	$4,384,181	$10,918,226
Value – Non-controlled affiliates (Note 3c)	357,746	19,193	—	—
Cash	—	—	—	—
Foreign currency, at value (cost $487,420, $31,951, $48,647 and $64,398, respectively)	485,078	31,531	48,505	63,696
Receivables:
Dividends and interest++	4,948,659	92,153	9,561	7,086
Deposits with brokers for:
Futures contracts	217,791	6,049	2,342	—
Unrealized appreciation on OTC forward exchange contracts	—	188,761	—	—

Total assets	688,537,883	13,057,680	4,444,589	10,989,008

Liabilities:
Payables:
Investment securities purchased	162,554	179,281	—	18,415
Management fees	48,431	959	723	1,661
Variation margin on futures contracts	220,506	4,865	821	—
Funds advanced by custodian	—	—	44,480	44,223
Unrealized depreciation on OTC forward exchange contracts	—	226	—	—

Total liabilities	431,491	185,331	46,024	64,299

Net assets, at value	$688,106,392	$12,872,349	$4,398,565	$10,924,709

Net assets consist of:
Paid-in capital	$629,913,681	$13,252,790	$4,811,023	$10,586,132
Total distributable earnings (loss)	58,192,711	(380,441)	(412,458)	338,577

Net assets, at value	$688,106,392	$12,872,349	$4,398,565	$10,924,709

Shares outstanding	22,200,000	400,000	200,000	450,000

Net asset value per share	$31.00	$32.18	$21.99	$24.28

++Includes European Union tax reclaims	2,133	327	—	—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2021 (unaudited)

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$16,075,874	$2,476,821	$3,453,981	$59,164,636

Value – Unaffiliated issuers	$20,005,788	$3,553,668	$3,800,605	$63,687,933
Cash	66	—	—	14,403
Foreign currency, at value (cost $-, $4,659, $28,677 and $8,506, respectively)	—	4,658	28,634	8,272
Receivables:
Dividends and interest	21,267	3,655	8,831	61,836
Investment securities sold	—	—	—	2,878,874
Deposits with brokers for:
Futures contracts	—	—	—	—
Other assets	—	—	—	3,264

Total assets	20,027,121	3,561,981	3,838,070	66,654,582

Liabilities:
Payables:
Investment securities purchased	—	—	14,741	—
Capital shares redeemed	—	—	—	2,894,341
Management fees	3,034	1,119	600	5,124
Variation margin on futures contracts	—	—	—	—
Funds advanced by custodian	—	982	19,990	—

Total liabilities	3,034	2,101	35,331	2,899,465

Net assets, at value	$20,024,087	$3,559,880	$3,802,739	$63,755,117

Net assets consist of:
Paid-in capital	$15,963,873	$2,482,525	$3,707,866	$65,129,318
Total distributable earnings (loss)	4,060,214	1,077,355	94,873	(1,374,201)

Net assets, at value	$20,024,087	$3,559,880	$3,802,739	$63,755,117

Shares outstanding	600,000	100,000	150,000	2,200,000

Net asset value per share	$33.37	$35.60	$25.35	$28.98

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2021 (unaudited)

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$36,102,602	$31,478,353	$330,591,565
Cost – Non-controlled affiliates (Note 3c)	—	—	217,580

Value – Unaffiliated issuers+	$38,201,215	$43,827,151	$334,392,718
Value – Non-controlled affiliates (Note 3c)	—	—	217,580
Cash	4,466	—	419,452
Foreign currency, at value (cost $15,014, $60,525 and $1,118,608, respectively)	14,853	60,376	1,107,097
Receivables:
Dividends and interest++	447,486	81,914	749,664
Investment securities sold	—	—	434
Variation margin on futures contracts	—	—	—
Deposits with brokers for:
Futures contracts	31,434	—	165,416

Total assets	38,699,454	43,969,441	337,052,361

Liabilities:
Payables:
Management fees	3,001	7,063	24,983
Variation margin on futures contracts	287	—	395
Funds advanced by custodian	—	47,734	—
Payable upon return of securities loaned	—	—	217,580

Total liabilities	3,288	54,797	242,958

Net assets, at value	$38,696,166	$43,914,644	$336,809,403

Net assets consist of:
Paid-in capital	$33,444,246	$30,816,575	$333,435,949
Total distributable earnings (loss)	5,251,920	13,098,069	3,373,454

Net assets, at value	$38,696,166	$43,914,644	$336,809,403

Shares outstanding	1,200,000	1,000,000	13,700,000

Net asset value per share	$32.25	$43.91	$24.58

+Includes securities loaned	—	—	207,126
++Includes European Union tax reclaims	442,261	—	3,654

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2021 (unaudited)

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$493,959	$532,288	$7,697,369	$339,244
Non-cash dividends	—	111,624	—	—
Interest:
Unaffiliated issuers	48	—	—	—
Interest from securities loaned: (Note 1d)
Unaffiliated issuers (net of fees and rebates)	96	—	—	—

Total investment income	494,103	643,912	7,697,369	339,244

Expenses:
Management fees (Note 3a)	32,584	11,060	170,858	12,405
Other	—	—	—	—

Total expenses	32,584	11,060	170,858	12,405
Expenses waived/paid by affiliates (Note 3c)	(105)	—	—	—

Net investment income	461,624	632,852	7,526,511	326,839

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(302,740)	(11,896)	(7,592,347)	(32,598)
In-kind redemptions	—	—	—	—
Foreign currency transactions	(2,707)	(9,518)	(113,484)	(662)
Futures contracts	(22,193)	—	(55,351)	—

Net realized gain (loss)	(327,640)	(21,414)	(7,761,182)	(33,260)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(1,952,211)	311,949	(27,182,396)	1,652,113
Translation of other assets and liabilities denominated in foreign currencies	1,964	157	(11,486)	43
Futures contracts	6,252	—	(122,519)	—
Change in deferred taxes on unrealized appreciation	(105,972)	—	—	—

Net change in unrealized appreciation (depreciation)	(2,049,967)	312,106	(27,316,401)	1,652,156

Net realized and unrealized gain (loss)	(2,377,607)	290,692	(35,077,583)	1,618,896

Net increase (decrease) in net assets resulting from operations	$(1,915,983)	$923,544	$(27,551,072)	$1,945,735

[a]Foreign taxes withheld on dividends	$56,657	$6,437	$138,872	$58,255

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2021 (unaudited)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$1,855,505	$4,180,734	$301,368	$243,483
Interest from securities loaned: (Note 1d)
Unaffiliated issuers (net of fees and rebates)	3,468	304	—	—
Non-Controlled affiliates (Note 3c)	39	—	—	—

Total investment income	1,859,012	4,181,038	301,368	243,483

Expenses:
Management fees (Note 3a)	119,083	97,022	7,419	3,948
Other	—	180	20	—

Total expenses	119,083	97,202	7,439	3,948
Expenses waived/paid by affiliates (Note 3c)	(226)	(3)	(8)	—

Net investment income	1,740,155	4,083,839	293,937	239,535

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(2,208,044)	258,746	(99,503)	(19,127)
In-kind redemptions	2,285,872	17,495,426	—	—
Foreign currency transactions	(8,660)	6,700	1,001	(19)
Forwards exchange contracts	—	—	251,432	—
Futures contracts	(123,052)	71,632	10,813	—

Net realized gain (loss)	(53,884)	17,832,504	163,743	(19,146)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(24,013,835)	(6,493,976)	706,273	166,810
Translation of other assets and liabilities denominated in foreign currencies	49	(8,191)	(1,150)	(256)
Futures contracts	(3,684)	(18,171)	(3,442)	—
Forward exchange contracts	—	—	20,104	—

Net change in unrealized appreciation (depreciation)	(24,017,470)	(6,520,338)	721,785	166,554

Net realized and unrealized gain (loss)	(24,071,354)	11,312,166	885,528	147,408

Net increase (decrease) in net assets resulting from operations	$(22,331,199)	$15,396,005	$1,179,465	$386,943

[a]Foreign taxes withheld on dividends	$146,601	$485,895	$38,200	$42,486

296	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2021 (unaudited)

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$230,952	$334,031	$191,462	$77,736

Total investment income	230,952	334,031	191,462	77,736

Expenses:
Management fees (Note 3a)	6,051	7,646	27,091	1,857
Other	6	—	—	2

Total expenses	6,057	7,646	27,091	1,859

Net investment income	224,895	326,385	164,371	75,877

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(32,096)	(153,409)	(90,218)	(7,124)
In-kind redemptions	—	—	—	—
Foreign currency transactions	(236)	9	4,615	(275)
Futures contracts	911	(5,164)	—	1,105

Net realized gain (loss)	(31,421)	(158,564)	(85,603)	(6,294)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(191,021)	(1,453,316)	5,533,731	36,982
Translation of other assets and liabilities denominated in foreign currencies	(1,039)	—	(322)	(7)
Futures contracts	(466)	53	(473)	—
Change in deferred taxes on unrealized appreciation	—	—	(685,240)	—

Net change in unrealized appreciation (depreciation)	(192,526)	(1,453,263)	4,847,696	36,975

Net realized and unrealized gain (loss)	(223,947)	(1,611,827)	4,762,093	30,681

Net increase (decrease) in net assets resulting from operations	$948	$(1,285,442)	$4,926,464	$106,558

[a]Foreign taxes withheld on dividends	$36,370	$158	$54,743	$12,131

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	297

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2021 (unaudited)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$6,075,430	$138,996	$148,355	$111,723

Total investment income	6,075,430	138,996	148,355	111,723

Expenses:
Management fees (Note 3a)	262,537	9,103	4,622	7,280
Other	106	—	—	—

Total expenses	262,643	9,103	4,622	7,280
Expenses waived/paid by affiliates (Note 3c)	(358)	(35)	—	—

Net investment income	5,813,145	129,928	143,733	104,443

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(2,452,376)	(141,149)	(70,185)	(52,404)
In-kind redemptions	13,826,428	663,170	—	—
Foreign currency transactions	(18,588)	(394)	(859)	(32)
Futures contracts	139,335	(14,260)	(579)	—
Forwards exchange contracts	—	772,045	—	—

Net realized gain (loss)	11,494,799	1,279,412	(71,623)	(52,436)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	4,316,769	(300,173)	(90,952)	540,285
Translation of other assets and liabilities denominated in foreign currencies	28,087	193	(82)	(801)
Futures contracts	(6,629)	(707)	(823)	—
Forward exchange contracts	—	(656,720)	—	—

Net change in unrealized appreciation (depreciation)	4,338,227	(957,407)	(91,857)	539,484

Net realized and unrealized gain (loss)	15,833,026	322,005	(163,480)	487,048

Net increase (decrease) in net assets resulting from operations	$21,646,171	$451,933	$(19,747)	$591,491

[a]Foreign taxes withheld on dividends	$669,046	$15,233	$6,217	$5,347

298	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2021 (unaudited)

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$700,290	$59,906	$62,108	$203,375
Interest from securities loaned: (Note 1d)
Unaffiliated issuers (net of fees and rebates)	—	—	—	1,402

Total investment income	700,290	59,906	62,108	204,777

Expenses:
Management fees (Note 3a)	15,669	6,445	2,764	32,746
Other	—	—	—	—

Total expenses	15,669	6,445	2,764	32,746
Expenses waived/paid by affiliates (Note 3c)	—	—	—	(10)

Net investment income	684,621	53,461	59,344	172,041

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	136,918	24,887	(67,756)	(1,616,715)
In-kind redemptions	—	—	—	—
Foreign currency transactions	(548)	(13)	(841)	(25,090)
Futures contracts	—	—	—	27,540
Forwards exchange contracts	—	(38)	—	—

Net realized gain (loss)	136,370	24,836	(68,597)	(1,614,265)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	2,824,681	484,056	(42,918)	(4,231,468)
Translation of other assets and liabilities denominated in foreign currencies	547	(1)	(90)	13,152
Futures contracts	—	—	—	(2,310)

Net change in unrealized appreciation (depreciation)	2,825,228	484,055	(43,008)	(4,220,626)

Net realized and unrealized gain (loss)	2,961,598	508,891	(111,605)	(5,834,891)

Net increase (decrease) in net assets resulting from operations	$3,646,219	$562,352	$(52,261)	$(5,662,850)

[a]Foreign taxes withheld on dividends	$77,810	$2,863	$10,621	$52,620

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	299

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2021 (unaudited)

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$657,101	$991,126	$5,941,624
Interest from securities loaned: (Note 1d)
Unaffiliated issuers (net of fees and rebates)	—	—	5,786
Non-Controlled affiliates (Note 3c)	—	—	8

Total investment income	657,101	991,126	5,947,418

Expenses:
Management fees (Note 3a)	22,953	41,422	111,610

Total expenses	22,953	41,422	111,610
Expenses waived/paid by affiliates (Note 3c)	—	—	(37)

Net investment income	634,148	949,704	5,835,845

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(46,689)	(25,964)	(1,180,013)
In-kind redemptions	3,468,239	—	—
Foreign currency transactions	(442)	(604)	(19,182)
Futures contracts	64,629	(2,809)	51,319
Forwards exchange contracts	—	(84)	—

Net realized gain (loss)	3,485,737	(29,461)	(1,147,876)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	919,450	1,736,028	2,633,622
Translation of other assets and liabilities denominated in foreign currencies	(363)	(429)	(15,265)
Futures contracts	(33,372)	—	28,675

Net change in unrealized appreciation (depreciation)	885,715	1,735,599	2,647,032

Net realized and unrealized gain (loss)	4,371,452	1,706,138	1,499,156

Net increase (decrease) in net assets resulting from operations	$5,005,600	$2,655,842	$7,335,001

[a]Foreign taxes withheld on dividends	$100,629	$245,541	$17,230

300	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin FTSE Asia ex Japan ETF		Franklin FTSE Australia ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income	$461,624	$376,018	$632,852	$504,912
Net realized gain (loss)	(327,640)	(291,780)	(21,414)	407,134
Net change in unrealized appreciation (depreciation)	(2,049,967)	7,262,830	312,106	6,448,995

Net increase (decrease) in net assets resulting from operations	(1,915,983)	7,347,068	923,544	7,361,041

Distributions to shareholders: (Note 1f)	(129,214)	(347,651)	(418,842)	(369,523)

Capital share transactions: (Note 2)	(651)	12,605,123	—	8,483,275

Net increase (decrease) in net assets	(2,045,848)	19,604,540	504,702	15,474,793
Net assets:
Beginning of period	34,316,576	14,712,036	23,295,069	7,820,276

End of Period	$32,270,728	$34,316,576	$23,799,771	$23,295,069

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	301

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Brazil ETF		Franklin FTSE Canada ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income	$7,526,511	$2,583,991	$326,839	$244,759
Net realized gain (loss)	(7,761,182)	(25,392,559)	(33,260)	(81,484)
Net change in unrealized appreciation (depreciation)	(27,316,401)	68,757,511	1,652,156	3,599,762

Net increase (decrease) in net assets resulting from operations	(27,551,072)	45,948,943	1,945,735	3,763,037

Distributions to shareholders: (Note 1f)	(1,999,994)	(3,244,165)	(203,041)	(170,739)

Capital share transactions: (Note 2)	124,675,531	(37,747,916)	1,585,234	15,691,933

Net increase (decrease) in net assets	95,124,465	4,956,862	3,327,928	19,284,231
Net assets:
Beginning of period	107,656,406	102,699,544	24,160,250	4,876,019

End of Period	$202,780,871	$107,656,406	$27,488,178	$24,160,250

302	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE China ETF		Franklin FTSE Europe ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income	$1,740,155	$810,357	$4,083,839	$5,490,917
Net realized gain (loss)	(53,884)	(588,268)	17,832,504	9,094,885
Net change in unrealized appreciation (depreciation)	(24,017,470)	18,699,200	(6,520,338)	64,726,941

Net increase (decrease) in net assets resulting from operations	(22,331,199)	18,921,289	15,396,005	79,312,743

Distributions to shareholders: (Note 1f)	(93,153)	(880,709)	(4,554,221)	(4,581,765)

Capital share transactions: (Note 2)	29,735,025	53,934,391	(47,646,833)	63,039,215

Net increase (decrease) in net assets	7,310,673	71,974,971	(36,805,049)	137,770,193
Net assets:
Beginning of period	120,782,090	48,807,119	229,126,427	91,356,234

End of Period	$128,092,763	$120,782,090	$192,321,378	$229,126,427

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	303

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Europe Hedged ETF		Franklin FTSE France ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income	$293,937	$155,027	$239,535	$112,786
Net realized gain (loss)	163,743	(555,366)	(19,146)	(675,930)
Net change in unrealized appreciation (depreciation)	721,785	2,245,041	166,554	3,137,166

Net increase (decrease) in net assets resulting from operations	1,179,465	1,844,702	386,943	2,574,022

Distributions to shareholders: (Note 1f)	(87,265)	(93,163)	(90,966)	(109,487)

Capital share transactions: (Note 2)	—	9,846,602	3,120,862	(4,055,531)

Net increase (decrease) in net assets	1,092,200	11,598,141	3,416,839	(1,590,996)
Net assets:
Beginning of period	15,429,126	3,830,985	7,110,513	8,701,509

End of Period	$16,521,326	$15,429,126	$10,527,352	$7,110,513

304	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Germany ETF		Franklin FTSE Hong Kong ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income	$224,895	$186,390	$326,385	$499,556
Net realized gain (loss)	(31,421)	64,451	(158,564)	244,531
Net change in unrealized appreciation (depreciation)	(192,526)	2,486,044	(1,453,263)	4,939,038

Net increase (decrease) in net assets resulting from operations	948	2,736,885	(1,285,442)	5,683,125

Distributions to shareholders: (Note 1f)	(214,429)	(182,573)	(158,596)	(524,795)

Capital share transactions: (Note 2)	3,988,190	2,356,392	—	(3,730,050)

Net increase (decrease) in net assets	3,774,709	4,910,704	(1,444,038)	1,428,280
Net assets:
Beginning of period	9,092,804	4,182,100	16,861,597	15,433,317

End of Period	$12,867,513	$9,092,804	$15,417,559	$16,861,597

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	305

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE India ETF		Franklin FTSE Italy ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income	$164,371	$116,966	$75,877	$100,370
Net realized gain (loss)	(85,603)	(608,636)	(6,294)	(136,896)
Net change in unrealized appreciation (depreciation)	4,847,696	6,744,772	36,975	1,456,119

Net increase (decrease) in net assets resulting from operations	4,926,464	6,253,102	106,558	1,419,593

Distributions to shareholders: (Note 1f)	(43,446)	(92,142)	(62,413)	(86,540)

Capital share transactions: (Note 2)	9,271,514	8,593,234	—	—

Net increase (decrease) in net assets	14,154,532	14,754,194	44,145	1,333,053
Net assets:
Beginning of period	23,544,148	8,789,954	3,974,373	2,641,320

End of Period	$37,698,680	$23,544,148	$4,018,518	$3,974,373

306	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Japan ETF		Franklin FTSE Japan Hedged ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income	$5,813,145	$9,355,858	$129,928	$237,408
Net realized gain (loss)	11,494,799	20,175,822	1,279,412	50,651
Net change in unrealized appreciation (depreciation)	4,338,227	124,382,389	(957,407)	1,585,421

Net increase (decrease) in net assets resulting from operations	21,646,171	153,914,069	451,933	1,873,480

Distributions to shareholders: (Note 1f)	(7,083,468)	(8,307,221)	—	—

Capital share transactions: (Note 2)	74,609,569	137,476,616	(12,142,770)	18,420,312

Net increase (decrease) in net assets	89,172,272	283,083,464	(11,690,837)	20,293,792
Net assets:
Beginning of period	598,934,120	315,850,656	24,563,186	4,269,394

End of Period	$688,106,392	$598,934,120	$12,872,349	$24,563,186

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	307

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Latin America ETF		Franklin FTSE Mexico ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income	$143,733	$62,831	$104,443	$78,918
Net realized gain (loss)	(71,623)	(78,302)	(52,436)	(219,622)
Net change in unrealized appreciation (depreciation)	(91,857)	833,245	539,484	1,997,216

Net increase (decrease) in net assets resulting from operations	(19,747)	817,774	591,491	1,856,512

Distributions to shareholders: (Note 1f)	(61,388)	(50,024)	(63,805)	(79,915)

Capital share transactions: (Note 2)	—	2,191,582	4,861,121	888,685

Net increase (decrease) in net assets	(81,135)	2,959,332	5,388,807	2,665,282
Net assets:
Beginning of period	4,479,700	1,520,368	5,535,902	2,870,620

End of Period	$4,398,565	$4,479,700	$10,924,709	$5,535,902

308	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Russia ETF		Franklin FTSE Saudi Arabia ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income	$684,621	$620,269	$53,461	$52,211
Net realized gain (loss)	136,370	720,065	24,836	9,323
Net change in unrealized appreciation (depreciation)	2,825,228	3,655,069	484,055	1,013,320

Net increase (decrease) in net assets resulting from operations	3,646,219	4,995,403	562,352	1,074,854

Distributions to shareholders: (Note 1f)	(131,041)	(587,880)	(35,511)	(56,892)

Capital share transactions: (Note 2)	5,715,044	(6,853,353)	—	—

Net increase (decrease) in net assets	9,230,222	(2,445,830)	526,841	1,017,962
Net assets:
Beginning of period	10,793,865	13,239,695	3,033,039	2,015,077

End of Period	$20,024,087	$10,793,865	$3,559,880	$3,033,039

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	309

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE South Africa ETF		Franklin FTSE South Korea ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income	$59,344	$102,844	$172,041	$617,015
Net realized gain (loss)	(68,597)	(138,401)	(1,614,265)	(592,956)
Net change in unrealized appreciation (depreciation)	(43,008)	1,271,635	(4,220,626)	14,536,607

Net increase (decrease) in net assets resulting from operations	(52,261)	1,236,078	(5,662,850)	14,560,666

Distributions to shareholders: (Note 1f)	(33,485)	(95,139)	(424,914)	(364,846)

Capital share transactions: (Note 2)	1,266,242	—	6,877,091	37,207,699

Net increase (decrease) in net assets	1,180,496	1,140,939	789,327	51,403,519
Net assets:
Beginning of period	2,622,243	1,481,304	62,965,790	11,562,271

End of Period	$3,802,739	$2,622,243	$63,755,117	$62,965,790

310	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Switzerland ETF		Franklin FTSE Taiwan ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income	$634,148	$1,009,318	$949,704	$464,971
Net realized gain (loss)	3,485,737	1,987,339	(29,461)	42,691
Net change in unrealized appreciation (depreciation)	885,715	5,484,279	1,735,599	10,935,848

Net increase (decrease) in net assets resulting from operations	5,005,600	8,480,936	2,655,842	11,443,510

Distributions to shareholders: (Note 1f)	(1,061,682)	(943,297)	(52,042)	(471,993)

Capital share transactions: (Note 2)	(13,817,500)	6,819,576	8,414,005	8,019,492

Net increase (decrease) in net assets	(9,873,582)	14,357,215	11,017,805	18,991,009
Net assets:
Beginning of period	48,569,748	34,212,533	32,896,839	13,905,830

End of Period	$38,696,166	$48,569,748	$43,914,644	$32,896,839

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE United Kingdom ETF

	Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income	$5,835,845	$4,203,945
Net realized gain (loss)	(1,147,876)	(6,238,675)
Net change in unrealized appreciation (depreciation)	2,647,032	30,968,158

Net increase (decrease) in net assets resulting from operations	7,335,001	28,933,428

Distributions to shareholders: (Note 1f)	(3,884,385)	(2,701,500)

Capital share transactions: (Note 2)	127,686,209	89,816,466

Net increase (decrease) in net assets	131,136,825	116,048,394
Net assets:
Beginning of period	205,672,578	89,624,184

End of Period	$336,809,403	$205,672,578

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Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-five separate funds, twenty-three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on September 30, 2021. At September 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.

Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 8 regarding other derivative information.

d. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. These securities received as collateral are held in segregated accounts with the Funds’ custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statements of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

e. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2021, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

f. Security Transactions, Investment Income, Expenses and Distributions (continued)

determined on a specific identification basis. Interest Income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

At September 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin FTSE Asia ex Japan ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	—	$(651)	400,000	$12,605,123

Net increase (decrease)	—	$(651)	400,000	$12,605,123

	Franklin FTSE Australia ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	—	$—	500,000	$11,932,219
Shares redeemed	—	—	(150,000)	(3,448,944)

Net increase (decrease)	—	$—	350,000	$8,483,275

	Franklin FTSE Brazil ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	5,200,000	$131,387,280	600,000	$12,225,064
Shares redeemed	(300,000)	(6,711,749)	(2,500,000)	(49,972,980)

Net increase (decrease)	4,900,000	$124,675,531	(1,900,000)	$(37,747,916)

	Franklin FTSE Canada ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,585,234	550,000	$15,691,933

Net increase (decrease)	50,000	$1,585,234	550,000	$15,691,933

	Franklin FTSE China ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	1,200,000	$36,181,820	1,800,000	$58,841,102
Shares redeemed	(200,000)	(6,446,795)	(200,000)	(4,906,711)

Net increase (decrease)	1,000,000	$29,735,025	1,600,000	$53,934,391

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin FTSE Europe ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	—	$57	5,200,000	$101,611,880
Shares redeemed	(1,600,000)	(47,646,890)	(1,600,000)	(38,572,665)

Net increase (decrease)	(1,600,000)	$(47,646,833)	3,600,000	$63,039,215

	Franklin FTSE Europe Hedged ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	—	$—	400,000	$9,846,602

Net increase (decrease)	—	$—	400,000	$9,846,602

	Franklin FTSE France ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	100,000	$3,120,862	—	$—
Shares redeemed	—	—	(200,000)	(4,055,531)

Net increase (decrease)	100,000	$3,120,862	(200,000)	$(4,055,531)

	Franklin FTSE Germany ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	150,000	$3,988,190	150,000	$3,514,675
Shares redeemed	—	—	(50,000)	(1,158,283)

Net increase (decrease)	150,000	$3,988,190	100,000	$2,356,392

	Franklin FTSE Hong Kong ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	—	$—	(150,000)	$(3,730,050)

Net increase (decrease)	—	$—	(150,000)	$(3,730,050)

	Franklin FTSE India ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	300,000	$9,271,514	350,000	$9,485,085
Shares redeemed	—	—	(50,000)	(891,851)

Net increase (decrease)	300,000	$9,271,514	300,000	$8,593,234

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin FTSE Japan ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	4,200,000	$129,437,983	7,800,000	$210,140,358
Shares redeemed	(1,800,000)	(54,828,414)	(2,400,000)	(72,663,742)

Net increase (decrease)	2,400,000	$74,609,569	5,400,000	$137,476,616

	Franklin FTSE Japan Hedged ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	—	$—	600,000	$18,420,312
Shares redeemed	(400,000)	(12,142,770)	—	—

Net increase (decrease)	(400,000)	$(12,142,770)	600,000	$18,420,312

	Franklin FTSE Latin America ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,000	$2,191,582

Net increase (decrease)	—	$—	100,000	$2,191,582

	Franklin FTSE Mexico ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	200,000	$4,861,121	50,000	$888,685

Net increase (decrease)	200,000	$4,861,121	50,000	$888,685

	Franklin FTSE Russia ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	200,000	$5,715,044	100,000	$2,631,824
Shares redeemed	—	—	(400,000)	(9,485,177)

Net increase (decrease)	200,000	$5,715,044	(300,000)	$(6,853,353)

	Franklin FTSE South Africa ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,266,242	—	$—

Net increase (decrease)	50,000	$1,266,242	—	$—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin FTSE South Korea ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	300,000	$9,771,432	1,300,000	$37,207,699
Shares redeemed	(100,000)	(2,894,341)	—	—

Net increase (decrease)	200,000	$6,877,091	1,300,000	$37,207,699

	Franklin FTSE Switzerland ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	100,000	$3,424,818	1,000,000	$30,006,453
Shares redeemed	(500,000)	(17,242,318)	(800,000)	(23,186,877)

Net increase (decrease)	(400,000)	$(13,817,500)	200,000	$6,819,576

	Franklin FTSE Taiwan ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	200,000	$8,414,005	200,000	$8,019,492

Net increase (decrease)	200,000	$8,414,005	200,000	$8,019,492

	Franklin FTSE United Kingdom ETF

	Six Months Ended September 30, 2021		Year Ended March 31, 2021

	Shares	Amount	Shares	Amount
Shares sold	5,050,000	$127,686,209	5,250,000	$119,960,341
Shares redeemed	—	—	(1,600,000)	(30,143,875)

Net increase (decrease)	5,050,000	$127,686,209	3,650,000	$89,816,466

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC. (Distributors) (formerly Franklin Templeton Distributors, Inc.)	Principal underwriter

a. Management Fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fee and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

a. Management Fees (continued)

Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fees are based on the daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin FTSE Asia ex Japan ETF	0.19%
Franklin FTSE Australia ETF	0.09%
Franklin FTSE Brazil ETF	0.19%
Franklin FTSE Canada ETF	0.09%
Franklin FTSE China ETF	0.19%
Franklin FTSE Europe ETF	0.09%
Franklin FTSE Europe Hedged ETF	0.09%
Franklin FTSE France ETF	0.09%
Franklin FTSE Germany ETF	0.09%
Franklin FTSE Hong Kong ETF	0.09%
Franklin FTSE India ETF	0.19%
Franklin FTSE Italy ETF	0.09%
Franklin FTSE Japan ETF	0.09%
Franklin FTSE Japan Hedged ETF	0.09%
Franklin FTSE Latin America ETF	0.19%
Franklin FTSE Mexico ETF	0.19%
Franklin FTSE Russia ETF	0.19%
Franklin FTSE Saudi Arabia ETF	0.39%
Franklin FTSE South Africa ETF	0.19%
Franklin FTSE South Korea ETF	0.09%
Franklin FTSE Switzerland ETF	0.09%
Franklin FTSE Taiwan ETF	0.19%
Franklin FTSE United Kingdom ETF	0.09%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of

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3. Transactions with Affiliates (continued)

c. Investments in Affiliated Management Investment Companies (continued)

Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2021, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin FTSE Asia ex Japan ETF
Non-Controlled Affiliates					Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$58,810	$1,334,991	$(1,301,350)	$—	$—	$92,451	92,451	$—

Franklin FTSE China ETF
Non-Controlled Affiliates					Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$517,219	$11,455,029	$(11,292,348)	$—	$—	$679,900	679,900	$39

Franklin FTSE Europe ETF
Non-Controlled Affiliates					Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$64,200	$241,080	$(305,280)	$—	$—	$—	—	$—

Franklin FTSE Europe Hedged ETF
Non-Controlled Affiliates						Dividend Income
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$157,303	$255,345	$(404,048)	$—	$—	$8,600	8,600	$—

Franklin FTSE Japan ETF
Non-Controlled Affiliates						Dividend Income
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$292,353	$11,439,989	$(11,374,595)	$—	$—	$357,746	357,746	$—

Non-Controlled Affiliates					Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$—	$—	$—	$—	$—	$—	—	$—

Total Affiliated Securities	$292,353	$11,439,989	$(11,374,595)	$—	$—	$357,746	357,746	$—

Franklin FTSE Japan Hedged ETF
Non-Controlled Affiliates						Dividend Income
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$13,379	$432,842	$(427,027)	$—	$—	$19,193	19,193	$—

Franklin FTSE South Korea ETF
Non-Controlled Affiliates					Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$—	$1,276,974	$(1,276,974)	$—	$—	$—	—	$—

Franklin FTSE United Kingdom ETF
Non-Controlled Affiliates					Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio 0.01%	$230,050	$685,049	$(697,519)	$—	$—	$217,580	217,580	$8

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3. Transactions with Affiliates (continued)

d. Other Affiliated Transactions

At September 30, 2021, the shares of the Funds were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]

Franklin FTSE Europe ETF
Franklin Moderate Allocation Fund	437,388	6.4%
Franklin Growth Allocation Fund	422,897	6.2%
Franklin 529 Portfolios	4,755,817	69.9%

	5,616,102	82.6%

Franklin FTSE Canada ETF
Franklin Resources Inc.	77,000	9.1%

Franklin FTSE Europe Hedged ETF
Franklin Resources Inc.	35,000	5.8%

Franklin FTSE Saudi Arabia ETF
Franklin Resources Inc	46,000	46.0%

Franklin FTSE South Africa ETF
Franklin Resources Inc.	26,000	17.3%

Franklin FTSE Switzerland ETF
Franklin Resources Inc.	95,000	7.9%

Franklin FTSE Italy ETF
Franklin Resources Inc.	14,000	9.3%

Franklin FTSE Japan ETF
Franklin 529 Portfolios	2,843,482	12.8%

Franklin FTSE United Kingdom ETF
Franklin Resources Inc.	3,435,000	25.1%
Franklin Managed Income Fund	1,250,000	9.1%

	4,685,000	34.2%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2021, the capital loss carryforwards were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Capital loss carryforwards not subject to expiration:
Long term	$674,816	$272,671	$5,352,471	$122,400
Short term	167,167	—	33,013,506	67,109

Total capital loss carryforwards	$841,983	$272,671	$38,365,977	$189,509

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4. Income Taxes (continued)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF		Franklin FTSE France ETF
Capital loss carryforwards not subject to expiration:
Long term	$4,744,973	$2,725,698	$304,140		$56,202
Short term	665,807	271,736	262,548		16,219

Total capital loss carryforwards	$5,410,780	$2,997,434	$566,688	*	$72,421

*Includes short term $262,548 and long term $134,962 capital loss carryforwards respectively from an ownership change on the Franklin FTSE Europe Hedged ETF Fund, which may be carried over to offset future capital gains, subject to certain loss limitations.

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF		Franklin FTSE Italy ETF
Capital loss carryforwards not subject to expiration:
Long term	$200,120	$281,338	$900,931		$272,988
Short term	52,664	—	108,428		—

Total capital loss carryforwards	$252,784	$281,338	$1,009,359		$272,988

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF		Franklin FTSE Mexico ETF
Capital loss carryforwards not subject to expiration:
Long term	$4,327,223	$—	$96,064		$514,888
Short term	—	478,757	11,678		40,089

Total capital loss carryforwards	$4,327,223	$478,757	$107,742		$554,977

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF		Franklin FTSE South Korea ETF
Capital loss carryforwards not subject to expiration:
Long term	$313,403	$33,928	$175,862		$1,848,703
Short term	155,543	10,784	19,349		829,396

Total capital loss carryforwards	$468,946	$44,712	$195,211		$2,678,099

During the year ended March 31, 2021, Franklin FTSE Saudi Arabia EFT utilized $13,252 as capital loss carryforward.

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Capital loss carryforwards not subject to expiration:
Long term	$137,486	$24,172	$2,181,372
Short term	170,115	10,135	1,093,024

Total capital loss carryforwards	$307,601	$34,307	$3,274,396

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4. Income Taxes (continued)

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At March 31, 2021, the deferred losses were as follows:

	Franklin FTSE China ETF	Franklin FTSE Europe Hedged ETF
Late-year ordinary losses	$(16,526)	$(52,163)
At September 30, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of investments	$30,635,671	$20,947,807	$251,836,323	$23,681,181

Unrealized appreciation	$5,703,158	$3,501,675	$3,602,808	$4,009,141
Unrealized depreciation	(3,873,067)	(705,751)	(56,578,883)	(258,657)

Net unrealized appreciation (depreciation)	$1,830,091	$2,795,924	$(52,976,075)	$3,750,484

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Cost of investments	$36,138,971	$156,241,384	$15,173,117	$9,996,682

Unrealized appreciation	$12,397,202	$41,597,198	$1,914,255	$1,100,929
Unrealized depreciation	(20,058,552)	(6,567,222)	(647,381)	(567,445)

Net unrealized appreciation (depreciation)	$(7,661,350)	$35,029,976	$1,266,874	$533,484

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Cost of investments	$12,040,319	$15,183,311	$28,596,485	$3,406,936

Unrealized appreciation	$1,302,481	$2,607,588	$10,198,220	$750,345
Unrealized depreciation	(509,801)	(2,422,036)	(154,714)	(139,785)

Net unrealized appreciation (depreciation)	$792,680	$185,552	$10,043,506	$610,560

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Cost of investments	$633,706,426	$13,459,345	$4,688,111	$9,962,232

Unrealized appreciation	$79,713,888	$583,523	$283,111	$1,091,777
Unrealized depreciation	(30,533,959)	(1,303,682)	(587,041)	(135,783)

Net unrealized appreciation (depreciation)	$49,179,929	$(720,159)	$(303,930)	$955,994

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4. Income Taxes (continued)

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Cost of investments	$16,075,874	$2,476,821	$3,453,981	$59,164,636

Unrealized appreciation	$4,100,702	$1,081,907	$488,500	$6,857,782
Unrealized depreciation	(170,788)	(5,060)	(141,876)	(2,334,485)

Net unrealized appreciation (depreciation)	$3,929,914	$1,076,847	$346,624	$4,523,297

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of investments	$36,102,602	$31,478,353	$330,809,145

Unrealized appreciation	$3,220,742	$12,715,375	$16,666,577
Unrealized depreciation	(1,122,129)	(366,577)	(12,865,424)

Net unrealized appreciation (depreciation)	$2,098,613	$12,348,798	$3,801,153

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions, financial futures transactions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2021, were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Purchases	$2,034,824	$990,841	$149,835,648	$666,872
Sales	$1,620,131	$785,497	$23,426,883	$574,549

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Purchases	$41,164,347	$6,156,973	$1,386,741	$439,887
Sales	$9,418,713	$7,523,576	$905,600	$277,717

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Purchases	$422,184	$1,030,151	$10,627,056	$344,339
Sales	$436,247	$896,569	$1,484,345	$326,829

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5. Investment Transactions (continued)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Purchases	$12,740,173	$1,088,653	$571,534	$833,064
Sales	$12,971,961	$684,309	$504,854	$790,961

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Purchases	$2,768,997	$270,100	$456,869	$12,874,782
Sales	$2,231,369	$253,531	$430,561	$5,745,167

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Purchases	$1,915,176	$10,491,643	$13,320,098
Sales	$2,647,580	$1,226,013	$7,465,087
In-kind transactions associated with creation and redemptions for the period ended September 30, 2021, were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of Securities Received	$—	$—	$—	$1,581,707
Value of Securities Delivered[a]	$—	$—	$—	$—

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Cost of Securities Received	$4,909,935	$—	$—	$3,114,402
Value of Securities Delivered[a]	$5,410,246	$46,960,441	$—	$—

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Cost of Securities Received	$3,981,705	$—	$—	$—
Value of Securities Delivered[a]	$—	$—	$—	$—

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Cost of Securities Received	$127,744,274	$—	$—	$4,855,477
Value of Securities Delivered[a]	$53,699,020	$12,013,260	$—	$—

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5. Investment Transactions (continued)

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Cost of Securities Received	$5,707,011	$—	$1,265,445	$—
Value of Securities Delivered[a]	$—	$—	$—	$—

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of Securities Received	$3,378,489	$—	$124,001,392
Value of Securities Delivered[a]	$16,959,884	$—	$—

aRealized gains and losses from in-kind redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

At September 30, 2021, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE China ETF	Franklin FTSE United Kingdom ETF
Securities lending transactions[a]:
Equity investments[b]	$92,541	$679,900	$217,580

aThe agreements can be terminated at any time.

bThe gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers recently impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Funds’ ability to sell these securities. At September 30, 2021, Franklin FTSE Russia ETF had 99.9% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

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7. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

8. Other Derivative Information

At September 30, 2021, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE Asia ex Japan ETF

Equity Contacts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$1,761	[a]

Totals		$—			$1,761

Franklin FTSE Brazil ETF

Equity Contacts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$109,145	[a]

Totals		$—			$109,145

Franklin FTSE China ETF

Equity Contacts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$9,026	[a]

Totals		$—			$9,026

Franklin FTSE Europe ETF

Equity Contacts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$1,962	[a]

Totals		$—			$1,962

Franklin FTSE Europe Hedge ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$317,897		Unrealized depreciation on OTC forward exchange contracts	$256

Equity contracts	Variation margin on futures contracts	—		Variation margin on futures contracts	$1,259	[a]

Totals		$317,897			$1,515

Franklin FTSE Germany ETF

Equity Contacts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$466	[a]

Totals		$—			$466

Franklin FTSE Hong Kong ETF

Equity Contacts	Variation margin on futures contracts	$53	[a]	Variation margin on futures contracts	$—

Totals		$53			$—

Franklin FTSE India ETF

Equity Contacts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$473	[a]

Totals		$—			$473

Franklin FTSE Japan ETF

Equity Contacts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$10,253	[a]

Totals		$—			$10,253

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8. Other Derivative Information (continued)

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE Japan Hedge ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$188,761		Unrealized depreciation on OTC forward exchange contracts	$226

Equity contracts	Variation margin on futures contracts	—		Variation margin on futures contracts	318	[a]

Totals		$188,761			$544

Franklin FTSE Latin America ETF

Equity Contacts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$823	[a]

Totals		$—			$823

Franklin FTSE Switzerland ETF

Equity Contacts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$24,712	[a]

Totals		$—			$24,712

Franklin FTSE United Kingdom ETF

Equity Contacts	Variation margin on futures contracts	$21,278	[a]	Variation margin on futures contracts	$—

Totals		$21,278			$—

a This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended September 30, 2021, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Asia ex Japan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(22,193)	Futures contracts	$6,252

Totals		$(22,193)		$6,252

Franklin FTSE Brazil ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(55,351)	Futures contracts	$(122,519)

Totals		$(55,351)		$(122,519)

Franklin FTSE China ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(123,052)	Futures contracts	$(3,684)

Totals		$(123,052)		$(3,684)

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8. Other Derivative Information (continued)

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Europe ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$71,632	Futures contracts	$(18,171)

Totals		$71,632		$(18,171)

Franklin FTSE Europe Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$10,813	Futures contracts	$(3,442)

	Forward exchange contracts	$251,432	Translation of other assets and liabilities denominated in foreign currencies	$20,104

Totals		$262,245		$16,662

Franklin FTSE Germany ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$911	Futures contracts	$(466)

Totals		$911		$(466)

Franklin FTSE Hong Kong ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(5,164)	Futures contracts	$53

Totals		$(5,164)		$53

Franklin FTSE India ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$—	Futures contracts	$(473)

Totals		$—		$(473)

Franklin FTSE Italy ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$1,105	Futures contracts	$—

Totals		$1,105		$—

Franklin FTSE Japan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$139,335	Futures contracts	$(6,629)

Totals		$139,335		$(6,629)

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8. Other Derivative Information (continued)

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Japan Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(14,260)	Futures contracts	$(708)

	Forward exchange contracts	$772,045	Translation of other assets and liabilities denominated in foreign currencies	$(656,720)

Totals		$757,785		$(657,428)

Franklin FTSE Latin America ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(579)	Futures contracts	$(823)

Totals		$(579)		$(823)

Franklin FTSE South Korea ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$27,540	Futures contracts	$(2,310)

Totals		$27,540		$(2,310)

Franklin FTSE Switzerland ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$64,629	Futures contracts	$(33,372)

Totals		$64,629		$(33,372)

Franklin FTSE Taiwan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

	Forward exchange contracts	$(84)	Translation of other assets and liabilities denominated in foreign currencies	$—

Equity contracts	Futures contracts	$(2,809)	Futures contracts	$—

Totals		$(2,893)		$—

Franklin FTSE United Kingdom ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$51,319	Futures contracts	$28,675

Totals		$51,319		$28,675

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8. Other Derivative Information (continued)

For the period ended September 30, 2021, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Brazil ETF	Franklin FTSE China ETF	Franklin FTSE Europe ETF
Futures contracts	$89,066	$1,294,278	$380,237	$887,504
Foreign exchange contracts	$—	$—	$18	$—

	Franklin FTSE Europe Hedged ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Futures contracts	$68,234	$35,264	$25,146	$4,380
Foreign exchange contracts	$48,148,178	$—	$—	$—

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE South Korea ETF	Franklin FTSE Taiwan ETF
Futures contracts	$4,112,489	$247,713	$152,379	$34,154
Foreign exchange contracts	$—	$60,699,152	$—	$—

	Franklin FTSE United Kingdom ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE Switzerland ETF
Futures contracts	$1,359,310	$—	$445,401
Foreign exchange contracts	$—	$2,362	$—

At September 30, 2021, the Funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities

	Assets[a]	Liabilities[a]
Franklin FTSE Europe Hedged ETF
Foreign exchange contracts	$317,897	$256

Franklin FTSE Japan Hedged ETF
Foreign exchange contracts	$188,761	$226

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

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8. Other Derivative Information (continued)

At September 30, 2021, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin FTSE Europe Hedged ETF
Counterparty
BOFA	$83,082	$(108)	$—	$—	$82,974
DBAB	78,764	(15)	—	—	78,749
HSBK	54,203	(41)	—	—	54,162
MSCO	47,710	(62)	—	—	47,648
UBSW	54,138	(30)	—	—	54,108

Total	$317,897	$(256)	$—	$—	$317,641

Franklin FTSE Japan Hedged ETF
Counterparty
DBAB	$52,348	$(22)	$—	$—	$52,326
HSBK	56,623	(104)	—	—	56,519
MSCO	23,166	(44)	—	—	23,122
UBSW	56,624	(56)	—	—	56,568

Total	$188,761	$(226)	$—	$—	$188,535

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

At September 30, 2021, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin FTSE Europe Hedged ETF
Counterparty
BOFA	$108	$(108)	$—	$—	$—
DBAB	15	(15)	—	—	—
HSBK	41	(41)	—	—	—
MSCO	62	(62)	—	—	—
UBSW	30	(30)	—	—	—

Total	$256	$(256)	$—	$—	$—

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8. Other Derivative Information (continued)

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin FTSE Japan Hedged ETF
Counterparty
DBAB	$22	$(22)	$—	$—	$—
HSBK	104	(104)	—	—	—
MSCO	44	(44)	—	—	—
UBSW	56	(56)	—	—	—

Total	$226	$(226)	$—	$—	$—

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(c) regarding derivative financial instruments.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1		Level 2	Level 3	Total

Franklin FTSE Asia ex Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$32,373,311	[c]	$—	$—	$32,373,311

Short-Term Investments	92,451		—	—	92,451

Total Investments in Securities	$32,465,762	[c]	$—	$—	$32,465,762

Liabilities:
Other Financial Instruments:
Futures Contracts	$1,761		$—	$—	$1,761

Franklin FTSE Australia ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$23,743,731		$—	$—	$23,743,731

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9. Fair Value Measurements (continued)

	Level 1		Level 2	Level 3	Total

Franklin FTSE Brazil ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$198,860,248		$—	$—	$198,860,248

Liabilities:
Other Financial Instruments:
Futures Contracts	$109,145		$—	$—	$109,145

Franklin FTSE Canada ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$27,431,665		$—	$—	$27,431,665

Franklin FTSE China ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$127,797,721	[c]	$—	$—	$127,797,721
Short-Term Investments	679,900		—	—	679,900

Total Investments in Securities	$128,477,621	[c]	$—	$—	$128,477,621

Liabilities:
Other Financial Instruments:
Futures Contracts	$9,026		$—	$—	$9,026

Franklin FTSE Europe ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$191,271,360	[c]	$—	—	$191,271,360

Other Financial Instruments:
Futures Contracts	$2,222		$—	$—	$2,222

Liabilities:
Other Financial Instruments:
Futures Contracts	$15,209		$—	$—	$15,209

Franklin FTSE Europe Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$16,431,391	[c]	$—	$—	$16,431,391
Short-Term Investments	8,600		—	—	8,600

Total Investments in Securities	$16,439,991	[c]	$—	$—	$16,439,991

Other Financial Instruments:
Forward Exchange Contracts	$—		$317,897	$—	$317,897

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—		$256	$—	$256
Futures Contracts	1,259		—	—	1,259

Total Other Financial Instruments	$1,259		$256	$—	$1,515

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9. Fair Value Measurements (continued)

	Level 1		Level 2	Level 3	Total

Franklin FTSE France ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$10,530,166		$—	$—	$10,530,166

Franklin FTSE Germany ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$12,832,999		$—	$—	$12,832,999

Liabilities:
Other Financial Instruments:
Futures Contracts	$466		$—	$—	$466

Franklin FTSE Hong Kong ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$15,368,863		$—	$—	$15,368,863

Other Financial Instruments:
Futures Contracts	$53		$—	$—	$53

Franklin FTSE India ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$38,639,991	[c]	$—	$—	$38,639,991

Liabilities:
Other Financial Instruments:
Futures Contracts	$473		$—	$—	$473

Franklin FTSE Italy ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$4,017,496		$—	$—	$4,017,496

Franklin FTSE Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$682,528,609		$—	$—	$682,528,609
Short-Term Investments	357,746		—	—	357,746

Total Investments in Securities	$682,886,355		$—	$—	$682,886,355

Liabilities:
Other Financial Instruments:
Futures Contracts	$10,253		$—	$—	$10,253

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9. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin FTSE Japan Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$12,719,993	$—	$—	$12,719,993
Short-Term Investments	19,193	—	—	19,193

Total Investments in Securities	$12,739,186	$—	$—	$12,739,186

Other Financial Instruments:
Forward Exchange Contracts	$—	$188,761	$—	$188,761

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$226	$—	$226
Futures Contracts	318	—	—	318

Total Other Financial Instruments	$318	$226	$—	$544

Franklin FTSE Latin America ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$4,384,181	$—	$—	$4,384,181

Liabilities:
Other Financial Instruments:
Futures Contracts	$823	$—	$—	$823

Franklin FTSE Mexico ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$10,918,226	$—	$—	$10,918,226

Franklin FTSE Russia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$20,005,788	$—	$—	$20,005,788

Franklin FTSE Saudi Arabia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$3,553,668	$—	$—	$3,553,668

Franklin FTSE South Africa ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$3,800,605	$—	$—	$3,800,605

Franklin FTSE South Korea ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$63,687,933	$—	$—	$63,687,933

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9. Fair Value Measurements (continued)

	Level 1		Level 2	Level 3	Total

Franklin FTSE Switzerland ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$38,201,215		$—	$—	$38,201,215

Liabilities:
Other Financial Instruments:
Futures Contracts	$24,712		$—	$—	$24,712

Franklin FTSE Taiwan ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$43,827,151		$—	$—	$43,827,151

Franklin FTSE United Kingdom ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$334,392,718	[c]	$—	$—	$334,392,718
Short-Term Investments	217,580		—	—	217,580

Total Investments in Securities	$334,610,298	[c]	$—	$—	$334,610,298

Other Financial Instruments:
Futures Contracts	$21,278		$—	$—	$21,278

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and convertible preferred stocks, warrants, as well as other equity investments.

cIncludes securities determined to have no value at September 30, 2021.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ADR	– American Depositary Receipt
CDI	– Clearing House Electronic Subregister System Depositary Interest
IDR	– International Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
REIT	– Real Estate Investment Trust

Counterparty
BOFA	Bank of America Corp.
DBAB	Deutsche Bank AG
HSBK	HSBC Bank PLC
MSCO	Morgan Stanley
UBSW	UBS AG

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Tax Information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Funds is required to be furnished to shareholders with respect to the income earned and distributions paid during their fiscal year.

Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended March 31, 2021:

Fund	Foreign Taxes Paid	Foreign Source Income Earned
Franklin FTSE Asia ex Japan ETF	53,037	430,799
Franklin FTSE Australia ETF	9,029	513,966
Franklin FTSE Brazil ETF	184,413	2,768,864
Franklin FTSE Canada ETF	42,984	287,811
Franklin FTSE China ETF	75,452	891,572
Franklin FTSE Europe ETF	382,101	5,915,252
Franklin FTSE Europe Hedged ETF	12,180	141,649
Franklin FTSE France ETF	257	112,964
Franklin FTSE Germany ETF	20,513	206,968
Franklin FTSE Hong Kong ETF	63	500,144
Franklin FTSE India ETF	72,740	155,294
Franklin FTSE Italy ETF	11,298	111,649
Franklin FTSE Japan ETF	1,087,658	10,517,749
Franklin FTSE Japan Hedged ETF	27,077	262,044
Franklin FTSE Latin America	5,846	68,678
Franklin FTSE Mexico ETF	4,989	83,961
Franklin FTSE Russia ETF	72,005	690,267
Franklin FTSE Saudi Arabia	2,756	55,171
Franklin FTSE South Africa	9,909	112,927
Franklin FTSE South Korea ETF	126,671	749,202
Franklin FTSE Switzerland ETF	162,054	1,172,721
Franklin FTSE Taiwan ETF	137,968	605,616
Franklin FTSE United Kingdom ETF	33,897	4,238,726

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin FTSE Asia ex Japan ETF

Franklin FTSE Australia ETF

Franklin FTSE Brazil ETF

Franklin FTSE Canada ETF

Franklin FTSE China ETF

Franklin FTSE Europe ETF

Franklin FTSE Europe Hedged ETF

Franklin FTSE France ETF

Franklin FTSE Germany ETF

Franklin FTSE Hong Kong ETF

Franklin FTSE India ETF

Franklin FTSE Italy ETF

Franklin FTSE Japan ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE Latin America ETF

Franklin FTSE Mexico ETF

Franklin FTSE Russia ETF

Franklin FTSE Saudi Arabia ETF

Franklin FTSE South Africa ETF

Franklin FTSE South Korea ETF

Franklin FTSE Switzerland ETF

Franklin FTSE Taiwan ETF

Franklin FTSE United Kingdom ETF

(each a Fund)

At a meeting held on May 26, 2021 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisory Services, LLC (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees, including a number of special meetings during the pandemic to enhance Board oversight of Fund-related matters during this period. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, in some cases, requested additional information from the Manager relating to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) each Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds

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SHAREHOLDER INFORMATION

and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans, including the effectiveness of those plans during the pandemic, and developing strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity in the current work-from-home environment and liquidity risk management.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to enhancing services and controlling costs, as reflected in its outsourcing of certain administrative functions, and growth opportunities, as evidenced by its recent acquisition of the Legg Mason companies. The Board also noted FT’s attention focused on expanding the distribution opportunities for all funds in the FT family of funds.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board noted that, in light of the Funds’ use of a “passive” or indexing investment approach, management evaluates the Funds based on their tracking error against a specified benchmark. The Board also noted that management did not provide peer fund performance analyses typically prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as the Funds’ are pure-index exchange-traded funds as opposed to active or smart beta funds. The Board referenced earlier discussions with the Manager on matters related to, among other things, the importance of performance to asset growth and growth of market share, and the performance of the Funds in periods of volatility. In addition, the Board acknowledged information provided regarding the Manager’s strategy behind the overall product line-up, the sources of asset growth, the nature of the Manager’s research, potential use of innovative data and technology, and investments in marketing and distribution. The Board noted the Manager’s high level of client engagement and the strength of its compliance program. The Board then noted that for the one-year period ended February 28, 2021, each Fund’s tracking error was within the tolerance anticipated for such Fund, except that the tracking error for the Franklin FTSE Asia ex Japan ETF was 21 basis points below the tolerance anticipated for this Fund, for the Franklin FTSE Canada ETF was 10 basis points above the tolerance anticipated for this Fund, for the Franklin FTSE China ETF was 11.9 basis points below the tolerance for this Fund, for the Franklin FTSE India ETF was 299.8 basis points below the tolerance for this Fund, for the Franklin FTSE Saudi Arabia ETF was 10.4 basis points below the tolerance for this Fund, for the Franklin FTSE Switzerland ETF was 50.4 basis points above the tolerance for this Fund and for the Franklin FTSE Taiwan ETF was 3.3 basis points above the tolerance for this Fund.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio, noting that each Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group. The Expense Group for each Fund was as follows:

•	The Expense Group for the Franklin FTSE Asia Ex Japan ETF was comprised of pure index exchange-traded funds, which included the Fund and two other Pacific ex-Japan funds.

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•	The Expense Group for the Franklin FTSE Australia ETF was comprised of pure index exchange-traded funds, which included the Fund and one other Pacific region fund.

•	The Expense Group for the Franklin FTSE Brazil ETF was comprised of pure index exchange-traded funds, which included the Fund and two other Latin American funds.

•	The Expense Group for the Franklin FTSE Canada ETF was comprised of pure index exchange-traded funds, which included the Fund and two other international large-cap core funds.

•	The Expense Group for the Franklin FTSE China ETF was comprised of pure index exchange-traded funds, which included the Fund and eight other China region funds.

•	The Expense Group for the Franklin FTSE Europe ETF was comprised of pure index exchange-traded funds, which included the Fund and six other European region funds.

•	The Expense Group for the Franklin FTSE Europe Hedged ETF was comprised of pure index exchange-traded funds, which included the Fund and two other European region funds.

•	The Expense Group for the Franklin FTSE France ETF was comprised of pure index exchange-traded funds, which included the Fund and four other European region funds.

•	The Expense Group for the Franklin FTSE Germany ETF was comprised of pure index exchange-traded funds, which included the Fund and two other European region funds.

•	The Expense Group for the Franklin FTSE Hong Kong ETF was comprised of pure index exchange-traded funds, which included the Fund and one other China region fund.

•	The Expense Group for the Franklin FTSE India ETF was comprised of pure index exchange-traded funds, which included the Fund and two other India region funds.

•	The Expense Group for the Franklin FTSE Italy ETF was comprised of pure index exchange-traded funds, which included the Fund and one other European region fund.
•	The Expense Group for the Franklin FTSE Japan ETF was comprised of pure index exchange-traded funds, which included the Fund and two other Japanese funds.

•	The Expense Group for the Franklin FTSE Japan Hedged ETF was comprised of pure index exchange-traded funds, which included the Fund and two other Japanese funds.

•	The Expense Group for the Franklin FTSE Latin America ETF was comprised of pure index exchange-traded funds, which included the Fund and one other Latin American fund.

•	The Expense Group for the Franklin FTSE Mexico ETF was comprised of pure index exchange-traded funds, which included the Fund and one other Latin American fund.

•	The Expense Group for the Franklin FTSE Russia ETF was comprised of pure index exchange-traded funds, which included the Fund and two other emerging markets funds.

•	The Expense Group for the Franklin FTSE Saudi Arabia ETF was comprised of pure index exchange-traded funds, which included the Fund and one other emerging markets fund.

•	The Expense Group for the Franklin FTSE South Africa ETF was comprised of pure index exchange-traded funds, which included the Fund and one other emerging markets fund.

•	The Expense Group for the Franklin FTSE South Korea ETF was comprised of pure index exchange-traded funds, which included the Fund and one other Pacific ex-Japan fund.

•	The Expense Group for the Franklin FTSE Switzerland ETF was comprised of pure index exchange-traded funds, which included the Fund and one other European region fund.

•	The Expense Group for the Franklin FTSE Taiwan ETF was comprised of pure index exchange-traded funds, which included the Fund and one other China region fund.

•	The Expense Group for the Franklin FTSE United Kingdom ETF was comprised of pure index exchange-traded funds, which included the Fund and one other European region fund.

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The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups, except that the actual total expense ratio for the Franklin FTSE Europe Hedged ETF and Franklin FTSE Japan Hedged ETF was equal to the median of its Expense Group. The Board also noted the small size of each Fund’s Expense Group, except for the Franklin FTSE China ETF which had eight peers in its Expense Group. The Board further noted each Fund’s unified management fee (Unified Fee). The Board also noted that pursuant to the Unified Fee arrangement the Manager reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s investment management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board concluded that the Management Rate charged to each Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2020, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board further noted management’s representation that the profitability analysis excluded the impact of the recent acquisition of the Legg Mason companies and that management expects to incorporate the legacy Legg Mason companies into the profitability analysis beginning next year. The Board also noted that PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that as of December 31, 2020, the net assets of each Fund were less than approximately $121 million (and in most cases much less), except for the Franklin FTSE Europe ETF which had assets of approximately $241 million and the Franklin FTSE

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Japan ETF which had assets of approximately $605 million. The Board recognized that there would not likely be any economies of scale for a Fund until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Liquidity Risk Management Program – In-Kind ETFs

Franklin FTSE Australia ETF

Franklin FTSE Canada ETF

Franklin FTSE Europe ETF

Franklin FTSE Europe Hedged ETF

Franklin FTSE France ETF

Franklin FTSE Germany ETF

Franklin FTSE Hong Kong ETF

Franklin FTSE Italy ETF

Franklin FTSE Japan ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE Mexico ETF

Franklin FTSE Russia ETF

Franklin FTSE South Africa ETF

Franklin FTSE Switzerland ETF

Franklin FTSE United Kingdom ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each of the Funds is an exchange-traded fund (“ETF”) that is considered an “In-Kind ETF” under the Liquidity Rule, which means that the Fund satisfies requests for redemption through in-kind transfers of portfolio securities, positions, and other assets, except for a de minimis amount of cash, and publishes its portfolio holdings daily. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. As an In-Kind ETF, the Fund is not required to include in the LRMP policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishing a highly liquid investment minimum (“HLIM”).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Because the Funds are ETFs, the ILC also considers, as relevant, (1) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (2) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

At meetings of the Funds’ Board of Trustees held in May 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

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Liquidity Risk Management Program – Non-In-Kind ETFs

Franklin FTSE Asia ex Japan ETF

Franklin FTSE Brazil ETF

Franklin FTSE China ETF

Franklin FTSE India ETF

Franklin FTSE Latin America ETF

Franklin FTSE Saudi Arabia ETF

Franklin FTSE South Korea ETF

Franklin FTSE Taiwan ETF

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global

Compliance, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including (i) the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) its short and long-term cash flow projections; (iii) its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit; (iv) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (v) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

The Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to

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determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

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Semiannual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2021 Franklin Templeton Investments. All rights reserved.		ETF5 S 11/21

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Rohit Baghat and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON ETF TRUST

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date	November 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date	November 29, 2021

By	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer and Chief Accounting Officer
Date	November 29, 2021